UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-01944

Principal Variable Contracts Funds, Inc.
(Exact name of registrant as specified in charter)

801 Grand Avenue, Des Moines, IA 50309
(Address of principal executive offices)                                                         (Zip code)

Principal Global Investors, LLC, 801 Grand Avenue, Des Moines, IA 50309
(Name and address of agent for service)

Registrant’s telephone number, including area code:	515-235-1719

Date of fiscal year end:	December 31, 2023

Date of reporting period:	June 30, 2023

ITEM 1 – REPORT TO STOCKHOLDERS
Principal Variable Contracts Funds, Inc.
Semiannual Report
June 30, 2023
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Table of Contents
Not FDIC or NCUA insured
May lose value • Not a deposit • No bank or credit union guarantee Not insured by any Federal government agency
Financial Statements 1
Notes to Financial Statements 64
Schedules of Investments 90
Financial Highlights (Includes performance information) 221
Shareholder Expense Example 295
Supplemental Information 298

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
June 30, 2023 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts Blue Chip Account
Bond Market Index
Account
Core Plus Bond
Account
Investment in securities--at cost ................................................................
$ 11,242 $ 2,647,480 $ 222,561
Investment in affiliated Funds--at cost ..........................................................
$ 203 $ 54,740 $ 7,139
Assets
Investment in securities--at value  ................................................................ $ 11,966 $ 2,384,478
(a)
$ 204,930
(a)
Investment in affiliated Funds--at value ........................................................... 203 54,740 7,139
Cash ............................................................................................... – 81 308
Deposits with counterparty ........................................................................ – – 8
Receivables:
Dividends and interest ....................................................................... 4 14,123 1,333
Expense reimbursement from Manager ..................................................... 1 – –
Fund shares sold ............................................................................. 41 29 949
Investment securities sold ................................................................... – 25,630 268
Variation margin on futures ................................................................. – – 44
Prepaid expenses ..................................................................................
4 – 9
Total Assets   12,219 2,479,081 214,988
Liabilities
Accrued management and investment advisory fees .............................................. 6 274 155
Accrued distribution fees .......................................................................... 2 – –
Accrued service fees .............................................................................. 1 – –
Accrued directors' expenses ....................................................................... 1 14 2
Accrued professional fees ......................................................................... 4 2 4
Accrued other expenses ........................................................................... – 5 –
Deposits from counterparty ....................................................................... – 25 –
Payables:
Fund shares redeemed ....................................................................... 17 9,950 63
Investment securities purchased ............................................................ 100 58,900 17,217
Variation margin on futures ................................................................. – – 2
Variation margin on swaps .................................................................. – – 42
Collateral obligation on securities loaned, at value ............................................... – 8,682 945
Total Liabilities
131 77,852 18,430
Net Assets Applicable to Outstanding Shares ..................................................
$ 12,088 $ 2,401,229 $ 196,558
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 12,452 $ 2,655,389 $ 222,850
Total distributable earnings (accumulated loss) ...................................................
(364) (254,160) (26,292)
Total Net Assets
$ 12,088 $ 2,401,229 $ 196,558
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 200,000 300,000 400,000
Net Asset Value Per Share:
Class 1 : Net Assets ................................................................................ N/A $ 2,401,229 $ 196,558
Shares Issued and Outstanding .............................................................. 257,149 20,492
Net Asset Value per share ...................................................................
$ 9 .34 $ 9 .59
Class 3 : Net Assets ................................................................................ $ 12,088 N/A N/A
Shares Issued and Outstanding .............................................................. 1,129
Net Asset Value per share ...................................................................
$ 10 .70
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
June 30, 2023 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Diversified Balanced
Account
Diversified Balanced
Managed Volatility
Account
Diversified Balanced
Volatility Control
Account
Investment in securities--at cost ................................................................
$ – $ – $ 42,259
Investment in affiliated Funds--at cost ..........................................................
$ 599,882 $ 131,169 $ 188,809
Assets
Investment in securities--at value  ................................................................ $ – $ – $ 46,526
Investment in affiliated Funds--at value ........................................................... 760,875 142,830 182,393
Receivables:
Fund shares sold ............................................................................. 31 – –
Investment securities sold ................................................................... 2,619 174 1,210
Prepaid expenses ..................................................................................
7 4 1
Total Assets   763,532 143,008 230,130
Liabilities
Accrued management and investment advisory fees .............................................. 31 6 22
Accrued distribution fees .......................................................................... 149 29 46
Accrued directors' expenses ....................................................................... 6 2 3
Accrued professional fees ......................................................................... 5 5 5
Payables:
Fund shares redeemed ....................................................................... 2,650 175 1,512
Investment securities purchased ............................................................ – – 164
Total Liabilities
2,841 217 1,752
Net Assets Applicable to Outstanding Shares ..................................................
$ 760,691 $ 142,791 $ 228,378
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 539,278 $ 122,731 $ 226,375
Total distributable earnings (accumulated loss) ...................................................
221,413 20,060 2,003
Total Net Assets
$ 760,691 $ 142,791 $ 228,378
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 650,000 400,000 400,000
Net Asset Value Per Share:
Class 1 : Net Assets ................................................................................ $ 33,976 N/A N/A
Shares Issued and Outstanding .............................................................. 2,311
Net Asset Value per share ...................................................................
$ 14 .70
Class 2 : Net Assets ................................................................................ $ 725,915 $ 142,781 $ 228,368
Shares Issued and Outstanding .............................................................. 49,296 12,079 20,183
Net Asset Value per share ...................................................................
$ 14 .73 $ 11 .82 $ 11 .32
Class 3 : Net Assets ................................................................................ $ 800 $ 10 $ 10
Shares Issued and Outstanding .............................................................. 55 1 1
Net Asset Value per share ...................................................................
$ 14 .55 $ 11 .76 $ 11 .28

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
June 30, 2023 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Diversified Growth
Account
Diversified Growth
Managed Volatility
Account
Diversified Growth
Volatility Control
Account
Investment in securities--at cost ................................................................
$ – $ – $ 244,751
Investment in affiliated Funds--at cost ..........................................................
$ 2,336,403 $ 260,550 $ 1,064,950
Assets
Investment in securities--at value  ................................................................ $ – $ – $ 271,302
Investment in affiliated Funds--at value ........................................................... 3,148,565 300,406 1,071,770
Receivables:
Dividends and interest ....................................................................... – – 1
Investment securities sold ................................................................... 10,743 1,169 3,799
Prepaid expenses ..................................................................................
3 2 2
Total Assets   3,159,311 301,577 1,346,874
Liabilities
Accrued management and investment advisory fees .............................................. 129 12 130
Accrued distribution fees .......................................................................... 642 61 272
Accrued directors' expenses ....................................................................... 20 3 8
Accrued professional fees ......................................................................... 5 5 5
Payables:
Fund shares redeemed ....................................................................... 10,743 1,169 4,749
Investment securities purchased ............................................................ – – 465
Total Liabilities
11,539 1,250 5,629
Net Assets Applicable to Outstanding Shares ..................................................
$ 3,147,772 $ 300,327 $ 1,341,245
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 2,084,166 $ 238,930 $ 1,275,672
Total distributable earnings (accumulated loss) ...................................................
1,063,606 61,397 65,573
Total Net Assets
$ 3,147,772 $ 300,327 $ 1,341,245
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 500,000 400,000 400,000
Net Asset Value Per Share:
Class 2 : Net Assets ................................................................................ $ 3,147,505 $ 300,316 $ 1,341,234
Shares Issued and Outstanding .............................................................. 176,482 23,427 111,178
Net Asset Value per share ...................................................................
$ 17 .83 $ 12 .82 $ 12 .06
Class 3 : Net Assets ................................................................................ $ 267 $ 11 $ 11
Shares Issued and Outstanding .............................................................. 15 1 1
Net Asset Value per share ...................................................................
$ 17 .68 $ 12 .75 $ 12 .03

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
June 30, 2023 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Diversified Income
Account
Diversified
International Account Equity Income Account
Investment in securities--at cost ................................................................
$ – $ 206,814 $ 342,909
Investment in affiliated Funds--at cost ..........................................................
$ 240,709 $ 2,970 $ 17,254
Foreign currency--at cost ........................................................................
$ – $ 245 $ –
Assets
Investment in securities--at value  ................................................................ $ – $ 251,163
(a)
$ 629,111
(a)
Investment in affiliated Funds--at value ........................................................... 255,862 2,970 17,254
Foreign currency--at value ........................................................................ – 245 –
Cash ............................................................................................... – 81 –
Receivables:
Dividends and interest ....................................................................... – 894 1,332
Fund shares sold ............................................................................. – 119 144
Investment securities sold ................................................................... 632 1,510 1,906
Prepaid expenses ..................................................................................
3 – 24
Total Assets   256,497 256,982 649,771
Liabilities
Accrued management and investment advisory fees .............................................. 11 176 248
Accrued distribution fees .......................................................................... 53 – 12
Accrued directors' expenses ....................................................................... 3 3 6
Accrued foreign tax ............................................................................... – 65 –
Accrued professional fees ......................................................................... 5 – 3
Accrued other expenses ........................................................................... – 5 –
Payables:
Fund shares redeemed ....................................................................... 632 1,777 616
Investment securities purchased ............................................................ – 959 1,930
Collateral obligation on securities loaned, at value ............................................... – 1,222 5,645
Total Liabilities
704 4,207 8,460
Net Assets Applicable to Outstanding Shares ..................................................
$ 255,793 $ 252,775 $ 641,311
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 226,310 $ 205,961 $ 292,464
Total distributable earnings (accumulated loss) ...................................................
29,483 46,814 348,847
Total Net Assets
$ 255,793 $ 252,775 $ 641,311
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 250,000 300,000 400,000
Net Asset Value Per Share:
Class 1 : Net Assets ................................................................................ N/A $ 252,775 $ 579,523
Shares Issued and Outstanding .............................................................. 16,864 20,980
Net Asset Value per share ...................................................................
$ 14 .99 $ 27 .62
Class 2 : Net Assets ................................................................................ $ 255,710 N/A $ 61,282
Shares Issued and Outstanding .............................................................. 20,038 2,251
Net Asset Value per share ...................................................................
$ 12 .76 $ 27 .23
Class 3 : Net Assets ................................................................................ $ 83 N/A $ 506
Shares Issued and Outstanding .............................................................. 6 19
Net Asset Value per share ...................................................................
$ 12 .98 $ 27 .32
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
June 30, 2023 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Global Emerging
Markets Account
Government & High
Quality Bond Account
LargeCap Growth
Account I
Investment in securities--at cost ................................................................
$ 60,982 $ 153,087 $ 381,701
Investment in affiliated Funds--at cost ..........................................................
$ 1,046 $ 2,558 $ 13,808
Foreign currency--at cost ........................................................................
$ 97 $ – $ –
Assets
Investment in securities--at value  ................................................................ $ 67,337
(a)
$ 138,354 $ 527,797
(a)
Investment in affiliated Funds--at value ........................................................... 1,046 2,558 13,808
Foreign currency--at value ........................................................................ 97 – –
Cash ............................................................................................... 475 106 –
Deposits with counterparty ........................................................................ – 273 246
Receivables:
Dividends and interest ....................................................................... 253 379 133
Expense reimbursement from Manager ..................................................... – – 6
Fund shares sold ............................................................................. 106 378 77
Investment securities sold ................................................................... 12 – 2,395
Variation margin on futures ................................................................. – 52 58
Prepaid expenses ..................................................................................
5 17 10
Total Assets   69,331 142,117 544,530
Liabilities
Accrued management and investment advisory fees .............................................. 57 51 300
Accrued directors' expenses ....................................................................... 1 2 3
Accrued foreign tax ............................................................................... 326 – –
Accrued professional fees ......................................................................... 1 3 4
Cash overdraft ..................................................................................... – – 12
Deposits from counterparty ....................................................................... – 107 –
Payables:
Fund shares redeemed ....................................................................... 22 40 1,682
Investment securities purchased ............................................................ 494 15,775 863
Collateral obligation on securities loaned, at value ............................................... 10 – 1,136
Total Liabilities
911 15,978 4,000
Net Assets Applicable to Outstanding Shares ..................................................
$ 68,420 $ 126,139 $ 540,530
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 64,712 $ 156,425 $ 349,278
Total distributable earnings (accumulated loss) ...................................................
3,708 (30,286) 191,252
Total Net Assets
$ 68,420 $ 126,139 $ 540,530
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 200,000 200,000 200,000
Net Asset Value Per Share:
Class 1 : Net Assets ................................................................................ $ 68,420 $ 126,139 $ 540,530
Shares Issued and Outstanding .............................................................. 4,730 15,026 14,058
Net Asset Value per share ...................................................................
$ 14 .47 $ 8 .39 $ 38 .45
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
June 30, 2023 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
LargeCap S&P 500
Index Account
LargeCap S&P 500
Managed Volatility
Index Account MidCap Account
Investment in securities--at cost ................................................................
$ 1,486,734 $ 98,801 $ 383,360
Investment in affiliated Funds--at cost ..........................................................
$ 54,173 $ 11,478 $ 671
Assets
Investment in securities--at value  ................................................................ $ 2,711,695
(a)
$ 175,583
(a)
$ 593,128
(a)
Investment in affiliated Funds--at value ........................................................... 54,173 11,478 671
Cash ............................................................................................... – – 5
Receivables:
Dividends and interest ....................................................................... 1,903 157 131
Fund shares sold ............................................................................. 804 – 600
Investment securities sold ................................................................... – – 1,602
Variation margin on futures ................................................................. 638 42 –
Prepaid expenses ..................................................................................
– – 18
Total Assets   2,769,213 187,260 596,155
Liabilities
Accrued management and investment advisory fees .............................................. 452 54 252
Accrued distribution fees .......................................................................... 10 – 8
Accrued directors' expenses ....................................................................... 17 2 5
Accrued professional fees ......................................................................... 4 4 4
Accrued other expenses ........................................................................... 2 4 –
Payables:
Fund shares redeemed ....................................................................... 7,888 587 1,364
Investment securities purchased ............................................................ – – 1,258
Options and swaptions contracts written  (premiums received $ 0 , $ 453 and $ 0 ) ........... – 107 –
Collateral obligation on securities loaned, at value ............................................... 603 39 693
Total Liabilities
8,976 797 3,584
Net Assets Applicable to Outstanding Shares ..................................................
$ 2,760,237 $ 186,463 $ 592,571
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 1,288,523 $ 100,803 $ 327,127
Total distributable earnings (accumulated loss) ...................................................
1,471,714 85,660 265,444
Total Net Assets
$ 2,760,237 $ 186,463 $ 592,571
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 300,000 100,000 105,000
Net Asset Value Per Share:
Class 1 : Net Assets ................................................................................ $ 2,711,488 $ 186,463 $ 554,456
Shares Issued and Outstanding .............................................................. 127,322 11,731 9,338
Net Asset Value per share ...................................................................
$ 21 .30 $ 15 .89 $ 59 .37
Class 2 : Net Assets ................................................................................ $ 48,749 N/A $ 38,115
Shares Issued and Outstanding .............................................................. 2,335 652
Net Asset Value per share ...................................................................
$ 20 .88 $ 58 .50
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
June 30, 2023 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Principal Capital
Appreciation Account
Principal LifeTime 2020
Account
Principal LifeTime 2030
Account
Investment in securities--at cost ................................................................
$ 87,388 $ – $ –
Investment in affiliated Funds--at cost ..........................................................
$ 4,229 $ 151,493 $ 248,471
Assets
Investment in securities--at value  ................................................................ $ 169,409 $ – $ –
Investment in affiliated Funds--at value ........................................................... 4,229 151,099 253,407
Receivables:
Dividends and interest ....................................................................... 128 191 244
Fund shares sold ............................................................................. 12 21 1,329
Investment securities sold ................................................................... – 135 –
Prepaid expenses ..................................................................................
15 10 9
Total Assets   173,793 151,456 254,989
Liabilities
Accrued management and investment advisory fees .............................................. 87 – –
Accrued distribution fees .......................................................................... 8 – –
Accrued directors' expenses ....................................................................... 3 2 2
Accrued professional fees ......................................................................... 4 5 5
Payables:
Fund shares redeemed ....................................................................... 743 155 56
Investment securities purchased ............................................................ – 173 1,494
Total Liabilities
845 335 1,557
Net Assets Applicable to Outstanding Shares ..................................................
$ 172,948 $ 151,121 $ 253,432
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 76,311 $ 143,590 $ 237,291
Total distributable earnings (accumulated loss) ...................................................
96,637 7,531 16,141
Total Net Assets
$ 172,948 $ 151,121 $ 253,432
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 200,000 200,000 200,000
Net Asset Value Per Share:
Class 1 : Net Assets ................................................................................ $ 130,856 $ 151,121 $ 253,432
Shares Issued and Outstanding .............................................................. 3,760 12,186 19,936
Net Asset Value per share ...................................................................
$ 34 .80 $ 12 .40 $ 12 .71
Class 2 : Net Assets ................................................................................ $ 42,092 N/A N/A
Shares Issued and Outstanding .............................................................. 1,235
Net Asset Value per share ...................................................................
$ 34 .09

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
June 30, 2023 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime 2040
Account
Principal LifeTime 2050
Account
Principal LifeTime 2060
Account
Investment in affiliated Funds--at cost ..........................................................
$ 127,146 $ 60,706 $ 17,098
Assets
Investment in affiliated Funds--at value ........................................................... $ 133,214 $ 64,018 $ 17,448
Receivables:
Dividends and interest ....................................................................... 56 5 2
Fund shares sold ............................................................................. 631 20 43
Investment securities sold ................................................................... – 242 –
Prepaid expenses ..................................................................................
9 10 6
Total Assets   133,910 64,295 17,499
Liabilities
Accrued directors' expenses ....................................................................... 2 1 1
Accrued professional fees ......................................................................... 5 5 5
Payables:
Fund shares redeemed ....................................................................... 4 261 –
Investment securities purchased ............................................................ 677 5 45
Total Liabilities
688 272 51
Net Assets Applicable to Outstanding Shares ..................................................
$ 133,222 $ 64,023 $ 17,448
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 121,465 $ 58,036 $ 16,438
Total distributable earnings (accumulated loss) ...................................................
11,757 5,987 1,010
Total Net Assets
$ 133,222 $ 64,023 $ 17,448
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 200,000 200,000 100,000
Net Asset Value Per Share:
Class 1 : Net Assets ................................................................................ $ 133,222 $ 64,023 $ 17,448
Shares Issued and Outstanding .............................................................. 8,237 4,085 1,146
Net Asset Value per share ...................................................................
$ 16 .17 $ 15 .67 $ 15 .22

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
June 30, 2023 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime
Strategic Income
Account
Real Estate Securities
Account
SAM Balanced
Portfolio
Investment in securities--at cost ................................................................
$ – $ 121,101 $ –
Investment in affiliated Funds--at cost ..........................................................
$ 59,172 $ 537 $ 512,542
Assets
Investment in securities--at value  ................................................................ $ – $ 133,639 $ –
Investment in affiliated Funds--at value ........................................................... 55,707 537 584,844
Receivables:
Dividends and interest ....................................................................... 82 679 425
Fund shares sold ............................................................................. 47 104 232
Investment securities sold ................................................................... – – 1,051
Prepaid expenses ..................................................................................
13 11 13
Total Assets   55,849 134,970 586,565
Liabilities
Accrued management and investment advisory fees .............................................. – 86 110
Accrued distribution fees .......................................................................... – 2 28
Accrued directors' expenses ....................................................................... 1 2 4
Accrued professional fees ......................................................................... 12 4 5
Payables:
Fund shares redeemed ....................................................................... 18 36 1,283
Investment securities purchased ............................................................ 104 4 338
Total Liabilities
135 134 1,768
Net Assets Applicable to Outstanding Shares ..................................................
$ 55,714 $ 134,836 $ 584,797
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 58,112 $ 110,380 $ 486,897
Total distributable earnings (accumulated loss) ...................................................
(2,398) 24,456 97,900
Total Net Assets
$ 55,714 $ 134,836 $ 584,797
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 100,000 300,000 300,000
Net Asset Value Per Share:
Class 1 : Net Assets ................................................................................ $ 55,714 $ 125,043 $ 447,721
Shares Issued and Outstanding .............................................................. 5,208 7,013 32,376
Net Asset Value per share ...................................................................
$ 10 .70 $ 17 .83 $ 13 .83
Class 2 : Net Assets ................................................................................ N/A $ 9,793 $ 137,076
Shares Issued and Outstanding .............................................................. 549 10,095
Net Asset Value per share ...................................................................
$ 17 .84 $ 13 .58

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
June 30, 2023 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
SAM Conservative
Balanced Portfolio
SAM Conservative
Growth Portfolio
SAM Flexible Income
Portfolio
Investment in affiliated Funds--at cost ..........................................................
$ 153,375 $ 311,022 $ 140,664
Assets
Investment in affiliated Funds--at value ........................................................... $ 163,396 $ 374,830 $ 140,726
Receivables:
Dividends and interest ....................................................................... 170 139 166
Fund shares sold ............................................................................. 41 87 277
Investment securities sold ................................................................... 67 449 –
Prepaid expenses ..................................................................................
12 13 13
Total Assets   163,686 375,518 141,182
Liabilities
Accrued management and investment advisory fees .............................................. 31 70 27
Accrued distribution fees .......................................................................... 6 35 7
Accrued directors' expenses ....................................................................... 2 3 2
Accrued professional fees ......................................................................... 5 5 3
Payables:
Fund shares redeemed ....................................................................... 108 536 53
Investment securities purchased ............................................................ 148 89 368
Total Liabilities
300 738 460
Net Assets Applicable to Outstanding Shares ..................................................
$ 163,386 $ 374,780 $ 140,722
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 152,517 $ 298,963 $ 144,675
Total distributable earnings (accumulated loss) ...................................................
10,869 75,817 (3,953)
Total Net Assets
$ 163,386 $ 374,780 $ 140,722
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 200,000 200,000 200,000
Net Asset Value Per Share:
Class 1 : Net Assets ................................................................................ $ 133,093 $ 202,993 $ 105,034
Shares Issued and Outstanding .............................................................. 12,255 10,352 9,895
Net Asset Value per share ...................................................................
$ 10 .86 $ 19 .61 $ 10 .61
Class 2 : Net Assets ................................................................................ $ 30,293 $ 171,787 $ 35,688
Shares Issued and Outstanding .............................................................. 2,842 8,945 3,415
Net Asset Value per share ...................................................................
$ 10 .66 $ 19 .21 $ 10 .45

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
June 30, 2023 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
SAM Strategic Growth
Portfolio
Short-Term Income
Account SmallCap Account
Investment in securities--at cost ................................................................
$ – $ 139,291 $ 150,925
Investment in affiliated Funds--at cost ..........................................................
$ 316,023 $ 3,880 $ 2,780
Assets
Investment in securities--at value  ................................................................ $ – $ 133,687
(a)
$ 173,859
(a)
Investment in affiliated Funds--at value ........................................................... 377,761 3,880 2,780
Deposits with counterparty ........................................................................ – 123 –
Receivables:
Dividends and interest ....................................................................... 18 709 164
Fund shares sold ............................................................................. 467 763 483
Investment securities sold ................................................................... – 1 –
Prepaid expenses ..................................................................................
13 11 17
Total Assets   378,259 139,174 177,303
Liabilities
Accrued management and investment advisory fees .............................................. 70 46 116
Accrued distribution fees .......................................................................... 37 – 2
Accrued directors' expenses ....................................................................... 3 2 3
Accrued professional fees ......................................................................... 5 3 2
Cash overdraft ..................................................................................... – – 6
Payables:
Fund shares redeemed ....................................................................... 146 151 28
Investment securities purchased ............................................................ 321 – 7
Collateral obligation on securities loaned, at value ............................................... – 433 2,549
Total Liabilities
582 635 2,713
Net Assets Applicable to Outstanding Shares ..................................................
$ 377,677 $ 138,539 $ 174,590
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 308,563 $ 141,311 $ 144,523
Total distributable earnings (accumulated loss) ...................................................
69,114 (2,772) 30,067
Total Net Assets
$ 377,677 $ 138,539 $ 174,590
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 200,000 400,000 200,000
Net Asset Value Per Share:
Class 1 : Net Assets ................................................................................ $ 193,447 $ 138,539 $ 165,538
Shares Issued and Outstanding .............................................................. 8,670 56,427 11,468
Net Asset Value per share ...................................................................
$ 22 .31 $ 2 .46 $ 14 .43
Class 2 : Net Assets ................................................................................ $ 184,230 N/A $ 9,052
Shares Issued and Outstanding .............................................................. 8,425 634
Net Asset Value per share ...................................................................
$ 21 .87 $ 14 .28
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
June 30, 2023 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
U.S. LargeCap Buffer
April Account
U.S. LargeCap Buffer
January Account
U.S. LargeCap Buffer
July Account
Investment in securities--at cost ................................................................
$ 56,451 $ 15,594 $ 25,246
Investment in affiliated Funds--at cost ..........................................................
$ 3 $ 3 $ –
Assets
Investment in securities--at value  ................................................................ $ 58,809 $ 16,817 $ 26,712
Investment in affiliated Funds--at value ........................................................... 3 3 –
Cash ............................................................................................... – – 10,856
Receivables:
Dividends and interest ....................................................................... 64 18 14
Expense reimbursement from Manager ..................................................... – 1 1
Fund shares sold ............................................................................. – – 33,453
Investment securities sold ................................................................... 944 230 5,062
Prepaid expenses ..................................................................................
– 3 3
Total Assets   59,820 17,072 76,101
Liabilities
Accrued management and investment advisory fees .............................................. 37 10 9
Accrued distribution fees .......................................................................... 13 4 3
Accrued directors' expenses ....................................................................... – 1 1
Accrued professional fees ......................................................................... 2 6 6
Payables:
Borrowing ................................................................................... 675 180 –
Fund shares redeemed ....................................................................... 19,774 3,968 1,158
Investment securities purchased ............................................................ 253 46 15,809
Options and swaptions contracts written  (premiums received $ 2,430 , $ 793 and $ 797 ) .... 1,629 496 801
Total Liabilities
22,383 4,711 17,787
Net Assets Applicable to Outstanding Shares ..................................................
$ 37,437 $ 12,361 $ 58,314
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 33,650 $ 9,649 $ 55,859
Total distributable earnings (accumulated loss) ...................................................
3,787 2,712 2,455
Total Net Assets
$ 37,437 $ 12,361 $ 58,314
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 200,000 200,000 200,000
Net Asset Value Per Share:
Class 2 : Net Assets ................................................................................ $ 37,437 $ 12,361 $ 58,314
Shares Issued and Outstanding .............................................................. 3,519 1,101 5,152
Net Asset Value per share ...................................................................
$ 10 .64 $ 11 .23 $ 11 .32

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
June 30, 2023 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
U.S. LargeCap Buffer
October Account
Investment in securities--at cost ............................................................................................................................
$ 14,916
Investment in affiliated Funds--at cost ......................................................................................................................
$ 11
Assets
Investment in securities--at value  ............................................................................................................................ $ 16,725
Investment in affiliated Funds--at value ....................................................................................................................... 11
Receivables:
Dividends and interest ................................................................................................................................... 16
Expense reimbursement from Manager ................................................................................................................. 1
Fund shares sold ......................................................................................................................................... 1,214
Prepaid expenses ..............................................................................................................................................
3
Total Assets   17,970
Liabilities
Accrued management and investment advisory fees .......................................................................................................... 9
Accrued distribution fees ...................................................................................................................................... 3
Accrued directors' expenses ................................................................................................................................... 1
Accrued professional fees ..................................................................................................................................... 7
Payables:
Fund shares redeemed ................................................................................................................................... 8
Options and swaptions contracts written  (premiums received $ 903 ) ................................................................................... 547
Total Liabilities
575
Net Assets Applicable to Outstanding Shares ..............................................................................................................
$ 17,395
Net Assets Consist of:
Capital shares and additional paid-in-capital ................................................................................................................. $ 14,239
Total distributable earnings (accumulated loss) ...............................................................................................................
3,156
Total Net Assets
$ 17,395
Capital Stock (par value: $.01 per share):
Shares authorized .............................................................................................................................................. 200,000
Net Asset Value Per Share:
Class 2 : Net Assets ............................................................................................................................................ $ 17,395
Shares Issued and Outstanding .......................................................................................................................... 1,469
Net Asset Value per share ...............................................................................................................................
$ 11 .84

Statements of Operations
Principal Variable Contracts Funds, Inc.
Six Months Ended June 30, 2023 (unaudited)

See accompanying notes.
Amounts in thousands Blue Chip Account
Bond Market Index
Account
Core Plus Bond
Account
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 3 $ 1,250 $ 119
Dividends ............................................................................................... 38 92 –
Withholding tax ........................................................................................ (1) – –
Interest .................................................................................................. – 34,596 3,632
Securities lending - net .................................................................................
– 73 35
Total Income 40 36,011 3,786
Expenses:
Management and investment advisory fees ............................................................ 31 1,646 456
Distribution f ees - Class 3 .............................................................................. 13 N/A N/A
Administrative service fees - Class 3 .................................................................. 8 N/A N/A
Shareholder meeting expense .......................................................................... 1 2 4
Chief compliance officer expenses ..................................................................... – 1 –
Custodian fees .......................................................................................... 1 22 9
Directors' expenses ..................................................................................... 1 29 4
Professional fees ....................................................................................... 3 3 3
Other expenses ......................................................................................... – 4 –
Total Gross Expenses 58 1,707 476
Less: Reimbursement from Manager - Class 3 ........................................................ 4 N/A N/A
Total Net Expenses 54 1,707 476
Net Investment Income (Loss) (14) 34,304 3,310
Net Realized and Unrealized Gain (Loss) on investments, futures and swap agreements
Net realized gain (loss) from:
Investment transactions ................................................................................ (62) (13,941) (2,894)
Futures contracts ....................................................................................... – – (480)
Swap agreements ....................................................................................... – – (860)
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................. 2,091 31,966 4,663
Futures contracts ....................................................................................... – – (218)
Swap agreements ....................................................................................... – – 4
Net Realized and Unrealized Gain (Loss) on investments, futures and swap agreements 2,029 18,025 215
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 2,015 $ 52,329 $ 3,525

Statements of Operations
Principal Variable Contracts Funds, Inc.
Six Months Ended June 30, 2023 (unaudited)

See accompanying notes.
Amounts in thousands
Diversified Balanced
Account
Diversified Balanced
Managed Volatility
Account
Diversified Balanced
Volatility Control
Account
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ – $ – $ 121
Dividends ............................................................................................... – – 244
Interest .................................................................................................. – – 4
Total Income – – 369
Expenses:
Management and investment advisory fees ............................................................ 188 35 129
Distribution f ees - Class 2 .............................................................................. 900 176 269
Distribution f ees - Class 3 .............................................................................. 1 – –
Administrative service fees - Class 3 .................................................................. 1 – –
Shareholder meeting expense .......................................................................... 2 1 –
Directors' expenses ..................................................................................... 11 3 4
Professional fees ....................................................................................... 2 2 2
Other expenses ......................................................................................... 1 – 2
Total Expenses 1,106 217 406
Net Investment Income (Loss) (1,106) (217) (37)
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions ................................................................................ – – 129
Investment transactions in affiliated Funds ............................................................ 3,524 348 24
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................. – – 4,798
Investments in affiliated Funds ......................................................................... 57,539 10,099 10,596
Net Realized and Unrealized Gain (Loss) on investments 61,063 10,447 15,547
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 59,957 $ 10,230 $ 15,510

Statements of Operations
Principal Variable Contracts Funds, Inc.
Six Months Ended June 30, 2023 (unaudited)

See accompanying notes.
Amounts in thousands
Diversified Growth
Account
Diversified Growth
Managed Volatility
Account
Diversified Growth
Volatility Control
Account
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ – $ – $ 946
Dividends ............................................................................................... – – 1,291
Interest .................................................................................................. – – 1
Total Income – – 2,238
Expenses:
Management and investment advisory fees ............................................................ 772 74 754
Distribution f ees - Class 2 .............................................................................. 3,856 370 1,571
Shareholder meeting expense .......................................................................... 1 1 –
Chief compliance officer expenses ..................................................................... 1 – –
Custodian fees .......................................................................................... – – 1
Directors' expenses ..................................................................................... 39 5 16
Professional fees ....................................................................................... 2 2 2
Other expenses ......................................................................................... 5 – 6
Total Expenses 4,676 452 2,350
Net Investment Income (Loss) (4,676) (452) (112)
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions ................................................................................ – – (2,482)
Investment transactions in affiliated Funds ............................................................ 11,754 1,032 (2)
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................. – – 28,294
Investments in affiliated Funds ......................................................................... 290,702 25,309 83,731
Net Realized and Unrealized Gain (Loss) on investments 302,456 26,341 109,541
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 297,780 $ 25,889 $ 109,429

Statements of Operations
Principal Variable Contracts Funds, Inc.
Six Months Ended June 30, 2023 (unaudited)

See accompanying notes.
Amounts in thousands
Diversified Income
Account
Diversified
International
Account
Equity Income
Account
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ – $ 33 $ 282
Dividends ............................................................................................... – 4,521 9,410
Withholding tax ........................................................................................ – (400) (295)
Interest .................................................................................................. – – 1
Securities lending - net .................................................................................
– 6 46
Total Income – 4,160 9,444
Expenses:
Management and investment advisory fees ............................................................ 64 1,047 1,554
Distribution f ees - Class 2 .............................................................................. 318 N/A 73
Distribution f ees - Class 3 .............................................................................. – N/A 1
Shareholder meeting expense .......................................................................... 1 4 9
Custodian fees .......................................................................................... – 47 6
Directors' expenses ..................................................................................... 4 4 9
Professional fees ....................................................................................... 2 16 1
Other expenses ......................................................................................... – 36 1
Total Expenses 389 1,154 1,654
Net Investment Income (Loss) (389) 3,006 7,790
Net Realized and Unrealized Gain (Loss) on investments and foreign currencies
Net realized gain (loss) from:
Investment transactions  ( net of foreign taxes of  $ 0 , $ (67) and $ 0 , respectively) ..................... – 2,026 7,777
Investment transactions in affiliated Funds ............................................................ 765 – –
Foreign currency transactions .......................................................................... – (40) –
Net change in unrealized appreciation/(depreciation) of:
Investments  (net of foreign taxes of $ 0 , $ 50 and $ 0 , respectively) .................................... – 23,420 10,846
Investments in affiliated Funds ......................................................................... 15,483 – –
Translation of assets and liabilities in foreign currencies .............................................. – (7) –
Net Realized and Unrealized Gain (Loss) on investments and foreign currencies 16,248 25,399 18,623
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 15,859 $ 28,405 $ 26,413

Statements of Operations
Principal Variable Contracts Funds, Inc.
Six Months Ended June 30, 2023 (unaudited)

See accompanying notes.
Amounts in thousands
Global Emerging
Markets Account
Government &
High Quality Bond
Account
LargeCap Growth
Account I
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 31 $ 95 $ 275
Dividends ............................................................................................... 1,101 – 1,315
Withholding tax ........................................................................................ (47) – (13)
Interest .................................................................................................. – 1,884 4
Securities lending - net .................................................................................
3 13 2
Total Income 1,088 1,992 1,583
Expenses:
Management and investment advisory fees ............................................................ 345 313 1,686
Shareholder meeting expense .......................................................................... 3 5 4
Custodian fees .......................................................................................... 24 3 7
Directors' expenses ..................................................................................... 2 3 7
Professional fees ....................................................................................... 15 2 3
Other expenses ......................................................................................... – – 4
Total Gross Expenses 389 326 1,711
Less: Reimbursement from Manager .................................................................. – – 38
Less: Reimbursement from Manager - Class 1 ........................................................ – – 14
Total Net Expenses 389 326 1,659
Net Investment Income (Loss) 699 1,666 (76)
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies and futures
Net realized gain (loss) from:
Investment transactions  ( net of foreign taxes of  $ (78) , $ 0 and $ 0 , respectively) ..................... (206) (1,941) 23,065
Foreign currency transactions .......................................................................... (16) – –
Futures contracts ....................................................................................... – 75 346
Net change in unrealized appreciation/(depreciation) of:
Investments  (net of foreign taxes of $ (11) , $ 0 and $ 0 , respectively) .................................. 4,942 2,889 93,886
Futures contracts ....................................................................................... – 95 166
Translation of assets and liabilities in foreign currencies .............................................. (45) – –
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies and futures 4,675 1,118 117,463
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 5,374 $ 2,784 $ 117,387

Statements of Operations
Principal Variable Contracts Funds, Inc.
Six Months Ended June 30, 2023 (unaudited)

See accompanying notes.
Amounts in thousands
LargeCap S&P 500
Index Account
LargeCap S&P 500
Managed Volatility
Index Account MidCap Account
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 1,112 $ 242 $ 4
Dividends ............................................................................................... 22,102 1,462 2,013
Withholding tax ........................................................................................ (6) – (70)
Interest .................................................................................................. 7 2 –
Securities lending - net .................................................................................
1 – 1
Total Income 23,216 1,706 1,948
Expenses:
Management and investment advisory fees ............................................................ 2,644 321 1,551
Distribution f ees - Class 2 .............................................................................. 56 N/A 44
Shareholder meeting expense .......................................................................... 4 – 6
Chief compliance officer expenses ..................................................................... 1 – –
Custodian fees .......................................................................................... 5 7 2
Directors' expenses ..................................................................................... 33 4 8
Professional fees ....................................................................................... 2 2 2
Other expenses ......................................................................................... 18 1 6
Total Expenses 2,763 335 1,619
Net Investment Income (Loss) 20,453 1,371 329
Net Realized and Unrealized Gain (Loss) on investments, futures and options and swaptions
Net realized gain (loss) from:
Investment transactions ................................................................................ 85,842 3,964 40,365
Futures contracts ....................................................................................... 2,711 275 –
Options and swaptions ................................................................................. – 3,507 –
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................. 301,476 15,671 45,059
Futures contracts ....................................................................................... 2,872 143 –
Options and swaptions ................................................................................. – (11) –
Net Realized and Unrealized Gain (Loss) on investments, futures and options and swaptions 392,901 23,549 85,424
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 413,354 $ 24,920 $ 85,753

Statements of Operations
Principal Variable Contracts Funds, Inc.
Six Months Ended June 30, 2023 (unaudited)

See accompanying notes.
Amounts in thousands
Principal Capital
Appreciation
Account
Principal LifeTime
2020 Account
Principal LifeTime
2030 Account
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 75 $ 1,475 $ 1,912
Dividends ............................................................................................... 1,174 – –
Withholding tax ........................................................................................ (8) – –
Interest .................................................................................................. 1 – –
Total Income 1,242 1,475 1,912
Expenses:
Management and investment advisory fees ............................................................ 501 N/A N/A
Distribution f ees - Class 2 .............................................................................. 45 N/A N/A
Shareholder meeting expense .......................................................................... 5 3 3
Custodian fees .......................................................................................... 3 – –
Directors' expenses ..................................................................................... 3 3 5
Professional fees ....................................................................................... 2 2 2
Total Expenses 559 8 10
Net Investment Income (Loss) 683 1,467 1,902
Net Realized and Unrealized Gain (Loss) on investments and foreign currencies
Net realized gain (loss) from:
Investment transactions ................................................................................ 3,055 – –
Investment transactions in affiliated Funds ............................................................ – 604 10
Foreign currency transactions .......................................................................... (2) – –
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................. 18,514 – –
Investments in affiliated Funds ......................................................................... – 7,854 17,875
Net Realized and Unrealized Gain (Loss) on investments and foreign currencies 21,567 8,458 17,885
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 22,250 $ 9,925 $ 19,787

Statements of Operations
Principal Variable Contracts Funds, Inc.
Six Months Ended June 30, 2023 (unaudited)

See accompanying notes.
Amounts in thousands
Principal LifeTime
2040 Account
Principal LifeTime
2050 Account
Principal LifeTime
2060 Account
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 575 $ 136 $ 36
Total Income 575 136 36
Expenses:
Shareholder meeting expense .......................................................................... 3 3 2
Directors' expenses ..................................................................................... 3 2 1
Professional fees ....................................................................................... 2 2 2
Total Expenses 8 7 5
Net Investment Income (Loss) 567 129 31
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ............................................................ (1) 31 3
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds ......................................................................... 12,297 6,866 1,816
Net Realized and Unrealized Gain (Loss) on investments 12,296 6,897 1,819
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 12,863 $ 7,026 $ 1,850

Statements of Operations
Principal Variable Contracts Funds, Inc.
Six Months Ended June 30, 2023 (unaudited)

See accompanying notes.
Amounts in thousands
Principal LifeTime
Strategic Income
Account
Real Estate
Securities Account
SAM Balanced
Portfolio
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 396 $ 18 $ 3,506
Dividends ............................................................................................... – 2,270 –
Total Income 396 2,288 3,506
Expenses:
Management and investment advisory fees ............................................................ N/A 531 665
Distribution f ees - Class 2 .............................................................................. N/A 12 165
Shareholder meeting expense .......................................................................... 2 4 4
Custodian fees .......................................................................................... – 1 1
Directors' expenses ..................................................................................... 2 3 8
Professional fees ....................................................................................... 2 2 2
Other expenses ......................................................................................... – – 1
Total Expenses 6 553 846
Net Investment Income (Loss) 390 1,735 2,660
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions ................................................................................ – 2,275 –
Investment transactions in affiliated Funds ............................................................ (135) – (10,134)
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................. – 2,688 –
Investments in affiliated Funds ......................................................................... 1,345 – 55,876
Net Realized and Unrealized Gain (Loss) on investments 1,210 4,963 45,742
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 1,600 $ 6,698 $ 48,402

Statements of Operations
Principal Variable Contracts Funds, Inc.
Six Months Ended June 30, 2023 (unaudited)

See accompanying notes.
Amounts in thousands
SAM Conservative
Balanced Portfolio
SAM Conservative
Growth Portfolio
SAM Flexible
Income Portfolio
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 1,335 $ 1,310 $ 1,295
Total Income 1,335 1,310 1,295
Expenses:
Management and investment advisory fees ............................................................ 189 414 165
Distribution f ees - Class 2 .............................................................................. 37 203 44
Shareholder meeting expense .......................................................................... 4 4 4
Directors' expenses ..................................................................................... 3 6 3
Professional fees ....................................................................................... 2 2 3
Total Expenses 235 629 219
Net Investment Income (Loss) 1,100 681 1,076
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ............................................................ (3,996) (10,908) (2,938)
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds ......................................................................... 12,656 47,989 7,995
Net Realized and Unrealized Gain (Loss) on investments 8,660 37,081 5,057
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 9,760 $ 37,762 $ 6,133

Statements of Operations
Principal Variable Contracts Funds, Inc.
Six Months Ended June 30, 2023 (unaudited)

See accompanying notes.
Amounts in thousands
SAM Strategic
Growth Portfolio
Short-Term Income
Account SmallCap Account
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 480 $ 78 $ 29
Dividends ............................................................................................... – – 1,034
Withholding tax ........................................................................................ – – (6)
Interest .................................................................................................. – 2,364 –
Securities lending - net .................................................................................
– 2 9
Total Income 480 2,444 1,066
Expenses:
Management and investment advisory fees ............................................................ 410 273 703
Distribution f ees - Class 2 .............................................................................. 216 N/A 11
Shareholder meeting expense .......................................................................... 4 4 5
Custodian fees .......................................................................................... – 6 2
Directors' expenses ..................................................................................... 6 3 3
Professional fees ....................................................................................... 2 2 3
Total Expenses 638 288 727
Net Investment Income (Loss) (158) 2,156 339
Net Realized and Unrealized Gain (Loss) on investments and futures
Net realized gain (loss) from:
Investment transactions ................................................................................ – (230) 7,302
Investment transactions in affiliated Funds ............................................................ (6,621) – –
Futures contracts ....................................................................................... – (84) –
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................. – 1,052 9,723
Investments in affiliated Funds ......................................................................... 50,045 – –
Futures contracts ....................................................................................... – (144) –
Net Realized and Unrealized Gain (Loss) on investments and futures 43,424 594 17,025
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 43,266 $ 2,750 $ 17,364

Statements of Operations
Principal Variable Contracts Funds, Inc.
Six Months Ended June 30, 2023 (unaudited)

See accompanying notes.
Amounts in thousands
U.S. LargeCap
Buffer April
Account
(a)
U.S. LargeCap
Buffer January
Account
U.S. LargeCap
Buffer July Account
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 15 $ 11 $ 1
Dividends ............................................................................................... 199 168 137
Total Income 214 179 138
Expenses:
Management and investment advisory fees ............................................................ 97 85 75
Distribution f ees - Class 2 .............................................................................. 35 31 27
Shareholder meeting expense .......................................................................... – 1 1
Custodian fees .......................................................................................... – 1 –
Directors' expenses ..................................................................................... – 1 1
Professional fees ....................................................................................... 2 3 3
Other expenses ......................................................................................... 1 4 3
Total Gross Expenses 135 126 110
Less: Reimbursement from Manager - Class 2 ........................................................ – 4 5
Total Net Expenses 135 122 105
Net Investment Income (Loss) 79 57 33
Net Realized and Unrealized Gain (Loss) on investments and options and swaptions
Net realized gain (loss) from:
Investment transactions ................................................................................ 384 685 (346)
Options and swaptions ................................................................................. 165 445 1,245
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................. 2,358 1,289 2,271
Options and swaptions ................................................................................. 801 274 (864)
Net Realized and Unrealized Gain (Loss) on investments and options and swaptions 3,708 2,693 2,306
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 3,787 $ 2,750 $ 2,339
(a)
Period from March 29, 2023, date operations commenced, through June 30, 2023.

Statements of Operations
Principal Variable Contracts Funds, Inc.
Six Months Ended June 30, 2023 (unaudited)

See accompanying notes.
Amounts in thousands
U.S. LargeCap
Buffer October
Account
Net Investment Income (Loss)
Income:
Dividends ................................................................................................................................................... $ 115
Total Income 115
Expenses:
Management and investment advisory fees ................................................................................................................ 59
Distribution f ees - Class 2 .................................................................................................................................. 21
Shareholder meeting expense .............................................................................................................................. 1
Custodian fees .............................................................................................................................................. 1
Directors' expenses ......................................................................................................................................... 1
Professional fees ........................................................................................................................................... 3
Other expenses ............................................................................................................................................. 3
Total Gross Expenses 89
Less: Reimbursement from Manager - Class 2 ............................................................................................................ 6
Total Net Expenses 83
Net Investment Income (Loss) 32
Net Realized and Unrealized Gain (Loss) on investments and options and swaptions
Net realized gain (loss) from:
Investment transactions .................................................................................................................................... 299
Options and swaptions ..................................................................................................................................... 142
Net change in unrealized appreciation/(depreciation) of:
Investments ................................................................................................................................................. 1,566
Options and swaptions ..................................................................................................................................... (2)
Net Realized and Unrealized Gain (Loss) on investments and options and swaptions 2,005
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 2,037

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Blue Chip Account
Period Ended
June 30, 2023
Year Ended
December 31,
2022
Operations
Net investment income (loss) ................................................................................................................ $ (14) $ (27)
Net realized gain (loss) on investments ...................................................................................................... (62) (1,012)
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
2,091 (2,849)
Net Increase (Decrease) in Net Assets Resulting from Operations 2,015 (3,888)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... – (13)
Total Dividends and Distributions – (13)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
1,394 (935)
Total Increase (Decrease) in Net Assets 3,409 (4,836)
Net Assets
Beginning of period ..........................................................................................................................
8,679 13,515
End of period ................................................................................................................................
$ 12,088 $ 8,679
Class 3
Capital Share Transactions:
Period Ended June 30, 2023
Dollars:
Sold .............................................................................................................. $ 2,161
Redeemed ..........................................................................................................
(767)
Net Increase (Decrease)
$ 1,394
Shares:
Sold .............................................................................................................. 222
Redeemed ..........................................................................................................
(79)
Net Increase (Decrease)
143
Year Ended December 31, 2022
Dollars:
Sold .............................................................................................................. $ 7,053
Reinvested ......................................................................................................... 13
Redeemed ..........................................................................................................
(8,001)
Net Increase (Decrease)
$ (935)
Shares:
Sold .............................................................................................................. 704
Reinvested ......................................................................................................... 1
Redeemed ..........................................................................................................
(774)
Net Increase (Decrease)
(69)
Dividends and Distributions to Shareholders:
Period Ended June 30, 2023
From net investment income and net realized gain on investments .................................................................. $ –
Total Dividends and Distributions
$ –
Year Ended December 31, 2022
From net investment income and net realized gain on investments .................................................................. $ (13)
Total Dividends and Distributions
$ (13)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Bond Market Index Account
Period Ended
June 30, 2023
Year Ended
December 31,
2022
Operations
Net investment income (loss) ................................................................................................................ $ 34,304 $ 54,849
Net realized gain (loss) on investments ...................................................................................................... (13,941) (63,710)
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
31,966 (362,326)
Net Increase (Decrease) in Net Assets Resulting from Operations 52,329 (371,187)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... – (55,335)
Total Dividends and Distributions – (55,335)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
58,829 (184,015)
Total Increase (Decrease) in Net Assets 111,158 (610,537)
Net Assets
Beginning of period ..........................................................................................................................
2,290,071 2,900,608
End of period ................................................................................................................................
$ 2,401,229 $ 2,290,071
Class 1
Capital Share Transactions:
Period Ended June 30, 2023
Dollars:
Sold .............................................................................................................. $ 269,567
Redeemed ..........................................................................................................
(210,738)
Net Increase (Decrease)
$ 58,829
Shares:
Sold .............................................................................................................. 28,747
Redeemed ..........................................................................................................
(22,533)
Net Increase (Decrease)
6,214
Year Ended December 31, 2022
Dollars:
Sold .............................................................................................................. $ 389,255
Reinvested ......................................................................................................... 55,335
Redeemed ..........................................................................................................
(628,605)
Net Increase (Decrease)
$ (184,015)
Shares:
Sold .............................................................................................................. 40,752
Reinvested ......................................................................................................... 5,982
Redeemed ..........................................................................................................
(65,346)
Net Increase (Decrease)
(18,612)
Dividends and Distributions to Shareholders:
Period Ended June 30, 2023
From net investment income and net realized gain on investments .................................................................. $ –
Total Dividends and Distributions
$ –
Year Ended December 31, 2022
From net investment income and net realized gain on investments .................................................................. $ (55,335)
Total Dividends and Distributions
$ (55,335)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Core Plus Bond Account
Period Ended
June 30, 2023
Year Ended
December 31,
2022
Operations
Net investment income (loss) ................................................................................................................ $ 3,310 $ 5,642
Net realized gain (loss) on investments , futures and swap agreements ...................................................................... (4,234) (11,893)
Net change in unrealized appreciation/(depreciation) of investments , futures and swap agreements .......................................
4,449 (26,470)
Net Increase (Decrease) in Net Assets Resulting from Operations 3,525 (32,721)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... – (8,626)
Total Dividends and Distributions – (8,626)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
6,010 (8,012)
Total Increase (Decrease) in Net Assets 9,535 (49,359)
Net Assets
Beginning of period ..........................................................................................................................
187,023 236,382
End of period ................................................................................................................................
$ 196,558 $ 187,023
Class 1
Capital Share Transactions:
Period Ended June 30, 2023
Dollars:
Sold .............................................................................................................. $ 18,832
Redeemed ..........................................................................................................
(12,822)
Net Increase (Decrease)
$ 6,010
Shares:
Sold .............................................................................................................. 1,962
Redeemed ..........................................................................................................
(1,331)
Net Increase (Decrease)
631
Year Ended December 31, 2022
Dollars:
Sold .............................................................................................................. $ 20,483
Reinvested ......................................................................................................... 8,626
Redeemed ..........................................................................................................
(37,121)
Net Increase (Decrease)
$ (8,012)
Shares:
Sold .............................................................................................................. 1,969
Reinvested ......................................................................................................... 902
Redeemed ..........................................................................................................
(3,605)
Net Increase (Decrease)
(734)
Dividends and Distributions to Shareholders:
Period Ended June 30, 2023
From net investment income and net realized gain on investments .................................................................. $ –
Total Dividends and Distributions
$ –
Year Ended December 31, 2022
From net investment income and net realized gain on investments .................................................................. $ (8,626)
Total Dividends and Distributions
$ (8,626)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Diversified Balanced Account
Period Ended
June 30, 2023
Year Ended
December 31,
2022
Operations
Net investment income (loss) ................................................................................................................ $ (1,106) $ 12,820
Net realized gain (loss) on investments ...................................................................................................... 3,524 45,591
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
57,539 (205,426)
Net Increase (Decrease) in Net Assets Resulting from Operations 59,957 (147,015)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... – (91,817)
Total Dividends and Distributions – (91,817)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(48,181) (17,497)
Total Increase (Decrease) in Net Assets 11,776 (256,329)
Net Assets
Beginning of period ..........................................................................................................................
748,915 1,005,244
End of period ................................................................................................................................
$ 760,691 $ 748,915
Class 1 Class 2 Class 3
Capital Share Transactions:
Period Ended June 30, 2023
Dollars:
Sold ......................................................................................... $ 663 $ 2,938 $ 217
Redeemed .....................................................................................
(1,929) (50,039) (31)
Net Increase (Decrease)
$ (1,266) $ (47,101) $ 186
Shares:
Sold ......................................................................................... 45 206 15
Redeemed .....................................................................................
(135) (3,515) (2)
Net Increase (Decrease)
(90) (3,309) 13
Year Ended December 31, 2022
Dollars:
Sold ......................................................................................... $ 835 $ 6,172 $ 358
Reinvested .................................................................................... 4,093 87,663 61
Redeemed .....................................................................................
(4,113) (112,510) (56)
Net Increase (Decrease)
$ 815 $ (18,675) $ 363
Shares:
Sold ......................................................................................... 51 404 24
Reinvested .................................................................................... 300 6,399 4
Redeemed .....................................................................................
(268) (7,263) (4)
Net Increase (Decrease)
83 (460) 24
Dividends and Distributions to Shareholders:
Period Ended June 30, 2023
From net investment income and net realized gain on investments ............................................. $ – $ – $ –
Total Dividends and Distributions
$ – $ – $ –
Year Ended December 31, 2022
From net investment income and net realized gain on investments ............................................. $ (4,093) $ (87,663) $ (61)
Total Dividends and Distributions
$ (4,093) $ (87,663) $ (61)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands
Diversified Balanced Managed Volatility
Account
Period Ended
June 30, 2023
Year Ended
December 31,
2022
Operations
Net investment income (loss) ................................................................................................................ $ (217) $ 2,143
Net realized gain (loss) on investments ...................................................................................................... 348 6,213
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
10,099 (34,833)
Net Increase (Decrease) in Net Assets Resulting from Operations 10,230 (26,477)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... – (15,880)
Total Dividends and Distributions – (15,880)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(8,832) (321)
Total Increase (Decrease) in Net Assets 1,398 (42,678)
Net Assets
Beginning of period ..........................................................................................................................
141,393 184,071
End of period ................................................................................................................................
$ 142,791 $ 141,393
Class 2 Class 3
Capital Share Transactions:
Period Ended June 30, 2023
Dollars:
Sold ................................................................................................... $ 3,319 –
Redeemed ...............................................................................................
(12,151) –
Net Increase (Decrease)
$ (8,832) –
Shares:
Sold ................................................................................................... 285 –
Redeemed ...............................................................................................
(1,060) –
Net Increase (Decrease)
(775) –
Year Ended December 31, 2022
Dollars:
Sold ................................................................................................... $ 6,468 –
Reinvested .............................................................................................. 15,879 1
Redeemed ...............................................................................................
(22,669) –
Net Increase (Decrease)
$ (322) $ 1
Shares:
Sold ................................................................................................... 498 –
Reinvested .............................................................................................. 1,436 –
Redeemed ...............................................................................................
(1,834) –
Net Increase (Decrease)
100 –
Dividends and Distributions to Shareholders:
Period Ended June 30, 2023
From net investment income and net realized gain on investments ....................................................... $ – $ –
Total Dividends and Distributions
$ – $ –
Year Ended December 31, 2022
From net investment income and net realized gain on investments ....................................................... $ (15,879) $ (1)
Total Dividends and Distributions
$ (15,879) $ (1)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands
Diversified Balanced Volatility Control
Account
Period Ended
June 30, 2023
Year Ended
December 31,
2022
Operations
Net investment income (loss) ................................................................................................................ $ (37) $ 2,936
Net realized gain (loss) on investments ...................................................................................................... 153 1,244
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
15,394 (36,097)
Net Increase (Decrease) in Net Assets Resulting from Operations 15,510 (31,917)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... – (16,150)
Total Dividends and Distributions – (16,150)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
5,638 25,499
Total Increase (Decrease) in Net Assets 21,148 (22,568)
Net Assets
Beginning of period ..........................................................................................................................
207,230 229,798
End of period ................................................................................................................................
$ 228,378 $ 207,230
Class 2 Class 3
Capital Share Transactions:
Period Ended June 30, 2023
Dollars:
Sold ................................................................................................... $ 13,919 –
Redeemed ...............................................................................................
(8,281) –
Net Increase (Decrease)
$ 5,638 –
Shares:
Sold ................................................................................................... 1,269 –
Redeemed ...............................................................................................
(757) –
Net Increase (Decrease)
512 –
Year Ended December 31, 2022
Dollars:
Sold ................................................................................................... $ 22,113 –
Reinvested .............................................................................................. 16,149 1
Redeemed ...............................................................................................
(12,764) –
Net Increase (Decrease)
$ 25,498 $ 1
Shares:
Sold ................................................................................................... 1,925 –
Reinvested .............................................................................................. 1,531 –
Redeemed ...............................................................................................
(1,105) –
Net Increase (Decrease)
2,351 –
Dividends and Distributions to Shareholders:
Period Ended June 30, 2023
From net investment income and net realized gain on investments ....................................................... $ – $ –
Total Dividends and Distributions
$ – $ –
Year Ended December 31, 2022
From net investment income and net realized gain on investments ....................................................... $ (16,149) $ (1)
Total Dividends and Distributions
$ (16,149) $ (1)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Diversified Growth Account
Period Ended
June 30, 2023
Year Ended
December 31,
2022
Operations
Net investment income (loss) ................................................................................................................ $ (4,676) $ 49,216
Net realized gain (loss) on investments ...................................................................................................... 11,754 196,522
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
290,702 (857,158)
Net Increase (Decrease) in Net Assets Resulting from Operations 297,780 (611,420)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... – (358,548)
Total Dividends and Distributions – (358,548)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(195,945) 41,449
Total Increase (Decrease) in Net Assets 101,835 (928,519)
Net Assets
Beginning of period ..........................................................................................................................
3,045,937 3,974,456
End of period ................................................................................................................................
$ 3,147,772 $ 3,045,937
Class 2 Class 3
Capital Share Transactions:
Period Ended June 30, 2023
Dollars:
Sold ................................................................................................... $ 20,599 $ 39
Redeemed ...............................................................................................
(216,580) (3)
Net Increase (Decrease)
$ (195,981) $ 36
Shares:
Sold ................................................................................................... 1,210 2
Redeemed ...............................................................................................
(12,704) –
Net Increase (Decrease)
(11,494) 2
Year Ended December 31, 2022
Dollars:
Sold ................................................................................................... $ 29,072 $ 3
Reinvested .............................................................................................. 358,524 24
Redeemed ...............................................................................................
(346,144) (30)
Net Increase (Decrease)
$ 41,452 $ (3)
Shares:
Sold ................................................................................................... 1,595 –
Reinvested .............................................................................................. 22,022 1
Redeemed ...............................................................................................
(18,929) (1)
Net Increase (Decrease)
4,688 –
Dividends and Distributions to Shareholders:
Period Ended June 30, 2023
From net investment income and net realized gain on investments ....................................................... $ – $ –
Total Dividends and Distributions
$ – $ –
Year Ended December 31, 2022
From net investment income and net realized gain on investments ....................................................... $ (358,524) $ (24)
Total Dividends and Distributions
$ (358,524) $ (24)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands
Diversified Growth Managed Volatility
Account
Period Ended
June 30, 2023
Year Ended
December 31,
2022
Operations
Net investment income (loss) ................................................................................................................ $ (452) $ 4,088
Net realized gain (loss) on investments ...................................................................................................... 1,032 17,012
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
25,309 (78,488)
Net Increase (Decrease) in Net Assets Resulting from Operations 25,889 (57,388)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... – (35,729)
Total Dividends and Distributions – (35,729)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(18,532) (2,837)
Total Increase (Decrease) in Net Assets 7,357 (95,954)
Net Assets
Beginning of period ..........................................................................................................................
292,970 388,924
End of period ................................................................................................................................
$ 300,327 $ 292,970
Class 2 Class 3
Capital Share Transactions:
Period Ended June 30, 2023
Dollars:
Sold ................................................................................................... $ 4,473 –
Redeemed ...............................................................................................
(23,005) –
Net Increase (Decrease)
$ (18,532) –
Shares:
Sold ................................................................................................... 358 –
Redeemed ...............................................................................................
(1,861) –
Net Increase (Decrease)
(1,503) –
Year Ended December 31, 2022
Dollars:
Sold ................................................................................................... $ 6,850 –
Reinvested .............................................................................................. 35,728 1
Redeemed ...............................................................................................
(45,416) –
Net Increase (Decrease)
$ (2,838) $ 1
Shares:
Sold ................................................................................................... 501 –
Reinvested .............................................................................................. 3,030 –
Redeemed ...............................................................................................
(3,441) –
Net Increase (Decrease)
90 –
Dividends and Distributions to Shareholders:
Period Ended June 30, 2023
From net investment income and net realized gain on investments ....................................................... $ – $ –
Total Dividends and Distributions
$ – $ –
Year Ended December 31, 2022
From net investment income and net realized gain on investments ....................................................... $ (35,728) $ (1)
Total Dividends and Distributions
$ (35,728) $ (1)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands
Diversified Growth Volatility Control
Account
Period Ended
June 30, 2023
Year Ended
December 31,
2022
Operations
Net investment income (loss) ................................................................................................................ $ (112) $ 16,069
Net realized gain (loss) on investments ...................................................................................................... (2,484) 19,854
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
112,025 (215,841)
Net Increase (Decrease) in Net Assets Resulting from Operations 109,429 (179,918)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... – (100,929)
Total Dividends and Distributions – (100,929)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
34,985 200,538
Total Increase (Decrease) in Net Assets 144,414 (80,309)
Net Assets
Beginning of period ..........................................................................................................................
1,196,831 1,277,140
End of period ................................................................................................................................
$ 1,341,245 $ 1,196,831
Class 2 Class 3
Capital Share Transactions:
Period Ended June 30, 2023
Dollars:
Sold ................................................................................................... $ 57,084 –
Redeemed ...............................................................................................
(22,099) –
Net Increase (Decrease)
$ 34,985 –
Shares:
Sold ................................................................................................... 4,940 –
Redeemed ...............................................................................................
(1,910) –
Net Increase (Decrease)
3,030 –
Year Ended December 31, 2022
Dollars:
Sold ................................................................................................... $ 122,311 –
Reinvested .............................................................................................. 100,928 1
Redeemed ...............................................................................................
(22,702) –
Net Increase (Decrease)
$ 200,537 $ 1
Shares:
Sold ................................................................................................... 10,128 –
Reinvested .............................................................................................. 9,142 –
Redeemed ...............................................................................................
(1,899) –
Net Increase (Decrease)
17,371 –
Dividends and Distributions to Shareholders:
Period Ended June 30, 2023
From net investment income and net realized gain on investments ....................................................... $ – $ –
Total Dividends and Distributions
$ – $ –
Year Ended December 31, 2022
From net investment income and net realized gain on investments ....................................................... $ (100,928) $ (1)
Total Dividends and Distributions
$ (100,928) $ (1)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Diversified Income Account
Period Ended
June 30, 2023
Year Ended
December 31,
2022
Operations
Net investment income (loss) ................................................................................................................ $ (389) $ 4,369
Net realized gain (loss) on investments ...................................................................................................... 765 9,790
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
15,483 (59,996)
Net Increase (Decrease) in Net Assets Resulting from Operations 15,859 (45,837)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... – (19,858)
Total Dividends and Distributions – (19,858)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(14,420) (6,715)
Total Increase (Decrease) in Net Assets 1,439 (72,410)
Net Assets
Beginning of period ..........................................................................................................................
254,354 326,764
End of period ................................................................................................................................
$ 255,793 $ 254,354
Class 2 Class 3
Capital Share Transactions:
Period Ended June 30, 2023
Dollars:
Sold ................................................................................................... $ 6,141 $ 26
Redeemed ...............................................................................................
(20,587) –
Net Increase (Decrease)
$ (14,446) $ 26
Shares:
Sold ................................................................................................... 493 2
Redeemed ...............................................................................................
(1,655) –
Net Increase (Decrease)
(1,162) 2
Year Ended December 31, 2022
Dollars:
Sold ................................................................................................... $ 25,673 $ 29
Reinvested .............................................................................................. 19,855 3
Redeemed ...............................................................................................
(51,591) (684)
Net Increase (Decrease)
$ (6,063) $ (652)
Shares:
Sold ................................................................................................... 1,931 2
Reinvested .............................................................................................. 1,640 –
Redeemed ...............................................................................................
(3,807) (49)
Net Increase (Decrease)
(236) (47)
Dividends and Distributions to Shareholders:
Period Ended June 30, 2023
From net investment income and net realized gain on investments ....................................................... $ – $ –
Total Dividends and Distributions
$ – $ –
Year Ended December 31, 2022
From net investment income and net realized gain on investments ....................................................... $ (19,855) $ (3)
Total Dividends and Distributions
$ (19,855) $ (3)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Diversified International Account
Period Ended
June 30, 2023
Year Ended
December 31,
2022
Operations
Net investment income (loss) ................................................................................................................ $ 3,006 $ 5,033
Net realized gain (loss) on investments and foreign currencies ............................................................................. 1,986 (2,958)
Net change in unrealized appreciation/(depreciation) of investments and foreign currencies ...............................................
23,413 (61,815)
Net Increase (Decrease) in Net Assets Resulting from Operations 28,405 (59,740)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... – (29,853)
Total Dividends and Distributions – (29,853)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(12,351) 26,888
Total Increase (Decrease) in Net Assets 16,054 (62,705)
Net Assets
Beginning of period ..........................................................................................................................
236,721 299,426
End of period ................................................................................................................................
$ 252,775 $ 236,721
Class 1
Capital Share Transactions:
Period Ended June 30, 2023
Dollars:
Sold .............................................................................................................. $ 6,495
Redeemed ..........................................................................................................
(18,846)
Net Increase (Decrease)
$ (12,351)
Shares:
Sold .............................................................................................................. 451
Redeemed ..........................................................................................................
(1,310)
Net Increase (Decrease)
(859)
Year Ended December 31, 2022
Dollars:
Sold .............................................................................................................. $ 19,900
Reinvested ......................................................................................................... 29,853
Redeemed ..........................................................................................................
(22,865)
Net Increase (Decrease)
$ 26,888
Shares:
Sold .............................................................................................................. 1,264
Reinvested ......................................................................................................... 2,316
Redeemed ..........................................................................................................
(1,479)
Net Increase (Decrease)
2,101
Dividends and Distributions to Shareholders:
Period Ended June 30, 2023
From net investment income and net realized gain on investments .................................................................. $ –
Total Dividends and Distributions
$ –
Year Ended December 31, 2022
From net investment income and net realized gain on investments .................................................................. $ (29,853)
Total Dividends and Distributions
$ (29,853)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Equity Income Account
Period Ended
June 30, 2023
Year Ended
December 31,
2022
Operations
Net investment income (loss) ................................................................................................................ $ 7,790 $ 13,288
Net realized gain (loss) on investments ...................................................................................................... 7,777 39,464
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
10,846 (129,955)
Net Increase (Decrease) in Net Assets Resulting from Operations 26,413 (77,203)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... – (90,442)
Total Dividends and Distributions – (90,442)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(67,669) 94,716
Total Increase (Decrease) in Net Assets (41,256) (72,929)
Net Assets
Beginning of period ..........................................................................................................................
682,567 755,496
End of period ................................................................................................................................
$ 641,311 $ 682,567
Class 1 Class 2 Class 3
Capital Share Transactions:
Period Ended June 30, 2023
Dollars:
Sold ......................................................................................... $ 16,754 $ 5,096 $ 226
Redeemed .....................................................................................
(87,101) (2,598) (46)
Net Increase (Decrease)
$ (70,347) $ 2,498 $ 180
Shares:
Sold ......................................................................................... 623 192 9
Redeemed .....................................................................................
(3,225) (98) (2)
Net Increase (Decrease)
(2,602) 94 7
Year Ended December 31, 2022
Dollars:
Sold ......................................................................................... $ 81,023 $ 13,227 $ 382
Reinvested .................................................................................... 83,164 7,220 58
Redeemed .....................................................................................
(85,628) (4,544) (186)
Net Increase (Decrease)
$ 78,559 $ 15,903 $ 254
Shares:
Sold ......................................................................................... 2,726 447 13
Reinvested .................................................................................... 3,184 280 2
Redeemed .....................................................................................
(2,815) (156) (7)
Net Increase (Decrease)
3,095 571 8
Dividends and Distributions to Shareholders:
Period Ended June 30, 2023
From net investment income and net realized gain on investments ............................................. $ – $ – $ –
Total Dividends and Distributions
$ – $ – $ –
Year Ended December 31, 2022
From net investment income and net realized gain on investments ............................................. $ (83,164) $ (7,220) $ (58)
Total Dividends and Distributions
$ (83,164) $ (7,220) $ (58)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Global Emerging Markets Account
Period Ended
June 30, 2023
Year Ended
December 31,
2022
Operations
Net investment income (loss) ................................................................................................................ $ 699 $ 1,454
Net realized gain (loss) on investments and foreign currencies ............................................................................. (222) (3,977)
Net change in unrealized appreciation/(depreciation) of investments and foreign currencies ...............................................
4,897 (17,707)
Net Increase (Decrease) in Net Assets Resulting from Operations 5,374 (20,230)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... – (8,143)
Total Dividends and Distributions – (8,143)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(4,969) 5,573
Total Increase (Decrease) in Net Assets 405 (22,800)
Net Assets
Beginning of period ..........................................................................................................................
68,015 90,815
End of period ................................................................................................................................
$ 68,420 $ 68,015
Class 1
Capital Share Transactions:
Period Ended June 30, 2023
Dollars:
Sold .............................................................................................................. $ 2,630
Redeemed ..........................................................................................................
(7,599)
Net Increase (Decrease)
$ (4,969)
Shares:
Sold .............................................................................................................. 186
Redeemed ..........................................................................................................
(536)
Net Increase (Decrease)
(350)
Year Ended December 31, 2022
Dollars:
Sold .............................................................................................................. $ 6,834
Reinvested ......................................................................................................... 8,143
Redeemed ..........................................................................................................
(9,404)
Net Increase (Decrease)
$ 5,573
Shares:
Sold .............................................................................................................. 440
Reinvested ......................................................................................................... 614
Redeemed ..........................................................................................................
(591)
Net Increase (Decrease)
463
Dividends and Distributions to Shareholders:
Period Ended June 30, 2023
From net investment income and net realized gain on investments .................................................................. $ –
Total Dividends and Distributions
$ –
Year Ended December 31, 2022
From net investment income and net realized gain on investments .................................................................. $ (8,143)
Total Dividends and Distributions
$ (8,143)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands
Government & High Quality Bond
Account
Period Ended
June 30, 2023
Year Ended
December 31,
2022
Operations
Net investment income (loss) ................................................................................................................ $ 1,666 $ 2,369
Net realized gain (loss) on investments and futures ......................................................................................... (1,866) (8,193)
Net change in unrealized appreciation/(depreciation) of investments and futures ...........................................................
2,984 (17,049)
Net Increase (Decrease) in Net Assets Resulting from Operations 2,784 (22,873)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... – (2,203)
Total Dividends and Distributions – (2,203)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(14,991) (34,355)
Total Increase (Decrease) in Net Assets (12,207) (59,431)
Net Assets
Beginning of period ..........................................................................................................................
138,346 197,777
End of period ................................................................................................................................
$ 126,139 $ 138,346
Class 1
Capital Share Transactions:
Period Ended June 30, 2023
Dollars:
Sold .............................................................................................................. $ 10,401
Redeemed ..........................................................................................................
(25,392)
Net Increase (Decrease)
$ (14,991)
Shares:
Sold .............................................................................................................. 1,235
Redeemed ..........................................................................................................
(2,994)
Net Increase (Decrease)
(1,759)
Year Ended December 31, 2022
Dollars:
Sold .............................................................................................................. $ 43,900
Reinvested ......................................................................................................... 2,203
Redeemed ..........................................................................................................
(80,458)
Net Increase (Decrease)
$ (34,355)
Shares:
Sold .............................................................................................................. 4,906
Reinvested ......................................................................................................... 263
Redeemed ..........................................................................................................
(9,246)
Net Increase (Decrease)
(4,077)
Dividends and Distributions to Shareholders:
Period Ended June 30, 2023
From net investment income and net realized gain on investments .................................................................. $ –
Total Dividends and Distributions
$ –
Year Ended December 31, 2022
From net investment income and net realized gain on investments .................................................................. $ (2,203)
Total Dividends and Distributions
$ (2,203)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands LargeCap Growth Account I
Period Ended
June 30, 2023
Year Ended
December 31,
2022
Operations
Net investment income (loss) ................................................................................................................ $ (76) $ (807)
Net realized gain (loss) on investments and futures ......................................................................................... 23,411 23,266
Net change in unrealized appreciation/(depreciation) of investments and futures ...........................................................
94,052 (260,122)
Net Increase (Decrease) in Net Assets Resulting from Operations 117,387 (237,663)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... – (59,936)
Total Dividends and Distributions – (59,936)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(16,350) 30,436
Total Increase (Decrease) in Net Assets 101,037 (267,163)
Net Assets
Beginning of period ..........................................................................................................................
439,493 706,656
End of period ................................................................................................................................
$ 540,530 $ 439,493
Class 1
Capital Share Transactions:
Period Ended June 30, 2023
Dollars:
Sold .............................................................................................................. $ 19,834
Redeemed ..........................................................................................................
(36,184)
Net Increase (Decrease)
$ (16,350)
Shares:
Sold .............................................................................................................. 578
Redeemed ..........................................................................................................
(1,063)
Net Increase (Decrease)
(485)
Year Ended December 31, 2022
Dollars:
Sold .............................................................................................................. $ 42,909
Reinvested ......................................................................................................... 59,936
Redeemed ..........................................................................................................
(72,409)
Net Increase (Decrease)
$ 30,436
Shares:
Sold .............................................................................................................. 1,111
Reinvested ......................................................................................................... 1,847
Redeemed ..........................................................................................................
(1,879)
Net Increase (Decrease)
1,079
Dividends and Distributions to Shareholders:
Period Ended June 30, 2023
From net investment income and net realized gain on investments .................................................................. $ –
Total Dividends and Distributions
$ –
Year Ended December 31, 2022
From net investment income and net realized gain on investments .................................................................. $ (59,936)
Total Dividends and Distributions
$ (59,936)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands LargeCap S&P 500 Index Account
Period Ended
June 30, 2023
Year Ended
December 31,
2022
Operations
Net investment income (loss) ................................................................................................................ $ 20,453 $ 36,849
Net realized gain (loss) on investments and futures ......................................................................................... 88,553 158,691
Net change in unrealized appreciation/(depreciation) of investments and futures ...........................................................
304,348 (765,203)
Net Increase (Decrease) in Net Assets Resulting from Operations 413,354 (569,663)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... – (323,890)
Total Dividends and Distributions – (323,890)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(211,418) 242,605
Total Increase (Decrease) in Net Assets 201,936 (650,948)
Net Assets
Beginning of period ..........................................................................................................................
2,558,301 3,209,249
End of period ................................................................................................................................
$ 2,760,237 $ 2,558,301
Class 1 Class 2
Capital Share Transactions:
Period Ended June 30, 2023
Dollars:
Sold ................................................................................................... $ 71,732 $ 4,547
Redeemed ...............................................................................................
(282,866) (4,831)
Net Increase (Decrease)
$ (211,134) $ (284)
Shares:
Sold ................................................................................................... 3,687 239
Redeemed ...............................................................................................
(14,325) (251)
Net Increase (Decrease)
(10,638) (12)
Year Ended December 31, 2022
Dollars:
Sold ................................................................................................... $ 410,935 $ 9,528
Reinvested .............................................................................................. 318,523 5,367
Redeemed ...............................................................................................
(496,565) (5,183)
Net Increase (Decrease)
$ 232,893 $ 9,712
Shares:
Sold ................................................................................................... 20,016 462
Reinvested .............................................................................................. 17,125 294
Redeemed ...............................................................................................
(23,059) (265)
Net Increase (Decrease)
14,082 491
Dividends and Distributions to Shareholders:
Period Ended June 30, 2023
From net investment income and net realized gain on investments ....................................................... $ – $ –
Total Dividends and Distributions
$ – $ –
Year Ended December 31, 2022
From net investment income and net realized gain on investments ....................................................... $ (318,523) $ (5,367)
Total Dividends and Distributions
$ (318,523) $ (5,367)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands
LargeCap S&P 500 Managed Volatility
Index Account
Period Ended
June 30, 2023
Year Ended
December 31,
2022
Operations
Net investment income (loss) ................................................................................................................ $ 1,371 $ 2,198
Net realized gain (loss) on investments , futures and options and swaptions ................................................................ 7,746 13,473
Net change in unrealized appreciation/(depreciation) of investments , futures and options and swaptions .................................
15,803 (54,550)
Net Increase (Decrease) in Net Assets Resulting from Operations 24,920 (38,879)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... – (21,467)
Total Dividends and Distributions – (21,467)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(19,612) 1,606
Total Increase (Decrease) in Net Assets 5,308 (58,740)
Net Assets
Beginning of period ..........................................................................................................................
181,155 239,895
End of period ................................................................................................................................
$ 186,463 $ 181,155
Class 1
Capital Share Transactions:
Period Ended June 30, 2023
Dollars:
Sold .............................................................................................................. $ 3,888
Redeemed ..........................................................................................................
(23,500)
Net Increase (Decrease)
$ (19,612)
Shares:
Sold .............................................................................................................. 263
Redeemed ..........................................................................................................
(1,580)
Net Increase (Decrease)
(1,317)
Year Ended December 31, 2022
Dollars:
Sold .............................................................................................................. $ 25,037
Reinvested ......................................................................................................... 21,467
Redeemed ..........................................................................................................
(44,898)
Net Increase (Decrease)
$ 1,606
Shares:
Sold .............................................................................................................. 1,620
Reinvested ......................................................................................................... 1,521
Redeemed ..........................................................................................................
(2,812)
Net Increase (Decrease)
329
Dividends and Distributions to Shareholders:
Period Ended June 30, 2023
From net investment income and net realized gain on investments .................................................................. $ –
Total Dividends and Distributions
$ –
Year Ended December 31, 2022
From net investment income and net realized gain on investments .................................................................. $ (21,467)
Total Dividends and Distributions
$ (21,467)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands MidCap Account
Period Ended
June 30, 2023
Year Ended
December 31,
2022
Operations
Net investment income (loss) ................................................................................................................ $ 329 $ 1,079
Net realized gain (loss) on investments ...................................................................................................... 40,365 18,967
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
45,059 (193,890)
Net Increase (Decrease) in Net Assets Resulting from Operations 85,753 (173,844)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... – (64,874)
Total Dividends and Distributions – (64,874)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(80,953) 76,590
Total Increase (Decrease) in Net Assets 4,800 (162,128)
Net Assets
Beginning of period ..........................................................................................................................
587,771 749,899
End of period ................................................................................................................................
$ 592,571 $ 587,771
Class 1 Class 2
Capital Share Transactions:
Period Ended June 30, 2023
Dollars:
Sold ................................................................................................... $ 7,256 $ 1,581
Redeemed ...............................................................................................
(88,365) (1,425)
Net Increase (Decrease)
$ (81,109) $ 156
Shares:
Sold ................................................................................................... 132 29
Redeemed ...............................................................................................
(1,623) (26)
Net Increase (Decrease)
(1,491) 3
Year Ended December 31, 2022
Dollars:
Sold ................................................................................................... $ 73,412 $ 6,394
Reinvested .............................................................................................. 61,220 3,653
Redeemed ...............................................................................................
(64,934) (3,155)
Net Increase (Decrease)
$ 69,698 $ 6,892
Shares:
Sold ................................................................................................... 1,254 109
Reinvested .............................................................................................. 1,170 71
Redeemed ...............................................................................................
(1,107) (56)
Net Increase (Decrease)
1,317 124
Dividends and Distributions to Shareholders:
Period Ended June 30, 2023
From net investment income and net realized gain on investments ....................................................... $ – $ –
Total Dividends and Distributions
$ – $ –
Year Ended December 31, 2022
From net investment income and net realized gain on investments ....................................................... $ (61,221) $ (3,653)
Total Dividends and Distributions
$ (61,221) $ (3,653)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal Capital Appreciation Account
Period Ended
June 30, 2023
Year Ended
December 31,
2022
Operations
Net investment income (loss) ................................................................................................................ $ 683 $ 1,316
Net realized gain (loss) on investments and foreign currencies ............................................................................. 3,053 13,105
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
18,514 (45,995)
Net Increase (Decrease) in Net Assets Resulting from Operations 22,250 (31,574)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... – (20,695)
Total Dividends and Distributions – (20,695)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(3,381) 12,101
Total Increase (Decrease) in Net Assets 18,869 (40,168)
Net Assets
Beginning of period ..........................................................................................................................
154,079 194,247
End of period ................................................................................................................................
$ 172,948 $ 154,079
Class 1 Class 2
Capital Share Transactions:
Period Ended June 30, 2023
Dollars:
Sold ................................................................................................... $ 2,348 $ 5,276
Redeemed ...............................................................................................
(9,684) (1,321)
Net Increase (Decrease)
$ (7,336) $ 3,955
Shares:
Sold ................................................................................................... 73 166
Redeemed ...............................................................................................
(299) (42)
Net Increase (Decrease)
(226) 124
Year Ended December 31, 2022
Dollars:
Sold ................................................................................................... $ 5,046 $ 9,781
Reinvested .............................................................................................. 16,595 4,100
Redeemed ...............................................................................................
(21,029) (2,392)
Net Increase (Decrease)
$ 612 $ 11,489
Shares:
Sold ................................................................................................... 146 292
Reinvested .............................................................................................. 544 137
Redeemed ...............................................................................................
(600) (72)
Net Increase (Decrease)
90 357
Dividends and Distributions to Shareholders:
Period Ended June 30, 2023
From net investment income and net realized gain on investments ....................................................... $ – $ –
Total Dividends and Distributions
$ – $ –
Year Ended December 31, 2022
From net investment income and net realized gain on investments ....................................................... $ (16,595) $ (4,100)
Total Dividends and Distributions
$ (16,595) $ (4,100)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime 2020 Account
Period Ended
June 30, 2023
Year Ended
December 31,
2022
Operations
Net investment income (loss) ................................................................................................................ $ 1,467 $ 3,912
Net realized gain (loss) on investments ...................................................................................................... 604 2,229
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
7,854 (34,528)
Net Increase (Decrease) in Net Assets Resulting from Operations 9,925 (28,387)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... – (16,757)
Total Dividends and Distributions – (16,757)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(10,355) 361
Total Increase (Decrease) in Net Assets (430) (44,783)
Net Assets
Beginning of period ..........................................................................................................................
151,551 196,334
End of period ................................................................................................................................
$ 151,121 $ 151,551
Class 1
Capital Share Transactions:
Period Ended June 30, 2023
Dollars:
Sold .............................................................................................................. $ 10,836
Redeemed ..........................................................................................................
(21,191)
Net Increase (Decrease)
$ (10,355)
Shares:
Sold .............................................................................................................. 900
Redeemed ..........................................................................................................
(1,755)
Net Increase (Decrease)
(855)
Year Ended December 31, 2022
Dollars:
Sold .............................................................................................................. $ 20,769
Reinvested ......................................................................................................... 16,757
Redeemed ..........................................................................................................
(37,165)
Net Increase (Decrease)
$ 361
Shares:
Sold .............................................................................................................. 1,572
Reinvested ......................................................................................................... 1,431
Redeemed ..........................................................................................................
(2,888)
Net Increase (Decrease)
115
Dividends and Distributions to Shareholders:
Period Ended June 30, 2023
From net investment income and net realized gain on investments .................................................................. $ –
Total Dividends and Distributions
$ –
Year Ended December 31, 2022
From net investment income and net realized gain on investments .................................................................. $ (16,757)
Total Dividends and Distributions
$ (16,757)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime 2030 Account
Period Ended
June 30, 2023
Year Ended
December 31,
2022
Operations
Net investment income (loss) ................................................................................................................ $ 1,902 $ 4,457
Net realized gain (loss) on investments ...................................................................................................... 10 5,151
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
17,875 (54,937)
Net Increase (Decrease) in Net Assets Resulting from Operations 19,787 (45,329)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... – (22,810)
Total Dividends and Distributions – (22,810)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
5,981 32,939
Total Increase (Decrease) in Net Assets 25,768 (35,200)
Net Assets
Beginning of period ..........................................................................................................................
227,664 262,864
End of period ................................................................................................................................
$ 253,432 $ 227,664
Class 1
Capital Share Transactions:
Period Ended June 30, 2023
Dollars:
Sold .............................................................................................................. $ 26,301
Redeemed ..........................................................................................................
(20,320)
Net Increase (Decrease)
$ 5,981
Shares:
Sold .............................................................................................................. 2,142
Redeemed ..........................................................................................................
(1,662)
Net Increase (Decrease)
480
Year Ended December 31, 2022
Dollars:
Sold .............................................................................................................. $ 53,204
Reinvested ......................................................................................................... 22,810
Redeemed ..........................................................................................................
(43,075)
Net Increase (Decrease)
$ 32,939
Shares:
Sold .............................................................................................................. 4,035
Reinvested ......................................................................................................... 1,933
Redeemed ..........................................................................................................
(3,360)
Net Increase (Decrease)
2,608
Dividends and Distributions to Shareholders:
Period Ended June 30, 2023
From net investment income and net realized gain on investments .................................................................. $ –
Total Dividends and Distributions
$ –
Year Ended December 31, 2022
From net investment income and net realized gain on investments .................................................................. $ (22,810)
Total Dividends and Distributions
$ (22,810)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime 2040 Account
Period Ended
June 30, 2023
Year Ended
December 31,
2022
Operations
Net investment income (loss) ................................................................................................................ $ 567 $ 1,803
Net realized gain (loss) on investments ...................................................................................................... (1) 3,419
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
12,297 (29,678)
Net Increase (Decrease) in Net Assets Resulting from Operations 12,863 (24,456)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... – (12,301)
Total Dividends and Distributions – (12,301)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
2,304 20,640
Total Increase (Decrease) in Net Assets 15,167 (16,117)
Net Assets
Beginning of period ..........................................................................................................................
118,055 134,172
End of period ................................................................................................................................
$ 133,222 $ 118,055
Class 1
Capital Share Transactions:
Period Ended June 30, 2023
Dollars:
Sold .............................................................................................................. $ 18,375
Redeemed ..........................................................................................................
(16,071)
Net Increase (Decrease)
$ 2,304
Shares:
Sold .............................................................................................................. 1,189
Redeemed ..........................................................................................................
(1,043)
Net Increase (Decrease)
146
Year Ended December 31, 2022
Dollars:
Sold .............................................................................................................. $ 28,579
Reinvested ......................................................................................................... 12,301
Redeemed ..........................................................................................................
(20,240)
Net Increase (Decrease)
$ 20,640
Shares:
Sold .............................................................................................................. 1,734
Reinvested ......................................................................................................... 838
Redeemed ..........................................................................................................
(1,210)
Net Increase (Decrease)
1,362
Dividends and Distributions to Shareholders:
Period Ended June 30, 2023
From net investment income and net realized gain on investments .................................................................. $ –
Total Dividends and Distributions
$ –
Year Ended December 31, 2022
From net investment income and net realized gain on investments .................................................................. $ (12,301)
Total Dividends and Distributions
$ (12,301)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime 2050 Account
Period Ended
June 30, 2023
Year Ended
December 31,
2022
Operations
Net investment income (loss) ................................................................................................................ $ 129 $ 719
Net realized gain (loss) on investments ...................................................................................................... 31 1,860
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
6,866 (15,580)
Net Increase (Decrease) in Net Assets Resulting from Operations 7,026 (13,001)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... – (6,812)
Total Dividends and Distributions – (6,812)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
167 8,116
Total Increase (Decrease) in Net Assets 7,193 (11,697)
Net Assets
Beginning of period ..........................................................................................................................
56,830 68,527
End of period ................................................................................................................................
$ 64,023 $ 56,830
Class 1
Capital Share Transactions:
Period Ended June 30, 2023
Dollars:
Sold .............................................................................................................. $ 8,973
Redeemed ..........................................................................................................
(8,806)
Net Increase (Decrease)
$ 167
Shares:
Sold .............................................................................................................. 606
Redeemed ..........................................................................................................
(592)
Net Increase (Decrease)
14
Year Ended December 31, 2022
Dollars:
Sold .............................................................................................................. $ 14,329
Reinvested ......................................................................................................... 6,811
Redeemed ..........................................................................................................
(13,024)
Net Increase (Decrease)
$ 8,116
Shares:
Sold .............................................................................................................. 886
Reinvested ......................................................................................................... 486
Redeemed ..........................................................................................................
(797)
Net Increase (Decrease)
575
Dividends and Distributions to Shareholders:
Period Ended June 30, 2023
From net investment income and net realized gain on investments .................................................................. $ –
Total Dividends and Distributions
$ –
Year Ended December 31, 2022
From net investment income and net realized gain on investments .................................................................. $ (6,812)
Total Dividends and Distributions
$ (6,812)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime 2060 Account
Period Ended
June 30, 2023
Year Ended
December 31,
2022
Operations
Net investment income (loss) ................................................................................................................ $ 31 $ 187
Net realized gain (loss) on investments ...................................................................................................... 3 507
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
1,816 (4,027)
Net Increase (Decrease) in Net Assets Resulting from Operations 1,850 (3,333)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... – (1,644)
Total Dividends and Distributions – (1,644)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
467 2,828
Total Increase (Decrease) in Net Assets 2,317 (2,149)
Net Assets
Beginning of period ..........................................................................................................................
15,131 17,280
End of period ................................................................................................................................
$ 17,448 $ 15,131
Class 1
Capital Share Transactions:
Period Ended June 30, 2023
Dollars:
Sold .............................................................................................................. $ 2,982
Redeemed ..........................................................................................................
(2,515)
Net Increase (Decrease)
$ 467
Shares:
Sold .............................................................................................................. 206
Redeemed ..........................................................................................................
(176)
Net Increase (Decrease)
30
Year Ended December 31, 2022
Dollars:
Sold .............................................................................................................. $ 5,272
Reinvested ......................................................................................................... 1,644
Redeemed ..........................................................................................................
(4,088)
Net Increase (Decrease)
$ 2,828
Shares:
Sold .............................................................................................................. 339
Reinvested ......................................................................................................... 121
Redeemed ..........................................................................................................
(263)
Net Increase (Decrease)
197
Dividends and Distributions to Shareholders:
Period Ended June 30, 2023
From net investment income and net realized gain on investments .................................................................. $ –
Total Dividends and Distributions
$ –
Year Ended December 31, 2022
From net investment income and net realized gain on investments .................................................................. $ (1,644)
Total Dividends and Distributions
$ (1,644)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands
Principal LifeTime Strategic Income
Account
Period Ended
June 30, 2023
Year Ended
December 31,
2022
Operations
Net investment income (loss) ................................................................................................................ $ 390 $ 666
Net realized gain (loss) on investments ...................................................................................................... (135) 176
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
1,345 (4,788)
Net Increase (Decrease) in Net Assets Resulting from Operations 1,600 (3,946)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... – (2,017)
Total Dividends and Distributions – (2,017)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
29,981 (33)
Total Increase (Decrease) in Net Assets 31,581 (5,996)
Net Assets
Beginning of period ..........................................................................................................................
24,133 30,129
End of period ................................................................................................................................
$ 55,714 $ 24,133
Class 1
Capital Share Transactions:
Period Ended June 30, 2023
Dollars:
Sold .............................................................................................................. $ 2,974
Issued in acquisitions .................................................................................................. 33,732
Redeemed ..........................................................................................................
(6,725)
Net Increase (Decrease)
$ 29,981
Shares:
Sold .............................................................................................................. 282
Issued in acquisitions .................................................................................................. 3,181
Redeemed ..........................................................................................................
(640)
Net Increase (Decrease)
2,823
Year Ended December 31, 2022
Dollars:
Sold .............................................................................................................. $ 6,789
Reinvested ......................................................................................................... 2,017
Redeemed ..........................................................................................................
(8,839)
Net Increase (Decrease)
$ (33)
Shares:
Sold .............................................................................................................. 600
Reinvested ......................................................................................................... 198
Redeemed ..........................................................................................................
(800)
Net Increase (Decrease)
(2)
Dividends and Distributions to Shareholders:
Period Ended June 30, 2023
From net investment income and net realized gain on investments .................................................................. $ –
Total Dividends and Distributions
$ –
Year Ended December 31, 2022
From net investment income and net realized gain on investments .................................................................. $ (2,017)
Total Dividends and Distributions
$ (2,017)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Real Estate Securities Account
Period Ended
June 30, 2023
Year Ended
December 31,
2022
Operations
Net investment income (loss) ................................................................................................................ $ 1,735 $ 2,434
Net realized gain (loss) on investments ...................................................................................................... 2,275 5,568
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
2,688 (54,789)
Net Increase (Decrease) in Net Assets Resulting from Operations 6,698 (46,787)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... – (12,433)
Total Dividends and Distributions – (12,433)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(6,189) 6,975
Total Increase (Decrease) in Net Assets 509 (52,245)
Net Assets
Beginning of period ..........................................................................................................................
134,327 186,572
End of period ................................................................................................................................
$ 134,836 $ 134,327
Class 1 Class 2
Capital Share Transactions:
Period Ended June 30, 2023
Dollars:
Sold ................................................................................................... $ 6,566 $ 555
Redeemed ...............................................................................................
(12,733) (577)
Net Increase (Decrease)
$ (6,167) $ (22)
Shares:
Sold ................................................................................................... 374 32
Redeemed ...............................................................................................
(723) (33)
Net Increase (Decrease)
(349) (1)
Year Ended December 31, 2022
Dollars:
Sold ................................................................................................... $ 15,012 $ 2,367
Reinvested .............................................................................................. 11,602 831
Redeemed ...............................................................................................
(21,259) (1,578)
Net Increase (Decrease)
$ 5,355 $ 1,620
Shares:
Sold ................................................................................................... 726 116
Reinvested .............................................................................................. 617 44
Redeemed ...............................................................................................
(1,029) (79)
Net Increase (Decrease)
314 81
Dividends and Distributions to Shareholders:
Period Ended June 30, 2023
From net investment income and net realized gain on investments ....................................................... $ – $ –
Total Dividends and Distributions
$ – $ –
Year Ended December 31, 2022
From net investment income and net realized gain on investments ....................................................... $ (11,602) $ (831)
Total Dividends and Distributions
$ (11,602) $ (831)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands SAM Balanced Portfolio
Period Ended
June 30, 2023
Year Ended
December 31,
2022
Operations
Net investment income (loss) ................................................................................................................ $ 2,660 $ 13,290
Net realized gain (loss) on investments ...................................................................................................... (10,134) 21,497
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
55,876 (152,302)
Net Increase (Decrease) in Net Assets Resulting from Operations 48,402 (117,515)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... – (96,305)
Total Dividends and Distributions – (96,305)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(31,805) 37,076
Total Increase (Decrease) in Net Assets 16,597 (176,744)
Net Assets
Beginning of period ..........................................................................................................................
568,200 744,944
End of period ................................................................................................................................
$ 584,797 $ 568,200
Class 1 Class 2
Capital Share Transactions:
Period Ended June 30, 2023
Dollars:
Sold ................................................................................................... $ 7,181 $ 3,419
Redeemed ...............................................................................................
(35,412) (6,993)
Net Increase (Decrease)
$ (28,231) $ (3,574)
Shares:
Sold ................................................................................................... 538 263
Redeemed ...............................................................................................
(2,658) (539)
Net Increase (Decrease)
(2,120) (276)
Year Ended December 31, 2022
Dollars:
Sold ................................................................................................... $ 9,783 $ 11,338
Reinvested .............................................................................................. 74,784 21,521
Redeemed ...............................................................................................
(67,909) (12,441)
Net Increase (Decrease)
$ 16,658 $ 20,418
Shares:
Sold ................................................................................................... 644 760
Reinvested .............................................................................................. 5,820 1,703
Redeemed ...............................................................................................
(4,482) (848)
Net Increase (Decrease)
1,982 1,615
Dividends and Distributions to Shareholders:
Period Ended June 30, 2023
From net investment income and net realized gain on investments ....................................................... $ – $ –
Total Dividends and Distributions
$ – $ –
Year Ended December 31, 2022
From net investment income and net realized gain on investments ....................................................... $ (74,784) $ (21,521)
Total Dividends and Distributions
$ (74,784) $ (21,521)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands SAM Conservative Balanced Portfolio
Period Ended
June 30, 2023
Year Ended
December 31,
2022
Operations
Net investment income (loss) ................................................................................................................ $ 1,100 $ 4,537
Net realized gain (loss) on investments ...................................................................................................... (3,996) 334
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
12,656 (34,462)
Net Increase (Decrease) in Net Assets Resulting from Operations 9,760 (29,591)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... – (20,687)
Total Dividends and Distributions – (20,687)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(9,669) 9,917
Total Increase (Decrease) in Net Assets 91 (40,361)
Net Assets
Beginning of period ..........................................................................................................................
163,295 203,656
End of period ................................................................................................................................
$ 163,386 $ 163,295
Class 1 Class 2
Capital Share Transactions:
Period Ended June 30, 2023
Dollars:
Sold ................................................................................................... $ 6,936 $ 1,036
Redeemed ...............................................................................................
(16,244) (1,397)
Net Increase (Decrease)
$ (9,308) $ (361)
Shares:
Sold ................................................................................................... 655 99
Redeemed ...............................................................................................
(1,538) (134)
Net Increase (Decrease)
(883) (35)
Year Ended December 31, 2022
Dollars:
Sold ................................................................................................... $ 11,034 $ 4,448
Reinvested .............................................................................................. 16,969 3,718
Redeemed ...............................................................................................
(21,575) (4,677)
Net Increase (Decrease)
$ 6,428 $ 3,489
Shares:
Sold ................................................................................................... 898 374
Reinvested .............................................................................................. 1,641 366
Redeemed ...............................................................................................
(1,843) (424)
Net Increase (Decrease)
696 316
Dividends and Distributions to Shareholders:
Period Ended June 30, 2023
From net investment income and net realized gain on investments ....................................................... $ – $ –
Total Dividends and Distributions
$ – $ –
Year Ended December 31, 2022
From net investment income and net realized gain on investments ....................................................... $ (16,969) $ (3,718)
Total Dividends and Distributions
$ (16,969) $ (3,718)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands SAM Conservative Growth Portfolio
Period Ended
June 30, 2023
Year Ended
December 31,
2022
Operations
Net investment income (loss) ................................................................................................................ $ 681 $ 6,120
Net realized gain (loss) on investments ...................................................................................................... (10,908) 17,323
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
47,989 (101,143)
Net Increase (Decrease) in Net Assets Resulting from Operations 37,762 (77,700)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... – (47,780)
Total Dividends and Distributions – (47,780)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(8,727) 36,398
Total Increase (Decrease) in Net Assets 29,035 (89,082)
Net Assets
Beginning of period ..........................................................................................................................
345,745 434,827
End of period ................................................................................................................................
$ 374,780 $ 345,745
Class 1 Class 2
Capital Share Transactions:
Period Ended June 30, 2023
Dollars:
Sold ................................................................................................... $ 5,853 $ 6,150
Redeemed ...............................................................................................
(13,882) (6,848)
Net Increase (Decrease)
$ (8,029) $ (698)
Shares:
Sold ................................................................................................... 316 337
Redeemed ...............................................................................................
(744) (375)
Net Increase (Decrease)
(428) (38)
Year Ended December 31, 2022
Dollars:
Sold ................................................................................................... $ 19,210 $ 9,265
Reinvested .............................................................................................. 26,475 21,305
Redeemed ...............................................................................................
(28,556) (11,301)
Net Increase (Decrease)
$ 17,129 $ 19,269
Shares:
Sold ................................................................................................... 890 462
Reinvested .............................................................................................. 1,484 1,217
Redeemed ...............................................................................................
(1,374) (573)
Net Increase (Decrease)
1,000 1,106
Dividends and Distributions to Shareholders:
Period Ended June 30, 2023
From net investment income and net realized gain on investments ....................................................... $ – $ –
Total Dividends and Distributions
$ – $ –
Year Ended December 31, 2022
From net investment income and net realized gain on investments ....................................................... $ (26,475) $ (21,305)
Total Dividends and Distributions
$ (26,475) $ (21,305)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands SAM Flexible Income Portfolio
Period Ended
June 30, 2023
Year Ended
December 31,
2022
Operations
Net investment income (loss) ................................................................................................................ $ 1,076 $ 4,510
Net realized gain (loss) on investments ...................................................................................................... (2,938) (5,625)
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
7,995 (23,780)
Net Increase (Decrease) in Net Assets Resulting from Operations 6,133 (24,895)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... – (16,989)
Total Dividends and Distributions – (16,989)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(8,434) (8,945)
Total Increase (Decrease) in Net Assets (2,301) (50,829)
Net Assets
Beginning of period ..........................................................................................................................
143,023 193,852
End of period ................................................................................................................................
$ 140,722 $ 143,023
Class 1 Class 2
Capital Share Transactions:
Period Ended June 30, 2023
Dollars:
Sold ................................................................................................... $ 2,718 $ 2,304
Redeemed ...............................................................................................
(10,728) (2,728)
Net Increase (Decrease)
$ (8,010) $ (424)
Shares:
Sold ................................................................................................... 260 224
Redeemed ...............................................................................................
(1,027) (265)
Net Increase (Decrease)
(767) (41)
Year Ended December 31, 2022
Dollars:
Sold ................................................................................................... $ 6,065 $ 6,472
Reinvested .............................................................................................. 12,901 4,088
Redeemed ...............................................................................................
(27,189) (11,282)
Net Increase (Decrease)
$ (8,223) $ (722)
Shares:
Sold ................................................................................................... 529 564
Reinvested .............................................................................................. 1,255 403
Redeemed ...............................................................................................
(2,383) (1,018)
Net Increase (Decrease)
(599) (51)
Dividends and Distributions to Shareholders:
Period Ended June 30, 2023
From net investment income and net realized gain on investments ....................................................... $ – $ –
Total Dividends and Distributions
$ – $ –
Year Ended December 31, 2022
From net investment income and net realized gain on investments ....................................................... $ (12,901) $ (4,088)
Total Dividends and Distributions
$ (12,901) $ (4,088)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands SAM Strategic Growth Portfolio
Period Ended
June 30, 2023
Year Ended
December 31,
2022
Operations
Net investment income (loss) ................................................................................................................ $ (158) $ 4,828
Net realized gain (loss) on investments ...................................................................................................... (6,621) 11,366
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
50,045 (96,735)
Net Increase (Decrease) in Net Assets Resulting from Operations 43,266 (80,541)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... – (45,904)
Total Dividends and Distributions – (45,904)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(4,515) 36,424
Total Increase (Decrease) in Net Assets 38,751 (90,021)
Net Assets
Beginning of period ..........................................................................................................................
338,926 428,947
End of period ................................................................................................................................
$ 377,677 $ 338,926
Class 1 Class 2
Capital Share Transactions:
Period Ended June 30, 2023
Dollars:
Sold ................................................................................................... $ 8,919 $ 3,683
Redeemed ...............................................................................................
(11,806) (5,311)
Net Increase (Decrease)
$ (2,887) $ (1,628)
Shares:
Sold ................................................................................................... 423 179
Redeemed ...............................................................................................
(562) (259)
Net Increase (Decrease)
(139) (80)
Year Ended December 31, 2022
Dollars:
Sold ................................................................................................... $ 18,207 $ 9,105
Reinvested .............................................................................................. 23,671 22,233
Redeemed ...............................................................................................
(26,033) (10,759)
Net Increase (Decrease)
$ 15,845 $ 20,579
Shares:
Sold ................................................................................................... 799 401
Reinvested .............................................................................................. 1,189 1,137
Redeemed ...............................................................................................
(1,139) (468)
Net Increase (Decrease)
849 1,070
Dividends and Distributions to Shareholders:
Period Ended June 30, 2023
From net investment income and net realized gain on investments ....................................................... $ – $ –
Total Dividends and Distributions
$ – $ –
Year Ended December 31, 2022
From net investment income and net realized gain on investments ....................................................... $ (23,671) $ (22,233)
Total Dividends and Distributions
$ (23,671) $ (22,233)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Short-Term Income Account
Period Ended
June 30, 2023
Year Ended
December 31,
2022
Operations
Net investment income (loss) ................................................................................................................ $ 2,156 $ 2,441
Net realized gain (loss) on investments and futures ......................................................................................... (314) (1,285)
Net change in unrealized appreciation/(depreciation) of investments and futures ...........................................................
908 (6,708)
Net Increase (Decrease) in Net Assets Resulting from Operations 2,750 (5,552)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... – (1,814)
Total Dividends and Distributions – (1,814)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
1,667 956
Total Increase (Decrease) in Net Assets 4,417 (6,410)
Net Assets
Beginning of period ..........................................................................................................................
134,122 140,532
End of period ................................................................................................................................
$ 138,539 $ 134,122
Class 1
Capital Share Transactions:
Period Ended June 30, 2023
Dollars:
Sold .............................................................................................................. $ 15,989
Redeemed ..........................................................................................................
(14,322)
Net Increase (Decrease)
$ 1,667
Shares:
Sold .............................................................................................................. 6,544
Redeemed ..........................................................................................................
(5,852)
Net Increase (Decrease)
692
Year Ended December 31, 2022
Dollars:
Sold .............................................................................................................. $ 42,597
Reinvested ......................................................................................................... 1,814
Redeemed ..........................................................................................................
(43,455)
Net Increase (Decrease)
$ 956
Shares:
Sold .............................................................................................................. 17,245
Reinvested ......................................................................................................... 756
Redeemed ..........................................................................................................
(17,747)
Net Increase (Decrease)
254
Dividends and Distributions to Shareholders:
Period Ended June 30, 2023
From net investment income and net realized gain on investments .................................................................. $ –
Total Dividends and Distributions
$ –
Year Ended December 31, 2022
From net investment income and net realized gain on investments .................................................................. $ (1,814)
Total Dividends and Distributions
$ (1,814)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands SmallCap Account
Period Ended
June 30, 2023
Year Ended
December 31,
2022
Operations
Net investment income (loss) ................................................................................................................ $ 339 $ 563
Net realized gain (loss) on investments ...................................................................................................... 7,302 (470)
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
9,723 (45,822)
Net Increase (Decrease) in Net Assets Resulting from Operations 17,364 (45,729)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... – (32,260)
Total Dividends and Distributions – (32,260)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(8,060) 18,888
Total Increase (Decrease) in Net Assets 9,304 (59,101)
Net Assets
Beginning of period ..........................................................................................................................
165,286 224,387
End of period ................................................................................................................................
$ 174,590 $ 165,286
Class 1 Class 2
Capital Share Transactions:
Period Ended June 30, 2023
Dollars:
Sold ................................................................................................... $ 4,228 $ 198
Redeemed ...............................................................................................
(12,076) (410)
Net Increase (Decrease)
$ (7,848) $ (212)
Shares:
Sold ................................................................................................... 303 15
Redeemed ...............................................................................................
(872) (30)
Net Increase (Decrease)
(569) (15)
Year Ended December 31, 2022
Dollars:
Sold ................................................................................................... $ 8,534 $ 1,094
Reinvested .............................................................................................. 30,668 1,592
Redeemed ...............................................................................................
(22,009) (991)
Net Increase (Decrease)
$ 17,193 $ 1,695
Shares:
Sold ................................................................................................... 517 67
Reinvested .............................................................................................. 2,258 118
Redeemed ...............................................................................................
(1,405) (63)
Net Increase (Decrease)
1,370 122
Dividends and Distributions to Shareholders:
Period Ended June 30, 2023
From net investment income and net realized gain on investments ....................................................... $ – $ –
Total Dividends and Distributions
$ – $ –
Year Ended December 31, 2022
From net investment income and net realized gain on investments ....................................................... $ (30,668) $ (1,592)
Total Dividends and Distributions
$ (30,668) $ (1,592)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands U.S. LargeCap Buffer April Account
Period Ended
June 30, 2023
Operations
Net investment income (loss) ....................................................................................................................................... $ 79
Net realized gain (loss) on investments and options and swaptions ................................................................................................ 549
Net change in unrealized appreciation/(depreciation) of investments and options and swaptions .................................................................
3,159
Net Increase (Decrease) in Net Assets Resulting from Operations 3,787
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................................................ –
Total Dividends and Distributions –
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................................................
33,650
Total Increase (Decrease) in Net Assets 37,437
Net Assets
Beginning of period .................................................................................................................................................
–
End of period .......................................................................................................................................................
$ 37,437
Class 2
Capital Share Transactions:
Period Ended June 30, 2023
(a)
Dollars:
Sold .............................................................................................................. $ 64,383
Redeemed ..........................................................................................................
(30,733)
Net Increase (Decrease)
$ 33,650
Shares:
Sold .............................................................................................................. 6,422
Redeemed ..........................................................................................................
(2,903)
Net Increase (Decrease)
3,519
Dividends and Distributions to Shareholders:
Period Ended June 30, 2023
(a)
From net investment income and net realized gain on investments .................................................................. $ –
Total Dividends and Distributions
$ –
(a)
Period from March 29, 2023, date operations commenced, through June 30, 2023.

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands U.S. LargeCap Buffer January Account
Period Ended
June 30, 2023
Period Ended
December 31,
2022
(a)
Operations
Net investment income (loss) ................................................................................................................ $ 57 $ 5
Net realized gain (loss) on investments and options and swaptions ......................................................................... 1,130 –
Net change in unrealized appreciation/(depreciation) of investments and options and swaptions ..........................................
1,563 (43)
Net Increase (Decrease) in Net Assets Resulting from Operations 2,750 (38)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... – –
Total Dividends and Distributions – –
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(16,970) 26,619
Total Increase (Decrease) in Net Assets (14,220) 26,581
Net Assets
Beginning of period ..........................................................................................................................
26,581 –
End of period ................................................................................................................................
$ 12,361 $ 26,581
Class 2
Capital Share Transactions:
Period Ended June 30, 2023
Dollars:
Sold .............................................................................................................. $ 8,889
Redeemed ..........................................................................................................
(25,859)
Net Increase (Decrease)
$ (16,970)
Shares:
Sold .............................................................................................................. 868
Redeemed ..........................................................................................................
(2,429)
Net Increase (Decrease)
(1,561)
Period Ended December 31, 2022
(a)
Dollars:
Sold .............................................................................................................. $ 26,619
Net Increase (Decrease)
$ 26,619
Shares:
Sold .............................................................................................................. 2,662
Redeemed ..........................................................................................................
–
Net Increase (Decrease)
2,662
Dividends and Distributions to Shareholders:
Period Ended June 30, 2023
From net investment income and net realized gain on investments .................................................................. $ –
Total Dividends and Distributions
$ –
Period Ended December 31, 2022
(a)
From net investment income and net realized gain on investments .................................................................. $ –
Total Dividends and Distributions
$ –
(a)
Period from December 28, 2022, date operations commenced, through December 31, 2022.

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands U.S. LargeCap Buffer July Account
Period Ended
June 30, 2023
Period Ended
December 31,
2022
(a)
Operations
Net investment income (loss) ................................................................................................................ $ 33 $ 91
Net realized gain (loss) on investments and options and swaptions ......................................................................... 899 49
Net change in unrealized appreciation/(depreciation) of investments and options and swaptions ..........................................
1,407 55
Net Increase (Decrease) in Net Assets Resulting from Operations 2,339 195
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... – (91)
Total Dividends and Distributions – (91)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
29,728 26,143
Total Increase (Decrease) in Net Assets 32,067 26,247
Net Assets
Beginning of period ..........................................................................................................................
26,247 –
End of period ................................................................................................................................
$ 58,314 $ 26,247
Class 2
Capital Share Transactions:
Period Ended June 30, 2023
Dollars:
Sold .............................................................................................................. $ 45,813
Redeemed ..........................................................................................................
(16,085)
Net Increase (Decrease)
$ 29,728
Shares:
Sold .............................................................................................................. 4,061
Redeemed ..........................................................................................................
(1,493)
Net Increase (Decrease)
2,568
Period Ended December 31, 2022
(a)
Dollars:
Sold .............................................................................................................. $ 29,487
Reinvested ......................................................................................................... 91
Redeemed ..........................................................................................................
(3,435)
Net Increase (Decrease)
$ 26,143
Shares:
Sold .............................................................................................................. 2,910
Reinvested ......................................................................................................... 9
Redeemed ..........................................................................................................
(335)
Net Increase (Decrease)
2,584
Dividends and Distributions to Shareholders:
Period Ended June 30, 2023
From net investment income and net realized gain on investments .................................................................. $ –
Total Dividends and Distributions
$ –
Period Ended December 31, 2022
(a)
From net investment income and net realized gain on investments .................................................................. $ (91)
Total Dividends and Distributions
$ (91)
(a)
Period from June 29, 2022, date operations commenced, through December 31, 2022.

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands U.S. LargeCap Buffer October Account
Period Ended
June 30, 2023
Period Ended
December 31,
2022
(a)
Operations
Net investment income (loss) ................................................................................................................ $ 32 $ 39
Net realized gain (loss) on investments and options and swaptions ......................................................................... 441 509
Net change in unrealized appreciation/(depreciation) of investments and options and swaptions ..........................................
1,564 601
Net Increase (Decrease) in Net Assets Resulting from Operations 2,037 1,149
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... – (39)
Total Dividends and Distributions – (39)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(2,620) 16,868
Total Increase (Decrease) in Net Assets (583) 17,978
Net Assets
Beginning of period ..........................................................................................................................
17,978 –
End of period ................................................................................................................................
$ 17,395 $ 17,978
Class 2
Capital Share Transactions:
Period Ended June 30, 2023
Dollars:
Sold .............................................................................................................. $ 1,985
Redeemed ..........................................................................................................
(4,605)
Net Increase (Decrease)
$ (2,620)
Shares:
Sold .............................................................................................................. 173
Redeemed ..........................................................................................................
(415)
Net Increase (Decrease)
(242)
Period Ended December 31, 2022
(a)
Dollars:
Sold .............................................................................................................. $ 25,883
Reinvested ......................................................................................................... 39
Redeemed ..........................................................................................................
(9,054)
Net Increase (Decrease)
$ 16,868
Shares:
Sold .............................................................................................................. 2,562
Reinvested ......................................................................................................... 4
Redeemed ..........................................................................................................
(855)
Net Increase (Decrease)
1,711
Dividends and Distributions to Shareholders:
Period Ended June 30, 2023
From net investment income and net realized gain on investments .................................................................. $ –
Total Dividends and Distributions
$ –
Period Ended December 31, 2022
(a)
From net investment income and net realized gain on investments .................................................................. $ (39)
Total Dividends and Distributions
$ (39)
(a)
Period from September 29, 2022, date operations commenced, through December 31, 2022.

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2023 (unaudited)

1. Organization
Principal Variable Contracts Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”)
as an open-end management investment company and operates as a series fund in the mutual fund industry. The financial statements for Blue
Chip Account, Bond Market Index Account, Core Plus Bond Account, Diversified Balanced Account, Diversified Balanced Managed Volatility
Account, Diversified Balanced Volatility Control Account, Diversified Growth Account, Diversified Growth Managed Volatility Account,
Diversified Growth Volatility Control Account, Diversified Income Account, Diversified International Account, Equity Income Account, Global
Emerging Markets Account, Government & High Quality Bond Account, LargeCap Growth Account I, LargeCap S&P 500 Index Account,
LargeCap S&P 500 Managed Volatility Index Account, MidCap Account, Principal Capital Appreciation Account, Principal LifeTime 2020
Account, Principal LifeTime 2030 Account, Principal LifeTime 2040 Account, Principal LifeTime 2050 Account, Principal LifeTime 2060
Account, Principal LifeTime Strategic Income Account, Real Estate Securities Account, SAM Balanced Portfolio, SAM Conservative Balanced
Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio, Short-Term Income Account,
SmallCap Account, U.S. LargeCap Buffer April Account, U.S. LargeCap Buffer January Account, U.S. LargeCap Buffer July Account, and U.S.
LargeCap Buffer October Account series of the Fund, (known as the “Funds”), are presented herein. Principal LifeTime 2020 Account, Principal
LifeTime 2030 Account, Principal LifeTime 2040 Account, Principal LifeTime 2050 Account, Principal LifeTime 2060 Account, and Principal
LifeTime Strategic Income Account are referred to collectively as the “Principal LifeTime Funds”. SAM Balanced Portfolio, SAM Conservative
Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, and SAM Strategic Growth Portfolio are referred to collectively as the “SAM Portfolios”. The Funds may offer up to three classes of shares: Class 1, Class 2, and Class 3.
Each of the Funds is an investment company and applies specialized accounting and reporting under Accounting Standards Codification (“ASC”)
Topic 946, Financial Services - Investment Companies . The Funds have not provided financial support and are not contractually required to provide financial support to any investee.
Effective May 2, 2022, International Emerging Markets Account changed its name to Global Emerging Markets Account.
Effective June 29, 2022, the initial purchase of $1,020,000 of Class 2 shares of U.S. LargeCap Buffer July Account was made by Principal
Financial Services, Inc. (“PFSI”), an affiliate of the Principal Global Investors, LLC (“the Manager”).
Effective September 29, 2022, the initial purchase of $1,020,010 of Class 2 shares of U.S. LargeCap Buffer October Account was made by PFSI, an affiliate of the Manager.
Effective December 28, 2022, the initial purchase of $1,020,000 of Class 2 shares of U.S. LargeCap Buffer January Account was made by PFSI, an affiliate of the Manager.
Effective March 29, 2023, the initial purchase of $1,020,000 of Class 2 shares of U.S. LargeCap Buffer April Account was made by PFSI, an affiliate of the Manager.
Effective April 28, 2023, Principal LifeTime Strategic Income Account acquired all the assets and assumed all the liabilities of Principal LifeTime
2010 Account, a series of the Fund, pursuant to a plan of reorganization approved by shareholders December 20, 2022. The purpose of the acquisition is to combine two funds with substantially identical strategies and risks due to their investment glide paths. The acquisition was accomplished by a tax-free exchange of 3,110,000 shares from Principal LifeTime 2010 Account for 3,181,000 shares valued at $33,732,000 of Principal LifeTime Strategic Income Account at an approximate exchange rate of 1.02 for Class 1. The investment securities of Principal
LifeTime 2010 Account, with a fair value of approximately $33,686,000 and a cost of $35,678,000 and $11,000 cash were the primary assets acquired by Principal LifeTime Strategic Income Account on April 28, 2023. For financial reporting purposes, assets received, and shares issued by Principal LifeTime Strategic Income Account were recorded at fair value; however, the cost basis of the investments received from Principal
LifeTime 2010 Account were maintained through the reorganization. The net assets of Principal LifeTime 2010 Account and Principal LifeTime
Strategic Income Account immediately prior to the acquisition in accordance with U.S. GAAP were approximately $33,732,000 ($66,000 of accumulated realized loss) and $24,035,000, respectively. The aggregate net assets of Principal LifeTime Strategic Income Account immediately following the acquisition was $57,767,000. In accordance with Sections 381-384 of the Internal Revenue Code, a portion of accumulated realized losses may be subject to limitation.
Assuming the acquisition had been completed on January 1, 2023, the beginning of the fiscal year for Principal LifeTime Strategic Income
Account, Principal LifeTime Strategic Income Account’s pro forma results of operations for the period ended June 30, 2023, are as follows
(amounts in thousands):
Net investment income $ 623
Net gain on investments 2,557
Net increase in assets resulting from operations 3,180

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2023 (unaudited)

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Principal LifeTime 2010 Account that have been included in Principal LifeTime
Strategic Income Account’s statement of operations since April 28, 2023.
All classes of shares for each of the Funds represent interests in the same portfolio of investments and will vote together as a single class, except where otherwise required by law or as determined by the Fund’s Board of Directors. In addition, the Fund’s Board of Directors declares separate dividends on each class of shares.
2. Significant Accounting Policies
The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:
Security Valuation. The Funds may invest in other series of the Fund, Principal Funds, Inc., and other investment funds, which may include exchange-traded funds, money market funds and other registered open-end investment companies. Investments in registered open-end investment companies, other than exchange-traded funds, are valued at the respective fund’s closing net asset value per share on the day of valuation.
The Funds value securities, including exchange-traded funds, for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.
The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are reflected in the Funds’ net asset values and these securities are valued at fair value. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in American depository receipts (“ADRs”), futures contracts, industry indices, general indices, and foreign currencies.
To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example, weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.
Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Fund to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor, is authorized to make such determinations subject to such oversight by the Fund’s
Board of Directors, as may occasionally be necessary.
Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock Exchange.
The identified cost of the Funds’ holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends, interest income, interest expense, and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation)
1. Organization (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2023 (unaudited)

on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.
The following Funds held securities denominated in foreign currencies that exceeded 5% of net assets of the respective fund as of June 30, 2023:
Income and Investment Transactions. The Funds record investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the primary market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Funds record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Payment in kind ("PIK") income is computed on the value of the securities received at the contractual rate specified in each loan agreement. Discounts and premiums on securities are accreted/amortized, respectively, on the level yield method over the expected lives of the respective securities.
Callable debt securities purchased at a premium are amortized to the earliest call date and to the callable amount, if other than par. The Funds allocate all income and realized and unrealized gains or losses on a daily basis to each class of shares based upon the relative proportion of the value of shares outstanding.
Distributions received from other series of the Fund and other investment companies (collectively, "Underlying Funds") are recorded in accordance with the character of distributions as designated by the Underlying Funds. Distributions received from Real Estate Investment Trusts ("REITs")
may be characterized as ordinary income, capital gain, or a return of capital to the Funds. The proper characterization of distributions from REITs is generally not known until after the end of each calendar year. As such, estimates are used in reporting the character of income and distributions for financial statement purposes. Real Estate Securities Account receives substantial distributions from holdings in REITs.
Expenses. Expenses directly attributed to a particular fund are charged to that fund. Other expenses not directly attributed to a particular fund are apportioned among the registered investment companies managed by the Manager.
Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding of each class.
Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations.
In addition to the expenses the Funds bear directly, each of the Funds may indirectly bear a pro rata share of the fees and expenses of the Underlying
Funds in which they invest. Because the Underlying Funds have varied expense levels and each of the Funds may own different proportions of the Underlying Funds at different times, the amount of expense incurred indirectly by each of the Funds will vary. Expenses included in the statements of operations and financial highlights of the Funds do not include any expenses associated with the Underlying Funds.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for amortization of premiums and discounts, net operating losses, foreign currency transactions, options and futures contracts, certain defaulted securities, sales of passive foreign investment companies, losses deferred due to wash sales, tax straddles, mortgage-backed securities, certain preferred securities, swap agreements, partnership investments, REITs, utilization of earnings and profits distributed to shareholders on redemption of shares, and limitations imposed by Sections 381 – 384 of the Internal Revenue Code. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.
Diversified International Account
Euro 22.9%
Japanese Yen 16.2
British Pound Sterling 15.6
Canadian Dollar 7.8
Global Emerging Markets Account
Hong Kong Dollar 22.5%
New Taiwan Dollar 14.0
Indian Rupee 13.7
South Korean Won 12.6
Brazilian Real 5.9
Mexican Peso 5.0
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2023 (unaudited)

Federal Income Taxes. No provision for federal income taxes is considered necessary because each of the Funds intends to qualify as a
“regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.
Management evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is
“more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the "more likely than not" threshold would be recorded as a tax benefit or expense in the current year.
The Funds recognize interest and penalties, if any, related to unrecognized tax positions as tax expense on the statements of operations. During the period ended June 30, 2023, the Funds did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the last three years, once a return is filed. No examinations are in progress at this time.
Foreign Taxes. The Funds may be subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Funds as a reduction of income. These amounts are shown as withholding tax on the statements of operations. In consideration of recent decisions rendered by European courts, certain of the Funds have filed for additional tax reclaims for taxes withheld in prior years. Due to the uncertainty regarding collectability and timing of these reclaims, among other factors, a corresponding receivable will only be recognized when the tax position meets the "more likely than not" threshold. Any accrued foreign tax reclaims receivables are included in dividends and interest receivables on the statements of assets and liabilities. Any foreign tax reclaims income is included in dividend income on the statements of operations.
Gains realized upon the disposition of certain foreign securities held by certain Funds may be subject to capital gains tax, payable prior to the repatriation of sale proceeds. The tax is computed on certain net realized gains and, if any, is shown on the statements of operations. Realized losses in excess of gains may be carried forward to offset future gains. In addition, the Funds accrue an estimated tax liability for future gains on certain foreign securities. Any foreign tax refund receivables and any accrued foreign tax liabilities are shown on the statements of assets and liabilities.
Recent Accounting Pronouncements. In March 2020, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update
("ASU") No. 2020-04 Reference Rate Reform (Topic 848); Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform. The guidance is applicable to contracts referencing London Interbank Offered Rate ("LIBOR") or another reference rate that is expected to be discontinued due to reference rate reform. The ASU is effective as of March 12, 2020 and generally can be applied through December 31,
2022. In December 2022, the FASB issued ASU No. 2022-06 Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848 which updates and clarifies ASU No. 2020-04. The amendments in this ASU defer the sunset date of Topic 848 from December 31, 2022, to December
31, 2024. Management expects the impact of these ASUs will not have a material impact on the Funds' financial statements.
In June 2022, the FASB issued ASU No. 2022-03 Fair Value Measurement (Topic 820); Fair Value Measurement of Equity Securities Subject to
Contractual Sale Restrictions, which provides clarifying guidance that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. Management expects the ASU will not have a material impact on the Funds’ financial statements.
3. Operating Policies
Borrowings. Pursuant to an exemptive order issued by the Securities and Exchange Commission (the "SEC"), the Funds and other registered investment companies managed by the Manager may participate in an interfund lending facility (“Facility”). The Facility allows the Funds to borrow money from or loan money to the other participants. Loans under the Facility are made to handle unusual and/or unanticipated short-
term cash requirements. Interest paid and received on borrowings is the average of the current repurchase agreement rate and the bank loan rate plus the applicable margin of 1.00%. The bank loan rate equals the higher of ( i ) the Federal Funds Rate or (ii) the Secured Overnight Financing
Rate ("SOFR") plus .10% (“Adjusted SOFR”). If the Federal Funds Rate or the Adjusted SOFR is less than zero, it shall be deemed to be zero for purposes of calculating such rate. The interest income received is included in interest income on the statements of operations. The interest expense associated with these borrowings is included in other expenses on the statements of operations. Any outstanding lending as of June 30,
2023 is included in  interfund lending on the statements of assets and liabilities.  Any outstanding borrowing as of June 30, 2023 is included in interfund borrowing on the statements of assets and liabilities.
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2023 (unaudited)

During the period ended June 30, 2023, Funds lending to the Facility were as follows (amounts in thousands):
During the period ended June 30, 2023, Funds borrowing from the Facility were as follows (amounts in thousands):
In addition, the Funds participate with other registered investment companies managed by the Manager in an unsecured joint line of credit with a group of financial institutions which allows the participants to borrow up to $250 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. The line of credit is available under a group of revolving financial institutions and lending is carried out with unaffiliated financial institutions. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the Adjusted SOFR plus the applicable margin of 1.00%. If the Federal Funds Rate or the
Adjusted SOFR is less than zero, it shall be deemed to be zero for purposes of calculating such rate. Additionally, a commitment fee is charged at an annual rate of .15% on the amount of the line of credit which is allocated to each participant based on average net assets. The interest expense associated with these borrowings is included in other expenses on the statements of operations. Any outstanding borrowing as of June 30, 2023 is included in borrowing on the statements of assets and liabilities.
During the period ended June 30, 2023, Funds borrowing against the line of credit were as follows (amounts in thousands):
Contingent Convertible Securities. As footnoted in the schedules of investments, certain of the Funds invest in contingent convertible securities
(“CoCos”). CoCos are hybrid debt securities that may convert into equity or have their principal written down upon the occurrence of certain
“triggers.” Although a contingent convertible security’s equity conversion and principal write-down features are tailored to the particular issuing banking institution and its regulatory requirements, triggers are generally linked to regulatory capital thresholds or regulatory actions calling into
Average Daily
Amount Loaned
Weighted Average
Annual Interest
Rate Interest Income
Blue Chip Account $ 2 5.43% $ —
Bond Market Index Account 132 5.18 3
Core Plus Bond Account 12 5.34 —
Diversified Balanced Volatility Control Account 150 5.37 4
Diversified Growth Volatility Control Account 1 5.08 —
Diversified International Account 5 5.50 —
Equity Income Account 25 5.20 1
Global Emerging Markets Account 5 5.41 —
Government & High Quality Bond Account 109 5.62 3
LargeCap Growth Account I 67 5.27 2
LargeCap S&P 500 Index Account 285 5.27 7
LargeCap S&P 500 Managed Volatility Index Account 75 5.42 2
MidCap Account 1 5.17 —
Principal Capital Appreciation Account 68 5.07 1
Real Estate Securities Account 5 5.62 —
Short-Term Income Account 1 5.11 —
SmallCap Account 7 5.51 —
Average Daily
Amount Borrowed
Weighted Average
Annual Interest
Rate Interest Expense
Diversified Balanced Volatility Control Account $ 37 5.58% $ 1
Diversified Growth Volatility Control Account 148 5.62 4
Diversified International Account 46 5.43 1
Global Emerging Markets Account 3 5.68 —
Government & High Quality Bond Account 4 5.43 —
LargeCap S&P 500 Index Account 10 5.42 —
MidCap Account 174 5.37 5
Real Estate Securities Account — 5.44 —
SmallCap Account 1 5.59 —
U.S. LargeCap Buffer April Account 10 5.60 —
U.S. LargeCap Buffer January Account 56 5.39 1
U.S. LargeCap Buffer July Account 83 5.24 2
U.S. LargeCap Buffer October Account 54 5.06 1
Average Daily
Amount Borrowed
Weighted Average
Annual Interest
Rate
SAM Balanced Portfolio $ 20 5.46%
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2023 (unaudited)

question such institution’s continued viability as a going-concern. CoCos may have no stated maturity and fully discretionary coupons, which means coupon payments can be canceled at the issuing banking institution’s discretion or at the request of the relevant regulatory authority without causing a default. To provide the appropriate regulatory capital treatment, CoCos are usually issued in the form of subordinated debt instruments that rank junior to the claims of holders of more senior obligations in the event of the issuer’s liquidation. If CoCos are converted into equity securities due to a trigger event, holders will be further subordinated. The future value of CoCos is unpredictable and is influenced by many factors including, without limitation: the creditworthiness of the issuer and/or fluctuations in such issuer’s applicable capital ratios; supply and demand for CoCos ; general market conditions and available liquidity; and economic, financial and political events that affect the issuer, its particular market or the financial markets in general. Due to these features, CoCos may have substantially greater risk than other securities in times of financial stress. Because of the uncertainty regarding whether a conversion event will occur, it may be difficult to predict when, if at all, a contingent convertible security will be converted to equity, and a fund may suffer losses as a result. If the trigger level is breached, the issuer’s decision to write down, write off or convert a contingent convertible security may result in the fund's complete loss on an investment in CoCos with no chance of recovery even if the issuer remains in existence.
Counterparties. The Funds may be exposed to counterparty risk, or the risk that another party with which the Funds have unsettled or open transactions will fail to perform on their commitment. To the extent that unpaid amounts owed to the Funds exceed a predetermined threshold agreed to with the counterparty, as stated in the counterparties’ master netting agreements (“Master Netting Agreements”), such counterparty shall advance collateral to the Funds in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Funds. If the unpaid amount owed to the Funds subsequently decreases, the Funds would be required to return all or a portion of the collateral.
Master Netting Agreements may also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels.
Under the Master Netting Agreements, collateral is routinely transferred if the total net exposure to certain transactions governed under the relevant master netting agreement with a counterparty exceeds a specified threshold.
The financial instruments that are subject to Master Netting Agreements or similar agreements may include right of setoff provisions. Derivative instruments include provisions to setoff positions covered under the agreements with the same counterparties and provisions to setoff positions outside of the agreements with the same counterparties in the event of default by one of the parties. Derivative instruments are shown gross on the statements of assets and liabilities. Derivative instruments also include collateral provisions. Collateral received and pledged are generally settled daily with each counterparty. As of June 30, 2023 , none of the Funds had financial assets and liabilities subject to Master Netting Agreements or similar agreements.
Cross Trades.  The Funds may engage in cross trades. A cross trade is a purchase or sale transaction between affiliated portfolios executed directly or through an intermediary. Mutual funds and other managed portfolios may be considered affiliated if they have a common investment advisor, so a fund may be considered affiliated with any portfolio for which the fund's sub-advisor acts as an investment advisor. Such transactions are permissible provided that the conditions of Rule 17a-7 under the 1940 Act are satisfied. For the period ended June 30, 2023, none of the Funds had material cross trades.
Deposits with Counterparty. Cash pledged as collateral is reflected as an asset on the statements of assets and liabilities as deposits with counterparty. There are a variety of security types which require varying levels of pledged collateral. Customer account agreements govern cleared derivatives transactions such as futures contracts and certain swap agreements. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the
Commodity Futures Trading Commission. International Swaps and Derivatives Association (“ISDA”) accounts are maintained in a segregated account at the custodian for over-the-counter ("OTC") derivatives. Master Securities Forward Transaction Agreements ("MSFTA") accounts are also maintained in a segregated account at the custodian for collateral related to forward currency contracts and "to-be-announced" ("TBA")
securities. Certain of the Funds may pledge cash to a broker for securities sold short.
As of June 30, 2023, deposits with counterparty were as follows (amounts in thousands):
FCM (Futures and
Cleared Swaps)
MSFTA (Forward
Currency
Contracts and
TBA Securities)
Total Deposits
with Counterparty
Core Plus Bond Account $ — $ 8 $ 8
Government & High Quality Bond Account 265 8 273
LargeCap Growth Account I 246 — 246
Short-Term Income Account 123 — 123
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2023 (unaudited)

Deposits from Counterparty. Cash received from a counterparty as collateral is reflected as a liability on the statements of assets and liabilities as deposits from counterparty. There are a variety of security types which require varying levels of pledged collateral. The collateral posted to the Funds by the broker is received in the fund’s custodian account.
 As of June 30, 2023, deposits from counterparty were as follows (amounts in thousands):
Foreign Currency Contracts. Certain of the Funds may be subject to foreign currency exchange rate risk in the normal course of pursuing such
Funds’ investment objectives. The Funds may use foreign currency contracts to gain exposure to, or hedge against changes in the value of foreign currencies. Certain of the Funds enter into forward contracts to purchase and sell foreign currencies at a specified future date at a fixed exchange rate. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in fair value is recorded by the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign currency contracts does not eliminate the fluctuations in underlying prices of the Funds’ portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the
Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the currency changes unfavorably to the U.S. dollar or other respective currency.
Futures Contracts. The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds (with the exception of Diversified Balanced Account, Diversified Balanced Managed Volatility
Account, Diversified Growth Account, Diversified Growth Managed Volatility Account, Diversified Income Account, Principal LifeTime Funds,
and SAM Portfolios) may enter into futures contracts to hedge against changes in or to gain exposure to, change in the value of equities, interest rates and foreign currencies. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, typically a fund agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the fund as a variation margin receivable or payable on financial derivative instruments. For those contracts where daily variation margin payments are not received from or paid to the broker, the cumulative unrealized gains or losses are included in variation margin receivable or payable on financial derivative instruments. Futures contracts are marked to market daily at the closing settlement price or in the absence of such a price, the most recent quoted bid price. If there are no quotations available, the security is valued at the last available closing settlement price. During the period the futures contracts are open, daily changes in the fair value of the contracts are recognized as unrealized gains or losses.
These unrealized gains or losses are included as a component of total distributable earnings (accumulated loss) on the statements of assets and liabilities. When the contracts are closed, the fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the fund’s cost basis in the contract. There is minimal counterparty credit risk to the Funds because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Long equity futures contracts are used to obtain market exposure for the cash balances that are maintained by certain of the Funds and the notional values of the futures contracts will vary in accordance with changing cash balances. Long and short U.S. Treasury futures contracts are used to obtain interest rate exposure in order to manage duration of Core Plus Bond Account, Government & High Quality Bond Account, and Short-
Term Income Account. The notional values of the futures contracts will vary in accordance with changing duration of these funds.
Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days) at approximately the value at which each of the Funds has valued the investments. This may have an adverse effect on each of the Funds’ ability to dispose of particular illiquid securities at fair value and may limit each of the Funds’ ability to obtain accurate market quotations for purposes of valuing the securities.
Indemnification. Under the Fund’s by-laws, present and past officers, directors, and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.
MSFTA (Forward
Currency
Contracts and
TBA Securities)
Bond Market Index Account $ 25
Government & High Quality Bond Account 107
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2023 (unaudited)

Inflation-Indexed Bonds. Certain of the Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the statements of operations, even though the Funds would not receive the principal until maturity.
Mortgage Dollar Rolls. Certain of the Funds may enter into mortgage-dollar-roll transactions on TBA securities, in which the Funds sell mortgage-backed securities and simultaneously agree to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are invested in additional securities. The Funds forgo principal and interest paid on the securities and are compensated by interest earned on the proceeds of the initial sale and by a lower price on the securities to be repurchased. The
Funds treat mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the Funds’ portfolio turnover ratio.
Amounts to be received or paid in connection with open mortgage-dollar-rolls are included in investment securities sold and investment securities purchased on the statements of assets and liabilities.
Options Contracts. The Funds may write and purchase call and put options on securities and on securities indices to hedge against a decline in the value of securities owned or an increase in the price of securities that the Funds plan to purchase, or to generate additional revenue. Exchange-
traded options may be closed out only on an exchange that generally provides a liquid secondary market for an option of the same series. Over the Counter (“OTC”) options differ from exchange-traded options in that they are two-party contracts, with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options. An OTC option (an option not traded on an established exchange) may be closed out only by agreement with the other party to the original option transaction. FLexible EXchange
(“FLEX”) options are customized options contracts available through national securities exchanges that are guaranteed for settlement by the
Options Clearing Corporation (“OCC”), a market clearinghouse. FLEX options provide investors with the ability to customize terms of an option, including exercise prices, exercise styles, and expiration dates while achieving price discovery in price competitive, transparent auction markets and avoiding the counterparty exposure of the OTC options positions. All FLEX options in the Funds are European-style options, that can only be exercised at the expiration date of the option.
Writing put options tends to increase a fund’s exposure to the underlying instrument. Writing call options tends to decrease a fund’s exposure to the underlying instrument. When a fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as options contracts written on the statements of assets and liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying index to determine the realized gain or loss. A fund, as a writer of an option, has no control over whether the underlying index may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the index underlying the written option. There is the risk a fund may not be able to enter into a closing transaction because of an illiquid market. The maximum potential amount of future payments (undiscounted)
that a fund as a writer of put options could be required to make is equal to the notional amount multiplied by the exercise price as shown in the schedules of investments. A fund may also purchase put and call options. Purchasing call options tends to increase a fund's exposure to the underlying instrument. Purchasing put options tends to decrease a fund's exposure to the underlying instrument. A fund pays a premium which is included on the fund's statements of assets and liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying index transaction to determine the realized gain or loss. Details of options contracts open at period end are included in the Funds' schedules of investments.
Private Investments in Public Equity. The Funds may invest in private investments in public equity (“PIPEs”) which are issued by a company in the secondary market as a means of raising capital. In connection with PIPEs, the Funds may enter into unfunded commitments. Commitments may be subject to various contingencies and are recognized when the commitment is legally binding. These contingencies are considered in the valuation of the commitments. The Funds are obligated to fund these commitments when the contingencies are met and therefore, the Funds must have funds sufficient to cover their obligation. Commitments are marked to market daily and the unrealized gain or loss is shown as a separate line item called unrealized gain or loss on unfunded commitments on the statements of assets and liabilities and included in the net change in unrealized appreciation/(depreciation) of investments on the statements of operations, as applicable. As of period end, the commitments are typically categorized as Level 2 within the disclosure hierarchy. As of June 30, 2023, the Funds had no unfunded commitments in connection with PIPEs.
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2023 (unaudited)

Rebates. Subject to best execution, the Funds may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the Funds in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.
Repurchase Agreements. The Funds may invest in repurchase agreements that are fully collateralized, typically by U.S. government or U.S.
government agency securities. It is the Fund's policy that the counterparties’ custodian takes possession of the underlying collateral securities.
The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the Funds could experience delays in the realization of the collateral.
Restricted Securities. Certain of the Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.
Securities Lending. As footnoted in the schedules of investments, certain of the Funds may lend portfolio securities to approved brokerage firms to earn additional income. The Funds receive collateral, in the form of cash, against the loaned securities. During the period of the loan, the borrower must maintain collateral in an amount not less than 102% of the market value of the domestic and foreign fixed income loaned securities and 105% of the market value of the foreign equity loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The transactions are accounted for as secured borrowings and the remaining contractual maturity is overnight and continuous for all securities. The cash collateral received is usually invested in an SEC-registered money market mutual fund and the Funds could realize a loss on such investments. Further, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. Securities lending income, net of related fees, is shown on the statements of operations.
Senior Floating Rate Interests. The Funds may invest in senior floating rate interests (bank loans). Senior floating rate interests typically hold the most senior position in the capital structure of a business entity (the “Borrower”), and are secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Borrowers of senior floating rate interests are typically rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.
Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank, LIBOR, SOFR, or a similar reference rate.
Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the schedules of investments.
In connection with the senior floating rate interests, the Funds may also enter into unfunded loan commitments. All or a portion of the loan commitments may be unfunded. The Funds are obligated to fund these loan commitments at the Borrower’s discretion. Therefore, the Funds must have funds sufficient to cover their contractual obligation. Unfunded loan commitments are marked to market daily and the unrealized gain or loss is shown as a separate line item called unrealized gain or loss on unfunded commitments on the statements of assets and liabilities and included in the net change in unrealized appreciation/(depreciation) of investments on the statements of operations, as applicable. As of period end, the unfunded loan commitments are categorized as Level 2 within the disclosure hierarchy. As of June 30, 2023 , the Funds had no unfunded loan commitments.
Short Sales. Certain of the Funds may enter into short sales transactions. A short sale is a transaction in which a fund sells a security it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market price of the security. The fund must borrow the security sold short and deliver it to the broker dealer which made the short sale. A security sold in a short sale transaction and the interest or dividend payable on the security if any, is reflected as a liability on the statements of assets and liabilities. The fund is obligated to pay any interest or dividends received on the borrowed securities. Interest accrued and dividends declared on short positions are recorded as an expense and, if
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2023 (unaudited)

any, appear as dividends and interest on shorts on the statements of operations. A fund is obligated to deliver the security at the market price at the time the short position is closed. Possible losses from short sales may be unlimited.
The fund is required to pledge cash or securities to the broker as collateral for securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with the broker for collateral is included in deposits with counterparty on the statements of assets and liabilities and securities segregated as collateral are footnoted in the schedules of investments. The fund may pay broker’s fees on the borrowed securities and may also pay a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. These fees would be included as short sale fees on the statements of operations. None of the Funds entered into short sales transactions during the period ended June 30, 2023 .
Swap Agreements. Certain of the Funds invested in swap agreements during the period. Swap agreements are negotiated agreements between a fund and a counterparty to exchange a series of cash flows at specified intervals based upon, or calculated by reference to, changes in specified prices or rates for a specified amount of an underlying asset. A fund may enter into credit default, interest rate, or total return swap agreements to manage its exposure to credit, interest rate, or market risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/
insolvency.
Swap agreements are valued through a pricing service or using procedures established and periodically reviewed by the Fund’s Board of Directors.
Centrally cleared swaps are valued using the last traded price from the primary trading exchange. OTC swaps are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Changes in value are recorded as unrealized gain or loss which is included as a component of total distributable earnings (accumulated loss) on the statements of assets and liabilities.
Upon termination of swap agreements, the Funds recognize a realized gain or loss. Net periodic payments to be received or paid are accrued daily and are recorded in the statements of operations as realized gains or losses.
Payments received or made at the beginning of the measurement period are reflected as such on the statements of assets and liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, interest rates, and other relevant factors). These upfront payments are amortized daily over the term of the swap agreement as realized gains or losses on the statements of operations.
Notional principal amounts are used to express the extent of involvement in these agreements. Risks may exceed amounts shown on the statements of assets and liabilities. These risks include changes in the returns of the underlying instruments, unfavorable interest rate fluctuation, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and the possible lack of liquidity with respect to the swap agreements.
The Funds and any counterparty are required to maintain an agreement that requires the Funds and that counterparty to monitor the net fair value of all derivative transactions entered into pursuant to the contract between the Funds and such counterparty. If the net fair value of such derivatives transactions between the Funds and that counterparty exceeds a certain threshold (as defined in the agreement), the Funds or the counterparty are required to post cash and/or securities as collateral. Fair values of derivatives transactions presented in the financial statements are not netted with the fair values of other derivatives transactions or with any collateral amounts posted by the Funds or any counterparty.
Credit default swaps involve commitments to pay a fixed rate at a predetermined frequency in exchange for a lump sum payment if a “credit event”, as defined in the agreement, affecting a third party occurs. Credit events may include a failure to pay interest, bankruptcy, restructuring, or other event as defined in the agreement. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of a credit event. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of a credit event. As the seller of credit protection, a fund would add leverage to its portfolio because, in addition to its total net assets, a fund would be subject to investment exposure on the notional amount of the swap.
If a fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i)
pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
If a fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a fund will either (i)
receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2023 (unaudited)

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.
For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30, 2023 for which a fund is the seller of protection are disclosed in the footnotes to the schedules of investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a fund for the same referenced entity or entities.
Interest rate swaps involve the commitment to exchange fixed or floating rate cash flows based on changes in the value of a specific reference rate.
Certain collateral amounts relate to exchange cleared swaps which are not subject to Master Netting Agreements with counterparties.
To Be Announced Securities. The Funds may trade portfolio securities on a TBA or when-issued basis. In a TBA or when-issued transaction, the Funds commit to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the Funds, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities.
Underlying Funds. The performance and risks of each Principal LifeTime Fund, each SAM Portfolio, Diversified Balanced Account, Diversified
Balanced Volatility Control Account, Diversified Balanced Managed Volatility Account, Diversified Growth Account, Diversified Growth
Managed Volatility Account, Diversified Growth Volatility Control Account, and Diversified Income Account (singly, “a fund of funds” and collectively, “the funds of funds”) directly corresponds to the performance and risks of the Underlying Funds in which the fund of funds invests.
By investing in many Underlying Funds, the funds of funds have partial exposure to the risks of many different areas of the market. The more a fund of funds allocates to stock funds, the greater the expected risk.
An underlying fund to a fund of funds may experience relatively large redemptions or purchases as the fund of funds periodically reallocates or rebalances its assets. These transactions may accelerate the realization of taxable income if sales of portfolio securities result in gains and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an underlying fund, the loss of assets to the underlying fund could result in increased expense ratios for that fund.
The Manager is the advisor to the Fund, Principal Funds, Inc., Principal Exchange-Traded Funds, and other asset allocation programs. The
Manager is committed to minimizing the potential impact of underlying fund risk to the extent consistent with pursuing the investment objectives of the funds of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds. Shareholder reports for Principal Funds, Inc. and Principal Exchange-Traded Funds can be found at www.PrincipalAM.com.
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2023 (unaudited)

As of June 30, 2023, series of the Fund owned the following percentages, in the aggregate, of the outstanding shares of the Funds listed below:
U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government or its agencies. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities such as treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”) are supported by the full faith and credit of the U.S. Government. Other securities, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury. Still other securities, such as those of the Federal National Mortgage Association (“FNMA”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.
Government related guarantors (those not backed by the full faith and credit of the U.S. Government) include the FNMA and the Federal Home
Loan Mortgage Corporation (“FHLMC”). The FNMA is a government sponsored corporation, the common stock of which is owned entirely by private stockholders. The FNMA purchases conventional residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by the FNMA are guaranteed as to the timely payment of principal and interest by the FNMA, but are not backed by the full faith and credit of the U.S. Government. The FHLMC issues participation certificates, which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. The FHLMC guarantees the timely payment of interest and ultimate collection of principal, but participation certificates are not backed by the full faith and credit of the U.S. Government.
Derivatives. The following tables provide information about where in the statements of assets and liabilities and statements of operations information about derivatives can be found (amounts in thousands):
Total Percentage of
Outstanding Shares Owned
Bond Market Index Account 98.66%
Equity Income Account 21.82
Government & High Quality Bond Account 16.38
LargeCap S&P 500 Index Account 77.27
LargeCap S&P 500 Managed Volatility Index Account 100.00
MidCap Account 4.76
Asset Derivatives June 30, 2023 Liability Derivatives June 30, 2023
Derivatives not accounted for
as hedging instruments Statement of Assets and Liabilities Location Fair Value Statement of Assets and Liabilities Location Fair Value
Core Plus Bond Account
Credit Contracts Receivables, Total distributable earnings (accumulated loss)
$ —
Payables, Total distributable earnings (accumulated loss)
$ 160
*
Interest Rate Contracts Receivables, Total distributable earnings (accumulated loss)
$ 18
*
Payables, Total distributable earnings (accumulated loss)
$ 251
*
Total
$ 18
*
$ 411
*
Government & High Quality Bond Account
Interest Rate Contracts Receivables, Total distributable earnings (accumulated loss)
$ 104
*
Payables, Total distributable earnings (accumulated loss)
$ 36
*
LargeCap Growth Account I
Equity Contracts Receivables, Total distributable earnings (accumulated loss)
$ 125
*
Payables, Total distributable earnings (accumulated loss)
$ —
LargeCap S&P 500 Index Account
Equity Contracts Receivables, Total distributable earnings (accumulated loss)
$ 594
*
Payables, Total distributable earnings (accumulated loss)
$ —
LargeCap S&P 500 Managed Volatility Index Account
Equity Contracts Receivables, Total distributable earnings (accumulated loss)
$ 364
*
Payables, Total distributable earnings (accumulated loss)
$ 107
Short-Term Income Account
Interest Rate Contracts Receivables, Total distributable earnings (accumulated loss)
$ —
Payables, Total distributable earnings (accumulated loss)
$ 151
*
U.S. LargeCap Buffer April Account
Equity Contracts Receivables, Total distributable earnings (accumulated loss)
$ 8,326
Payables, Total distributable earnings (accumulated loss)
$ 1,629
U.S. LargeCap Buffer January Account
Equity Contracts Receivables, Total distributable earnings (accumulated loss)
$ 2,430
Payables, Total distributable earnings (accumulated loss)
$ 496
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2023 (unaudited)

Asset Derivatives June 30, 2023 Liability Derivatives June 30, 2023
Derivatives not accounted for
as hedging instruments Statement of Assets and Liabilities Location Fair Value Statement of Assets and Liabilities Location Fair Value
U.S. LargeCap Buffer July Account
Equity Contracts Receivables, Total distributable earnings (accumulated loss)
$ 4,211
Payables, Total distributable earnings (accumulated loss)
$ 801
U.S. LargeCap Buffer October Account
Equity Contracts Receivables, Total distributable earnings (accumulated loss)
$ 2,360
Payables, Total distributable earnings (accumulated loss)
$ 547
*
Includes cumulative unrealized appreciation/depreciation of exchange traded swaps and futures contracts as shown in the schedules of investments. Only the portion of the unrealized appreciation/depreciation not yet cash settled is shown in the statements of assets and liabilities as variation margin.
Derivatives not accounted for
as hedging instruments
Location of Gain or (Loss) on Derivatives
Recognized in Statement of Operations
Net Realized Gain or (Loss) on
Derivatives Recognized in Statement of
Operations
Net Change in Unrealized Appreciation/
(Depreciation) of Derivatives Recognized
in Statement of  Operations
Core Plus Bond Account
Credit Contracts
Swap agreements
$ (860) $ 4
Interest Rate Contracts
Futures contracts
$ (480) $ (218)
Total $ (1,340) $ (214)
Government & High Quality Bond Account
Interest Rate Contracts
Futures contracts
$ 75 $ 95
LargeCap Growth Account I
Equity Contracts
Futures contracts
$ 346 $ 166
LargeCap S&P 500 Index Account
Equity Contracts
Futures contracts
$ 2,711 $ 2,872
LargeCap S&P 500 Managed Volatility Index Account
Equity Contracts
Investment transactions/Investments*
$ (5,589) $ (254)
Futures contracts
$ 275 $ 143
Options and swaptions
$ 3,507 $ (11)
Total $ (1,807) $ (122)
Short-Term Income Account
Interest Rate Contracts
Futures contracts
$ (84) $ (144)
U.S. LargeCap Buffer April Account
Equity Contracts
Investment transactions/Investments*
$ (302) $ (1,385)
Options and swaptions
$ 165 $ 801
Total $ (137) $ (584)
U.S. LargeCap Buffer January Account
Equity Contracts
Investment transactions/Investments*
$ (648) $ (448)
Options and swaptions
$ 445 $ 274
Total $ (203) $ (174)
U.S. LargeCap Buffer July Account
Equity Contracts
Investment transactions/Investments*
$ (1,536) $ 774
Options and swaptions
$ 1,245 $ (864)
Total $ (291) $ (90)
U.S. LargeCap Buffer October Account
Equity Contracts
Investment transactions/Investments*
$ (225) $ (142)
Options and swaptions
$ 142 $ (2)
Total $ (83) $ (144)
*Investment transactions includes purchased options and/or purchased swaptions .
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2023 (unaudited)

The following table includes a summary of the average quarterly outstanding notional by derivative instrument type for the period ended June
30, 2023 (amounts in thousands):
4. Fair Valuation
Fair value is defined as the price that the Funds would receive upon selling a security or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the fund's own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
● Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. Investments which are generally included in this category include listed equities and exchange-traded derivatives.
● Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.). Investments which are generally included in this category include certain foreign equities, corporate bonds, senior floating rate interests, municipal bonds, OTC derivatives, exchange cleared derivatives, and U.S. Government and Government Agency Obligations.
Contract Type Derivative Type Average Notional
Core Plus Bond Account
Credit Contracts Exchange Cleared Credit Default Swaps - Buy Protection $ 15,758
Interest Rate Contracts Futures - Long 11,311
Futures - Short 4,323
Diversified Growth Volatility Control Account
Equity Contracts Futures - Short 4,322
Government & High Quality Bond Account
Interest Rate Contracts Futures - Long 12,265
Futures - Short 7,396
LargeCap Growth Account I
Equity Contracts Futures - Long 3,016
LargeCap S&P 500 Index Account
Equity Contracts Futures - Long 59,289
LargeCap S&P 500 Managed Volatility Index Account
Equity Contracts Futures - Long 3,235
Purchased Options 23
Written Options 23
Short-Term Income Account
Interest Rate Contracts Futures - Long 5,510
U.S. LargeCap Buffer April Account
Equity Contracts Purchased Options 107
Written Options 122
U.S. LargeCap Buffer January Account
Equity Contracts Purchased Options 64
Written Options 73
U.S. LargeCap Buffer July Account
Equity Contracts Purchased Options 72
Written Options 84
U.S. LargeCap Buffer October Account
Equity Contracts Purchased Options 49
Written Options 54
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2023 (unaudited)

● Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain common stocks, convertible preferred stocks, corporate bonds, preferred stocks or senior floating rate interests.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Funds' own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date, when available.
Investments which are included in the Level 3 category may be valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as: yield to maturity, EBITDA multiples, discount rates, available cash, or direct offering price. Significant increases in yield to maturity, EBITDA multiples, available cash, or direct offering price would have resulted in significantly higher fair value measurements. A significant increases in discount rates would have resulted in a significantly lower fair value measurement.
Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.
The fair values of these securities are dependent on economic, political, and other considerations. The values of such securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, pandemics, accidents, conflicts, etc.).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.
The following is a summary of the inputs used as of June 30, 2023 in valuing the Funds' securities carried at fair value (amounts in thousands):
Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Blue Chip Account
Common Stocks* $ 11,966 $ — $ — $ 11,966
Investment Companies 203 — — 203
Total investments in securities $ 12,169 $ — $ — $ 12,169
Bond Market Index Account
Bonds* — 702,861 — 702,861
Investment Companies 69,758 — — 69,758
Municipal Bonds* — 13,177 — 13,177
U.S. Government & Government Agency Obligations* — 1,653,422 — 1,653,422
Total investments in securities $ 69,758 $ 2,369,460 $ — $ 2,439,218
Core Plus Bond Account
Bonds* — 95,987 1 95,988
Investment Companies 8,084 — — 8,084
Senior Floating Rate Interests* — 1,347 — 1,347
U.S. Government & Government Agency Obligations* — 106,650 — 106,650
Total investments in securities $ 8,084 $ 203,984 $ 1 $ 212,069
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2023 (unaudited)

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Core Plus Bond Account (continued)
Derivative Assets
Interest Rate Contracts
Futures** $ 18 $ — $ — $ 18
Derivative Liabilities
Credit Contracts
Exchange Cleared Credit Default Swaps** — (160) — (160)
Interest Rate Contracts
Futures** (251) — — (251)
Diversified Balanced Account
Investment Companies 760,875 — — 760,875
Total investments in securities $ 760,875 $ — $ — $ 760,875
Diversified Balanced Managed Volatility Account
Investment Companies 142,830 — — 142,830
Total investments in securities $ 142,830 $ — $ — $ 142,830
Diversified Balanced Volatility Control Account
Investment Companies 228,919 — — 228,919
Total investments in securities $ 228,919 $ — $ — $ 228,919
Diversified Growth Account
Investment Companies 3,148,565 — — 3,148,565
Total investments in securities $ 3,148,565 $ — $ — $ 3,148,565
Diversified Growth Managed Volatility Account
Investment Companies 300,406 — — 300,406
Total investments in securities $ 300,406 $ — $ — $ 300,406
Diversified Growth Volatility Control Account
Investment Companies 1,343,072 — — 1,343,072
Total investments in securities $ 1,343,072 $ — $ — $ 1,343,072
Diversified Income Account
Investment Companies 255,862 — — 255,862
Total investments in securities $ 255,862 $ — $ — $ 255,862
Diversified International Account
Common Stocks
Basic Materials 2,378 7,632 — 10,010
Communications 1,925 2,396 — 4,321
Consumer, Cyclical 11,023 31,254 — 42,277
Consumer, Non-cyclical 3,353 45,600 — 48,953
Energy 5,983 6,443 — 12,426
Financial 14,997 45,207 — 60,204
Industrial 7,105 30,472 — 37,577
Technology — 30,111 — 30,111
Utilities — 4,062 — 4,062
Investment Companies 4,192 — — 4,192
Total investments in securities $ 50,956 $ 203,177 $ — $ 254,133
Equity Income Account
Common Stocks* 627,436 — — 627,436
Investment Companies 18,929 — — 18,929
Total investments in securities $ 646,365 $ — $ — $ 646,365
Global Emerging Markets Account
Common Stocks
Basic Materials 1,113 1,354 — 2,467
Communications 1,260 8,425 — 9,685
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2023 (unaudited)

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Global Emerging Markets Account (continued)
Common Stocks (continued)
Consumer, Cyclical $ 1,431 $ 6,591 $ — $ 8,022
Consumer, Non-cyclical 1,517 7,221 — 8,738
Energy 751 3,691 — 4,442
Financial 2,184 10,886 — 13,070
Industrial 1,095 5,243 — 6,338
Technology 1,071 12,688 — 13,759
Utilities — 500 — 500
Investment Companies 1,056 — — 1,056
Preferred Stocks
Consumer, Cyclical — 293 — 293
Financial — 13 — 13
Total investments in securities $ 11,478 $ 56,905 $ — $ 68,383
Government & High Quality Bond Account
Bonds* — 12,512 — 12,512
Investment Companies 2,558 — — 2,558
U.S. Government & Government Agency Obligations* — 125,842 — 125,842
Total investments in securities $ 2,558 $ 138,354 $ — $ 140,912
Derivative Assets
Interest Rate Contracts
Futures** 104 — — 104
Derivative Liabilities
Interest Rate Contracts
Futures** (36) — — (36)
LargeCap Growth Account I
Common Stocks
Basic Materials 416 — — 416
Communications 95,258 — — 95,258
Consumer, Cyclical 31,086 — — 31,086
Consumer, Non-cyclical 128,390 — — 128,390
Energy 417 — — 417
Financial 40,307 — — 40,307
Industrial 22,582 — — 22,582
Technology 206,594 — 123 206,717
Utilities 37 — — 37
Convertible Preferred Stocks
Basic Materials — — 100 100
Consumer, Cyclical — — 95 95
Technology — — 293 293
Investment Companies 15,907 — — 15,907
Total investments in securities $ 540,994 $ — $ 611 $ 541,605
Derivative Assets
Equity Contracts
Futures** 125 — — 125
LargeCap S&P 500 Index Account
Common Stocks* 2,704,400 — — 2,704,400
Investment Companies 61,468 — — 61,468
Total investments in securities $ 2,765,868 $ — $ — $ 2,765,868
Derivative Assets
Equity Contracts
Futures** 594 — — 594
LargeCap S&P 500 Managed Volatility Index Account
Common Stocks* 174,647 — — 174,647
Investment Companies 12,148 — — 12,148
Purchased Options — 266 — 266
Total investments in securities $ 186,795 $ 266 $ — $ 187,061
Derivative Assets
Equity Contracts
Futures** 98 — — 98
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2023 (unaudited)

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
LargeCap S&P 500 Managed Volatility Index Account (continued)
Equity Contracts (continued)
Derivative Liabilities
Equity Contracts
Written Options $ — $ (107) $ — $ (107)
MidCap Account
Common Stocks
Basic Materials 5,300 — — 5,300
Communications 22,239 — — 22,239
Consumer, Cyclical 166,886 — — 166,886
Consumer, Non-cyclical 62,764 — — 62,764
Financial 138,055 — — 138,055
Industrial 104,617 — — 104,617
Technology 72,543 — — 72,543
Utilities 20,031 — — 20,031
Investment Companies 1,364 — — 1,364
Total investments in securities $ 593,799 $ — $ — $ 593,799
Principal Capital Appreciation Account
Common Stocks
Basic Materials 4,120 — — 4,120
Communications 21,699 — — 21,699
Consumer, Cyclical 18,515 — — 18,515
Consumer, Non-cyclical 29,751 — — 29,751
Energy 7,515 — — 7,515
Financial 26,283 — — 26,283
Industrial 12,105 1,152 — 13,257
Technology 43,220 — — 43,220
Utilities 5,049 — — 5,049
Investment Companies 4,229 — — 4,229
Total investments in securities $ 172,486 $ 1,152 $ — $ 173,638
Principal LifeTime 2020 Account
Investment Companies 151,099 — — 151,099
Total investments in securities $ 151,099 $ — $ — $ 151,099
Principal LifeTime 2030 Account
Investment Companies 253,407 — — 253,407
Total investments in securities $ 253,407 $ — $ — $ 253,407
Principal LifeTime 2040 Account
Investment Companies 133,214 — — 133,214
Total investments in securities $ 133,214 $ — $ — $ 133,214
Principal LifeTime 2050 Account
Investment Companies 64,018 — — 64,018
Total investments in securities $ 64,018 $ — $ — $ 64,018
Principal LifeTime 2060 Account
Investment Companies 17,448 — — 17,448
Total investments in securities $ 17,448 $ — $ — $ 17,448
Principal LifeTime Strategic Income Account
Investment Companies 55,707 — — 55,707
Total investments in securities $ 55,707 $ — $ — $ 55,707
Real Estate Securities Account
Common Stocks* 133,639 — — 133,639
Investment Companies 537 — — 537
Total investments in securities $ 134,176 $ — $ — $ 134,176
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2023 (unaudited)

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
SAM Balanced Portfolio
Investment Companies $ 584,844 $ — $ — $ 584,844
Total investments in securities $ 584,844 $ — $ — $ 584,844
SAM Conservative Balanced Portfolio
Investment Companies 163,396 — — 163,396
Total investments in securities $ 163,396 $ — $ — $ 163,396
SAM Conservative Growth Portfolio
Investment Companies 374,830 — — 374,830
Total investments in securities $ 374,830 $ — $ — $ 374,830
SAM Flexible Income Portfolio
Investment Companies 140,726 — — 140,726
Total investments in securities $ 140,726 $ — $ — $ 140,726
SAM Strategic Growth Portfolio
Investment Companies 377,761 — — 377,761
Total investments in securities $ 377,761 $ — $ — $ 377,761
Short-Term Income Account
Bonds* — 119,680 — 119,680
Investment Companies 4,313 — — 4,313
U.S. Government & Government Agency Obligations* — 13,574 — 13,574
Total investments in securities $ 4,313 $ 133,254 $ — $ 137,567
Derivative Liabilities
Interest Rate Contracts
Futures** (151) — — (151)
SmallCap Account
Common Stocks* 171,310 — — 171,310
Investment Companies 5,329 — — 5,329
Total investments in securities $ 176,639 $ — $ — $ 176,639
U.S. LargeCap Buffer April Account
Investment Companies 50,486 — — 50,486
Purchased Options — 8,326 — 8,326
Total investments in securities $ 50,486 $ 8,326 $ — $ 58,812
Derivative Liabilities
Equity Contracts
Written Options — (1,629) — (1,629)
U.S. LargeCap Buffer January Account
Investment Companies 14,390 — — 14,390
Purchased Options — 2,430 — 2,430
Total investments in securities $ 14,390 $ 2,430 $ — $ 16,820
Derivative Liabilities
Equity Contracts
Written Options — (496) — (496)
U.S. LargeCap Buffer July Account
Investment Companies 22,501 — — 22,501
Purchased Options — 4,211 — 4,211
Total investments in securities $ 22,501 $ 4,211 $ — $ 26,712
Derivative Liabilities
Equity Contracts
Written Options — (801) — (801)
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2023 (unaudited)

*For additional detail regarding sector and/or sub-industry classifications, please see the schedules of investments.
**Exchange cleared swaps and futures are presented at the unrealized appreciation/(depreciation) of the instrument.
At the end of the period, there were no Funds which had a significant Level 3 balance. During the period, there were no significant purchases, sales, or transfers into or out of Level 3.
5. Management Agreement and Transactions with Affiliates
Management Services. The Funds have agreed to pay management and investment advisory fees to the Manager computed at an annual percentage rate of each of the Fund’s average daily net assets. A portion of the management fee is paid by the Manager to the sub-advisor of each of the Funds, some of which are affiliates of the Manager. The annual rate paid by the SAM Portfolios is based upon the aggregate average daily net assets (“aggregate net assets”) of the SAM Portfolios. The management and investment advisory fees schedule for the SAM Portfolios is
.25% of aggregate net assets up to the first $1 billion and .20% of aggregate net assets over $1 billion. The Principal LifeTime Funds do not pay management and investment advisory fees. The annual rates used in this calculation for each of the other Funds are as follows:
Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
U.S. LargeCap Buffer October Account
Investment Companies $ 14,376 $ — $ — $ 14,376
Purchased Options — 2,360 — 2,360
Total investments in securities $ 14,376 $ 2,360 $ — $ 16,736
Derivative Liabilities
Equity Contracts
Written Options — (547) — (547)
Net Assets of Fund (in millions)
First $100 Next $100 Next $100 Next $100 Thereafter
Core Plus Bond Account .50% .45% .40% .35% .30%
Government & High Quality Bond Account .50 .48 .46 .45 .44
LargeCap Growth Account I .80 .75 .70 .65 .60
Real Estate Securities Account .79 .77 .73 .70 .68
SmallCap Account .85 .80 .75 .70 .65
Net Assets of Fund (in millions)
First $100 Next $100 Next $100 Next $100 Next $300 Next $300 Thereafter
Equity Income Account .60% .55% .50% .45% .40% .39% .38%
MidCap Account .65 .60 .55 .50 .45 .44 .43
Net Assets of Fund (in millions)
First $250 Next $250 Next $250 Next $250 Thereafter
Diversified International Account .85% .80% .75% .70% .65%
Global Emerging Markets Account 1.00 .98 .96 .95 .90
Net Assets of Fund (in millions)
First $500 Over $500
Blue Chip Account .60% .55%
Principal Capital Appreciation Account .625 .500
Short-Term Income Account .40 .39
Net Assets of Fund (in billions)
First $3 Over $3
LargeCap S&P 500 Index Account .20% .18%
All Net Assets
Bond Market Index Account .14%
Diversified Balanced Account .05
Diversified Balanced Managed Volatility Account .05
Diversified Balanced Volatility Control Account .12
Diversified Growth Account .05
Diversified Growth Managed Volatility Account .05
Diversified Growth Volatility Control Account .12
Diversified Income Account .05
LargeCap S&P 500 Managed Volatility Index Account .35
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2023 (unaudited)

The Manager has contractually agreed to waive certain of the Funds' management and investment advisory fees. The expense waiver will reduce the fund's management and investment advisory fees. The waivers are expressed as a percentage of average daily net assets on an annualized basis during the reporting period. The waivers are as follows:
The Manager has contractually agreed to limit the expenses (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses) for certain classes of shares of certain of the Funds.
The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The expenses borne by the Manager are subject to reimbursement by the Funds through the fiscal year end, provided no reimbursement will be made if it would result in the Funds exceeding the total operating expense limits. Any amounts outstanding at the end of the period are shown as an expense reimbursement from Manager or expense reimbursement to Manager on the statements of assets and liabilities. The operating expense limits are as follows:
* Period from March 29, 2023 (date operations commenced) to June 30, 2023.
Distribution Fees. Class 2 and Class 3 shares of the Funds bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to Class 2 and Class 3 shares of each of the Funds. Distribution fees are paid to Principal Funds Distributor, Inc. (an affiliate of the Manager), the principal distributor of the Funds. A portion of the distribution fees may be paid to other selling dealers for providing certain services. The annual distribution fee rate is .25%.
Administrative Service Fees. Class 3 shares of the Funds bear administrative service fees. The fee is computed at an annual rate of the average daily net assets attributable to Class 3 shares of each of the Funds. Administration service fees are paid to Principal Shareholder Services, Inc. (an affiliate of the Manager), the principal administrator of the Funds. The annual administrative service fee rate is .15%.
Chief Compliance Officer Expenses. The Funds pay certain expenses associated with the Chief Compliance Officer (“CCO”). This expense is allocated among the registered investment companies managed by the Manager based on the relative net assets of each fund and is shown on the statements of operations.
Affiliated Ownership. At June 30, 2023, the Manager, Principal National Life Insurance Company (an affiliate of the Manager), Principal Life
Insurance Company (an affiliate of the Manager), Principal Financial Services, Inc. (an affiliate of the Manager) and/or one or more separate accounts sponsored by Principal Life Insurance Company owned shares of the Funds as follows (amounts in thousands):
All Net Assets
U.S. LargeCap Buffer January Account .69
U.S. LargeCap Buffer April Account .69
U.S. LargeCap Buffer July Account .69
U.S. LargeCap Buffer October Account .69
Period from January 1, 2023 through June 30, 2023
Expiration
LargeCap Growth Account I .016% April 30, 2024
Period from January 1, 2023 through June 30, 2023
Class 1 Class 2 Class 3 Expiration
Blue Chip Account N/A N/A 1.05% April 30, 2024
Diversified Balanced Managed Volatility Account N/A .31% N/A April 30, 2024
Global Emerging Markets Account 1.20% N/A N/A April 30, 2023
LargeCap Growth Account I .69 N/A N/A April 30, 2024
U.S. LargeCap Buffer January Account N/A .95 N/A April 30, 2024
U.S. LargeCap Buffer April Account N/A .95* N/A April 30, 2024
U.S. LargeCap Buffer July Account N/A .95 N/A April 30, 2024
U.S. LargeCap Buffer October Account N/A .95 N/A April 30, 2024
Class 1 Class 2 Class 3
Blue Chip Account N/A N/A 996
Bond Market Index Account 3,038 N/A N/A
Core Plus Bond Account 19,856 N/A N/A
Diversified Balanced Account 2,327 50,016 1
Diversified Balanced Managed Volatility Account N/A 12,063 1
Diversified Balanced Volatility Control Account N/A 20,129 1
Diversified Growth Account N/A 178,953 1
Diversified Growth Managed Volatility Account N/A 23,750 1
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2023 (unaudited)

6. Investment Transactions
For the period ended June 30, 2023, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments, return of capital, and U.S. government securities) by the Funds were as follows (amounts in thousands):
Class 1 Class 2 Class 3
Diversified Growth Volatility Control Account N/A 110,995 1
Diversified Income Account N/A 20,322 —
Diversified International Account 16,859 N/A N/A
Equity Income Account 11,704 553 —
Global Emerging Markets Account 4,863 N/A N/A
Government & High Quality Bond Account 12,296 N/A N/A
LargeCap Growth Account I 13,822 N/A N/A
LargeCap S&P 500 Index Account 27,067 2,339 N/A
MidCap Account 8,759 295 N/A
Principal Capital Appreciation Account 3,238 395 N/A
Principal LifeTime 2020 Account 12,346 N/A N/A
Principal LifeTime 2030 Account 19,613 N/A N/A
Principal LifeTime 2040 Account 8,038 N/A N/A
Principal LifeTime 2050 Account 4,061 N/A N/A
Principal LifeTime 2060 Account 1,107 N/A N/A
Principal LifeTime Strategic Income Account 5,298 N/A N/A
Real Estate Securities Account 7,039 542 N/A
SAM Balanced Portfolio 30,630 2,872 N/A
SAM Conservative Balanced Portfolio 12,152 1,408 N/A
SAM Conservative Growth Portfolio 9,211 1,431 N/A
SAM Flexible Income Portfolio 9,718 2,514 N/A
SAM Strategic Growth Portfolio 8,298 838 N/A
Short-Term Income Account 55,847 N/A N/A
SmallCap Account 11,247 338 N/A
U.S. LargeCap Buffer April Account N/A 6,255 N/A
U.S. LargeCap Buffer January Account N/A 1,624 N/A
U.S. LargeCap Buffer July Account N/A 1,319 N/A
U.S. LargeCap Buffer October Account N/A 1,412 N/A
Purchases Sales
Blue Chip Account $ 1,761 $ 412
Bond Market Index Account 303,664 272,520
Core Plus Bond Account 96,045 100,097
Diversified Balanced Account 45,325 94,625
Diversified Balanced Managed Volatility Account 10,027 19,079
Diversified Balanced Volatility Control Account 83,586 55,761
Diversified Growth Account 178,841 379,487
Diversified Growth Managed Volatility Account 18,804 37,791
Diversified Growth Volatility Control Account 567,366 366,881
Diversified Income Account 17,446 32,257
Diversified International Account 50,295 61,368
Equity Income Account 54,122 113,818
Global Emerging Markets Account 12,157 15,651
Government & High Quality Bond Account 65,607 80,145
LargeCap Growth Account I 91,086 108,696
LargeCap S&P 500 Index Account 17,436 161,634
LargeCap S&P 500 Managed Volatility Index Account 3,665 22,203
MidCap Account 18,964 99,583
Principal Capital Appreciation Account 37,483 39,201
Principal LifeTime 2020 Account 11,391 20,306
Principal LifeTime 2030 Account 27,948 20,095
Principal LifeTime 2040 Account 20,054 17,195
Principal LifeTime 2050 Account 9,292 9,006
Principal LifeTime 2060 Account 2,977 2,482
Principal LifeTime Strategic Income Account 2,244 5,570
Real Estate Securities Account 6,458 9,685
SAM Balanced Portfolio 95,048 129,768
SAM Conservative Balanced Portfolio 28,757 36,915
SAM Conservative Growth Portfolio 61,126 75,993
SAM Flexible Income Portfolio 19,081 26,697
SAM Strategic Growth Portfolio 65,911 72,499
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2023 (unaudited)

For the period ended June 30, 2023, the cost of U.S. government securities purchased and proceeds from U.S. government securities sold (not including short-term investments) by the Funds were as follows (amounts in thousands):
7. Federal Tax Information
Distributions to Shareholders. The federal income tax character of distributions paid for the periods ended June 30, 2023 and December 31,
2022 were as follows (amounts in thousands):
*The Funds designate these distributions as long-term capital gain dividends per Internal Revenue Code Sec. 852 (b)(3)(C) in the 20-percent group (which may be taxed at a
20-percent rate, a 15-percent rate or a 0-percent rate, depending on the shareholder’s taxable income).
**Unrecaptured Section 1250 gains are gains from the sale of depreciable property that are subject to a maximum tax rate of 25%.
Certain Funds may also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.
Purchases Sales
Short-Term Income Account $ 19,413 $ 17,938
SmallCap Account 23,341 33,487
U.S. LargeCap Buffer April Account 55,801 9,747
U.S. LargeCap Buffer January Account 7,808 19,204
U.S. LargeCap Buffer July Account 10,941 14,062
U.S. LargeCap Buffer October Account 448 4,062
Purchases Sales
Bond Market Index Account $ 397,043 $ 329,472
Core Plus Bond Account 46,815 41,593
Government & High Quality Bond Account 43,995 44,718
Short-Term Income Account 7,001 9,114
Ordinary Income
Long-Term Capital
Gain* Section 1250 Gain**
2023 2022 2023 2022 2023 2022
Blue Chip Account $ — $ — $ — $ 13 $ — $ —
Bond Market Index Account — 53,039 — 2,296 — —
Core Plus Bond Account — 6,363 — 2,263 — —
Diversified Balanced Account — 20,659 — 71,158 — —
Diversified Balanced Managed Volatility Account — 4,380 — 11,500 — —
Diversified Balanced Volatility Control Account — 11,938 — 4,212 — —
Diversified Growth Account — 82,184 — 276,364 — —
Diversified Growth Managed Volatility Account — 9,755 — 25,974 — —
Diversified Growth Volatility Control Account — 67,136 — 33,793 — —
Diversified Income Account — 7,318 — 12,540 — —
Diversified International Account — 6,558 — 23,295 — —
Equity Income Account — 29,946 — 60,496 — —
Global Emerging Markets Account — 2,586 — 5,557 — —
Government & High Quality Bond Account — 2,203 — — — —
LargeCap Growth Account I — 6,213 — 53,723 — —
LargeCap S&P 500 Index Account — 41,050 — 282,840 — —
LargeCap S&P 500 Managed Volatility Index Account — 2,043 — 19,424 — —
MidCap Account — 1,775 — 63,099 — —
Principal Capital Appreciation Account — 5,170 — 15,525 — —
Principal LifeTime 2020 Account — 6,678 — 10,079 — —
Principal LifeTime 2030 Account — 8,467 — 14,343 — —
Principal LifeTime 2040 Account — 4,161 — 8,140 — —
Principal LifeTime 2050 Account — 2,185 — 4,627 — —
Principal LifeTime 2060 Account — 518 — 1,126 — —
Principal LifeTime Strategic Income Account — 926 — 1,091 — —
Real Estate Securities Account — 2,788 — 9,374 — 271
SAM Balanced Portfolio — 21,423 — 74,882 — —
SAM Conservative Balanced Portfolio — 5,818 — 14,869 — —
SAM Conservative Growth Portfolio — 12,091 — 35,689 — —
SAM Flexible Income Portfolio — 6,580 — 10,409 — —
SAM Strategic Growth Portfolio — 9,751 — 36,153 — —
Short-Term Income Account — 1,615 — 199 — —
SmallCap Account — 6,073 — 26,187 — —
U.S. LargeCap Buffer July Account — 91 — — — —
U.S. LargeCap Buffer October Account — 39 — — — —
6. Investment Transactions (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2023 (unaudited)

For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Distributable Earnings. As of December 31, 2022, the components of total distributable earnings (accumulated loss) on a federal tax basis were as follows (amounts in thousands):
*Represents book-to-tax accounting differences.
Capital Loss Carryforwards. For federal income tax purposes, capital loss carryforwards are losses that can be used to offset future capital gains of the Funds. As of December 31, 2022, the Funds had approximate net capital loss carryforwards as follows (amounts in thousands):
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Losses
Net Unrealized
Appreciation
(Depreciation)
Other
Temporary
Differences
*
Total
Accumulated
Earnings
(Deficit)
Blue Chip Account $ — $ — $ (511) $ (1,868) $ — $ (2,379)
Bond Market Index Account 57,063 — (64,803) (298,749) — (306,489)
Core Plus Bond Account 5,691 — (12,004) (23,494) (10) (29,817)
Diversified Balanced Account 12,813 45,809 — 102,834 — 161,456
Diversified Balanced Managed Volatility Account 2,142 6,251 — 1,437 — 9,830
Diversified Balanced Volatility Control Account 2,934 1,785 — (18,205) (21) (13,507)
Diversified Growth Account 49,198 197,801 — 518,827 — 765,826
Diversified Growth Managed Volatility Account 4,087 17,109 — 14,312 — 35,508
Diversified Growth Volatility Control Account 16,061 20,319 — (79,904) (332) (43,856)
Diversified Income Account 4,711 9,737 — (824) — 13,624
Diversified International Account 2,725 — (3,536) 19,220 — 18,409
Equity Income Account 14,228 28,776 — 279,430 — 322,434
Global Emerging Markets Account 1,455 — (3,922) 801 — (1,666)
Government & High Quality Bond Account 2,867 — (18,300) (17,623) (14) (33,070)
LargeCap Growth Account I — 25,446 — 48,419 — 73,865
LargeCap S&P 500 Index Account 37,480 110,231 — 910,649 — 1,058,360
LargeCap S&P 500 Managed Volatility Index Account 2,246 10,487 — 60,350 (12,343) 60,740
MidCap Account — 13,916 — 165,775 — 179,691
Principal Capital Appreciation Account 1,321 10,885 — 62,181 — 74,387
Principal LifeTime 2020 Account 3,911 2,270 — (8,575) — (2,394)
Principal LifeTime 2030 Account 4,547 5,335 — (13,528) — (3,646)
Principal LifeTime 2040 Account 1,862 3,436 — (6,404) — (1,106)
Principal LifeTime 2050 Account 744 1,925 — (3,708) — (1,039)
Principal LifeTime 2060 Account 195 508 — (1,543) — (840)
Principal LifeTime Strategic Income Account 667 236 — (2,909) — (2,006)
Real Estate Securities Account 2,792 5,322 — 9,644 — 17,758
SAM Balanced Portfolio 13,322 24,360 — 11,816 — 49,498
SAM Conservative Balanced Portfolio 4,551 1,138 — (4,580) — 1,109
SAM Conservative Growth Portfolio 6,135 19,108 — 12,812 — 38,055
SAM Flexible Income Portfolio 4,525 — (4,243) (10,368) — (10,086)
SAM Strategic Growth Portfolio 4,835 13,605 — 7,408 — 25,848
Short-Term Income Account 2,437 — (1,198) (6,755) (6) (5,522)
SmallCap Account 510 — (709) 12,902 — 12,703
U.S. LargeCap Buffer January Account 4 — (41) (1) — (38)
U.S. LargeCap Buffer July Account 92 56 — (30) (2) 116
U.S. LargeCap Buffer October Account 446 — — 686 (13) 1,119
Short-Term Long-Term Total
Blue Chip Account $ 511 $ — $ 511
Bond Market Index Account 32,787 32,016 64,803
Core Plus Bond Account 6,614 5,390 12,004
Diversified International Account 3,536 — 3,536
Global Emerging Markets Account 1,790 2,132 3,922
Government & High Quality Bond Account 8,415 9,885 18,300
SAM Flexible Income Portfolio 1,674 2,569 4,243
Short-Term Income Account 888 310 1,198
SmallCap Account 709 — 709
U.S. LargeCap Buffer January Account 17 24 41
7. Federal Tax Information (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2023 (unaudited)

All of these capital losses were generated in taxable years beginning after the enactment date of the Regulated Investment Company Modernization
Act of 2010 on December 22, 2010, and will be carried forward with no expiration and with the character of the loss retained. For the year ended
December 31, 2022, the Funds did not utilize capital loss carryforwards.
Late-Year Losses. A regulated investment company may elect to treat any portion of its qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the fund's taxable year subsequent to October 31. For the taxable year ended December 31, 2022 , the Funds do not plan to defer any late-year losses.
Reclassification of Capital Accounts. The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Funds’ distributions may be shown in the accompanying statements of changes in net assets as from net investment income and net realized gain on investments or from tax return of capital depending on the type of book and tax differences that exist. For the year ended December 31, 2022, the Funds recorded reclassifications as follows (amounts in thousands):
Federal Income Tax Basis. As of June 30, 2023, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Funds were as follows (amounts in thousands):
Total Distributable Earnings
(Accumulated Loss)
Capital Shares and
Additional Paid-in-Capital
Blue Chip Account $ 27 $ (27)
Equity Income Account (9,345) 9,345
LargeCap Growth Account I 804 (804)
LargeCap S&P 500 Index Account (44,443) 44,443
LargeCap S&P 500 Managed Volatility Index Account (1,406) 1,406
MidCap Account (4,202) 4,202
Principal Capital Appreciation Account (2,789) 2,789
SmallCap Account (1) 1
U.S. LargeCap Buffer July Account 12 (12)
U.S. LargeCap Buffer October Account 9 (9)
Unrealized
Appreciation
Unrealized
(Depreciation)
Net Unrealized Appreciation/
(Depreciation)
Cost for Federal Income Tax
Purposes
Blue Chip Account $ 1,445 $ (1,223) $ 222 $ 11,947
Bond Market Index Account 2,963 (269,753) (266,790) 2,706,008
Core Plus Bond Account 649 (19,669) (19,020) 230,696
Diversified Balanced Account 196,032 (35,659) 160,373 600,502
Diversified Balanced Managed Volatility Account 20,134 (8,598) 11,536 131,294
Diversified Balanced Volatility Control Account 13,236 (16,046) (2,810) 231,729
Diversified Growth Account 929,509 (119,981) 809,528 2,339,037
Diversified Growth Managed Volatility Account 53,054 (13,432) 39,622 260,784
Diversified Growth Volatility Control Account 100,056 (67,935) 32,121 1,310,951
Diversified Income Account 35,512 (20,852) 14,660 241,202
Diversified International Account 50,470 (7,758) 42,712 211,421
Equity Income Account 302,161 (11,886) 290,275 356,090
Global Emerging Markets Account 13,023 (6,997) 6,026 62,357
Government & High Quality Bond Account 845 (15,483) (14,638) 155,618
LargeCap Growth Account I 172,708 (30,237) 142,471 399,259
LargeCap S&P 500 Index Account 1,316,802 (101,805) 1,214,997 1,551,465
LargeCap S&P 500 Managed Volatility Index Account 83,523 (7,370) 76,153 110,899
MidCap Account 227,421 (16,586) 210,835 382,964
Principal Capital Appreciation Account 83,835 (3,140) 80,695 92,943
Principal LifeTime 2020 Account 16,538 (17,259) (721) 151,820
Principal LifeTime 2030 Account 25,941 (21,594) 4,347 249,060
Principal LifeTime 2040 Account 14,393 (8,500) 5,893 127,321
Principal LifeTime 2050 Account 7,678 (4,520) 3,158 60,860
Principal LifeTime 2060 Account 1,427 (1,154) 273 17,175
Principal LifeTime Strategic Income Account 3,545 (7,100) (3,555) 59,262
Real Estate Securities Account 24,055 (11,723) 12,332 121,844
SAM Balanced Portfolio 92,866 (25,174) 67,692 517,152
SAM Conservative Balanced Portfolio 17,350 (9,274) 8,076 155,320
7. Federal Tax Information (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2023 (unaudited)

8. Subsequent Events
Management has evaluated events and transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements.  There were no items requiring adjustment of the financial statements or additional disclosure.
Unrealized
Appreciation
Unrealized
(Depreciation)
Net Unrealized Appreciation/
(Depreciation)
Cost for Federal Income Tax
Purposes
SAM Conservative Growth Portfolio $ 73,170 $ (12,370) $ 60,800 $ 314,030
SAM Flexible Income Portfolio 7,052 (9,424) (2,372) 143,098
SAM Strategic Growth Portfolio 65,193 (7,740) 57,453 320,308
Short-Term Income Account 117 (5,964) (5,847) 143,263
SmallCap Account 46,684 (24,059) 22,625 154,014
U.S. LargeCap Buffer April Account 5,447 (2,288) 3,159 54,024
U.S. LargeCap Buffer January Account 2,496 (934) 1,562 14,762
U.S. LargeCap Buffer July Account 1,385 (7) 1,378 24,533
U.S. LargeCap Buffer October Account 3,403 (1,153) 2,250 13,939
7. Federal Tax Information (continued)

Schedule of Investments
Blue Chip Account
June 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .68 % Shares Held Value (000's)
Money Market Funds - 1 .68%
Principal Government Money Market Fund - Class
R-6 5.01%
(a),(b)
203,253 $ 203
TOTAL INVESTMENT COMPANIES $ 203
COMMON STOCKS - 98 .99 % Shares Held Value (000's)
Aerospace & Defense - 5 .73%
HEICO Corp - Class A 426 $ 60
TransDigm Group Inc 708 633
$ 693
Chemicals - 2 .43%
Linde PLC 518 197
Sherwin-Williams Co/The 365 97
$ 294
Commercial Services - 8 .37%
CoStar Group Inc
(c)
3,770 336
Moody's Corp 1,128 392
S&P Global Inc 707 283
$ 1,011
Distribution & Wholesale - 2 .15%
Copart Inc
(c)
2,847 260
Diversified Financial Services - 12 .00%
Brookfield Asset Management Ltd 3,002 98
Charles Schwab Corp/The 3,456 196
Mastercard Inc 1,477 581
Visa Inc 2,428 576
$ 1,451
Healthcare - Products - 4 .73%
Danaher Corp 1,785 428
IDEXX Laboratories Inc
(c)
197 99
Intuitive Surgical Inc
(c)
127 44
$ 571
Insurance - 3 .30%
Progressive Corp/The 3,011 399
Internet - 16 .56%
Alphabet Inc - A Shares
(c)
1,137 136
Alphabet Inc - C Shares
(c)
4,925 596
Amazon.com Inc
(c)
6,881 897
Netflix Inc
(c)
847 373
$ 2,002
Lodging - 2 .46%
Hilton Worldwide Holdings Inc 2,038 297
Pharmaceuticals - 1 .90%
Zoetis Inc 1,333 230
Private Equity - 5 .89%
Brookfield Corp 14,818 499
KKR & Co Inc 3,814 213
$ 712
REITs - 3 .80%
American Tower Corp 2,228 432
SBA Communications Corp 118 27
$ 459
Retail - 3 .72%
CarMax Inc
(c)
1,079 90
Costco Wholesale Corp 207 112
O'Reilly Automotive Inc
(c)
260 248
$ 450
Semiconductors - 0 .73%
NVIDIA Corp 207 88
Software - 22 .36%
Adobe Inc
(c)
1,032 505
Intuit Inc 930 426
Microsoft Corp 4,300 1,464
Roper Technologies Inc 602 289
Salesforce Inc
(c)
89 19
$ 2,703
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation - 2 .86%
Union Pacific Corp 1,691 $ 346
TOTAL COMMON STOCKS $ 11,966
Total Investments $ 12,169
Other Assets and Liabilities -  (0.67)% (81)
TOTAL NET ASSETS - 100.00% $ 12,088
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Current yield shown is as of period end.
(c) Non-income producing security
Portfolio Summary
Sector Percent
Financial 24 .99%
Technology 23 .09%
Communications 16 .56%
Consumer, Non-cyclical 15 .00%
Industrial 8 .59%
Consumer, Cyclical 8 .33%
Basic Materials 2 .43%
Money Market Funds 1 .68%
Other Assets and Liabilities
( 0 .67 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
Blue Chip Account
June 30, 2023 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2022 Purchases Sales June 30, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.01% $ 194 $ 1,887 $ 1,878 $ 203
$ 194 $ 1,887 $ 1,878 $ 203
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.01% $ 3 $ — $ — $ —
$ 3 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
Bond Market Index Account
June 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .90 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .52%
iShares iBoxx $ Investment Grade Corporate Bond
ETF
115,000 $ 12,436
Money Market Funds - 2 .38%
BlackRock Liquidity FedFund - Institutional Class
5.00%
(a),(b)
2,581,515 2,582
Principal Government Money Market Fund - Class
R-6 5.01%
(a),(b),(c)
54,740,105 54,740
$ 57,322
TOTAL INVESTMENT COMPANIES $ 69,758
BONDS - 29 .27%
Principal
Amount (000's) Value (000's)
Advertising - 0 .03%
Interpublic Group of Cos Inc/The
2.40%, 03/01/2031 $ 190 $ 155
5.40%, 10/01/2048 300 279
Omnicom Group Inc
2.45%, 04/30/2030 160 134
2.60%, 08/01/2031 295 245
$ 813
Aerospace & Defense - 0 .46%
Boeing Co/The
2.75%, 02/01/2026 175 163
2.95%, 02/01/2030 170 148
3.25%, 02/01/2028 325 298
3.25%, 02/01/2035 170 138
3.63%, 02/01/2031 175 158
3.75%, 02/01/2050 235 176
3.95%, 08/01/2059 315 233
4.88%, 05/01/2025 620 611
5.04%, 05/01/2027 310 306
5.15%, 05/01/2030 310 307
5.71%, 05/01/2040 310 309
5.81%, 05/01/2050 505 503
5.88%, 02/15/2040 154 155
General Dynamics Corp
1.15%, 06/01/2026 195 176
2.25%, 06/01/2031 195 164
3.25%, 04/01/2025 80 77
3.50%, 04/01/2027 160 153
3.75%, 05/15/2028 300 287
4.25%, 04/01/2040 160 147
L3Harris Technologies Inc
1.80%, 01/15/2031 90 71
2.90%, 12/15/2029 60 52
3.83%, 04/27/2025 500 484
Lockheed Martin Corp
1.85%, 06/15/2030 55 46
3.55%, 01/15/2026 120 116
3.80%, 03/01/2045 375 316
3.90%, 06/15/2032 100 94
4.07%, 12/15/2042 47 42
4.09%, 09/15/2052 389 342
4.15%, 06/15/2053 100 88
4.70%, 05/15/2046 25 24
4.75%, 02/15/2034 150 150
4.95%, 10/15/2025 135 135
5.10%, 11/15/2027 150 153
5.25%, 01/15/2033 150 155
5.70%, 11/15/2054 150 167
Northrop Grumman Corp
3.20%, 02/01/2027 500 471
3.85%, 04/15/2045 500 407
4.03%, 10/15/2047 300 258
4.70%, 03/15/2033 150 147
4.95%, 03/15/2053 115 112
Raytheon Technologies Corp
1.90%, 09/01/2031 170 136
2.25%, 07/01/2030 160 135
2.38%, 03/15/2032 195 160
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Aerospace & Defense (continued)
Raytheon Technologies Corp   (continued)
2.82%, 09/01/2051 $ 175 $ 118
3.03%, 03/15/2052 195 137
3.50%, 03/15/2027 250 238
3.75%, 11/01/2046 30 24
4.05%, 05/04/2047 300 255
4.13%, 11/16/2028 435 419
4.15%, 05/15/2045 40 34
4.35%, 04/15/2047 40 35
4.50%, 06/01/2042 375 345
4.63%, 11/16/2048 210 196
4.88%, 10/15/2040 154 147
5.00%, 02/27/2026 110 110
5.15%, 02/27/2033 110 112
5.38%, 02/27/2053 85 88
$ 11,028
Agriculture - 0 .34%
Altria Group Inc
2.35%, 05/06/2025 160 151
2.45%, 02/04/2032 190 148
3.40%, 05/06/2030 325 287
3.70%, 02/04/2051 190 127
3.88%, 09/16/2046 60 42
4.00%, 02/04/2061 190 131
4.80%, 02/14/2029 63 61
5.80%, 02/14/2039 380 372
Archer-Daniels-Midland Co
2.50%, 08/11/2026 850 796
2.70%, 09/15/2051 195 131
2.90%, 03/01/2032 390 339
4.50%, 08/15/2033 125 122
BAT Capital Corp
2.26%, 03/25/2028 170 146
2.73%, 03/25/2031 170 135
2.79%, 09/06/2024 245 236
3.46%, 09/06/2029 245 212
3.56%, 08/15/2027 800 736
3.98%, 09/25/2050 170 115
4.54%, 08/15/2047 325 239
BAT International Finance PLC
1.67%, 03/25/2026 170 153
Bunge Ltd Finance Corp
2.75%, 05/14/2031 195 164
Philip Morris International Inc
0.88%, 05/01/2026 175 156
1.75%, 11/01/2030 175 138
2.75%, 02/25/2026 310 291
3.25%, 11/10/2024 30 29
3.38%, 08/11/2025 375 361
4.13%, 03/04/2043 300 245
4.25%, 11/10/2044 30 25
4.38%, 11/15/2041 61 52
4.50%, 03/20/2042 400 345
4.88%, 02/13/2026 75 74
4.88%, 02/15/2028 150 148
4.88%, 11/15/2043 35 31
5.13%, 11/17/2027 255 256
5.38%, 02/15/2033 150 150
5.63%, 11/17/2029 255 260
5.75%, 11/17/2032 130 133
Reynolds American Inc
4.45%, 06/12/2025 250 243
5.70%, 08/15/2035 25 24
5.85%, 08/15/2045 415 369
$ 8,173

Schedule of Investments
Bond Market Index Account
June 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Airlines - 0 .04%
American Airlines 2019-1 Class AA Pass Through
Trust
3.15%, 08/15/2033 $ 142 $ 124
Delta Air Lines 2020-1 Class AA Pass Through
Trust
2.00%, 06/10/2028 263 231
Southwest Airlines Co
5.25%, 05/04/2025 480 475
United Airlines 2014-2 Class A Pass Through Trust
3.75%, 03/03/2028 116 109
United Airlines 2019-2 Class AA Pass Through
Trust
2.70%, 11/01/2033 69 57
$ 996
Apparel - 0 .04%
NIKE Inc
2.40%, 03/27/2025 160 153
2.75%, 03/27/2027 160 150
3.25%, 03/27/2040 160 131
3.38%, 11/01/2046 350 281
3.63%, 05/01/2043 200 168
$ 883
Automobile Manufacturers - 0 .37%
American Honda Finance Corp
0.55%, 07/12/2024 190 181
1.20%, 07/08/2025 165 152
1.30%, 09/09/2026 195 174
2.15%, 09/10/2024 445 427
2.25%, 01/12/2029 200 174
4.60%, 04/17/2025 150 148
4.60%, 04/17/2030 150 146
4.70%, 01/12/2028 150 149
General Motors Co
5.00%, 10/01/2028
(d)
400 389
5.00%, 04/01/2035 200 181
5.40%, 04/01/2048 360 309
6.75%, 04/01/2046 25 25
General Motors Financial Co Inc
1.20%, 10/15/2024 175 165
1.25%, 01/08/2026 190 170
1.50%, 06/10/2026 190 168
2.35%, 02/26/2027 730 651
2.35%, 01/08/2031 190 149
2.40%, 04/10/2028 190 164
2.40%, 10/15/2028 175 148
2.70%, 06/10/2031 190 152
3.80%, 04/07/2025 200 193
4.30%, 07/13/2025 325 315
4.35%, 01/17/2027 305 292
6.00%, 01/09/2028 150 151
6.40%, 01/09/2033 150 152
Honda Motor Co Ltd
2.53%, 03/10/2027 390 359
Mercedes-Benz Finance North America LLC
8.50%, 01/18/2031 127 158
PACCAR Financial Corp
1.80%, 02/06/2025 170 160
3.55%, 08/11/2025 175 170
Toyota Motor Corp
1.34%, 03/25/2026 385 349
3.67%, 07/20/2028 200 191
Toyota Motor Credit Corp
0.80%, 10/16/2025 210 190
1.15%, 08/13/2027 165 143
1.65%, 01/10/2031 190 152
1.80%, 02/13/2025 160 151
1.90%, 01/13/2027 200 181
1.90%, 09/12/2031 195 157
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Manufacturers (continued)
Toyota Motor Credit Corp   (continued)
2.00%, 10/07/2024
(d)
$ 165 $ 158
3.65%, 08/18/2025 115 111
4.40%, 09/20/2024 165 163
4.45%, 06/29/2029 155 152
4.55%, 09/20/2027 95 94
4.55%, 05/17/2030 295 288
4.63%, 01/12/2028 300 297
$ 8,949
Automobile Parts & Equipment - 0 .03%
Aptiv PLC / Aptiv Corp
3.25%, 03/01/2032 175 150
BorgWarner Inc
3.38%, 03/15/2025 500 479
$ 629
Banks - 5 .70%
Banco Santander SA
1.85%, 03/25/2026 400 358
2.75%, 05/28/2025 200 188
2.75%, 12/03/2030 400 313
3.22%, 11/22/2032
(e)
200 158
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.60%
3.49%, 05/28/2030 200 174
5.29%, 08/18/2027 200 196
Bank of America Corp
0.98%, 09/25/2025
(e)
170 160
Secured Overnight Financing Rate + 0.91%
1.32%, 06/19/2026
(e)
320 293
Secured Overnight Financing Rate + 1.15%
1.66%, 03/11/2027
(e)
365 328
Secured Overnight Financing Rate + 0.91%
1.73%, 07/22/2027
(e)
380 339
Secured Overnight Financing Rate + 0.96%
1.90%, 07/23/2031
(e)
750 597
Secured Overnight Financing Rate + 1.53%
1.92%, 10/24/2031
(e)
340 269
Secured Overnight Financing Rate + 1.37%
2.09%, 06/14/2029
(e)
190 162
Secured Overnight Financing Rate + 1.06%
2.30%, 07/21/2032
(e)
380 304
Secured Overnight Financing Rate + 1.22%
2.46%, 10/22/2025
(e)
310 296
CME Term Secured Overnight Financing
Rate 3 Month + 1.13%
2.48%, 09/21/2036
(e)
385 295
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.20%
2.50%, 02/13/2031
(e)
320 268
CME Term Secured Overnight Financing
Rate 3 Month + 1.25%
2.55%, 02/04/2028
(e)
390 352
Secured Overnight Financing Rate + 1.05%
2.57%, 10/20/2032
(e)
355 289
Secured Overnight Financing Rate + 1.21%
2.65%, 03/11/2032
(e)
570 472
Secured Overnight Financing Rate + 1.22%
2.68%, 06/19/2041
(e)
670 470
Secured Overnight Financing Rate + 1.93%
2.83%, 10/24/2051
(e)
880 578
Secured Overnight Financing Rate + 1.88%
2.97%, 02/04/2033
(e)
390 325
Secured Overnight Financing Rate + 1.33%
2.97%, 07/21/2052
(e)
380 258
Secured Overnight Financing Rate + 1.56%

Schedule of Investments
Bond Market Index Account
June 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of America Corp   (continued)
3.19%, 07/23/2030
(e)
$ 335 $ 295
CME Term Secured Overnight Financing
Rate 3 Month + 1.44%
3.25%, 10/21/2027 40 37
3.31%, 04/22/2042
(e)
380 290
Secured Overnight Financing Rate + 1.58%
3.38%, 04/02/2026
(e)
195 187
Secured Overnight Financing Rate + 1.33%
3.42%, 12/20/2028
(e)
1,041 955
CME Term Secured Overnight Financing
Rate 3 Month + 1.30%
3.48%, 03/13/2052
(e)
190 141
Secured Overnight Financing Rate + 1.65%
3.50%, 04/19/2026 345 331
3.59%, 07/21/2028
(e)
500 465
CME Term Secured Overnight Financing
Rate 3 Month + 1.63%
3.82%, 01/20/2028
(e)
400 378
CME Term Secured Overnight Financing
Rate 3 Month + 1.84%
3.88%, 08/01/2025 30 29
3.95%, 04/21/2025 480 465
3.97%, 02/07/2030
(e)
500 463
CME Term Secured Overnight Financing
Rate 3 Month + 1.47%
4.18%, 11/25/2027 560 532
4.20%, 08/26/2024 625 613
4.27%, 07/23/2029
(e)
360 342
CME Term Secured Overnight Financing
Rate 3 Month + 1.57%
4.33%, 03/15/2050
(e)
310 267
CME Term Secured Overnight Financing
Rate 3 Month + 1.78%
4.38%, 04/27/2028
(e)
470 451
Secured Overnight Financing Rate + 1.58%
4.44%, 01/20/2048
(e)
30 27
CME Term Secured Overnight Financing
Rate 3 Month + 2.25%
4.57%, 04/27/2033
(e)
590 555
Secured Overnight Financing Rate + 1.83%
4.83%, 07/22/2026
(e)
340 334
Secured Overnight Financing Rate + 1.75%
5.00%, 01/21/2044 25 24
5.02%, 07/22/2033
(e)
340 333
Secured Overnight Financing Rate + 2.16%
5.08%, 01/20/2027
(e)
255 251
Secured Overnight Financing Rate + 1.29%
5.20%, 04/25/2029
(e)
295 292
Secured Overnight Financing Rate + 1.63%
5.29%, 04/25/2034
(e)
295 292
Secured Overnight Financing Rate + 1.91%
5.88%, 02/07/2042 228 242
6.11%, 01/29/2037 400 422
7.75%, 05/14/2038 250 297
Bank of America NA
6.00%, 10/15/2036 250 267
Bank of Montreal
0.95%, 01/22/2027
(e)
190 170
Secured Overnight Financing Rate + 0.60%
1.85%, 05/01/2025 150 140
3.09%, 01/10/2037
(e)
400 314
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.40%
3.70%, 06/07/2025 175 169
4.25%, 09/14/2024 105 103
4.70%, 09/14/2027 105 103
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of Montreal   (continued)
5.30%, 06/05/2026 $ 150 $ 150
Bank of New York Mellon Corp/The
0.75%, 01/28/2026 185 165
1.60%, 04/24/2025 140 131
1.65%, 07/14/2028 150 128
2.05%, 01/26/2027 200 180
2.10%, 10/24/2024 375 358
2.50%, 01/26/2032 200 163
3.35%, 04/25/2025 195 187
3.99%, 06/13/2028
(e)
175 168
Secured Overnight Financing Rate + 1.15%
4.41%, 07/24/2026
(e)
170 166
Secured Overnight Financing Rate + 1.35%
4.54%, 02/01/2029
(e)
110 107
Secured Overnight Financing Rate + 1.17%
4.95%, 04/26/2027
(e)
110 109
Secured Overnight Financing Rate + 1.03%
4.97%, 04/26/2034
(e)
110 107
Secured Overnight Financing Rate + 1.61%
5.83%, 10/25/2033
(e)
150 156
Secured Overnight Financing Rate + 2.07%
Bank of Nova Scotia/The
1.05%, 03/02/2026 190 169
1.30%, 06/11/2025 160 147
1.30%, 09/15/2026 195 172
1.45%, 01/10/2025 175 164
2.15%, 08/01/2031 190 152
2.70%, 08/03/2026 170 158
4.50%, 12/16/2025 500 483
4.85%, 02/01/2030 245 236
5.25%, 12/06/2024 155 154
Barclays PLC
2.28%, 11/24/2027
(e)
420 369
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.05%
2.65%, 06/24/2031
(e)
320 257
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.90%
2.67%, 03/10/2032
(e)
200 157
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.20%
3.56%, 09/23/2035
(e)
200 158
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
3.81%, 03/10/2042
(e)
200 142
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.70%
4.34%, 01/10/2028 830 782
4.38%, 01/12/2026 200 192
4.97%, 05/16/2029
(e)
210 198
3 Month USD LIBOR + 1.90%
5.50%, 08/09/2028
(e)
335 327
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.65%
6.22%, 05/09/2034
(e)
295 294
Secured Overnight Financing Rate + 2.98%
7.33%, 11/02/2026
(e)
305 312
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.05%
7.44%, 11/02/2033
(e)
305 330
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.50%
BNP Paribas SA
4.25%, 10/15/2024 750 730

Schedule of Investments
Bond Market Index Account
June 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Canadian Imperial Bank of Commerce
1.25%, 06/22/2026 $ 190 $ 169
3.30%, 04/07/2025 375 360
5.00%, 04/28/2028 145 143
Citigroup Inc
1.12%, 01/28/2027
(e)
185 165
Secured Overnight Financing Rate + 0.77%
1.28%, 11/03/2025
(e)
145 136
Secured Overnight Financing Rate + 0.53%
1.46%, 06/09/2027
(e)
370 329
Secured Overnight Financing Rate + 0.77%
2.01%, 01/25/2026
(e)
185 174
Secured Overnight Financing Rate + 0.69%
2.52%, 11/03/2032
(e)
175 141
Secured Overnight Financing Rate + 1.18%
2.56%, 05/01/2032
(e)
520 425
Secured Overnight Financing Rate + 1.17%
2.57%, 06/03/2031
(e)
320 267
Secured Overnight Financing Rate + 2.11%
2.67%, 01/29/2031
(e)
315 267
Secured Overnight Financing Rate + 1.15%
2.90%, 11/03/2042
(e)
195 138
Secured Overnight Financing Rate + 1.38%
2.98%, 11/05/2030
(e)
155 134
Secured Overnight Financing Rate + 1.42%
3.06%, 01/25/2033
(e)
185 154
Secured Overnight Financing Rate + 1.35%
3.20%, 10/21/2026 770 721
3.67%, 07/24/2028
(e)
650 608
CME Term Secured Overnight Financing
Rate 3 Month + 1.65%
3.79%, 03/17/2033
(e)
395 349
Secured Overnight Financing Rate + 1.94%
3.89%, 01/10/2028
(e)
400 379
CME Term Secured Overnight Financing
Rate 3 Month + 1.82%
4.07%, 04/23/2029
(e)
240 226
CME Term Secured Overnight Financing
Rate 3 Month + 1.45%
4.28%, 04/24/2048
(e)
330 284
CME Term Secured Overnight Financing
Rate 3 Month + 2.10%
4.30%, 11/20/2026 525 502
4.40%, 06/10/2025 780 758
4.45%, 09/29/2027 20 19
4.60%, 03/09/2026 60 58
4.65%, 07/30/2045 222 197
4.66%, 05/24/2028
(e)
365 356
Secured Overnight Financing Rate + 1.89%
4.91%, 05/24/2033
(e)
230 223
Secured Overnight Financing Rate + 2.09%
5.30%, 05/06/2044 25 23
5.50%, 09/13/2025 325 323
5.61%, 09/29/2026
(e)
395 394
Secured Overnight Financing Rate + 1.55%
5.88%, 01/30/2042 328 344
6.17%, 05/25/2034
(e)
295 298
Secured Overnight Financing Rate + 2.66%
6.27%, 11/17/2033
(e)
305 324
Secured Overnight Financing Rate + 2.34%
6.63%, 06/15/2032 112 118
6.68%, 09/13/2043 30 32
8.13%, 07/15/2039 132 169
Citizens Bank NA/Providence RI
6.06%, 10/24/2025
(e)
295 280
Secured Overnight Financing Rate + 1.45%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Cooperatieve Rabobank UA
5.25%, 05/24/2041 $ 500 $ 523
5.25%, 08/04/2045 250 234
5.75%, 12/01/2043 250 251
Cooperatieve Rabobank UA/NY
3.88%, 08/22/2024 250 245
Credit Suisse AG/New York NY
1.25%, 08/07/2026 250 215
3.63%, 09/09/2024 400 385
5.00%, 07/09/2027 275 265
7.95%, 01/09/2025 300 306
Deutsche Bank AG/New York NY
1.69%, 03/19/2026 500 450
2.13%, 11/24/2026
(e)
200 178
Secured Overnight Financing Rate + 1.87%
4.10%, 01/13/2026 500 468
5.37%, 09/09/2027 325 320
6.72%, 01/18/2029
(e)
300 300
Secured Overnight Financing Rate + 3.18%
7.08%, 02/10/2034
(e)
305 282
Secured Overnight Financing Rate + 3.65%
Discover Bank
2.45%, 09/12/2024 320 303
2.70%, 02/06/2030 250 202
Fifth Third Bancorp
2.38%, 01/28/2025 85 80
4.06%, 04/25/2028
(e)
150 138
Secured Overnight Financing Rate + 1.36%
Fifth Third Bank NA
3.85%, 03/15/2026 700 646
Goldman Sachs Group Inc/The
0.86%, 02/12/2026
(e)
155 143
Secured Overnight Financing Rate + 0.61%
1.09%, 12/09/2026
(e)
315 281
Secured Overnight Financing Rate + 0.79%
1.43%, 03/09/2027
(e)
385 344
Secured Overnight Financing Rate + 0.80%
1.54%, 09/10/2027
(e)
190 167
Secured Overnight Financing Rate + 0.82%
1.95%, 10/21/2027
(e)
400 356
Secured Overnight Financing Rate + 0.91%
1.99%, 01/27/2032
(e)
475 374
Secured Overnight Financing Rate + 1.09%
2.38%, 07/21/2032
(e)
285 228
Secured Overnight Financing Rate + 1.25%
2.60%, 02/07/2030 840 715
2.62%, 04/22/2032
(e)
380 312
Secured Overnight Financing Rate + 1.28%
2.64%, 02/24/2028
(e)
300 272
Secured Overnight Financing Rate + 1.11%
2.65%, 10/21/2032
(e)
195 159
Secured Overnight Financing Rate + 1.26%
2.91%, 07/21/2042
(e)
385 272
Secured Overnight Financing Rate + 1.47%
3.10%, 02/24/2033
(e)
780 659
Secured Overnight Financing Rate + 1.41%
3.21%, 04/22/2042
(e)
190 140
Secured Overnight Financing Rate + 1.51%
3.44%, 02/24/2043
(e)
385 293
Secured Overnight Financing Rate + 1.63%
3.50%, 01/23/2025 600 579
3.81%, 04/23/2029
(e)
950 882
CME Term Secured Overnight Financing
Rate 3 Month + 1.42%
3.85%, 01/26/2027 60 57

Schedule of Investments
Bond Market Index Account
June 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Goldman Sachs Group Inc/The   (continued)
4.22%, 05/01/2029
(e)
$ 415 $ 392
CME Term Secured Overnight Financing
Rate 3 Month + 1.56%
4.25%, 10/21/2025 680 655
4.41%, 04/23/2039
(e)
180 157
CME Term Secured Overnight Financing
Rate 3 Month + 1.69%
4.48%, 08/23/2028
(e)
280 271
Secured Overnight Financing Rate + 1.73%
4.80%, 07/08/2044 25 23
5.15%, 05/22/2045 310 289
6.75%, 10/01/2037 530 570
HSBC Holdings PLC
1.59%, 05/24/2027
(e)
400 353
Secured Overnight Financing Rate + 1.29%
1.65%, 04/18/2026
(e)
250 230
Secured Overnight Financing Rate + 1.54%
2.01%, 09/22/2028
(e)
335 287
Secured Overnight Financing Rate + 1.73%
2.10%, 06/04/2026
(e)
320 296
Secured Overnight Financing Rate + 1.93%
2.36%, 08/18/2031
(e)
200 160
Secured Overnight Financing Rate + 1.95%
2.63%, 11/07/2025
(e)
230 218
CME Term Secured Overnight Financing
Rate 3 Month + 1.40%
2.80%, 05/24/2032
(e)
200 162
Secured Overnight Financing Rate + 1.19%
2.85%, 06/04/2031
(e)
200 166
Secured Overnight Financing Rate + 2.39%
2.87%, 11/22/2032
(e)
400 323
Secured Overnight Financing Rate + 1.41%
3.97%, 05/22/2030
(e)
400 359
CME Term Secured Overnight Financing
Rate 3 Month + 1.87%
4.04%, 03/13/2028
(e)
500 468
CME Term Secured Overnight Financing
Rate 3 Month + 1.81%
4.18%, 12/09/2025
(e)
340 330
Secured Overnight Financing Rate + 1.51%
4.29%, 09/12/2026
(e)
500 481
CME Term Secured Overnight Financing
Rate 3 Month + 1.61%
4.58%, 06/19/2029
(e)
365 343
CME Term Secured Overnight Financing
Rate 3 Month + 1.80%
4.76%, 06/09/2028
(e)
200 192
Secured Overnight Financing Rate + 2.11%
4.95%, 03/31/2030 200 197
5.25%, 03/14/2044 300 271
5.40%, 08/11/2033
(e)
335 328
Secured Overnight Financing Rate + 2.87%
6.10%, 01/14/2042 174 184
6.16%, 03/09/2029
(e)
200 202
Secured Overnight Financing Rate + 1.97%
6.25%, 03/09/2034
(e)
260 266
Secured Overnight Financing Rate + 2.39%
6.33%, 03/09/2044
(e)
215 223
Secured Overnight Financing Rate + 2.65%
6.50%, 05/02/2036 420 433
6.55%, 06/20/2034
(e)
295 294
Secured Overnight Financing Rate + 2.98%
7.39%, 11/03/2028
(e)
305 322
Secured Overnight Financing Rate + 3.35%
Huntington Bancshares Inc/OH
2.55%, 02/04/2030 110 88
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Huntington National Bank/The
5.65%, 01/10/2030 $ 305 $ 291
ING Groep NV
1.73%, 04/01/2027
(e)
200 178
Secured Overnight Financing Rate + 1.01%
2.73%, 04/01/2032
(e)
200 165
Secured Overnight Financing Rate + 1.32%
JPMorgan Chase & Co
0.77%, 08/09/2025
(e)
385 363
Secured Overnight Financing Rate + 0.49%
1.04%, 02/04/2027
(e)
380 338
CME Term Secured Overnight Financing
Rate 3 Month + 0.70%
1.05%, 11/19/2026
(e)
360 322
Secured Overnight Financing Rate + 0.80%
1.47%, 09/22/2027
(e)
155 137
Secured Overnight Financing Rate + 0.77%
1.58%, 04/22/2027
(e)
380 341
Secured Overnight Financing Rate + 0.89%
1.76%, 11/19/2031
(e)
360 285
CME Term Secured Overnight Financing
Rate 3 Month + 1.11%
1.95%, 02/04/2032
(e)
380 303
Secured Overnight Financing Rate + 1.07%
2.01%, 03/13/2026
(e)
160 150
CME Term Secured Overnight Financing
Rate 3 Month + 1.59%
2.07%, 06/01/2029
(e)
295 253
Secured Overnight Financing Rate + 1.02%
2.08%, 04/22/2026
(e)
460 431
Secured Overnight Financing Rate + 1.85%
2.18%, 06/01/2028
(e)
265 235
Secured Overnight Financing Rate + 1.89%
2.30%, 10/15/2025
(e)
280 267
Secured Overnight Financing Rate + 1.16%
2.52%, 04/22/2031
(e)
380 321
Secured Overnight Financing Rate + 2.04%
2.53%, 11/19/2041
(e)
180 124
CME Term Secured Overnight Financing
Rate 3 Month + 1.51%
2.55%, 11/08/2032
(e)
390 320
Secured Overnight Financing Rate + 1.18%
2.58%, 04/22/2032
(e)
380 316
CME Term Secured Overnight Financing
Rate 3 Month + 1.25%
2.74%, 10/15/2030
(e)
260 224
CME Term Secured Overnight Financing
Rate 3 Month + 1.51%
2.95%, 10/01/2026 300 281
2.96%, 05/13/2031
(e)
350 300
CME Term Secured Overnight Financing
Rate 3 Month + 2.52%
3.11%, 04/22/2041
(e)
380 288
CME Term Secured Overnight Financing
Rate 3 Month + 2.46%
3.11%, 04/22/2051
(e)
730 510
Secured Overnight Financing Rate + 2.44%
3.30%, 04/01/2026 500 476
3.33%, 04/22/2052
(e)
380 277
Secured Overnight Financing Rate + 1.58%
3.51%, 01/23/2029
(e)
400 370
CME Term Secured Overnight Financing
Rate 3 Month + 0.95%
3.63%, 12/01/2027 25 23
3.88%, 09/10/2024 500 488

Schedule of Investments
Bond Market Index Account
June 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
JPMorgan Chase & Co   (continued)
3.88%, 07/24/2038
(e)
$ 500 $ 431
CME Term Secured Overnight Financing
Rate 3 Month + 1.62%
3.90%, 07/15/2025 300 292
3.96%, 11/15/2048
(e)
400 329
CME Term Secured Overnight Financing
Rate 3 Month + 1.64%
4.01%, 04/23/2029
(e)
270 254
CME Term Secured Overnight Financing
Rate 3 Month + 1.38%
4.03%, 07/24/2048
(e)
30 25
CME Term Secured Overnight Financing
Rate 3 Month + 1.72%
4.20%, 07/23/2029
(e)
300 285
CME Term Secured Overnight Financing
Rate 3 Month + 1.52%
4.25%, 10/01/2027 10 10
4.32%, 04/26/2028
(e)
585 565
Secured Overnight Financing Rate + 1.56%
4.57%, 06/14/2030
(e)
535 514
Secured Overnight Financing Rate + 1.75%
4.59%, 04/26/2033
(e)
390 372
Secured Overnight Financing Rate + 1.80%
4.85%, 07/25/2028
(e)
170 168
Secured Overnight Financing Rate + 1.99%
4.85%, 02/01/2044 20 19
4.91%, 07/25/2033
(e)
340 332
Secured Overnight Financing Rate + 2.08%
4.95%, 06/01/2045 55 51
5.35%, 06/01/2034
(e)
370 373
Secured Overnight Financing Rate + 1.85%
5.40%, 01/06/2042 102 104
5.55%, 12/15/2025
(e)
310 309
Secured Overnight Financing Rate + 1.07%
5.60%, 07/15/2041 154 160
5.63%, 08/16/2043 375 384
5.72%, 09/14/2033
(e)
325 330
Secured Overnight Financing Rate + 2.58%
6.40%, 05/15/2038 275 307
KeyBank NA/Cleveland OH
5.85%, 11/15/2027 250 235
KeyCorp
2.25%, 04/06/2027 410 340
2.55%, 10/01/2029 310 234
Korea Development Bank/The
0.80%, 04/27/2026 350 308
1.75%, 02/18/2025 500 472
4.00%, 09/08/2025 200 194
4.38%, 02/15/2028 305 299
Kreditanstalt fuer Wiederaufbau
0.00%, 04/18/2036
(f)
380 225
0.00%, 06/29/2037
(f)
200 113
0.38%, 07/18/2025 580 530
0.50%, 09/20/2024 575 542
0.63%, 01/22/2026 790 714
1.00%, 10/01/2026 290 259
1.25%, 01/31/2025 800 753
2.00%, 05/02/2025 380 360
2.50%, 11/20/2024 800 770
2.88%, 04/03/2028 275 259
3.00%, 05/20/2027 520 493
3.13%, 06/10/2025 770 743
3.63%, 04/01/2026 450 438
3.75%, 02/15/2028 225 220
3.88%, 06/15/2028 360 354
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Landwirtschaftliche Rentenbank
0.88%, 03/30/2026 $ 170 $ 153
0.88%, 09/03/2030 330 264
2.00%, 01/13/2025 300 286
2.38%, 06/10/2025 600 570
3.88%, 09/28/2027
(d)
205 201
3.88%, 06/14/2028 295 290
Lloyds Banking Group PLC
3.57%, 11/07/2028
(e)
430 389
3 Month USD LIBOR + 1.21%
3.75%, 01/11/2027 515 482
4.45%, 05/08/2025 400 388
4.65%, 03/24/2026 500 477
4.98%, 08/11/2033
(e)
335 313
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.30%
5.30%, 12/01/2045 200 180
5.87%, 03/06/2029
(e)
200 198
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.70%
Mitsubishi UFJ Financial Group Inc
0.95%, 07/19/2025
(e)
400 378
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.55%
1.41%, 07/17/2025 200 183
1.54%, 07/20/2027
(e)
400 353
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.75%
1.64%, 10/13/2027
(e)
200 176
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.67%
2.05%, 07/17/2030 250 203
2.19%, 02/25/2025 200 188
2.56%, 02/25/2030 200 170
2.76%, 09/13/2026 200 183
2.80%, 07/18/2024 450 436
3.20%, 07/18/2029 200 177
3.75%, 07/18/2039 550 466
3.85%, 03/01/2026 350 335
4.08%, 04/19/2028
(e)
200 190
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.30%
4.32%, 04/19/2033
(e)
200 186
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.55%
5.13%, 07/20/2033
(e)
200 196
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.13%
5.35%, 09/13/2028
(e)
325 323
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.90%
5.41%, 04/19/2034
(e)
300 298
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.97%
Mizuho Financial Group Inc
2.20%, 07/10/2031
(e)
200 160
Secured Overnight Financing Rate + 1.77%
2.23%, 05/25/2026
(d),(e)
200 185
CME Term Secured Overnight Financing
Rate 3 Month + 1.09%
2.26%, 07/09/2032
(e)
200 156
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.90%
2.84%, 07/16/2025
(e)
500 482
Secured Overnight Financing Rate + 1.24%

Schedule of Investments
Bond Market Index Account
June 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Mizuho Financial Group Inc   (continued)
3.15%, 07/16/2030
(e)
$ 400 $ 345
CME Term Secured Overnight Financing
Rate 3 Month + 1.39%
5.41%, 09/13/2028
(e)
325 322
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.05%
5.74%, 05/27/2031
(e)
305 305
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.65%
5.75%, 07/06/2034
(e),(g)
300 301
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.90%
Morgan Stanley
0.86%, 10/21/2025
(e)
95 88
Secured Overnight Financing Rate + 0.75%
0.99%, 12/10/2026
(e)
280 250
Secured Overnight Financing Rate + 0.72%
1.16%, 10/21/2025
(e)
165 154
Secured Overnight Financing Rate + 0.56%
1.51%, 07/20/2027
(e)
380 337
Secured Overnight Financing Rate + 0.86%
1.59%, 05/04/2027
(e)
270 242
Secured Overnight Financing Rate + 0.88%
1.79%, 02/13/2032
(e)
710 551
Secured Overnight Financing Rate + 1.03%
1.93%, 04/28/2032
(e)
105 82
Secured Overnight Financing Rate + 1.02%
2.19%, 04/28/2026
(e)
475 446
Secured Overnight Financing Rate + 1.99%
2.24%, 07/21/2032
(e)
380 302
Secured Overnight Financing Rate + 1.18%
2.48%, 01/21/2028
(e)
120 108
Secured Overnight Financing Rate + 1.00%
2.48%, 09/16/2036
(e)
265 201
Secured Overnight Financing Rate + 1.36%
2.51%, 10/20/2032
(e)
180 145
Secured Overnight Financing Rate + 1.20%
2.72%, 07/22/2025
(e)
250 241
Secured Overnight Financing Rate + 1.15%
2.80%, 01/25/2052
(e)
240 157
Secured Overnight Financing Rate + 1.43%
2.94%, 01/21/2033
(e)
280 233
Secured Overnight Financing Rate + 1.29%
3.13%, 07/27/2026 680 637
3.22%, 04/22/2042
(e)
190 144
Secured Overnight Financing Rate + 1.49%
3.59%, 07/22/2028 30 28
3 Month USD LIBOR + 1.34%
3.63%, 01/20/2027 530 503
3.70%, 10/23/2024 25 24
3.77%, 01/24/2029
(e)
360 336
CME Term Secured Overnight Financing
Rate 3 Month + 1.40%
3.95%, 04/23/2027 50 47
3.97%, 07/22/2038 15 13
3 Month USD LIBOR + 1.46%
4.00%, 07/23/2025 30 29
4.21%, 04/20/2028
(e)
390 375
Secured Overnight Financing Rate + 1.61%
4.30%, 01/27/2045 50 44
4.35%, 09/08/2026 30 29
4.38%, 01/22/2047 30 27
4.68%, 07/17/2026
(e)
170 167
Secured Overnight Financing Rate + 1.67%
4.89%, 07/20/2033
(e)
225 217
Secured Overnight Financing Rate + 2.08%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Morgan Stanley   (continued)
5.00%, 11/24/2025 $ 525 $ 516
5.05%, 01/28/2027
(e)
225 223
Secured Overnight Financing Rate + 1.30%
5.12%, 02/01/2029
(e)
300 296
Secured Overnight Financing Rate + 1.73%
5.16%, 04/20/2029
(e)
150 148
Secured Overnight Financing Rate + 1.59%
5.25%, 04/21/2034
(e)
295 291
Secured Overnight Financing Rate + 1.87%
5.60%, 03/24/2051
(e)
500 522
Secured Overnight Financing Rate + 4.84%
5.95%, 01/19/2038
(e)
150 148
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.43%
6.14%, 10/16/2026
(e)
295 298
Secured Overnight Financing Rate + 1.77%
6.30%, 10/18/2028
(e)
295 303
Secured Overnight Financing Rate + 2.24%
6.34%, 10/18/2033
(e)
295 314
Secured Overnight Financing Rate + 2.56%
6.38%, 07/24/2042 620 691
Morgan Stanley Bank NA
4.75%, 04/21/2026 300 296
National Australia Bank Ltd/New York
4.90%, 06/13/2028 295 292
4.97%, 01/12/2026 300 298
NatWest Group PLC
1.64%, 06/14/2027
(e)
265 233
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.90%
4.80%, 04/05/2026 500 485
4.89%, 05/18/2029
(e)
400 380
3 Month USD LIBOR + 1.75%
5.08%, 01/27/2030
(e)
400 382
3 Month USD LIBOR + 1.91%
5.85%, 03/02/2027
(e)
200 198
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.35%
Northern Trust Corp
3.95%, 10/30/2025 500 482
4.00%, 05/10/2027 130 125
Oesterreichische Kontrollbank AG
0.38%, 09/17/2025 340 308
2.88%, 05/23/2025 430 413
3.63%, 09/09/2027 125 121
4.13%, 01/20/2026 150 148
4.25%, 03/01/2028 300 299
PNC Bank NA
2.70%, 10/22/2029 250 209
PNC Financial Services Group Inc/The
2.20%, 11/01/2024 130 124
2.31%, 04/23/2032
(e)
150 122
Secured Overnight Financing Rate + 0.98%
2.55%, 01/22/2030 160 134
2.60%, 07/23/2026 490 452
3.45%, 04/23/2029 300 270
4.63%, 06/06/2033
(e)
105 97
Secured Overnight Financing Rate + 1.85%
4.76%, 01/26/2027
(e)
240 235
Secured Overnight Financing Rate + 1.09%
5.35%, 12/02/2028
(e)
105 104
Secured Overnight Financing Rate + 1.62%
Royal Bank of Canada
1.15%, 07/14/2026 190 168
1.20%, 04/27/2026 175 156
1.60%, 01/21/2025 700 658
2.25%, 11/01/2024 310 296

Schedule of Investments
Bond Market Index Account
June 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Royal Bank of Canada   (continued)
2.55%, 07/16/2024 $ 125 $ 121
3.63%, 05/04/2027 115 109
3.88%, 05/04/2032 225 206
4.90%, 01/12/2028
(d)
300 296
4.95%, 04/25/2025 145 143
5.00%, 05/02/2033 145 141
6.00%, 11/01/2027 150 154
Santander Holdings USA Inc
2.49%, 01/06/2028
(e)
270 233
Secured Overnight Financing Rate + 1.25%
4.50%, 07/17/2025 780 757
Santander UK Group Holdings PLC
1.53%, 08/21/2026
(e)
200 178
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.25%
1.67%, 06/14/2027
(e)
200 172
Secured Overnight Financing Rate + 0.99%
2.47%, 01/11/2028
(e)
200 175
Secured Overnight Financing Rate + 1.22%
State Street Corp
2.20%, 02/07/2028
(e)
145 131
Secured Overnight Financing Rate + 0.73%
2.20%, 03/03/2031 140 114
2.35%, 11/01/2025
(e)
250 239
Secured Overnight Financing Rate + 0.94%
2.40%, 01/24/2030 160 138
2.65%, 05/19/2026 60 56
3.55%, 08/18/2025 225 217
4.42%, 05/13/2033
(e)
365 346
Secured Overnight Financing Rate + 1.61%
4.82%, 01/26/2034
(e)
65 63
Secured Overnight Financing Rate + 1.57%
5.10%, 05/18/2026
(e)
150 149
Secured Overnight Financing Rate + 1.13%
5.75%, 11/04/2026
(e)
90 90
Secured Overnight Financing Rate + 1.35%
Sumitomo Mitsui Financial Group Inc
1.47%, 07/08/2025 300 275
1.90%, 09/17/2028 400 336
2.13%, 07/08/2030 530 431
2.14%, 09/23/2030 170 136
2.30%, 01/12/2041 200 134
2.35%, 01/15/2025 200 190
2.70%, 07/16/2024 420 406
2.75%, 01/15/2030 200 172
2.93%, 09/17/2041
(d)
195 138
3.04%, 07/16/2029 200 175
3.36%, 07/12/2027 450 420
3.45%, 01/11/2027 140 131
3.78%, 03/09/2026 500 478
5.46%, 01/13/2026 215 214
5.77%, 01/13/2033 200 206
Toronto-Dominion Bank/The
0.70%, 09/10/2024 195 184
1.15%, 06/12/2025 330 304
1.20%, 06/03/2026 190 169
1.95%, 01/12/2027 400 360
2.00%, 09/10/2031 195 155
3.20%, 03/10/2032 195 169
3.77%, 06/06/2025 70 68
4.11%, 06/08/2027 70 67
4.29%, 09/13/2024 295 290
4.46%, 06/08/2032 175 166
4.69%, 09/15/2027 565 553
5.10%, 01/09/2026
(d)
150 149
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Truist Bank
1.50%, 03/10/2025 $ 250 $ 231
3.63%, 09/16/2025 250 234
Truist Financial Corp
1.13%, 08/03/2027 215 181
1.20%, 08/05/2025 365 331
1.27%, 03/02/2027
(e)
60 53
Secured Overnight Financing Rate + 0.61%
1.89%, 06/07/2029
(e)
175 145
Secured Overnight Financing Rate + 0.86%
1.95%, 06/05/2030 290 230
2.50%, 08/01/2024 350 336
4.12%, 06/06/2028
(e)
135 127
Secured Overnight Financing Rate + 1.37%
4.87%, 01/26/2029
(e)
150 144
Secured Overnight Financing Rate + 1.44%
5.12%, 01/26/2034
(e)
150 142
Secured Overnight Financing Rate + 1.85%
5.87%, 06/08/2034
(e)
150 150
Secured Overnight Financing Rate + 2.36%
5.90%, 10/28/2026
(e)
150 149
Secured Overnight Financing Rate + 1.63%
UBS Group AG
3.75%, 03/26/2025 250 239
4.88%, 05/15/2045 250 216
US Bancorp
1.38%, 07/22/2030 415 317
2.22%, 01/27/2028
(e)
155 137
Secured Overnight Financing Rate + 0.73%
2.40%, 07/30/2024 190 183
2.49%, 11/03/2036
(e)
175 128
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 0.95%
3.00%, 07/30/2029 950 804
3.15%, 04/27/2027 25 23
4.65%, 02/01/2029
(e)
130 124
Secured Overnight Financing Rate + 1.23%
4.84%, 02/01/2034
(e)
130 121
Secured Overnight Financing Rate + 1.60%
5.73%, 10/21/2026
(e)
150 150
Secured Overnight Financing Rate + 1.43%
5.84%, 06/12/2034
(e)
295 297
Secured Overnight Financing Rate + 2.26%
5.85%, 10/21/2033
(e)
150 150
Secured Overnight Financing Rate + 2.09%
US Bank NA/Cincinnati OH
2.05%, 01/21/2025 300 283
Wells Fargo & Co
2.16%, 02/11/2026
(e)
645 607
CME Term Secured Overnight Financing
Rate 3 Month + 1.01%
2.19%, 04/30/2026
(e)
525 492
Secured Overnight Financing Rate + 2.00%
2.39%, 06/02/2028
(e)
475 423
Secured Overnight Financing Rate + 2.10%
2.41%, 10/30/2025
(e)
720 686
CME Term Secured Overnight Financing
Rate 3 Month + 1.09%
3.00%, 04/22/2026 500 470
3.00%, 10/23/2026 530 492
3.07%, 04/30/2041
(e)
480 353
Secured Overnight Financing Rate + 2.53%
3.35%, 03/02/2033
(e)
465 398
Secured Overnight Financing Rate + 1.50%
3.58%, 05/22/2028
(e)
500 466
CME Term Secured Overnight Financing
Rate 3 Month + 1.57%

Schedule of Investments
Bond Market Index Account
June 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Wells Fargo & Co   (continued)
3.91%, 04/25/2026
(e)
$ 390 $ 377
Secured Overnight Financing Rate + 1.32%
4.10%, 06/03/2026 600 576
4.40%, 06/14/2046 385 313
4.48%, 04/04/2031
(e)
245 233
CME Term Secured Overnight Financing
Rate 3 Month + 4.03%
4.61%, 04/25/2053
(e)
390 342
Secured Overnight Financing Rate + 2.13%
4.65%, 11/04/2044 330 280
4.81%, 07/25/2028
(e)
170 166
Secured Overnight Financing Rate + 1.98%
4.90%, 07/25/2033
(e)
340 326
Secured Overnight Financing Rate + 2.10%
4.90%, 11/17/2045 520 458
5.01%, 04/04/2051
(e)
325 303
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
5.38%, 11/02/2043 20 19
5.39%, 04/24/2034
(e)
210 209
Secured Overnight Financing Rate + 2.02%
5.61%, 01/15/2044 45 43
Wells Fargo Bank NA
5.95%, 08/26/2036 750 759
6.60%, 01/15/2038 250 271
Westpac Banking Corp
1.15%, 06/03/2026 190 169
1.95%, 11/20/2028 200 171
2.15%, 06/03/2031
(d)
190 160
2.35%, 02/19/2025 155 148
2.65%, 01/16/2030 155 136
2.89%, 02/04/2030
(e)
160 149
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.35%
2.96%, 11/16/2040 80 54
3.02%, 11/18/2036
(e)
150 115
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.53%
3.13%, 11/18/2041 200 136
3.74%, 08/26/2025 110 107
4.04%, 08/26/2027 110 107
4.11%, 07/24/2034
(e)
165 143
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
4.42%, 07/24/2039 165 136
5.46%, 11/18/2027 560 568
$ 136,736
Beverages - 0 .55%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev
Worldwide Inc
3.65%, 02/01/2026 525 508
4.70%, 02/01/2036 880 856
4.90%, 02/01/2046 890 851
Anheuser-Busch InBev Finance Inc
4.63%, 02/01/2044 25 23
Anheuser-Busch InBev Worldwide Inc
3.50%, 06/01/2030 295 274
4.35%, 06/01/2040 605 556
4.75%, 01/23/2029 560 558
5.45%, 01/23/2039 500 517
5.80%, 01/23/2059 595 648
8.20%, 01/15/2039 51 67
Coca-Cola Co/The
1.00%, 03/15/2028 340 292
1.38%, 03/15/2031 340 272
1.45%, 06/01/2027 360 322
1.50%, 03/05/2028 190 167
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Beverages (continued)
Coca-Cola Co/The   (continued)
1.65%, 06/01/2030 $ 260 $ 217
1.75%, 09/06/2024 190 184
2.13%, 09/06/2029 165 145
2.25%, 01/05/2032 195 166
2.50%, 06/01/2040 260 196
2.50%, 03/15/2051 170 116
2.60%, 06/01/2050 260 182
2.88%, 05/05/2041 195 154
3.00%, 03/05/2051 285 217
3.38%, 03/25/2027 160 154
Constellation Brands Inc
2.25%, 08/01/2031 170 139
3.15%, 08/01/2029 630 568
4.35%, 05/09/2027 160 156
4.90%, 05/01/2033 75 74
Diageo Capital PLC
2.13%, 10/24/2024 200 191
2.13%, 04/29/2032 200 162
2.38%, 10/24/2029 200 173
5.30%, 10/24/2027 295 300
5.88%, 09/30/2036 139 149
Keurig Dr Pepper Inc
2.25%, 03/15/2031 190 156
3.35%, 03/15/2051 190 136
3.95%, 04/15/2029 110 104
4.05%, 04/15/2032 110 102
4.50%, 04/15/2052 110 97
Molson Coors Beverage Co
3.00%, 07/15/2026 530 495
5.00%, 05/01/2042 50 46
PepsiCo Inc
1.40%, 02/25/2031 165 133
1.63%, 05/01/2030 95 79
1.95%, 10/21/2031 165 136
2.38%, 10/06/2026 670 628
2.63%, 07/29/2029 170 153
2.63%, 10/21/2041 160 121
2.75%, 10/21/2051 160 115
2.85%, 02/24/2026 500 476
2.88%, 10/15/2049 160 120
3.60%, 02/18/2028 170 164
4.20%, 07/18/2052 60 56
4.45%, 05/15/2028 150 150
4.45%, 02/15/2033
(d)
250 252
$ 13,273
Biotechnology - 0 .35%
Amgen Inc
1.65%, 08/15/2028 180 154
1.90%, 02/21/2025 160 151
2.00%, 01/15/2032 180 142
2.20%, 02/21/2027 790 718
2.45%, 02/21/2030 160 137
2.60%, 08/19/2026 500 463
3.00%, 02/22/2029 200 181
3.00%, 01/15/2052 180 120
3.15%, 02/21/2040 860 658
3.38%, 02/21/2050 160 117
4.20%, 03/01/2033 165 154
4.20%, 02/22/2052 200 165
4.40%, 05/01/2045 40 35
4.66%, 06/15/2051 300 269
4.88%, 03/01/2053 165 152
5.15%, 03/02/2028 270 270
5.25%, 03/02/2025 400 398
5.25%, 03/02/2030 130 130
5.25%, 03/02/2033 155 155
5.60%, 03/02/2043 310 311

Schedule of Investments
Bond Market Index Account
June 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Biotechnology (continued)
Amgen Inc   (continued)
5.65%, 03/02/2053 $ 310 $ 314
5.75%, 03/02/2063 230 233
Baxalta Inc
4.00%, 06/23/2025 50 48
5.25%, 06/23/2045 130 128
Biogen Inc
2.25%, 05/01/2030 115 96
5.20%, 09/15/2045 540 537
Gilead Sciences Inc
1.65%, 10/01/2030 165 135
2.60%, 10/01/2040 85 61
2.80%, 10/01/2050 165 112
2.95%, 03/01/2027 530 498
4.00%, 09/01/2036 300 270
4.60%, 09/01/2035 500 481
Regeneron Pharmaceuticals Inc
1.75%, 09/15/2030 165 131
Royalty Pharma PLC
1.75%, 09/02/2027 310 266
2.20%, 09/02/2030 160 129
3.30%, 09/02/2040 160 114
$ 8,433
Building Materials - 0 .16%
Carrier Global Corp
2.24%, 02/15/2025 23 22
2.49%, 02/15/2027 36 33
2.72%, 02/15/2030 320 275
3.38%, 04/05/2040 300 230
3.58%, 04/05/2050 160 118
Johnson Controls International plc
4.50%, 02/15/2047 500 435
Johnson Controls International plc / Tyco Fire &
Security Finance SCA
2.00%, 09/16/2031 385 308
Martin Marietta Materials Inc
2.50%, 03/15/2030 500 423
3.20%, 07/15/2051 190 132
Masco Corp
1.50%, 02/15/2028 190 162
4.50%, 05/15/2047 525 424
Owens Corning
4.40%, 01/30/2048 300 248
Trane Technologies Luxembourg Finance SA
3.80%, 03/21/2029 600 565
4.65%, 11/01/2044 300 267
Vulcan Materials Co
3.50%, 06/01/2030 295 267
$ 3,909
Chemicals - 0 .36%
Air Products and Chemicals Inc
1.85%, 05/15/2027 655 589
2.80%, 05/15/2050 155 111
4.80%, 03/03/2033 155 156
Albemarle Corp
5.45%, 12/01/2044 150 141
Celanese US Holdings LLC
6.05%, 03/15/2025 345 344
6.17%, 07/15/2027 345 343
6.38%, 07/15/2032
(d)
345 348
Dow Chemical Co/The
2.10%, 11/15/2030 165 136
3.60%, 11/15/2050 165 123
4.38%, 11/15/2042 230 194
4.80%, 05/15/2049 300 261
5.25%, 11/15/2041 280 270
9.40%, 05/15/2039 30 40
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
DuPont de Nemours Inc
4.73%, 11/15/2028 $ 475 $ 467
5.32%, 11/15/2038 500 495
5.42%, 11/15/2048 245 242
Eastman Chemical Co
4.80%, 09/01/2042 100 87
Ecolab Inc
1.30%, 01/30/2031 85 67
1.65%, 02/01/2027 350 315
2.13%, 08/15/2050 85 51
2.75%, 08/18/2055 307 197
4.80%, 03/24/2030 160 160
EIDP Inc
1.70%, 07/15/2025 185 172
Linde Inc/CT
1.10%, 08/10/2030 165 131
LYB International Finance III LLC
1.25%, 10/01/2025 84 76
2.25%, 10/01/2030
(d)
165 135
3.63%, 04/01/2051 165 114
4.20%, 10/15/2049 125 96
5.63%, 05/15/2033 150 150
LyondellBasell Industries NV
4.63%, 02/26/2055 20 16
Nutrien Ltd
4.20%, 04/01/2029 600 566
4.90%, 06/01/2043 200 179
5.80%, 03/27/2053 155 156
5.95%, 11/07/2025 155 156
PPG Industries Inc
1.20%, 03/15/2026 190 170
Sherwin-Williams Co/The
2.20%, 03/15/2032 160 129
2.30%, 05/15/2030 160 134
2.95%, 08/15/2029 450 397
3.30%, 05/15/2050 160 114
3.80%, 08/15/2049 175 135
Westlake Corp
3.13%, 08/15/2051 190 119
3.60%, 08/15/2026 350 328
$ 8,610
Coal - 0 .03%
Teck Resources Ltd
3.90%, 07/15/2030 695 632
Commercial Mortgage Backed Securities - 1 .17%
BANK 2018-BNK10
3.69%, 02/15/2061 1,850 1,706
CFCRE Commercial Mortgage Trust 2016-C4
3.28%, 05/10/2058 1,300 1,206
Citigroup Commercial Mortgage Trust 2016-GC36
3.62%, 02/10/2049 1,000 933
COMM 2015-DC1 Mortgage Trust
3.35%, 02/10/2048 1,000 952
COMM 2015-LC19 Mortgage Trust
3.18%, 02/10/2048 1,000 952
COMM 2016-CR28 Mortgage Trust
3.76%, 02/10/2049 1,000 945
CSAIL 2016-C7 Commercial Mortgage Trust
3.31%, 11/15/2049 548 526
Fannie Mae-Aces
2.50%, 10/25/2026
(h)
756 702
2.53%, 09/25/2024 663 638
2.79%, 06/25/2025
(h)
1,349 1,279
2.90%, 02/25/2027
(h)
711 667
2.96%, 02/25/2027
(h)
848 799
3.09%, 12/25/2027
(h)
703 658
3.47%, 07/25/2028
(h)
2,025 1,917

Schedule of Investments
Bond Market Index Account
June 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
Freddie Mac Multifamily Structured Pass Through
Certificates
2.67%, 03/25/2026 $ 1,050 $ 989
3.06%, 07/25/2023
(h)
40 40
3.06%, 12/25/2024 500 483
3.41%, 12/25/2026 1,500 1,437
3.53%, 10/25/2023
(h)
899 893
GS Mortgage Securities Trust 2014-GC18
3.80%, 01/10/2047 291 289
GS Mortgage Securities Trust 2015-GC34
3.51%, 10/10/2048 1,000 937
GS Mortgage Securities Trust 2017-GS5
3.47%, 03/10/2050 1,572 1,486
GS Mortgage Securities Trust 2018-GS9
3.99%, 03/10/2051
(h)
1,500 1,394
JPMBB Commercial Mortgage Securities Trust
2014-C22
3.80%, 09/15/2047 1,000 965
Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C24
3.48%, 05/15/2048 821 780
Morgan Stanley Capital I Trust 2017-H1
3.26%, 06/15/2050 2,500 2,282
SG Commercial Mortgage Securities Trust 2016-C5
3.06%, 10/10/2048 1,000 908
Wells Fargo Commercial Mortgage Trust 2015-C28
3.29%, 05/15/2048 1,482 1,407
$ 28,170
Commercial Services - 0 .24%
American University/The
3.67%, 04/01/2049 125 100
Automatic Data Processing Inc
1.70%, 05/15/2028 195 171
3.38%, 09/15/2025 500 483
California Institute of Technology
4.32%, 08/01/2045 80 73
Global Payments Inc
1.20%, 03/01/2026 370 329
1.50%, 11/15/2024 195 183
2.65%, 02/15/2025 170 161
3.20%, 08/15/2029 170 148
4.15%, 08/15/2049 85 64
Leland Stanford Junior University/The
3.65%, 05/01/2048 287 246
Massachusetts Institute of Technology
3.89%, 07/01/2116 250 192
4.68%, 07/01/2114 250 233
Moody's Corp
4.25%, 08/08/2032 175 166
5.25%, 07/15/2044 500 491
PayPal Holdings Inc
1.65%, 06/01/2025 160 150
2.30%, 06/01/2030 160 136
2.40%, 10/01/2024 160 154
2.85%, 10/01/2029 160 142
3.90%, 06/01/2027 185 179
4.40%, 06/01/2032 185 178
S&P Global Inc
1.25%, 08/15/2030 165 130
2.45%, 03/01/2027 295 272
2.50%, 12/01/2029 120 105
3.25%, 12/01/2049 120 90
3.70%, 03/01/2052 295 241
University of Southern California
5.25%, 10/01/2111 30 30
Verisk Analytics Inc
4.00%, 06/15/2025 500 485
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
William Marsh Rice University
3.57%, 05/15/2045 $ 500 $ 419
$ 5,751
Computers - 0 .63%
Apple Inc
0.55%, 08/20/2025 525 480
0.70%, 02/08/2026 350 316
1.13%, 05/11/2025 550 512
1.20%, 02/08/2028 345 299
1.25%, 08/20/2030 525 426
1.40%, 08/05/2028 190 164
1.65%, 05/11/2030 160 135
1.65%, 02/08/2031 175 145
1.70%, 08/05/2031 385 318
2.20%, 09/11/2029 165 145
2.38%, 02/08/2041 175 129
2.40%, 08/20/2050 525 352
2.65%, 05/11/2050 160 111
2.65%, 02/08/2051 175 121
2.70%, 08/05/2051 285 199
2.80%, 02/08/2061 175 118
2.90%, 09/12/2027 655 615
2.95%, 09/11/2049 165 123
3.20%, 05/13/2025 445 431
3.20%, 05/11/2027 320 305
3.25%, 08/08/2029 175 164
3.35%, 02/09/2027 535 514
3.35%, 08/08/2032 175 163
3.45%, 02/09/2045 30 25
3.75%, 09/12/2047 115 99
3.75%, 11/13/2047 150 130
3.85%, 05/04/2043 300 268
3.95%, 08/08/2052 175 154
4.30%, 05/10/2033
(d)
295 293
4.65%, 02/23/2046 885 873
4.85%, 05/10/2053 295 302
Dell International LLC / EMC Corp
3.38%, 12/15/2041
(i)
200 141
3.45%, 12/15/2051
(i)
400 268
5.25%, 02/01/2028 150 150
6.02%, 06/15/2026 850 864
8.10%, 07/15/2036 138 161
8.35%, 07/15/2046 83 102
Hewlett Packard Enterprise Co
4.90%, 10/15/2025 300 296
6.20%, 10/15/2035 80 84
6.35%, 10/15/2045 195 203
HP Inc
1.45%, 06/17/2026 190 171
2.20%, 06/17/2025 240 226
3.00%, 06/17/2027 240 221
4.75%, 01/15/2028 175 170
6.00%, 09/15/2041 154 156
International Business Machines Corp
2.20%, 02/09/2027 100 91
3.30%, 05/15/2026 800 763
3.50%, 05/15/2029 470 434
4.00%, 07/27/2025 165 161
4.00%, 06/20/2042 35 30
4.15%, 05/15/2039 230 202
4.25%, 05/15/2049 340 289
4.40%, 07/27/2032 165 158
4.50%, 02/06/2028 115 113
4.70%, 02/19/2046 185 167
5.10%, 02/06/2053 150 144
5.60%, 11/30/2039 92 94
5.88%, 11/29/2032 200 214
6.22%, 08/01/2027 351 368

Schedule of Investments
Bond Market Index Account
June 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Computers (continued)
NetApp Inc
2.38%, 06/22/2027 $ 160 $ 145
$ 15,015
Consumer Products - 0 .05%
Church & Dwight Co Inc
3.15%, 08/01/2027 300 282
3.95%, 08/01/2047 300 247
Clorox Co/The
1.80%, 05/15/2030 160 131
Kimberly-Clark Corp
2.75%, 02/15/2026 400 379
2.88%, 02/07/2050 160 115
$ 1,154
Cosmetics & Personal Care - 0 .22%
Colgate-Palmolive Co
3.10%, 08/15/2025 175 168
3.25%, 08/15/2032 175 161
4.60%, 03/01/2028 155 156
Estee Lauder Cos Inc/The
1.95%, 03/15/2031 170 140
2.00%, 12/01/2024 240 229
2.38%, 12/01/2029 240 208
Haleon UK Capital PLC
3.13%, 03/24/2025 250 239
Haleon US Capital LLC
3.38%, 03/24/2027 475 445
3.63%, 03/24/2032 370 332
4.00%, 03/24/2052 250 208
Kenvue Inc
4.90%, 03/22/2033
(i)
155 157
5.05%, 03/22/2028
(i)
155 156
5.05%, 03/22/2053
(i)
155 158
5.10%, 03/22/2043
(i)
155 158
5.50%, 03/22/2025
(i)
155 155
Procter & Gamble Co/The
0.55%, 10/29/2025 240 217
1.20%, 10/29/2030 340 274
1.90%, 02/01/2027 115 105
2.30%, 02/01/2032 115 100
2.80%, 03/25/2027 660 621
3.55%, 03/25/2040 160 141
3.95%, 01/26/2028 150 147
Unilever Capital Corp
1.38%, 09/14/2030 170 136
2.13%, 09/06/2029 115 99
5.90%, 11/15/2032 230 251
$ 5,161
Distribution & Wholesale - 0 .01%
WW Grainger Inc
4.60%, 06/15/2045 250 236
Diversified Financial Services - 0 .90%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
1.65%, 10/29/2024 990 930
1.75%, 10/29/2024 380 357
1.75%, 01/30/2026 170 153
2.45%, 10/29/2026 225 201
2.88%, 08/14/2024 885 850
3.00%, 10/29/2028 245 212
3.30%, 01/30/2032 380 311
3.40%, 10/29/2033 275 221
3.88%, 01/23/2028 300 276
Air Lease Corp
1.88%, 08/15/2026 200 178
2.10%, 09/01/2028 385 320
2.30%, 02/01/2025 265 249
2.88%, 01/15/2026 385 356
2.88%, 01/15/2032 200 161
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Air Lease Corp   (continued)
3.25%, 03/01/2025 $ 500 $ 476
3.25%, 10/01/2029 95 82
Ally Financial Inc
2.20%, 11/02/2028 190 152
4.75%, 06/09/2027 160 148
8.00%, 11/01/2031 540 561
American Express Co
1.65%, 11/04/2026 1,000 890
2.25%, 03/04/2025 195 185
3.30%, 05/03/2027 30 28
4.05%, 05/03/2029 75 71
4.05%, 12/03/2042 25 22
4.99%, 05/01/2026
(e)
550 543
Secured Overnight Financing Rate + 1.00%
BlackRock Inc
2.10%, 02/25/2032 150 121
2.40%, 04/30/2030 125 108
Capital One Financial Corp
1.88%, 11/02/2027
(e)
125 107
Secured Overnight Financing Rate + 0.86%
2.36%, 07/29/2032
(e)
190 134
Secured Overnight Financing Rate + 1.34%
3.20%, 02/05/2025 415 395
3.75%, 07/28/2026 850 792
4.20%, 10/29/2025 30 29
4.93%, 05/10/2028
(e)
255 242
Secured Overnight Financing Rate + 2.06%
5.82%, 02/01/2034
(e)
150 143
Secured Overnight Financing Rate + 2.60%
6.31%, 06/08/2029
(e)
150 149
Secured Overnight Financing Rate + 2.64%
Charles Schwab Corp/The
0.90%, 03/11/2026 315 278
1.15%, 05/13/2026 195 172
1.65%, 03/11/2031 315 240
1.95%, 12/01/2031 195 148
2.00%, 03/20/2028 385 331
3.45%, 02/13/2026 250 238
5.64%, 05/19/2029
(e)
150 150
Secured Overnight Financing Rate + 2.21%
CME Group Inc
3.00%, 03/15/2025 530 511
5.30%, 09/15/2043 200 208
Credit Suisse USA Inc
7.13%, 07/15/2032 300 332
Discover Financial Services
4.10%, 02/09/2027 500 464
Intercontinental Exchange Inc
1.85%, 09/15/2032 125 96
2.10%, 06/15/2030 160 133
2.65%, 09/15/2040 165 117
3.00%, 09/15/2060 165 107
3.75%, 12/01/2025 50 48
4.00%, 09/15/2027 365 355
4.25%, 09/21/2048 150 129
4.60%, 03/15/2033 185 179
4.95%, 06/15/2052 335 319
Jefferies Financial Group Inc
2.63%, 10/15/2031 165 128
4.15%, 01/23/2030 400 360
6.50%, 01/20/2043 200 200
Mastercard Inc
2.00%, 03/03/2025 210 200
2.00%, 11/18/2031 170 140
2.95%, 11/21/2026 500 472
2.95%, 03/15/2051 190 139
3.35%, 03/26/2030 80 74

Schedule of Investments
Bond Market Index Account
June 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Mastercard Inc   (continued)
3.85%, 03/26/2050 $ 560 $ 482
4.88%, 03/09/2028 155 157
Nasdaq Inc
2.50%, 12/21/2040 185 124
5.35%, 06/28/2028 150 150
5.95%, 08/15/2053 35 36
Nomura Holdings Inc
1.85%, 07/16/2025 330 302
2.33%, 01/22/2027 385 340
2.68%, 07/16/2030 330 270
5.84%, 01/18/2028
(d)
300 300
Synchrony Financial
4.25%, 08/15/2024 800 771
4.50%, 07/23/2025 20 19
Visa Inc
1.10%, 02/15/2031 165 130
1.90%, 04/15/2027 475 433
2.00%, 08/15/2050 165 101
2.05%, 04/15/2030 155 133
2.70%, 04/15/2040 155 119
3.15%, 12/14/2025 600 575
3.65%, 09/15/2047 85 72
4.15%, 12/14/2035 215 205
4.30%, 12/14/2045 375 348
Western Union Co/The
6.20%, 11/17/2036
(d)
200 199
$ 21,687
Electric - 1 .89%
AEP Texas Inc
2.10%, 07/01/2030 165 135
3.45%, 01/15/2050 55 39
3.45%, 05/15/2051 195 139
4.70%, 05/15/2032 65 62
5.25%, 05/15/2052 65 61
AEP Transmission Co LLC
2.75%, 08/15/2051 190 122
4.00%, 12/01/2046 400 335
4.50%, 06/15/2052 90 80
5.40%, 03/15/2053 155 159
AES Corp/The
2.45%, 01/15/2031 180 146
Alabama Power Co
1.45%, 09/15/2030 160 127
3.13%, 07/15/2051 190 131
4.30%, 01/02/2046 400 336
Ameren Corp
1.75%, 03/15/2028 190 163
Ameren Illinois Co
1.55%, 11/15/2030 180 143
3.25%, 03/15/2050 80 58
3.85%, 09/01/2032 115 106
American Electric Power Co Inc
1.00%, 11/01/2025 45 41
2.30%, 03/01/2030 160 133
5.63%, 03/01/2033 155 158
Appalachian Power Co
3.30%, 06/01/2027 200 187
7.00%, 04/01/2038 120 135
Arizona Public Service Co
2.60%, 08/15/2029 270 230
2.65%, 09/15/2050 170 104
4.50%, 04/01/2042 77 66
Baltimore Gas and Electric Co
2.25%, 06/15/2031 190 158
4.55%, 06/01/2052 60 53
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Berkshire Hathaway Energy Co
1.65%, 05/15/2031 $ 135 $ 105
2.85%, 05/15/2051 180 116
3.80%, 07/15/2048 300 232
4.50%, 02/01/2045 325 278
4.60%, 05/01/2053 195 167
5.15%, 11/15/2043 15 14
6.13%, 04/01/2036 156 163
CenterPoint Energy Houston Electric LLC
3.35%, 04/01/2051 190 142
4.25%, 02/01/2049 300 261
4.85%, 10/01/2052 80 76
4.95%, 04/01/2033 155 155
CenterPoint Energy Inc
1.45%, 06/01/2026 195 174
2.50%, 09/01/2024 90 86
2.95%, 03/01/2030 125 109
3.70%, 09/01/2049 90 68
CMS Energy Corp
3.75%, 12/01/2050
(e)
180 139
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
Commonwealth Edison Co
3.00%, 03/01/2050 160 110
3.13%, 03/15/2051 190 133
4.00%, 03/01/2049 300 248
5.30%, 02/01/2053 150 152
Connecticut Light and Power Co/The
0.75%, 12/01/2025 180 161
2.05%, 07/01/2031 190 155
3.20%, 03/15/2027 165 155
4.00%, 04/01/2048 500 421
Consolidated Edison Co of New York Inc
2.40%, 06/15/2031 195 162
3.00%, 12/01/2060 180 114
3.70%, 11/15/2059 80 58
3.88%, 06/15/2047 650 510
4.13%, 05/15/2049 300 246
4.20%, 03/15/2042 128 108
4.30%, 12/01/2056 230 187
5.20%, 03/01/2033 150 152
5.85%, 03/15/2036 51 52
6.15%, 11/15/2052 155 170
6.75%, 04/01/2038 125 139
Consumers Energy Co
2.50%, 05/01/2060 94 54
3.10%, 08/15/2050 245 173
4.20%, 09/01/2052 175 150
Delmarva Power & Light Co
4.15%, 05/15/2045 350 291
Dominion Energy Inc
1.45%, 04/15/2026 190 171
3.30%, 04/15/2041 190 141
3.38%, 04/01/2030 155 139
4.70%, 12/01/2044 300 259
4.90%, 08/01/2041 77 69
5.38%, 11/15/2032 105 105
5.95%, 06/15/2035 400 411
Dominion Energy South Carolina Inc
5.45%, 02/01/2041 77 77
DTE Electric Co
1.90%, 04/01/2028 435 381
2.25%, 03/01/2030 160 137
2.63%, 03/01/2031 155 132
3.95%, 03/01/2049 250 205
5.40%, 04/01/2053 155 160

Schedule of Investments
Bond Market Index Account
June 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
DTE Energy Co
1.05%, 06/01/2025 $ 85 $ 78
4.88%, 06/01/2028 100 98
Duke Energy Carolinas LLC
3.20%, 08/15/2049 450 324
4.00%, 09/30/2042 100 83
4.95%, 01/15/2033 150 149
5.30%, 02/15/2040 362 363
5.35%, 01/15/2053 150 152
Duke Energy Corp
0.90%, 09/15/2025 170 155
3.15%, 08/15/2027 15 14
3.30%, 06/15/2041 190 140
3.50%, 06/15/2051 190 138
3.75%, 09/01/2046 400 303
4.50%, 08/15/2032 175 165
5.00%, 08/15/2052 175 160
Duke Energy Florida LLC
1.75%, 06/15/2030 160 130
2.50%, 12/01/2029 330 285
3.40%, 10/01/2046 300 224
5.65%, 04/01/2040 25 26
5.95%, 11/15/2052 155 169
6.40%, 06/15/2038 66 72
Duke Energy Indiana LLC
2.75%, 04/01/2050 160 102
5.40%, 04/01/2053 155 156
6.12%, 10/15/2035 77 80
Duke Energy Ohio Inc
2.13%, 06/01/2030 160 133
Duke Energy Progress LLC
2.50%, 08/15/2050 165 102
Emera US Finance LP
3.55%, 06/15/2026 25 24
4.75%, 06/15/2046 25 20
Entergy Arkansas LLC
2.65%, 06/15/2051 170 106
5.15%, 01/15/2033 150 150
Entergy Corp
1.90%, 06/15/2028 115 98
2.40%, 06/15/2031 190 154
Entergy Louisiana LLC
2.90%, 03/15/2051 90 59
3.10%, 06/15/2041 190 143
4.75%, 09/15/2052 105 96
Entergy Texas Inc
1.75%, 03/15/2031 165 130
4.00%, 03/30/2029 300 283
4.50%, 03/30/2039 300 270
Evergy Inc
2.45%, 09/15/2024 165 158
Evergy Kansas Central Inc
5.70%, 03/15/2053 155 160
Evergy Metro Inc
2.25%, 06/01/2030 160 133
Eversource Energy
0.80%, 08/15/2025 165 149
1.65%, 08/15/2030 165 131
5.13%, 05/15/2033 150 148
Exelon Corp
3.35%, 03/15/2032 195 169
4.45%, 04/15/2046 20 17
5.63%, 06/15/2035 300 303
Florida Power & Light Co
2.45%, 02/03/2032 200 168
2.88%, 12/04/2051 195 135
3.15%, 10/01/2049 90 66
3.70%, 12/01/2047 200 162
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Florida Power & Light Co   (continued)
4.05%, 10/01/2044 $ 350 $ 299
4.40%, 05/15/2028 150 147
4.80%, 05/15/2033 110 109
5.10%, 04/01/2033 155 157
5.69%, 03/01/2040 48 50
Georgia Power Co
2.20%, 09/15/2024 165 158
4.30%, 03/15/2042 228 197
4.65%, 05/16/2028 150 147
4.70%, 05/15/2032 185 179
Hydro-Quebec
8.05%, 07/07/2024 102 104
Iberdrola International BV
6.75%, 07/15/2036 128 145
Interstate Power and Light Co
2.30%, 06/01/2030 40 33
4.10%, 09/26/2028 300 284
Kentucky Utilities Co
3.30%, 06/01/2050 155 110
5.13%, 11/01/2040 250 239
MidAmerican Energy Co
3.15%, 04/15/2050 165 115
3.65%, 04/15/2029 300 279
4.25%, 07/15/2049 300 255
Mississippi Power Co
4.25%, 03/15/2042 100 83
National Rural Utilities Cooperative Finance Corp
1.00%, 06/15/2026 190 168
2.40%, 03/15/2030 105 89
3.05%, 04/25/2027 300 278
3.25%, 11/01/2025 500 476
4.15%, 12/15/2032 175 162
4.80%, 03/15/2028 115 114
Nevada Power Co
2.40%, 05/01/2030 200 169
NextEra Energy Capital Holdings Inc
1.90%, 06/15/2028 195 167
2.25%, 06/01/2030 450 374
2.75%, 11/01/2029 115 100
4.90%, 02/28/2028 150 149
5.00%, 07/15/2032 175 173
5.25%, 02/28/2053 150 144
5.65%, 05/01/2079
(e)
500 462
3 Month USD LIBOR + 3.16%
Northern States Power Co/MN
2.25%, 04/01/2031 190 159
2.60%, 06/01/2051 160 103
2.90%, 03/01/2050 80 55
3.40%, 08/15/2042 100 78
5.10%, 05/15/2053 150 148
5.35%, 11/01/2039 82 83
NorthWestern Corp
4.18%, 11/15/2044 300 249
NSTAR Electric Co
4.55%, 06/01/2052 185 166
4.95%, 09/15/2052 80 78
Ohio Power Co
1.63%, 01/15/2031 150 118
Oncor Electric Delivery Co LLC
0.55%, 10/01/2025 165 149
3.10%, 09/15/2049 430 304
4.15%, 06/01/2032 185 176
4.30%, 05/15/2028
(i)
250 243
4.55%, 09/15/2032 115 112
4.60%, 06/01/2052 185 169
5.25%, 09/30/2040 51 51

Schedule of Investments
Bond Market Index Account
June 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Pacific Gas and Electric Co
2.10%, 08/01/2027 $ 885 $ 756
2.50%, 02/01/2031 320 251
3.30%, 08/01/2040 160 108
3.50%, 08/01/2050 1,160 738
4.20%, 06/01/2041 190 142
4.95%, 06/08/2025 455 441
5.90%, 06/15/2032 150 144
6.10%, 01/15/2029 150 148
6.75%, 01/15/2053 150 148
PacifiCorp
2.90%, 06/15/2052 190 118
5.35%, 12/01/2053 155 142
5.50%, 05/15/2054 150 141
6.25%, 10/15/2037 92 92
PECO Energy Co
2.80%, 06/15/2050 425 280
2.85%, 09/15/2051 175 115
4.38%, 08/15/2052 115 102
4.60%, 05/15/2052 55 50
4.90%, 06/15/2033 150 150
PPL Electric Utilities Corp
3.00%, 10/01/2049 80 57
3.95%, 06/01/2047 300 251
5.00%, 05/15/2033 155 155
Progress Energy Inc
7.75%, 03/01/2031 136 154
Public Service Co of Colorado
1.88%, 06/15/2031 155 124
2.70%, 01/15/2051 495 313
3.70%, 06/15/2028 300 285
4.50%, 06/01/2052 60 52
5.25%, 04/01/2053 110 106
Public Service Co of Oklahoma
5.25%, 01/15/2033 150 149
Public Service Electric and Gas Co
2.05%, 08/01/2050 165 97
2.45%, 01/15/2030 160 138
3.00%, 05/15/2027 400 374
3.15%, 01/01/2050 160 116
3.65%, 09/01/2042 200 161
4.65%, 03/15/2033 155 152
Public Service Enterprise Group Inc
0.80%, 08/15/2025 330 298
Puget Sound Energy Inc
2.89%, 09/15/2051 170 112
3.25%, 09/15/2049 60 42
5.80%, 03/15/2040 351 356
San Diego Gas & Electric Co
1.70%, 10/01/2030 170 136
3.32%, 04/15/2050 155 111
3.70%, 03/15/2052 195 151
Sempra Energy
3.40%, 02/01/2028 300 276
3.80%, 02/01/2038 300 249
4.00%, 02/01/2048 400 311
6.00%, 10/15/2039 112 115
Southern California Edison Co
2.25%, 06/01/2030 160 134
2.85%, 08/01/2029 125 109
3.45%, 02/01/2052 200 143
3.65%, 02/01/2050 315 234
4.00%, 04/01/2047 585 464
4.70%, 06/01/2027 365 359
5.30%, 03/01/2028 155 155
5.50%, 03/15/2040 102 100
5.70%, 03/01/2053 155 155
5.85%, 11/01/2027 155 159
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Southern California Edison Co   (continued)
5.95%, 02/01/2038 $ 367 $ 377
Southern Co/The
1.75%, 03/15/2028 190 162
3.25%, 07/01/2026 570 536
3.75%, 09/15/2051
(e)
435 370
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.92%
4.00%, 01/15/2051
(e)
170 157
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.73%
5.15%, 10/06/2025 90 89
5.20%, 06/15/2033 150 149
5.70%, 10/15/2032 60 62
Southern Power Co
0.90%, 01/15/2026 40 36
5.25%, 07/15/2043 200 184
Southwestern Electric Power Co
4.10%, 09/15/2028 400 379
6.20%, 03/15/2040 51 52
Tampa Electric Co
3.45%, 03/15/2051 185 132
4.35%, 05/15/2044 200 169
Tucson Electric Power Co
1.50%, 08/01/2030 455 359
3.25%, 05/01/2051 195 133
Union Electric Co
2.15%, 03/15/2032 190 152
2.63%, 03/15/2051 165 106
5.45%, 03/15/2053 155 158
Virginia Electric and Power Co
2.30%, 11/15/2031 195 158
2.45%, 12/15/2050 90 54
2.88%, 07/15/2029 90 80
2.95%, 11/15/2051 380 254
3.75%, 05/15/2027 115 110
4.20%, 05/15/2045 300 246
5.45%, 04/01/2053 125 125
6.00%, 05/15/2037 77 80
8.88%, 11/15/2038 10 13
WEC Energy Group Inc
1.38%, 10/15/2027 165 141
2.20%, 12/15/2028 200 172
4.75%, 01/09/2026 150 148
5.00%, 09/27/2025 80 79
Wisconsin Electric Power Co
2.05%, 12/15/2024 65 62
4.75%, 09/30/2032 120 117
Wisconsin Public Service Corp
2.85%, 12/01/2051 195 129
Xcel Energy Inc
1.75%, 03/15/2027 280 248
2.60%, 12/01/2029 115 98
4.60%, 06/01/2032 110 104
$ 45,268
Electrical Components & Equipment - 0 .03%
Emerson Electric Co
0.88%, 10/15/2026 550 485
2.20%, 12/21/2031 400 331
$ 816
Electronics - 0 .09%
Agilent Technologies Inc
2.10%, 06/04/2030 160 131
2.30%, 03/12/2031 195 160
Fortive Corp
3.15%, 06/15/2026 535 504

Schedule of Investments
Bond Market Index Account
June 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electronics (continued)
Honeywell International Inc
1.10%, 03/01/2027 $ 190 $ 168
1.35%, 06/01/2025 75 70
1.75%, 09/01/2031 190 152
1.95%, 06/01/2030 310 260
2.50%, 11/01/2026 50 47
2.70%, 08/15/2029 85 76
2.80%, 06/01/2050
(d)
160 119
4.25%, 01/15/2029 150 146
5.00%, 02/15/2033 155 158
Jabil Inc
1.70%, 04/15/2026 190 170
Tyco Electronics Group SA
7.13%, 10/01/2037 14 16
$ 2,177
Entertainment - 0 .10%
Warnermedia Holdings Inc
3.64%, 03/15/2025 395 381
3.76%, 03/15/2027 395 368
4.05%, 03/15/2029 390 357
4.28%, 03/15/2032 290 257
5.05%, 03/15/2042 395 333
5.14%, 03/15/2052 295 240
5.39%, 03/15/2062 635 518
$ 2,454
Environmental Control - 0 .09%
Republic Services Inc
1.75%, 02/15/2032 90 70
2.30%, 03/01/2030 340 290
2.50%, 08/15/2024 215 207
5.00%, 04/01/2034 305 304
Waste Connections Inc
2.20%, 01/15/2032 385 311
4.20%, 01/15/2033 345 324
Waste Management Inc
0.75%, 11/15/2025 90 81
2.00%, 06/01/2029 195 167
2.50%, 11/15/2050 180 115
4.15%, 04/15/2032 95 91
4.63%, 02/15/2033 150 147
$ 2,107
Federal & Federally Sponsored Credit - 0 .05%
Federal Farm Credit Banks Funding Corp
4.25%, 09/26/2024 315 311
4.38%, 06/23/2026 445 444
4.50%, 11/18/2024 460 455
$ 1,210
Finance - Mortgage Loan/Banker - 0 .58%
Fannie Mae
0.50%, 06/17/2025 370 340
0.50%, 11/07/2025 360 326
0.75%, 10/08/2027 500 434
0.88%, 08/05/2030 680 547
2.13%, 04/24/2026 1,150 1,075
2.63%, 09/06/2024 750 728
5.63%, 07/15/2037 200 229
6.63%, 11/15/2030 602 698
7.13%, 01/15/2030 199 234
7.25%, 05/15/2030 280 332
Federal Home Loan Banks
0.38%, 09/04/2025 470 428
3.25%, 11/16/2028 2,000 1,911
4.50%, 10/03/2024 1,195 1,183
4.63%, 06/06/2025 445 442
5.00%, 02/28/2025 460 459
5.50%, 07/15/2036 700 790
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Finance - Mortgage Loan/Banker (continued)
Freddie Mac
0.38%, 09/23/2025 $ 3,160 $ 2,867
6.25%, 07/15/2032
(d)
231 268
6.75%, 03/15/2031 577 678
$ 13,969
Food - 0 .30%
Campbell Soup Co
3.95%, 03/15/2025 350 340
4.15%, 03/15/2028 160 153
Conagra Brands Inc
1.38%, 11/01/2027 125 106
4.85%, 11/01/2028 205 200
5.30%, 11/01/2038 120 115
5.40%, 11/01/2048 120 114
General Mills Inc
2.25%, 10/14/2031 170 139
4.00%, 04/17/2025 300 292
4.95%, 03/29/2033 155 154
Hershey Co/The
1.70%, 06/01/2030 160 133
3.38%, 08/15/2046 350 267
J M Smucker Co/The
2.13%, 03/15/2032 195 156
JBS USA LUX SA / JBS USA Food Co / JBS USA
Finance Inc
5.13%, 02/01/2028
(i)
325 312
5.75%, 04/01/2033
(i)
325 306
6.50%, 12/01/2052
(i)
325 308
Kellogg Co
2.10%, 06/01/2030 160 133
3.25%, 04/01/2026 500 476
Koninklijke Ahold Delhaize NV
5.70%, 10/01/2040 30 30
Kroger Co/The
1.70%, 01/15/2031 190 149
3.70%, 08/01/2027 300 286
3.95%, 01/15/2050 175 140
4.45%, 02/01/2047 55 48
5.15%, 08/01/2043 300 276
5.40%, 07/15/2040 25 24
McCormick & Co Inc/MD
0.90%, 02/15/2026 190 169
1.85%, 02/15/2031 190 150
Mondelez International Inc
1.50%, 02/04/2031 105 83
2.63%, 03/17/2027 195 180
2.63%, 09/04/2050 625 405
Sysco Corp
2.40%, 02/15/2030 135 115
2.45%, 12/14/2031 115 94
4.50%, 04/01/2046 300 254
4.85%, 10/01/2045 250 222
5.38%, 09/21/2035 500 496
Tyson Foods Inc
4.55%, 06/02/2047 520 433
$ 7,258
Forest Products & Paper - 0 .05%
Celulosa Arauco y Constitucion SA
4.50%, 08/01/2024 500 491
Georgia-Pacific LLC
7.75%, 11/15/2029 51 57
International Paper Co
4.80%, 06/15/2044 223 197
Suzano Austria GmbH
2.50%, 09/15/2028 90 77
5.00%, 01/15/2030 300 284
$ 1,106

Schedule of Investments
Bond Market Index Account
June 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Gas - 0 .12%
Atmos Energy Corp
1.50%, 01/15/2031 $ 165 $ 130
3.38%, 09/15/2049 165 122
4.13%, 10/15/2044 400 336
5.75%, 10/15/2052 105 111
CenterPoint Energy Resources Corp
1.75%, 10/01/2030 165 132
4.40%, 07/01/2032 175 167
5.25%, 03/01/2028 150 150
Eastern Energy Gas Holdings LLC
2.50%, 11/15/2024 155 148
NiSource Inc
0.95%, 08/15/2025 330 301
3.49%, 05/15/2027 20 19
3.60%, 05/01/2030 150 135
5.00%, 06/15/2052 355 327
5.25%, 03/30/2028 60 60
5.40%, 06/30/2033 150 150
Southern California Gas Co
2.55%, 02/01/2030 160 137
5.75%, 06/01/2053 150 152
Southern Co Gas Capital Corp
1.75%, 01/15/2031 165 130
3.15%, 09/30/2051 195 132
Washington Gas Light Co
3.65%, 09/15/2049 95 71
$ 2,910
Hand & Machine Tools - 0 .03%
Stanley Black & Decker Inc
2.30%, 03/15/2030 735 606
2.75%, 11/15/2050 175 104
$ 710
Healthcare - Products - 0 .28%
Abbott Laboratories
1.15%, 01/30/2028 250 216
1.40%, 06/30/2030 330 272
3.75%, 11/30/2026 266 259
4.75%, 11/30/2036 40 40
4.90%, 11/30/2046 500 505
5.30%, 05/27/2040 200 209
Baxter International Inc
1.73%, 04/01/2031 175 135
1.92%, 02/01/2027 395 351
2.27%, 12/01/2028 195 167
Boston Scientific Corp
1.90%, 06/01/2025 160 150
2.65%, 06/01/2030 160 139
4.70%, 03/01/2049 17 16
7.38%, 01/15/2040 51 61
Danaher Corp
2.60%, 10/01/2050 165 111
DH Europe Finance II Sarl
2.60%, 11/15/2029 155 136
3.25%, 11/15/2039 155 126
GE HealthCare Technologies Inc
5.60%, 11/15/2025 155 155
5.65%, 11/15/2027 155 157
5.86%, 03/15/2030 155 159
5.91%, 11/22/2032 155 162
6.38%, 11/22/2052 155 173
Koninklijke Philips NV
5.00%, 03/15/2042 128 118
Medtronic Global Holdings SCA
4.25%, 03/30/2028 155 151
Medtronic Inc
4.38%, 03/15/2035 665 639
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Products (continued)
Revvity Inc
0.85%, 09/15/2024 $ 120 $ 113
1.90%, 09/15/2028 155 131
Stryker Corp
3.50%, 03/15/2026 500 480
4.10%, 04/01/2043 200 171
4.63%, 03/15/2046 20 19
Thermo Fisher Scientific Inc
1.22%, 10/18/2024 385 364
2.00%, 10/15/2031 190 155
2.60%, 10/01/2029 160 141
2.80%, 10/15/2041 250 186
4.80%, 11/21/2027 155 156
Zimmer Biomet Holdings Inc
2.60%, 11/24/2031 165 137
$ 6,660
Healthcare - Services - 0 .65%
Aetna Inc
3.50%, 11/15/2024 300 291
4.13%, 11/15/2042 100 82
6.63%, 06/15/2036 105 115
6.75%, 12/15/2037 112 123
Ascension Health
3.95%, 11/15/2046 500 419
Baylor Scott & White Holdings
3.97%, 11/15/2046 232 193
Centene Corp
4.63%, 12/15/2029 500 460
Children's Hospital Medical Center/Cincinnati OH
4.27%, 05/15/2044 215 189
CommonSpirit Health
4.35%, 11/01/2042 200 172
Elevance Health Inc
1.50%, 03/15/2026 190 172
2.88%, 09/15/2029 120 106
3.13%, 05/15/2050 600 418
3.60%, 03/15/2051 190 145
3.65%, 12/01/2027 300 283
4.10%, 05/15/2032 170 158
4.38%, 12/01/2047 300 261
4.63%, 05/15/2042 30 27
4.65%, 01/15/2043 115 105
4.75%, 02/15/2033 150 146
6.10%, 10/15/2052 150 164
HCA Inc
2.38%, 07/15/2031 190 152
3.38%, 03/15/2029
(i)
390 347
3.50%, 07/15/2051 190 131
4.38%, 03/15/2042
(i)
195 161
4.50%, 02/15/2027 800 772
5.20%, 06/01/2028 150 149
5.25%, 06/15/2026 750 742
5.50%, 06/01/2033 150 150
Humana Inc
1.35%, 02/03/2027 190 165
2.15%, 02/03/2032 190 150
3.13%, 08/15/2029 85 75
4.50%, 04/01/2025 160 157
4.95%, 10/01/2044 325 297
5.50%, 03/15/2053 155 154
Kaiser Foundation Hospitals
3.27%, 11/01/2049 230 170
4.15%, 05/01/2047 470 410
Laboratory Corp of America Holdings
2.30%, 12/01/2024 310 294
2.95%, 12/01/2029 310 272
4.70%, 02/01/2045 115 100

Schedule of Investments
Bond Market Index Account
June 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
Mass General Brigham Inc
3.19%, 07/01/2049 $ 315 $ 229
4.12%, 07/01/2055 300 250
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/2052 200 170
4.20%, 07/01/2055 250 212
Mount Sinai Hospitals Group Inc
3.98%, 07/01/2048 400 319
Quest Diagnostics Inc
2.95%, 06/30/2030 155 136
UnitedHealth Group Inc
1.25%, 01/15/2026 160 146
2.00%, 05/15/2030 160 135
2.30%, 05/15/2031 195 165
2.38%, 08/15/2024 250 242
2.75%, 05/15/2040 160 119
2.88%, 08/15/2029 175 157
2.90%, 05/15/2050 160 112
3.05%, 05/15/2041 195 151
3.25%, 05/15/2051 120 90
3.45%, 01/15/2027 440 422
3.50%, 08/15/2039 200 168
3.70%, 05/15/2027 185 178
3.70%, 08/15/2049 350 281
4.20%, 05/15/2032 185 177
4.25%, 01/15/2029 305 296
4.25%, 06/15/2048 165 145
4.45%, 12/15/2048 120 109
4.63%, 07/15/2035 30 29
4.75%, 07/15/2045 700 670
4.75%, 05/15/2052 185 176
5.20%, 04/15/2063 305 305
5.25%, 02/15/2028 295 301
5.35%, 02/15/2033 295 307
5.88%, 02/15/2053 295 328
6.50%, 06/15/2037 77 86
$ 15,488
Home Builders - 0 .01%
DR Horton Inc
1.30%, 10/15/2026 190 166
1.40%, 10/15/2027 165 142
$ 308
Insurance - 0 .64%
Aflac Inc
1.13%, 03/15/2026 195 175
Allied World Assurance Co Holdings Ltd
4.35%, 10/29/2025 500 475
Allstate Corp/The
0.75%, 12/15/2025 160 143
1.45%, 12/15/2030 160 124
3.28%, 12/15/2026 500 471
5.25%, 03/30/2033 125 125
5.55%, 05/09/2035 200 203
American International Group Inc
4.80%, 07/10/2045 50 44
5.13%, 03/27/2033 450 439
Aon Corp
2.80%, 05/15/2030 160 138
Aon Corp / Aon Global Holdings PLC
2.60%, 12/02/2031 245 202
2.85%, 05/28/2027 195 178
2.90%, 08/23/2051 195 127
5.00%, 09/12/2032 90 89
5.35%, 02/28/2033 155 156
Arch Capital Finance LLC
5.03%, 12/15/2046 250 222
Arch Capital Group US Inc
5.14%, 11/01/2043 375 342
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Athene Holding Ltd
4.13%, 01/12/2028 $ 500 $ 456
Berkshire Hathaway Finance Corp
1.45%, 10/15/2030 165 134
1.85%, 03/12/2030 80 68
2.30%, 03/15/2027 195 182
2.50%, 01/15/2051 190 124
2.85%, 10/15/2050 125 87
2.88%, 03/15/2032 195 172
4.20%, 08/15/2048 285 257
4.25%, 01/15/2049 400 364
4.30%, 05/15/2043 300 274
5.75%, 01/15/2040 115 127
Berkshire Hathaway Inc
3.13%, 03/15/2026 350 337
4.50%, 02/11/2043 25 24
Chubb Corp/The
6.50%, 05/15/2038 10 11
Chubb INA Holdings Inc
1.38%, 09/15/2030 335 266
2.85%, 12/15/2051 100 70
3.35%, 05/03/2026 30 29
4.35%, 11/03/2045 25 23
6.70%, 05/15/2036 250 279
CNA Financial Corp
2.05%, 08/15/2030 165 132
Corebridge Financial Inc
3.50%, 04/04/2025 200 191
3.85%, 04/05/2029 200 180
3.90%, 04/05/2032 200 174
Equitable Holdings Inc
4.35%, 04/20/2028 605 566
Hartford Financial Services Group Inc/The
2.90%, 09/15/2051 165 107
3.60%, 08/19/2049 170 128
4.30%, 04/15/2043 250 204
Lincoln National Corp
4.35%, 03/01/2048 55 39
7.00%, 06/15/2040 47 49
Loews Corp
4.13%, 05/15/2043 200 166
Manulife Financial Corp
5.38%, 03/04/2046 250 247
Markel Group Inc
3.45%, 05/07/2052 250 176
Marsh & McLennan Cos Inc
2.38%, 12/15/2031 150 122
4.38%, 03/15/2029 50 49
4.90%, 03/15/2049 400 376
6.25%, 11/01/2052 150 169
MetLife Inc
3.00%, 03/01/2025 300 290
4.05%, 03/01/2045 400 336
4.60%, 05/13/2046 225 203
4.88%, 11/13/2043 20 18
5.25%, 01/15/2054 150 145
5.70%, 06/15/2035 164 169
6.40%, 12/15/2066 288 287
Progressive Corp/The
3.20%, 03/26/2030 160 143
3.70%, 03/15/2052 165 129
4.35%, 04/25/2044 200 173
4.95%, 06/15/2033 150 149
Prudential Financial Inc
2.10%, 03/10/2030
(d)
160 135
3.70%, 10/01/2050
(e)
165 139
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.04%

Schedule of Investments
Bond Market Index Account
June 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Prudential Financial Inc   (continued)
3.70%, 03/13/2051 $ 630 $ 483
3.91%, 12/07/2047 177 141
5.70%, 12/14/2036 25 26
5.70%, 09/15/2048
(e)
400 386
3 Month USD LIBOR + 2.67%
Travelers Cos Inc/The
3.05%, 06/08/2051 270 192
4.00%, 05/30/2047 400 337
5.45%, 05/25/2053 185 194
6.25%, 06/15/2037 12 13
6.75%, 06/20/2036 51 58
Trinity Acquisition PLC
4.40%, 03/15/2026 500 482
W R Berkley Corp
4.00%, 05/12/2050 85 67
Willis North America Inc
2.95%, 09/15/2029 55 47
3.88%, 09/15/2049 165 120
5.35%, 05/15/2033 150 146
XL Group Ltd
5.25%, 12/15/2043 400 394
$ 15,414
Internet - 0 .50%
Alibaba Group Holding Ltd
2.13%, 02/09/2031
(d)
200 163
3.15%, 02/09/2051 300 194
3.40%, 12/06/2027 325 302
3.60%, 11/28/2024 300 291
4.20%, 12/06/2047 575 452
4.40%, 12/06/2057 305 239
Alphabet Inc
0.80%, 08/15/2027 330 286
1.10%, 08/15/2030 165 133
1.90%, 08/15/2040 165 114
2.00%, 08/15/2026 30 28
2.05%, 08/15/2050 165 103
2.25%, 08/15/2060 165 100
Amazon.com Inc
1.20%, 06/03/2027 465 408
1.50%, 06/03/2030 465 382
1.65%, 05/12/2028 560 489
2.10%, 05/12/2031 365 307
2.88%, 05/12/2041 365 281
3.00%, 04/13/2025 300 289
3.10%, 05/12/2051 365 272
3.15%, 08/22/2027 490 461
3.25%, 05/12/2061 385 279
3.30%, 04/13/2027 380 362
3.60%, 04/13/2032 380 354
3.80%, 12/05/2024 20 20
3.88%, 08/22/2037 340 310
3.95%, 04/13/2052 190 166
4.05%, 08/22/2047 30 27
4.60%, 12/01/2025 280 278
4.65%, 12/01/2029 280 281
4.70%, 12/01/2032 280 282
4.80%, 12/05/2034 30 31
4.95%, 12/05/2044 240 243
Baidu Inc
1.72%, 04/09/2026 200 179
2.38%, 10/09/2030 200 164
3.08%, 04/07/2025
(d)
200 191
4.13%, 06/30/2025
(d)
500 483
eBay Inc
1.90%, 03/11/2025 160 150
2.60%, 05/10/2031 195 163
3.45%, 08/01/2024 605 592
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Internet (continued)
eBay Inc   (continued)
4.00%, 07/15/2042 $ 100 $ 79
5.95%, 11/22/2027 155 159
Expedia Group Inc
2.95%, 03/15/2031 195 164
Meta Platforms Inc
3.50%, 08/15/2027 345 328
3.85%, 08/15/2032 345 320
4.45%, 08/15/2052 300 261
4.60%, 05/15/2028 150 148
4.80%, 05/15/2030 295 295
4.95%, 05/15/2033 150 150
5.60%, 05/15/2053 295 303
$ 12,056
Iron & Steel - 0 .07%
Nucor Corp
2.00%, 06/01/2025 155 145
3.13%, 04/01/2032 195 169
4.30%, 05/23/2027 185 179
Steel Dynamics Inc
1.65%, 10/15/2027 85 72
2.40%, 06/15/2025 40 37
2.80%, 12/15/2024 500 477
Vale Overseas Ltd
6.13%, 06/12/2033 295 296
6.88%, 11/21/2036 317 332
8.25%, 01/17/2034 38 44
$ 1,751
Lodging - 0 .02%
Marriott International Inc/MD
2.85%, 04/15/2031 195 164
5.00%, 10/15/2027 300 298
$ 462
Machinery - Construction & Mining - 0 .08%
Caterpillar Financial Services Corp
0.80%, 11/13/2025 180 163
1.10%, 09/14/2027 335 289
1.15%, 09/14/2026 195 173
3.40%, 05/13/2025 365 353
3.65%, 08/12/2025 175 170
4.35%, 05/15/2026 150 148
4.90%, 01/17/2025 155 154
Caterpillar Inc
2.60%, 04/09/2030 150 133
3.25%, 09/19/2049 160 126
3.80%, 08/15/2042 105 92
6.05%, 08/15/2036 132 145
$ 1,946
Machinery - Diversified - 0 .16%
CNH Industrial Capital LLC
1.45%, 07/15/2026 200 177
1.88%, 01/15/2026 165 151
Deere & Co
2.88%, 09/07/2049 165 124
3.10%, 04/15/2030 160 146
3.90%, 06/09/2042 30 27
5.38%, 10/16/2029 100 103
Dover Corp
5.38%, 03/01/2041 77 75
John Deere Capital Corp
0.70%, 01/15/2026 155 139
1.05%, 06/17/2026 190 171
1.50%, 03/06/2028 190 164
2.00%, 06/17/2031 195 160
2.05%, 01/09/2025 160 152
2.35%, 03/08/2027 195 179
2.80%, 07/18/2029 185 166
3.40%, 06/06/2025 175 170

Schedule of Investments
Bond Market Index Account
June 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Machinery - Diversified (continued)
John Deere Capital Corp   (continued)
4.15%, 09/15/2027 $ 205 $ 200
4.35%, 09/15/2032 120 118
4.55%, 10/11/2024 120 119
4.75%, 06/08/2026 295 294
4.80%, 01/09/2026 150 149
5.15%, 03/03/2025 310 310
Otis Worldwide Corp
2.06%, 04/05/2025 160 151
2.57%, 02/15/2030 160 138
3.36%, 02/15/2050 160 117
Rockwell Automation Inc
1.75%, 08/15/2031 135 109
2.80%, 08/15/2061 190 124
$ 3,933
Media - 0 .71%
Charter Communications Operating LLC / Charter
Communications Operating Capital
2.25%, 01/15/2029 385 321
2.30%, 02/01/2032 145 110
2.80%, 04/01/2031 405 326
3.50%, 06/01/2041 380 257
3.70%, 04/01/2051 405 256
3.85%, 04/01/2061 145 88
3.90%, 06/01/2052 195 128
4.40%, 12/01/2061 95 64
4.80%, 03/01/2050 545 411
4.91%, 07/23/2025 450 441
5.75%, 04/01/2048 605 518
6.48%, 10/23/2045 435 409
Comcast Corp
1.50%, 02/15/2031 165 131
2.35%, 01/15/2027 60 55
2.45%, 08/15/2052 165 101
2.65%, 02/01/2030 125 109
2.65%, 08/15/2062 165 98
2.89%, 11/01/2051 1,247 836
3.15%, 03/01/2026 30 29
3.25%, 11/01/2039 245 194
3.38%, 08/15/2025 525 506
3.40%, 07/15/2046 20 15
3.45%, 02/01/2050 485 369
3.55%, 05/01/2028 125 118
3.75%, 04/01/2040 860 725
3.90%, 03/01/2038 150 130
4.00%, 08/15/2047 30 25
4.00%, 03/01/2048 400 333
4.00%, 11/01/2049 20 16
4.15%, 10/15/2028 500 484
4.25%, 01/15/2033 120 114
4.55%, 01/15/2029 575 565
4.80%, 05/15/2033 575 569
5.25%, 11/07/2025 70 70
5.35%, 05/15/2053 575 584
5.50%, 11/15/2032 120 125
5.65%, 06/15/2035 20 21
7.05%, 03/15/2033 15 17
Discovery Communications LLC
3.63%, 05/15/2030 180 158
3.95%, 06/15/2025 250 240
3.95%, 03/20/2028 250 232
4.00%, 09/15/2055 301 200
Fox Corp
3.05%, 04/07/2025 40 38
5.48%, 01/25/2039 200 187
5.58%, 01/25/2049 500 468
Grupo Televisa SAB
4.63%, 01/30/2026 500 487
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
NBCUniversal Media LLC
4.45%, 01/15/2043 $ 10 $ 9
Paramount Global
4.00%, 01/15/2026 300 286
4.20%, 05/19/2032 200 168
4.38%, 03/15/2043 235 166
4.85%, 07/01/2042 200 148
6.88%, 04/30/2036 181 176
7.88%, 07/30/2030 178 188
Thomson Reuters Corp
5.85%, 04/15/2040 25 25
Time Warner Cable Enterprises LLC
8.38%, 07/15/2033 95 104
Time Warner Cable LLC
5.50%, 09/01/2041 340 283
5.88%, 11/15/2040 20 18
6.55%, 05/01/2037 176 169
6.75%, 06/15/2039 77 74
7.30%, 07/01/2038 300 306
TWDC Enterprises 18 Corp
3.70%, 12/01/2042 100 83
7.00%, 03/01/2032 51 58
Walt Disney Co/The
1.75%, 01/13/2026 315 291
2.00%, 09/01/2029 245 209
2.20%, 01/13/2028 460 416
2.65%, 01/13/2031 395 344
2.75%, 09/01/2049 325 220
3.35%, 03/24/2025 120 116
3.50%, 05/13/2040 160 132
3.60%, 01/13/2051 160 127
3.70%, 03/23/2027 120 116
4.63%, 03/23/2040 240 231
4.75%, 11/15/2046 230 217
4.95%, 10/15/2045 350 338
6.20%, 12/15/2034 154 169
6.40%, 12/15/2035 98 110
$ 16,975
Metal Fabrication & Hardware - 0 .01%
Precision Castparts Corp
3.25%, 06/15/2025 25 24
4.38%, 06/15/2045 250 223
$ 247
Mining - 0 .14%
Barrick North America Finance LLC
5.75%, 05/01/2043 355 365
Barrick PD Australia Finance Pty Ltd
5.95%, 10/15/2039 90 94
BHP Billiton Finance USA Ltd
4.13%, 02/24/2042 500 453
4.88%, 02/27/2026 155 154
4.90%, 02/28/2033 155 155
5.00%, 09/30/2043 270 270
Newmont Corp
2.25%, 10/01/2030 610 500
2.60%, 07/15/2032 140 114
4.88%, 03/15/2042 20 19
Rio Tinto Alcan Inc
6.13%, 12/15/2033 77 83
Rio Tinto Finance USA Ltd
2.75%, 11/02/2051 175 119
Rio Tinto Finance USA PLC
4.75%, 03/22/2042 328 311
5.00%, 03/09/2033 155 156
Southern Copper Corp
5.88%, 04/23/2045 350 358
6.75%, 04/16/2040 258 284
$ 3,435

Schedule of Investments
Bond Market Index Account
June 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Miscellaneous Manufacturers - 0 .11%
3M Co
2.00%, 02/14/2025
(d)
$ 130 $ 123
2.38%, 08/26/2029
(d)
500 429
Eaton Corp
3.10%, 09/15/2027 575 539
4.00%, 11/02/2032 100 94
4.15%, 03/15/2033 150 142
4.15%, 11/02/2042 50 45
Illinois Tool Works Inc
2.65%, 11/15/2026 500 468
Parker-Hannifin Corp
4.25%, 09/15/2027 355 344
4.50%, 09/15/2029 355 345
Teledyne Technologies Inc
2.25%, 04/01/2028 190 166
$ 2,695
Oil & Gas - 0 .81%
BP Capital Markets America Inc
1.75%, 08/10/2030 460 377
2.72%, 01/12/2032 100 85
2.77%, 11/10/2050 425 281
2.94%, 06/04/2051 190 130
3.00%, 02/24/2050 160 111
3.00%, 03/17/2052 195 134
3.06%, 06/17/2041 385 292
3.54%, 04/06/2027 275 263
3.59%, 04/14/2027 30 29
4.81%, 02/13/2033 150 148
4.89%, 09/11/2033 150 148
BP Capital Markets PLC
3.28%, 09/19/2027 175 165
3.72%, 11/28/2028 40 38
Canadian Natural Resources Ltd
3.85%, 06/01/2027 655 619
4.95%, 06/01/2047 20 18
6.25%, 03/15/2038 250 254
Chevron Corp
1.55%, 05/11/2025 85 80
2.00%, 05/11/2027 160 145
2.24%, 05/11/2030 160 139
2.95%, 05/16/2026 355 338
3.08%, 05/11/2050 160 119
Chevron USA Inc
0.69%, 08/12/2025 330 301
1.02%, 08/12/2027 165 143
2.34%, 08/12/2050 165 105
3.25%, 10/15/2029 325 301
ConocoPhillips Co
2.40%, 03/07/2025 24 23
3.76%, 03/15/2042 402 338
3.80%, 03/15/2052 135 109
4.03%, 03/15/2062 169 137
4.30%, 11/15/2044 420 371
Devon Energy Corp
5.00%, 06/15/2045 10 9
5.60%, 07/15/2041 425 400
Diamondback Energy Inc
3.25%, 12/01/2026 155 146
EOG Resources Inc
4.15%, 01/15/2026 350 343
Equinor ASA
1.75%, 01/22/2026 160 148
2.88%, 04/06/2025 145 139
3.00%, 04/06/2027 345 323
3.25%, 11/18/2049 450 338
3.63%, 04/06/2040 145 122
5.10%, 08/17/2040 263 264
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Exxon Mobil Corp
2.02%, 08/16/2024 $ 400 $ 386
2.28%, 08/16/2026 500 464
2.44%, 08/16/2029 150 133
2.61%, 10/15/2030 305 268
2.99%, 03/19/2025 305 294
3.00%, 08/16/2039 150 119
3.10%, 08/16/2049 450 329
3.45%, 04/15/2051 405 315
4.23%, 03/19/2040 305 281
Hess Corp
5.60%, 02/15/2041 51 49
7.13%, 03/15/2033 221 241
7.30%, 08/15/2031 25 27
HF Sinclair Corp
5.88%, 04/01/2026 475 477
Marathon Oil Corp
6.60%, 10/01/2037 223 222
Marathon Petroleum Corp
3.63%, 09/15/2024 400 389
5.00%, 09/15/2054 200 165
5.13%, 12/15/2026 300 297
Occidental Petroleum Corp
6.45%, 09/15/2036 295 303
6.63%, 09/01/2030 295 307
Phillips 66
1.30%, 02/15/2026 90 81
2.15%, 12/15/2030 410 335
3.85%, 04/09/2025 490 476
5.88%, 05/01/2042 128 133
Phillips 66 Co
4.95%, 12/01/2027 155 154
Pioneer Natural Resources Co
1.13%, 01/15/2026 190 171
1.90%, 08/15/2030 165 134
2.15%, 01/15/2031 190 156
Shell International Finance BV
2.00%, 11/07/2024 155 148
2.38%, 11/07/2029 155 135
2.50%, 09/12/2026 330 307
2.75%, 04/06/2030 400 357
2.88%, 11/26/2041 180 135
3.13%, 11/07/2049 155 113
3.25%, 04/06/2050 400 298
3.63%, 08/21/2042 100 83
4.00%, 05/10/2046 245 208
4.38%, 05/11/2045 490 442
4.55%, 08/12/2043 35 32
5.50%, 03/25/2040 25 26
6.38%, 12/15/2038 43 48
Suncor Energy Inc
3.75%, 03/04/2051 190 139
4.00%, 11/15/2047 90 69
6.50%, 06/15/2038 428 444
6.80%, 05/15/2038 12 13
6.85%, 06/01/2039 5 5
TotalEnergies Capital International SA
2.43%, 01/10/2025 85 81
2.83%, 01/10/2030 85 76
2.99%, 06/29/2041 170 129
3.13%, 05/29/2050 510 370
3.39%, 06/29/2060 370 272
3.46%, 07/12/2049 85 66
Valero Energy Corp
2.80%, 12/01/2031 395 323
4.00%, 06/01/2052 195 147
6.63%, 06/15/2037 234 251

Schedule of Investments
Bond Market Index Account
June 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Valero Energy Corp   (continued)
7.50%, 04/15/2032 $ 15 $ 17
$ 19,413
Oil & Gas Services - 0 .06%
Baker Hughes Holdings LLC / Baker Hughes Co-
Obligor Inc
2.06%, 12/15/2026 200 180
3.14%, 11/07/2029 155 138
3.34%, 12/15/2027 165 153
4.08%, 12/15/2047 170 137
Halliburton Co
3.80%, 11/15/2025 24 23
4.50%, 11/15/2041 51 43
4.85%, 11/15/2035 275 259
7.45%, 09/15/2039 10 12
NOV Inc
3.60%, 12/01/2029 155 138
3.95%, 12/01/2042 200 147
Schlumberger Investment SA
2.65%, 06/26/2030 165 144
$ 1,374
Packaging & Containers - 0 .04%
Amcor Flexibles North America Inc
4.00%, 05/17/2025 365 353
Packaging Corp of America
3.00%, 12/15/2029 310 270
3.05%, 10/01/2051 165 109
4.05%, 12/15/2049 155 123
WRKCo Inc
3.00%, 06/15/2033
(d)
80 65
$ 920
Pharmaceuticals - 1 .56%
AbbVie Inc
2.60%, 11/21/2024 465 446
2.95%, 11/21/2026 310 290
3.20%, 05/14/2026 335 317
3.20%, 11/21/2029 775 701
3.80%, 03/15/2025 330 321
4.05%, 11/21/2039 385 335
4.25%, 11/14/2028 220 213
4.25%, 11/21/2049 620 535
4.30%, 05/14/2036 170 156
4.40%, 11/06/2042 200 179
4.45%, 05/14/2046 280 247
4.50%, 05/14/2035 300 285
4.63%, 10/01/2042 100 90
4.70%, 05/14/2045 330 301
4.75%, 03/15/2045 235 215
4.88%, 11/14/2048 210 198
Astrazeneca Finance LLC
1.75%, 05/28/2028 195 169
2.25%, 05/28/2031 190 160
4.88%, 03/03/2028 130 130
4.88%, 03/03/2033 130 132
AstraZeneca PLC
0.70%, 04/08/2026 125 112
1.38%, 08/06/2030 165 133
2.13%, 08/06/2050 85 53
3.00%, 05/28/2051 155 115
3.38%, 11/16/2025 605 582
4.00%, 09/18/2042 125 111
4.38%, 11/16/2045 185 172
4.38%, 08/17/2048 90 84
6.45%, 09/15/2037 164 188
Becton Dickinson & Co
1.96%, 02/11/2031 190 154
2.82%, 05/20/2030 160 140
3.70%, 06/06/2027 600 570
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Becton Dickinson & Co   (continued)
3.73%, 12/15/2024 $ 54 $ 52
4.67%, 06/06/2047 35 32
4.69%, 12/15/2044 196 178
Bristol-Myers Squibb Co
0.75%, 11/13/2025 180 164
1.13%, 11/13/2027 315 274
1.45%, 11/13/2030 180 145
2.55%, 11/13/2050 180 117
2.90%, 07/26/2024 389 379
2.95%, 03/15/2032 500 442
3.25%, 08/01/2042 300 234
3.40%, 07/26/2029 167 155
3.55%, 03/15/2042 500 415
3.70%, 03/15/2052 600 487
3.90%, 02/20/2028 185 180
4.13%, 06/15/2039 230 210
4.25%, 10/26/2049 430 381
4.35%, 11/15/2047 150 136
4.55%, 02/20/2048 144 134
Cardinal Health Inc
3.41%, 06/15/2027 200 189
4.60%, 03/15/2043 100 84
Cigna Group/The
1.25%, 03/15/2026 370 332
2.40%, 03/15/2030 860 731
3.20%, 03/15/2040 160 123
3.40%, 03/15/2051 185 135
4.13%, 11/15/2025 270 263
4.38%, 10/15/2028 750 725
4.80%, 08/15/2038 400 378
4.80%, 07/15/2046 25 23
4.90%, 12/15/2048 360 335
6.13%, 11/15/2041 16 17
CVS Health Corp
1.30%, 08/21/2027 165 142
1.75%, 08/21/2030 165 132
1.88%, 02/28/2031 185 147
2.63%, 08/15/2024 420 406
2.70%, 08/21/2040 750 524
3.00%, 08/15/2026 375 352
3.25%, 08/15/2029 170 153
4.30%, 03/25/2028 219 211
4.78%, 03/25/2038 485 448
5.00%, 01/30/2029 150 149
5.05%, 03/25/2048 880 811
5.13%, 07/20/2045 370 342
5.25%, 02/21/2033 150 149
5.30%, 06/01/2033 150 150
5.30%, 12/05/2043 25 24
5.63%, 02/21/2053 150 149
5.88%, 06/01/2053 295 303
Eli Lilly & Co
3.95%, 03/15/2049 400 357
4.70%, 02/27/2033 120 122
4.88%, 02/27/2053 115 118
GlaxoSmithKline Capital Inc
3.63%, 05/15/2025 600 583
3.88%, 05/15/2028 545 524
5.38%, 04/15/2034 500 527
Johnson & Johnson
0.55%, 09/01/2025 370 338
0.95%, 09/01/2027 370 323
2.10%, 09/01/2040 370 261
2.45%, 03/01/2026 30 28
3.50%, 01/15/2048 90 76
3.63%, 03/03/2037 20 18
3.70%, 03/01/2046 225 198

Schedule of Investments
Bond Market Index Account
June 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Johnson & Johnson   (continued)
3.75%, 03/03/2047 $ 30 $ 26
4.95%, 05/15/2033 201 212
McKesson Corp
0.90%, 12/03/2025 185 166
Mead Johnson Nutrition Co
4.60%, 06/01/2044 250 226
Merck & Co Inc
0.75%, 02/24/2026 80 72
1.45%, 06/24/2030 365 298
1.70%, 06/10/2027 340 305
1.90%, 12/10/2028 190 166
2.15%, 12/10/2031 380 315
2.35%, 06/24/2040 285 204
2.75%, 02/10/2025 385 371
2.75%, 12/10/2051 235 162
3.60%, 09/15/2042 100 83
3.70%, 02/10/2045 10 8
3.90%, 03/07/2039 115 103
4.00%, 03/07/2049 170 150
4.05%, 05/17/2028
(d)
295 290
4.15%, 05/18/2043 200 182
4.50%, 05/17/2033 295 293
5.00%, 05/17/2053 295 299
Novartis Capital Corp
1.75%, 02/14/2025 325 308
2.00%, 02/14/2027 325 298
2.20%, 08/14/2030 160 138
2.75%, 08/14/2050 160 116
3.00%, 11/20/2025 500 478
4.40%, 05/06/2044 350 335
Pfizer Inc
0.80%, 05/28/2025 445 411
1.70%, 05/28/2030 195 162
1.75%, 08/18/2031 155 126
2.55%, 05/28/2040 450 331
2.63%, 04/01/2030 160 142
2.70%, 05/28/2050 190 134
3.45%, 03/15/2029 210 198
4.00%, 03/15/2049 140 125
4.40%, 05/15/2044 30 28
5.60%, 09/15/2040 380 410
7.20%, 03/15/2039 176 219
Pfizer Investment Enterprises Pte Ltd
4.45%, 05/19/2026 295 291
4.45%, 05/19/2028 445 437
4.65%, 05/19/2025 295 292
4.65%, 05/19/2030 295 291
4.75%, 05/19/2033 445 443
5.11%, 05/19/2043 295 296
5.30%, 05/19/2053 445 463
5.34%, 05/19/2063 295 299
Sanofi
3.63%, 06/19/2028 400 385
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/2026 525 493
Takeda Pharmaceutical Co Ltd
2.05%, 03/31/2030 405 337
3.18%, 07/09/2050 405 285
Utah Acquisition Sub Inc
3.95%, 06/15/2026 595 565
5.25%, 06/15/2046 170 134
Viatris Inc
2.30%, 06/22/2027 120 105
2.70%, 06/22/2030 160 129
3.85%, 06/22/2040 120 83
4.00%, 06/22/2050 160 106
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Wyeth LLC
5.95%, 04/01/2037 $ 91 $ 99
6.50%, 02/01/2034 144 161
Zoetis Inc
2.00%, 05/15/2030 350 292
3.00%, 05/15/2050 175 122
3.95%, 09/12/2047 5 4
5.40%, 11/14/2025 110 110
$ 37,461
Pipelines - 0 .79%
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/2029 310 281
Eastern Gas Transmission & Storage Inc
4.80%, 11/01/2043 300 261
Enbridge Energy Partners LP
7.38%, 10/15/2045 100 115
Enbridge Inc
1.60%, 10/04/2026 60 53
2.50%, 01/15/2025 155 147
2.50%, 08/01/2033 390 305
3.13%, 11/15/2029 155 137
3.40%, 08/01/2051 390 272
5.50%, 12/01/2046 30 29
5.70%, 03/08/2033 155 157
Energy Transfer LP
2.90%, 05/15/2025 315 298
3.75%, 05/15/2030 160 144
4.75%, 01/15/2026 50 49
4.95%, 01/15/2043 200 166
5.00%, 05/15/2044 350 294
5.15%, 03/15/2045 400 345
5.25%, 04/15/2029 400 391
5.30%, 04/15/2047 15 13
5.35%, 05/15/2045 15 13
5.75%, 02/15/2033 155 156
6.13%, 12/15/2045 525 499
6.25%, 04/15/2049 500 488
6.50%, 02/01/2042 402 407
Enterprise Products Operating LLC
2.80%, 01/31/2030 120 105
3.30%, 02/15/2053 65 46
3.70%, 02/15/2026 375 362
3.70%, 01/31/2051 250 191
3.75%, 02/15/2025 500 486
4.25%, 02/15/2048 155 131
4.85%, 08/15/2042 300 275
4.85%, 03/15/2044 430 397
4.90%, 05/15/2046 400 369
5.05%, 01/10/2026 150 150
6.13%, 10/15/2039 123 131
6.45%, 09/01/2040 177 192
6.88%, 03/01/2033 15 17
Kinder Morgan Energy Partners LP
4.70%, 11/01/2042 200 166
5.00%, 03/01/2043 100 86
5.40%, 09/01/2044 400 355
6.38%, 03/01/2041 128 128
6.50%, 09/01/2039 112 115
6.95%, 01/15/2038 112 120
7.40%, 03/15/2031 177 192
Kinder Morgan Inc
1.75%, 11/15/2026 190 168
2.00%, 02/15/2031 310 246
3.25%, 08/01/2050 310 200
3.60%, 02/15/2051 155 107
4.30%, 06/01/2025 55 54
5.05%, 02/15/2046 15 13
5.20%, 06/01/2033 150 145

Schedule of Investments
Bond Market Index Account
June 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Kinder Morgan Inc   (continued)
5.55%, 06/01/2045 $ 50 $ 46
MPLX LP
1.75%, 03/01/2026 165 150
4.13%, 03/01/2027 425 407
4.25%, 12/01/2027 400 380
4.50%, 04/15/2038 220 189
4.70%, 04/15/2048 185 152
4.88%, 12/01/2024 30 30
4.90%, 04/15/2058 60 48
5.00%, 03/01/2033 150 144
5.20%, 03/01/2047 330 289
5.20%, 12/01/2047 200 175
5.50%, 02/15/2049 170 154
ONEOK Inc
2.20%, 09/15/2025 160 148
2.75%, 09/01/2024 175 169
3.40%, 09/01/2029 100 87
4.45%, 09/01/2049 500 379
Plains All American Pipeline LP / PAA Finance
Corp
4.30%, 01/31/2043 200 149
4.50%, 12/15/2026 300 291
4.65%, 10/15/2025 15 15
Sabine Pass Liquefaction LLC
5.00%, 03/15/2027 360 354
5.63%, 03/01/2025 390 389
5.88%, 06/30/2026 345 348
Spectra Energy Partners LP
5.95%, 09/25/2043 200 197
Targa Resources Corp
5.20%, 07/01/2027 355 349
6.13%, 03/15/2033 150 153
Texas Eastern Transmission LP
7.00%, 07/15/2032 100 111
TransCanada PipeLines Ltd
2.50%, 10/12/2031 195 157
4.25%, 05/15/2028 300 286
4.75%, 05/15/2038 300 268
4.88%, 05/15/2048 420 376
5.60%, 03/31/2034 300 297
6.10%, 06/01/2040 25 25
7.25%, 08/15/2038 51 57
Western Midstream Operating LP
6.15%, 04/01/2033 150 151
Williams Cos Inc/The
2.60%, 03/15/2031 590 489
3.50%, 10/15/2051 195 135
3.75%, 06/15/2027 400 378
3.90%, 01/15/2025 350 340
5.10%, 09/15/2045 180 162
5.30%, 08/15/2052 175 161
5.65%, 03/15/2033 155 157
6.30%, 04/15/2040 343 360
$ 19,069
Private Equity - 0 .04%
Brookfield Corp
4.00%, 01/15/2025 300 291
Brookfield Finance Inc
2.72%, 04/15/2031 190 156
3.50%, 03/30/2051 165 109
3.90%, 01/25/2028 400 370
Brookfield Finance LLC / Brookfield Finance Inc
3.45%, 04/15/2050 160 106
$ 1,032
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Regional Authority - 0 .24%
Province of Alberta Canada
1.00%, 05/20/2025 $ 555 $ 514
1.30%, 07/22/2030 300 244
3.30%, 03/15/2028 270 256
Province of British Columbia Canada
0.90%, 07/20/2026 585 522
1.30%, 01/29/2031
(d)
185 150
4.20%, 07/06/2033
(g)
300 299
6.50%, 01/15/2026 18 19
Province of Manitoba Canada
1.50%, 10/25/2028 190 164
Province of Ontario Canada
0.63%, 01/21/2026 495 445
1.05%, 04/14/2026
(d)
380 343
1.13%, 10/07/2030 425 341
2.13%, 01/21/2032 420 356
3.10%, 05/19/2027 310 293
Province of Quebec Canada
0.60%, 07/23/2025 650 595
1.35%, 05/28/2030 760 626
1.50%, 02/11/2025 295 278
3.63%, 04/13/2028 300 289
7.50%, 09/15/2029 64 74
$ 5,808
REITs - 0 .89%
Alexandria Real Estate Equities Inc
1.88%, 02/01/2033 250 183
2.75%, 12/15/2029 80 68
2.95%, 03/15/2034 195 154
3.00%, 05/18/2051 190 117
3.38%, 08/15/2031 115 99
4.00%, 02/01/2050 85 63
4.90%, 12/15/2030 80 77
5.15%, 04/15/2053 150 134
American Tower Corp
1.30%, 09/15/2025 80 72
1.60%, 04/15/2026 190 170
1.88%, 10/15/2030 165 130
2.90%, 01/15/2030 160 138
2.95%, 01/15/2051 180 114
3.38%, 10/15/2026 500 467
3.65%, 03/15/2027 200 187
3.70%, 10/15/2049 165 118
5.25%, 07/15/2028 150 148
5.65%, 03/15/2033 155 157
AvalonBay Communities Inc
1.90%, 12/01/2028 200 170
2.05%, 01/15/2032 195 156
2.30%, 03/01/2030 160 134
5.00%, 02/15/2033 155 154
Boston Properties LP
2.55%, 04/01/2032 155 117
2.75%, 10/01/2026 550 486
2.90%, 03/15/2030 415 333
Brixmor Operating Partnership LP
3.85%, 02/01/2025 300 287
Corporate Office Properties LP
2.75%, 04/15/2031 195 148
Crown Castle Inc
1.05%, 07/15/2026 380 333
1.35%, 07/15/2025 195 178
2.50%, 07/15/2031 190 156
2.90%, 04/01/2041 190 133
3.10%, 11/15/2029 150 131
3.20%, 09/01/2024 250 242
3.25%, 01/15/2051 370 252
3.30%, 07/01/2030 155 137
4.00%, 11/15/2049 110 84

Schedule of Investments
Bond Market Index Account
June 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Crown Castle Inc   (continued)
5.00%, 01/11/2028 $ 150 $ 147
5.10%, 05/01/2033 145 143
CubeSmart LP
2.00%, 02/15/2031 125 98
2.25%, 12/15/2028 200 169
Digital Realty Trust LP
4.45%, 07/15/2028 250 234
5.55%, 01/15/2028 120 118
Equinix Inc
1.00%, 09/15/2025 165 149
1.25%, 07/15/2025 160 146
1.80%, 07/15/2027 160 139
2.50%, 05/15/2031 195 159
2.63%, 11/18/2024 155 148
3.20%, 11/18/2029 260 228
3.40%, 02/15/2052 195 136
ERP Operating LP
1.85%, 08/01/2031 385 302
2.50%, 02/15/2030 125 106
Essex Portfolio LP
1.70%, 03/01/2028 190 160
3.00%, 01/15/2030 170 145
4.00%, 03/01/2029 300 277
4.50%, 03/15/2048 300 244
Extra Space Storage LP
5.50%, 07/01/2030 150 149
Federal Realty OP LP
1.25%, 02/15/2026 170 152
4.50%, 12/01/2044 250 197
GLP Capital LP / GLP Financing II Inc
4.00%, 01/15/2030 170 147
5.38%, 04/15/2026 300 294
Healthcare Realty Holdings LP
2.00%, 03/15/2031 170 131
Healthpeak OP LLC
2.13%, 12/01/2028 165 139
3.00%, 01/15/2030 150 130
3.40%, 02/01/2025 19 18
5.25%, 12/15/2032 75 73
6.75%, 02/01/2041 300 319
Kilroy Realty LP
2.50%, 11/15/2032 165 115
Kimco Realty OP LLC
2.25%, 12/01/2031 195 152
2.70%, 10/01/2030 165 136
3.70%, 10/01/2049 330 234
4.60%, 02/01/2033 175 162
Life Storage LP
2.20%, 10/15/2030 85 68
2.40%, 10/15/2031 195 154
Mid-America Apartments LP
1.70%, 02/15/2031 125 99
4.00%, 11/15/2025 500 484
NNN REIT Inc
4.80%, 10/15/2048 200 165
Omega Healthcare Investors Inc
4.50%, 01/15/2025 300 287
Prologis LP
1.25%, 10/15/2030 165 127
1.75%, 07/01/2030 160 129
2.13%, 04/15/2027 145 131
2.25%, 04/15/2030 140 119
2.25%, 01/15/2032 195 157
2.88%, 11/15/2029 75 66
3.00%, 04/15/2050 110 75
3.88%, 09/15/2028 250 236
4.00%, 09/15/2028 400 383
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Prologis LP   (continued)
4.63%, 01/15/2033 $ 80 $ 78
4.88%, 06/15/2028 150 149
Public Storage
0.88%, 02/15/2026 145 130
1.85%, 05/01/2028 380 330
2.25%, 11/09/2031 200 163
Realty Income Corp
0.75%, 03/15/2026 430 378
2.20%, 06/15/2028 180 156
3.10%, 12/15/2029 375 329
3.25%, 01/15/2031 165 144
4.85%, 03/15/2030 150 145
4.90%, 07/15/2033 150 143
Simon Property Group LP
1.75%, 02/01/2028 190 162
2.00%, 09/13/2024 915 873
2.45%, 09/13/2029 140 118
2.65%, 02/01/2032 200 162
3.25%, 11/30/2026 500 469
3.25%, 09/13/2049 140 94
3.50%, 09/01/2025 165 158
4.25%, 11/30/2046 130 104
6.75%, 02/01/2040 25 27
Spirit Realty LP
2.10%, 03/15/2028 190 159
UDR Inc
2.10%, 08/01/2032 565 429
3.20%, 01/15/2030 165 146
Ventas Realty LP
3.00%, 01/15/2030 200 171
5.70%, 09/30/2043 300 282
VICI Properties LP
4.38%, 05/15/2025 585 565
Welltower OP LLC
2.75%, 01/15/2032 195 158
4.13%, 03/15/2029 300 277
Weyerhaeuser Co
7.38%, 03/15/2032 85 95
WP Carey Inc
2.40%, 02/01/2031 85 68
$ 21,365
Retail - 0 .70%
AutoZone Inc
1.65%, 01/15/2031 165 129
3.75%, 06/01/2027 250 238
Costco Wholesale Corp
1.38%, 06/20/2027 155 137
1.60%, 04/20/2030 155 129
1.75%, 04/20/2032 155 125
3.00%, 05/18/2027 150 142
Dollar General Corp
4.15%, 11/01/2025 500 485
Dollar Tree Inc
4.20%, 05/15/2028 185 175
Home Depot Inc/The
0.90%, 03/15/2028 190 160
1.88%, 09/15/2031 195 159
2.13%, 09/15/2026 250 231
2.38%, 03/15/2051 190 118
2.70%, 04/15/2025 195 187
2.75%, 09/15/2051 195 131
2.88%, 04/15/2027 195 183
2.95%, 06/15/2029 435 396
3.50%, 09/15/2056 305 235
3.90%, 06/15/2047 30 26
4.00%, 09/15/2025 325 319
4.20%, 04/01/2043 520 465

Schedule of Investments
Bond Market Index Account
June 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Home Depot Inc/The   (continued)
4.25%, 04/01/2046 $ 340 $ 301
4.40%, 03/15/2045 320 292
4.95%, 09/15/2052 160 159
5.95%, 04/01/2041 351 386
Lowe's Cos Inc
1.30%, 04/15/2028 165 139
1.70%, 10/15/2030 165 132
3.00%, 10/15/2050 50 33
3.10%, 05/03/2027 250 233
3.65%, 04/05/2029 250 232
3.70%, 04/15/2046 40 30
3.75%, 04/01/2032 195 177
4.00%, 04/15/2025 160 156
4.05%, 05/03/2047 30 24
4.25%, 04/01/2052 195 159
4.38%, 09/15/2045 500 418
4.40%, 09/08/2025 160 157
4.80%, 04/01/2026 155 154
5.00%, 04/15/2033 160 158
5.00%, 04/15/2040 160 151
5.63%, 04/15/2053 160 160
5.75%, 07/01/2053 155 158
McDonald's Corp
1.45%, 09/01/2025 160 148
2.13%, 03/01/2030 160 136
2.63%, 09/01/2029 415 368
3.38%, 05/26/2025 500 483
3.50%, 07/01/2027 325 309
3.63%, 09/01/2049 115 91
3.70%, 02/15/2042 128 104
4.70%, 12/09/2035 25 24
4.88%, 07/15/2040 9 9
4.88%, 12/09/2045 250 239
5.15%, 09/09/2052 325 324
6.30%, 10/15/2037 262 288
O'Reilly Automotive Inc
1.75%, 03/15/2031 85 67
4.35%, 06/01/2028 300 290
Starbucks Corp
2.00%, 03/12/2027 160 144
3.00%, 02/14/2032 135 117
3.55%, 08/15/2029 500 466
4.45%, 08/15/2049 300 265
4.80%, 02/15/2033
(d)
165 163
Target Corp
1.95%, 01/15/2027 150 137
2.35%, 02/15/2030 320 277
2.50%, 04/15/2026 500 473
2.95%, 01/15/2052 175 123
4.50%, 09/15/2032 245 239
4.80%, 01/15/2053 150 144
TJX Cos Inc/The
1.60%, 05/15/2031 130 105
Walgreens Boots Alliance Inc
3.45%, 06/01/2026 148 139
Walmart Inc
1.05%, 09/17/2026 185 165
1.50%, 09/22/2028 185 161
1.80%, 09/22/2031 195 162
2.50%, 09/22/2041 195 145
2.65%, 09/22/2051 185 131
2.95%, 09/24/2049 245 183
3.90%, 09/09/2025 160 157
3.90%, 04/15/2028 225 220
3.95%, 06/28/2038 185 171
4.00%, 04/15/2026 95 93
4.00%, 04/15/2030 95 92
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Walmart Inc   (continued)
4.10%, 04/15/2033 $ 95 $ 92
4.15%, 09/09/2032 660 651
4.50%, 09/09/2052 660 645
$ 16,719
Semiconductors - 0 .64%
Analog Devices Inc
2.10%, 10/01/2031 135 112
2.80%, 10/01/2041 195 145
Applied Materials Inc
1.75%, 06/01/2030 160 133
3.30%, 04/01/2027 35 33
3.90%, 10/01/2025 500 489
4.35%, 04/01/2047 40 37
5.10%, 10/01/2035 250 253
Broadcom Corp / Broadcom Cayman Finance Ltd
3.88%, 01/15/2027 450 429
Broadcom Inc
1.95%, 02/15/2028
(i)
150 130
2.60%, 02/15/2033
(i)
405 317
3.14%, 11/15/2035
(i)
640 491
3.19%, 11/15/2036
(i)
14 11
3.42%, 04/15/2033
(i)
460 385
3.47%, 04/15/2034
(i)
350 287
3.50%, 02/15/2041
(i)
200 150
3.75%, 02/15/2051
(i)
50 37
4.15%, 11/15/2030 271 249
4.30%, 11/15/2032 185 170
4.75%, 04/15/2029 730 706
Intel Corp
2.00%, 08/12/2031 190 155
2.45%, 11/15/2029 310 268
3.05%, 08/12/2051 190 127
3.15%, 05/11/2027 540 506
3.20%, 08/12/2061 190 123
3.25%, 11/15/2049 315 222
3.40%, 03/25/2025 160 155
3.73%, 12/08/2047 240 187
3.75%, 03/25/2027 160 154
3.75%, 08/05/2027 175 167
4.00%, 08/05/2029 705 671
4.00%, 12/15/2032 200 188
4.15%, 08/05/2032 175 166
4.25%, 12/15/2042 200 174
4.60%, 03/25/2040 160 150
4.80%, 10/01/2041 77 72
4.88%, 02/10/2026 255 254
4.90%, 07/29/2045 25 25
5.20%, 02/10/2033 130 131
5.63%, 02/10/2043 130 132
5.70%, 02/10/2053 255 259
KLA Corp
4.65%, 11/01/2024 145 143
4.95%, 07/15/2052 355 350
Lam Research Corp
1.90%, 06/15/2030 155 129
2.88%, 06/15/2050 235 164
Marvell Technology Inc
2.45%, 04/15/2028 380 332
4.88%, 06/22/2028 300 291
Micron Technology Inc
2.70%, 04/15/2032 290 229
4.19%, 02/15/2027 115 110
4.66%, 02/15/2030 115 108
NVIDIA Corp
1.55%, 06/15/2028 190 166
2.00%, 06/15/2031 385 322

Schedule of Investments
Bond Market Index Account
June 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Semiconductors (continued)
NXP BV / NXP Funding LLC / NXP USA Inc
2.50%, 05/11/2031 $ 385 $ 314
3.13%, 02/15/2042 195 136
3.15%, 05/01/2027 80 73
3.25%, 05/11/2041 195 142
4.40%, 06/01/2027 220 213
QUALCOMM Inc
1.30%, 05/20/2028 411 350
1.65%, 05/20/2032 340 268
3.25%, 05/20/2027 320 303
4.65%, 05/20/2035 115 115
4.80%, 05/20/2045 425 413
6.00%, 05/20/2053 155 174
Texas Instruments Inc
1.13%, 09/15/2026 195 174
1.38%, 03/12/2025 160 150
1.75%, 05/04/2030 245 206
1.90%, 09/15/2031 195 160
4.15%, 05/15/2048 205 186
4.60%, 02/15/2028 150 150
4.90%, 03/14/2033 150 154
5.00%, 03/14/2053 155 157
TSMC Arizona Corp
3.88%, 04/22/2027 200 193
4.25%, 04/22/2032
(d)
200 194
$ 15,419
Software - 0 .63%
Activision Blizzard Inc
1.35%, 09/15/2030 85 68
2.50%, 09/15/2050 790 508
Adobe Inc
1.90%, 02/01/2025 315 299
2.30%, 02/01/2030 160 140
Electronic Arts Inc
1.85%, 02/15/2031 190 154
Fidelity National Information Services Inc
1.65%, 03/01/2028 180 152
3.10%, 03/01/2041 90 62
4.50%, 07/15/2025 130 127
5.10%, 07/15/2032 130 126
Fiserv Inc
3.50%, 07/01/2029 310 283
3.85%, 06/01/2025 300 290
5.45%, 03/02/2028 730 734
Microsoft Corp
2.40%, 08/08/2026 55 52
2.53%, 06/01/2050 792 548
2.68%, 06/01/2060 1,209 811
3.13%, 11/03/2025 700 674
3.30%, 02/06/2027 200 192
3.45%, 08/08/2036 358 327
Oracle Corp
2.30%, 03/25/2028 385 340
2.50%, 04/01/2025 150 142
2.65%, 07/15/2026 700 647
2.80%, 04/01/2027 850 781
2.88%, 03/25/2031 385 329
2.95%, 04/01/2030 150 131
3.60%, 04/01/2040 150 116
3.60%, 04/01/2050 150 107
3.65%, 03/25/2041 385 297
3.80%, 11/15/2037 250 204
3.90%, 05/15/2035 600 518
3.95%, 03/25/2051 385 291
4.00%, 07/15/2046 780 599
4.10%, 03/25/2061 190 140
4.30%, 07/08/2034 615 559
4.38%, 05/15/2055 610 488
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Oracle Corp   (continued)
4.50%, 05/06/2028 $ 130 $ 126
4.65%, 05/06/2030 265 256
5.55%, 02/06/2053 125 121
5.80%, 11/10/2025 235 238
6.15%, 11/09/2029 55 57
6.25%, 11/09/2032 115 122
6.90%, 11/09/2052 115 129
Roper Technologies Inc
1.00%, 09/15/2025 85 77
1.40%, 09/15/2027 165 142
2.35%, 09/15/2024 110 105
2.95%, 09/15/2029 95 84
Salesforce Inc
1.95%, 07/15/2031 190 157
2.70%, 07/15/2041 385 283
2.90%, 07/15/2051 385 271
ServiceNow Inc
1.40%, 09/01/2030 165 131
Take-Two Interactive Software Inc
3.55%, 04/14/2025 340 328
4.95%, 03/28/2028 150 148
VMware Inc
1.40%, 08/15/2026 570 503
1.80%, 08/15/2028 285 239
2.20%, 08/15/2031 385 303
$ 15,056
Sovereign - 1 .53%
Canada Government International Bond
0.75%, 05/19/2026 390 350
1.63%, 01/22/2025 865 820
2.88%, 04/28/2025 430 414
3.75%, 04/26/2028 240 235
Chile Government International Bond
2.45%, 01/31/2031 535 461
2.55%, 01/27/2032
(d)
475 406
2.75%, 01/31/2027 200 185
3.10%, 05/07/2041 500 375
3.13%, 03/27/2025 250 242
3.24%, 02/06/2028 400 375
3.50%, 04/15/2053 200 149
3.86%, 06/21/2047 300 246
4.00%, 01/31/2052 200 163
4.95%, 01/05/2036
(g)
300 296
Export Development Canada
3.38%, 08/26/2025 250 243
3.88%, 02/14/2028 305 299
4.38%, 06/29/2026 445 442
Export-Import Bank of Korea
1.25%, 01/18/2025 200 188
1.38%, 02/09/2031 200 158
2.13%, 01/18/2032 200 163
3.25%, 11/10/2025 500 475
3.25%, 08/12/2026 500 468
4.25%, 09/15/2027 200 195
4.50%, 09/15/2032 200 196
4.88%, 01/11/2026 305 301
Indonesia Government International Bond
2.15%, 07/28/2031 400 327
2.85%, 02/14/2030 800 710
3.05%, 03/12/2051 400 292
3.50%, 01/11/2028 200 188
3.70%, 10/30/2049
(d)
200 159
4.15%, 09/20/2027 200 194
4.20%, 10/15/2050
(d)
500 425
4.55%, 01/11/2028 200 197
4.65%, 09/20/2032 335 328
4.75%, 02/11/2029 200 198

Schedule of Investments
Bond Market Index Account
June 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Israel Government AID Bond
5.50%, 09/18/2033 $ 12 $ 13
Israel Government International Bond
3.88%, 07/03/2050 400 327
4.50%, 01/30/2043 400 366
Japan Bank for International Cooperation
1.25%, 01/21/2031 400 316
1.88%, 04/15/2031 200 165
2.00%, 10/17/2029 200 172
2.13%, 02/16/2029 400 349
2.25%, 11/04/2026 400 367
2.38%, 04/20/2026 300 280
2.88%, 04/14/2025 400 383
3.88%, 09/16/2025 300 292
4.25%, 04/27/2026 220 216
Korea International Bond
1.00%, 09/16/2030 200 161
3.88%, 09/20/2048 500 447
Mexico Government International Bond
2.66%, 05/24/2031 400 333
3.25%, 04/16/2030 200 178
3.50%, 02/12/2034 600 503
3.75%, 01/11/2028 250 238
3.75%, 04/19/2071 400 266
3.77%, 05/24/2061 200 136
3.90%, 04/27/2025 600 589
4.13%, 01/21/2026 500 490
4.50%, 04/22/2029 300 291
4.50%, 01/31/2050 800 651
4.60%, 02/10/2048 700 574
4.75%, 03/08/2044 506 432
5.55%, 01/21/2045
(d)
300 285
6.05%, 01/11/2040 464 469
6.35%, 02/09/2035 400 421
Panama Government International Bond
2.25%, 09/29/2032 200 153
3.30%, 01/19/2033 200 167
3.75%, 03/16/2025 800 774
3.87%, 07/23/2060 340 225
3.88%, 03/17/2028 500 473
4.30%, 04/29/2053 400 297
4.50%, 05/15/2047 200 159
4.50%, 04/16/2050 400 309
6.40%, 02/14/2035 200 208
6.70%, 01/26/2036 224 239
6.85%, 03/28/2054 200 208
Peruvian Government International Bond
1.86%, 12/01/2032 405 312
2.78%, 01/23/2031 145 124
2.78%, 12/01/2060 180 110
3.30%, 03/11/2041 340 262
3.55%, 03/10/2051
(d)
200 150
5.63%, 11/18/2050 528 544
6.55%, 03/14/2037 126 141
8.75%, 11/21/2033 192 243
Philippine Government International Bond
2.46%, 05/05/2030 500 432
2.65%, 12/10/2045 400 269
2.95%, 05/05/2045 200 142
3.00%, 02/01/2028 300 279
3.20%, 07/06/2046 200 147
3.70%, 03/01/2041 200 164
3.70%, 02/02/2042 230 188
5.00%, 07/17/2033 200 202
5.00%, 01/13/2037 300 299
5.50%, 01/17/2048 200 205
6.38%, 10/23/2034 210 234
9.50%, 02/02/2030 400 501
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Philippine Government International Bond
(continued)
10.63%, 03/16/2025 $ 400 $ 434
Republic of Italy Government International Bond
1.25%, 02/17/2026 400 357
2.38%, 10/17/2024 200 191
2.88%, 10/17/2029 200 174
3.88%, 05/06/2051 600 432
5.38%, 06/15/2033 280 279
Republic of Poland Government International Bond
4.88%, 10/04/2033 300 294
State of Israel
2.50%, 01/15/2030 200 174
3.38%, 01/15/2050 400 300
Svensk Exportkredit AB
0.50%, 08/26/2025 835 759
3.63%, 09/03/2024 200 195
4.00%, 07/15/2025 295 289
4.13%, 06/14/2028 295 291
4.38%, 02/13/2026 305 301
Tennessee Valley Authority
2.88%, 02/01/2027 250 235
3.50%, 12/15/2042 400 335
3.88%, 03/15/2028 230 226
4.25%, 09/15/2065 200 179
4.63%, 09/15/2060 300 290
5.25%, 09/15/2039 251 266
5.38%, 04/01/2056 154 170
5.88%, 04/01/2036 300 340
6.75%, 11/01/2025 102 107
Uruguay Government International Bond
4.13%, 11/20/2045 100 91
4.38%, 10/27/2027 390 387
4.98%, 04/20/2055 210 204
5.10%, 06/18/2050 565 562
5.75%, 10/28/2034 150 162
$ 36,757
Supranational Bank - 1 .30%
African Development Bank
0.88%, 03/23/2026 345 312
0.88%, 07/22/2026 385 344
4.38%, 03/14/2028 305 306
Asian Development Bank
0.38%, 09/03/2025 325 296
0.50%, 02/04/2026 400 360
1.00%, 04/14/2026 1,280 1,159
1.25%, 06/09/2028 100 87
1.50%, 01/20/2027 400 361
1.50%, 03/04/2031 195 162
1.75%, 09/19/2029 325 282
1.88%, 03/15/2029 390 343
2.13%, 03/19/2025 300 285
2.75%, 01/19/2028 250 234
2.88%, 05/06/2025 340 327
3.13%, 08/20/2027 705 673
3.13%, 04/27/2032 340 318
3.75%, 04/25/2028 300 293
3.88%, 09/28/2032 100 99
3.88%, 06/14/2033 295 292
4.00%, 01/12/2033 150 150
4.13%, 09/27/2024 315 310
4.25%, 01/09/2026 305 302
5.82%, 06/16/2028 15 16
6.38%, 10/01/2028 51 56
Asian Infrastructure Investment Bank/The
3.38%, 06/29/2025 355 343
3.75%, 09/14/2027 325 316

Schedule of Investments
Bond Market Index Account
June 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Supranational Bank (continued)
Council Of Europe Development Bank
1.38%, 02/27/2025 $ 320 $ 301
3.63%, 01/26/2028 300 291
3.75%, 05/25/2026 300 293
European Bank for Reconstruction & Development
0.50%, 11/25/2025 385 348
0.50%, 01/28/2026 380 342
1.63%, 09/27/2024 650 621
4.38%, 03/09/2028 245 246
European Investment Bank
0.38%, 07/24/2024 475 451
0.38%, 12/15/2025 340 306
0.38%, 03/26/2026 480 428
0.63%, 10/21/2027
(d)
285 244
0.75%, 10/26/2026 190 168
1.25%, 02/14/2031 355 292
1.38%, 03/15/2027 400 358
1.63%, 03/14/2025
(d)
315 298
1.63%, 05/13/2031 395 333
1.75%, 03/15/2029 200 175
1.88%, 02/10/2025 600 570
2.38%, 05/24/2027 300 278
3.25%, 11/15/2027 325 312
3.63%, 07/15/2030 300 291
3.75%, 02/14/2033 305 300
3.88%, 03/15/2028 305 300
Inter-American Development Bank
0.50%, 09/23/2024 610 575
0.63%, 09/16/2027 340 292
0.88%, 04/20/2026 425 383
1.13%, 07/20/2028 385 330
1.13%, 01/13/2031 385 311
1.50%, 01/13/2027 400 361
1.75%, 03/14/2025 835 790
2.13%, 01/15/2025 500 477
2.38%, 07/07/2027 500 464
3.13%, 09/18/2028 500 472
3.50%, 09/14/2029 320 308
3.50%, 04/12/2033 300 288
4.00%, 01/12/2028 305 301
4.38%, 01/24/2044 50 50
4.50%, 05/15/2026
(g)
300 299
International Bank for Reconstruction &
Development
0.50%, 10/28/2025 905 821
0.75%, 11/24/2027 365 313
0.75%, 08/26/2030 385 305
0.88%, 07/15/2026 580 519
1.25%, 02/10/2031 385 314
1.38%, 04/20/2028 930 814
1.63%, 01/15/2025 475 450
1.63%, 11/03/2031 385 321
1.75%, 10/23/2029 680 590
2.50%, 11/25/2024 800 771
2.50%, 07/29/2025 850 811
2.50%, 03/29/2032
(d)
355 317
3.13%, 06/15/2027
(d)
645 614
3.50%, 07/12/2028 450 434
3.63%, 09/21/2029 315 306
3.88%, 02/14/2030
(d)
305 300
International Finance Corp
0.38%, 07/16/2025 1,080 988
3.63%, 09/15/2025 150 146
Nordic Investment Bank
0.38%, 09/11/2025 255 232
0.50%, 01/21/2026 400 360
3.38%, 09/08/2027 325 313
$ 31,312
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications - 1 .06%
America Movil SAB de CV
4.38%, 04/22/2049 $ 250 $ 217
6.13%, 03/30/2040 102 109
6.38%, 03/01/2035 200 217
AT&T Inc
1.65%, 02/01/2028 330 284
1.70%, 03/25/2026 135 123
2.25%, 02/01/2032 240 191
2.30%, 06/01/2027 465 418
2.75%, 06/01/2031 310 262
2.95%, 07/15/2026
(d)
20 19
3.10%, 02/01/2043
(d)
240 172
3.50%, 06/01/2041 310 238
3.50%, 09/15/2053 904 640
3.55%, 09/15/2055 1,198 839
3.65%, 06/01/2051 755 554
3.65%, 09/15/2059 1,057 736
3.80%, 02/15/2027 40 38
4.10%, 02/15/2028 81 77
4.25%, 03/01/2027 230 224
4.30%, 12/15/2042 221 188
4.35%, 03/01/2029 500 480
4.35%, 06/15/2045 260 218
4.50%, 03/09/2048 490 415
5.40%, 02/15/2034 295 296
Bell Telephone Co of Canada or Bell Canada/The
3.65%, 03/17/2051 190 144
British Telecommunications PLC
9.62%, 12/15/2030 577 710
Cisco Systems Inc
2.50%, 09/20/2026 580 543
5.50%, 01/15/2040 600 638
Corning Inc
4.38%, 11/15/2057 300 243
4.75%, 03/15/2042 102 93
Deutsche Telekom International Finance BV
8.75%, 06/15/2030 641 768
Juniper Networks Inc
2.00%, 12/10/2030 185 144
Motorola Solutions Inc
4.00%, 09/01/2024 49 48
Orange SA
5.38%, 01/13/2042 102 101
Rogers Communications Inc
2.95%, 03/15/2025
(i)
195 185
3.20%, 03/15/2027
(i)
395 367
3.70%, 11/15/2049 225 159
3.80%, 03/15/2032
(i)
195 170
5.00%, 03/15/2044 500 440
Sprint Capital Corp
6.88%, 11/15/2028 295 313
Telefonica Emisiones SA
5.21%, 03/08/2047 530 461
7.05%, 06/20/2036 545 594
TELUS Corp
4.60%, 11/16/2048 300 258
T-Mobile USA Inc
1.50%, 02/15/2026 320 289
2.05%, 02/15/2028 320 277
2.25%, 11/15/2031 350 280
2.40%, 03/15/2029 310 266
2.55%, 02/15/2031 245 204
3.00%, 02/15/2041 170 124
3.30%, 02/15/2051 310 217
3.40%, 10/15/2052 260 186
3.50%, 04/15/2025 150 144
3.75%, 04/15/2027 295 279
3.88%, 04/15/2030 295 272

Schedule of Investments
Bond Market Index Account
June 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
T-Mobile USA Inc   (continued)
4.38%, 04/15/2040 $ 150 $ 132
4.50%, 04/15/2050 295 253
4.80%, 07/15/2028 150 147
4.95%, 03/15/2028 90 89
5.05%, 07/15/2033 150 147
5.20%, 01/15/2033 555 551
5.65%, 01/15/2053 520 528
5.75%, 01/15/2054 150 155
Verizon Communications Inc
1.45%, 03/20/2026 385 349
1.50%, 09/18/2030 450 356
1.68%, 10/30/2030 748 591
1.75%, 01/20/2031 360 284
2.10%, 03/22/2028 580 510
2.36%, 03/15/2032 180 145
2.55%, 03/21/2031 385 321
2.63%, 08/15/2026 25 23
2.65%, 11/20/2040 135 94
2.88%, 11/20/2050 360 235
2.99%, 10/30/2056 562 357
3.00%, 11/20/2060 80 50
3.38%, 02/15/2025 40 39
3.40%, 03/22/2041 385 297
3.55%, 03/22/2051 385 287
3.70%, 03/22/2061 190 138
3.85%, 11/01/2042 275 222
3.88%, 02/08/2029 400 375
4.13%, 03/16/2027 300 291
4.33%, 09/21/2028 500 482
4.40%, 11/01/2034 750 692
4.50%, 08/10/2033 360 340
4.81%, 03/15/2039 600 561
Vodafone Group PLC
4.25%, 09/17/2050 165 133
5.63%, 02/10/2053 150 147
6.15%, 02/27/2037 201 210
$ 25,403
Toys, Games & Hobbies - 0 .00%
Hasbro Inc
6.35%, 03/15/2040 25 25
Transportation - 0 .54%
Burlington Northern Santa Fe LLC
3.05%, 02/15/2051 400 283
3.30%, 09/15/2051 200 149
3.40%, 09/01/2024 230 224
3.55%, 02/15/2050 115 91
4.38%, 09/01/2042 545 493
4.45%, 03/15/2043 20 18
4.45%, 01/15/2053 100 92
4.55%, 09/01/2044 15 14
5.15%, 09/01/2043 350 346
5.20%, 04/15/2054 150 153
Canadian National Railway Co
2.45%, 05/01/2050 65 41
3.20%, 08/02/2046 400 296
3.65%, 02/03/2048 75 60
3.85%, 08/05/2032 175 163
Canadian Pacific Railway Co
1.75%, 12/02/2026 390 351
2.45%, 12/02/2031 190 166
3.00%, 12/02/2041 190 155
3.10%, 12/02/2051 190 135
4.70%, 05/01/2048 300 272
4.80%, 09/15/2035 500 488
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Transportation (continued)
CSX Corp
2.40%, 02/15/2030 $ 65 $ 56
2.60%, 11/01/2026 300 277
3.25%, 06/01/2027 40 38
3.35%, 11/01/2025 250 239
3.35%, 09/15/2049 70 52
3.80%, 03/01/2028 100 95
3.80%, 11/01/2046 30 24
4.25%, 11/01/2066 400 329
4.30%, 03/01/2048 105 91
4.50%, 11/15/2052 155 140
4.75%, 05/30/2042 277 255
FedEx Corp
3.10%, 08/05/2029 550 495
3.88%, 08/01/2042 100 81
4.40%, 01/15/2047 405 342
4.55%, 04/01/2046 400 345
4.75%, 11/15/2045 525 467
Norfolk Southern Corp
2.30%, 05/15/2031 195 162
2.55%, 11/01/2029 155 134
2.90%, 08/25/2051 190 126
3.94%, 11/01/2047 398 322
4.15%, 02/28/2048 200 168
4.45%, 03/01/2033 150 144
4.55%, 06/01/2053 70 63
4.84%, 10/01/2041 100 92
Ryder System Inc
2.50%, 09/01/2024 80 77
2.90%, 12/01/2026 150 137
4.30%, 06/15/2027 55 53
Union Pacific Corp
2.15%, 02/05/2027 230 210
2.38%, 05/20/2031 195 165
2.80%, 02/14/2032 185 160
2.89%, 04/06/2036 210 167
3.20%, 05/20/2041 195 153
3.38%, 02/14/2042 190 152
3.80%, 10/01/2051 577 473
3.80%, 04/06/2071 175 133
3.84%, 03/20/2060 575 457
4.50%, 01/20/2033 160 157
4.95%, 09/09/2052 160 159
United Parcel Service Inc
2.50%, 09/01/2029 125 111
3.40%, 09/01/2049 770 613
3.90%, 04/01/2025 665 651
4.88%, 03/03/2033 110 111
4.88%, 11/15/2040 25 25
5.05%, 03/03/2053 110 112
5.20%, 04/01/2040 125 128
6.20%, 01/15/2038 23 26
$ 12,957
Trucking & Leasing - 0 .01%
GATX Corp
1.90%, 06/01/2031 380 291
Water - 0 .04%
American Water Capital Corp
2.30%, 06/01/2031 195 162
3.25%, 06/01/2051 195 142
3.75%, 09/01/2047 180 142
4.45%, 06/01/2032 110 107
6.59%, 10/15/2037 5 6
Essential Utilities Inc
2.40%, 05/01/2031 190 154
5.30%, 05/01/2052 185 174
$ 887
TOTAL BONDS $ 702,861

Schedule of Investments
Bond Market Index Account
June 30, 2023 (unaudited)
See accompanying notes.

MUNICIPAL BONDS - 0 .55%
Principal
Amount (000's) Value (000's)
California - 0 .18%
Bay Area Toll Authority
6.26%, 04/01/2049 $ 300 $ 355
6.92%, 04/01/2040 120 141
California State University
2.98%, 11/01/2051 160 115
East Bay Municipal Utility District Water System
Revenue
5.87%, 06/01/2040 60 66
Los Angeles Department of Water & Power
6.57%, 07/01/2045 150 181
Los Angeles Unified School District/CA
5.75%, 07/01/2034 80 85
5.76%, 07/01/2029 50 51
6.76%, 07/01/2034 530 599
Regents of the University of California Medical
Center Pooled Revenue
6.55%, 05/15/2048 250 292
San Diego County Water Authority
6.14%, 05/01/2049 260 294
Santa Clara Valley Transportation Authority
5.88%, 04/01/2032 20 21
State of California
3.50%, 04/01/2028 165 157
7.30%, 10/01/2039 375 453
7.35%, 11/01/2039 500 608
7.60%, 11/01/2040 180 230
7.63%, 03/01/2040 280 352
University of California
5.77%, 05/15/2043 200 216
$ 4,216
District of Columbia - 0 .02%
District of Columbia Water & Sewer Authority
4.81%, 10/01/2114 450 417
Georgia - 0 .02%
Municipal Electric Authority of Georgia
6.64%, 04/01/2057 145 166
7.06%, 04/01/2057 191 202
$ 368
Illinois - 0 .06%
Chicago Transit Authority Sales & Transfer Tax
Receipts Revenue
6.90%, 12/01/2040 195 221
Chicago Transit Authority Sales Tax Receipts Fund
6.20%, 12/01/2040 70 77
County of Cook IL
6.23%, 11/15/2034 102 110
State of Illinois
5.10%, 06/01/2033 1,000 983
7.35%, 07/01/2035 65 70
$ 1,461
Kansas - 0 .00%
State of Kansas Department of Transportation
4.60%, 09/01/2035 115 113
Nevada - 0 .00%
County of Clark Department of Aviation
6.82%, 07/01/2045 25 30
New Jersey - 0 .06%
New Jersey Economic Development
Authority (credit support from National Public
Finance Guarantee Corp )
7.43%, 02/15/2029
(j)
700 752
New Jersey Transportation Trust Fund Authority
5.75%, 12/15/2028 190 192
6.56%, 12/15/2040 210 241
New Jersey Turnpike Authority
7.10%, 01/01/2041 147 179
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
New Jersey (continued)
Rutgers The State University of New Jersey
5.67%, 05/01/2040 $ 130 $ 137
$ 1,501
New York - 0 .08%
City of New York NY
5.52%, 10/01/2037 25 26
Metropolitan Transportation Authority
6.81%, 11/15/2040 135 146
New York City Municipal Water Finance Authority
5.72%, 06/15/2042 270 277
5.95%, 06/15/2042 125 142
New York City Transitional Finance Authority
Future Tax Secured Revenue
5.51%, 08/01/2037 250 260
New York State Dormitory Authority
5.60%, 03/15/2040 435 461
Port Authority of New York & New Jersey
4.46%, 10/01/2062 400 366
4.96%, 08/01/2046 300 293
6.04%, 12/01/2029 50 54
$ 2,025
Ohio - 0 .01%
American Municipal Power Inc
6.27%, 02/15/2050 64 70
Ohio State University/The
4.91%, 06/01/2040 125 125
$ 195
Pennsylvania - 0 .02%
State Public School Building Authority
5.00%, 09/15/2027 500 496
Texas - 0 .08%
City of San Antonio TX Electric & Gas Systems
Revenue
5.81%, 02/01/2041 135 147
Dallas Area Rapid Transit
5.02%, 12/01/2048 50 51
Dallas Convention Center Hotel Development Corp
7.09%, 01/01/2042 70 79
Dallas County Hospital District
5.62%, 08/15/2044 83 89
Dallas Independent School District (credit support
from Permanent School Fund Guarantee Program )
6.45%, 02/15/2035
(j)
50 51
Grand Parkway Transportation Corp
5.18%, 10/01/2042 300 307
State of Texas
4.68%, 04/01/2040 100 101
5.52%, 04/01/2039 405 434
Texas Transportation Commission State Highway
Fund
5.18%, 04/01/2030 625 633
$ 1,892
Utah - 0 .01%
State of Utah
3.54%, 07/01/2025 220 216
Wisconsin - 0 .01%
State of Wisconsin (credit support from Assured
Guaranty Municipal Corp )
5.70%, 05/01/2026
(j)
245 247
TOTAL MUNICIPAL BONDS $ 13,177
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 68 .86%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 1 .31%
2.00%, 08/01/2029 $ 158 $ 145
2.00%, 10/01/2031 40 36
2.00%, 03/01/2032 80 73
2.50%, 10/01/2027 38 36

Schedule of Investments
Bond Market Index Account
June 30, 2023 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
2.50%, 03/01/2028 $ 100 $ 95
2.50%, 06/01/2028 61 58
2.50%, 06/01/2028 143 135
2.50%, 07/01/2028 101 95
2.50%, 10/01/2028 74 70
2.50%, 10/01/2028 48 46
2.50%, 10/01/2029 130 122
2.50%, 12/01/2029 154 145
2.50%, 09/01/2030 277 258
2.50%, 01/01/2031 300 279
2.50%, 01/01/2031 28 26
2.50%, 02/01/2031 33 30
2.50%, 03/01/2031 90 84
2.50%, 12/01/2031 102 95
2.50%, 12/01/2031 114 106
2.50%, 02/01/2032 133 123
2.50%, 03/01/2032 175 162
2.50%, 11/01/2032 339 314
2.50%, 02/01/2033 97 90
2.50%, 03/01/2033 69 63
2.50%, 03/01/2033 228 211
2.50%, 04/01/2033 106 98
2.50%, 05/01/2033 43 40
2.50%, 06/01/2033 72 66
2.50%, 11/01/2036 65 59
2.50%, 02/01/2043 85 74
2.50%, 03/01/2043 68 59
3.00%, 01/01/2027 34 33
3.00%, 03/01/2027 26 25
3.00%, 05/01/2027 30 29
3.00%, 10/01/2028 104 99
3.00%, 07/01/2029 134 128
3.00%, 08/01/2029 58 56
3.00%, 10/01/2029 35 33
3.00%, 11/01/2029 61 58
3.00%, 07/01/2030 137 130
3.00%, 09/01/2030 184 175
3.00%, 11/01/2030 33 31
3.00%, 11/01/2030 54 51
3.00%, 01/01/2031 64 61
3.00%, 04/01/2031 137 130
3.00%, 02/01/2032 30 28
3.00%, 05/01/2032 49 46
3.00%, 12/01/2032 219 207
3.00%, 12/01/2032 213 201
3.00%, 01/01/2033 296 279
3.00%, 02/01/2033 172 163
3.00%, 03/01/2033 104 98
3.00%, 04/01/2033 96 90
3.00%, 04/01/2033 77 72
3.00%, 06/01/2033 60 56
3.00%, 09/01/2033 82 77
3.00%, 09/01/2033 89 83
3.00%, 12/01/2034 22 20
3.00%, 01/01/2035 15 14
3.00%, 02/01/2035 22 20
3.00%, 05/01/2035 179 167
3.00%, 02/01/2036 41 38
3.00%, 09/01/2036 45 42
3.00%, 02/01/2037 55 51
3.00%, 05/01/2037 59 54
3.00%, 06/01/2037 61 57
3.00%, 07/01/2037 94 86
3.00%, 09/01/2037 20 19
3.00%, 01/01/2043 134 121
3.00%, 01/01/2043 138 124
3.00%, 02/01/2043 603 545
3.00%, 03/01/2043 348 314
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
3.00%, 04/01/2043 $ 121 $ 110
3.00%, 05/01/2043 119 107
3.00%, 06/01/2043 221 200
3.00%, 07/01/2043 222 201
3.00%, 07/01/2043 203 183
3.00%, 07/01/2043 382 345
3.00%, 07/01/2043 344 311
3.00%, 08/01/2043 46 42
3.00%, 08/01/2043 64 58
3.00%, 08/01/2043 120 108
3.00%, 08/01/2043 646 583
3.00%, 09/01/2043 243 219
3.00%, 09/01/2043 273 247
3.00%, 09/01/2043 116 105
3.00%, 10/01/2043 97 87
3.00%, 10/01/2043 234 212
3.00%, 03/01/2045 201 182
3.00%, 04/01/2045 72 65
3.00%, 06/01/2045 263 238
3.00%, 07/01/2045 155 140
3.00%, 07/01/2045 211 191
3.00%, 08/01/2045 302 273
3.00%, 08/01/2045 86 77
3.00%, 08/01/2045 89 80
3.00%, 12/01/2045 414 374
3.00%, 03/01/2046 181 163
3.00%, 03/01/2046 18 16
3.00%, 04/01/2046 247 222
3.00%, 04/01/2046 23 21
3.00%, 05/01/2046 65 58
3.00%, 09/01/2046 296 265
3.00%, 10/01/2046 308 277
3.00%, 11/01/2046 515 461
3.00%, 11/01/2046 51 46
3.00%, 11/01/2046 305 273
3.00%, 11/01/2046 334 299
3.00%, 12/01/2046 380 341
3.00%, 12/01/2046 421 377
3.00%, 01/01/2047 577 517
3.00%, 03/01/2047 573 513
3.00%, 03/01/2048 209 187
3.50%, 10/01/2025 23 23
3.50%, 11/01/2025 26 25
3.50%, 12/01/2026 25 25
3.50%, 01/01/2029 52 50
3.50%, 01/01/2032 41 40
3.50%, 02/01/2032 25 24
3.50%, 03/01/2032 30 29
3.50%, 04/01/2032 31 30
3.50%, 08/01/2032 24 23
3.50%, 09/01/2033 83 80
3.50%, 01/01/2034 27 26
3.50%, 01/01/2035 58 55
3.50%, 02/01/2035 48 45
3.50%, 07/01/2035 84 80
3.50%, 09/01/2035 112 106
3.50%, 04/01/2037 32 30
3.50%, 06/01/2037 62 59
3.50%, 05/01/2041 31 30
3.50%, 02/01/2042 116 108
3.50%, 04/01/2042 38 36
3.50%, 06/01/2042 92 86
3.50%, 07/01/2042 103 97
3.50%, 07/01/2042 139 130
3.50%, 08/01/2042 62 57
3.50%, 08/01/2042 140 131
3.50%, 02/01/2044 172 160
3.50%, 06/01/2044 180 168

Schedule of Investments
Bond Market Index Account
June 30, 2023 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
3.50%, 09/01/2044 $ 101 $ 94
3.50%, 02/01/2045 114 107
3.50%, 03/01/2045 164 153
3.50%, 06/01/2045 189 176
3.50%, 07/01/2045 309 288
3.50%, 09/01/2045 160 149
3.50%, 10/01/2045 182 169
3.50%, 11/01/2045 300 279
3.50%, 12/01/2045 205 191
3.50%, 12/01/2045 245 228
3.50%, 12/01/2045 30 28
3.50%, 01/01/2046 18 17
3.50%, 01/01/2046 84 79
3.50%, 03/01/2046 150 139
3.50%, 03/01/2046 767 712
3.50%, 04/01/2046 185 172
3.50%, 05/01/2046 198 186
3.50%, 06/01/2046 235 219
3.50%, 08/01/2046 163 152
3.50%, 04/01/2047 243 225
3.50%, 11/01/2047 274 253
3.50%, 11/01/2047 176 163
3.50%, 05/01/2048 31 29
3.50%, 06/01/2048 112 103
3.50%, 06/01/2048 331 306
3.50%, 09/01/2048 110 102
4.00%, 06/01/2025 13 13
4.00%, 07/01/2025 17 17
4.00%, 12/01/2030 13 13
4.00%, 08/01/2031 12 12
4.00%, 10/01/2031 20 20
4.00%, 11/01/2031 6 6
4.00%, 12/01/2031 10 10
4.00%, 11/01/2033 28 28
4.00%, 01/01/2034 50 49
4.00%, 07/01/2035 19 18
4.00%, 03/01/2037 80 77
4.00%, 05/01/2038 28 27
4.00%, 02/01/2041 68 66
4.00%, 06/01/2042 41 40
4.00%, 06/01/2042 52 50
4.00%, 08/01/2043 332 319
4.00%, 01/01/2044 60 58
4.00%, 02/01/2044 131 126
4.00%, 03/01/2044 50 48
4.00%, 04/01/2044 134 129
4.00%, 05/01/2044 35 34
4.00%, 07/01/2044 78 75
4.00%, 07/01/2044 71 68
4.00%, 10/01/2044 93 89
4.00%, 11/01/2044 208 199
4.00%, 12/01/2044 208 199
4.00%, 01/01/2045 57 55
4.00%, 02/01/2045 61 58
4.00%, 04/01/2045 66 63
4.00%, 05/01/2045 44 42
4.00%, 06/01/2045 82 79
4.00%, 07/01/2045 59 56
4.00%, 08/01/2045 288 276
4.00%, 08/01/2045 29 28
4.00%, 08/01/2045 33 32
4.00%, 09/01/2045 84 80
4.00%, 09/01/2045 313 299
4.00%, 10/01/2045 317 304
4.00%, 11/01/2045 203 194
4.00%, 12/01/2045 94 89
4.00%, 03/01/2047 238 229
4.00%, 08/01/2047 245 234
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
4.00%, 10/01/2047 $ 182 $ 173
4.00%, 12/01/2047 297 283
4.00%, 07/01/2048 163 156
4.00%, 08/01/2048 97 92
4.00%, 09/01/2048 256 244
4.50%, 08/01/2023 1 1
4.50%, 05/01/2024 4 4
4.50%, 02/01/2030 4 4
4.50%, 08/01/2030 3 3
4.50%, 05/01/2031 4 4
4.50%, 06/01/2031 30 29
4.50%, 06/01/2039 51 51
4.50%, 10/01/2039 38 37
4.50%, 10/01/2040 44 44
4.50%, 03/01/2041 107 106
4.50%, 03/01/2041 117 115
4.50%, 11/01/2041 117 116
4.50%, 09/01/2043 55 54
4.50%, 11/01/2043 29 28
4.50%, 11/01/2043 62 61
4.50%, 01/01/2044 53 52
4.50%, 01/01/2044 59 58
4.50%, 03/01/2044 58 57
4.50%, 05/01/2044 75 73
4.50%, 07/01/2044 36 35
4.50%, 09/01/2044 36 35
4.50%, 10/01/2045 88 86
4.50%, 02/01/2046 113 110
4.50%, 03/01/2047 32 31
4.50%, 03/01/2047 138 136
4.50%, 04/01/2047 32 31
4.50%, 06/01/2047 71 70
4.50%, 09/01/2047 76 74
4.50%, 11/01/2047 21 21
4.50%, 05/01/2048 59 58
4.50%, 07/01/2048 116 114
4.50%, 11/01/2048 65 64
4.50%, 01/01/2049 241 237
4.50%, 05/01/2049 640 628
5.00%, 09/01/2023 1 1
5.00%, 04/01/2024 2 2
5.00%, 01/01/2025 11 11
5.00%, 12/01/2027 11 11
5.00%, 02/01/2030 2 2
5.00%, 03/01/2030 1 1
5.00%, 04/01/2034 43 43
5.00%, 06/01/2035 52 52
5.00%, 01/01/2038 82 83
5.00%, 11/01/2038 69 70
5.00%, 12/01/2038 79 80
5.00%, 09/01/2039 126 127
5.00%, 01/01/2040 74 75
5.00%, 05/01/2040 30 30
5.00%, 04/01/2041 48 49
5.00%, 06/01/2041 47 47
5.00%, 11/01/2041 60 60
5.00%, 11/01/2041 43 43
5.50%, 01/01/2028 20 20
5.50%, 04/01/2036 44 45
5.50%, 12/01/2036 49 50
5.50%, 12/01/2036 47 49
5.50%, 03/01/2039 73 76
5.50%, 04/01/2039 46 47
5.50%, 02/01/2040 67 68
5.50%, 06/01/2041 99 102
6.00%, 02/01/2027 2 2
$ 31,379

Schedule of Investments
Bond Market Index Account
June 30, 2023 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 20 .05%
1.50%, 12/01/2035 $ 2,266 $ 1,955
1.50%, 03/01/2036 4,490 3,875
1.50%, 05/01/2036 7,199 6,213
1.50%, 11/01/2036 3,403 2,953
1.50%, 11/01/2050 2,179 1,693
1.50%, 01/01/2051 10,009 7,732
1.50%, 06/01/2051 7,273 5,638
2.00%, 09/01/2028 46 43
2.00%, 05/01/2030 98 89
2.00%, 04/01/2032 67 61
2.00%, 02/01/2036 6,201 5,498
2.00%, 02/01/2036 3,791 3,381
2.00%, 03/01/2036 2,792 2,476
2.00%, 04/01/2036 6,807 6,090
2.00%, 05/01/2036 3,512 3,115
2.00%, 06/01/2036 1,031 916
2.00%, 06/01/2036 3,202 2,839
2.00%, 11/01/2041 6,435 5,469
2.00%, 05/01/2042 3,412 2,890
2.00%, 04/01/2051 13,491 11,092
2.00%, 04/01/2051 8,199 6,785
2.00%, 04/01/2051 29,723 24,483
2.00%, 04/01/2051 5,079 4,183
2.00%, 04/01/2051 8,398 6,904
2.00%, 05/01/2051 17,240 14,175
2.00%, 06/01/2051 6,894 5,651
2.00%, 07/01/2051 7,773 6,365
2.00%, 09/01/2051 9,713 7,954
2.00%, 10/01/2051 6,772 5,533
2.00%, 10/01/2051 2,699 2,222
2.00%, 11/01/2051 7,190 5,902
2.00%, 12/01/2051 11,731 9,615
2.00%, 12/01/2051 9,123 7,480
2.00%, 01/01/2052 8,469 6,946
2.50%, 01/01/2028 46 43
2.50%, 07/01/2028 60 57
2.50%, 08/01/2028 60 56
2.50%, 08/01/2028 34 32
2.50%, 09/01/2028 70 66
2.50%, 07/01/2029 44 41
2.50%, 07/01/2029 18 17
2.50%, 07/01/2029 104 97
2.50%, 09/01/2029 79 74
2.50%, 12/01/2029 58 54
2.50%, 01/01/2030 65 61
2.50%, 04/01/2030 88 82
2.50%, 05/01/2030 179 166
2.50%, 06/01/2030 94 87
2.50%, 08/01/2030 48 45
2.50%, 08/01/2030 224 209
2.50%, 01/01/2031 75 70
2.50%, 01/01/2031 94 87
2.50%, 02/01/2031 86 79
2.50%, 02/01/2031 132 123
2.50%, 05/01/2031 49 45
2.50%, 06/01/2031 91 85
2.50%, 11/01/2031 944 875
2.50%, 12/01/2031 152 141
2.50%, 01/01/2032 326 302
2.50%, 01/01/2032 184 170
2.50%, 02/01/2032 236 218
2.50%, 03/01/2032 97 90
2.50%, 03/01/2032 52 48
2.50%, 11/01/2032 17 15
2.50%, 12/01/2032 48 45
2.50%, 01/01/2033 59 54
2.50%, 02/01/2033 224 207
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
2.50%, 04/01/2033 $ 444 $ 410
2.50%, 07/01/2033 40 37
2.50%, 10/01/2034 482 442
2.50%, 02/01/2035 1,351 1,240
2.50%, 06/01/2035 1,823 1,664
2.50%, 10/01/2036 17 15
2.50%, 10/01/2036 37 33
2.50%, 12/01/2036 80 72
2.50%, 07/01/2037 2,247 2,055
2.50%, 07/01/2040 1,591 1,401
2.50%, 04/01/2042 2,287 2,019
2.50%, 01/01/2043 252 218
2.50%, 08/01/2043 88 76
2.50%, 10/01/2043 155 134
2.50%, 12/01/2046 60 51
2.50%, 07/01/2050 4,287 3,666
2.50%, 08/01/2050 2,213 1,896
2.50%, 09/01/2050 4,995 4,271
2.50%, 10/01/2050 3,367 2,875
2.50%, 02/01/2051 7,346 6,291
2.50%, 07/01/2051 3,231 2,748
2.50%, 07/01/2051 2,053 1,742
2.50%, 08/01/2051 3,567 3,031
2.50%, 09/01/2051 3,111 2,642
2.50%, 09/01/2051 3,457 2,958
2.50%, 09/01/2051 8,447 7,205
2.50%, 10/01/2051 6,193 5,260
2.50%, 11/01/2051 5,977 5,124
2.50%, 11/01/2051 6,993 6,004
2.50%, 02/01/2052 4,845 4,114
2.50%, 02/01/2052 6,412 5,482
2.50%, 02/01/2052 3,876 3,312
2.50%, 03/01/2052 5,986 5,109
2.50%, 03/01/2052 3,450 2,944
2.50%, 03/01/2052 6,727 5,763
2.50%, 04/01/2052 909 775
2.50%, 04/01/2052 6,469 5,528
2.50%, 04/01/2052 3,580 3,067
2.50%, 05/01/2052 2,814 2,404
3.00%, 11/01/2026 31 30
3.00%, 02/01/2027 54 52
3.00%, 04/01/2027 273 263
3.00%, 08/01/2027 41 39
3.00%, 10/01/2028 164 156
3.00%, 11/01/2028 54 52
3.00%, 02/01/2029 42 40
3.00%, 03/01/2029 72 69
3.00%, 03/01/2029 55 52
3.00%, 04/01/2029 63 60
3.00%, 05/01/2029 67 64
3.00%, 06/01/2029 47 45
3.00%, 08/01/2029 26 25
3.00%, 10/01/2029 31 30
3.00%, 10/01/2029 33 31
3.00%, 10/01/2029 48 45
3.00%, 11/01/2029 48 46
3.00%, 01/01/2030 185 176
3.00%, 01/01/2030 169 161
3.00%, 01/01/2030 67 64
3.00%, 03/01/2030 112 107
3.00%, 06/01/2030 95 90
3.00%, 06/01/2030 80 77
3.00%, 09/01/2030 38 36
3.00%, 09/01/2030 126 120
3.00%, 10/01/2030 106 101
3.00%, 02/01/2031 43 41
3.00%, 04/01/2032 487 458

Schedule of Investments
Bond Market Index Account
June 30, 2023 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.00%, 05/01/2032 $ 66 $ 62
3.00%, 08/01/2032 99 93
3.00%, 01/01/2033 16 15
3.00%, 02/01/2033 251 236
3.00%, 02/01/2033 924 870
3.00%, 08/01/2033 303 283
3.00%, 05/01/2034 69 65
3.00%, 05/01/2034 48 45
3.00%, 08/01/2034 206 193
3.00%, 10/01/2034 22 21
3.00%, 11/01/2034 62 58
3.00%, 12/01/2034 774 725
3.00%, 02/01/2035 66 61
3.00%, 02/01/2035 63 59
3.00%, 03/01/2035 29 27
3.00%, 04/01/2035 29 27
3.00%, 06/01/2035 78 73
3.00%, 07/01/2035 28 26
3.00%, 11/01/2035 40 38
3.00%, 07/01/2036 60 55
3.00%, 12/01/2036 137 126
3.00%, 12/01/2036 202 187
3.00%, 12/01/2036 95 88
3.00%, 02/01/2037 13 12
3.00%, 02/01/2037 84 78
3.00%, 04/01/2037 66 61
3.00%, 04/01/2037 41 37
3.00%, 07/01/2037 24 22
3.00%, 08/01/2037 38 35
3.00%, 09/01/2037 106 98
3.00%, 06/01/2040 1,268 1,152
3.00%, 04/01/2042 73 66
3.00%, 09/01/2042 36 32
3.00%, 12/01/2042 84 76
3.00%, 02/01/2043 252 228
3.00%, 02/01/2043 384 347
3.00%, 02/01/2043 193 174
3.00%, 04/01/2043 240 217
3.00%, 04/01/2043 398 359
3.00%, 04/01/2043 149 134
3.00%, 04/01/2043 101 91
3.00%, 04/01/2043 211 191
3.00%, 04/01/2043 195 176
3.00%, 04/01/2043 150 136
3.00%, 04/01/2043 141 127
3.00%, 04/01/2043 109 99
3.00%, 05/01/2043 152 138
3.00%, 05/01/2043 177 159
3.00%, 05/01/2043 96 87
3.00%, 05/01/2043 18 17
3.00%, 06/01/2043 325 294
3.00%, 06/01/2043 195 176
3.00%, 06/01/2043 355 320
3.00%, 06/01/2043 134 121
3.00%, 06/01/2043 141 127
3.00%, 07/01/2043 53 48
3.00%, 07/01/2043 108 97
3.00%, 07/01/2043 248 223
3.00%, 08/01/2043 45 41
3.00%, 08/01/2043 231 209
3.00%, 08/01/2043 128 116
3.00%, 08/01/2043 338 305
3.00%, 08/01/2043 69 62
3.00%, 08/01/2043 23 21
3.00%, 09/01/2043 150 136
3.00%, 09/01/2043 292 263
3.00%, 10/01/2043 351 317
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.00%, 10/01/2043 $ 32 $ 29
3.00%, 11/01/2043 66 59
3.00%, 11/01/2043 119 108
3.00%, 11/01/2043 41 37
3.00%, 01/01/2044 61 55
3.00%, 01/01/2045 171 154
3.00%, 05/01/2045 238 215
3.00%, 09/01/2045 32 29
3.00%, 10/01/2045 148 134
3.00%, 11/01/2045 35 32
3.00%, 11/01/2045 77 69
3.00%, 12/01/2045 214 192
3.00%, 01/01/2046 138 124
3.00%, 02/01/2046 200 180
3.00%, 02/01/2046 236 213
3.00%, 04/01/2046 45 40
3.00%, 05/01/2046 135 121
3.00%, 05/01/2046 93 83
3.00%, 05/01/2046 39 35
3.00%, 06/01/2046 81 73
3.00%, 08/01/2046 153 137
3.00%, 08/01/2046 137 122
3.00%, 09/01/2046 71 64
3.00%, 09/01/2046 103 92
3.00%, 10/01/2046 517 463
3.00%, 10/01/2046 66 59
3.00%, 11/01/2046 370 332
3.00%, 11/01/2046 256 229
3.00%, 11/01/2046 38 34
3.00%, 11/01/2046 225 202
3.00%, 11/01/2046 326 292
3.00%, 11/01/2046 50 45
3.00%, 12/01/2046 399 357
3.00%, 12/01/2046 710 638
3.00%, 01/01/2047 266 238
3.00%, 01/01/2047 395 354
3.00%, 02/01/2047 295 263
3.00%, 02/01/2047 77 69
3.00%, 05/01/2047 167 150
3.00%, 10/01/2048 20 18
3.00%, 09/01/2049 2,166 1,924
3.00%, 10/01/2049 5,070 4,506
3.00%, 11/01/2049 320 284
3.00%, 11/01/2049 1,602 1,428
3.00%, 11/01/2049 606 538
3.00%, 11/01/2049 1,067 947
3.00%, 12/01/2049 3,861 3,440
3.00%, 03/01/2050 3,203 2,844
3.00%, 03/01/2050 3,462 3,070
3.00%, 06/01/2050 2,875 2,548
3.00%, 07/01/2050 1,262 1,117
3.00%, 07/01/2050 6,272 5,585
3.00%, 10/01/2050 2,128 1,888
3.00%, 03/01/2052 6,281 5,553
3.50%, 10/01/2025 35 34
3.50%, 11/01/2025 21 21
3.50%, 11/01/2025 52 50
3.50%, 01/01/2026 31 30
3.50%, 03/01/2026 46 44
3.50%, 12/01/2026 47 46
3.50%, 02/01/2027 30 29
3.50%, 11/01/2028 58 56
3.50%, 12/01/2028 36 35
3.50%, 03/01/2029 57 54
3.50%, 01/01/2031 3 3
3.50%, 04/01/2031 6 6
3.50%, 02/01/2032 24 23

Schedule of Investments
Bond Market Index Account
June 30, 2023 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.50%, 04/01/2032 $ 26 $ 25
3.50%, 05/01/2032 56 53
3.50%, 06/01/2032 115 111
3.50%, 07/01/2032 37 36
3.50%, 09/01/2032 54 52
3.50%, 12/01/2032 1,193 1,143
3.50%, 09/01/2033 30 29
3.50%, 09/01/2033 39 38
3.50%, 10/01/2033 147 141
3.50%, 10/01/2033 63 59
3.50%, 11/01/2033 67 63
3.50%, 01/01/2034 41 39
3.50%, 06/01/2034 71 67
3.50%, 08/01/2034 18 17
3.50%, 11/01/2034 44 41
3.50%, 02/01/2035 703 670
3.50%, 12/01/2035 88 83
3.50%, 07/01/2036 97 91
3.50%, 02/01/2037 68 64
3.50%, 03/01/2037 79 74
3.50%, 05/01/2037 14 13
3.50%, 07/01/2037 30 28
3.50%, 10/01/2037 35 33
3.50%, 01/01/2038 95 90
3.50%, 01/01/2041 342 320
3.50%, 03/01/2041 473 442
3.50%, 10/01/2041 40 38
3.50%, 12/01/2041 149 139
3.50%, 12/01/2041 137 128
3.50%, 01/01/2042 51 48
3.50%, 03/01/2042 131 123
3.50%, 03/01/2042 32 30
3.50%, 03/01/2042 46 43
3.50%, 05/01/2042 247 231
3.50%, 05/01/2042 42 39
3.50%, 07/01/2042 35 32
3.50%, 07/01/2042 60 56
3.50%, 10/01/2042 279 260
3.50%, 04/01/2043 96 90
3.50%, 05/01/2043 235 220
3.50%, 05/01/2043 282 264
3.50%, 05/01/2043 85 79
3.50%, 06/01/2043 235 220
3.50%, 07/01/2043 101 94
3.50%, 07/01/2043 267 249
3.50%, 08/01/2043 60 56
3.50%, 08/01/2043 187 174
3.50%, 09/01/2043 66 62
3.50%, 12/01/2043 56 52
3.50%, 01/01/2044 784 733
3.50%, 02/01/2044 59 55
3.50%, 07/01/2044 375 351
3.50%, 10/01/2044 54 50
3.50%, 10/01/2044 149 139
3.50%, 11/01/2044 156 145
3.50%, 12/01/2044 117 109
3.50%, 12/01/2044 165 154
3.50%, 12/01/2044 30 27
3.50%, 01/01/2045 174 162
3.50%, 04/01/2045 158 147
3.50%, 05/01/2045 62 58
3.50%, 07/01/2045 30 28
3.50%, 07/01/2045 177 164
3.50%, 08/01/2045 174 162
3.50%, 08/01/2045 153 143
3.50%, 09/01/2045 77 72
3.50%, 09/01/2045 237 221
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.50%, 09/01/2045 $ 190 $ 177
3.50%, 11/01/2045 135 125
3.50%, 11/01/2045 74 69
3.50%, 12/01/2045 178 166
3.50%, 12/01/2045 255 237
3.50%, 12/01/2045 146 136
3.50%, 01/01/2046 222 206
3.50%, 01/01/2046 275 255
3.50%, 02/01/2046 43 40
3.50%, 02/01/2046 114 106
3.50%, 03/01/2046 184 172
3.50%, 03/01/2046 153 142
3.50%, 05/01/2046 186 173
3.50%, 06/01/2046 51 47
3.50%, 07/01/2046 161 149
3.50%, 09/01/2046 152 142
3.50%, 11/01/2046 335 312
3.50%, 12/01/2046 183 170
3.50%, 01/01/2047 403 374
3.50%, 02/01/2047 298 275
3.50%, 03/01/2047 32 30
3.50%, 09/01/2047 88 81
3.50%, 11/01/2047 352 325
3.50%, 01/01/2048 343 316
3.50%, 02/01/2048 31 28
3.50%, 02/01/2048 277 256
3.50%, 03/01/2048 217 200
3.50%, 04/01/2048 139 128
3.50%, 10/01/2048 46 42
3.50%, 10/01/2048 27 25
3.50%, 04/01/2049 203 188
3.50%, 06/01/2049 505 466
3.50%, 06/01/2049 476 440
3.50%, 06/01/2049 425 392
3.50%, 07/01/2049 1,391 1,286
3.50%, 07/01/2049 653 602
3.50%, 07/01/2049 1,022 942
3.50%, 08/01/2049 621 573
3.50%, 09/01/2049 653 603
3.50%, 11/01/2049 1,079 996
3.50%, 11/01/2049 1,168 1,078
3.50%, 11/01/2049 3,292 3,065
3.50%, 05/01/2050 1,029 948
3.50%, 09/01/2050 1,651 1,548
3.50%, 04/01/2052 2,907 2,671
3.50%, 05/01/2052 4,593 4,226
3.50%, 06/01/2052 1,881 1,714
3.50%, 08/01/2052 3,843 3,531
4.00%, 07/01/2025 25 24
4.00%, 04/01/2029 1 1
4.00%, 10/01/2030 4 4
4.00%, 12/01/2030 39 38
4.00%, 02/01/2031 13 13
4.00%, 03/01/2031 185 181
4.00%, 07/01/2031 9 9
4.00%, 10/01/2031 36 35
4.00%, 11/01/2031 8 8
4.00%, 12/01/2031 7 7
4.00%, 01/01/2032 10 10
4.00%, 09/01/2033 78 77
4.00%, 01/01/2036 72 70
4.00%, 02/01/2036 54 52
4.00%, 06/01/2036 45 43
4.00%, 01/01/2037 60 58
4.00%, 02/01/2037 132 127
4.00%, 07/01/2038 88 85
4.00%, 02/01/2039 25 24

Schedule of Investments
Bond Market Index Account
June 30, 2023 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.00%, 10/01/2039 $ 42 $ 40
4.00%, 01/01/2041 146 141
4.00%, 02/01/2041 36 34
4.00%, 02/01/2041 95 92
4.00%, 09/01/2041 51 49
4.00%, 02/01/2043 50 48
4.00%, 12/01/2043 49 47
4.00%, 01/01/2044 158 152
4.00%, 06/01/2044 61 58
4.00%, 06/01/2044 121 116
4.00%, 07/01/2044 84 80
4.00%, 07/01/2044 91 87
4.00%, 09/01/2044 50 48
4.00%, 10/01/2044 146 139
4.00%, 10/01/2044 83 80
4.00%, 11/01/2044 103 99
4.00%, 12/01/2044 113 108
4.00%, 12/01/2044 27 26
4.00%, 01/01/2045 28 27
4.00%, 02/01/2045 84 80
4.00%, 02/01/2045 55 53
4.00%, 02/01/2045 118 113
4.00%, 07/01/2045 68 65
4.00%, 07/01/2045 94 90
4.00%, 09/01/2045 113 108
4.00%, 10/01/2045 102 97
4.00%, 10/01/2045 23 22
4.00%, 11/01/2045 46 43
4.00%, 11/01/2045 171 164
4.00%, 12/01/2045 47 45
4.00%, 12/01/2045 59 56
4.00%, 01/01/2046 196 187
4.00%, 02/01/2046 176 167
4.00%, 02/01/2046 35 33
4.00%, 03/01/2046 56 54
4.00%, 03/01/2046 34 33
4.00%, 04/01/2046 80 76
4.00%, 07/01/2046 161 153
4.00%, 04/01/2047 239 228
4.00%, 06/01/2047 171 163
4.00%, 08/01/2047 259 247
4.00%, 08/01/2047 36 35
4.00%, 08/01/2047 203 194
4.00%, 08/01/2047 126 120
4.00%, 09/01/2047 233 223
4.00%, 11/01/2047 451 431
4.00%, 01/01/2048 364 347
4.00%, 02/01/2048 167 159
4.00%, 03/01/2048 3,317 3,175
4.00%, 03/01/2048 79 75
4.00%, 05/01/2048 466 447
4.00%, 06/01/2048 341 326
4.00%, 06/01/2048 132 126
4.00%, 07/01/2048 100 95
4.00%, 08/01/2048 48 46
4.00%, 08/01/2048 46 44
4.00%, 09/01/2048 193 184
4.00%, 09/01/2048 118 113
4.00%, 01/01/2049 1,903 1,817
4.00%, 01/01/2049 1,087 1,036
4.00%, 03/01/2049 146 139
4.00%, 04/01/2049 259 247
4.00%, 04/01/2049 189 181
4.00%, 07/01/2049 882 839
4.00%, 08/01/2049 571 544
4.00%, 10/01/2049 320 304
4.00%, 10/01/2049 437 418
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.00%, 11/01/2049 $ 404 $ 385
4.00%, 04/01/2050 1,779 1,693
4.00%, 08/01/2052 6,948 6,551
4.00%, 09/01/2052 5,045 4,761
4.50%, 07/01/2029 1 1
4.50%, 02/01/2030 4 4
4.50%, 04/01/2030 1 1
4.50%, 08/01/2030 26 25
4.50%, 09/01/2030 21 21
4.50%, 01/01/2031 5 4
4.50%, 04/01/2031 2 2
4.50%, 05/01/2031 4 4
4.50%, 07/01/2031 18 18
4.50%, 08/01/2031 10 10
4.50%, 02/01/2035 44 44
4.50%, 08/01/2040 33 32
4.50%, 08/01/2040 109 108
4.50%, 06/01/2041 53 52
4.50%, 09/01/2041 87 86
4.50%, 09/01/2043 39 38
4.50%, 10/01/2043 82 81
4.50%, 01/01/2044 151 148
4.50%, 01/01/2044 184 180
4.50%, 02/01/2044 104 102
4.50%, 03/01/2044 57 56
4.50%, 03/01/2044 52 50
4.50%, 05/01/2044 53 52
4.50%, 05/01/2044 41 40
4.50%, 05/01/2044 179 175
4.50%, 06/01/2044 96 94
4.50%, 08/01/2044 70 68
4.50%, 08/01/2044 72 70
4.50%, 12/01/2044 222 218
4.50%, 04/01/2046 63 61
4.50%, 08/01/2046 54 53
4.50%, 01/01/2047 53 52
4.50%, 02/01/2047 28 28
4.50%, 02/01/2047 89 87
4.50%, 03/01/2047 65 64
4.50%, 10/01/2047 58 57
4.50%, 11/01/2047 123 121
4.50%, 02/01/2048 91 89
4.50%, 04/01/2048 261 256
4.50%, 05/01/2048 159 156
4.50%, 07/01/2048 1,813 1,771
4.50%, 08/01/2048 44 43
4.50%, 08/01/2048 44 42
4.50%, 10/01/2048 320 313
4.50%, 10/01/2048 204 199
4.50%, 12/01/2048 934 922
4.50%, 03/01/2049 2,044 2,001
4.50%, 04/01/2049 173 169
4.50%, 05/01/2049 1,404 1,371
4.50%, 07/01/2049 297 291
4.50%, 07/01/2049 529 516
4.50%, 09/01/2049 2,043 1,996
4.50%, 09/01/2049 309 301
4.50%, 09/01/2052 2,359 2,295
4.50%, 10/01/2052 2,389 2,314
4.50%, 05/01/2053 2,603 2,513
5.00%, 04/01/2029 3 3
5.00%, 09/01/2029 40 40
5.00%, 03/01/2030 5 5
5.00%, 08/01/2030 6 6
5.00%, 07/01/2035 65 65
5.00%, 04/01/2037 92 92
5.00%, 01/01/2039 125 125

Schedule of Investments
Bond Market Index Account
June 30, 2023 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
5.00%, 07/01/2039 $ 58 $ 58
5.00%, 07/01/2039 52 52
5.00%, 02/01/2041 55 55
5.00%, 02/01/2041 98 99
5.00%, 05/01/2042 138 139
5.00%, 03/01/2044 46 46
5.00%, 03/01/2044 77 77
5.00%, 05/01/2044 46 46
5.00%, 11/01/2044 91 91
5.00%, 04/01/2048 66 65
5.00%, 09/01/2048 507 502
5.00%, 05/01/2049 41 41
5.00%, 06/01/2049 361 359
5.00%, 07/01/2049 209 208
5.00%, 08/01/2049 218 216
5.00%, 08/01/2052 2,256 2,229
5.00%, 11/01/2052 4,372 4,288
5.00%, 05/01/2053 5,546 5,480
5.00%, 06/01/2053 2,998 2,956
5.00%, 07/01/2053
(k)
500 490
5.50%, 10/01/2023 1 1
5.50%, 11/01/2023 1 1
5.50%, 02/01/2026 11 11
5.50%, 03/01/2027 13 13
5.50%, 06/01/2028 2 2
5.50%, 09/01/2028 1 1
5.50%, 01/01/2029 5 5
5.50%, 01/01/2029 1 1
5.50%, 12/01/2029 5 5
5.50%, 11/01/2035 108 111
5.50%, 12/01/2036 46 47
5.50%, 03/01/2037 70 72
5.50%, 08/01/2037 46 47
5.50%, 08/01/2037 48 50
5.50%, 08/01/2037 60 62
5.50%, 05/01/2038 82 84
5.50%, 06/01/2038 37 38
5.50%, 03/01/2053 3,619 3,636
5.50%, 07/01/2053
(k)
9,000 8,956
6.00%, 05/01/2041 81 85
6.00%, 01/01/2053 4,763 4,917
6.00%, 07/01/2053
(k)
2,000 2,018
6.50%, 01/01/2038 37 39
6.50%, 07/01/2053
(k)
2,500 2,553
$ 481,330
Government National Mortgage Association (GNMA) - 6 .07%
2.00%, 08/20/2050 6,400 5,407
2.00%, 01/20/2051 7,321 6,171
2.00%, 02/20/2051 18,601 15,680
2.00%, 05/20/2051 5,035 4,244
2.50%, 03/20/2028 29 27
2.50%, 07/20/2028 32 30
2.50%, 03/20/2031 41 37
2.50%, 05/20/2032 51 47
2.50%, 07/20/2043 85 75
2.50%, 06/20/2045 49 43
2.50%, 12/20/2046 99 87
2.50%, 01/20/2047 149 131
2.50%, 06/20/2050 12,610 10,999
2.50%, 05/20/2051 8,467 7,356
2.50%, 07/20/2051 3,078 2,665
2.50%, 09/20/2051 11,355 9,842
3.00%, 07/20/2030 65 61
3.00%, 01/20/2031 42 40
3.00%, 07/20/2032 48 45
3.00%, 01/20/2033 23 22
3.00%, 09/20/2042 527 481
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
3.00%, 10/15/2042 $ 77 $ 70
3.00%, 12/20/2042 148 136
3.00%, 01/20/2043 207 189
3.00%, 03/20/2043 275 251
3.00%, 03/20/2043 106 98
3.00%, 04/20/2043 355 325
3.00%, 06/15/2043 129 117
3.00%, 06/20/2043 77 70
3.00%, 07/15/2043 34 31
3.00%, 08/15/2043 64 59
3.00%, 08/15/2043 64 58
3.00%, 08/20/2043 37 33
3.00%, 09/20/2043 141 129
3.00%, 10/20/2043 75 69
3.00%, 11/20/2043 56 51
3.00%, 03/20/2044 116 106
3.00%, 08/20/2044 415 380
3.00%, 11/15/2044 197 177
3.00%, 11/20/2044 136 125
3.00%, 12/20/2044 135 123
3.00%, 02/15/2045 134 121
3.00%, 05/20/2045 118 107
3.00%, 07/15/2045 58 52
3.00%, 07/20/2045 928 849
3.00%, 08/15/2045 143 129
3.00%, 08/20/2045 295 269
3.00%, 10/20/2045 257 235
3.00%, 11/20/2045 151 138
3.00%, 12/20/2045 211 192
3.00%, 01/20/2046 52 47
3.00%, 02/20/2046 70 64
3.00%, 03/20/2046 329 300
3.00%, 04/20/2046 214 195
3.00%, 05/20/2046 196 178
3.00%, 06/20/2046 296 269
3.00%, 07/20/2046 884 804
3.00%, 08/20/2046 607 551
3.00%, 09/20/2046 354 322
3.00%, 10/20/2046 234 212
3.00%, 11/20/2046 171 154
3.00%, 11/20/2046 359 326
3.00%, 12/20/2046 440 400
3.00%, 01/20/2047 291 264
3.00%, 07/20/2047 13 12
3.00%, 10/20/2047 300 271
3.00%, 11/20/2047 142 128
3.00%, 12/20/2047 469 424
3.00%, 01/20/2048 201 182
3.00%, 02/20/2048 213 192
3.00%, 03/20/2048 197 178
3.00%, 11/20/2049 7,401 6,678
3.00%, 09/20/2051 8,444 7,574
3.50%, 09/20/2028 39 38
3.50%, 04/20/2042 342 322
3.50%, 05/20/2042 361 340
3.50%, 06/20/2042 101 95
3.50%, 07/20/2042 403 379
3.50%, 10/20/2042 244 230
3.50%, 01/15/2043 103 97
3.50%, 01/20/2043 132 124
3.50%, 02/20/2043 398 375
3.50%, 03/20/2043 375 354
3.50%, 03/20/2043 177 165
3.50%, 04/15/2043 48 45
3.50%, 04/20/2043 256 238
3.50%, 04/20/2043 363 342
3.50%, 07/20/2043 435 410
3.50%, 08/15/2043 34 32

Schedule of Investments
Bond Market Index Account
June 30, 2023 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
3.50%, 08/20/2043 $ 331 $ 312
3.50%, 09/20/2043 221 208
3.50%, 07/20/2044 235 221
3.50%, 08/20/2044 249 234
3.50%, 09/20/2044 93 87
3.50%, 10/20/2044 100 94
3.50%, 11/20/2044 105 99
3.50%, 12/20/2044 117 110
3.50%, 02/20/2045 115 108
3.50%, 05/20/2045 150 141
3.50%, 06/20/2045 32 30
3.50%, 07/20/2045 225 210
3.50%, 08/20/2045 105 99
3.50%, 09/20/2045 56 52
3.50%, 10/20/2045 416 389
3.50%, 11/20/2045 342 320
3.50%, 12/20/2045 216 202
3.50%, 01/20/2046 538 505
3.50%, 02/20/2046 29 27
3.50%, 03/20/2046 2,744 2,570
3.50%, 04/20/2046 212 199
3.50%, 05/20/2046 288 270
3.50%, 06/20/2046 1,247 1,170
3.50%, 07/15/2046 31 29
3.50%, 07/20/2046 149 139
3.50%, 08/20/2046 667 625
3.50%, 09/20/2046 276 258
3.50%, 10/20/2046 330 309
3.50%, 11/20/2046 250 235
3.50%, 12/20/2046 281 263
3.50%, 01/20/2047 279 262
3.50%, 02/20/2047 165 154
3.50%, 03/20/2047 218 205
3.50%, 04/20/2047 525 492
3.50%, 05/20/2047 158 148
3.50%, 06/20/2047 240 225
3.50%, 07/20/2047 3,420 3,203
3.50%, 08/20/2047 695 649
3.50%, 09/20/2047 50 47
3.50%, 10/20/2047 170 159
3.50%, 11/20/2047 222 208
3.50%, 12/20/2047 253 237
3.50%, 01/20/2048 354 331
3.50%, 02/20/2048 56 52
3.50%, 07/20/2048 110 103
4.00%, 08/15/2040 30 29
4.00%, 12/20/2040 16 16
4.00%, 08/15/2041 27 26
4.00%, 11/15/2041 45 44
4.00%, 03/15/2042 27 26
4.00%, 03/20/2042 70 68
4.00%, 04/20/2042 62 60
4.00%, 05/15/2042 89 86
4.00%, 10/20/2043 33 32
4.00%, 11/20/2043 78 75
4.00%, 02/20/2044 186 181
4.00%, 03/15/2044 60 58
4.00%, 05/20/2044 120 116
4.00%, 06/20/2044 90 87
4.00%, 07/20/2044 361 351
4.00%, 08/20/2044 259 251
4.00%, 09/20/2044 235 229
4.00%, 10/20/2044 309 299
4.00%, 11/20/2044 136 132
4.00%, 12/20/2044 250 243
4.00%, 01/20/2045 212 206
4.00%, 04/20/2045 132 128
4.00%, 05/15/2045 88 84
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
4.00%, 07/20/2045 $ 49 $ 47
4.00%, 08/20/2045 126 121
4.00%, 09/20/2045 178 172
4.00%, 10/20/2045 96 92
4.00%, 11/20/2045 35 34
4.00%, 12/15/2045 37 36
4.00%, 12/20/2045 89 86
4.00%, 01/20/2046 55 53
4.00%, 02/20/2046 81 78
4.00%, 04/20/2046 132 127
4.00%, 05/20/2046 65 63
4.00%, 07/20/2046 136 131
4.00%, 01/20/2047 262 251
4.00%, 02/20/2047 205 196
4.00%, 03/20/2047 187 179
4.00%, 05/20/2047 250 240
4.00%, 06/20/2047 252 242
4.00%, 07/20/2047 604 580
4.00%, 08/20/2047 30 28
4.00%, 09/20/2047 1,906 1,834
4.00%, 10/20/2047 139 133
4.00%, 04/20/2052 4,968 4,701
4.50%, 02/15/2039 67 66
4.50%, 05/15/2039 48 47
4.50%, 11/15/2039 169 167
4.50%, 04/15/2040 124 122
4.50%, 01/20/2041 20 19
4.50%, 02/20/2041 19 19
4.50%, 03/20/2041 15 15
4.50%, 07/15/2041 41 41
4.50%, 05/20/2043 60 60
4.50%, 06/20/2043 66 65
4.50%, 10/20/2043 53 52
4.50%, 11/20/2043 171 170
4.50%, 03/20/2044 247 245
4.50%, 04/20/2044 11 11
4.50%, 05/20/2044 179 177
4.50%, 07/20/2044 94 93
4.50%, 12/20/2044 39 38
4.50%, 02/20/2045 101 100
4.50%, 03/20/2045 43 43
4.50%, 04/20/2045 53 53
4.50%, 06/20/2046 51 51
4.50%, 12/20/2046 156 154
4.50%, 02/20/2047 89 88
4.50%, 04/20/2047 60 59
4.50%, 06/15/2047 44 43
4.50%, 08/20/2047 125 122
4.50%, 10/20/2047 58 57
4.50%, 02/20/2048 946 927
4.50%, 05/20/2048 674 660
4.50%, 08/20/2048 171 167
4.50%, 10/20/2048 102 100
4.50%, 11/20/2048 156 153
4.50%, 12/20/2048 45 44
4.50%, 07/20/2053
(k)
6,025 5,815
5.00%, 07/15/2035 41 41
5.00%, 04/15/2041 96 96
5.00%, 08/20/2041 41 41
5.00%, 04/20/2042 32 33
5.00%, 12/20/2042 93 94
5.00%, 07/20/2043 55 56
5.00%, 02/20/2044 57 58
5.00%, 03/20/2044 35 36
5.00%, 12/20/2045 52 53
5.00%, 03/20/2048 41 41
5.00%, 06/20/2048 765 763
5.00%, 10/20/2048 51 51

Schedule of Investments
Bond Market Index Account
June 30, 2023 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
5.00%, 07/20/2053
(k)
$ 6,300 $ 6,191
5.50%, 01/15/2040 45 46
5.50%, 06/20/2040 25 25
5.50%, 01/20/2041 103 107
5.50%, 10/20/2042 40 41
5.50%, 09/20/2043 46 47
5.50%, 07/20/2053
(k)
4,500 4,479
6.00%, 04/15/2035 7 7
6.00%, 07/20/2053
(k)
2,675 2,693
6.50%, 07/20/2053
(k)
975 992
$ 145,765
U.S. Treasury - 41 .43%
0.25%, 05/31/2025 7,480 6,845
0.25%, 06/30/2025 7,425 6,781
0.25%, 07/31/2025 10,330 9,400
0.25%, 08/31/2025 9,680 8,782
0.25%, 09/30/2025 895 811
0.25%, 10/31/2025 4,740 4,278
0.38%, 08/15/2024 10,380 9,820
0.38%, 09/15/2024 1,160 1,093
0.38%, 04/30/2025 8,200 7,545
0.38%, 11/30/2025 4,675 4,220
0.38%, 01/31/2026 2,475 2,222
0.38%, 07/31/2027 8,175 6,993
0.38%, 09/30/2027 3,705 3,153
0.50%, 02/28/2026 9,780 8,785
0.50%, 04/30/2027 2,100 1,820
0.50%, 05/31/2027 3,290 2,844
0.50%, 06/30/2027 4,645 4,005
0.50%, 08/31/2027 5,260 4,513
0.50%, 10/31/2027 5,060 4,319
0.63%, 10/15/2024 12,395 11,678
0.63%, 07/31/2026 4,210 3,751
0.63%, 03/31/2027 5,975 5,216
0.63%, 11/30/2027 4,645 3,978
0.63%, 12/31/2027 8,210 7,016
0.63%, 05/15/2030 11,285 9,040
0.63%, 08/15/2030 10,525 8,385
0.75%, 11/15/2024 7,445 7,002
0.75%, 03/31/2026 8,220 7,429
0.75%, 04/30/2026 2,800 2,521
0.75%, 05/31/2026 10,275 9,229
0.75%, 08/31/2026 23,085 20,589
0.75%, 01/31/2028 10,270 8,810
0.88%, 06/30/2026 4,900 4,415
0.88%, 09/30/2026 7,660 6,853
0.88%, 11/15/2030 8,185 6,623
1.00%, 07/31/2028 5,825 4,996
1.13%, 02/28/2025 8,950 8,389
1.13%, 10/31/2026 3,635 3,269
1.13%, 02/28/2027 2,670 2,383
1.13%, 02/29/2028 9,595 8,362
1.13%, 08/31/2028 6,255 5,389
1.13%, 02/15/2031 10,685 8,787
1.13%, 05/15/2040 8,450 5,478
1.13%, 08/15/2040 11,660 7,497
1.25%, 08/31/2024 7,500 7,153
1.25%, 11/30/2026 3,875 3,491
1.25%, 12/31/2026 3,175 2,858
1.25%, 03/31/2028 7,125 6,236
1.25%, 04/30/2028 7,750 6,770
1.25%, 05/31/2028 3,825 3,336
1.25%, 06/30/2028 4,550 3,961
1.25%, 09/30/2028 9,675 8,375
1.25%, 08/15/2031 11,020 9,043
1.25%, 05/15/2050 4,300 2,418
1.38%, 08/31/2026 3,400 3,094
1.38%, 10/31/2028 4,050 3,524
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
1.38%, 12/31/2028 $ 9,540 $ 8,275
1.38%, 11/15/2031 12,865 10,608
1.38%, 11/15/2040 4,950 3,312
1.38%, 08/15/2050 5,155 2,995
1.50%, 09/30/2024 5,950 5,677
1.50%, 10/31/2024 5,650 5,376
1.50%, 08/15/2026 3,015 2,756
1.50%, 01/31/2027 5,200 4,710
1.50%, 11/30/2028 6,695 5,856
1.50%, 02/15/2030 5,660 4,848
1.63%, 02/15/2026 3,315 3,072
1.63%, 05/15/2026 6,570 6,062
1.63%, 09/30/2026 1,265 1,159
1.63%, 11/30/2026 2,215 2,022
1.63%, 08/15/2029 3,750 3,270
1.63%, 05/15/2031 10,330 8,778
1.63%, 11/15/2050 6,050 3,757
1.75%, 07/31/2024 1,965 1,890
1.75%, 12/31/2024 5,620 5,343
1.75%, 12/31/2026 5,855 5,363
1.75%, 01/31/2029 4,390 3,881
1.75%, 11/15/2029 4,160 3,648
1.75%, 08/15/2041 6,735 4,732
1.88%, 07/31/2026 4,170 3,861
1.88%, 02/28/2027 3,220 2,952
1.88%, 02/28/2029 3,180 2,828
1.88%, 02/15/2032 11,940 10,227
1.88%, 02/15/2041 7,345 5,334
1.88%, 02/15/2051 7,680 5,085
1.88%, 11/15/2051 8,705 5,746
2.00%, 02/15/2025 8,570 8,158
2.00%, 08/15/2025 4,850 4,575
2.00%, 11/15/2026 9,295 8,598
2.00%, 11/15/2041 5,650 4,136
2.00%, 02/15/2050 5,410 3,709
2.00%, 08/15/2051 9,705 6,616
2.13%, 07/31/2024 5,580 5,389
2.13%, 09/30/2024 4,770 4,587
2.13%, 11/30/2024 3,690 3,534
2.13%, 05/15/2025 2,880 2,735
2.13%, 05/31/2026 2,520 2,357
2.25%, 10/31/2024 3,336 3,206
2.25%, 11/15/2024 8,963 8,607
2.25%, 12/31/2024 3,000 2,872
2.25%, 11/15/2025 4,080 3,855
2.25%, 03/31/2026 5,000 4,705
2.25%, 02/15/2027 8,160 7,588
2.25%, 08/15/2027 5,535 5,117
2.25%, 11/15/2027 8,485 7,815
2.25%, 05/15/2041 7,245 5,580
2.25%, 08/15/2046 3,195 2,334
2.25%, 08/15/2049 4,425 3,215
2.25%, 02/15/2052 6,580 4,755
2.38%, 08/15/2024 4,595 4,447
2.38%, 04/30/2026 5,000 4,715
2.38%, 05/15/2027 6,155 5,731
2.38%, 03/31/2029 12,640 11,540
2.38%, 05/15/2029 4,795 4,372
2.38%, 02/15/2042 1,865 1,452
2.38%, 11/15/2049 3,860 2,882
2.38%, 05/15/2051 6,250 4,647
2.50%, 01/31/2025 3,300 3,167
2.50%, 02/28/2026 5,190 4,919
2.50%, 03/31/2027 4,305 4,034
2.50%, 02/15/2045 3,350 2,594
2.50%, 02/15/2046 2,925 2,251
2.50%, 05/15/2046 2,520 1,938
2.63%, 03/31/2025 1,805 1,733

Schedule of Investments
Bond Market Index Account
June 30, 2023 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
2.63%, 04/15/2025 $ 3,075 $ 2,950
2.63%, 12/31/2025 5,000 4,762
2.63%, 02/15/2029 8,305 7,695
2.63%, 07/31/2029 2,325 2,148
2.75%, 02/28/2025 8,615 8,300
2.75%, 05/15/2025 2,500 2,401
2.75%, 06/30/2025 1,280 1,228
2.75%, 08/31/2025 5,225 5,005
2.75%, 04/30/2027 3,660 3,457
2.75%, 02/15/2028 5,775 5,427
2.75%, 05/31/2029 7,280 6,778
2.75%, 08/15/2032 10,490 9,617
2.75%, 08/15/2042 1,591 1,311
2.75%, 11/15/2042 2,610 2,147
2.75%, 08/15/2047 3,060 2,461
2.75%, 11/15/2047 3,405 2,739
2.88%, 04/30/2025 9,505 9,153
2.88%, 05/31/2025 4,120 3,965
2.88%, 06/15/2025 15,005 14,434
2.88%, 07/31/2025 2,000 1,923
2.88%, 11/30/2025 3,435 3,292
2.88%, 05/15/2028 4,400 4,152
2.88%, 08/15/2028 6,030 5,680
2.88%, 04/30/2029 7,835 7,347
2.88%, 05/15/2032 6,240 5,786
2.88%, 05/15/2043 2,333 1,951
2.88%, 08/15/2045 2,145 1,770
2.88%, 11/15/2046 1,465 1,207
2.88%, 05/15/2049 4,615 3,814
2.88%, 05/15/2052 5,525 4,579
3.00%, 07/31/2024 4,350 4,240
3.00%, 07/15/2025 100 96
3.00%, 09/30/2025 2,775 2,671
3.00%, 10/31/2025 4,600 4,424
3.00%, 05/15/2042 1,200 1,031
3.00%, 11/15/2044 2,375 2,010
3.00%, 05/15/2045 1,845 1,558
3.00%, 11/15/2045 1,320 1,113
3.00%, 02/15/2047 3,115 2,623
3.00%, 05/15/2047 2,050 1,726
3.00%, 02/15/2048 2,990 2,521
3.00%, 08/15/2048 3,620 3,054
3.00%, 02/15/2049 4,115 3,480
3.00%, 08/15/2052 4,430 3,767
3.13%, 08/15/2025 100 97
3.13%, 08/31/2027 6,040 5,776
3.13%, 11/15/2028 8,255 7,864
3.13%, 08/31/2029 4,085 3,880
3.13%, 11/15/2041 1,700 1,497
3.13%, 02/15/2042 805 708
3.13%, 02/15/2043 2,660 2,320
3.13%, 08/15/2044 3,045 2,635
3.13%, 05/15/2048 4,020 3,468
3.25%, 06/30/2029 2,055 1,966
3.25%, 05/15/2042 3,650 3,257
3.38%, 05/15/2033 2,980 2,874
3.38%, 08/15/2042 3,440 3,122
3.38%, 05/15/2044 3,425 3,088
3.38%, 11/15/2048 4,715 4,261
3.50%, 01/31/2030 3,850 3,736
3.50%, 02/15/2033 7,826 7,623
3.50%, 02/15/2039 1,170 1,121
3.63%, 08/15/2043 1,880 1,765
3.63%, 02/15/2044 1,755 1,644
3.63%, 02/15/2053 9,175 8,805
3.63%, 05/15/2053 935 899
3.75%, 06/30/2030 3,040 3,000
3.75%, 08/15/2041 755 729
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
3.75%, 11/15/2043 $ 1,935 $ 1,849
3.88%, 04/30/2025 11,025 10,811
3.88%, 09/30/2029 470 465
3.88%, 11/30/2029 4,885 4,841
3.88%, 08/15/2040 1,569 1,557
4.00%, 10/31/2029 7,165 7,146
4.00%, 11/15/2042 2,365 2,350
4.00%, 11/15/2052 4,335 4,453
4.13%, 09/30/2027 360 358
4.13%, 10/31/2027 4,930 4,904
4.13%, 11/15/2032 8,820 9,013
4.25%, 05/15/2039 715 748
4.25%, 11/15/2040 1,035 1,076
4.38%, 10/31/2024 12,080 11,934
4.38%, 02/15/2038 890 947
4.38%, 11/15/2039 1,455 1,540
4.38%, 05/15/2040 1,489 1,573
4.38%, 05/15/2041 1,210 1,273
4.50%, 02/15/2036 1,340 1,446
4.50%, 05/15/2038 710 764
4.50%, 08/15/2039 685 736
4.63%, 02/15/2040 900 981
4.75%, 02/15/2037 660 730
4.75%, 02/15/2041 4,115 4,543
5.00%, 05/15/2037 1,130 1,280
5.25%, 02/15/2029 2,000 2,110
5.38%, 02/15/2031 3,616 3,959
6.00%, 02/15/2026 2,000 2,067
6.13%, 11/15/2027 2,225 2,391
6.13%, 08/15/2029 900 999
6.25%, 05/15/2030 1,500 1,701
6.38%, 08/15/2027 1,830 1,972
6.88%, 08/15/2025 1,000 1,042
$ 994,948
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 1,653,422
Total Investments $ 2,439,218
Other Assets and Liabilities -  (1.58)% (37,989)
TOTAL NET ASSETS - 100.00% $ 2,401,229
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $8,682 or
0.36% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $8,396 or 0.35% of net assets.
(e) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(f) Non-income producing security
(g) Security purchased on a when-issued basis.
(h) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(i) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $5,400 or 0.22% of net assets.
(j) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(k) Security was purchased in a "to-be-announced" ("TBA") transaction.

Schedule of Investments
Bond Market Index Account
June 30, 2023 (unaudited)
See accompanying notes.

Portfolio Summary
Sector Percent
Government 45 .13%
Mortgage Securities 28 .60%
Financial 8 .17%
Consumer, Non-cyclical 4 .54%
Money Market Funds 2 .38%
Communications 2 .30%
Utilities 2 .05%
Technology 1 .90%
Industrial 1 .81%
Energy 1 .69%
Consumer, Cyclical 1 .32%
Basic Materials 0 .62%
Investment Companies 0 .52%
Revenue Bonds 0 .31%
General Obligation Unlimited 0 .20%
Insured 0 .04%
General Obligation Limited 0 .00%
Other Assets and Liabilities
( 1 .58 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2022 Purchases Sales June 30, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.01% $ 65,730 $ 402,207 $ 413,197 $ 54,740
$ 65,730 $ 402,207 $ 413,197 $ 54,740
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.01% $ 1,250 $ — $ — $ —
$ 1,250 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Core Plus Bond Account
June 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 4 .11 % Shares Held Value (000's)
Money Market Funds - 4 .11%
BlackRock Liquidity FedFund - Institutional Class
5.00%
(a),(b)
944,673 $ 945
Principal Government Money Market Fund - Class
R-6 5.01%
(a),(c)
7,138,868 7,139
$ 8,084
TOTAL INVESTMENT COMPANIES $ 8,084
BONDS - 48 .83%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 1 .69%
Boeing Co/The
1.95%, 02/01/2024 $ 1,370 $ 1,339
2.20%, 02/04/2026 635 583
3.10%, 05/01/2026 190 178
3.75%, 02/01/2050 200 150
4.88%, 05/01/2025 175 173
Bombardier Inc
7.13%, 06/15/2026
(d)
25 25
Raytheon Technologies Corp
4.13%, 11/16/2028 600 578
TransDigm Inc
4.88%, 05/01/2029 30 27
6.25%, 03/15/2026
(d)
25 25
7.50%, 03/15/2027 91 91
Triumph Group Inc
9.00%, 03/15/2028
(d)
155 158
$ 3,327
Agriculture - 0 .16%
BAT Capital Corp
4.54%, 08/15/2047 120 89
Cargill Inc
4.88%, 10/10/2025
(d)
75 74
Reynolds American Inc
5.70%, 08/15/2035 165 155
$ 318
Airlines - 0 .30%
American Airlines 2021-1 Class B Pass Through
Trust
3.95%, 01/11/2032 5 4
American Airlines Inc/AAdvantage Loyalty IP Ltd
5.75%, 04/20/2029
(d)
10 10
Delta Air Lines Inc / SkyMiles IP Ltd
4.50%, 10/20/2025
(d)
212 207
Hawaiian Brand Intellectual Property Ltd /
HawaiianMiles Loyalty Ltd
5.75%, 01/20/2026
(d)
100 95
Southwest Airlines Co
5.25%, 05/04/2025 255 252
United Airlines Inc
4.38%, 04/15/2026
(d)
20 19
$ 587
Automobile Asset Backed Securities - 5 .59%
Ally Auto Receivables Trust 2022-2
4.62%, 10/15/2025 771 767
AmeriCredit Automobile Receivables Trust 2022-2
6.22%, 12/18/2025 486 487
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.15%
Americredit Automobile Receivables Trust 2023-1
5.84%, 10/19/2026 700 700
Capital One Prime Auto Receivables Trust 2021-1
0.32%, 02/18/2025 24 24
Capital One Prime Auto Receivables Trust 2022-1
2.71%, 06/16/2025 293 290
Carmax Auto Owner Trust 2020-1
1.89%, 12/16/2024 109 109
CarMax Auto Owner Trust 2022-1
0.91%, 02/18/2025 72 72
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
Carmax Auto Owner Trust 2023-2
5.50%, 06/15/2026 $ 425 $ 424
Carvana Auto Receivables Trust 2021-P4
0.82%, 04/10/2025 27 27
Ford Credit Auto Owner Trust 2022-C
5.59%, 04/15/2025 519 519
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.52%
Ford Credit Auto Owner Trust 2023-A
5.14%, 03/15/2026 640 637
Ford Credit Auto Owner Trust 2023-B
5.23%, 05/15/2028 1,280 1,278
GM Financial Automobile Leasing Trust 2023-1
5.27%, 06/20/2025 335 333
GM Financial Consumer Automobile Receivables
Trust 2021-4
0.28%, 11/18/2024 10 10
GM Financial Consumer Automobile Receivables
Trust 2023-1
5.19%, 03/16/2026 280 279
GM Financial Consumer Automobile Receivables
Trust 2023-2
5.10%, 05/18/2026 380 378
GMF Floorplan Owner Revolving Trust
5.34%, 06/15/2028
(d)
600 599
Hyundai Auto Lease Securitization Trust 2022-B
5.69%, 10/15/2024
(d)
190 190
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.62%
Hyundai Auto Receivables Trust 2023-A
5.19%, 12/15/2025 425 423
Nissan Auto Lease Trust 2023-B
5.69%, 07/15/2026 570 571
Nissan Auto Receivables 2022-B Owner Trust
4.50%, 08/15/2025 489 486
Santander Drive Auto Receivables Trust 2022-6
4.37%, 05/15/2025 255 255
Santander Drive Auto Receivables Trust 2022-7
5.81%, 01/15/2026 327 327
Santander Drive Auto Receivables Trust 2023-1
5.36%, 05/15/2026 663 662
Toyota Auto Loan Extended Note Trust 2019-1
2.56%, 11/25/2031
(d)
775 752
Toyota Auto Receivables 2022-B Owner Trust
5.56%, 01/15/2025 177 177
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.49%
World Omni Auto Receivables Trust 2021-A
0.30%, 01/15/2026 216 210
$ 10,986
Automobile Manufacturers - 0 .58%
Ford Motor Credit Co LLC
3.38%, 11/13/2025 320 297
General Motors Financial Co Inc
1.20%, 10/15/2024 170 160
1.25%, 01/08/2026 375 335
Mercedes-Benz Finance North America LLC
4.80%, 03/30/2028
(d)
350 345
$ 1,137
Automobile Parts & Equipment - 0 .03%
Dana Inc
5.38%, 11/15/2027 55 52

Schedule of Investments
Core Plus Bond Account
June 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks - 8 .23%
Bank of America Corp
1.66%, 03/11/2027
(e)
$ 350 $ 315
Secured Overnight Financing Rate + 0.91%
2.48%, 09/21/2036
(e)
900 688
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.20%
2.68%, 06/19/2041
(e)
680 477
Secured Overnight Financing Rate + 1.93%
2.69%, 04/22/2032
(e)
5 4
Secured Overnight Financing Rate + 1.32%
3.85%, 03/08/2037
(e)
50 43
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
4.18%, 11/25/2027 350 332
4.20%, 08/26/2024 220 216
4.83%, 07/22/2026
(e)
250 246
Secured Overnight Financing Rate + 1.75%
Bank of New York Mellon Corp/The
4.97%, 04/26/2034
(e)
275 269
Secured Overnight Financing Rate + 1.61%
Barclays PLC
2.28%, 11/24/2027
(e)
200 176
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.05%
2.85%, 05/07/2026
(e)
600 562
Secured Overnight Financing Rate + 2.71%
7.75%, 09/15/2023
(e),(f),(g)
200 196
USD Swap Semi-Annual 5 Year + 4.84%
BNP Paribas SA
2.22%, 06/09/2026
(d),(e)
400 370
Secured Overnight Financing Rate + 2.07%
Citigroup Inc
3.11%, 04/08/2026
(e)
495 473
Secured Overnight Financing Rate + 2.84%
3.79%, 03/17/2033
(e)
415 367
Secured Overnight Financing Rate + 1.94%
5.61%, 09/29/2026
(e)
380 379
Secured Overnight Financing Rate + 1.55%
6.27%, 11/17/2033
(e)
350 371
Secured Overnight Financing Rate + 2.34%
Credit Suisse AG/New York NY
2.95%, 04/09/2025 665 625
DBS Group Holdings Ltd
4.52%, 12/11/2028
(d),(e)
315 313
USD Swap Rate NY 5 Year + 1.59%
Deutsche Bank AG/New York NY
2.22%, 09/18/2024
(e)
375 370
Secured Overnight Financing Rate + 2.16%
Goldman Sachs Group Inc/The
3.10%, 02/24/2033
(e)
360 304
Secured Overnight Financing Rate + 1.41%
3.63%, 02/20/2024 250 246
3.85%, 01/26/2027 160 152
5.70%, 11/01/2024 75 75
HSBC Holdings PLC
4.25%, 03/14/2024 435 429
JPMorgan Chase & Co
2.08%, 04/22/2026
(e)
335 314
Secured Overnight Financing Rate + 1.85%
4.60%, 02/01/2025
(e),(f)
125 117
CME Term Secured Overnight Financing
Rate 3 Month + 3.13%
4.91%, 07/25/2033
(e)
705 689
Secured Overnight Financing Rate + 2.08%
5.35%, 06/01/2034
(e)
150 151
Secured Overnight Financing Rate + 1.85%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
KeyBank NA/Cleveland OH
4.15%, 08/08/2025 $ 500 $ 462
Lloyds Banking Group PLC
3.87%, 07/09/2025
(e)
850 828
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.50%
Morgan Stanley
0.99%, 12/10/2026
(e)
1,461 1,303
Secured Overnight Financing Rate + 0.72%
2.48%, 09/16/2036
(e)
225 171
Secured Overnight Financing Rate + 1.36%
4.35%, 09/08/2026 800 773
5.00%, 11/24/2025 230 226
Santander UK Group Holdings PLC
1.09%, 03/15/2025
(e)
345 330
Secured Overnight Financing Rate + 0.79%
Standard Chartered PLC
2.82%, 01/30/2026
(d),(e)
535 504
3 Month USD LIBOR + 1.21%
State Street Corp
4.82%, 01/26/2034
(e)
80 78
Secured Overnight Financing Rate + 1.57%
Toronto-Dominion Bank/The
4.69%, 09/15/2027 250 245
Truist Financial Corp
5.90%, 10/28/2026
(e)
180 178
Secured Overnight Financing Rate + 1.63%
UBS Group AG
2.19%, 06/05/2026
(d),(e)
250 229
Secured Overnight Financing Rate + 2.04%
4.75%, 05/12/2028
(d),(e)
235 223
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.75%
UniCredit SpA
1.98%, 06/03/2027
(d),(e)
200 176
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.20%
Wells Fargo & Co
3.75%, 01/24/2024 330 326
4.61%, 04/25/2053
(e)
320 281
Secured Overnight Financing Rate + 2.13%
Westpac Banking Corp
4.11%, 07/24/2034
(e)
85 74
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
4.42%, 07/24/2039 615 506
$ 16,182
Beverages - 0 .65%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev
Worldwide Inc
3.65%, 02/01/2026 115 111
Anheuser-Busch InBev Worldwide Inc
4.38%, 04/15/2038 190 176
4.60%, 04/15/2048 104 96
5.45%, 01/23/2039 225 233
Central American Bottling Corp / CBC Bottling
Holdco SL / Beliv Holdco SL
5.25%, 04/27/2029
(d)
70 65
Constellation Brands Inc
4.75%, 05/09/2032 285 277
PepsiCo Inc
1.95%, 10/21/2031 100 83
4.20%, 07/18/2052 45 42
4.45%, 02/15/2033
(h)
200 201
$ 1,284

Schedule of Investments
Core Plus Bond Account
June 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Biotechnology - 0 .29%
Amgen Inc
5.15%, 03/02/2028 $ 175 $ 175
5.25%, 03/02/2030 150 150
5.60%, 03/02/2043 85 85
CSL Finance PLC
4.75%, 04/27/2052
(d)
175 163
$ 573
Building Materials - 0 .50%
Builders FirstSource Inc
4.25%, 02/01/2032
(d)
145 126
Cemex SAB de CV
3.88%, 07/11/2031
(d)
325 274
9.13%, 03/14/2028
(d),(e),(f)
200 202
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.91%
GCC SAB de CV
3.61%, 04/20/2032
(d)
200 170
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028
(d)
230 217
$ 989
Chemicals - 1 .04%
Braskem Netherlands Finance BV
7.25%, 02/13/2033
(d)
200 196
Consolidated Energy Finance SA
5.63%, 10/15/2028
(d)
260 221
6.50%, 05/15/2026
(d)
150 141
Element Solutions Inc
3.88%, 09/01/2028
(d)
111 97
Olympus Water US Holding Corp
4.25%, 10/01/2028
(d)
275 217
Orbia Advance Corp SAB de CV
2.88%, 05/11/2031
(d)
350 278
SABIC Capital II BV
4.00%, 10/10/2023
(d)
200 199
Sasol Financing USA LLC
8.75%, 05/03/2029
(d)
325 317
Sherwin-Williams Co/The
4.25%, 08/08/2025 150 147
Westlake Corp
2.88%, 08/15/2041 358 238
$ 2,051
Commercial Mortgage Backed Securities - 1 .68%
Benchmark 2019-B15 Mortgage Trust
3.56%, 12/15/2072 250 202
Benchmark 2021-B25 Mortgage Trust
2.58%, 04/15/2054 150 119
Citigroup Commercial Mortgage Trust 2015-GC27
3.57%, 02/10/2048 900 849
Citigroup Commercial Mortgage Trust 2016-GC37
3.58%, 04/10/2049 350 322
GS Mortgage Securities Trust 2011-GC5
0.09%, 08/10/2044
(d),(i),(j)
1,192 —
GS Mortgage Securities Trust 2013-GC16
1.16%, 11/10/2046
(i),(j)
930 1
GS Mortgage Securities Trust 2014-GC26
1.06%, 11/10/2047
(i),(j)
3,261 30
GS Mortgage Securities Trust 2015-GC34
3.51%, 10/10/2048 375 351
GS Mortgage Securities Trust 2020-GSA2
2.01%, 12/12/2053 350 275
JP Morgan Chase Commercial Mortgage Securities
Trust 2016-JP3
3.14%, 08/15/2049 500 440
JPMBB Commercial Mortgage Securities Trust
2014-C24
4.53%, 11/15/2047
(j)
500 351
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C14
1.06%, 02/15/2047
(i),(j)
$ 2,713 $ 4
Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C16
1.03%, 06/15/2047
(i),(j)
2,557 9
SREIT Trust 2021-MFP
5.92%, 11/15/2038
(d)
350 340
1.00 x 1 Month USD LIBOR + 0.73%
$ 3,293
Commercial Services - 0 .60%
DP World Ltd/United Arab Emirates
6.85%, 07/02/2037 100 108
Garda World Security Corp
4.63%, 02/15/2027
(d)
40 37
PayPal Holdings Inc
3.25%, 06/01/2050 300 218
3.90%, 06/01/2027
(h)
300 290
Prime Security Services Borrower LLC / Prime
Finance Inc
3.38%, 08/31/2027
(d)
34 30
6.25%, 01/15/2028
(d)
62 58
United Rentals North America Inc
3.88%, 02/15/2031 45 39
4.88%, 01/15/2028 99 94
WASH Multifamily Acquisition Inc
5.75%, 04/15/2026
(d)
155 145
Williams Scotsman International Inc
6.13%, 06/15/2025
(d)
72 71
ZipRecruiter Inc
5.00%, 01/15/2030
(d)
95 81
$ 1,171
Computers - 0 .52%
Apple Inc
4.65%, 02/23/2046 300 296
Dell International LLC / EMC Corp
3.38%, 12/15/2041
(d)
100 70
6.10%, 07/15/2027 435 448
NCR Corp
5.13%, 04/15/2029
(d)
115 102
Seagate HDD Cayman
8.50%, 07/15/2031
(d)
5 5
9.63%, 12/01/2032
(d)
94 104
$ 1,025
Consumer Products - 0 .07%
Kronos Acquisition Holdings Inc / KIK Custom
Products Inc
5.00%, 12/31/2026
(d)
140 128
Credit Card Asset Backed Securities - 0 .85%
BA Credit Card Trust
0.34%, 05/15/2026 685 669
Discover Card Execution Note Trust
4.93%, 06/15/2028 1,010 1,006
$ 1,675
Diversified Financial Services - 2 .10%
AerCap Holdings NV
5.88%, 10/10/2079
(e)
150 141
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.54%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
2.45%, 10/29/2026 395 353
3.00%, 10/29/2028 470 406
3.15%, 02/15/2024 1,000 981
4.50%, 09/15/2023 162 161

Schedule of Investments
Core Plus Bond Account
June 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Air Lease Corp
1.88%, 08/15/2026 $ 465 $ 413
2.88%, 01/15/2026 220 204
Ally Financial Inc
5.80%, 05/01/2025 210 206
Aviation Capital Group LLC
1.95%, 09/20/2026
(d)
650 563
Credit Acceptance Corp
5.13%, 12/31/2024
(d)
75 73
6.63%, 03/15/2026
(h)
121 116
Global Aircraft Leasing Co Ltd
6.50%, PIK 7.25%; 09/15/2024
(d),(j),(k)
115 106
ILFC E-Capital Trust II
7.31%, 12/21/2065
(d),(j)
100 69
LPL Holdings Inc
4.00%, 03/15/2029
(d)
5 4
Macquarie Airfinance Holdings Ltd
8.38%, 05/01/2028
(d)
70 71
OneMain Finance Corp
3.50%, 01/15/2027 10 9
4.00%, 09/15/2030 25 19
6.63%, 01/15/2028 7 7
6.88%, 03/15/2025 154 153
SLM Corp
3.13%, 11/02/2026 90 78
$ 4,133
Electric - 3 .09%
Ameren Illinois Co
3.85%, 09/01/2032 46 42
Avangrid Inc
3.20%, 04/15/2025 490 466
Clearway Energy Operating LLC
3.75%, 02/15/2031
(d)
70 58
3.75%, 01/15/2032
(d)
70 57
4.75%, 03/15/2028
(d)
55 51
CMS Energy Corp
3.00%, 05/15/2026 75 70
4.70%, 03/31/2043 120 104
Colbun SA
3.15%, 03/06/2030
(d),(h)
200 174
Commonwealth Edison Co
4.00%, 03/01/2049 225 186
DTE Electric Co
3.95%, 03/01/2049 60 49
DTE Energy Co
4.22%, 11/01/2024
(j)
250 244
Duke Energy Carolinas LLC
3.55%, 03/15/2052 75 57
3.75%, 06/01/2045 150 118
Edison International
4.70%, 08/15/2025 138 135
Enel Chile SA
4.88%, 06/12/2028 130 125
Eversource Energy
5.45%, 03/01/2028 200 201
FirstEnergy Corp
2.25%, 09/01/2030 358 290
Florida Power & Light Co
4.05%, 10/01/2044 75 64
ITC Holdings Corp
4.95%, 09/22/2027
(d)
150 148
Korea Electric Power Corp
5.38%, 04/06/2026
(d)
200 199
Louisville Gas and Electric Co
5.45%, 04/15/2033 96 98
Monongahela Power Co
3.55%, 05/15/2027
(d)
215 202
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
National Rural Utilities Cooperative Finance Corp
5.45%, 10/30/2025 $ 115 $ 115
NextEra Energy Capital Holdings Inc
3.50%, 04/01/2029 300 273
6.05%, 03/01/2025 45 45
NRG Energy Inc
3.88%, 02/15/2032
(d)
110 85
Oncor Electric Delivery Co LLC
4.95%, 09/15/2052 50 48
Oryx Funding Ltd
5.80%, 02/03/2031 200 193
Pacific Gas and Electric Co
1.70%, 11/15/2023 50 49
4.20%, 06/01/2041 185 138
PECO Energy Co
4.38%, 08/15/2052 70 62
Perusahaan Perseroan Persero PT Perusahaan Listrik
Negara
3.88%, 07/17/2029
(d)
200 184
PPL Electric Utilities Corp
3.95%, 06/01/2047 85 71
Public Service Co of Colorado
4.50%, 06/01/2052 43 38
Public Service Enterprise Group Inc
5.85%, 11/15/2027 225 230
Southern California Edison Co
3.65%, 02/01/2050 280 208
4.20%, 03/01/2029 125 119
4.88%, 03/01/2049 150 135
State Grid Overseas Investment BVI Ltd
3.50%, 05/04/2027 200 191
Tucson Electric Power Co
4.85%, 12/01/2048 25 22
Vistra Corp
7.00%, 12/15/2026
(d),(e),(f)
45 39
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.74%
Vistra Operations Co LLC
4.38%, 05/01/2029
(d)
115 101
WEC Energy Group Inc
4.75%, 01/09/2026 100 99
5.00%, 09/27/2025 100 99
5.15%, 10/01/2027 134 134
Xcel Energy Inc
4.60%, 06/01/2032 269 254
$ 6,070
Electrical Components & Equipment - 0 .10%
WESCO Distribution Inc
7.13%, 06/15/2025
(d)
75 76
7.25%, 06/15/2028
(d)
128 130
$ 206
Electronics - 0 .09%
Imola Merger Corp
4.75%, 05/15/2029
(d)
80 69
Sensata Technologies BV
5.00%, 10/01/2025
(d)
60 59
Sensata Technologies Inc
3.75%, 02/15/2031
(d)
51 44
4.38%, 02/15/2030
(d)
16 14
$ 186
Engineering & Construction - 0 .20%
Global Infrastructure Solutions Inc
5.63%, 06/01/2029
(d)
265 216
Sitios Latinoamerica SAB de CV
5.38%, 04/04/2032
(d)
200 181
$ 397

Schedule of Investments
Core Plus Bond Account
June 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Entertainment - 0 .45%
Boyne USA Inc
4.75%, 05/15/2029
(d)
$ 105 $ 95
Caesars Entertainment Inc
6.25%, 07/01/2025
(d)
105 105
CCM Merger Inc
6.38%, 05/01/2026
(d)
85 82
CDI Escrow Issuer Inc
5.75%, 04/01/2030
(d)
165 154
Cinemark USA Inc
5.25%, 07/15/2028
(d)
115 101
8.75%, 05/01/2025
(d)
33 33
Warnermedia Holdings Inc
3.76%, 03/15/2027 130 121
5.05%, 03/15/2042 160 135
5.14%, 03/15/2052 60 49
$ 875
Environmental Control - 0 .29%
Madison IAQ LLC
4.13%, 06/30/2028
(d)
130 115
Waste Connections Inc
2.20%, 01/15/2032 175 141
4.20%, 01/15/2033 130 122
Waste Management Inc
4.63%, 02/15/2030 200 197
$ 575
Food - 1 .49%
Albertsons Cos Inc / Safeway Inc / New Albertsons
LP / Albertsons LLC
3.50%, 03/15/2029
(d)
90 78
4.63%, 01/15/2027
(d)
100 95
B&G Foods Inc
5.25%, 04/01/2025 40 38
Cencosud SA
4.38%, 07/17/2027
(d)
200 190
JBS USA LUX SA / JBS USA Food Co / JBS USA
Finance Inc
3.63%, 01/15/2032
(d)
200 162
4.38%, 02/02/2052
(d)
526 369
Kraft Heinz Foods Co
3.75%, 04/01/2030 57 53
4.88%, 10/01/2049 285 260
Mars Inc
4.55%, 04/20/2028
(d)
175 172
4.75%, 04/20/2033
(d)
275 273
Nestle Holdings Inc
4.13%, 10/01/2027
(d)
250 244
Pilgrim's Pride Corp
3.50%, 03/01/2032 60 47
4.25%, 04/15/2031 805 690
Post Holdings Inc
4.50%, 09/15/2031
(d)
110 94
Sysco Corp
3.15%, 12/14/2051 20 14
3.30%, 07/15/2026 167 158
$ 2,937
Gas - 0 .21%
NiSource Inc
0.95%, 08/15/2025 400 365
5.25%, 03/30/2028 55 55
$ 420
Healthcare - Products - 0 .16%
Abbott Laboratories
1.40%, 06/30/2030 75 62
Boston Scientific Corp
3.45%, 03/01/2024 127 125
4.55%, 03/01/2039 128 119
$ 306
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services - 0 .88%
Acadia Healthcare Co Inc
5.00%, 04/15/2029
(d)
$ 90 $ 83
Centene Corp
2.63%, 08/01/2031 805 641
4.25%, 12/15/2027 165 154
CHS/Community Health Systems Inc
8.00%, 03/15/2026
(d)
50 49
HCA Inc
3.13%, 03/15/2027
(d)
350 321
3.50%, 07/15/2051 195 135
Tenet Healthcare Corp
6.13%, 06/15/2030 95 94
6.75%, 05/15/2031
(d)
30 30
UnitedHealth Group Inc
4.75%, 05/15/2052 235 223
$ 1,730
Home Builders - 0 .13%
Beazer Homes USA Inc
6.75%, 03/15/2025 40 39
Forestar Group Inc
3.85%, 05/15/2026
(d)
35 32
5.00%, 03/01/2028
(d)
100 92
Lennar Corp
4.75%, 05/30/2025 100 98
$ 261
Home Equity Asset Backed Securities - 0 .03%
Saxon Asset Securities Trust 2004-1
2.03%, 03/25/2035 93 52
1.00 x 1 Month USD LIBOR + 1.70%
Insurance - 0 .95%
Acrisure LLC / Acrisure Finance Inc
4.25%, 02/15/2029
(d)
110 95
7.00%, 11/15/2025
(d)
80 77
American International Group Inc
3.90%, 04/01/2026 34 33
Arch Capital Finance LLC
4.01%, 12/15/2026 125 119
Arch Capital Group Ltd
3.64%, 06/30/2050 275 202
Arthur J Gallagher & Co
3.50%, 05/20/2051 275 197
5.50%, 03/02/2033 45 45
Chubb INA Holdings Inc
3.35%, 05/03/2026 164 158
Corebridge Financial Inc
4.40%, 04/05/2052 195 153
Markel Group Inc
3.35%, 09/17/2029 265 236
4.30%, 11/01/2047 95 77
MassMutual Global Funding II
4.15%, 08/26/2025
(d)
380 369
MetLife Inc
5.00%, 07/15/2052 110 103
$ 1,864
Internet - 0 .44%
Alibaba Group Holding Ltd
2.13%, 02/09/2031
(h)
200 163
Amazon.com Inc
3.10%, 05/12/2051 220 164
Baidu Inc
1.72%, 04/09/2026 200 179
Meta Platforms Inc
4.45%, 08/15/2052 125 109
Netflix Inc
4.88%, 04/15/2028 45 45
5.88%, 11/15/2028 35 36

Schedule of Investments
Core Plus Bond Account
June 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Internet (continued)
Prosus NV
4.19%, 01/19/2032
(d)
$ 200 $ 168
$ 864
Investment Companies - 0 .18%
Blackstone Private Credit Fund
4.70%, 03/24/2025
(h)
215 207
Compass Group Diversified Holdings LLC
5.25%, 04/15/2029
(d)
110 96
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
4.75%, 09/15/2024 55 53
$ 356
Iron & Steel - 0 .13%
Nucor Corp
3.85%, 04/01/2052 70 55
Vale Overseas Ltd
6.13%, 06/12/2033 200 200
$ 255
Leisure Products & Services - 0 .16%
Carnival Holdings Bermuda Ltd
10.38%, 05/01/2028
(d)
25 27
Life Time Inc
5.75%, 01/15/2026
(d)
150 146
NCL Corp Ltd
5.88%, 02/15/2027
(d)
40 39
NCL Finance Ltd
6.13%, 03/15/2028
(d)
70 63
Royal Caribbean Cruises Ltd
5.38%, 07/15/2027
(d)
40 38
$ 313
Lodging - 0 .63%
Marriott International Inc/MD
2.75%, 10/15/2033 425 338
3.60%, 04/15/2024 300 295
5.00%, 10/15/2027 250 248
Sands China Ltd
4.30%, 01/08/2026 200 188
Wynn Las Vegas LLC / Wynn Las Vegas Capital
Corp
5.25%, 05/15/2027
(d)
175 166
$ 1,235
Machinery - Diversified - 0 .13%
Maxim Crane Works Holdings Capital LLC
10.13%, 08/01/2024
(d)
104 104
Westinghouse Air Brake Technologies Corp
3.20%, 06/15/2025 150 142
$ 246
Media - 0 .78%
AMC Networks Inc
4.75%, 08/01/2025 139 121
CCO Holdings LLC / CCO Holdings Capital Corp
4.50%, 08/15/2030
(d)
145 121
4.75%, 03/01/2030
(d)
46 39
Charter Communications Operating LLC / Charter
Communications Operating Capital
3.50%, 06/01/2041 375 254
Comcast Corp
5.50%, 11/15/2032 400 416
Directv Financing LLC / Directv Financing Co-
Obligor Inc
5.88%, 08/15/2027
(d)
11 10
DISH DBS Corp
5.25%, 12/01/2026
(d)
16 13
5.88%, 11/15/2024 71 62
7.38%, 07/01/2028 56 30
DISH Network Corp
11.75%, 11/15/2027
(d)
40 39
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Paramount Global
4.75%, 05/15/2025 $ 46 $ 45
Sirius XM Radio Inc
4.00%, 07/15/2028
(d)
129 112
UPC Holding BV
5.50%, 01/15/2028
(d)
300 262
$ 1,524
Mining - 0 .16%
Hudbay Minerals Inc
4.50%, 04/01/2026
(d)
70 65
6.13%, 04/01/2029
(d)
30 28
IAMGOLD Corp
5.75%, 10/15/2028
(d)
57 43
New Gold Inc
7.50%, 07/15/2027
(d)
45 42
Novelis Corp
4.75%, 01/30/2030
(d)
104 92
Taseko Mines Ltd
7.00%, 02/15/2026
(d)
40 36
$ 306
Miscellaneous Manufacturers - 0 .06%
Parker-Hannifin Corp
4.25%, 09/15/2027 115 112
Mortgage Backed Securities - 1 .68%
Fannie Mae REMIC Trust 2005-W2
5.35%, 05/25/2035 3 3
1.00 x 1 Month USD LIBOR + 0.20%
Fannie Mae REMICS
0.85%, 10/25/2040
(i)
2,766 244
(1.00) x 1 Month USD LIBOR + 6.00%
0.95%, 02/25/2043
(i)
125 13
(1.00) x 1 Month USD LIBOR + 6.10%
0.95%, 08/25/2043
(i)
448 46
(1.00) x 1 Month USD LIBOR + 6.10%
0.95%, 09/25/2046
(i)
133 11
(1.00) x 1 Month USD LIBOR + 6.10%
1.00%, 12/25/2042
(i)
1,708 190
(1.00) x 1 Month USD LIBOR + 6.15%
1.00%, 01/25/2048
(i)
600 73
(1.00) x 1 Month USD LIBOR + 6.15%
3.00%, 04/25/2027
(i)
55 2
3.00%, 09/25/2050
(i)
917 139
3.50%, 11/25/2027
(i)
36 2
3.50%, 07/25/2028
(i)
70 3
Freddie Mac REMICS
0.86%, 10/15/2046
(i)
1,040 87
(1.00) x 1 Month USD LIBOR + 6.05%
1.00%, 06/25/2050
(i)
890 101
(1.00) x 1 Month USD LIBOR + 6.15%
3.00%, 05/15/2027
(i)
38 1
3.00%, 10/15/2027
(i)
25 1
5.64%, 05/15/2049 930 901
1.00 x 1 Month USD LIBOR + 0.45%
Ginnie Mae
0.35%, 05/20/2042
(i)
513 39
(1.00) x 1 Month USD LIBOR + 5.50%
0.89%, 12/16/2043
(i)
966 84
(1.00) x 1 Month USD LIBOR + 6.05%
0.94%, 06/20/2046
(i)
311 33
(1.00) x 1 Month USD LIBOR + 6.10%
0.95%, 11/20/2041
(i)
147 15
(1.00) x 1 Month USD LIBOR + 6.10%
0.99%, 12/20/2043
(i)
158 15
(1.00) x 1 Month USD LIBOR + 6.14%
1.04%, 10/20/2045
(i)
361 42
(1.00) x 1 Month USD LIBOR + 6.20%

Schedule of Investments
Core Plus Bond Account
June 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Ginnie Mae   (continued)
1.04%, 08/20/2047
(i)
$ 893 $ 89
(1.00) x 1 Month USD LIBOR + 6.20%
1.05%, 11/20/2047
(i)
255 27
(1.00) x 1 Month USD LIBOR + 6.20%
1.10%, 06/20/2045
(i)
470 53
(1.00) x 1 Month USD LIBOR + 6.25%
1.14%, 08/20/2050
(i)
950 118
(1.00) x 1 Month USD LIBOR + 6.30%
1.14%, 09/20/2050
(i)
998 123
(1.00) x 1 Month USD LIBOR + 6.30%
1.14%, 11/20/2050
(i)
633 81
(1.00) x 1 Month USD LIBOR + 6.30%
1.14%, 08/20/2051
(i)
624 73
(1.00) x 1 Month USD LIBOR + 6.30%
1.43%, 04/20/2041
(i)
560 61
(1.10) x 1 Month USD LIBOR + 7.10%
1.50%, 02/20/2042
(i)
93 11
(1.00) x 1 Month USD LIBOR + 6.65%
2.50%, 12/20/2050
(i)
1,040 139
3.00%, 07/20/2050
(i)
261 37
3.00%, 11/20/2050
(i)
543 78
3.00%, 11/20/2050
(i)
907 131
3.00%, 11/20/2050
(i)
1,113 179
3.50%, 10/20/2049
(i)
397 63
$ 3,308
Oil & Gas - 0 .89%
Aethon United BR LP / Aethon United Finance Corp
8.25%, 02/15/2026
(d)
245 241
Antero Resources Corp
7.63%, 02/01/2029
(d)
135 137
Ascent Resources Utica Holdings LLC / ARU
Finance Corp
7.00%, 11/01/2026
(d)
90 87
Comstock Resources Inc
5.88%, 01/15/2030
(d)
140 121
CrownRock LP / CrownRock Finance Inc
5.63%, 10/15/2025
(d)
85 84
Ecopetrol SA
8.88%, 01/13/2033 245 243
MEG Energy Corp
7.13%, 02/01/2027
(d)
90 91
Occidental Petroleum Corp
5.88%, 09/01/2025 425 422
Petrobras Global Finance BV
5.50%, 06/10/2051 110 87
Petroleos Mexicanos
6.70%, 02/16/2032 217 165
Southwestern Energy Co
4.75%, 02/01/2032 75 66
$ 1,744
Oil & Gas Services - 0 .07%
Archrock Partners LP / Archrock Partners Finance
Corp
6.25%, 04/01/2028
(d)
155 146
Other Asset Backed Securities - 0 .37%
DLLST 2022-1 LLC
2.79%, 01/22/2024
(d)
148 148
Hpefs Equipment Trust 2022-2
3.15%, 09/20/2029
(d)
527 522
Verizon Owner Trust 2020-B
0.47%, 02/20/2025 59 59
$ 729
Packaging & Containers - 0 .25%
Canpack SA / Canpack US LLC
3.13%, 11/01/2025
(d)
200 183
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Packaging & Containers (continued)
Clydesdale Acquisition Holdings Inc
6.63%, 04/15/2029
(d)
$ 70 $ 67
8.75%, 04/15/2030
(d)
50 44
Crown Cork & Seal Co Inc
7.38%, 12/15/2026 77 80
Graphic Packaging International LLC
4.13%, 08/15/2024 40 39
LABL Inc
6.75%, 07/15/2026
(d)
40 39
Mauser Packaging Solutions Holding Co
7.88%, 08/15/2026
(d)
40 40
$ 492
Pharmaceuticals - 1 .26%
AbbVie Inc
2.60%, 11/21/2024 65 62
4.05%, 11/21/2039 350 305
Becton Dickinson & Co
4.69%, 02/13/2028 435 429
BellRing Brands Inc
7.00%, 03/15/2030
(d)
90 90
Bristol-Myers Squibb Co
4.13%, 06/15/2039 120 109
Cigna Group/The
4.90%, 12/15/2048 35 33
CVS Health Corp
4.30%, 03/25/2028 31 30
4.88%, 07/20/2035 190 180
5.13%, 02/21/2030 200 199
Eli Lilly & Co
4.70%, 02/27/2033 130 132
Jazz Securities DAC
4.38%, 01/15/2029
(d)
95 85
Pfizer Investment Enterprises Pte Ltd
5.11%, 05/19/2043 150 150
Viatris Inc
1.65%, 06/22/2025 75 69
Zoetis Inc
3.00%, 09/12/2027 310 289
4.45%, 08/20/2048 345 307
$ 2,469
Pipelines - 1 .97%
Antero Midstream Partners LP / Antero Midstream
Finance Corp
5.38%, 06/15/2029
(d)
105 98
5.75%, 03/01/2027
(d)
90 87
CNX Midstream Partners LP
4.75%, 04/15/2030
(d)
130 110
Crestwood Midstream Partners LP / Crestwood
Midstream Finance Corp
5.63%, 05/01/2027
(d)
149 141
Energy Transfer LP
3.75%, 05/15/2030 505 456
4.50%, 04/15/2024 165 163
5.15%, 03/15/2045 300 259
5.55%, 02/15/2028 352 351
Enterprise Products Operating LLC
3.13%, 07/31/2029 150 134
4.20%, 01/31/2050 180 150
EQM Midstream Partners LP
6.00%, 07/01/2025
(d)
27 27
7.50%, 06/01/2027
(d)
50 51
Hess Midstream Operations LP
4.25%, 02/15/2030
(d)
140 122
5.63%, 02/15/2026
(d)
110 108
Kinder Morgan Inc
1.75%, 11/15/2026 440 389

Schedule of Investments
Core Plus Bond Account
June 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Kinetik Holdings LP
5.88%, 06/15/2030
(d)
$ 95 $ 90
NuStar Logistics LP
5.75%, 10/01/2025 50 49
Sabine Pass Liquefaction LLC
5.00%, 03/15/2027 175 172
5.75%, 05/15/2024 375 374
Williams Cos Inc/The
4.55%, 06/24/2024 550 543
$ 3,874
REITs - 0 .94%
American Tower Corp
1.30%, 09/15/2025 185 167
5.50%, 03/15/2028 115 114
HAT Holdings I LLC / HAT Holdings II LLC
3.38%, 06/15/2026
(d)
120 107
3.75%, 09/15/2030
(d)
90 71
Invitation Homes Operating Partnership LP
2.30%, 11/15/2028 375 319
Kimco Realty OP LLC
3.20%, 04/01/2032 140 116
Ladder Capital Finance Holdings LLLP / Ladder
Capital Finance Corp
4.75%, 06/15/2029
(d)
113 92
Mid-America Apartments LP
2.88%, 09/15/2051 229 147
Park Intermediate Holdings LLC / PK Domestic
Property LLC / PK Finance Co-Issuer
7.50%, 06/01/2025
(d)
50 50
VICI Properties LP / VICI Note Co Inc
3.50%, 02/15/2025
(d)
50 48
4.13%, 08/15/2030
(d)
555 489
XHR LP
4.88%, 06/01/2029
(d)
80 69
6.38%, 08/15/2025
(d)
50 49
$ 1,838
Retail - 0 .34%
Abercrombie & Fitch Management Co
8.75%, 07/15/2025
(d)
45 46
Bath & Body Works Inc
5.25%, 02/01/2028 115 109
6.63%, 10/01/2030
(d)
64 62
9.38%, 07/01/2025
(d)
16 16
Fertitta Entertainment LLC / Fertitta Entertainment
Finance Co Inc
4.63%, 01/15/2029
(d)
105 92
LSF9 Atlantis Holdings LLC / Victra Finance Corp
7.75%, 02/15/2026
(d)
100 93
Patrick Industries Inc
4.75%, 05/01/2029
(d)
60 52
7.50%, 10/15/2027
(d)
105 102
Walmart Inc
4.50%, 04/15/2053 100 97
$ 669
Semiconductors - 0 .42%
Broadcom Inc
3.14%, 11/15/2035
(d)
34 26
3.42%, 04/15/2033
(d)
732 612
NXP BV / NXP Funding LLC / NXP USA Inc
2.70%, 05/01/2025 60 57
3.15%, 05/01/2027 60 55
Skyworks Solutions Inc
1.80%, 06/01/2026 85 76
$ 826
Software - 1 .69%
Fidelity National Information Services Inc
4.50%, 07/15/2025 400 391
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Fiserv Inc
3.20%, 07/01/2026 $ 200 $ 188
4.40%, 07/01/2049 190 160
Microsoft Corp
2.53%, 06/01/2050 250 173
Open Text Corp
3.88%, 02/15/2028
(d)
50 44
3.88%, 12/01/2029
(d)
50 42
Oracle Corp
2.50%, 04/01/2025 255 242
2.80%, 04/01/2027 240 221
2.95%, 05/15/2025 100 95
3.95%, 03/25/2051 105 79
6.15%, 11/09/2029 115 120
Salesforce Inc
3.70%, 04/11/2028 230 222
Take-Two Interactive Software Inc
3.55%, 04/14/2025 340 328
4.00%, 04/14/2032 145 133
4.95%, 03/28/2028 50 49
VMware Inc
1.40%, 08/15/2026 535 472
1.80%, 08/15/2028 440 369
$ 3,328
Sovereign - 1 .48%
Bahrain Government International Bond
7.75%, 04/18/2035
(d)
200 202
Brazilian Government International Bond
3.88%, 06/12/2030 205 182
Chile Government International Bond
4.95%, 01/05/2036
(l)
525 518
Dominican Republic International Bond
4.88%, 09/23/2032
(d)
200 170
Egypt Government International Bond
7.63%, 05/29/2032 200 116
Hungary Government International Bond
6.13%, 05/22/2028
(d)
200 203
Mexico Government International Bond
4.75%, 03/08/2044 160 137
6.35%, 02/09/2035 200 210
Morocco Government International Bond
5.95%, 03/08/2028
(d)
300 303
Republic of Poland Government International Bond
5.50%, 04/04/2053 60 60
Romanian Government International Bond
3.63%, 03/27/2032 90 76
Saudi Government International Bond
4.50%, 10/26/2046 250 219
Turkey Government International Bond
9.38%, 01/19/2033 375 375
UAE International Government Bond
3.25%, 10/19/2061
(d)
200 143
$ 2,914
Telecommunications - 1 .42%
AT&T Inc
2.55%, 12/01/2033 199 156
3.50%, 09/15/2053 499 353
CT Trust
5.13%, 02/03/2032
(d)
200 161
T-Mobile USA Inc
2.40%, 03/15/2029 340 292
2.55%, 02/15/2031 60 50
3.50%, 04/15/2025 315 303
3.50%, 04/15/2031 560 494
4.95%, 03/15/2028 140 138

Schedule of Investments
Core Plus Bond Account
June 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Verizon Communications Inc
2.55%, 03/21/2031 $ 410 $ 342
2.88%, 11/20/2050 190 124
4.27%, 01/15/2036 325 293
Viavi Solutions Inc
3.75%, 10/01/2029
(d)
110 94
$ 2,800
Transportation - 0 .26%
Burlington Northern Santa Fe LLC
4.45%, 01/15/2053 60 55
Eletson Holdings Inc / Eletson Finance US LLC /
Agathonissos Finance LLC
0.00%, 01/15/2022
(m),(n)
121 1
Union Pacific Corp
3.50%, 02/14/2053 280 216
United Parcel Service Inc
4.88%, 03/03/2033 175 177
XPO Escrow Sub LLC
7.50%, 11/15/2027
(d)
60 61
$ 510
Trucking & Leasing - 0 .12%
Penske Truck Leasing Co Lp / PTL Finance Corp
5.75%, 05/24/2026
(d)
200 198
6.20%, 06/15/2030
(d)
45 45
$ 243
Water - 0 .05%
Essential Utilities Inc
2.70%, 04/15/2030 115 97
TOTAL BONDS $ 95,988
SENIOR FLOATING RATE INTERESTS
- 0 .69%
Principal
Amount (000's) Value (000's)
Airlines - 0 .08%
AAdvantage Loyalty IP Ltd
10.00%, 04/20/2028
(o)
$ 105 $ 107
3 Month USD LIBOR + 4.75%
United Airlines Inc
9.29%, 04/21/2028
(o)
57 57
3 Month USD LIBOR + 3.75%
$ 164
Commercial Services - 0 .05%
Garda World Security Corp
9.43%, 10/30/2026
(o)
90 89
1 Month USD LIBOR + 4.25%
Computers - 0 .05%
Virtusa Corp
9.34%, 02/11/2028
(o)
94 93
1 Month USD LIBOR + 3.75%
Diversified Financial Services - 0 .09%
Russell Investments US Institutional Holdco Inc
8.36%, 05/30/2025
(o)
187 174
1 Month USD LIBOR + 3.50%
Entertainment - 0 .02%
Lions Gate Capital Holdings LLC
7.45%, 03/24/2025
(o)
47 47
3 Month USD LIBOR + 2.00%
Environmental Control - 0 .02%
Madison IAQ LLC
8.32%, 06/21/2028
(o)
29 28
3 Month USD LIBOR + 3.25%
Healthcare - Products - 0 .10%
Medline Borrower LP
8.40%, 09/30/2028
(o)
205 202
1 Month USD LIBOR + 3.25%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Lodging - 0 .03%
Fertitta Entertainment LLC/NV
9.10%, 01/13/2029
(o)
$ 61 $ 60
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Media - 0 .07%
CSC Holdings LLC
7.69%, 04/15/2027
(o)
48 42
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Directv Financing LLC
10.22%, 08/02/2027
(o)
105 102
1 Month USD LIBOR + 5.00%
$ 144
Packaging & Containers - 0 .02%
Valcour Packaging LLC
9.40%, 09/30/2028
(o)
45 38
1 Month USD LIBOR + 3.75%
Pharmaceuticals - 0 .09%
Bausch Health Americas Inc
10.43%, 01/27/2027
(o)
121 91
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
Jazz Financing Lux Sarl
8.66%, 05/05/2028
(o)
84 84
1 Month USD LIBOR + 3.50%
$ 175
Retail - 0 .07%
IRB Holding Corp
7.86%, 12/15/2027
(o)
134 133
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
TOTAL SENIOR FLOATING RATE INTERESTS $ 1,347
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 54 .26%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 1 .46%
3.00%, 10/01/2042 $ 24 $ 22
3.00%, 11/01/2042 145 131
3.00%, 11/01/2042 25 23
3.00%, 03/01/2043 713 644
3.00%, 12/01/2046 52 46
3.50%, 10/01/2041 13 13
3.50%, 04/01/2042 47 44
3.50%, 04/01/2042 18 17
3.50%, 10/01/2045 367 342
3.50%, 03/01/2048 54 50
4.00%, 02/01/2045 6 6
4.00%, 02/01/2046 31 29
4.00%, 02/01/2046 117 112
4.00%, 06/01/2046 22 21
4.00%, 04/01/2047 110 105
4.00%, 11/01/2047 150 142
4.12%, 02/01/2037 2 2
1.00 x 12 Month USD LIBOR + 1.63%
4.50%, 07/01/2024 1 1
4.50%, 10/01/2041 14 14
4.50%, 12/01/2043 339 333
4.50%, 03/01/2046 142 140
5.00%, 06/01/2031 33 33
5.00%, 10/01/2035 13 13
5.00%, 06/01/2041 475 478
6.00%, 06/01/2032 10 10
6.00%, 10/01/2032 5 6
6.00%, 01/01/2038 25 26
6.50%, 03/01/2029 1 1
6.50%, 05/01/2029 2 2
6.50%, 04/01/2031 1 1
6.50%, 02/01/2032 2 2
6.50%, 05/01/2032 2 2

Schedule of Investments
Core Plus Bond Account
June 30, 2023 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
6.50%, 04/01/2035 $ 4 $ 4
7.00%, 12/01/2029 5 5
7.00%, 06/01/2030 2 2
7.00%, 01/01/2031 1 1
7.00%, 12/01/2031 11 11
7.50%, 03/01/2031 4 4
8.00%, 09/01/2030 24 24
$ 2,862
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 24 .21%
2.00%, 12/01/2035 422 376
2.00%, 03/01/2036 600 532
2.00%, 07/01/2050 1,327 1,092
2.00%, 01/01/2051 1,085 906
2.00%, 02/01/2051 3,668 3,038
2.00%, 03/01/2051 1,205 996
2.00%, 03/01/2051 1,355 1,127
2.00%, 12/01/2051 529 437
2.00%, 12/01/2051 1,805 1,479
2.00%, 04/01/2052 2,167 1,778
2.00%, 05/01/2052 564 467
2.50%, 06/01/2035 944 862
2.50%, 08/01/2035 1,058 972
2.50%, 08/01/2050 1,487 1,274
2.50%, 11/01/2050 353 302
2.50%, 07/01/2051 1,089 932
2.50%, 09/01/2051 431 370
2.50%, 09/01/2051 723 620
2.50%, 11/01/2051 639 548
2.50%, 01/01/2052 684 589
2.50%, 02/01/2052 1,542 1,310
2.50%, 02/01/2052 550 470
2.50%, 04/01/2052 554 474
2.50%, 04/01/2052 1,523 1,299
3.00%, 03/01/2034 105 98
3.00%, 03/01/2042 35 31
3.00%, 03/01/2042 32 29
3.00%, 05/01/2042 19 17
3.00%, 06/01/2042 32 29
3.00%, 06/01/2042 15 14
3.00%, 05/01/2043 88 80
3.00%, 07/01/2050 482 430
3.00%, 11/01/2050 410 366
3.00%, 04/01/2052 2,234 1,985
3.00%, 06/01/2052 408 360
3.00%, 08/01/2052 2,108 1,870
3.50%, 04/01/2030 122 117
3.50%, 05/01/2034 561 538
3.50%, 08/01/2034 119 113
3.50%, 05/01/2037 146 140
3.50%, 12/01/2040 27 25
3.50%, 01/01/2041 12 11
3.50%, 12/01/2041 7 6
3.50%, 03/01/2042 14 13
3.50%, 04/01/2042 30 28
3.50%, 11/01/2042 401 376
3.50%, 07/01/2043 426 398
3.50%, 01/01/2044 124 116
3.50%, 11/01/2044 579 540
3.50%, 06/01/2045 43 40
3.50%, 05/01/2046 11 10
3.50%, 10/01/2047 758 707
3.50%, 11/01/2047 305 282
3.50%, 03/01/2048 437 404
3.50%, 08/01/2050 1,364 1,272
3.50%, 06/01/2051 211 194
4.00%, 03/01/2034 171 167
4.00%, 09/01/2040 34 32
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.00%, 05/01/2041 $ 74 $ 71
4.00%, 10/01/2041 23 22
4.00%, 10/01/2041 10 10
4.00%, 11/01/2041 16 15
4.00%, 04/01/2042 12 11
4.00%, 11/01/2043 45 43
4.00%, 02/01/2044 50 48
4.00%, 06/01/2044 100 96
4.00%, 09/01/2044 8 8
4.00%, 09/01/2045 44 41
4.00%, 12/01/2045 199 190
4.00%, 01/01/2047 17 16
4.00%, 11/01/2047 659 629
4.00%, 05/01/2048 29 27
4.00%, 10/01/2048 138 132
4.00%, 01/01/2049 65 62
4.00%, 05/01/2053 397 374
4.00%, 07/01/2053
(p)
2,600 2,440
4.50%, 07/01/2025 5 5
4.50%, 08/01/2040 18 17
4.50%, 11/01/2040 332 328
4.50%, 08/01/2041 12 12
4.50%, 09/01/2041 129 127
4.50%, 05/01/2044 14 14
4.50%, 12/01/2044 20 20
4.50%, 06/01/2046 11 10
4.50%, 05/01/2047 9 8
4.50%, 05/01/2047 18 18
4.50%, 05/01/2049 77 76
4.50%, 09/01/2052 283 275
4.50%, 05/01/2053 604 583
4.50%, 07/01/2053
(p)
1,010 971
5.00%, 10/01/2041 67 68
5.00%, 06/01/2048 148 147
5.00%, 06/01/2053 873 860
5.00%, 07/01/2053
(p)
1,300 1,274
5.50%, 07/01/2033 82 83
5.50%, 04/01/2035 10 10
5.50%, 08/01/2036 231 236
5.50%, 02/01/2037 1 2
5.50%, 05/01/2040 8 8
5.50%, 07/01/2053
(p)
2,600 2,587
6.00%, 05/01/2031 1 1
6.00%, 07/01/2035 64 66
6.00%, 02/01/2037 20 20
6.00%, 02/01/2038 23 24
6.00%, 01/01/2053 1,458 1,505
6.00%, 07/01/2053
(p)
800 807
6.50%, 03/01/2032 1 1
6.50%, 07/01/2037 4 4
6.50%, 07/01/2037 16 16
6.50%, 02/01/2038 20 21
6.50%, 09/01/2038 58 61
$ 47,588
Government National Mortgage Association (GNMA) - 10 .42%
2.00%, 02/20/2051 1,488 1,254
2.00%, 07/20/2051 2,490 2,099
2.50%, 06/20/2050 715 623
2.50%, 04/20/2051 546 474
2.50%, 05/20/2051 983 854
2.50%, 09/20/2051 1,463 1,269
3.00%, 02/15/2043 148 135
3.00%, 07/20/2044 173 159
3.00%, 01/20/2046 110 100
3.00%, 07/20/2046 166 151
3.00%, 12/20/2046 479 435
3.00%, 02/20/2050 428 386

Schedule of Investments
Core Plus Bond Account
June 30, 2023 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
3.00%, 09/20/2051 $ 1,444 $ 1,295
3.50%, 04/20/2046 99 93
3.50%, 10/20/2046 108 101
3.50%, 07/20/2047 455 426
3.50%, 07/20/2053
(p)
2,400 2,215
4.00%, 02/15/2042 54 52
4.00%, 06/20/2046 15 14
4.00%, 01/20/2048 643 616
4.00%, 04/20/2052 609 577
4.50%, 09/15/2039 300 295
4.50%, 11/15/2040 48 47
4.50%, 06/20/2048 3 3
4.50%, 07/20/2053
(p)
1,050 1,014
5.00%, 02/15/2034 93 94
5.00%, 10/15/2034 33 34
5.00%, 10/20/2039 16 16
5.00%, 02/15/2042 40 40
5.00%, 07/20/2053
(p)
1,750 1,720
5.50%, 12/20/2033 46 47
5.50%, 05/20/2035 5 5
5.50%, 12/20/2048 101 102
5.50%, 07/20/2053
(p)
1,800 1,792
6.00%, 01/20/2029 7 7
6.00%, 07/20/2029 1 1
6.00%, 12/15/2033 7 8
6.00%, 12/20/2036 29 30
6.00%, 07/20/2053
(p)
1,700 1,711
6.50%, 03/20/2028 1 1
6.50%, 05/20/2029 1 1
6.50%, 12/15/2032 176 180
7.00%, 03/15/2031 1 1
8.00%, 12/15/2030 3 3
$ 20,480
U.S. Treasury - 14 .86%
0.75%, 12/31/2023 155 152
1.25%, 08/15/2031 3,650 2,995
1.38%, 11/15/2031 3,500 2,886
1.63%, 08/15/2029 1,100 959
1.75%, 08/15/2041 680 478
1.88%, 11/15/2051 375 248
2.00%, 08/15/2051
(q)
2,900 1,977
2.25%, 11/15/2027 6,000 5,526
2.25%, 02/15/2052 3,000 2,168
2.63%, 12/31/2023 1,020 1,007
2.88%, 05/15/2032 1,725 1,599
3.00%, 05/15/2045 1,140 963
3.00%, 11/15/2045
(r)
2,750 2,319
3.13%, 05/15/2048 3,210 2,769
3.75%, 11/15/2043 1,650 1,577
4.75%, 02/15/2037 1,435 1,587
$ 29,210
U.S. Treasury Bill - 3 .31%
4.35%, 11/30/2023
(s)
6,655 6,510
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 106,650
Total Investments $ 212,069
Other Assets and Liabilities -  (7.89)% (15,511)
TOTAL NET ASSETS - 100.00% $ 196,558
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $945 or
0.48% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $23,301 or 11.85% of net assets.
(e) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(f) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(g) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $196 or 0.10% of net assets.
(h) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $914 or 0.47% of net assets.
(i) Security is an Interest Only Strip.
(j) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(k) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(l) Security purchased on a when-issued basis.
(m) Non-income producing security
(n) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(o) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(p) Security was purchased in a "to-be-announced" ("TBA") transaction.
(q) Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $1,745 or 0.89% of net assets.
(r) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled
$469 or 0.24% of net assets.
(s) Rate shown is the discount rate of the original purchase.
Portfolio Summary
Sector Percent
Mortgage Securities 39 .45%
Government 19 .65%
Financial 12 .49%
Asset Backed Securities 6 .84%
Consumer, Non-cyclical 5 .80%
Money Market Funds 4 .11%
Industrial 3 .73%
Utilities 3 .35%
Energy 2 .93%
Consumer, Cyclical 2 .82%
Communications 2 .71%
Technology 2 .68%
Basic Materials 1 .33%
Other Assets and Liabilities
( 7 .89 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
Core Plus Bond Account
June 30, 2023 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2022 Purchases Sales June 30, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.01% $ 2,395 $ 74,607 $ 69,863 $ 7,139
$ 2,395 $ 74,607 $ 69,863 $ 7,139
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.01% $ 119 $ — $ — $ —
$ 119 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Note; September 2023 Short 8 $ 898 $ 16
US 2 Year Note; September 2023 Long 21 4,270 (59)
US 5 Year Note; September 2023 Long 92 9,853 (192)
US Long Bond; September 2023 Long 59 7,487 2
Total $ (233)
Amounts in thousands except contracts.
Exchange Cleared Credit Default Swaps
Buy Protection
Reference Entity
Implied Credit
Spread as
of June 30,
2023
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation) Fair Value
CDX.EM.39 N/A (1.00)% Quarterly 06/20/2028 $ 6,500 $ 367 $ (57) $ 310
CDX.NA.HY.40 N/A (5.00)% Quarterly 06/20/2028 3,340 7 (103) (96)
Total $ 374 $ (160) $ 214
Amounts in thousands.
(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments
Diversified Balanced Account
June 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .02 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 15 .30%
International Equity Index Fund
(a)
4,905,358 $ 53,665
MidCap S&P 400 Index Fund
(a)
1,467,409 31,388
SmallCap S&P 600 Index Fund
(a)
1,269,664 31,373
$ 116,426
Principal Variable Contracts Funds, Inc.  Class 1 - 84 .72%
Bond Market Index Account
(a)
40,162,303 375,116
LargeCap S&P 500 Index Account
(a)
12,644,755 269,333
$ 644,449
TOTAL INVESTMENT COMPANIES $ 760,875
Total Investments $ 760,875
Other Assets and Liabilities -  (0.02)% (184)
TOTAL NET ASSETS - 100.00% $ 760,691
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary
Fund Type Percent
Fixed Income Funds 49 .31%
Domestic Equity Funds 43 .66%
International Equity Funds 7 .05%
Other Assets and Liabilities
( 0 .02 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2022 Purchases Sales June 30, 2023
Value Cost Proceeds Value
Bond Market Index Account $ 369,391 $ 32,401 $ 35,094 $ 375,116
International Equity Index Fund 52,548 3,337 8,407 53,665
LargeCap S&P 500 Index Account 262,622 3,664 38,439 269,333
MidCap S&P 400 Index Fund 31,886 2,960 6,327 31,388
SmallCap S&P 600 Index Fund 32,665 2,963 6,358 31,373
$ 749,112 $ 45,325 $ 94,625 $ 760,875
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Account $ — $ (760) $ — $ 9,178
International Equity Index Fund — 310 — 5,877
LargeCap S&P 500 Index Account — 3,379 — 38,107
MidCap S&P 400 Index Fund — 299 — 2,570
SmallCap S&P 600 Index Fund — 296 — 1,807
$ — $ 3,524 $ — $ 57,539
Amounts in thousands.

Schedule of Investments
Diversified Balanced Managed Volatility Account
June 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 15 .32%
International Equity Index Fund
(a)
921,748 $ 10,084
MidCap S&P 400 Index Fund
(a)
275,724 5,898
SmallCap S&P 600 Index Fund
(a)
238,569 5,895
$ 21,877
Principal Variable Contracts Funds, Inc.  Class 1 - 84 .71%
Bond Market Index Account
(a)
7,547,110 70,490
LargeCap S&P 500 Managed Volatility Index
Account
(a)
3,175,795 50,463
$ 120,953
TOTAL INVESTMENT COMPANIES $ 142,830
Total Investments $ 142,830
Other Assets and Liabilities -  (0.03)% (39)
TOTAL NET ASSETS - 100.00% $ 142,791
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary
Fund Type Percent
Fixed Income Funds 49 .37%
Domestic Equity Funds 43 .60%
International Equity Funds 7 .06%
Other Assets and Liabilities
( 0 .03 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2022 Purchases Sales June 30, 2023
Value Cost Proceeds Value
Bond Market Index Account $ 69,757 $ 6,629 $ 7,494 $ 70,490
International Equity Index Fund 9,923 752 1,756 10,084
LargeCap S&P 500 Managed Volatility Index Account 49,566 1,384 7,232 50,463
MidCap S&P 400 Index Fund 6,021 635 1,299 5,898
SmallCap S&P 600 Index Fund 6,168 627 1,298 5,895
$ 141,435 $ 10,027 $ 19,079 $ 142,830
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Account $ — $ (232) $ — $ 1,830
International Equity Index Fund — 27 — 1,138
LargeCap S&P 500 Managed Volatility Index Account — 442 — 6,303
MidCap S&P 400 Index Fund — 58 — 483
SmallCap S&P 600 Index Fund — 53 — 345
$ — $ 348 $ — $ 10,099
Amounts in thousands.

Schedule of Investments
Diversified Balanced Volatility Control Account
June 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .24 % Shares Held Value (000's)
Exchange-Traded Funds - 20 .37%
iShares Core S&P 500 ETF 104,388 $ 46,526
Money Market Funds - 0 .07%
Principal Government Money Market Fund - Class
R-6 5.01%
(a),(b)
164,316 164
Principal Funds, Inc. Class R-6 - 15 .31%
International Equity Index Fund
(a)
1,472,757 16,112
MidCap S&P 400 Index Fund
(a)
440,554 9,424
SmallCap S&P 600 Index Fund
(a)
381,189 9,419
$ 34,955
Principal Variable Contracts Funds, Inc.  Class 1 - 64 .49%
Bond Market Index Account
(a)
12,057,514 112,617
LargeCap S&P 500 Index Account
(a)
1,627,104 34,657
$ 147,274
TOTAL INVESTMENT COMPANIES $ 228,919
Total Investments $ 228,919
Other Assets and Liabilities -  (0.24)% (541)
TOTAL NET ASSETS - 100.00% $ 228,378
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Current yield shown is as of period end.
Portfolio Summary
Fund Type Percent
Fixed Income Funds 49 .31%
Domestic Equity Funds 23 .43%
Investment Companies 20 .37%
International Equity Funds 7 .06%
Money Market Funds 0 .07%
Other Assets and Liabilities
( 0 .24 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2022 Purchases Sales June 30, 2023
Value Cost Proceeds Value
Bond Market Index Account $ 102,255 $ 15,205 $ 7,139 $ 112,617
International Equity Index Fund 14,545 1,879 2,062 16,112
LargeCap S&P 500 Index Account 31,155 2,416 4,042 34,657
MidCap S&P 400 Index Fund 8,823 1,363 1,595 9,424
Principal Government Money Market Fund - Class R-6 5.01% 21,849 46,450 68,135 164
SmallCap S&P 600 Index Fund 9,037 1,359 1,590 9,419
$ 187,664 $ 68,672 $ 84,563 $ 182,393
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Account $ — $ (3) $ — $ 2,299
International Equity Index Fund — 7 — 1,743
LargeCap S&P 500 Index Account — 23 — 5,105
MidCap S&P 400 Index Fund — — — 833
Principal Government Money Market Fund - Class R-6 5.01% 121 — — —
SmallCap S&P 600 Index Fund — (3) — 616
$ 121 $ 24 $ — $ 10,596
Amounts in thousands.

Schedule of Investments
Diversified Growth Account
June 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 20 .31%
International Equity Index Fund
(a)
28,880,262 $ 315,950
MidCap S&P 400 Index Fund
(a)
7,559,365 161,695
SmallCap S&P 600 Index Fund
(a)
6,540,762 161,622
$ 639,267
Principal Variable Contracts Funds, Inc.  Class 1 - 79 .72%
Bond Market Index Account
(a)
115,860,092 1,082,133
LargeCap S&P 500 Index Account
(a)
67,003,028 1,427,165
$ 2,509,298
TOTAL INVESTMENT COMPANIES $ 3,148,565
Total Investments $ 3,148,565
Other Assets and Liabilities -  (0.03)% (793)
TOTAL NET ASSETS - 100.00% $ 3,147,772
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 55 .61%
Fixed Income Funds 34 .38%
International Equity Funds 10 .04%
Other Assets and Liabilities
( 0 .03 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2022 Purchases Sales June 30, 2023
Value Cost Proceeds Value
Bond Market Index Account $ 1,047,547 $ 118,340 $ 107,450 $ 1,082,133
International Equity Index Fund 304,134 19,112 43,110 315,950
LargeCap S&P 500 Index Account 1,368,029 11,461 169,996 1,427,165
MidCap S&P 400 Index Fund 161,537 14,008 28,435 161,695
SmallCap S&P 600 Index Fund 165,508 15,920 30,496 161,622
$ 3,046,755 $ 178,841 $ 379,487 $ 3,148,565
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Account $ — $ (1,111) $ — $ 24,807
International Equity Index Fund — 229 — 35,585
LargeCap S&P 500 Index Account — 9,864 — 207,807
MidCap S&P 400 Index Fund — 1,359 — 13,226
SmallCap S&P 600 Index Fund — 1,413 — 9,277
$ — $ 11,754 $ — $ 290,702
Amounts in thousands.

Schedule of Investments
Diversified Growth Managed Volatility Account
June 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 20 .34%
International Equity Index Fund
(a)
2,759,102 $ 30,184
MidCap S&P 400 Index Fund
(a)
722,189 15,448
SmallCap S&P 600 Index Fund
(a)
624,873 15,441
$ 61,073
Principal Variable Contracts Funds, Inc.  Class 1 - 79 .69%
Bond Market Index Account
(a)
11,068,873 103,383
LargeCap S&P 500 Managed Volatility Index
Account
(a)
8,555,694 135,950
$ 239,333
TOTAL INVESTMENT COMPANIES $ 300,406
Total Investments $ 300,406
Other Assets and Liabilities -  (0.03)% (79)
TOTAL NET ASSETS - 100.00% $ 300,327
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 55 .56%
Fixed Income Funds 34 .42%
International Equity Funds 10 .05%
Other Assets and Liabilities
( 0 .03 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2022 Purchases Sales June 30, 2023
Value Cost Proceeds Value
Bond Market Index Account $ 100,780 $ 11,288 $ 10,974 $ 103,383
International Equity Index Fund 29,261 1,983 4,509 30,184
LargeCap S&P 500 Managed Volatility Index Account 131,541 2,505 16,266 135,950
MidCap S&P 400 Index Fund 15,544 1,458 2,958 15,448
SmallCap S&P 600 Index Fund 15,926 1,570 3,084 15,441
$ 293,052 $ 18,804 $ 37,791 $ 300,406
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Account $ — $ (228) $ — $ 2,517
International Equity Index Fund — 46 — 3,403
LargeCap S&P 500 Managed Volatility Index Account — 957 — 17,213
MidCap S&P 400 Index Fund — 140 — 1,264
SmallCap S&P 600 Index Fund — 117 — 912
$ — $ 1,032 $ — $ 25,309
Amounts in thousands.

Schedule of Investments
Diversified Growth Volatility Control Account
June 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .14 % Shares Held Value (000's)
Exchange-Traded Funds - 20 .23%
iShares Core S&P 500 ETF 608,697 $ 271,302
Money Market Funds - 0 .03%
Principal Government Money Market Fund - Class
R-6 5.01%
(a),(b)
464,741 465
Principal Funds, Inc. Class R-6 - 20 .31%
International Equity Index Fund
(a)
12,305,503 134,622
MidCap S&P 400 Index Fund
(a)
3,220,704 68,891
SmallCap S&P 600 Index Fund
(a)
2,786,721 68,860
$ 272,373
Principal Variable Contracts Funds, Inc.  Class 1 - 59 .57%
Bond Market Index Account
(a)
49,367,975 461,096
LargeCap S&P 500 Index Account
(a)
15,860,833 337,836
$ 798,932
TOTAL INVESTMENT COMPANIES $ 1,343,072
Total Investments $ 1,343,072
Other Assets and Liabilities -  (0.14)% (1,827)
TOTAL NET ASSETS - 100.00% $ 1,341,245
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Current yield shown is as of period end.
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 35 .46%
Fixed Income Funds 34 .38%
Investment Companies 20 .23%
International Equity Funds 10 .04%
Money Market Funds 0 .03%
Other Assets and Liabilities
( 0 .14 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2022 Purchases Sales June 30, 2023
Value Cost Proceeds Value
Bond Market Index Account $ 411,838 $ 63,091 $ 23,119 $ 461,096
International Equity Index Fund 119,559 12,986 12,356 134,622
LargeCap S&P 500 Index Account 298,782 14,844 25,456 337,836
MidCap S&P 400 Index Fund 63,475 8,320 8,886 68,891
Principal Government Money Market Fund - Class R-6 5.01% 164,296 295,011 458,842 465
SmallCap S&P 600 Index Fund 65,024 9,011 9,537 68,860
$ 1,122,974 $ 403,263 $ 538,196 $ 1,071,770
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Account $ — $ (90) $ — $ 9,376
International Equity Index Fund — 19 — 14,414
LargeCap S&P 500 Index Account — 101 — 49,565
MidCap S&P 400 Index Fund — (7) — 5,989
Principal Government Money Market Fund - Class R-6 5.01% 946 — — —
SmallCap S&P 600 Index Fund — (25) — 4,387
$ 946 $ (2) $ — $ 83,731
Amounts in thousands.

Schedule of Investments
Diversified Income Account
June 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 10 .26%
International Equity Index Fund
(a)
946,447 $ 10,354
MidCap S&P 400 Index Fund
(a)
371,616 7,949
SmallCap S&P 600 Index Fund
(a)
321,535 7,945
$ 26,248
Principal Variable Contracts Funds, Inc.  Class 1 - 89 .77%
Bond Market Index Account
(a)
17,629,410 164,659
LargeCap S&P 500 Index Account
(a)
3,049,533 64,955
$ 229,614
TOTAL INVESTMENT COMPANIES $ 255,862
Total Investments $ 255,862
Other Assets and Liabilities -  (0.03)% (69)
TOTAL NET ASSETS - 100.00% $ 255,793
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary
Fund Type Percent
Fixed Income Funds 64 .37%
Domestic Equity Funds 31 .61%
International Equity Funds 4 .05%
Other Assets and Liabilities
( 0 .03 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2022 Purchases Sales June 30, 2023
Value Cost Proceeds Value
Bond Market Index Account $ 163,738 $ 12,566 $ 15,359 $ 164,659
International Equity Index Fund 10,237 810 1,898 10,354
LargeCap S&P 500 Index Account 63,955 2,294 11,340 64,955
MidCap S&P 400 Index Fund 8,149 906 1,844 7,949
SmallCap S&P 600 Index Fund 8,346 870 1,816 7,945
$ 254,425 $ 17,446 $ 32,257 $ 255,862
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Account $ — $ (154) $ — $ 3,868
International Equity Index Fund — 50 — 1,155
LargeCap S&P 500 Index Account — 697 — 9,349
MidCap S&P 400 Index Fund — 87 — 651
SmallCap S&P 600 Index Fund — 85 — 460
$ — $ 765 $ — $ 15,483
Amounts in thousands.

Schedule of Investments
Diversified International Account
June 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .66 % Shares Held Value (000's)
Money Market Funds - 1 .66%
BlackRock Liquidity FedFund - Institutional Class
5.00%
(a),(b)
1,221,711 $ 1,222
Principal Government Money Market Fund - Class
R-6 5.01%
(a),(c)
2,969,967 2,970
$ 4,192
TOTAL INVESTMENT COMPANIES $ 4,192
COMMON STOCKS - 98 .88 % Shares Held Value (000's)
Aerospace & Defense - 0 .60%
BAE Systems PLC 127,964 $ 1,509
Apparel - 3 .46%
Burberry Group PLC 26,434 713
Gildan Activewear Inc 43,900 1,415
Hermes International 771 1,676
LVMH Moet Hennessy Louis Vuitton SE 5,247 4,948
$ 8,752
Automobile Manufacturers - 1 .90%
Bayerische Motoren Werke AG 16,422 2,020
Ferrari NV 5,166 1,689
Kia Corp 16,075 1,083
$ 4,792
Automobile Parts & Equipment - 0 .91%
Bridgestone Corp
(d)
31,200 1,282
Toyota Industries Corp 14,100 1,010
$ 2,292
Banks - 12 .02%
AIB Group PLC 219,117 922
Banco do Brasil SA 120,700 1,248
Bank Leumi Le-Israel BM 126,533 948
Bank Negara Indonesia Persero Tbk PT 2,179,300 1,337
Bank of Ireland Group PLC 136,067 1,299
Bank Rakyat Indonesia Persero Tbk PT 8,019,808 2,928
Credicorp Ltd 5,746 848
DBS Group Holdings Ltd 98,000 2,289
FinecoBank Banca Fineco SpA 50,395 678
Grupo Financiero Banorte SAB de CV 174,759 1,438
HDFC Bank Ltd ADR 20,296 1,415
HSBC Holdings PLC 270,927 2,145
ICICI Bank Ltd ADR 148,865 3,436
Kasikornbank PCL 170,400 626
Kotak Mahindra Bank Ltd 69,799 1,574
Lloyds Banking Group PLC 3,079,987 1,707
National Bank of Greece SA
(e)
85,934 559
Nordea Bank Abp 180,195 1,963
PT Bank Central Asia Tbk 1,710,900 1,049
Swedbank AB 51,158 863
UniCredit SpA 41,960 976
United Overseas Bank Ltd 6,400 133
$ 30,381
Beverages - 2 .09%
Diageo PLC 37,313 1,604
Kweichow Moutai Co Ltd 4,799 1,118
Remy Cointreau SA 6,349 1,019
Varun Beverages Ltd 156,737 1,537
$ 5,278
Biotechnology - 0 .35%
Genmab A/S
(e)
2,371 899
Building Materials - 2 .16%
Beijing Oriental Yuhong Waterproof Technology
Co Ltd
244,900 920
Cemex SAB de CV ADR
(e)
274,948 1,946
CRH PLC 46,835 2,584
$ 5,450
Chemicals - 1 .27%
Air Liquide SA 8,453 1,516
Shin-Etsu Chemical Co Ltd 50,500 1,688
$ 3,204
COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services - 1 .43%
Localiza Rent a Car SA 132,755 $ 1,899
Secom Co Ltd 9,600 650
TOPPAN INC 50,000 1,080
$ 3,629
Cosmetics & Personal Care - 2 .87%
L'Oreal SA 7,598 3,544
Unilever PLC 71,178 3,707
$ 7,251
Distribution & Wholesale - 1 .29%
ITOCHU Corp 55,100 2,189
Rexel SA 42,966 1,062
$ 3,251
Diversified Financial Services - 2 .23%
Bajaj Finance Ltd 11,117 974
Banco BTG Pactual SA 170,600 1,124
Brookfield Asset Management Ltd 20,267 661
Deutsche Boerse AG 7,043 1,300
London Stock Exchange Group PLC 14,850 1,581
$ 5,640
Electric - 1 .61%
Iberdrola SA 209,618 2,737
SSE PLC 56,479 1,325
$ 4,062
Electrical Components & Equipment - 0 .88%
Schneider Electric SE 12,269 2,229
Electronics - 1 .35%
Halma PLC 25,690 744
Hoya Corp 14,796 1,771
Shimadzu Corp 29,000 896
$ 3,411
Engineering & Construction - 1 .02%
Kajima Corp 36,800 555
Vinci SA 17,521 2,036
$ 2,591
Food - 3 .52%
Ajinomoto Co Inc 23,800 948
Danone SA 22,708 1,392
Dino Polska SA
(e),(f)
5,530 646
Nestle SA 34,275 4,123
Seven & i Holdings Co Ltd 41,200 1,780
$ 8,889
Food Service - 0 .63%
Compass Group PLC 57,224 1,602
Healthcare - Products - 0 .99%
Alcon Inc 13,535 1,123
Sartorius Stedim Biotech 1,759 439
Smith & Nephew PLC 58,126 938
$ 2,500
Healthcare - Services - 1 .06%
ICON PLC
(e)
5,810 1,454
Lonza Group AG 2,063 1,233
$ 2,687
Home Builders - 0 .71%
Sumitomo Forestry Co Ltd 11,900 289
Taylor Wimpey PLC 1,153,483 1,507
$ 1,796
Home Furnishings - 0 .48%
Haier Smart Home Co Ltd 375,800 1,185
Howden Joinery Group PLC 4,387 36
$ 1,221
Insurance - 6 .33%
AIA Group Ltd 298,400 3,031
ASR Nederland NV 14,556 656
AXA SA 62,056 1,834
Fairfax Financial Holdings Ltd 2,900 2,172
Hannover Rueck SE 4,123 875
MS&AD Insurance Group Holdings Inc 50,000 1,771

Schedule of Investments
Diversified International Account
June 30, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Muenchener Rueckversicherungs-Gesellschaft AG
in Muenchen
6,925 $ 2,600
Prudential PLC 91,342 1,290
Sompo Holdings Inc 22,200 996
Tryg A/S 36,155 783
$ 16,008
Internet - 0 .76%
MercadoLibre Inc
(e)
777 921
PDD Holdings Inc ADR
(e)
14,523 1,004
$ 1,925
Investment Companies - 0 .26%
EXOR NV 7,460 666
Iron & Steel - 0 .51%
Nippon Steel Corp 61,300 1,283
Leisure Products & Services - 0 .40%
Shimano Inc 6,000 1,004
Machinery - Construction & Mining - 2 .31%
Mitsubishi Electric Corp 163,200 2,307
Mitsubishi Heavy Industries Ltd 48,700 2,274
Weir Group PLC/The 55,890 1,248
$ 5,829
Machinery - Diversified - 2 .84%
Atlas Copco AB - A Shares 206,207 2,977
Keyence Corp 5,100 2,423
NARI Technology Co Ltd 242,493 772
THK Co Ltd 48,600 1,000
$ 7,172
Metal Fabrication & Hardware - 0 .44%
APL Apollo Tubes Ltd 69,331 1,105
Mining - 2 .18%
BHP Group Ltd 88,475 2,660
Franco-Nevada Corp 16,677 2,378
Sandfire Resources Ltd
(e)
122,199 485
$ 5,523
Miscellaneous Manufacturers - 1 .06%
Siemens AG 16,043 2,674
Oil & Gas - 4 .03%
BP PLC 435,889 2,538
Noble Corp PLC 17,880 739
Shell PLC 130,917 3,905
Suncor Energy Inc 47,100 1,382
Tourmaline Oil Corp 34,300 1,616
$ 10,180
Oil & Gas Services - 0 .89%
Schlumberger NV 45,724 2,246
Pharmaceuticals - 7 .05%
AstraZeneca PLC 33,846 4,852
Merck KGaA 5,349 885
Novo Nordisk A/S 33,883 5,473
Roche Holding AG 10,363 3,166
Sanofi 31,986 3,444
$ 17,820
Private Equity - 2 .95%
3i Group PLC 193,707 4,802
Brookfield Corp 78,869 2,655
$ 7,457
REITs - 0 .02%
CapitaLand Integrated Commercial Trust 36,800 52
Retail - 5 .66%
ABC-Mart Inc 9,400 511
Alimentation Couche-Tard Inc 65,246 3,346
Arezzo Industria e Comercio SA 29,200 483
Dollarama Inc 17,900 1,212
JD Sports Fashion PLC 856,209 1,590
Li Ning Co Ltd 116,000 626
MatsukiyoCocokara & Co 21,800 1,225
Swatch Group AG/The - BR 2,602 761
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Wal-Mart de Mexico SAB de CV 671,522 $ 2,663
Yum China Holdings Inc 33,702 1,904
$ 14,321
Semiconductors - 10 .86%
Advantest Corp 7,000 943
ASM International NV 2,036 865
ASML Holding NV 7,444 5,399
Infineon Technologies AG 32,238 1,328
Renesas Electronics Corp
(e)
128,800 2,431
Samsung Electronics Co Ltd 109,140 6,010
Sanken Electric Co Ltd 6,100 575
SK Hynix Inc 20,271 1,781
Socionext Inc
(d)
9,400 1,379
Taiwan Semiconductor Manufacturing Co Ltd 365,140 6,745
$ 27,456
Software - 1 .05%
Dassault Systemes SE 28,851 1,278
Nemetschek SE 8,729 652
Nexon Co Ltd 37,800 725
$ 2,655
Telecommunications - 0 .95%
Nippon Telegraph & Telephone Corp 2,025,000 2,396
Toys, Games & Hobbies - 1 .28%
Nintendo Co Ltd 71,200 3,246
Transportation - 2 .22%
Canadian National Railway Co 20,728 2,510
Canadian Pacific Kansas City Ltd 32,800 2,649
Keisei Electric Railway Co Ltd 10,800 448
$ 5,607
TOTAL COMMON STOCKS $ 249,941
Total Investments $ 254,133
Other Assets and Liabilities -  (0.54)% (1,358)
TOTAL NET ASSETS - 100.00% $ 252,775
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $1,222 or
0.48% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $1,180 or 0.47% of net assets.
(e) Non-income producing security
(f) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $646 or 0.26% of net assets.

Schedule of Investments
Diversified International Account
June 30, 2023 (unaudited)
See accompanying notes.

Portfolio Summary
Location Percent
Japan 16 .27%
United Kingdom 15 .08%
France 10 .42%
Canada 8 .70%
Germany 4 .88%
Switzerland 4 .12%
India 3 .98%
Korea, Republic Of 3 .51%
Netherlands 3 .00%
Ireland 2 .86%
United States 2 .84%
Denmark 2 .83%
Taiwan 2 .67%
China 2 .58%
Mexico 2 .39%
Indonesia 2 .10%
Brazil 1 .87%
Hong Kong 1 .71%
Sweden 1 .52%
Italy 1 .33%
Australia 1 .24%
Spain 1 .08%
Singapore 0 .98%
Finland 0 .78%
Israel 0 .37%
Uruguay 0 .36%
Peru 0 .34%
Poland 0 .26%
Thailand 0 .25%
Greece 0 .22%
Other Assets and Liabilities
( 0 .54 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2022 Purchases Sales June 30, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.01% $ 637 $ 43,826 $ 41,493 $ 2,970
$ 637 $ 43,826 $ 41,493 $ 2,970
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.01% $ 33 $ — $ — $ —
$ 33 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Equity Income Account
June 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .95 % Shares Held Value (000's)
Money Market Funds - 2 .95%
BlackRock Liquidity FedFund - Institutional Class
5.00%
(a),(b)
1,674,561 $ 1,675
Principal Government Money Market Fund - Class
R-6 5.01%
(a),(b),(c)
17,253,318 17,254
$ 18,929
TOTAL INVESTMENT COMPANIES $ 18,929
COMMON STOCKS - 97 .84 % Shares Held Value (000's)
Advertising - 1 .50%
Omnicom Group Inc 101,192 $ 9,628
Apparel - 0 .61%
NIKE Inc 35,489 3,917
Automobile Manufacturers - 3 .62%
Cummins Inc 33,531 8,221
PACCAR Inc 179,167 14,987
$ 23,208
Automobile Parts & Equipment - 2 .16%
Magna International Inc 245,953 13,882
Banks - 9 .59%
Bank of America Corp 382,418 10,971
JPMorgan Chase & Co 136,672 19,877
Morgan Stanley 213,030 18,193
PNC Financial Services Group Inc/The 98,941 12,462
$ 61,503
Beverages - 1 .85%
Coca-Cola Co/The 197,135 11,871
Biotechnology - 1 .84%
Corteva Inc 206,110 11,810
Building Materials - 2 .50%
Carrier Global Corp 110,573 5,497
Trane Technologies PLC 55,167 10,551
$ 16,048
Chemicals - 2 .53%
Air Products and Chemicals Inc 40,760 12,209
PPG Industries Inc 27,065 4,014
$ 16,223
Computers - 2 .00%
Apple Inc 66,017 12,805
Cosmetics & Personal Care - 0 .80%
Procter & Gamble Co/The 34,038 5,165
Diversified Financial Services - 4 .32%
BlackRock Inc 22,675 15,672
Discover Financial Services 102,760 12,007
$ 27,679
Electric - 5 .15%
NextEra Energy Inc 166,812 12,378
Sempra Energy 36,549 5,321
WEC Energy Group Inc 91,256 8,052
Xcel Energy Inc 116,614 7,250
$ 33,001
Electronics - 0 .71%
TE Connectivity Ltd 32,325 4,531
Food - 1 .84%
Hormel Foods Corp 292,676 11,771
Healthcare - Products - 4 .97%
Abbott Laboratories 107,458 11,715
Medtronic PLC 114,173 10,059
STERIS PLC 44,938 10,110
$ 31,884
Healthcare - Services - 0 .96%
UnitedHealth Group Inc 12,832 6,168
Home Builders - 1 .49%
DR Horton Inc 78,289 9,527
Insurance - 3 .39%
Chubb Ltd 63,638 12,254
Fidelity National Financial Inc 262,830 9,462
$ 21,716
COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified - 2 .38%
Deere & Co 37,673 $ 15,265
Media - 2 .83%
Cable One Inc 1,457 957
Comcast Corp - Class A 413,816 17,194
$ 18,151
Miscellaneous Manufacturers - 2 .46%
Parker-Hannifin Corp 40,373 15,747
Oil & Gas - 5 .67%
Chevron Corp 61,926 9,744
EOG Resources Inc 105,557 12,080
Marathon Petroleum Corp 124,752 14,546
$ 36,370
Pharmaceuticals - 10 .20%
Becton Dickinson & Co 55,301 14,600
Eli Lilly & Co 1,967 922
Merck & Co Inc 135,139 15,594
Novartis AG ADR 140,111 14,139
Pfizer Inc 204,215 7,491
Roche Holding AG ADR 331,369 12,658
$ 65,404
Pipelines - 1 .93%
Enterprise Products Partners LP 470,560 12,399
Private Equity - 2 .34%
KKR & Co Inc 267,854 15,000
REITs - 3 .76%
Alexandria Real Estate Equities Inc 94,445 10,718
Digital Realty Trust Inc 7,024 800
Prologis Inc 52,064 6,385
Realty Income Corp 104,246 6,233
$ 24,136
Retail - 4 .01%
Costco Wholesale Corp 26,199 14,105
Starbucks Corp 82,747 8,197
Target Corp 26,029 3,433
$ 25,735
Semiconductors - 3 .82%
Microchip Technology Inc 151,559 13,578
Taiwan Semiconductor Manufacturing Co Ltd ADR 108,090 10,909
$ 24,487
Software - 2 .78%
Fidelity National Information Services Inc 65,809 3,600
Microsoft Corp 28,761 9,794
SAP SE ADR
(d)
32,508 4,447
$ 17,841
Telecommunications - 2 .52%
BCE Inc
(d)
326,720 14,895
Verizon Communications Inc 34,365 1,278
$ 16,173
Transportation - 1 .31%
Expeditors International of Washington Inc 63,744 7,721
Union Pacific Corp 3,273 670
$ 8,391
TOTAL COMMON STOCKS $ 627,436
Total Investments $ 646,365
Other Assets and Liabilities -  (0.79)% (5,054)
TOTAL NET ASSETS - 100.00% $ 641,311
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $5,645 or
0.88% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.

Schedule of Investments
Equity Income Account
June 30, 2023 (unaudited)
See accompanying notes.

(d) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $5,613 or 0.88% of net assets.
Portfolio Summary
Sector Percent
Financial 23 .40%
Consumer, Non-cyclical 22 .46%
Consumer, Cyclical 11 .89%
Industrial 9 .36%
Technology 8 .60%
Energy 7 .60%
Communications 6 .85%
Utilities 5 .15%
Money Market Funds 2 .95%
Basic Materials 2 .53%
Other Assets and Liabilities
( 0 .79 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2022 Purchases Sales June 30, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.01% $ 18,363 $ 109,175 $ 110,284 $ 17,254
$ 18,363 $ 109,175 $ 110,284 $ 17,254
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.01% $ 282 $ — $ — $ —
$ 282 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Global Emerging Markets Account
June 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .54 % Shares Held Value (000's)
Money Market Funds - 1 .54%
BlackRock Liquidity FedFund - Institutional Class
5.00%
(a),(b)
10,000 $ 10
Principal Government Money Market Fund - Class
R-6 5.01%
(a),(c)
1,045,738 1,046
$ 1,056
TOTAL INVESTMENT COMPANIES $ 1,056
COMMON STOCKS - 97 .96 % Shares Held Value (000's)
Aerospace & Defense - 0 .65%
LIG Nex1 Co Ltd 7,176 $ 442
Agriculture - 0 .30%
Muyuan Foods Co Ltd 35,000 203
Airlines - 0 .47%
Air Arabia PJSC 484,117 320
Apparel - 1 .32%
Fila Holdings Corp 9,192 280
Youngone Corp 12,673 622
$ 902
Automobile Manufacturers - 2 .51%
BYD Co Ltd 19,500 625
Kia Corp 8,915 601
Maruti Suzuki India Ltd 4,113 492
$ 1,718
Automobile Parts & Equipment - 0 .70%
Fuyao Glass Industry Group Co Ltd
(d)
54,400 226
Weichai Power Co Ltd 171,000 251
$ 477
Banks - 8 .88%
Bank of Jiangsu Co Ltd 203,190 206
Bank Rakyat Indonesia Persero Tbk PT 2,123,776 775
Grupo Financiero Banorte SAB de CV 73,700 606
HDFC Bank Ltd 30,088 624
Hong Leong Bank Bhd 47,200 192
ICICI Bank Ltd 100,632 1,152
Kasikornbank PCL 90,900 334
Kotak Mahindra Bank Ltd 14,474 327
PT Bank Central Asia Tbk 1,116,500 685
Saudi National Bank/The 98,008 967
Vietnam Technological & Commercial Joint Stock
Bank
(e)
142,800 211
$ 6,079
Beverages - 2 .86%
Arca Continental SAB de CV 60,400 620
China Resources Beer Holdings Co Ltd 56,000 370
Kweichow Moutai Co Ltd 1,600 373
Tsingtao Brewery Co Ltd 34,000 310
Varun Beverages Ltd 29,122 286
$ 1,959
Building Materials - 1 .96%
Beijing Oriental Yuhong Waterproof Technology
Co Ltd
42,171 158
Cemex SAB de CV
(e)
982,714 695
China National Building Material Co Ltd 258,000 160
Voltas Ltd 35,033 325
$ 1,338
Chemicals - 0 .61%
Petronas Chemicals Group Bhd 119,900 154
Supreme Industries Ltd 6,715 262
$ 416
Coal - 0 .37%
Exxaro Resources Ltd 29,161 254
Commercial Services - 3 .24%
Bidvest Group Ltd/The 19,463 271
Humansoft Holding Co KSC 24,659 298
Jiangsu Expressway Co Ltd 258,000 238
Localiza Rent a Car SA 37,948 543
MegaStudyEdu Co Ltd 5,829 230
Network International Holdings PLC
(d),(e)
57,646 281
COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
Santos Brasil Participacoes SA 168,410 $ 354
$ 2,215
Computers - 0 .80%
CI&T Inc
(e)
11,295 71
Globant SA
(e)
1,321 237
WNS Holdings Ltd ADR
(e)
3,299 243
$ 551
Distribution & Wholesale - 0 .81%
AKR Corporindo Tbk PT 2,927,000 278
Vamos Locacao de Caminhoes Maquinas e
Equipamentos SA
108,660 275
$ 553
Diversified Financial Services - 4 .74%
Bajaj Finance Ltd 4,845 424
Banco BTG Pactual SA 77,512 511
BOC Aviation Ltd
(d)
25,900 210
CreditAccess Grameen Ltd
(e)
25,580 390
Fubon Financial Holding Co Ltd 328,361 643
Hong Kong Exchanges & Clearing Ltd 5,700 216
Intercorp Financial Services Inc 7,236 180
KB Financial Group Inc 18,450 669
$ 3,243
Electric - 0 .33%
China Longyuan Power Group Corp Ltd 222,000 229
Electrical Components & Equipment - 0 .81%
Delta Electronics Inc 50,000 554
Electronics - 1 .63%
Avalon Technologies Ltd
(d),(e)
21,175 142
HEG Ltd 16,973 338
Lotes Co Ltd 9,233 256
Voltronic Power Technology Corp 6,000 379
$ 1,115
Energy - Alternate Sources - 0 .54%
Sao Martinho S/A 51,782 369
Engineering & Construction - 0 .48%
L&T Technology Services Ltd
(d)
2,940 142
Samsung Engineering Co Ltd
(e)
8,633 186
$ 328
Food - 3 .51%
Bid Corp Ltd 17,925 394
Dino Polska SA
(d),(e)
5,047 590
Indofood Sukses Makmur Tbk PT 495,300 243
LT Foods Ltd 186,661 300
Nestle India Ltd 1,079 301
SM Investments Corp 18,125 305
Want Want China Holdings Ltd 407,000 271
$ 2,404
Gas - 0 .40%
ENN Natural Gas Co Ltd 103,593 271
Healthcare - Products - 0 .48%
Shenzhen Mindray Bio-Medical Electronics Co Ltd 7,900 327
Healthcare - Services - 0 .77%
Bangkok Dusit Medical Services PCL 452,300 352
WuXi AppTec Co Ltd
(d)
21,500 172
$ 524
Home Furnishings - 0 .56%
Gree Electric Appliances Inc of Zhuhai 75,800 381
Insurance - 4 .00%
AIA Group Ltd 59,600 605
China Pacific Insurance Group Co Ltd 154,200 400
ICICI Lombard General Insurance Co Ltd
(d)
16,850 277
ICICI Prudential Life Insurance Co Ltd
(d)
35,601 249
PICC Property & Casualty Co Ltd 576,000 642
Qualitas Controladora SAB de CV 76,400 565
$ 2,738

Schedule of Investments
Global Emerging Markets Account
June 30, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Internet - 12 .33%
Alibaba Group Holding Ltd
(e)
168,292 $ 1,752
Baidu Inc
(e)
41,650 710
IndiaMart InterMesh Ltd
(d)
7,992 275
Meituan
(d),(e)
23,520 369
My EG Services Bhd 947,900 153
Naspers Ltd 3,921 708
PDD Holdings Inc ADR
(e)
8,468 585
Tencent Holdings Ltd 75,800 3,214
Tongcheng Travel Holdings Ltd
(e)
128,400 270
Trip.com Group Ltd ADR
(e)
11,377 398
$ 8,434
Investment Companies - 0 .19%
VEF AB
(e),(f)
687,023 130
Iron & Steel - 1 .88%
Gerdau SA ADR 71,866 375
Hunan Valin Steel Co Ltd 268,996 177
Severstal PAO
(e)
9,865 —
Vale SA 54,900 738
$ 1,290
Leisure Products & Services - 1 .15%
Eicher Motors Ltd 8,951 391
Yadea Group Holdings Ltd
(d)
174,000 397
$ 788
Lodging - 0 .42%
Galaxy Entertainment Group Ltd
(e)
45,000 287
Machinery - Diversified - 1 .11%
NARI Technology Co Ltd 113,030 360
WEG SA 50,700 400
$ 760
Metal Fabrication & Hardware - 0 .48%
APL Apollo Tubes Ltd 20,651 329
Mining - 1 .11%
Anglo American PLC 15,357 437
Polyus PJSC 108 —
Shandong Gold Mining Co Ltd
(d)
176,250 324
$ 761
Miscellaneous Manufacturers - 1 .02%
Airtac International Group 9,000 297
Elite Material Co Ltd 22,000 173
Zhuzhou CRRC Times Electric Co Ltd 60,700 227
$ 697
Oil & Gas - 5 .58%
Indian Oil Corp Ltd 335,975 374
PRIO SA/Brazil
(e)
49,200 382
Reliance Industries Ltd 52,581 1,639
Saudi Arabian Oil Co
(d)
113,447 983
S-Oil Corp 5,063 257
Thai Oil PCL 146,900 184
$ 3,819
Pharmaceuticals - 1 .62%
Caplin Point Laboratories Ltd 18,857 186
Grand Pharmaceutical Group Ltd 326,000 184
Hansoh Pharmaceutical Group Co Ltd
(d)
142,000 229
Richter Gedeon Nyrt 9,417 232
Simcere Pharmaceutical Group Ltd
(d)
276,000 275
$ 1,106
Real Estate - 1 .29%
China Overseas Land & Investment Ltd 119,000 260
China Resources Land Ltd 70,000 298
Multiplan Empreendimentos Imobiliarios SA 55,500 322
$ 880
Retail - 3 .51%
El Puerto de Liverpool SAB de CV 36,411 222
Jumbo SA 20,648 568
Mitra Adiperkasa Tbk PT
(e)
3,033,500 342
Wal-Mart de Mexico SAB de CV 186,900 741
Yum China Holdings Inc 9,350 530
$ 2,403
COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors - 18 .23%
Alchip Technologies Ltd 6,000 $ 347
ASML Holding NV - NY Reg Shares 717 520
ASPEED Technology Inc 2,000 184
Hana Materials Inc 4,593 185
MediaTek Inc 24,000 531
Novatek Microelectronics Corp 16,400 225
Parade Technologies Ltd 6,000 208
Samsung Electronics Co Ltd 73,947 4,072
SK Hynix Inc 8,936 785
Taiwan Semiconductor Manufacturing Co Ltd 293,164 5,416
$ 12,473
Shipbuilding - 0 .60%
Yangzijiang Shipbuilding Holdings Ltd 372,000 414
Software - 1 .07%
AGMO HOLDINGS BHD
(e)
8,903 1
NetEase Inc 37,900 734
$ 735
Telecommunications - 1 .83%
Accton Technology Corp 32,000 359
America Movil SAB de CV ADR 12,816 277
Millicom International Cellular SA
(e)
11,414 175
ZTE Corp 109,400 440
$ 1,251
Textiles - 0 .28%
SLC Agricola SA 24,178 193
Transportation - 0 .53%
Container Corp Of India Ltd 17,839 144
MISC Bhd 141,000 217
$ 361
TOTAL COMMON STOCKS $ 67,021
PREFERRED STOCKS - 0 .45 % Shares Held Value (000's)
Automobile Manufacturers - 0 .43%
Hyundai Motor Co 7,100.00% 3,509 $ 293
Diversified Financial Services - 0 .02%
Fubon Financial Holding Co Ltd 0.33% 6,701 13
TOTAL PREFERRED STOCKS $ 306
Total Investments $ 68,383
Other Assets and Liabilities -  0.05% 37
TOTAL NET ASSETS - 100.00% $ 68,420
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $10 or
0.01% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $5,141 or 7.51% of net assets.
(e) Non-income producing security
(f) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $4 or 0.01% of net assets.

Schedule of Investments
Global Emerging Markets Account
June 30, 2023 (unaudited)
See accompanying notes.

Portfolio Summary
Location Percent
China 23 .36%
India 14 .04%
Taiwan 13 .71%
Korea, Republic Of 12 .61%
Brazil 6 .61%
Mexico 5 .46%
Hong Kong 3 .64%
Indonesia 3 .39%
Saudi Arabia 2 .85%
South Africa 2 .39%
United States 1 .84%
Thailand 1 .28%
Malaysia 1 .05%
United Arab Emirates 0 .88%
Ireland 0 .86%
Poland 0 .86%
Greece 0 .83%
Netherlands 0 .76%
United Kingdom 0 .64%
Philippines 0 .44%
Kuwait 0 .43%
Uruguay 0 .35%
Hungary 0 .34%
Vietnam 0 .31%
Singapore 0 .31%
Luxembourg 0 .26%
Peru 0 .26%
Sweden 0 .19%
Russian Federation 0 .00%
Other Assets and Liabilities
0 .05%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2022 Purchases Sales June 30, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.01% $ 2,443 $ 9,760 $ 11,157 $ 1,046
$ 2,443 $ 9,760 $ 11,157 $ 1,046
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.01% $ 31 $ — $ — $ —
$ 31 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Government & High Quality Bond Account
June 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2.03% Shares Held Value (000's)
Money Market Funds - 2.03%
Principal Government Money Market Fund - Class
R-6 5.01%
(a),(b)
2,557,696 $ 2,558
TOTAL INVESTMENT COMPANIES $ 2,558
BONDS - 9.92%
Principal
Amount (000's) Value (000's)
Automobile Asset Backed Securities - 2.69%
AmeriCredit Automobile Receivables Trust 2022-2
6.22%, 12/18/2025 $ 529 $ 530
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.15%
Americredit Automobile Receivables Trust 2023-1
5.84%, 10/19/2026 600 600
Capital One Prime Auto Receivables Trust 2021-1
0.32%, 02/18/2025 43 43
CarMax Auto Owner Trust 2022-1
0.91%, 02/18/2025 212 211
Carvana Auto Receivables Trust 2021-P4
0.82%, 04/10/2025 92 91
GM Financial Consumer Automobile Receivables
Trust 2021-4
0.28%, 11/18/2024 31 31
Santander Drive Auto Receivables Trust 2022-7
5.81%, 01/15/2026 669 669
Toyota Auto Loan Extended Note Trust 2019-1
2.56%, 11/25/2031
(c)
1,250 1,214
$ 3,389
Commercial Mortgage Backed Securities - 0.12%
Ginnie Mae
0.06%, 02/16/2055
(d),(e)
9,439 8
0.42%, 04/16/2047
(d),(e)
4,869 40
0.44%, 11/16/2052
(d),(e)
3,332 30
0.58%, 03/16/2060
(d),(e)
1,802 72
$ 150
Mortgage Backed Securities - 5.98%
EverBank Mortgage Loan Trust 18-1
3.50%, 02/25/2048
(c),(e)
102 89
Fannie Mae Grantor Trust 2005-T1
5.41%, 05/25/2035 108 103
1.00 x 1 Month USD LIBOR + 0.35%
Fannie Mae Interest Strip
3.50%, 12/25/2043
(d),(e)
585 82
Fannie Mae REMICS
0.00%, 06/25/2045
(d),(f)
1,210 44
1.00 x US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.00%
0.90%, 09/25/2049
(d)
998 108
(1.00) x 1 Month USD LIBOR + 6.05%
3.00%, 10/25/2040
(d)
297 10
3.00%, 04/25/2042 115 110
3.00%, 05/25/2048 82 72
3.00%, 01/25/2051
(d)
1,904 311
4.50%, 04/25/2045
(d)
1,133 239
7.00%, 04/25/2032 51 52
Freddie Mac REMICS
0.00%, 05/15/2038
(d),(f)
1,137 43
1.00 x 12 Month Treasury Average Index +
0.00%
0.90%, 11/25/2049
(d)
1,126 126
(1.00) x 1 Month USD LIBOR + 6.05%
1.50%, 04/15/2028 279 260
3.00%, 11/15/2035 159 158
3.00%, 04/15/2046 102 93
Ginnie Mae
0.94%, 06/20/2046
(d)
311 33
(1.00) x 1 Month USD LIBOR + 6.10%
0.99%, 12/20/2043
(d)
711 66
(1.00) x 1 Month USD LIBOR + 6.14%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Ginnie Mae   (continued)
1.04%, 10/20/2045
(d)
$ 841 $ 97
(1.00) x 1 Month USD LIBOR + 6.20%
1.05%, 11/20/2047
(d)
602 65
(1.00) x 1 Month USD LIBOR + 6.20%
1.14%, 08/20/2050
(d)
2,218 274
(1.00) x 1 Month USD LIBOR + 6.30%
1.14%, 11/20/2050
(d)
1,305 168
(1.00) x 1 Month USD LIBOR + 6.30%
1.14%, 07/20/2051
(d)
1,490 180
(1.00) x 1 Month USD LIBOR + 6.30%
1.14%, 08/20/2051
(d)
1,723 202
(1.00) x 1 Month USD LIBOR + 6.30%
3.00%, 07/20/2050
(d)
1,169 163
3.00%, 09/20/2050
(d)
2,118 309
3.00%, 10/20/2050
(d)
1,581 234
3.00%, 11/20/2050
(d)
1,923 278
3.00%, 11/20/2050
(d)
3,218 465
3.00%, 12/20/2050
(d)
1,236 186
3.50%, 10/20/2049
(d)
1,841 294
4.00%, 02/20/2044
(d)
740 47
4.00%, 04/20/2044
(d)
490 36
4.00%, 01/20/2046
(d)
311 19
JP Morgan Mortgage Trust 2016-4
3.50%, 10/25/2046
(c),(e)
122 109
JP Morgan Mortgage Trust 2017-3
3.74%, 08/25/2047
(c),(e)
485 427
New Residential Mortgage Loan Trust 2014-1
5.00%, 01/25/2054
(c),(e)
876 837
New Residential Mortgage Loan Trust 2015-2
5.37%, 08/25/2055
(c),(e)
736 691
Sequoia Mortgage Trust 2013-2
3.63%, 02/25/2043
(e)
126 117
Sequoia Mortgage Trust 2017-3
3.75%, 04/25/2047
(c),(e)
396 349
$ 7,546
Other Asset Backed Securities - 1.13%
Chase Funding Trust Series 2004-1
5.61%, 12/25/2033 69 66
1.00 x 1 Month USD LIBOR + 0.46%
DLLST 2022-1 LLC
2.79%, 01/22/2024
(c)
255 254
HPEFS Equipment Trust
1.02%, 05/21/2029
(c)
242 241
HPEFS Equipment Trust 2022-2
3.15%, 09/20/2029
(c)
874 866
$ 1,427
TOTAL BONDS $ 12,512
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 99.76%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 6.15%
2.00%, 10/01/2031 $ 261 $ 237
3.00%, 02/01/2027 56 54
3.00%, 01/01/2031 197 188
3.00%, 01/01/2033 385 363
3.00%, 03/01/2037 148 137
3.00%, 08/01/2042 255 231
3.00%, 10/01/2042 240 217
3.00%, 10/01/2042 469 424
3.00%, 05/01/2043 353 319
3.00%, 10/01/2046 407 367
3.50%, 02/01/2032 394 379
3.50%, 04/01/2042 598 561
3.50%, 05/01/2042 287 269
3.50%, 07/01/2042 919 861
3.50%, 02/01/2044 325 303
4.00%, 07/01/2042 412 401

Schedule of Investments
Government & High Quality Bond Account
June 30, 2023 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
4.00%, 01/01/2043 $ 397 $ 382
4.00%, 06/01/2043 386 370
4.00%, 10/01/2045 533 511
4.23%, 09/01/2032 6 6
1.00 x US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.23%
4.50%, 11/01/2043 416 410
5.00%, 10/01/2025 22 21
5.00%, 02/01/2033 51 52
5.00%, 06/01/2033 91 91
5.00%, 01/01/2034 184 186
5.00%, 07/01/2035 41 41
5.00%, 07/01/2035 3 3
5.00%, 07/01/2035 9 9
5.00%, 10/01/2035 16 16
5.50%, 03/01/2033 43 44
5.50%, 04/01/2038 3 2
5.50%, 05/01/2038 10 10
6.00%, 05/01/2031 5 5
6.00%, 12/01/2031 5 5
6.00%, 11/01/2033 18 18
6.00%, 09/01/2034 20 21
6.00%, 02/01/2035 11 11
6.00%, 10/01/2036 18 19
6.00%, 03/01/2037 20 20
6.00%, 01/01/2038 36 37
6.00%, 04/01/2038 16 16
6.50%, 04/01/2026 1 —
6.50%, 05/01/2026 1 1
6.50%, 01/01/2028 1 1
6.50%, 03/01/2028 1 1
6.50%, 10/01/2028 5 5
6.50%, 11/01/2028 1 1
6.50%, 12/01/2028 3 3
6.50%, 03/01/2029 1 1
6.50%, 07/01/2031 14 14
6.50%, 08/01/2031 3 3
6.50%, 10/01/2031 6 6
6.50%, 10/01/2031 3 3
6.50%, 12/01/2031 6 6
6.50%, 02/01/2032 6 6
6.50%, 05/01/2032 13 14
6.50%, 04/01/2035 3 3
7.00%, 09/01/2027 1 1
7.00%, 01/01/2028 9 9
7.00%, 04/01/2028 5 5
7.00%, 05/01/2028 1 1
7.00%, 10/01/2031 3 3
7.00%, 10/01/2031 6 6
7.00%, 04/01/2032 20 21
7.50%, 10/01/2030 4 4
7.50%, 02/01/2031 3 3
7.50%, 02/01/2031 1 1
8.00%, 10/01/2030 5 5
8.50%, 07/01/2029 11 11
$ 7,755
Federal National Mortgage Association (FNMA) - 0.44%
3.00%, 04/01/2043 434 391
3.93%, 12/01/2033 23 22
1.00 x 12 Month USD LIBOR + 1.68%
4.02%, 12/01/2032 8 8
1.00 x 12 Month USD LIBOR + 1.64%
5.50%, 05/01/2033 9 9
6.00%, 05/01/2037 104 104
6.50%, 08/01/2025 6 6
6.50%, 11/01/2032 10 10
7.00%, 08/01/2028 5 5
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA) (continued)
7.00%, 12/01/2028 $ 6 $ 6
$ 561
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 61.88%
2.00%, 02/01/2032 174 158
2.00%, 11/01/2035 1,196 1,067
2.00%, 10/01/2050 805 662
2.00%, 03/01/2051 1,899 1,572
2.00%, 05/01/2051 4,476 3,687
2.00%, 11/01/2051 2,807 2,290
2.00%, 11/01/2051 1,798 1,476
2.00%, 11/01/2051 1,512 1,240
2.00%, 12/01/2051 2,692 2,210
2.00%, 12/01/2051 2,753 2,265
2.00%, 01/01/2052 1,849 1,515
2.00%, 02/01/2052 2,118 1,738
2.50%, 06/01/2027 269 257
2.50%, 08/01/2028 218 206
2.50%, 12/01/2031 352 326
2.50%, 09/01/2032 239 221
2.50%, 08/01/2035 1,058 972
2.50%, 08/01/2050 2,766 2,370
2.50%, 07/01/2051 3,517 3,011
2.50%, 12/01/2051 973 835
2.50%, 12/01/2051 2,282 1,978
2.50%, 12/01/2051 2,510 2,163
2.50%, 01/01/2052 1,983 1,709
2.50%, 02/01/2052 1,832 1,566
2.50%, 04/01/2052 5,019 4,338
2.50%, 04/01/2052 1,325 1,136
3.00%, 05/01/2029 263 251
3.00%, 08/01/2031 575 542
3.00%, 12/01/2034 409 383
3.00%, 10/01/2036 301 278
3.00%, 10/01/2042 785 708
3.00%, 10/01/2046 527 472
3.00%, 11/01/2046 956 856
3.00%, 08/01/2049 242 215
3.00%, 10/01/2049 593 527
3.00%, 12/01/2049 544 483
3.00%, 01/01/2050 944 838
3.00%, 02/01/2050 877 779
3.00%, 07/01/2050 907 803
3.00%, 08/01/2050 695 616
3.00%, 09/01/2050 1,158 1,027
3.00%, 06/01/2052 1,970 1,736
3.50%, 08/01/2031 306 293
3.50%, 06/01/2039 209 197
3.50%, 11/01/2042 600 562
3.50%, 12/01/2042 618 578
3.50%, 02/01/2043 268 251
3.50%, 03/01/2045 274 255
3.50%, 03/01/2045 521 485
3.50%, 09/01/2045 390 363
3.50%, 03/01/2047 486 455
3.50%, 11/01/2048 1,120 1,050
3.50%, 03/01/2050 1,304 1,223
3.50%, 08/01/2050 972 906
3.50%, 06/01/2052 993 906
4.00%, 01/01/2034 196 191
4.00%, 10/01/2037 288 278
4.00%, 02/01/2041 597 574
4.00%, 02/01/2042 372 358
4.00%, 10/01/2043 121 116
4.00%, 08/01/2044 267 258
4.00%, 10/01/2044 732 708
4.00%, 11/01/2044 252 244
4.00%, 08/01/2045 383 370

Schedule of Investments
Government & High Quality Bond Account
June 30, 2023 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.00%, 08/01/2046 $ 638 $ 609
4.00%, 07/01/2047 520 503
4.00%, 10/01/2047 425 408
4.50%, 08/01/2039 720 711
4.50%, 09/01/2043 746 736
4.50%, 10/01/2043 443 432
4.50%, 11/01/2043 425 416
4.50%, 09/01/2045 302 296
4.50%, 10/01/2045 441 435
4.50%, 11/01/2045 665 653
5.00%, 05/01/2033 489 491
5.00%, 04/01/2035 41 41
5.00%, 04/01/2035 48 48
5.00%, 07/01/2035 2 2
5.00%, 02/01/2038 194 196
5.00%, 02/01/2040 579 588
5.00%, 07/01/2041 441 444
5.00%, 07/01/2053
(g)
2,000 1,960
5.50%, 06/01/2033 27 28
5.50%, 02/01/2037 1 1
5.50%, 03/01/2038 43 44
5.50%, 07/01/2053
(g)
4,200 4,180
6.00%, 11/01/2028 8 8
6.00%, 12/01/2031 2 2
6.00%, 01/01/2033 22 22
6.00%, 07/01/2037 47 48
6.00%, 11/01/2037 3 3
6.00%, 12/01/2037 5 5
6.00%, 03/01/2038 32 32
6.00%, 07/01/2053
(g)
2,500 2,522
6.50%, 07/01/2025 4 4
6.50%, 02/01/2026 1 —
6.50%, 05/01/2026 1 1
6.50%, 06/01/2026 1 1
6.50%, 07/01/2028 5 6
6.50%, 03/01/2029 3 3
6.50%, 06/01/2031 8 8
6.50%, 01/01/2032 3 3
6.50%, 08/01/2032 5 5
6.50%, 02/01/2033 6 6
6.50%, 12/01/2036 9 10
6.50%, 07/01/2037 12 12
6.50%, 07/01/2037 3 3
6.50%, 02/01/2038 15 16
7.00%, 10/01/2029 4 4
7.00%, 05/01/2031 3 3
7.00%, 11/01/2031 8 8
8.00%, 06/01/2030 1 1
$ 78,061
Government National Mortgage Association (GNMA) - 22.04%
2.00%, 08/20/2050 1,280 1,081
2.00%, 01/20/2051 1,537 1,296
2.00%, 02/20/2051 3,348 2,822
2.50%, 06/20/2050 2,648 2,310
2.50%, 05/20/2051 2,570 2,233
3.00%, 11/15/2042 314 286
3.00%, 12/15/2042 696 634
3.00%, 02/15/2043 760 692
3.00%, 05/15/2043 873 795
3.00%, 07/20/2045 457 418
3.00%, 07/20/2046 239 218
3.00%, 08/20/2046 525 477
3.00%, 09/20/2046 639 581
3.00%, 12/20/2046 328 298
3.00%, 02/20/2047 417 378
3.00%, 08/20/2047 249 226
3.50%, 01/15/2043 563 531
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
3.50%, 05/15/2043 $ 581 $ 548
3.50%, 06/20/2043 373 349
3.50%, 04/20/2045 264 247
3.50%, 06/20/2046 43 41
3.50%, 02/20/2047 450 421
3.50%, 05/20/2047 470 451
3.50%, 11/20/2047 312 300
3.50%, 07/20/2053
(g)
2,000 1,846
4.00%, 08/15/2041 337 326
4.00%, 07/20/2047 325 320
4.00%, 01/20/2048 1,087 1,042
4.00%, 04/20/2052 891 843
4.50%, 07/15/2040 178 176
4.50%, 07/20/2053
(g)
1,000 965
5.00%, 09/15/2033 2 2
5.00%, 02/15/2034 121 122
5.00%, 09/15/2039 15 15
5.50%, 11/15/2033 18 18
5.50%, 05/20/2035 50 52
5.50%, 07/20/2053
(g)
2,750 2,737
6.00%, 04/20/2026 1 1
6.00%, 05/20/2026 1 1
6.00%, 03/20/2028 1 1
6.00%, 06/20/2028 6 6
6.00%, 07/20/2028 2 2
6.00%, 02/20/2029 2 2
6.00%, 03/20/2029 5 5
6.00%, 07/20/2029 5 5
6.00%, 07/20/2033 49 51
6.00%, 07/20/2053
(g)
1,500 1,510
6.50%, 12/20/2025 2 2
6.50%, 02/20/2026 1 1
6.50%, 03/20/2031 4 4
6.50%, 04/20/2031 4 5
7.00%, 01/15/2028 1 1
7.00%, 01/15/2028 1 1
7.00%, 01/15/2028 2 2
7.00%, 03/15/2028 35 34
7.00%, 01/15/2029 7 7
7.00%, 03/15/2029 2 2
7.00%, 05/15/2031 3 3
7.00%, 09/15/2031 18 19
7.00%, 06/15/2032 31 31
8.00%, 07/15/2026 1 1
8.00%, 08/15/2026 1 1
$ 27,795
U.S. Treasury - 4.62%
0.75%, 12/31/2023 4,475 4,376
1.38%, 11/15/2031 250 206
1.88%, 11/15/2051 250 165
4.50%, 02/15/2036 1,000 1,079
$ 5,826
U.S. Treasury Bill - 4.63%
4.32%, 12/28/2023
(h)
4,500 4,384
4.35%, 11/30/2023
(h)
1,492 1,460
$ 5,844
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 125,842
Total Investments $ 140,912
Other Assets and Liabilities -  (11.71)% (14,773)
TOTAL NET ASSETS - 100.00% $ 126,139

Schedule of Investments
Government & High Quality Bond Account
June 30, 2023 (unaudited)
See accompanying notes.

(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Current yield shown is as of period end.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $5,077 or 4.02% of net assets.
(d) Security is an Interest Only Strip.
(e) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(f) Non-income producing security
(g) Security was purchased in a "to-be-announced" ("TBA") transaction.
(h) Rate shown is the discount rate of the original purchase.
Portfolio Summary
Sector Percent
Mortgage Securities 96.61%
Government 9.25%
Asset Backed Securities 3.82%
Money Market Funds 2.03%
Other Assets and Liabilities
(11.71)%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2022 Purchases Sales June 30, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.01% $ 5,397 $ 50,143 $ 52,982 $ 2,558
$ 5,397 $ 50,143 $ 52,982 $ 2,558
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.01% $ 95 $ — $ — $ —
$ 95 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Note; September 2023 Long 16 $ 1,796 $ (32)
US 5 Year Note; September 2023 Short 51 5,462 104
US Long Bond; September 2023 Long 66 8,376 (4)
Total $ 68
Amounts in thousands except contracts.

Schedule of Investments
LargeCap Growth Account I
June 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2.94% Shares Held Value (000's)
Exchange-Traded Funds - 0.18%
iShares Russell 1000 Growth ETF 3,500 $ 963
Money Market Funds - 2.76%
BlackRock Liquidity FedFund - Institutional Class
5.00%
(a),(b)
1,135,856 1,136
Principal Government Money Market Fund - Class
R-6 5.01%
(a),(c)
13,808,035 13,808
$ 14,944
TOTAL INVESTMENT COMPANIES $ 15,907
CONVERTIBLE PREFERRED STOCKS
- 0.09% Shares Held Value (000's)
Automobile Manufacturers - 0.02%
Waymo LLC Series A-2 0.00%
(d),(e),(f)
2,489 $ 95
Chemicals - 0.02%
Sila Nano Series F 0.00%
(d),(e),(f)
4,929 100
Software - 0.05%
Nuro - Series C 0.00%
(d),(e),(f)
17,442 108
Rappi Inc - Series E 0.00%
(d),(e),(f)
5,133 185
$ 293
TOTAL CONVERTIBLE PREFERRED STOCKS $ 488
COMMON STOCKS - 97.17% Shares Held Value (000's)
Advertising - 0.19%
Trade Desk Inc /The
(d)
12,970 $ 1,002
Aerospace & Defense - 0.09%
Boeing Co/The
(d)
247 52
HEICO Corp 131 23
HEICO Corp - Class A 232 33
Lockheed Martin Corp 735 339
Northrop Grumman Corp 27 12
Spirit AeroSystems Holdings Inc 35 1
TransDigm Group Inc 29 26
$ 486
Airlines - 0.00%
American Airlines Group Inc
(d)
783 14
Delta Air Lines Inc 107 5
$ 19
Apparel - 0.06%
Crocs Inc
(d)
197 22
Deckers Outdoor Corp
(d)
85 45
NIKE Inc 2,063 228
Skechers USA Inc
(d)
32 2
Tapestry Inc 50 2
$ 299
Automobile Manufacturers - 0.59%
Rivian Automotive Inc
(d),(g)
51,159 852
Tesla Inc
(d)
8,978 2,350
$ 3,202
Automobile Parts & Equipment - 0.00%
Allison Transmission Holdings Inc 29 2
Banks - 0.01%
First Citizens BancShares Inc /NC 4 5
NU Holdings Ltd/Cayman Islands
(d)
5,138 41
$ 46
Beverages - 0.72%
Boston Beer Co Inc /The
(d)
30 9
Brown-Forman Corp - A Shares 126 8
Brown-Forman Corp - B Shares 474 32
Celsius Holdings Inc
(d)
176 26
Coca-Cola Co/The 6,287 379
Constellation Brands Inc 49 12
Monster Beverage Corp
(d)
49,336 2,834
PepsiCo Inc 3,098 574
$ 3,874
Biotechnology - 0.74%
Alnylam Pharmaceuticals Inc
(d)
324 61
Amgen Inc 1,183 263
Apellis Pharmaceuticals Inc
(d)
324 29
BioMarin Pharmaceutical Inc
(d)
71 6
COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Certara Inc
(d)
141 $ 3
Exelixis Inc
(d)
770 15
Horizon Therapeutics Plc
(d)
644 66
Illumina Inc
(d)
153 29
Incyte Corp
(d)
443 28
Ionis Pharmaceuticals Inc
(d)
399 16
Karuna Therapeutics Inc
(d)
103 22
Legend Biotech Corp ADR
(d)
14,221 982
Maravai LifeSciences Holdings Inc
(d)
207 3
Regeneron Pharmaceuticals Inc
(d)
23 16
Roivant Sciences Ltd
(d)
750 8
Sarepta Therapeutics Inc
(d)
290 33
Seagen Inc
(d)
455 88
Ultragenyx Pharmaceutical Inc
(d)
219 10
Vertex Pharmaceuticals Inc
(d)
6,567 2,311
$ 3,989
Building Materials - 0.02%
Armstrong World Industries Inc 43 3
Eagle Materials Inc 77 14
Trane Technologies PLC 219 42
Trex Co Inc
(d)
357 23
Vulcan Materials Co 95 22
$ 104
Chemicals - 0.07%
Axalta Coating Systems Ltd
(d)
77 3
Ecolab Inc 629 117
FMC Corp 61 6
Linde PLC 151 58
PPG Industries Inc 192 28
RPM International Inc 78 7
Sherwin-Williams Co/The 645 171
Valvoline Inc 147 6
$ 396
Commercial Services - 4.76%
Affirm Holdings Inc
(d),(g)
17,393 267
Automatic Data Processing Inc 1,155 254
Avis Budget Group Inc
(d)
22 5
Block Inc
(d)
655 44
Booz Allen Hamilton Holding Corp 422 47
Bright Horizons Family Solutions Inc
(d)
24 2
Cintas Corp 13,403 6,663
CoStar Group Inc
(d)
75,996 6,763
Equifax Inc 274 64
Euronet Worldwide Inc
(d)
77 9
FleetCor Technologies Inc
(d)
218 55
FTI Consulting Inc
(d)
21 4
Gartner Inc
(d)
249 87
Global Payments Inc 20,634 2,033
Grand Canyon Education Inc
(d)
27 3
H&R Block Inc 320 10
MarketAxess Holdings Inc 120 31
Moody's Corp 471 164
Morningstar Inc 83 16
Paylocity Holding Corp
(d)
6,142 1,133
PayPal Holdings Inc
(d)
3,309 221
Quanta Services Inc 123 24
RB Global Inc 451 27
Rollins Inc 718 31
S&P Global Inc 18,871 7,565
Service Corp International/US 176 11
Shift4 Payments Inc
(d)
176 12
Toast Inc
(d)
1,151 26
U-Haul Holding Co 100 5
U-Haul Holding Co 11 1
United Rentals Inc 46 21
Verisk Analytics Inc 465 105
WEX Inc
(d)
64 12
WillScot Mobile Mini Holdings Corp
(d)
162 8
$ 25,723

Schedule of Investments
LargeCap Growth Account I
June 30, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Computers - 5.99%
Accenture PLC - Class A 2,057 $ 635
Apple Inc 161,349 31,297
Crowdstrike Holdings Inc
(d)
689 101
EPAM Systems Inc
(d)
180 40
Fortinet Inc
(d)
2,136 161
Genpact Ltd 146 6
Globant SA
(d)
134 24
HP Inc 574 18
KBR Inc 161 11
NetApp Inc 277 21
Pure Storage Inc
(d)
715 26
Zscaler Inc
(d)
283 41
$ 32,381
Consumer Products - 0.05%
Avery Dennison Corp 87 15
Church & Dwight Co Inc 711 71
Clorox Co/The 402 64
Kimberly-Clark Corp 1,031 143
$ 293
Cosmetics & Personal Care - 1.39%
Estee Lauder Cos Inc /The 37,122 7,290
Procter & Gamble Co/The 1,441 219
$ 7,509
Distribution & Wholesale - 0.07%
Copart Inc
(d)
1,395 127
Fastenal Co 1,391 82
Ferguson PLC 36 6
Pool Corp 123 46
SiteOne Landscape Supply Inc
(d)
47 8
Watsco Inc 27 10
WW Grainger Inc 146 115
$ 394
Diversified Financial Services - 4.71%
American Express Co 631 110
Ameriprise Financial Inc 341 113
Apollo Global Management Inc 1,696 130
Blue Owl Capital Inc 217 3
Houlihan Lokey Inc 11 1
LPL Financial Holdings Inc 251 55
Mastercard Inc 42,388 16,671
Rocket Cos Inc
(d),(g)
146 1
SLM Corp 308 5
TPG Inc 60 2
Tradeweb Markets Inc 21,560 1,477
UWM Holdings Corp 108 1
Visa Inc 29,019 6,891
Western Union Co/The 179 2
XP Inc
(d)
89 2
$ 25,464
Electric - 0.01%
AES Corp/The 1,326 28
Vistra Corp 356 9
$ 37
Electrical Components & Equipment - 1.13%
ChargePoint Holdings Inc
(d),(g)
908 8
Generac Holdings Inc
(d)
40,925 6,103
Universal Display Corp 69 10
$ 6,121
Electronics - 0.71%
Agilent Technologies Inc 781 94
Allegion plc 263 32
Amphenol Corp 40,666 3,454
Honeywell International Inc 280 58
Hubbell Inc 79 26
Jabil Inc 265 29
Keysight Technologies Inc
(d)
148 25
Mettler -Toledo International Inc
(d)
71 93
National Instruments Corp 333 19
COMMON STOCKS (continued) Shares Held Value (000’s)
Electronics (continued)
Vontier Corp 171 $ 5
$ 3,835
Energy - Alternate Sources - 0.01%
Enphase Energy Inc
(d)
432 72
Engineering & Construction - 0.00%
EMCOR Group Inc 52 9
TopBuild Corp
(d)
7 2
$ 11
Entertainment - 0.10%
Caesars Entertainment Inc
(d)
274 14
Churchill Downs Inc 231 32
DraftKings Inc
(d)
1,359 36
Live Nation Entertainment Inc
(d)
4,696 428
Vail Resorts Inc 13 3
$ 513
Environmental Control - 0.04%
Tetra Tech Inc 32 5
Waste Management Inc 1,190 207
$ 212
Food - 0.05%
Albertsons Cos Inc 116 3
Hershey Co/The 356 89
Lamb Weston Holdings Inc 447 51
Performance Food Group Co
(d)
234 14
Sysco Corp 1,650 122
$ 279
Hand & Machine Tools - 0.01%
Lincoln Electric Holdings Inc 170 34
MSA Safety Inc 21 3
$ 37
Healthcare - Products - 8.46%
10X Genomics Inc
(d)
298 17
Abbott Laboratories 355 39
Align Technology Inc
(d)
16,146 5,710
Bio- Techne Corp 478 39
Bruker Corp 340 25
Edwards Lifesciences Corp
(d)
80,338 7,579
Exact Sciences Corp
(d)
201 19
GE HealthCare Technologies Inc 96 8
IDEXX Laboratories Inc
(d)
267 134
Inspire Medical Systems Inc
(d)
93 30
Insulet Corp
(d)
1,700 490
Intuitive Surgical Inc
(d)
48,500 16,584
Masimo Corp
(d)
154 25
Natera Inc
(d)
336 16
Novocure Ltd
(d)
332 14
Penumbra Inc
(d)
3,332 1,146
Repligen Corp
(d)
80 11
ResMed Inc 472 103
Shockwave Medical Inc
(d)
117 33
Stryker Corp 17,165 5,237
Tandem Diabetes Care Inc
(d)
29 1
Thermo Fisher Scientific Inc 15,965 8,329
Waters Corp
(d)
190 51
West Pharmaceutical Services Inc 240 92
$ 45,732
Healthcare - Services - 2.48%
agilon health Inc
(d)
779 13
Chemed Corp 34 18
DaVita Inc
(d)
175 18
Elevance Health Inc 103 46
Encompass Health Corp 21 1
Ginkgo Bioworks Holdings Inc
(d),(g)
587 1
HCA Healthcare Inc 2,907 883
Humana Inc 4,877 2,181
ICON PLC
(d)
39 10
IQVIA Holdings Inc
(d)
556 125
Medpace Holdings Inc
(d)
75 18

Schedule of Investments
LargeCap Growth Account I
June 30, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services (continued)
Molina Healthcare Inc
(d)
103 $ 31
Sotera Health Co
(d)
226 4
UnitedHealth Group Inc 20,941 10,065
$ 13,414
Home Builders - 0.00%
NVR Inc
(d)
1 6
Home Furnishings - 0.00%
Tempur Sealy International Inc 110 4
Housewares - 0.00%
Scotts Miracle- Gro Co/The 134 8
Insurance - 1.27%
Arch Capital Group Ltd
(d)
164 12
Arthur J Gallagher & Co 39 9
Brighthouse Financial Inc
(d)
22 1
Brown & Brown Inc 300 21
Equitable Holdings Inc 1,162 32
Everest Re Group Ltd 19 6
Kinsale Capital Group Inc 70 26
Lincoln National Corp 52 1
Marsh & McLennan Cos Inc 1,291 243
Primerica Inc 76 15
Progressive Corp/The 48,652 6,440
RenaissanceRe Holdings Ltd 43 8
RLI Corp 28 4
Ryan Specialty Holdings Inc
(d)
301 14
Willis Towers Watson PLC 43 10
$ 6,842
Internet - 16.83%
Airbnb Inc
(d)
1,318 169
Alphabet Inc - A Shares
(d)
146,076 17,486
Alphabet Inc - C Shares
(d)
87,284 10,559
Amazon.com Inc
(d)
223,528 29,139
Booking Holdings Inc
(d)
1,247 3,368
CDW Corp/DE 415 76
Chewy Inc
(d)
123,048 4,857
Coupang Inc
(d)
76,779 1,336
DoorDash Inc - Class A
(d)
768 59
eBay Inc 108 5
Etsy Inc
(d)
224 19
Expedia Group Inc
(d)
342 37
Gen Digital Inc 281 5
GoDaddy Inc
(d)
303 23
IAC Inc
(d)
10,595 665
Lyft Inc
(d)
957 9
Match Group Inc
(d)
105,357 4,409
Meta Platforms Inc
(d)
34,900 10,015
Netflix Inc
(d)
8,268 3,642
Okta Inc
(d)
32 2
Palo Alto Networks Inc
(d)
970 248
Pinterest Inc
(d)
1,929 53
Roku Inc
(d)
50 3
Shopify Inc
(d)
48,118 3,108
Spotify Technology SA
(d)
8,774 1,409
Uber Technologies Inc
(d)
6,310 272
VeriSign Inc
(d)
16 4
Wayfair Inc
(d),(g)
94 6
$ 90,983
Leisure Products & Services - 0.13%
Brunswick Corp/DE 19 1
Norwegian Cruise Line Holdings Ltd
(d)
331 7
Peloton Interactive Inc
(d)
80,940 623
Planet Fitness Inc
(d)
133 9
Polaris Inc 16 2
Royal Caribbean Cruises Ltd
(d)
229 24
YETI Holdings Inc
(d)
291 11
$ 677
COMMON STOCKS (continued) Shares Held Value (000’s)
Lodging - 0.05%
Choice Hotels International Inc
(g)
105 $ 12
Hilton Worldwide Holdings Inc 383 56
Las Vegas Sands Corp
(d)
1,002 58
Marriott International Inc /MD 821 151
Travel + Leisure Co 110 5
Wyndham Hotels & Resorts Inc 20 1
Wynn Resorts Ltd 21 2
$ 285
Machinery - Construction & Mining - 0.06%
BWX Technologies Inc 51 4
Caterpillar Inc 1,261 310
Vertiv Holdings Co 77 2
$ 316
Machinery - Diversified - 1.80%
Deere & Co 830 336
Graco Inc 223 19
IDEX Corp 29,094 6,263
Ingersoll Rand Inc 45,091 2,947
Otis Worldwide Corp 80 7
Rockwell Automation Inc 373 123
Toro Co/The 338 34
Xylem Inc /NY 92 11
$ 9,740
Media - 0.04%
Cable One Inc 2 1
Charter Communications Inc
(d)
334 123
FactSet Research Systems Inc 124 50
Liberty Broadband Corp - A Shares
(d)
12 1
Liberty Broadband Corp - C Shares
(d)
79 6
Nexstar Media Group Inc 38 6
World Wrestling Entertainment Inc 136 15
$ 202
Metal Fabrication & Hardware - 0.00%
Advanced Drainage Systems Inc 200 23
Valmont Industries Inc 5 1
$ 24
Mining - 0.00%
Southern Copper Corp 277 20
Miscellaneous Manufacturers - 0.05%
A O Smith Corp 43 3
Axon Enterprise Inc
(d)
226 44
Donaldson Co Inc 163 10
Illinois Tool Works Inc 805 202
$ 259
Office & Business Equipment - 0.00%
Zebra Technologies Corp
(d)
30 9
Oil & Gas - 0.03%
APA Corp 893 30
Hess Corp 505 69
Ovintiv Inc 350 13
Texas Pacific Land Corp 18 24
$ 136
Oil & Gas Services - 0.00%
Halliburton Co 588 19
Packaging & Containers - 0.01%
Ardagh Metal Packaging SA 433 2
Graphic Packaging Holding Co 530 13
Sealed Air Corp 259 10
$ 25
Pharmaceuticals - 5.10%
AbbVie Inc 5,742 774
AmerisourceBergen Corp 525 101
Becton Dickinson & Co 11,325 2,990
Cardinal Health Inc 429 41
Cigna Group/The 22,300 6,257
Dexcom Inc
(d)
40,308 5,180
Eli Lilly & Co 11,323 5,310
Jazz Pharmaceuticals PLC
(d)
102 13

Schedule of Investments
LargeCap Growth Account I
June 30, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
McKesson Corp 169 $ 72
Merck & Co Inc 1,521 175
Neurocrine Biosciences Inc
(d)
314 30
Zoetis Inc 38,523 6,634
$ 27,577
Pipelines - 0.04%
Antero Midstream Corp 368 4
Cheniere Energy Inc 788 120
New Fortress Energy Inc 196 5
ONEOK Inc 80 5
Targa Resources Corp 727 56
$ 190
Private Equity - 0.05%
Ares Management Corp 521 50
Blackstone Inc 2,295 213
KKR & Co Inc 516 29
$ 292
REITs - 1.42%
American Tower Corp 1,514 294
Crown Castle Inc 150 17
Equinix Inc 153 120
Equity LifeStyle Properties Inc 189 13
Extra Space Storage Inc 26 4
Iron Mountain Inc 467 26
Lamar Advertising Co 218 22
Public Storage 297 87
SBA Communications Corp 30,377 7,040
Simon Property Group Inc 231 27
Sun Communities Inc 87 11
UDR Inc 59 2
$ 7,663
Retail - 4.75%
AutoZone Inc
(d)
50 125
Best Buy Co Inc 87 7
BJ's Wholesale Club Holdings Inc
(d)
150 9
Burlington Stores Inc
(d)
210 33
CarMax Inc
(d)
29 2
Casey's General Stores Inc 17 4
Chipotle Mexican Grill Inc
(d)
1,102 2,357
Costco Wholesale Corp 16,860 9,077
Darden Restaurants Inc 184 31
Dick's Sporting Goods Inc 14 2
Dollar General Corp 713 121
Domino's Pizza Inc 115 39
Five Below Inc
(d)
178 35
Floor & Decor Holdings Inc
(d)
338 35
Freshpet Inc
(d)
41 3
Home Depot Inc /The 3,295 1,024
Lowe's Cos Inc 1,424 321
Lululemon Athletica Inc
(d)
17,065 6,459
McDonald's Corp 980 292
Murphy USA Inc 60 19
Ollie's Bargain Outlet Holdings Inc
(d)
64 4
O'Reilly Automotive Inc
(d)
168 161
RH
(d)
9 3
Ross Stores Inc 38,414 4,307
Starbucks Corp 3,671 364
Target Corp 1,496 197
Texas Roadhouse Inc 217 24
TJX Cos Inc /The 3,747 318
Tractor Supply Co 356 79
Ulta Beauty Inc
(d)
163 77
Victoria's Secret & Co
(d)
114 2
Wendy's Co/The 562 12
Williams-Sonoma Inc 28 4
Wingstop Inc 97 19
Yum! Brands Inc 800 111
$ 25,677
COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors - 7.95%
Advanced Micro Devices Inc
(d)
17,716 $ 2,018
Allegro MicroSystems Inc
(d)
223 10
Applied Materials Inc 2,322 336
ASML Holding NV - NY Reg Shares 5,041 3,653
Broadcom Inc 1,328 1,152
Entegris Inc 26 3
KLA Corp 447 217
Lam Research Corp 414 266
Lattice Semiconductor Corp
(d)
442 42
Marvell Technology Inc 24,100 1,441
Microchip Technology Inc 1,248 112
Monolithic Power Systems Inc 147 79
NVIDIA Corp 63,685 26,940
NXP Semiconductors NV 29,639 6,067
QUALCOMM Inc 3,166 377
Teradyne Inc 423 47
Texas Instruments Inc 1,206 217
$ 42,977
Software - 24.30%
Adobe Inc
(d)
21,977 10,747
Alteryx Inc
(d)
208 9
ANSYS Inc
(d)
232 77
AppLovin Corp
(d)
191 5
Atlassian Corp
(d)
45,493 7,634
Autodesk Inc
(d)
32,005 6,549
Bentley Systems Inc 579 31
Broadridge Financial Solutions Inc 319 53
Cadence Design Systems Inc
(d)
13,407 3,144
Ceridian HCM Holding Inc
(d)
42 3
Cloudflare Inc
(d)
935 61
Confluent Inc
(d)
601 21
Datadog Inc
(d)
888 87
DocuSign Inc
(d)
657 34
DoubleVerify Holdings Inc
(d)
365 14
Doximity Inc
(d)
155 5
Dropbox Inc - A Shares
(d)
779 21
Dynatrace Inc
(d)
32,104 1,653
Elastic NV
(d)
252 16
Fair Isaac Corp
(d)
78 63
Fiserv Inc
(d)
59,804 7,544
Five9 Inc
(d)
231 19
Gitlab Inc
(d)
158 8
HashiCorp Inc
(d)
206 5
HubSpot Inc
(d)
148 79
Informatica Inc
(d)
28 1
Intuit Inc 37,280 17,081
Jack Henry & Associates Inc 75 13
Magic Leap Inc
(d),(e),(f)
371 7
Manhattan Associates Inc
(d)
200 40
Microsoft Corp 150,972 51,412
MongoDB Inc
(d)
1,897 780
MSCI Inc 127 60
nCino Inc
(d)
40 1
New Relic Inc
(d)
176 12
Nutanix Inc
(d)
182 5
Oracle Corp 2,034 242
Palantir Technologies Inc
(d)
6,091 93
Paychex Inc 1,048 117
Paycom Software Inc 167 54
Paycor HCM Inc
(d)
82 2
Pegasystems Inc 137 7
Playtika Holding Corp
(d)
65 1
Procore Technologies Inc
(d)
255 17
PTC Inc
(d)
185 26
RingCentral Inc
(d)
278 9
ROBLOX Corp
(d)
1,492 60
Salesforce Inc
(d)
8,366 1,768
SentinelOne Inc
(d)
82 1
ServiceNow Inc
(d)
25,721 14,454

Schedule of Investments
LargeCap Growth Account I
June 30, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Smartsheet Inc
(d)
406 $ 16
Snowflake Inc - Class A
(d)
1,008 177
Splunk Inc
(d)
523 55
Stripe Inc - Class B
(d),(e),(f)
5,754 116
Synopsys Inc
(d)
494 215
Teradata Corp
(d)
330 18
Twilio Inc
(d)
91 6
Tyler Technologies Inc
(d)
103 43
UiPath Inc
(d)
936 15
Unity Software Inc
(d)
369 16
Veeva Systems Inc
(d)
31,711 6,270
VMware Inc
(d)
699 100
Workday Inc
(d)
643 145
ZoomInfo Technologies Inc
(d)
525 13
$ 131,350
Telecommunications - 0.57%
Arista Networks Inc
(d)
4,059 658
Iridium Communications Inc 379 23
Motorola Solutions Inc 494 145
T-Mobile US Inc
(d)
16,150 2,243
Ubiquiti Inc 11 2
$ 3,071
Transportation - 0.26%
CH Robinson Worldwide Inc 291 27
CSX Corp 734 25
Expeditors International of Washington Inc 68 8
JB Hunt Transport Services Inc 53 10
Landstar System Inc 93 18
Old Dominion Freight Line Inc 2,785 1,030
Saia Inc
(d)
9 3
Union Pacific Corp 849 174
United Parcel Service Inc 653 117
$ 1,412
TOTAL COMMON STOCKS $ 525,210
Total Investments $ 541,605
Other Assets and Liabilities -  (0.20)% (1,075)
TOTAL NET ASSETS - 100.00% $ 540,530
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $1,136 or
0.21% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(f) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(g) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $1,136 or 0.21% of net assets.
Portfolio Summary
Sector Percent
Technology 38.29%
Consumer, Non-cyclical 23.75%
Communications 17.63%
Financial 7.46%
Consumer, Cyclical 5.77%
Industrial 4.18%
Money Market Funds 2.76%
Investment Companies 0.18%
Basic Materials 0.09%
Energy 0.08%
Utilities 0.01%
Other Assets and Liabilities
(0.20)%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2022 Purchases Sales June 30, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.01% $ 11,974 $ 78,723 $ 76,889 $ 13,808
$ 11,974 $ 78,723 $ 76,889 $ 13,808
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.01% $ 275 $ — $ — $ —
$ 275 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Magic Leap Inc 01/20/2016-10/12/2017 $ 182 $ 7 0.00%
Nuro - Series C   0.00% 10/30/2020 228 108 0.02%
Rappi Inc - Series E   0.00% 09/08/2020 306 185 0.03%
Sila Nano Series F   0.00% 01/07/2021 204 100 0.02%
Stripe Inc - Class B 12/17/2019 90 116 0.02%
Waymo LLC Series A-2   0.00% 05/08/2020 214 95 0.02%
Total $ 611 0.11%
Amounts in thousands.

Schedule of Investments
LargeCap Growth Account I
June 30, 2023 (unaudited)
See accompanying notes.

Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini ; September 2023 Long 22 $ 4,937 $ 125
Total $ 125
Amounts in thousands except contracts.

Schedule of Investments
LargeCap S&P 500 Index Account
June 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .22 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .24%
iShares Core S&P 500 ETF 15,016 $ 6,692
Money Market Funds - 1 .98%
BlackRock Liquidity FedFund - Institutional Class
5.00%
(a),(b)
602,672 603
Principal Government Money Market Fund - Class
R-6 5.01%
(a),(c)
54,173,574 54,173
$ 54,776
TOTAL INVESTMENT COMPANIES $ 61,468
COMMON STOCKS - 97 .98 % Shares Held Value (000's)
Advertising - 0 .09%
Interpublic Group of Cos Inc/The 28,092 $ 1,084
Omnicom Group Inc 14,519 1,381
$ 2,465
Aerospace & Defense - 1 .53%
Boeing Co/The
(d)
41,152 8,690
General Dynamics Corp 16,369 3,522
Howmet Aerospace Inc 26,766 1,326
L3Harris Technologies Inc 13,786 2,699
Lockheed Martin Corp 16,405 7,552
Northrop Grumman Corp 10,390 4,736
Raytheon Technologies Corp 106,331 10,416
TransDigm Group Inc 3,798 3,396
$ 42,337
Agriculture - 0 .76%
Altria Group Inc 129,901 5,884
Archer-Daniels-Midland Co 39,634 2,995
Bunge Ltd 10,957 1,034
Philip Morris International Inc 112,957 11,027
$ 20,940
Airlines - 0 .23%
Alaska Air Group Inc
(d)
9,307 495
American Airlines Group Inc
(d)
47,508 852
Delta Air Lines Inc 46,771 2,223
Southwest Airlines Co 43,303 1,568
United Airlines Holdings Inc
(d)
23,867 1,310
$ 6,448
Apparel - 0 .42%
NIKE Inc 89,662 9,896
Ralph Lauren Corp 2,990 369
Tapestry Inc 16,868 722
VF Corp 24,040 459
$ 11,446
Automobile Manufacturers - 2 .36%
Cummins Inc 10,300 2,525
Ford Motor Co 285,989 4,327
General Motors Co 101,163 3,901
PACCAR Inc 38,028 3,181
Tesla Inc
(d)
196,054 51,321
$ 65,255
Automobile Parts & Equipment - 0 .10%
Aptiv PLC
(d)
19,685 2,010
BorgWarner Inc 17,055 834
$ 2,844
Banks - 3 .70%
Bank of America Corp 504,546 14,475
Bank of New York Mellon Corp/The 52,258 2,326
Citigroup Inc 141,669 6,522
Citizens Financial Group Inc 35,221 919
Comerica Inc 9,580 406
Fifth Third Bancorp 49,537 1,298
Goldman Sachs Group Inc/The 24,194 7,804
Huntington Bancshares Inc/OH 105,053 1,132
JPMorgan Chase & Co 212,663 30,930
KeyCorp 68,059 629
M&T Bank Corp 12,070 1,494
Morgan Stanley 94,800 8,096
Northern Trust Corp 15,159 1,124
PNC Financial Services Group Inc/The 29,043 3,658
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Regions Financial Corp 68,282 $ 1,217
State Street Corp 24,325 1,780
Truist Financial Corp 96,925 2,942
US Bancorp 101,514 3,354
Wells Fargo & Co 273,059 11,654
Zions Bancorp NA 10,777 289
$ 102,049
Beverages - 1 .65%
Brown-Forman Corp - B Shares 13,309 889
Coca-Cola Co/The 283,238 17,056
Constellation Brands Inc 11,733 2,888
Keurig Dr Pepper Inc 61,293 1,917
Molson Coors Beverage Co 13,661 899
Monster Beverage Corp
(d)
55,604 3,194
PepsiCo Inc 100,257 18,570
$ 45,413
Biotechnology - 1 .46%
Amgen Inc 38,883 8,633
Biogen Inc
(d)
10,533 3,000
Bio-Rad Laboratories Inc
(d)
1,555 589
Corteva Inc 51,732 2,964
Gilead Sciences Inc 90,773 6,996
Illumina Inc
(d)
11,504 2,157
Incyte Corp
(d)
13,473 839
Moderna Inc
(d)
23,858 2,899
Regeneron Pharmaceuticals Inc
(d)
7,853 5,643
Vertex Pharmaceuticals Inc
(d)
18,744 6,596
$ 40,316
Building Materials - 0 .55%
Carrier Global Corp 60,752 3,020
Johnson Controls International plc 49,928 3,402
Martin Marietta Materials Inc 4,511 2,083
Masco Corp 16,378 940
Mohawk Industries Inc
(d)
3,846 397
Trane Technologies PLC 16,595 3,174
Vulcan Materials Co 9,681 2,182
$ 15,198
Chemicals - 1 .57%
Air Products and Chemicals Inc 16,166 4,842
Albemarle Corp 8,537 1,905
Celanese Corp 7,282 843
CF Industries Holdings Inc 14,185 985
Dow Inc 51,471 2,741
DuPont de Nemours Inc 33,402 2,386
Eastman Chemical Co 8,669 726
Ecolab Inc 18,025 3,365
FMC Corp 9,099 950
International Flavors & Fragrances Inc 18,562 1,477
Linde PLC 35,631 13,578
LyondellBasell Industries NV 18,461 1,695
Mosaic Co/The 24,169 846
PPG Industries Inc 17,130 2,540
Sherwin-Williams Co/The 17,078 4,535
$ 43,414
Commercial Services - 1 .72%
Automatic Data Processing Inc 30,063 6,608
Cintas Corp 6,291 3,127
CoStar Group Inc
(d)
29,729 2,646
Equifax Inc 8,923 2,100
FleetCor Technologies Inc
(d)
5,372 1,349
Gartner Inc
(d)
5,753 2,015
Global Payments Inc 19,062 1,878
MarketAxess Holdings Inc 2,739 716
Moody's Corp 11,484 3,993
PayPal Holdings Inc
(d)
81,194 5,418
Quanta Services Inc 10,563 2,075
Robert Half International Inc 7,841 590
Rollins Inc 16,853 722
S&P Global Inc 23,871 9,570

Schedule of Investments
LargeCap S&P 500 Index Account
June 30, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
United Rentals Inc 5,003 $ 2,228
Verisk Analytics Inc 10,536 2,381
$ 47,416
Computers - 8 .93%
Accenture PLC - Class A 45,959 14,182
Apple Inc 1,075,944 208,701
Cognizant Technology Solutions Corp 36,930 2,411
DXC Technology Co
(d)
16,568 443
EPAM Systems Inc
(d)
4,212 947
Fortinet Inc
(d)
47,426 3,585
Hewlett Packard Enterprise Co 94,303 1,584
HP Inc 63,085 1,937
International Business Machines Corp 66,079 8,842
Leidos Holdings Inc 9,980 883
NetApp Inc 15,566 1,189
Seagate Technology Holdings PLC 14,013 867
Western Digital Corp
(d)
23,281 883
$ 246,454
Consumer Products - 0 .28%
Avery Dennison Corp 5,875 1,009
Church & Dwight Co Inc 17,775 1,782
Clorox Co/The 8,995 1,431
Kimberly-Clark Corp 24,550 3,389
$ 7,611
Cosmetics & Personal Care - 1 .23%
Colgate-Palmolive Co 60,369 4,651
Estee Lauder Cos Inc/The 16,873 3,313
Procter & Gamble Co/The
(e)
171,522 26,027
$ 33,991
Distribution & Wholesale - 0 .36%
Copart Inc
(d)
31,213 2,847
Fastenal Co 41,554 2,451
LKQ Corp 18,477 1,077
Pool Corp 2,841 1,064
WW Grainger Inc 3,250 2,563
$ 10,002
Diversified Financial Services - 3 .55%
American Express Co 43,269 7,538
Ameriprise Financial Inc 7,583 2,519
BlackRock Inc 10,898 7,532
Capital One Financial Corp 27,783 3,039
Cboe Global Markets Inc 7,683 1,060
Charles Schwab Corp/The 108,146 6,130
CME Group Inc 26,176 4,850
Discover Financial Services 18,480 2,159
Franklin Resources Inc 20,775 555
Intercontinental Exchange Inc 40,742 4,607
Invesco Ltd 33,340 560
Mastercard Inc 60,895 23,950
Nasdaq Inc 24,642 1,228
Raymond James Financial Inc 13,879 1,440
Synchrony Financial 31,188 1,058
T Rowe Price Group Inc 16,341 1,831
Visa Inc 117,762 27,966
$ 98,022
Electric - 2 .38%
AES Corp/The 48,707 1,010
Alliant Energy Corp 18,293 960
Ameren Corp 19,108 1,561
American Electric Power Co Inc 37,461 3,154
CenterPoint Energy Inc 45,920 1,339
CMS Energy Corp 21,223 1,247
Consolidated Edison Inc 25,218 2,280
Constellation Energy Corp 23,608 2,161
Dominion Energy Inc 60,832 3,150
DTE Energy Co 14,997 1,650
Duke Energy Corp 56,081 5,033
Edison International 27,870 1,936
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
Entergy Corp 15,386 $ 1,498
Evergy Inc 16,713 976
Eversource Energy 25,385 1,800
Exelon Corp 72,376 2,949
FirstEnergy Corp 39,601 1,540
NextEra Energy Inc 147,247 10,926
NRG Energy Inc 16,753 626
PG&E Corp
(d)
117,641 2,033
Pinnacle West Capital Corp 8,240 671
PPL Corp 53,636 1,419
Public Service Enterprise Group Inc 36,310 2,273
Sempra Energy 22,897 3,334
Southern Co/The 79,351 5,574
WEC Energy Group Inc 22,954 2,025
Xcel Energy Inc 40,049 2,490
$ 65,615
Electrical Components & Equipment - 0 .26%
AMETEK Inc 16,772 2,715
Emerson Electric Co 41,588 3,759
Generac Holdings Inc
(d)
4,525 675
$ 7,149
Electronics - 1 .04%
Agilent Technologies Inc 21,518 2,588
Allegion plc 6,398 768
Amphenol Corp 43,322 3,680
Fortive Corp 25,728 1,924
Garmin Ltd 11,136 1,161
Honeywell International Inc 48,425 10,048
Keysight Technologies Inc
(d)
12,963 2,171
Mettler-Toledo International Inc
(d)
1,604 2,104
TE Connectivity Ltd 22,931 3,214
Trimble Inc
(d)
18,028 954
$ 28,612
Energy - Alternate Sources - 0 .15%
Enphase Energy Inc
(d)
9,972 1,670
First Solar Inc
(d)
7,228 1,374
SolarEdge Technologies Inc
(d)
4,099 1,103
$ 4,147
Engineering & Construction - 0 .04%
Jacobs Solutions Inc 9,229 1,097
Entertainment - 0 .06%
Caesars Entertainment Inc
(d)
15,660 798
Live Nation Entertainment Inc
(d)
10,472 954
$ 1,752
Environmental Control - 0 .28%
Pentair PLC 12,003 776
Republic Services Inc 14,959 2,291
Waste Management Inc 26,940 4,672
$ 7,739
Food - 1 .06%
Campbell Soup Co 14,600 667
Conagra Brands Inc 34,704 1,170
General Mills Inc 42,743 3,278
Hershey Co/The 10,717 2,676
Hormel Foods Corp 21,079 848
J M Smucker Co/The 7,758 1,146
Kellogg Co 18,705 1,261
Kraft Heinz Co/The 58,050 2,061
Kroger Co/The 47,524 2,234
Lamb Weston Holdings Inc 10,601 1,218
McCormick & Co Inc/MD 18,252 1,592
Mondelez International Inc 99,104 7,229
Sysco Corp 36,872 2,736
Tyson Foods Inc 20,782 1,061
$ 29,177
Forest Products & Paper - 0 .03%
International Paper Co 25,255 803

Schedule of Investments
LargeCap S&P 500 Index Account
June 30, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Gas - 0 .07%
Atmos Energy Corp 10,514 $ 1,223
NiSource Inc 30,057 822
$ 2,045
Hand & Machine Tools - 0 .08%
Snap-on Inc 3,852 1,110
Stanley Black & Decker Inc 11,142 1,044
$ 2,154
Healthcare - Products - 3 .65%
Abbott Laboratories 126,548 13,796
Align Technology Inc
(d)
5,179 1,832
Baxter International Inc 36,810 1,677
Bio-Techne Corp 11,455 935
Boston Scientific Corp
(d)
104,623 5,659
Cooper Cos Inc/The 3,599 1,380
Danaher Corp 48,328 11,599
DENTSPLY SIRONA Inc 15,461 619
Edwards Lifesciences Corp
(d)
44,116 4,161
GE HealthCare Technologies Inc 28,453 2,312
Hologic Inc
(d)
17,910 1,450
IDEXX Laboratories Inc
(d)
6,041 3,034
Insulet Corp
(d)
5,072 1,462
Intuitive Surgical Inc
(d)
25,499 8,719
Medtronic PLC 96,817 8,530
ResMed Inc 10,692 2,336
Revvity Inc 9,128 1,084
STERIS PLC 7,223 1,625
Stryker Corp 24,586 7,501
Teleflex Inc 3,417 827
Thermo Fisher Scientific Inc 28,072 14,647
Waters Corp
(d)
4,296 1,145
West Pharmaceutical Services Inc 5,404 2,067
Zimmer Biomet Holdings Inc 15,178 2,210
$ 100,607
Healthcare - Services - 2 .21%
Catalent Inc
(d)
13,105 568
Centene Corp
(d)
39,935 2,694
Charles River Laboratories International Inc
(d)
3,724 783
DaVita Inc
(d)
4,025 404
Elevance Health Inc 17,253 7,665
HCA Healthcare Inc 15,016 4,557
Humana Inc 9,093 4,066
IQVIA Holdings Inc
(d)
13,501 3,035
Laboratory Corp of America Holdings 6,446 1,556
Molina Healthcare Inc
(d)
4,244 1,278
Quest Diagnostics Inc 8,150 1,146
UnitedHealth Group Inc 67,756 32,566
Universal Health Services Inc 4,579 722
$ 61,040
Home Builders - 0 .28%
DR Horton Inc 22,587 2,749
Lennar Corp - A Shares 18,466 2,314
NVR Inc
(d)
223 1,416
PulteGroup Inc 16,244 1,262
$ 7,741
Home Furnishings - 0 .02%
Whirlpool Corp 3,983 593
Housewares - 0 .01%
Newell Brands Inc 27,419 239
Insurance - 3 .63%
Aflac Inc 40,013 2,793
Allstate Corp/The 19,127 2,086
American International Group Inc 52,668 3,031
Aon PLC 14,865 5,131
Arch Capital Group Ltd
(d)
27,101 2,028
Arthur J Gallagher & Co 15,586 3,422
Assurant Inc 3,866 486
Berkshire Hathaway Inc - Class B
(d)
129,776 44,254
Brown & Brown Inc 17,131 1,179
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Chubb Ltd 30,140 $ 5,804
Cincinnati Financial Corp 11,439 1,113
Everest Re Group Ltd 3,120 1,067
Globe Life Inc 6,467 709
Hartford Financial Services Group Inc/The 22,576 1,626
Lincoln National Corp 11,228 289
Loews Corp 13,765 817
Marsh & McLennan Cos Inc 36,001 6,771
MetLife Inc 46,814 2,646
Principal Financial Group Inc 16,430 1,246
Progressive Corp/The 42,597 5,639
Prudential Financial Inc 26,561 2,343
Travelers Cos Inc/The 16,808 2,919
W R Berkley Corp 14,611 870
Willis Towers Watson PLC 7,744 1,824
$ 100,093
Internet - 9 .56%
Alphabet Inc - A Shares
(d)
432,342 51,751
Alphabet Inc - C Shares
(d)
371,896 44,988
Amazon.com Inc
(d)
649,606 84,683
Booking Holdings Inc
(d)
2,689 7,261
CDW Corp/DE 9,808 1,800
eBay Inc 38,914 1,739
Etsy Inc
(d)
8,976 760
Expedia Group Inc
(d)
10,377 1,135
F5 Inc
(d)
4,399 643
Gen Digital Inc 41,394 768
Match Group Inc
(d)
20,264 848
Meta Platforms Inc
(d)
160,985 46,200
Netflix Inc
(d)
32,351 14,250
Palo Alto Networks Inc
(d)
22,019 5,626
VeriSign Inc
(d)
6,590 1,489
$ 263,941
Iron & Steel - 0 .16%
Nucor Corp 18,281 2,998
Steel Dynamics Inc 11,685 1,273
$ 4,271
Leisure Products & Services - 0 .13%
Carnival Corp
(d)
73,091 1,376
Norwegian Cruise Line Holdings Ltd
(d)
30,866 672
Royal Caribbean Cruises Ltd
(d)
16,004 1,660
$ 3,708
Lodging - 0 .34%
Hilton Worldwide Holdings Inc 19,257 2,803
Las Vegas Sands Corp
(d)
23,915 1,387
Marriott International Inc/MD 18,763 3,446
MGM Resorts International 21,974 965
Wynn Resorts Ltd 7,535 796
$ 9,397
Machinery - Construction & Mining - 0 .33%
Caterpillar Inc 37,504 9,228
Machinery - Diversified - 0 .81%
Deere & Co 19,624 7,951
Dover Corp 10,176 1,503
IDEX Corp 5,498 1,184
Ingersoll Rand Inc 29,437 1,924
Nordson Corp 3,915 972
Otis Worldwide Corp 30,075 2,677
Rockwell Automation Inc 8,360 2,754
Westinghouse Air Brake Technologies Corp 13,089 1,435
Xylem Inc/NY 17,411 1,961
$ 22,361
Media - 1 .18%
Charter Communications Inc
(d)
7,562 2,778
Comcast Corp - Class A 302,689 12,577
FactSet Research Systems Inc 2,788 1,117
Fox Corp - A Shares 19,580 666
Fox Corp - B Shares 9,943 317

Schedule of Investments
LargeCap S&P 500 Index Account
June 30, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Media (continued)
News Corp - A Shares 27,722 $ 541
News Corp - B Shares 8,545 168
Paramount Global - Class B
(f)
36,895 587
Walt Disney Co/The
(d)
132,977 11,872
Warner Bros Discovery Inc
(d)
161,325 2,023
$ 32,646
Mining - 0 .24%
Freeport-McMoRan Inc 104,303 4,172
Newmont Corp 57,832 2,467
$ 6,639
Miscellaneous Manufacturers - 1 .13%
3M Co 40,145 4,018
A O Smith Corp 9,063 660
Axon Enterprise Inc
(d)
5,106 996
Eaton Corp PLC 29,006 5,833
General Electric Co 79,245 8,705
Illinois Tool Works Inc 20,125 5,035
Parker-Hannifin Corp 9,336 3,641
Teledyne Technologies Inc
(d)
3,425 1,408
Textron Inc 14,676 993
$ 31,289
Office & Business Equipment - 0 .04%
Zebra Technologies Corp
(d)
3,743 1,107
Oil & Gas - 3 .37%
APA Corp 22,457 767
Chevron Corp 126,819 19,955
ConocoPhillips 88,059 9,124
Coterra Energy Inc 55,122 1,395
Devon Energy Corp 46,698 2,257
Diamondback Energy Inc 13,177 1,731
EOG Resources Inc 42,562 4,871
EQT Corp 26,317 1,082
Exxon Mobil Corp 294,219 31,555
Hess Corp 20,110 2,734
Marathon Oil Corp 44,945 1,035
Marathon Petroleum Corp 30,875 3,600
Occidental Petroleum Corp 52,286 3,074
Phillips 66 33,392 3,185
Pioneer Natural Resources Co 17,010 3,524
Valero Energy Corp 26,308 3,086
$ 92,975
Oil & Gas Services - 0 .35%
Baker Hughes Co 73,671 2,329
Halliburton Co 65,654 2,166
Schlumberger NV 103,724 5,095
$ 9,590
Packaging & Containers - 0 .15%
Amcor PLC 107,079 1,069
Ball Corp 22,889 1,332
Packaging Corp of America 6,544 865
Sealed Air Corp 10,507 420
Westrock Co 18,638 542
$ 4,228
Pharmaceuticals - 5 .77%
AbbVie Inc 128,391 17,298
AmerisourceBergen Corp 11,785 2,268
Becton Dickinson & Co 20,668 5,457
Bristol-Myers Squibb Co 152,884 9,777
Cardinal Health Inc 18,527 1,752
Cigna Group/The 21,531 6,042
CVS Health Corp 93,297 6,450
Dexcom Inc
(d)
28,208 3,625
Eli Lilly & Co 57,338 26,890
Henry Schein Inc
(d)
9,533 773
Johnson & Johnson 189,116 31,302
McKesson Corp 9,869 4,217
Merck & Co Inc 184,654 21,307
Organon & Co 18,560 386
COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Pfizer Inc 410,823 $ 15,069
Viatris Inc 87,255 871
Zoetis Inc 33,629 5,791
$ 159,275
Pipelines - 0 .31%
Kinder Morgan Inc 143,527 2,471
ONEOK Inc 32,560 2,009
Targa Resources Corp 16,447 1,252
Williams Cos Inc/The 88,649 2,893
$ 8,625
Real Estate - 0 .07%
CBRE Group Inc
(d)
22,619 1,826
REITs - 2 .28%
Alexandria Real Estate Equities Inc 11,456 1,300
American Tower Corp 33,913 6,577
AvalonBay Communities Inc 10,332 1,955
Boston Properties Inc 10,385 598
Camden Property Trust 7,768 846
Crown Castle Inc 31,559 3,596
Digital Realty Trust Inc 21,201 2,414
Equinix Inc 6,806 5,335
Equity Residential 24,815 1,637
Essex Property Trust Inc 4,670 1,094
Extra Space Storage Inc 9,827 1,463
Federal Realty Investment Trust 5,338 517
Healthpeak Properties Inc 39,804 800
Host Hotels & Resorts Inc 51,759 871
Invitation Homes Inc 42,303 1,455
Iron Mountain Inc 21,221 1,206
Kimco Realty Corp 45,109 889
Mid-America Apartment Communities Inc 8,488 1,289
Prologis Inc 67,202 8,241
Public Storage 11,515 3,361
Realty Income Corp 48,990 2,929
Regency Centers Corp 11,197 692
SBA Communications Corp 7,882 1,827
Simon Property Group Inc 23,795 2,748
UDR Inc 22,516 967
Ventas Inc 29,111 1,376
VICI Properties Inc 73,080 2,297
Welltower Inc 36,168 2,926
Weyerhaeuser Co 53,290 1,786
$ 62,992
Retail - 4 .94%
Advance Auto Parts Inc 4,324 304
AutoZone Inc
(d)
1,340 3,341
Bath & Body Works Inc 16,660 625
Best Buy Co Inc 14,162 1,161
CarMax Inc
(d)
11,511 964
Chipotle Mexican Grill Inc
(d)
2,009 4,297
Costco Wholesale Corp 32,275 17,376
Darden Restaurants Inc 8,800 1,470
Dollar General Corp 15,944 2,707
Dollar Tree Inc
(d)
15,130 2,171
Domino's Pizza Inc 2,573 867
Genuine Parts Co 10,225 1,730
Home Depot Inc/The 73,696 22,893
Lowe's Cos Inc 43,398 9,795
McDonald's Corp 53,132 15,855
O'Reilly Automotive Inc
(d)
4,432 4,234
Ross Stores Inc 24,891 2,791
Starbucks Corp 83,426 8,264
Target Corp 33,587 4,430
TJX Cos Inc/The 83,797 7,105
Tractor Supply Co 7,973 1,763
Ulta Beauty Inc
(d)
3,647 1,716
Walgreens Boots Alliance Inc 52,113 1,485
Walmart Inc 102,072 16,044

Schedule of Investments
LargeCap S&P 500 Index Account
June 30, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Yum! Brands Inc 20,380 $ 2,824
$ 136,212
Semiconductors - 7 .07%
Advanced Micro Devices Inc
(d)
117,188 13,349
Analog Devices Inc 36,811 7,171
Applied Materials Inc 61,500 8,889
Broadcom Inc 30,342 26,320
Intel Corp 303,534 10,150
KLA Corp 9,985 4,843
Lam Research Corp 9,778 6,286
Microchip Technology Inc 39,863 3,571
Micron Technology Inc 79,641 5,026
Monolithic Power Systems Inc 3,279 1,771
NVIDIA Corp 179,977 76,134
NXP Semiconductors NV 18,901 3,869
ON Semiconductor Corp
(d)
31,427 2,972
Qorvo Inc
(d)
7,268 742
QUALCOMM Inc 81,067 9,650
Skyworks Solutions Inc 11,581 1,282
Teradyne Inc 11,282 1,256
Texas Instruments Inc 66,051 11,891
$ 195,172
Shipbuilding - 0 .02%
Huntington Ingalls Industries Inc 2,901 660
Software - 10 .73%
Activision Blizzard Inc
(d)
52,061 4,389
Adobe Inc
(d)
33,381 16,323
Akamai Technologies Inc
(d)
11,075 995
ANSYS Inc
(d)
6,308 2,083
Autodesk Inc
(d)
15,584 3,189
Broadridge Financial Solutions Inc 8,585 1,422
Cadence Design Systems Inc
(d)
19,843 4,654
Ceridian HCM Holding Inc
(d)
11,281 755
Electronic Arts Inc 18,956 2,459
Fair Isaac Corp
(d)
1,820 1,473
Fidelity National Information Services Inc 43,113 2,358
Fiserv Inc
(d)
44,922 5,667
Intuit Inc 20,417 9,355
Jack Henry & Associates Inc 5,303 887
Microsoft Corp 541,102 184,267
MSCI Inc 5,828 2,735
Oracle Corp 111,988 13,337
Paychex Inc 23,347 2,612
Paycom Software Inc 3,539 1,137
PTC Inc
(d)
7,751 1,103
Roper Technologies Inc 7,757 3,729
Salesforce Inc
(d)
71,245 15,051
ServiceNow Inc
(d)
14,827 8,332
Synopsys Inc
(d)
11,084 4,826
Take-Two Interactive Software Inc
(d)
11,538 1,698
Tyler Technologies Inc
(d)
3,051 1,271
$ 296,107
Telecommunications - 1 .82%
Arista Networks Inc
(d)
18,170 2,944
AT&T Inc 520,250 8,298
Cisco Systems Inc 298,064 15,422
Corning Inc 55,678 1,951
Juniper Networks Inc 23,403 733
Motorola Solutions Inc 12,205 3,579
T-Mobile US Inc
(d)
41,913 5,822
Verizon Communications Inc 305,934 11,378
$ 50,127
Toys, Games & Hobbies - 0 .02%
Hasbro Inc 9,480 614
Transportation - 1 .35%
CH Robinson Worldwide Inc 8,473 799
CSX Corp 147,950 5,045
Expeditors International of Washington Inc 11,119 1,347
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation (continued)
FedEx Corp 16,828 $ 4,172
JB Hunt Transport Services Inc 6,032 1,092
Norfolk Southern Corp 16,565 3,756
Old Dominion Freight Line Inc 6,545 2,420
Union Pacific Corp 44,369 9,079
United Parcel Service Inc 52,744 9,454
$ 37,164
Water - 0 .07%
American Water Works Co Inc 14,163 2,022
TOTAL COMMON STOCKS $ 2,704,400
Total Investments $ 2,765,868
Other Assets and Liabilities -  (0.20)% (5,631)
TOTAL NET ASSETS - 100.00% $ 2,760,237
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $603 or
0.02% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled
$9,385 or 0.34% of net assets.
(f) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $581 or 0.02% of net assets.
Portfolio Summary
Sector Percent
Technology 26 .77%
Consumer, Non-cyclical 19 .79%
Financial 13 .23%
Communications 12 .65%
Consumer, Cyclical 9 .27%
Industrial 7 .57%
Energy 4 .18%
Utilities 2 .52%
Basic Materials 2 .00%
Money Market Funds 1 .98%
Investment Companies 0 .24%
Other Assets and Liabilities
( 0 .20 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
LargeCap S&P 500 Index Account
June 30, 2023 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2022 Purchases Sales June 30, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.01% $ 88,905 $ 199,041 $ 233,773 $ 54,173
$ 88,905 $ 199,041 $ 233,773 $ 54,173
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.01% $ 1,112 $ — $ — $ —
$ 1,112 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; September 2023 Long 241 $ 54,083 $ 594
Total $ 594
Amounts in thousands except contracts.

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
June 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 6 .52 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .34%
iShares Core S&P 500 ETF 1,416 $ 631
Money Market Funds - 6 .18%
BlackRock Liquidity FedFund - Institutional Class
5.00%
(a),(b)
38,907 39
Principal Government Money Market Fund - Class
R-6 5.01%
(a),(c)
11,478,073 11,478
$ 11,517
TOTAL INVESTMENT COMPANIES $ 12,148
COMMON STOCKS - 93 .66 % Shares Held Value (000's)
Advertising - 0 .08%
Interpublic Group of Cos Inc/The 1,815 $ 70
Omnicom Group Inc 937 89
$ 159
Aerospace & Defense - 1 .47%
Boeing Co/The
(d)
2,657 561
General Dynamics Corp 1,056 227
Howmet Aerospace Inc 1,726 86
L3Harris Technologies Inc 890 174
Lockheed Martin Corp 1,061 489
Northrop Grumman Corp 672 306
Raytheon Technologies Corp 6,867 673
TransDigm Group Inc 245 219
$ 2,735
Agriculture - 0 .72%
Altria Group Inc 8,388 380
Archer-Daniels-Midland Co 2,560 193
Bunge Ltd 707 67
Philip Morris International Inc 7,294 712
$ 1,352
Airlines - 0 .22%
Alaska Air Group Inc
(d)
600 32
American Airlines Group Inc
(d)
3,067 55
Delta Air Lines Inc 3,020 144
Southwest Airlines Co 2,796 101
United Airlines Holdings Inc
(d)
1,541 84
$ 416
Apparel - 0 .40%
NIKE Inc 5,790 639
Ralph Lauren Corp 192 24
Tapestry Inc 1,089 47
VF Corp 1,548 29
$ 739
Automobile Manufacturers - 2 .26%
Cummins Inc 664 163
Ford Motor Co 18,469 280
General Motors Co 6,534 252
PACCAR Inc 2,455 205
Tesla Inc
(d)
12,661 3,314
$ 4,214
Automobile Parts & Equipment - 0 .10%
Aptiv PLC
(d)
1,271 130
BorgWarner Inc 1,100 54
$ 184
Banks - 3 .53%
Bank of America Corp 32,585 935
Bank of New York Mellon Corp/The 3,375 150
Citigroup Inc 9,148 421
Citizens Financial Group Inc 2,275 59
Comerica Inc 618 26
Fifth Third Bancorp 3,199 84
Goldman Sachs Group Inc/The 1,563 504
Huntington Bancshares Inc/OH 6,784 73
JPMorgan Chase & Co 13,734 1,997
KeyCorp 4,394 41
M&T Bank Corp 779 96
Morgan Stanley 6,123 523
Northern Trust Corp 978 73
PNC Financial Services Group Inc/The 1,876 236
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Regions Financial Corp 4,409 $ 79
State Street Corp 1,571 115
Truist Financial Corp 6,259 190
US Bancorp 6,555 217
Wells Fargo & Co 17,635 753
Zions Bancorp NA 696 19
$ 6,591
Beverages - 1 .57%
Brown-Forman Corp - B Shares 858 57
Coca-Cola Co/The 18,292 1,102
Constellation Brands Inc 758 187
Keurig Dr Pepper Inc 3,959 124
Molson Coors Beverage Co 881 58
Monster Beverage Corp
(d)
3,590 206
PepsiCo Inc 6,474 1,199
$ 2,933
Biotechnology - 1 .40%
Amgen Inc 2,511 558
Biogen Inc
(d)
679 193
Bio-Rad Laboratories Inc
(d)
102 39
Corteva Inc 3,341 192
Gilead Sciences Inc 5,862 452
Illumina Inc
(d)
742 139
Incyte Corp
(d)
869 54
Moderna Inc
(d)
1,541 187
Regeneron Pharmaceuticals Inc
(d)
507 364
Vertex Pharmaceuticals Inc
(d)
1,211 426
$ 2,604
Building Materials - 0 .53%
Carrier Global Corp 3,922 195
Johnson Controls International plc 3,223 220
Martin Marietta Materials Inc 292 135
Masco Corp 1,056 60
Mohawk Industries Inc
(d)
247 25
Trane Technologies PLC 1,072 205
Vulcan Materials Co 624 141
$ 981
Chemicals - 1 .50%
Air Products and Chemicals Inc 1,044 313
Albemarle Corp 550 123
Celanese Corp 469 54
CF Industries Holdings Inc 916 64
Dow Inc 3,323 177
DuPont de Nemours Inc 2,156 154
Eastman Chemical Co 559 47
Ecolab Inc 1,164 217
FMC Corp 588 61
International Flavors & Fragrances Inc 1,198 95
Linde PLC 2,302 877
LyondellBasell Industries NV 1,192 109
Mosaic Co/The 1,561 55
PPG Industries Inc 1,106 164
Sherwin-Williams Co/The 1,103 293
$ 2,803
Commercial Services - 1 .64%
Automatic Data Processing Inc 1,942 427
Cintas Corp 407 202
CoStar Group Inc
(d)
1,920 171
Equifax Inc 575 135
FleetCor Technologies Inc
(d)
346 87
Gartner Inc
(d)
371 130
Global Payments Inc 1,231 121
MarketAxess Holdings Inc 177 46
Moody's Corp 742 258
PayPal Holdings Inc
(d)
5,243 350
Quanta Services Inc 681 134
Robert Half International Inc 504 38
Rollins Inc 1,088 47
S&P Global Inc 1,542 618

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
June 30, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
United Rentals Inc 324 $ 144
Verisk Analytics Inc 680 154
$ 3,062
Computers - 8 .54%
Accenture PLC - Class A 2,968 916
Apple Inc 69,487 13,478
Cognizant Technology Solutions Corp 2,385 156
DXC Technology Co
(d)
1,066 29
EPAM Systems Inc
(d)
271 61
Fortinet Inc
(d)
3,062 231
Hewlett Packard Enterprise Co 6,090 102
HP Inc 4,074 125
International Business Machines Corp 4,267 571
Leidos Holdings Inc 644 57
NetApp Inc 1,006 77
Seagate Technology Holdings PLC 905 56
Western Digital Corp
(d)
1,503 57
$ 15,916
Consumer Products - 0 .26%
Avery Dennison Corp 379 65
Church & Dwight Co Inc 1,147 115
Clorox Co/The 580 92
Kimberly-Clark Corp 1,584 219
$ 491
Cosmetics & Personal Care - 1 .18%
Colgate-Palmolive Co 3,899 300
Estee Lauder Cos Inc/The 1,089 214
Procter & Gamble Co/The 11,077 1,681
$ 2,195
Distribution & Wholesale - 0 .35%
Copart Inc
(d)
2,015 184
Fastenal Co 2,683 158
LKQ Corp 1,193 69
Pool Corp 184 69
WW Grainger Inc 210 166
$ 646
Diversified Financial Services - 3 .39%
American Express Co 2,794 487
Ameriprise Financial Inc 491 163
BlackRock Inc 704 487
Capital One Financial Corp 1,793 196
Cboe Global Markets Inc 495 68
Charles Schwab Corp/The 6,984 396
CME Group Inc 1,689 313
Discover Financial Services 1,193 140
Franklin Resources Inc 1,341 36
Intercontinental Exchange Inc 2,630 297
Invesco Ltd 2,153 36
Mastercard Inc 3,934 1,547
Nasdaq Inc 1,590 79
Raymond James Financial Inc 896 93
Synchrony Financial 2,014 68
T Rowe Price Group Inc 1,055 118
Visa Inc 7,605 1,806
$ 6,330
Electric - 2 .27%
AES Corp/The 3,144 65
Alliant Energy Corp 1,181 62
Ameren Corp 1,233 101
American Electric Power Co Inc 2,418 204
CenterPoint Energy Inc 2,965 86
CMS Energy Corp 1,370 80
Consolidated Edison Inc 1,629 147
Constellation Energy Corp 1,525 140
Dominion Energy Inc 3,928 203
DTE Energy Co 968 107
Duke Energy Corp 3,621 325
Edison International 1,799 125
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
Entergy Corp 993 $ 97
Evergy Inc 1,079 63
Eversource Energy 1,638 116
Exelon Corp 4,673 190
FirstEnergy Corp 2,557 99
NextEra Energy Inc 9,509 706
NRG Energy Inc 1,079 40
PG&E Corp
(d)
7,597 131
Pinnacle West Capital Corp 531 43
PPL Corp 3,463 92
Public Service Enterprise Group Inc 2,344 147
Sempra Energy 1,478 215
Southern Co/The 5,124 360
WEC Energy Group Inc 1,481 131
Xcel Energy Inc 2,586 161
$ 4,236
Electrical Components & Equipment - 0 .25%
AMETEK Inc 1,082 175
Emerson Electric Co 2,685 243
Generac Holdings Inc
(d)
292 43
$ 461
Electronics - 0 .99%
Agilent Technologies Inc 1,389 167
Allegion plc 413 49
Amphenol Corp 2,797 238
Fortive Corp 1,660 124
Garmin Ltd 718 75
Honeywell International Inc 3,127 649
Keysight Technologies Inc
(d)
836 140
Mettler-Toledo International Inc
(d)
104 136
TE Connectivity Ltd 1,481 208
Trimble Inc
(d)
1,164 62
$ 1,848
Energy - Alternate Sources - 0 .14%
Enphase Energy Inc
(d)
643 108
First Solar Inc
(d)
466 88
SolarEdge Technologies Inc
(d)
264 71
$ 267
Engineering & Construction - 0 .04%
Jacobs Solutions Inc 596 71
Entertainment - 0 .06%
Caesars Entertainment Inc
(d)
1,011 52
Live Nation Entertainment Inc
(d)
675 61
$ 113
Environmental Control - 0 .27%
Pentair PLC 775 50
Republic Services Inc 965 148
Waste Management Inc 1,739 301
$ 499
Food - 1 .01%
Campbell Soup Co 940 43
Conagra Brands Inc 2,240 75
General Mills Inc 2,760 212
Hershey Co/The 691 172
Hormel Foods Corp 1,360 55
J M Smucker Co/The 500 74
Kellogg Co 1,207 81
Kraft Heinz Co/The 3,748 133
Kroger Co/The 3,068 144
Lamb Weston Holdings Inc 684 79
McCormick & Co Inc/MD 1,178 103
Mondelez International Inc 6,400 467
Sysco Corp 2,380 177
Tyson Foods Inc 1,341 68
$ 1,883
Forest Products & Paper - 0 .03%
International Paper Co 1,631 52

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
June 30, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Gas - 0 .07%
Atmos Energy Corp 678 $ 79
NiSource Inc 1,941 53
$ 132
Hand & Machine Tools - 0 .07%
Snap-on Inc 249 72
Stanley Black & Decker Inc 719 67
$ 139
Healthcare - Products - 3 .48%
Abbott Laboratories 8,173 891
Align Technology Inc
(d)
336 119
Baxter International Inc 2,377 108
Bio-Techne Corp 739 60
Boston Scientific Corp
(d)
6,756 365
Cooper Cos Inc/The 234 90
Danaher Corp 3,120 749
DENTSPLY SIRONA Inc 999 40
Edwards Lifesciences Corp
(d)
2,849 269
GE HealthCare Technologies Inc 1,837 149
Hologic Inc
(d)
1,156 94
IDEXX Laboratories Inc
(d)
390 196
Insulet Corp
(d)
328 95
Intuitive Surgical Inc
(d)
1,647 563
Medtronic PLC 6,252 551
ResMed Inc 690 151
Revvity Inc 590 70
STERIS PLC 466 105
Stryker Corp 1,587 484
Teleflex Inc 220 53
Thermo Fisher Scientific Inc 1,814 946
Waters Corp
(d)
278 74
West Pharmaceutical Services Inc 350 134
Zimmer Biomet Holdings Inc 981 143
$ 6,499
Healthcare - Services - 2 .11%
Catalent Inc
(d)
844 36
Centene Corp
(d)
2,579 174
Charles River Laboratories International Inc
(d)
239 50
DaVita Inc
(d)
259 26
Elevance Health Inc 1,115 495
HCA Healthcare Inc 971 295
Humana Inc 588 263
IQVIA Holdings Inc
(d)
871 196
Laboratory Corp of America Holdings 415 100
Molina Healthcare Inc
(d)
275 83
Quest Diagnostics Inc 525 74
UnitedHealth Group Inc 4,377 2,104
Universal Health Services Inc 296 47
$ 3,943
Home Builders - 0 .27%
DR Horton Inc 1,458 177
Lennar Corp - A Shares 1,192 149
NVR Inc
(d)
14 89
PulteGroup Inc 1,049 82
$ 497
Home Furnishings - 0 .02%
Whirlpool Corp 257 38
Housewares - 0 .01%
Newell Brands Inc 1,764 15
Insurance - 3 .47%
Aflac Inc 2,584 180
Allstate Corp/The 1,234 135
American International Group Inc 3,401 196
Aon PLC 961 332
Arch Capital Group Ltd
(d)
1,749 131
Arthur J Gallagher & Co 1,006 221
Assurant Inc 249 31
Berkshire Hathaway Inc - Class B
(d)
8,382 2,858
Brown & Brown Inc 1,106 76
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Chubb Ltd 1,946 $ 375
Cincinnati Financial Corp 738 72
Everest Re Group Ltd 202 69
Globe Life Inc 417 46
Hartford Financial Services Group Inc/The 1,458 105
Lincoln National Corp 721 19
Loews Corp 889 53
Marsh & McLennan Cos Inc 2,324 437
MetLife Inc 3,023 171
Principal Financial Group Inc 1,062 80
Progressive Corp/The 2,750 364
Prudential Financial Inc 1,715 151
Travelers Cos Inc/The 1,085 188
W R Berkley Corp 944 56
Willis Towers Watson PLC 500 118
$ 6,464
Internet - 9 .14%
Alphabet Inc - A Shares
(d)
27,922 3,342
Alphabet Inc - C Shares
(d)
24,018 2,905
Amazon.com Inc
(d)
41,952 5,469
Booking Holdings Inc
(d)
174 470
CDW Corp/DE 633 116
eBay Inc 2,514 112
Etsy Inc
(d)
580 49
Expedia Group Inc
(d)
671 73
F5 Inc
(d)
284 42
Gen Digital Inc 2,668 50
Match Group Inc
(d)
1,309 55
Meta Platforms Inc
(d)
10,397 2,984
Netflix Inc
(d)
2,090 921
Palo Alto Networks Inc
(d)
1,422 363
VeriSign Inc
(d)
426 96
$ 17,047
Iron & Steel - 0 .15%
Nucor Corp 1,181 194
Steel Dynamics Inc 754 82
$ 276
Leisure Products & Services - 0 .13%
Carnival Corp
(d)
4,720 89
Norwegian Cruise Line Holdings Ltd
(d)
1,993 43
Royal Caribbean Cruises Ltd
(d)
1,033 107
$ 239
Lodging - 0 .33%
Hilton Worldwide Holdings Inc 1,244 181
Las Vegas Sands Corp
(d)
1,544 90
Marriott International Inc/MD 1,212 223
MGM Resorts International 1,419 62
Wynn Resorts Ltd 486 51
$ 607
Machinery - Construction & Mining - 0 .32%
Caterpillar Inc 2,422 596
Machinery - Diversified - 0 .77%
Deere & Co 1,269 514
Dover Corp 656 97
IDEX Corp 354 76
Ingersoll Rand Inc 1,900 124
Nordson Corp 252 63
Otis Worldwide Corp 1,943 173
Rockwell Automation Inc 540 178
Westinghouse Air Brake Technologies Corp 845 93
Xylem Inc/NY 1,123 126
$ 1,444
Media - 1 .13%
Charter Communications Inc
(d)
490 180
Comcast Corp - Class A 19,548 812
FactSet Research Systems Inc 181 72
Fox Corp - A Shares 1,265 43
Fox Corp - B Shares 642 20

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
June 30, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Media (continued)
News Corp - A Shares 1,793 $ 35
News Corp - B Shares 551 11
Paramount Global - Class B
(e)
2,382 38
Walt Disney Co/The
(d)
8,587 767
Warner Bros Discovery Inc
(d)
10,418 131
$ 2,109
Mining - 0 .23%
Freeport-McMoRan Inc 6,735 270
Newmont Corp 3,734 159
$ 429
Miscellaneous Manufacturers - 1 .08%
3M Co 2,592 259
A O Smith Corp 585 43
Axon Enterprise Inc
(d)
329 64
Eaton Corp PLC 1,872 377
General Electric Co 5,117 562
Illinois Tool Works Inc 1,299 325
Parker-Hannifin Corp 603 235
Teledyne Technologies Inc
(d)
221 91
Textron Inc 948 64
$ 2,020
Office & Business Equipment - 0 .04%
Zebra Technologies Corp
(d)
243 72
Oil & Gas - 3 .22%
APA Corp 1,451 50
Chevron Corp 8,190 1,289
ConocoPhillips 5,687 589
Coterra Energy Inc 3,560 90
Devon Energy Corp 3,016 146
Diamondback Energy Inc 851 112
EOG Resources Inc 2,749 315
EQT Corp 1,700 70
Exxon Mobil Corp
(f)
19,001 2,038
Hess Corp 1,298 176
Marathon Oil Corp 2,903 67
Marathon Petroleum Corp 1,994 232
Occidental Petroleum Corp 3,376 198
Phillips 66 2,156 206
Pioneer Natural Resources Co 1,098 227
Valero Energy Corp 1,699 199
$ 6,004
Oil & Gas Services - 0 .33%
Baker Hughes Co 4,757 150
Halliburton Co 4,241 140
Schlumberger NV 6,697 329
$ 619
Packaging & Containers - 0 .15%
Amcor PLC 6,916 69
Ball Corp 1,478 86
Packaging Corp of America 422 56
Sealed Air Corp 677 27
Westrock Co 1,203 35
$ 273
Pharmaceuticals - 5 .52%
AbbVie Inc 8,292 1,117
AmerisourceBergen Corp 760 146
Becton Dickinson & Co 1,334 352
Bristol-Myers Squibb Co 9,874 632
Cardinal Health Inc 1,196 113
Cigna Group/The 1,391 390
CVS Health Corp 6,024 416
Dexcom Inc
(d)
1,821 234
Eli Lilly & Co 3,703 1,737
Henry Schein Inc
(d)
616 50
Johnson & Johnson 12,214 2,022
McKesson Corp 638 273
Merck & Co Inc 11,925 1,376
Organon & Co 1,197 25
COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Pfizer Inc 26,531 $ 973
Viatris Inc 5,635 56
Zoetis Inc 2,172 374
$ 10,286
Pipelines - 0 .30%
Kinder Morgan Inc 9,269 159
ONEOK Inc 2,101 130
Targa Resources Corp 1,062 81
Williams Cos Inc/The 5,724 187
$ 557
Real Estate - 0 .06%
CBRE Group Inc
(d)
1,461 118
REITs - 2 .18%
Alexandria Real Estate Equities Inc 739 84
American Tower Corp 2,189 425
AvalonBay Communities Inc 667 126
Boston Properties Inc 670 39
Camden Property Trust 502 55
Crown Castle Inc 2,037 232
Digital Realty Trust Inc 1,369 156
Equinix Inc 440 345
Equity Residential 1,602 106
Essex Property Trust Inc 302 71
Extra Space Storage Inc 634 94
Federal Realty Investment Trust 344 33
Healthpeak Properties Inc 2,569 52
Host Hotels & Resorts Inc 3,343 56
Invitation Homes Inc 2,731 94
Iron Mountain Inc 1,370 78
Kimco Realty Corp 2,912 57
Mid-America Apartment Communities Inc 547 83
Prologis Inc 4,339 532
Public Storage 744 217
Realty Income Corp 3,163 189
Regency Centers Corp 723 45
SBA Communications Corp 508 118
Simon Property Group Inc 1,536 177
UDR Inc 1,453 62
Ventas Inc 1,879 89
VICI Properties Inc 4,719 148
Welltower Inc 2,335 189
Weyerhaeuser Co 3,441 115
$ 4,067
Retail - 4 .72%
Advance Auto Parts Inc 279 20
AutoZone Inc
(d)
87 217
Bath & Body Works Inc 1,075 40
Best Buy Co Inc 914 75
CarMax Inc
(d)
743 62
Chipotle Mexican Grill Inc
(d)
130 278
Costco Wholesale Corp 2,084 1,122
Darden Restaurants Inc 569 95
Dollar General Corp 1,030 175
Dollar Tree Inc
(d)
976 140
Domino's Pizza Inc 167 56
Genuine Parts Co 659 112
Home Depot Inc/The 4,760 1,479
Lowe's Cos Inc 2,802 632
McDonald's Corp 3,431 1,024
O'Reilly Automotive Inc
(d)
287 274
Ross Stores Inc 1,608 180
Starbucks Corp 5,388 534
Target Corp 2,168 286
TJX Cos Inc/The 5,412 459
Tractor Supply Co 515 114
Ulta Beauty Inc
(d)
236 111
Walgreens Boots Alliance Inc 3,365 96
Walmart Inc 6,591 1,036

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
June 30, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Yum! Brands Inc 1,316 $ 182
$ 8,799
Semiconductors - 6 .76%
Advanced Micro Devices Inc
(d)
7,568 862
Analog Devices Inc 2,377 463
Applied Materials Inc 3,970 574
Broadcom Inc 1,960 1,700
Intel Corp 19,602 655
KLA Corp 646 313
Lam Research Corp 632 406
Microchip Technology Inc 2,573 231
Micron Technology Inc 5,142 325
Monolithic Power Systems Inc 211 114
NVIDIA Corp 11,624 4,917
NXP Semiconductors NV 1,219 249
ON Semiconductor Corp
(d)
2,028 192
Qorvo Inc
(d)
468 48
QUALCOMM Inc 5,235 623
Skyworks Solutions Inc 747 83
Teradyne Inc 728 81
Texas Instruments Inc 4,265 768
$ 12,604
Shipbuilding - 0 .02%
Huntington Ingalls Industries Inc 186 42
Software - 10 .26%
Activision Blizzard Inc
(d)
3,361 283
Adobe Inc
(d)
2,155 1,054
Akamai Technologies Inc
(d)
715 64
ANSYS Inc
(d)
408 135
Autodesk Inc
(d)
1,007 206
Broadridge Financial Solutions Inc 553 92
Cadence Design Systems Inc
(d)
1,281 300
Ceridian HCM Holding Inc
(d)
727 49
Electronic Arts Inc 1,223 159
Fair Isaac Corp
(d)
118 95
Fidelity National Information Services Inc 2,783 152
Fiserv Inc
(d)
2,902 366
Intuit Inc 1,320 605
Jack Henry & Associates Inc 341 57
Microsoft Corp
(f)
34,946 11,901
MSCI Inc 376 176
Oracle Corp 7,232 861
Paychex Inc 1,507 169
Paycom Software Inc 229 74
PTC Inc
(d)
499 71
Roper Technologies Inc 501 241
Salesforce Inc
(d)
4,601 972
ServiceNow Inc
(d)
958 538
Synopsys Inc
(d)
717 312
Take-Two Interactive Software Inc
(d)
744 110
Tyler Technologies Inc
(d)
197 82
$ 19,124
Telecommunications - 1 .74%
Arista Networks Inc
(d)
1,172 190
AT&T Inc 33,598 536
Cisco Systems Inc 19,250 996
Corning Inc 3,595 126
Juniper Networks Inc 1,511 47
Motorola Solutions Inc 787 231
T-Mobile US Inc
(d)
2,707 376
Verizon Communications Inc 19,757 735
$ 3,237
Toys, Games & Hobbies - 0 .02%
Hasbro Inc 611 40
Transportation - 1 .29%
CH Robinson Worldwide Inc 547 52
CSX Corp 9,555 326
Expeditors International of Washington Inc 718 87
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation (continued)
FedEx Corp 1,087 $ 270
JB Hunt Transport Services Inc 389 70
Norfolk Southern Corp 1,069 242
Old Dominion Freight Line Inc 423 156
Union Pacific Corp 2,865 586
United Parcel Service Inc 3,406 611
$ 2,400
Water - 0 .07%
American Water Works Co Inc 914 130
TOTAL COMMON STOCKS $ 174,647
TOTAL PURCHASED OPTIONS - 0.14% $ 266
Total Investments $ 187,061
Other Assets and Liabilities -  (0.32)% (598)
TOTAL NET ASSETS - 100.00% $ 186,463
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $39 or
0.02% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $38 or 0.02% of net assets.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled
$3,005 or 1.61% of net assets.
Portfolio Summary
Sector Percent
Technology 25 .60%
Consumer, Non-cyclical 18 .89%
Financial 12 .63%
Communications 12 .09%
Consumer, Cyclical 8 .89%
Industrial 7 .25%
Money Market Funds 6 .18%
Energy 3 .99%
Utilities 2 .41%
Basic Materials 1 .91%
Investment Companies 0 .34%
Purchased Options 0 .14%
Other Assets and Liabilities
( 0 .32 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
June 30, 2023 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2022 Purchases Sales June 30, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.01% $ 10,782 $ 30,014 $ 29,318 $ 11,478
$ 10,782 $ 30,014 $ 29,318 $ 11,478
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.01% $ 242 $ — $ — $ —
$ 242 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - S&P 500 Index N/A 200 $ 20 $ 4,350 .00 07/24/2023 $ 924 $ 266 $ (658)
Total $ 924 $ 266 $ (658)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - S&P 500 Index N/A 200 $ 20 $ 4,250 .00 07/24/2023 $ (453) $ (107) $ 346
Total $ (453) $ (107) $ 346
Amounts in thousands except contracts/shares.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; September 2023 Long 16 $ 3,591 $ 98
Total $ 98
Amounts in thousands except contracts.

Schedule of Investments
MidCap Account
June 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .23 % Shares Held Value (000's)
Money Market Funds - 0 .23%
BlackRock Liquidity FedFund - Institutional Class
5.00%
(a),(b)
693,000 $ 693
Principal Government Money Market Fund - Class
R-6 5.01%
(a),(c)
670,997 671
$ 1,364
TOTAL INVESTMENT COMPANIES $ 1,364
COMMON STOCKS - 99 .98 % Shares Held Value (000's)
Aerospace & Defense - 9 .99%
HEICO Corp - Class A 183,668 $ 25,823
TransDigm Group Inc 37,326 33,376
$ 59,199
Beverages - 0 .06%
Brown-Forman Corp - A Shares 227 16
Brown-Forman Corp - B Shares 5,153 344
$ 360
Building Materials - 5 .39%
Martin Marietta Materials Inc 19,224 8,875
Summit Materials Inc
(d)
70,969 2,686
Vulcan Materials Co 90,493 20,401
$ 31,962
Chemicals - 0 .89%
Air Products and Chemicals Inc 11,818 3,540
Perimeter Solutions SA
(d)
236,876 1,457
Perimeter Solutions SA - Warrants
(d)
97,671 10
Sherwin-Williams Co/The 1,105 293
$ 5,300
Commercial Services - 9 .28%
CoStar Group Inc
(d)
307,509 27,368
Gartner Inc
(d)
24,171 8,467
Moody's Corp 22,828 7,938
TransUnion 68,953 5,401
Verisk Analytics Inc 25,802 5,832
$ 55,006
Distribution & Wholesale - 7 .00%
Copart Inc
(d)
354,917 32,372
Fastenal Co 154,740 9,128
$ 41,500
Diversified Financial Services - 0 .85%
Brookfield Asset Management Ltd
(e)
149,128 4,866
Brookfield Reinsurance Ltd 4,484 152
$ 5,018
Electric - 3 .38%
Brookfield Infrastructure Partners LP 365,288 13,333
Brookfield Renewable Corp 61,942 1,953
Brookfield Renewable Partners LP 160,909 4,745
$ 20,031
Electronics - 1 .91%
Agilent Technologies Inc 64,881 7,802
Mettler-Toledo International Inc
(d)
2,688 3,526
$ 11,328
Entertainment - 3 .77%
Live Nation Entertainment Inc
(d)
150,335 13,697
Vail Resorts Inc 34,396 8,660
$ 22,357
Healthcare - Products - 1 .25%
Enovis Corp
(d)
14,097 904
IDEXX Laboratories Inc
(d)
9,729 4,886
Waters Corp
(d)
6,034 1,608
$ 7,398
Home Builders - 2 .07%
Lennar Corp - A Shares 35,899 4,499
Lennar Corp - B Shares 1,155 130
NVR Inc
(d)
1,200 7,621
$ 12,250
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance - 9 .84%
Aon PLC 14,310 $ 4,940
Arch Capital Group Ltd
(d)
125,497 9,393
Brown & Brown Inc 255,356 17,579
F&G Annuities & Life Inc 1,974 49
Fidelity National Financial Inc 5,550 200
Markel Group Inc
(d)
12,369 17,108
Progressive Corp/The 68,197 9,027
$ 58,296
Internet - 2 .18%
VeriSign Inc
(d)
49,797 11,253
Wix.com Ltd
(d)
21,259 1,663
$ 12,916
Lodging - 4 .65%
Hilton Worldwide Holdings Inc 150,694 21,934
Hyatt Hotels Corp 48,851 5,597
$ 27,531
Machinery - Diversified - 0 .36%
Cognex Corp 28,251 1,583
Esab Corp 8,196 545
$ 2,128
Media - 1 .57%
GCI Liberty Inc - Escrow
(d),(f)
69,706 —
Liberty Broadband Corp - A Shares
(d)
895 71
Liberty Broadband Corp - C Shares
(d)
886 71
Liberty Media Corp-Liberty Formula One - A
Shares
(d)
14,567 985
Liberty Media Corp-Liberty Formula One - C
Shares
(d)
108,875 8,196
$ 9,323
Private Equity - 8 .17%
Ares Management Corp 34,342 3,309
Brookfield Corp 772,984 26,011
KKR & Co Inc 340,749 19,082
$ 48,402
Real Estate - 2 .29%
CBRE Group Inc
(d)
122,865 9,917
Howard Hughes Corp/The
(d)
46,151 3,642
$ 13,559
REITs - 2 .16%
SBA Communications Corp 55,143 12,780
Retail - 10 .67%
CarMax Inc
(d)
185,732 15,546
Dollar General Corp 34,986 5,940
Domino's Pizza Inc 34,696 11,692
O'Reilly Automotive Inc
(d)
29,263 27,955
Ross Stores Inc 18,864 2,115
$ 63,248
Semiconductors - 1 .87%
Microchip Technology Inc 123,529 11,067
Software - 10 .38%
ANSYS Inc
(d)
10,510 3,471
Autodesk Inc
(d)
44,964 9,200
Black Knight Inc
(d)
141,334 8,442
Constellation Software Inc/Canada 4,006 8,343
Fair Isaac Corp
(d)
1,502 1,215
Lumine Group Inc
(d)
10,483 144
MSCI Inc 7,926 3,720
Roper Technologies Inc 34,107 16,399
Tyler Technologies Inc
(d)
25,313 10,542
$ 61,476
TOTAL COMMON STOCKS $ 592,435
Total Investments $ 593,799
Other Assets and Liabilities -  (0.21)% (1,228)
TOTAL NET ASSETS - 100.00% $ 592,571

Schedule of Investments
MidCap Account
June 30, 2023 (unaudited)
See accompanying notes.

(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $693 or
0.12% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $685 or 0.12% of net assets.
(f) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
Portfolio Summary
Sector Percent
Consumer, Cyclical 28 .16%
Financial 23 .31%
Industrial 17 .65%
Technology 12 .25%
Consumer, Non-cyclical 10 .59%
Communications 3 .75%
Utilities 3 .38%
Basic Materials 0 .89%
Money Market Funds 0 .23%
Other Assets and Liabilities
( 0 .21 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2022 Purchases Sales June 30, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.01% $ 1,497 $ 9,982 $ 10,808 $ 671
$ 1,497 $ 9,982 $ 10,808 $ 671
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.01% $ 4 $ — $ — $ —
$ 4 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Principal Capital Appreciation Account
June 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .45 % Shares Held Value (000's)
Money Market Funds - 2 .45%
Principal Government Money Market Fund - Class
R-6 5.01%
(a),(b)
4,229,397 $ 4,229
TOTAL INVESTMENT COMPANIES $ 4,229
COMMON STOCKS - 97 .95 % Shares Held Value (000's)
Aerospace & Defense - 0 .84%
Raytheon Technologies Corp 14,823 $ 1,452
Apparel - 1 .46%
Deckers Outdoor Corp
(c)
4,152 2,191
NIKE Inc 3,085 340
$ 2,531
Automobile Manufacturers - 3 .26%
Cummins Inc 6,640 1,628
PACCAR Inc 24,294 2,032
Tesla Inc
(c)
7,550 1,976
$ 5,636
Banks - 4 .29%
JPMorgan Chase & Co 25,533 3,713
Morgan Stanley 21,306 1,820
PNC Financial Services Group Inc/The 14,969 1,885
$ 7,418
Beverages - 1 .55%
Keurig Dr Pepper Inc 63,739 1,993
Monster Beverage Corp
(c)
11,947 686
$ 2,679
Building Materials - 1 .02%
Trane Technologies PLC 9,230 1,765
Chemicals - 2 .38%
Air Products and Chemicals Inc 4,268 1,278
Albemarle Corp 6,637 1,481
FMC Corp 13,040 1,361
$ 4,120
Commercial Services - 0 .40%
PayPal Holdings Inc
(c)
10,346 690
Computers - 7 .62%
Amdocs Ltd 16,600 1,641
Apple Inc 59,482 11,538
$ 13,179
Consumer Products - 0 .89%
Church & Dwight Co Inc 15,331 1,537
Diversified Financial Services - 6 .72%
Ameriprise Financial Inc 5,958 1,979
BlackRock Inc 1,476 1,020
Charles Schwab Corp/The 5,773 327
Discover Financial Services 5,496 642
Nasdaq Inc 37,186 1,854
Visa Inc 24,405 5,796
$ 11,618
Electric - 2 .92%
Constellation Energy Corp 28,877 2,644
NextEra Energy Inc 19,692 1,461
Xcel Energy Inc 15,181 944
$ 5,049
Energy - Alternate Sources - 0 .29%
Enphase Energy Inc
(c)
3,042 509
Environmental Control - 1 .32%
Republic Services Inc 14,899 2,282
Food - 0 .99%
Simply Good Foods Co/The
(c)
46,600 1,705
Healthcare - Products - 4 .75%
Abbott Laboratories 21,839 2,380
Cooper Cos Inc/The 2,141 821
Edwards Lifesciences Corp
(c)
6,611 624
GE HealthCare Technologies Inc 11,660 947
Medtronic PLC 13,678 1,205
Thermo Fisher Scientific Inc 4,292 2,239
$ 8,216
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services - 2 .78%
HCA Healthcare Inc 7,908 $ 2,400
UnitedHealth Group Inc 5,024 2,415
$ 4,815
Home Furnishings - 0 .10%
Sonos Inc
(c)
10,829 177
Insurance - 2 .24%
Fidelity National Financial Inc 2,968 107
Marsh & McLennan Cos Inc 11,734 2,207
Progressive Corp/The 11,814 1,564
$ 3,878
Internet - 8 .86%
Airbnb Inc
(c)
9,532 1,222
Alphabet Inc - A Shares
(c)
47,681 5,707
Amazon.com Inc
(c)
33,917 4,421
Meta Platforms Inc
(c)
12,028 3,452
Shopify Inc
(c)
8,090 523
$ 15,325
Leisure Products & Services - 0 .22%
YETI Holdings Inc
(c)
9,610 373
Machinery - Construction & Mining - 0 .67%
Epiroc AB - A Shares 60,796 1,152
Machinery - Diversified - 0 .86%
Deere & Co 3,667 1,486
Media - 2 .56%
Charter Communications Inc
(c)
1,594 586
Comcast Corp - Class A 63,176 2,625
Nexstar Media Group Inc 4,675 779
Walt Disney Co/The
(c)
4,977 444
$ 4,434
Miscellaneous Manufacturers - 1 .37%
Parker-Hannifin Corp 6,072 2,368
Oil & Gas - 3 .86%
Chevron Corp 16,375 2,577
Coterra Energy Inc 24,585 622
EOG Resources Inc 16,961 1,941
Marathon Petroleum Corp 13,122 1,530
$ 6,670
Oil & Gas Services - 0 .19%
Schlumberger NV 6,849 336
Pharmaceuticals - 5 .84%
Bristol-Myers Squibb Co 15,901 1,017
CVS Health Corp 24,268 1,678
Eli Lilly & Co 3,802 1,783
Merck & Co Inc 12,256 1,414
Novartis AG ADR 15,517 1,566
Pfizer Inc 39,663 1,455
Roche Holding AG ADR 31,317 1,196
$ 10,109
REITs - 1 .95%
American Tower Corp 3,268 634
Extra Space Storage Inc 3,468 516
Host Hotels & Resorts Inc 103,596 1,744
Prologis Inc 3,875 475
$ 3,369
Retail - 5 .67%
Chipotle Mexican Grill Inc
(c)
541 1,157
Costco Wholesale Corp 4,525 2,436
Home Depot Inc/The 4,093 1,271
Lululemon Athletica Inc
(c)
1,941 735
O'Reilly Automotive Inc
(c)
1,797 1,717
Starbucks Corp 5,319 527
Tractor Supply Co 8,840 1,955
$ 9,798
Semiconductors - 6 .85%
Broadcom Inc 4,749 4,119
Lam Research Corp 2,935 1,887
Microchip Technology Inc 19,072 1,709

Schedule of Investments
Principal Capital Appreciation Account
June 30, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors (continued)
NVIDIA Corp 9,784 $ 4,139
$ 11,854
Software - 10 .52%
Adobe Inc
(c)
5,267 2,575
Fair Isaac Corp
(c)
2,752 2,227
Microsoft Corp 30,963 10,544
Roper Technologies Inc 2,399 1,153
Salesforce Inc
(c)
4,329 915
ServiceNow Inc
(c)
1,375 773
$ 18,187
Telecommunications - 1 .12%
T-Mobile US Inc
(c)
13,968 1,940
Transportation - 1 .59%
Expeditors International of Washington Inc 11,923 1,444
Union Pacific Corp 6,391 1,308
$ 2,752
TOTAL COMMON STOCKS $ 169,409
Total Investments $ 173,638
Other Assets and Liabilities -  (0.40)% (690)
TOTAL NET ASSETS - 100.00% $ 172,948
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Current yield shown is as of period end.
(c) Non-income producing security
Portfolio Summary
Sector Percent
Technology 24 .99%
Consumer, Non-cyclical 17 .20%
Financial 15 .20%
Communications 12 .54%
Consumer, Cyclical 10 .71%
Industrial 7 .67%
Energy 4 .34%
Utilities 2 .92%
Money Market Funds 2 .45%
Basic Materials 2 .38%
Other Assets and Liabilities
( 0 .40 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2022 Purchases Sales June 30, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.01% $ 1,401 $ 23,116 $ 20,288 $ 4,229
$ 1,401 $ 23,116 $ 20,288 $ 4,229
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.01% $ 75 $ — $ — $ —
$ 75 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Principal LifeTime 2020 Account
June 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 99 .99 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 58 .40%
Blue Chip Fund
(a),(b)
200,161 $ 6,901
Core Fixed Income Fund
(a)
5,675,487 48,128
Diversified International Fund
(a)
828,050 10,616
Diversified Real Asset Fund
(a)
323,676 3,531
International Small Company Fund
(a)
170,321 1,661
LargeCap Growth Fund I
(a),(b)
417,255 6,989
MidCap Fund
(a),(b)
30,338 1,097
MidCap Value Fund I
(a)
254,121 4,094
Origin Emerging Markets Fund
(a)
280,138 2,717
SmallCap Growth Fund I
(a),(b)
92,559 1,272
SmallCap Value Fund II
(a)
110,118 1,252
$ 88,258
Principal Funds, Inc. Institutional Class - 41 .59%
Equity Income Fund
(a)
173,993 6,239
High Income Fund
(a)
1,072,290 8,578
Inflation Protection Fund
(a)
1,049,902 8,221
LargeCap S&P 500 Index Fund
(a)
299,994 6,747
LargeCap Value Fund III
(a)
352,397 6,160
MidCap Growth Fund III
(a),(b)
267,640 3,147
Overseas Fund
(a)
537,412 5,772
Short-Term Income Fund
(a)
1,552,378 17,977
$ 62,841
TOTAL INVESTMENT COMPANIES $ 151,099
Total Investments $ 151,099
Other Assets and Liabilities -  0.01% 22
TOTAL NET ASSETS - 100.00% $ 151,121
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary
Fund Type Percent
Fixed Income Funds 54 .87%
Domestic Equity Funds 29 .04%
International Equity Funds 13 .74%
Specialty Funds 2 .34%
Other Assets and Liabilities
0 .01%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2020 Account
June 30, 2023 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2022 Purchases Sales June 30, 2023
Value Cost Proceeds Value
Blue Chip Fund $ 6,417 $ 291 $ 1,132 $ 6,901
Core Fixed Income Fund 50,242 3,243 5,750 48,128
Diversified International Fund 9,272 1,410 1,227 10,616
Diversified Real Asset Fund 3,769 221 435 3,531
Equity Income Fund 6,821 365 1,117 6,239
High Income Fund 8,573 804 986 8,578
Inflation Protection Fund 8,517 510 985 8,221
International Small Company Fund 1,735 87 290 1,661
LargeCap Growth Fund I 6,226 291 1,134 6,989
LargeCap S&P 500 Index Fund 6,542 280 1,104 6,747
LargeCap Value Fund III 6,788 291 1,112 6,160
MidCap Fund 1,116 63 243 1,097
MidCap Growth Fund III 3,098 143 532 3,147
MidCap Value Fund I 4,481 202 761 4,094
Origin Emerging Markets Fund 2,256 569 315 2,717
Overseas Fund 4,846 720 567 5,772
Short-Term Income Fund 18,211 1,741 2,070 17,977
SmallCap Growth Fund I 1,288 80 255 1,272
SmallCap Value Fund II 1,358 80 291 1,252
$ 151,556 $ 11,391 $ 20,306 $ 151,099
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 370 $ — $ 955
Core Fixed Income Fund 789 (212) — 605
Diversified International Fund — 25 — 1,136
Diversified Real Asset Fund 47 — — (24)
Equity Income Fund 74 197 — (27)
High Income Fund 295 (23) — 210
Inflation Protection Fund — 4 — 175
International Small Company Fund — 8 — 121
LargeCap Growth Fund I — 63 — 1,543
LargeCap S&P 500 Index Fund — (52) — 1,081
LargeCap Value Fund III — 24 — 169
MidCap Fund — 80 — 81
MidCap Growth Fund III — 31 — 407
MidCap Value Fund I — — — 172
Origin Emerging Markets Fund — 3 — 204
Overseas Fund — 7 — 766
Short-Term Income Fund 270 2 — 93
SmallCap Growth Fund I — 61 — 98
SmallCap Value Fund II — 16 — 89
$ 1,475 $ 604 $ — $ 7,854
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2030 Account
June 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 99 .99 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 69 .86%
Blue Chip Fund
(a),(b)
467,862 $ 16,132
Core Fixed Income Fund
(a)
10,036,374 85,108
Diversified International Fund
(a)
1,937,799 24,843
International Small Company Fund
(a)
414,773 4,044
LargeCap Growth Fund I
(a),(b)
975,334 16,337
MidCap Fund
(a),(b)
72,910 2,636
MidCap Value Fund I
(a)
586,952 9,456
Origin Emerging Markets Fund
(a)
653,758 6,341
Real Estate Securities Fund
(a)
222,620 5,837
SmallCap Growth Fund I
(a),(b)
226,399 3,111
SmallCap Value Fund II
(a)
281,848 3,205
$ 177,050
Principal Funds, Inc. Institutional Class - 30 .13%
Equity Income Fund
(a)
407,744 14,622
High Income Fund
(a)
1,442,920 11,544
LargeCap S&P 500 Index Fund
(a)
686,898 15,448
LargeCap Value Fund III
(a)
826,213 14,442
MidCap Growth Fund III
(a),(b)
611,902 7,196
Overseas Fund
(a)
1,220,238 13,105
$ 76,357
TOTAL INVESTMENT COMPANIES $ 253,407
Total Investments $ 253,407
Other Assets and Liabilities -  0.01% 25
TOTAL NET ASSETS - 100.00% $ 253,432
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 42 .79%
Fixed Income Funds 38 .13%
International Equity Funds 19 .07%
Other Assets and Liabilities
0 .01%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2022 Purchases Sales June 30, 2023
Value Cost Proceeds Value
Blue Chip Fund $ 13,707 $ 1,135 $ 1,663 $ 16,132
Core Fixed Income Fund 79,204 10,134 4,746 85,108
Diversified International Fund 19,883 4,029 1,634 24,843
Equity Income Fund 14,552 1,300 1,626 14,622
High Income Fund 10,594 1,350 633 11,544
International Small Company Fund 3,716 342 298 4,044
LargeCap Growth Fund I 13,303 1,135 1,663 16,337
LargeCap S&P 500 Index Fund 13,939 1,126 1,879 15,448
LargeCap Value Fund III 14,463 1,135 1,614 14,442
MidCap Fund 2,318 235 279 2,636
MidCap Growth Fund III 6,507 553 819 7,196
MidCap Value Fund I 9,368 787 1,087 9,456
Origin Emerging Markets Fund 4,743 1,514 367 6,341
Overseas Fund 10,149 1,964 663 13,105
Real Estate Securities Fund 5,401 555 339 5,837
SmallCap Growth Fund I 2,836 332 426 3,111
SmallCap Value Fund II 2,986 322 359 3,205
$ 227,669 $ 27,948 $ 20,095 $ 253,407
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ (29) $ — $ 2,982
Core Fixed Income Fund 1,303 (1) — 517
Diversified International Fund — 2 — 2,563
Equity Income Fund 165 (3) — 399
High Income Fund 377 — — 233
International Small Company Fund — — — 284
LargeCap Growth Fund I — 12 — 3,550
LargeCap S&P 500 Index Fund — (11) — 2,273
LargeCap Value Fund III — (3) — 461
MidCap Fund — 1 — 361
MidCap Growth Fund III — 31 — 924
MidCap Value Fund I — (1) — 389
Origin Emerging Markets Fund — 2 — 449
Overseas Fund — — — 1,655
Real Estate Securities Fund 67 — — 220
SmallCap Growth Fund I — 11 — 358
SmallCap Value Fund II — (1) — 257
$ 1,912 $ 10 $ — $ 17,875
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2040 Account
June 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 99 .99 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 62 .93%
Blue Chip Fund
(a),(b)
330,768 $ 11,405
Core Fixed Income Fund
(a)
2,315,017 19,631
Diversified International Fund
(a)
1,371,743 17,586
International Small Company Fund
(a)
289,126 2,819
LargeCap Growth Fund I
(a),(b)
689,941 11,557
MidCap Fund
(a),(b)
62,045 2,244
MidCap Value Fund I
(a)
411,751 6,633
Origin Emerging Markets Fund
(a)
464,991 4,510
Real Estate Securities Fund
(a)
116,524 3,055
SmallCap Growth Fund I
(a),(b)
159,380 2,190
SmallCap Value Fund II
(a)
194,299 2,209
$ 83,839
Principal Funds, Inc. Institutional Class - 37 .06%
Equity Income Fund
(a)
287,483 10,309
High Income Fund
(a)
479,025 3,832
LargeCap S&P 500 Index Fund
(a)
495,928 11,153
LargeCap Value Fund III
(a)
583,060 10,192
MidCap Growth Fund III
(a),(b)
397,411 4,674
Overseas Fund
(a)
858,014 9,215
$ 49,375
TOTAL INVESTMENT COMPANIES $ 133,214
Total Investments $ 133,214
Other Assets and Liabilities -  0.01% 8
TOTAL NET ASSETS - 100.00% $ 133,222
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 56 .75%
International Equity Funds 25 .63%
Fixed Income Funds 17 .61%
Other Assets and Liabilities
0 .01%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2022 Purchases Sales June 30, 2023
Value Cost Proceeds Value
Blue Chip Fund $ 9,742 $ 1,220 $ 1,651 $ 11,405
Core Fixed Income Fund 17,811 3,706 2,000 19,631
Diversified International Fund 14,115 3,489 1,843 17,586
Equity Income Fund 10,321 1,338 1,625 10,309
High Income Fund 3,467 675 386 3,832
International Small Company Fund 2,597 357 334 2,819
LargeCap Growth Fund I 9,456 1,220 1,651 11,557
LargeCap S&P 500 Index Fund 9,896 1,201 1,565 11,153
LargeCap Value Fund III 10,269 1,220 1,616 10,192
MidCap Fund 2,024 251 342 2,244
MidCap Growth Fund III 4,200 577 721 4,674
MidCap Value Fund I 6,628 825 1,090 6,633
Origin Emerging Markets Fund 3,386 1,237 432 4,510
Overseas Fund 7,181 1,661 803 9,215
Real Estate Securities Fund 2,850 415 323 3,055
SmallCap Growth Fund I 2,006 331 407 2,190
SmallCap Value Fund II 2,110 331 406 2,209
$ 118,059 $ 20,054 $ 17,195 $ 133,214
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 16 $ — $ 2,078
Core Fixed Income Fund 297 1 — 113
Diversified International Fund — (9) — 1,834
Equity Income Fund 118 (4) — 279
High Income Fund 125 — — 76
International Small Company Fund — — — 199
LargeCap Growth Fund I — (3) — 2,535
LargeCap S&P 500 Index Fund — (12) — 1,633
LargeCap Value Fund III — 1 — 318
MidCap Fund — 11 — 300
MidCap Growth Fund III — — — 618
MidCap Value Fund I — (1) — 271
Origin Emerging Markets Fund — — — 319
Overseas Fund — — — 1,176
Real Estate Securities Fund 35 1 — 112
SmallCap Growth Fund I — (2) — 262
SmallCap Value Fund II — — — 174
$ 575 $ (1) $ — $ 12,297
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2050 Account
June 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 99 .99 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 59 .02%
Blue Chip Fund
(a),(b)
186,208 $ 6,420
Core Fixed Income Fund
(a)
226,593 1,922
Diversified International Fund
(a)
772,654 9,905
International Small Company Fund
(a)
160,867 1,568
LargeCap Growth Fund I
(a),(b)
388,719 6,511
MidCap Fund
(a),(b)
35,063 1,268
MidCap Value Fund I
(a)
231,974 3,737
Origin Emerging Markets Fund
(a)
262,554 2,547
Real Estate Securities Fund
(a)
55,971 1,468
SmallCap Growth Fund I
(a),(b)
88,332 1,214
SmallCap Value Fund II
(a)
107,686 1,224
$ 37,784
Principal Funds, Inc. Institutional Class - 40 .97%
Equity Income Fund
(a)
161,973 5,808
High Income Fund
(a)
80,314 643
LargeCap S&P 500 Index Fund
(a)
277,610 6,243
LargeCap Value Fund III
(a)
327,576 5,726
MidCap Growth Fund III
(a),(b)
222,519 2,617
Overseas Fund
(a)
483,859 5,197
$ 26,234
TOTAL INVESTMENT COMPANIES $ 64,018
Total Investments $ 64,018
Other Assets and Liabilities -  0.01% 5
TOTAL NET ASSETS - 100.00% $ 64,023
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 65 .97%
International Equity Funds 30 .02%
Fixed Income Funds 4 .00%
Other Assets and Liabilities
0 .01%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2022 Purchases Sales June 30, 2023
Value Cost Proceeds Value
Blue Chip Fund $ 5,494 $ 692 $ 956 $ 6,420
Core Fixed Income Fund 1,874 280 244 1,922
Diversified International Fund 7,961 1,992 1,081 9,905
Equity Income Fund 5,835 759 942 5,808
High Income Fund 606 103 79 643
International Small Company Fund 1,452 202 197 1,568
LargeCap Growth Fund I 5,333 692 958 6,511
LargeCap S&P 500 Index Fund 5,581 692 952 6,243
LargeCap Value Fund III 5,789 692 935 5,726
MidCap Fund 1,144 143 196 1,268
MidCap Growth Fund III 2,372 331 440 2,617
MidCap Value Fund I 3,741 471 630 3,737
Origin Emerging Markets Fund 1,924 702 262 2,547
Overseas Fund 4,047 950 465 5,197
Real Estate Securities Fund 1,391 201 180 1,468
SmallCap Growth Fund I 1,117 195 244 1,214
SmallCap Value Fund II 1,174 195 245 1,224
$ 56,835 $ 9,292 $ 9,006 $ 64,018
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 20 $ — $ 1,170
Core Fixed Income Fund 31 (1) — 13
Diversified International Fund — (11) — 1,044
Equity Income Fund 67 (2) — 158
High Income Fund 21 — — 13
International Small Company Fund — — — 111
LargeCap Growth Fund I — 2 — 1,442
LargeCap S&P 500 Index Fund — 14 — 908
LargeCap Value Fund III — (3) — 183
MidCap Fund — 4 — 173
MidCap Growth Fund III — 1 — 353
MidCap Value Fund I — — — 155
Origin Emerging Markets Fund — 1 — 182
Overseas Fund — — — 665
Real Estate Securities Fund 17 — — 56
SmallCap Growth Fund I — 5 — 141
SmallCap Value Fund II — 1 — 99
$ 136 $ 31 $ — $ 6,866
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2060 Account
June 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .00 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 59 .03%
Blue Chip Fund
(a),(b)
50,575 $ 1,744
Core Fixed Income Fund
(a)
62,474 530
Diversified International Fund
(a)
210,158 2,694
International Small Company Fund
(a)
44,095 430
LargeCap Growth Fund I
(a),(b)
105,522 1,768
MidCap Fund
(a),(b)
9,542 345
MidCap Value Fund I
(a)
63,453 1,022
Origin Emerging Markets Fund
(a)
71,349 692
Real Estate Securities Fund
(a)
15,206 399
SmallCap Growth Fund I
(a),(b)
24,478 336
SmallCap Value Fund II
(a)
29,840 339
$ 10,299
Principal Funds, Inc. Institutional Class - 40 .97%
Equity Income Fund
(a)
44,281 1,588
High Income Fund
(a)
22,115 177
LargeCap S&P 500 Index Fund
(a)
75,497 1,698
LargeCap Value Fund III
(a)
89,385 1,562
MidCap Growth Fund III
(a),(b)
60,832 715
Overseas Fund
(a)
131,158 1,409
$ 7,149
TOTAL INVESTMENT COMPANIES $ 17,448
Total Investments $ 17,448
Other Assets and Liabilities -  0.00% —
TOTAL NET ASSETS - 100.00% $ 17,448
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 66 .00%
International Equity Funds 29 .95%
Fixed Income Funds 4 .05%
Other Assets and Liabilities
0 .00%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2022 Purchases Sales June 30, 2023
Value Cost Proceeds Value
Blue Chip Fund $ 1,461 $ 232 $ 261 $ 1,744
Core Fixed Income Fund 503 92 68 530
Diversified International Fund 2,118 605 302 2,694
Equity Income Fund 1,556 250 259 1,588
High Income Fund 163 33 22 177
International Small Company Fund 388 68 56 430
LargeCap Growth Fund I 1,419 232 261 1,768
LargeCap S&P 500 Index Fund 1,484 232 261 1,698
LargeCap Value Fund III 1,539 232 258 1,562
MidCap Fund 304 48 53 345
MidCap Growth Fund III 632 111 121 715
MidCap Value Fund I 996 158 174 1,022
Origin Emerging Markets Fund 513 203 73 692
Overseas Fund 1,077 285 129 1,409
Real Estate Securities Fund 368 66 50 399
SmallCap Growth Fund I 299 65 67 336
SmallCap Value Fund II 314 65 67 339
$ 15,134 $ 2,977 $ 2,482 $ 17,448
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 2 $ — $ 310
Core Fixed Income Fund 8 — — 3
Diversified International Fund — 1 — 272
Equity Income Fund 18 — — 41
High Income Fund 6 — — 3
International Small Company Fund — — — 30
LargeCap Growth Fund I — — — 378
LargeCap S&P 500 Index Fund — — — 243
LargeCap Value Fund III — — — 49
MidCap Fund — — — 46
MidCap Growth Fund III — — — 93
MidCap Value Fund I — — — 42
Origin Emerging Markets Fund — — — 49
Overseas Fund — — — 176
Real Estate Securities Fund 4 — — 15
SmallCap Growth Fund I — — — 39
SmallCap Value Fund II — — — 27
$ 36 $ 3 $ — $ 1,816
Amounts in thousands.

Schedule of Investments
Principal LifeTime Strategic Income Account
June 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 99.99% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 55.71%
Blue Chip Fund
(a),(b)
57,421 $ 1,980
Core Fixed Income Fund
(a)
2,253,924 19,113
Diversified International Fund
(a)
237,235 3,041
Diversified Real Asset Fund
(a)
122,565 1,337
International Small Company Fund
(a)
51,226 500
LargeCap Growth Fund I
(a),(b)
119,665 2,004
MidCap Fund
(a),(b)
8,970 324
MidCap Value Fund I
(a)
73,545 1,185
Origin Emerging Markets Fund
(a)
82,594 801
SmallCap Growth Fund I
(a),(b)
27,235 374
SmallCap Value Fund II
(a)
33,385 380
$ 31,039
Principal Funds, Inc. Institutional Class - 44.28%
Equity Income Fund
(a)
50,043 1,795
High Income Fund
(a)
458,985 3,672
Inflation Protection Fund
(a)
449,256 3,518
LargeCap S&P 500 Index Fund
(a)
85,877 1,931
LargeCap Value Fund III
(a)
100,947 1,765
MidCap Growth Fund III
(a),(b)
76,734 902
Overseas Fund
(a)
153,016 1,643
Short-Term Income Fund
(a)
815,358 9,442
$ 24,668
TOTAL INVESTMENT COMPANIES $ 55,707
Total Investments $ 55,707
Other Assets and Liabilities -  0.01% 7
TOTAL NET ASSETS - 100.00% $ 55,714
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary
Fund Type Percent
Fixed Income Funds 64.15%
Domestic Equity Funds 22.69%
International Equity Funds 10.75%
Specialty Funds 2.40%
Other Assets and Liabilities
0.01%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime Strategic Income Account
June 30, 2023 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2022 Purchases Sales June 30, 2023
Value Cost Proceeds Value
Blue Chip Fund $ 777 $ 760 $ 248 $ 1,980
Core Fixed Income Fund 8,556 14,200 1,773 19,113
Diversified International Fund 1,117 2,410 256 3,041
Diversified Real Asset Fund 623 848 125 1,337
Equity Income Fund 831 848 244 1,795
High Income Fund 1,589 2,809 330 3,672
Inflation Protection Fund 1,579 2,487 329 3,518
International Small Company Fund 216 327 45 500
LargeCap Growth Fund I 753 1,607 248 2,004
LargeCap S&P 500 Index Fund 791 940 247 1,931
LargeCap Value Fund III 822 1,175 242 1,765
MidCap Fund 136 98 48 324
MidCap Growth Fund III 375 511 121 902
MidCap Value Fund I 545 702 165 1,185
Origin Emerging Markets Fund 277 683 63 801
Overseas Fund 584 851 108 1,643
Short-Term Income Fund 4,237 6,321 863 9,442
SmallCap Growth Fund I 160 166 58 374
SmallCap Value Fund II 169 179 57 380
$ 24,137 $ 37,922 $ 5,570 $ 55,707
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)*
Blue Chip Fund $ — $ (51) $ — $ 742
Core Fixed Income Fund 198 (64) — (1,806)
Diversified International Fund — 4 — (234)
Diversified Real Asset Fund 14 — — (9)
Equity Income Fund 15 (1) — 361
High Income Fund 78 (25) — (371)
Inflation Protection Fund — 2 — (221)
International Small Company Fund — — — 2
LargeCap Growth Fund I — 15 — (123)
LargeCap S&P 500 Index Fund — (13) — 460
LargeCap Value Fund III — (3) — 13
MidCap Fund — (12) — 150
MidCap Growth Fund III — 9 — 128
MidCap Value Fund I — 1 — 102
Origin Emerging Markets Fund — 1 — (97)
Overseas Fund — 2 — 314
Short-Term Income Fund 91 3 — (256)
SmallCap Growth Fund I — (5) — 111
SmallCap Value Fund II — 2 — 87
$ 396 $ (135) $ — $ (647)
Amounts in thousands.
*Includes ($1,992) from merger of Principal LifeTime 2010 Account. See Notes for additional information.

Schedule of Investments
Real Estate Securities Account
June 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .40 % Shares Held Value (000's)
Money Market Funds - 0 .40%
Principal Government Money Market Fund - Class
R-6 5.01%
(a),(b)
537,000 $ 537
TOTAL INVESTMENT COMPANIES $ 537
COMMON STOCKS - 99 .11 % Shares Held Value (000's)
Entertainment - 0 .96%
Marriott Vacations Worldwide Corp 10,555 $ 1,295
REITs - 98 .15%
Agree Realty Corp 25,452 1,664
Alexandria Real Estate Equities Inc 38,229 4,339
American Homes 4 Rent 138,639 4,915
American Tower Corp 26,837 5,205
Apartment Income REIT Corp 69,696 2,515
Apple Hospitality REIT Inc 80,793 1,221
AvalonBay Communities Inc 36,944 6,992
Boston Properties Inc 15,605 899
Broadstone Net Lease Inc 115,718 1,787
Cousins Properties Inc 66,539 1,517
CubeSmart 57,360 2,562
DiamondRock Hospitality Co 109,840 880
Digital Realty Trust Inc 45,531 5,185
Equinix Inc 6,782 5,317
Equity LifeStyle Properties Inc 62,403 4,174
Equity Residential 18,920 1,248
Essex Property Trust Inc 22,244 5,212
Extra Space Storage Inc 39,585 5,892
First Industrial Realty Trust Inc 65,524 3,449
Gaming and Leisure Properties Inc 63,682 3,086
Healthcare Realty Trust Inc 81,435 1,536
InvenTrust Properties Corp 29,655 686
Invitation Homes Inc 152,720 5,254
Kilroy Realty Corp 44,747 1,346
National Health Investors Inc 20,938 1,098
NETSTREIT Corp 47,180 843
Prologis Inc 82,907 10,167
Public Storage 10,240 2,989
Regency Centers Corp 61,006 3,768
Rexford Industrial Realty Inc 86,698 4,527
Sabra Health Care REIT Inc 165,384 1,947
Saul Centers Inc 15,647 576
Simon Property Group Inc 16,201 1,871
Sun Communities Inc 38,611 5,037
Terreno Realty Corp 38,308 2,302
Ventas Inc 156,557 7,400
VICI Properties Inc 200,656 6,307
Welltower Inc 81,982 6,631
$ 132,344
TOTAL COMMON STOCKS $ 133,639
Total Investments $ 134,176
Other Assets and Liabilities -  0.49% 660
TOTAL NET ASSETS - 100.00% $ 134,836
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Current yield shown is as of period end.
Portfolio Summary
Sector Percent
Financial 98 .15%
Consumer, Cyclical 0 .96%
Money Market Funds 0 .40%
Other Assets and Liabilities
0 .49%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2022 Purchases Sales June 30, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.01% $ 1,325 $ 9,190 $ 9,978 $ 537
$ 1,325 $ 9,190 $ 9,978 $ 537
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.01% $ 18 $ — $ — $ —
$ 18 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
SAM Balanced Portfolio
June 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Money Market Funds - 1 .94%
Principal Government Money Market Fund - Class
R-6 5.01%
(a),(b)
11,353,554 $ 11,354
Principal Exchange-Traded Funds - 9 .28%
Principal U.S. Mega-Cap ETF
(a)
1,099,807 48,018
Principal U.S. Small-Cap ETF
(a)
146,600 6,217
$ 54,235
Principal Funds, Inc. Class R-6 - 47 .47%
Blue Chip Fund
(a),(c)
1,581,062 54,515
Core Fixed Income Fund
(a)
9,781,110 82,944
Diversified International Fund
(a)
2,066,338 26,490
Diversified Real Asset Fund
(a)
1,562,577 17,048
High Yield Fund
(a)
3,244,936 20,865
International Equity Index Fund
(a)
520,742 5,697
International Small Company Fund
(a)
609,563 5,943
LargeCap Growth Fund I
(a),(c)
1,266,238 21,210
Origin Emerging Markets Fund
(a)
1,505,420 14,603
Small-MidCap Dividend Income Fund
(a)
708,624 11,607
Spectrum Preferred and Capital Securities Income
Fund
(a)
1,959,884 16,698
$ 277,620
Principal Funds, Inc. Institutional Class - 30 .92%
Bond Market Index Fund
(a)
5,802,463 49,785
Finisterre Emerging Markets Total Return Bond
Fund
(a)
872,962 7,691
Inflation Protection Fund
(a)
1,286,015 10,069
LargeCap S&P 500 Index Fund
(a)
564,362 12,692
LargeCap Value Fund III
(a)
1,241,627 21,704
Overseas Fund
(a)
1,324,279 14,223
Principal Capital Appreciation Fund
(a)
750,154 47,642
Short-Term Income Fund
(a)
1,469,572 17,018
$ 180,824
Principal Variable Contracts Funds, Inc.  Class 1 - 10 .40%
Equity Income Account
(a)
1,527,084 42,178
Government & High Quality Bond Account
(a)
968,956 8,129
MidCap Account
(a)
176,924 10,504
$ 60,811
TOTAL INVESTMENT COMPANIES $ 584,844
Total Investments $ 584,844
Other Assets and Liabilities -  (0.01)% (47)
TOTAL NET ASSETS - 100.00% $ 584,797
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Current yield shown is as of period end.
(c) Non-income producing security
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 47 .25%
Fixed Income Funds 36 .46%
International Equity Funds 11 .45%
Specialty Funds 2 .91%
Money Market Funds 1 .94%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Balanced Portfolio
June 30, 2023 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2022 Purchases Sales June 30, 2023
Value Cost Proceeds Value
Blue Chip Fund $ 64,772 $ 1,410 $ 23,493 $ 54,515
Bond Market Index Fund 49,940 404 1,754 49,785
Core Fixed Income Fund 62,270 22,706 2,132 82,944
Diversified International Fund 27,877 105 4,701 26,490
Diversified Real Asset Fund 25,869 288 8,819 17,048
Equity Income Account 59,894 149 19,889 42,178
Finisterre Emerging Markets Total Return Bond Fund 7,568 252 394 7,691
Global Real Estate Securities Fund 2,661 — 2,794 —
Government & High Quality Bond Account 14,369 36 6,670 8,129
High Yield Fund 15,431 7,680 2,586 20,865
Inflation Protection Fund 11,848 46 2,069 10,069
International Equity Index Fund — 5,741 86 5,697
International Small Company Fund 6,116 2 631 5,943
LargeCap Growth Fund I 9,405 9,838 1,834 21,210
LargeCap S&P 500 Index Fund — 11,598 — 12,692
LargeCap Value Fund III 17,483 10,467 7,090 21,704
MidCap Account 24,449 71 16,313 10,504
Origin Emerging Markets Fund 20,740 1,598 9,352 14,603
Overseas Fund 9,765 3,561 798 14,223
Principal Capital Appreciation Fund 45,157 229 4,123 47,642
Principal Government Money Market Fund - Class R-6 5.01% 5,699 12,832 7,177 11,354
Principal U.S. Mega-Cap ETF 34,286 6,003 — 48,018
Principal U.S. Small-Cap ETF 7,373 — 1,697 6,217
Short-Term Income Fund 17,438 377 889 17,018
Small-MidCap Dividend Income Fund — 11,890 529 11,607
Spectrum Preferred and Capital Securities Income Fund 27,757 597 11,125 16,698
$ 568,167 $ 107,880 $ 136,945 $ 584,844
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 2,359 $ — $ 9,467
Bond Market Index Fund — (73) — 1,268
Core Fixed Income Fund 1,318 (264) — 364
Diversified International Fund — (797) — 4,006
Diversified Real Asset Fund 261 (1,557) — 1,267
Equity Income Account — 1,919 — 105
Finisterre Emerging Markets Total Return Bond Fund 225 (81) — 346
Global Real Estate Securities Fund — 579 — (446)
Government & High Quality Bond Account — (557) — 951
High Yield Fund 435 (279) — 619
Inflation Protection Fund — (238) — 482
International Equity Index Fund — — — 42
International Small Company Fund — (71) — 527
LargeCap Growth Fund I — (709) — 4,510
LargeCap S&P 500 Index Fund — — — 1,094
LargeCap Value Fund III — (865) — 1,709
MidCap Account — (4,091) — 6,388
Origin Emerging Markets Fund — (3,126) — 4,743
Overseas Fund — (42) — 1,737
Principal Capital Appreciation Fund — (929) — 7,308
Principal Government Money Market Fund - Class R-6 5.01% 181 — — —
Principal U.S. Mega-Cap ETF 144 — — 7,729
Principal U.S. Small-Cap ETF 4 658 — (117)
Short-Term Income Fund 259 (41) — 133
Small-MidCap Dividend Income Fund 96 (18) — 264
Spectrum Preferred and Capital Securities Income Fund 583 (1,911) — 1,380
$ 3,506 $ (10,134) $ — $ 55,876
Amounts in thousands.

Schedule of Investments
SAM Conservative Balanced Portfolio
June 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Money Market Funds - 0 .65%
Principal Government Money Market Fund - Class
R-6 5.01%
(a),(b)
1,053,719 $ 1,054
Principal Exchange-Traded Funds - 5 .95%
Principal U.S. Mega-Cap ETF
(a)
191,230 8,349
Principal U.S. Small-Cap ETF
(a)
32,200 1,365
$ 9,714
Principal Funds, Inc. Class R-6 - 49 .23%
Blue Chip Fund
(a),(c)
295,267 10,181
Core Fixed Income Fund
(a)
4,721,693 40,040
Diversified International Fund
(a)
319,451 4,095
Diversified Real Asset Fund
(a)
361,783 3,947
High Yield Fund
(a)
997,221 6,412
International Equity Index Fund
(a)
124,855 1,366
International Small Company Fund
(a)
98,747 963
LargeCap Growth Fund I
(a),(c)
132,349 2,217
Origin Emerging Markets Fund
(a)
298,567 2,896
Small-MidCap Dividend Income Fund
(a)
125,049 2,048
Spectrum Preferred and Capital Securities Income
Fund
(a)
736,459 6,275
$ 80,440
Principal Funds, Inc. Institutional Class - 34 .36%
Bond Market Index Fund
(a)
2,800,029 24,024
Finisterre Emerging Markets Total Return Bond
Fund
(a)
408,867 3,602
Inflation Protection Fund
(a)
654,435 5,124
LargeCap S&P 500 Index Fund
(a)
121,052 2,723
LargeCap Value Fund III
(a)
116,221 2,032
Overseas Fund
(a)
160,695 1,726
Principal Capital Appreciation Fund
(a)
145,975 9,271
Short-Term Income Fund
(a)
660,143 7,644
$ 56,146
Principal Variable Contracts Funds, Inc.  Class 1 - 9 .82%
Equity Income Account
(a)
373,910 10,327
Government & High Quality Bond Account
(a)
474,085 3,978
MidCap Account
(a)
29,265 1,737
$ 16,042
TOTAL INVESTMENT COMPANIES $ 163,396
Total Investments $ 163,396
Other Assets and Liabilities -  (0.01)% (10)
TOTAL NET ASSETS - 100.00% $ 163,386
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Current yield shown is as of period end.
(c) Non-income producing security
Portfolio Summary
Fund Type Percent
Fixed Income Funds 59 .43%
Domestic Equity Funds 30 .75%
International Equity Funds 6 .77%
Specialty Funds 2 .41%
Money Market Funds 0 .65%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Conservative Balanced Portfolio
June 30, 2023 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2022 Purchases Sales June 30, 2023
Value Cost Proceeds Value
Blue Chip Fund $ 13,398 $ 339 $ 5,849 $ 10,181
Bond Market Index Fund 24,448 805 1,811 24,024
Core Fixed Income Fund 31,863 10,734 2,635 40,040
Diversified International Fund 4,875 117 1,418 4,095
Diversified Real Asset Fund 4,550 184 748 3,947
Equity Income Account 15,148 307 5,634 10,327
Finisterre Emerging Markets Total Return Bond Fund 4,004 212 745 3,602
Global Real Estate Securities Fund 884 — 927 —
Government & High Quality Bond Account 7,854 109 4,164 3,978
High Yield Fund 4,795 2,547 1,036 6,412
Inflation Protection Fund 5,541 140 672 5,124
International Equity Index Fund — 1,373 17 1,366
International Small Company Fund 1,027 30 169 963
LargeCap Growth Fund I — 1,990 39 2,217
LargeCap S&P 500 Index Fund — 2,489 — 2,723
LargeCap Value Fund III — 2,004 35 2,032
MidCap Account 4,398 77 3,133 1,737
Origin Emerging Markets Fund 3,684 599 1,682 2,896
Overseas Fund 1,169 487 155 1,726
Principal Capital Appreciation Fund 8,776 382 1,107 9,271
Principal Government Money Market Fund - Class R-6 5.01% 1,465 2,469 2,880 1,054
Principal U.S. Mega-Cap ETF 6,103 886 — 8,349
Principal U.S. Small-Cap ETF 1,376 — 121 1,365
Short-Term Income Fund 7,608 438 442 7,644
Small-MidCap Dividend Income Fund — 2,093 96 2,048
Spectrum Preferred and Capital Securities Income Fund 10,339 415 4,280 6,275
$ 163,305 $ 31,226 $ 39,795 $ 163,396
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 20 $ — $ 2,273
Bond Market Index Fund — (81) — 663
Core Fixed Income Fund 643 (392) — 470
Diversified International Fund — (228) — 749
Diversified Real Asset Fund 53 (110) — 71
Equity Income Account — (534) — 1,040
Finisterre Emerging Markets Total Return Bond Fund 109 (155) — 286
Global Real Estate Securities Fund — 202 — (159)
Government & High Quality Bond Account — (407) — 586
High Yield Fund 131 (73) — 179
Inflation Protection Fund — (77) — 192
International Equity Index Fund — — — 10
International Small Company Fund — (5) — 80
LargeCap Growth Fund I — 2 — 264
LargeCap S&P 500 Index Fund — — — 234
LargeCap Value Fund III — — — 63
MidCap Account — (703) — 1,098
Origin Emerging Markets Fund — (567) — 862
Overseas Fund — (6) — 231
Principal Capital Appreciation Fund — (146) — 1,366
Principal Government Money Market Fund - Class R-6 5.01% 30 — — —
Principal U.S. Mega-Cap ETF 26 — — 1,360
Principal U.S. Small-Cap ETF 1 47 — 63
Short-Term Income Fund 115 (20) — 60
Small-MidCap Dividend Income Fund 17 (8) — 59
Spectrum Preferred and Capital Securities Income Fund 210 (755) — 556
$ 1,335 $ (3,996) $ — $ 12,656
Amounts in thousands.

Schedule of Investments
SAM Conservative Growth Portfolio
June 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Money Market Funds - 2 .58%
Principal Government Money Market Fund - Class
R-6 5.01%
(a),(b)
9,676,533 $ 9,677
Principal Exchange-Traded Funds - 11 .73%
Principal U.S. Mega-Cap ETF
(a)
889,311 38,827
Principal U.S. Small-Cap ETF
(a)
121,400 5,149
$ 43,976
Principal Funds, Inc. Class R-6 - 44 .88%
Blue Chip Fund
(a),(c)
1,391,014 47,963
Core Fixed Income Fund
(a)
2,652,340 22,492
Diversified International Fund
(a)
1,831,920 23,485
Diversified Real Asset Fund
(a)
973,287 10,619
High Yield Fund
(a)
842,534 5,418
International Equity Index Fund
(a)
660,205 7,223
International Small Company Fund
(a)
537,139 5,237
LargeCap Growth Fund I
(a),(c)
1,043,714 17,482
Origin Emerging Markets Fund
(a)
1,324,220 12,845
Small-MidCap Dividend Income Fund
(a)
652,469 10,687
Spectrum Preferred and Capital Securities Income
Fund
(a)
556,467 4,741
$ 168,192
Principal Funds, Inc. Institutional Class - 27 .53%
Bond Market Index Fund
(a)
1,552,870 13,324
Finisterre Emerging Markets Total Return Bond
Fund
(a)
330,439 2,911
Inflation Protection Fund
(a)
310,260 2,429
LargeCap S&P 500 Index Fund
(a)
442,921 9,961
LargeCap Value Fund III
(a)
1,080,641 18,890
Overseas Fund
(a)
863,722 9,276
Principal Capital Appreciation Fund
(a)
665,348 42,256
Short-Term Income Fund
(a)
357,235 4,137
$ 103,184
Principal Variable Contracts Funds, Inc.  Class 1 - 13 .29%
Equity Income Account
(a)
1,414,945 39,081
Government & High Quality Bond Account
(a)
281,098 2,358
MidCap Account
(a)
140,851 8,362
$ 49,801
TOTAL INVESTMENT COMPANIES $ 374,830
Total Investments $ 374,830
Other Assets and Liabilities -  (0.01)% (50)
TOTAL NET ASSETS - 100.00% $ 374,780
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Current yield shown is as of period end.
(c) Non-income producing security
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 63 .67%
International Equity Funds 15 .50%
Fixed Income Funds 15 .43%
Specialty Funds 2 .83%
Money Market Funds 2 .58%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Conservative Growth Portfolio
June 30, 2023 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2022 Purchases Sales June 30, 2023
Value Cost Proceeds Value
Blue Chip Fund $ 52,252 $ 658 $ 14,846 $ 47,963
Bond Market Index Fund 12,833 493 310 13,324
Core Fixed Income Fund 17,121 5,727 399 22,492
Diversified International Fund 23,851 305 3,452 23,485
Diversified Real Asset Fund 16,613 363 6,134 10,619
Equity Income Account 48,403 573 11,669 39,081
Finisterre Emerging Markets Total Return Bond Fund 2,849 120 158 2,911
Global Real Estate Securities Fund 1,595 — 1,675 —
Government & High Quality Bond Account 3,539 97 1,369 2,358
High Yield Fund 3,942 2,064 676 5,418
Inflation Protection Fund 2,364 85 70 2,429
International Equity Index Fund — 7,230 59 7,223
International Small Company Fund 4,990 105 238 5,237
LargeCap Growth Fund I 8,562 6,632 887 17,482
LargeCap S&P 500 Index Fund — 9,103 — 9,961
LargeCap Value Fund III 14,700 7,303 3,805 18,890
MidCap Account 21,660 166 15,426 8,362
Origin Emerging Markets Fund 16,935 1,943 7,378 12,845
Overseas Fund 6,698 1,729 375 9,276
Principal Capital Appreciation Fund 38,060 640 1,960 42,256
Principal Government Money Market Fund - Class R-6 5.01% 2,766 12,240 5,329 9,677
Principal U.S. Mega-Cap ETF 27,994 4,552 — 38,827
Principal U.S. Small-Cap ETF 6,974 — 2,302 5,149
Short-Term Income Fund 3,958 307 149 4,137
Small-MidCap Dividend Income Fund — 10,712 280 10,687
Spectrum Preferred and Capital Securities Income Fund 7,046 219 2,376 4,741
$ 345,705 $ 73,366 $ 81,322 $ 374,830
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ (1,088) $ — $ 10,987
Bond Market Index Fund — (10) — 318
Core Fixed Income Fund 350 (62) — 105
Diversified International Fund — (449) — 3,230
Diversified Real Asset Fund 167 (1,152) — 929
Equity Income Account — (703) — 2,477
Finisterre Emerging Markets Total Return Bond Fund 85 (32) — 132
Global Real Estate Securities Fund — 63 — 17
Government & High Quality Bond Account — (124) — 215
High Yield Fund 111 (82) — 170
Inflation Protection Fund — (5) — 55
International Equity Index Fund — (1) — 53
International Small Company Fund — (43) — 423
LargeCap Growth Fund I — (348) — 3,523
LargeCap S&P 500 Index Fund — — — 858
LargeCap Value Fund III — (473) — 1,165
MidCap Account — (3,737) — 5,699
Origin Emerging Markets Fund — (2,611) — 3,956
Overseas Fund — (31) — 1,255
Principal Capital Appreciation Fund — (453) — 5,969
Principal Government Money Market Fund - Class R-6 5.01% 170 — — —
Principal U.S. Mega-Cap ETF 118 — — 6,281
Principal U.S. Small-Cap ETF 3 883 — (406)
Short-Term Income Fund 61 (7) — 28
Small-MidCap Dividend Income Fund 88 (13) — 268
Spectrum Preferred and Capital Securities Income Fund 157 (430) — 282
$ 1,310 $ (10,908) $ — $ 47,989
Amounts in thousands.

Schedule of Investments
SAM Flexible Income Portfolio
June 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .00 % Shares Held Value (000's)
Money Market Funds - 1 .09%
Principal Government Money Market Fund - Class
R-6 5.01%
(a),(b)
1,537,615 $ 1,538
Principal Exchange-Traded Funds - 5 .44%
Principal Active High Yield ETF
(a)
121,116 2,223
Principal U.S. Mega-Cap ETF
(a)
124,407 5,432
$ 7,655
Principal Funds, Inc. Class R-6 - 45 .48%
Blue Chip Fund
(a),(c)
87,804 3,028
Core Fixed Income Fund
(a)
4,881,240 41,393
Diversified International Fund
(a)
292,478 3,750
Global Real Estate Securities Fund
(a)
78,857 692
High Yield Fund
(a)
702,840 4,519
LargeCap Growth Fund I
(a),(c)
89,680 1,502
Origin Emerging Markets Fund
(a)
74,958 727
Small-MidCap Dividend Income Fund
(a)
172,369 2,823
Spectrum Preferred and Capital Securities Income
Fund
(a)
652,595 5,560
$ 63,994
Principal Funds, Inc. Institutional Class - 40 .31%
Bond Market Index Fund
(a)
3,519,314 30,196
Finisterre Emerging Markets Total Return Bond
Fund
(a)
353,641 3,115
Inflation Protection Fund
(a)
837,447 6,557
LargeCap S&P 500 Index Fund
(a)
70,467 1,585
LargeCap Value Fund III
(a)
81,046 1,417
Principal Capital Appreciation Fund
(a)
83,999 5,335
Short-Term Income Fund
(a)
735,721 8,519
$ 56,724
Principal Variable Contracts Funds, Inc.  Class 1 - 7 .68%
Equity Income Account
(a)
167,666 4,631
Government & High Quality Bond Account
(a)
737,032 6,184
$ 10,815
TOTAL INVESTMENT COMPANIES $ 140,726
Total Investments $ 140,726
Other Assets and Liabilities -  0.00% (4)
TOTAL NET ASSETS - 100.00% $ 140,722
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Current yield shown is as of period end.
(c) Non-income producing security
Portfolio Summary
Fund Type Percent
Fixed Income Funds 76 .92%
Domestic Equity Funds 18 .31%
International Equity Funds 3 .68%
Money Market Funds 1 .09%
Other Assets and Liabilities
0 .00%
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Flexible Income Portfolio
June 30, 2023 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2022 Purchases Sales June 30, 2023
Value Cost Proceeds Value
Blue Chip Fund $ 5,608 $ 40 $ 3,439 $ 3,028
Bond Market Index Fund 29,785 1,739 2,031 30,196
Core Fixed Income Fund 37,696 6,215 2,717 41,393
Diversified International Fund 3,148 618 407 3,750
Equity Income Account 9,180 40 4,865 4,631
Finisterre Emerging Markets Total Return Bond Fund 2,946 227 162 3,115
Global Real Estate Securities Fund 868 — 198 692
Government & High Quality Bond Account 9,306 105 3,426 6,184
High Yield Fund 1,989 2,613 127 4,519
Inflation Protection Fund 7,092 106 788 6,557
LargeCap Growth Fund I — 1,436 121 1,502
LargeCap S&P 500 Index Fund — 1,449 — 1,585
LargeCap Value Fund III — 1,449 75 1,417
Origin Emerging Markets Fund 1,054 150 559 727
Principal Active High Yield ETF 3,054 — 914 2,223
Principal Capital Appreciation Fund 5,292 80 760 5,335
Principal Government Money Market Fund - Class R-6 5.01% 1,277 1,400 1,139 1,538
Principal U.S. Mega-Cap ETF 3,729 846 — 5,432
Short-Term Income Fund 8,599 375 500 8,519
Small-MidCap Dividend Income Fund 1,656 1,323 302 2,823
Spectrum Preferred and Capital Securities Income Fund 10,745 270 5,306 5,560
$ 143,024 $ 20,481 $ 27,836 $ 140,726
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ (91) $ — $ 910
Bond Market Index Fund — (87) — 790
Core Fixed Income Fund 673 (444) — 643
Diversified International Fund — (18) — 409
Equity Income Account — (501) — 777
Finisterre Emerging Markets Total Return Bond Fund 90 (35) — 139
Global Real Estate Securities Fund — 40 — (18)
Government & High Quality Bond Account — (388) — 587
High Yield Fund 66 (7) — 51
Inflation Protection Fund — (91) — 238
LargeCap Growth Fund I — 8 — 179
LargeCap S&P 500 Index Fund — — — 136
LargeCap Value Fund III — — — 43
Origin Emerging Markets Fund — (273) — 355
Principal Active High Yield ETF 58 (20) — 103
Principal Capital Appreciation Fund — (88) — 811
Principal Government Money Market Fund - Class R-6 5.01% 34 — — —
Principal U.S. Mega-Cap ETF 16 — — 857
Short-Term Income Fund 129 (23) — 68
Small-MidCap Dividend Income Fund 24 (36) — 182
Spectrum Preferred and Capital Securities Income Fund 205 (884) — 735
$ 1,295 $ (2,938) $ — $ 7,995
Amounts in thousands.

Schedule of Investments
SAM Strategic Growth Portfolio
June 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .02 % Shares Held Value (000's)
Money Market Funds - 1 .17%
Principal Government Money Market Fund - Class
R-6 5.01%
(a),(b)
4,434,470 $ 4,434
Principal Exchange-Traded Funds - 13 .00%
Principal U.S. Mega-Cap ETF
(a)
975,000 42,569
Principal U.S. Small-Cap ETF
(a)
154,100 6,535
$ 49,104
Principal Funds, Inc. Class R-6 - 42 .68%
Blue Chip Fund
(a),(c)
1,630,319 56,213
Diversified International Fund
(a)
1,895,838 24,305
Diversified Real Asset Fund
(a)
870,471 9,497
International Equity Index Fund
(a)
874,503 9,567
International Small Company Fund
(a)
927,752 9,046
LargeCap Growth Fund I
(a),(c)
1,230,930 20,618
Origin Emerging Markets Fund
(a)
1,750,875 16,983
Small-MidCap Dividend Income Fund
(a)
913,808 14,968
$ 161,197
Principal Funds, Inc. Institutional Class - 29 .53%
Bond Market Index Fund
(a)
916,490 7,864
LargeCap S&P 500 Index Fund
(a)
527,083 11,854
LargeCap Value Fund III
(a)
1,275,965 22,304
Overseas Fund
(a)
1,743,012 18,720
Principal Capital Appreciation Fund
(a)
799,345 50,766
$ 111,508
Principal Variable Contracts Funds, Inc.  Class 1 - 13 .64%
Equity Income Account
(a)
1,589,754 43,909
MidCap Account
(a)
128,154 7,609
$ 51,518
TOTAL INVESTMENT COMPANIES $ 377,761
Total Investments $ 377,761
Other Assets and Liabilities -  (0.02)% (84)
TOTAL NET ASSETS - 100.00% $ 377,677
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Current yield shown is as of period end.
(c) Non-income producing security
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 73 .43%
International Equity Funds 20 .83%
Specialty Funds 2 .51%
Fixed Income Funds 2 .08%
Money Market Funds 1 .17%
Other Assets and Liabilities
( 0 .02 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Strategic Growth Portfolio
June 30, 2023 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2022 Purchases Sales June 30, 2023
Value Cost Proceeds Value
Blue Chip Fund $ 57,590 $ 2,474 $ 15,131 $ 56,213
Bond Market Index Fund 9,733 259 2,392 7,864
Diversified International Fund 25,055 400 4,028 24,305
Diversified Real Asset Fund 9,023 645 106 9,497
Equity Income Account 53,712 581 12,373 43,909
International Equity Index Fund — 9,536 39 9,567
International Small Company Fund 8,507 199 306 9,046
LargeCap Growth Fund I 10,225 7,569 941 20,618
LargeCap S&P 500 Index Fund — 10,920 90 11,854
LargeCap Value Fund III 17,244 8,320 4,071 22,304
MidCap Account 23,458 225 18,069 7,609
Origin Emerging Markets Fund 22,470 2,012 9,277 16,983
Overseas Fund 14,696 2,212 719 18,720
Principal Capital Appreciation Fund 44,659 1,037 1,476 50,766
Principal Government Money Market Fund - Class R-6 5.01% 2,373 6,641 4,580 4,434
Principal U.S. Mega-Cap ETF 31,084 4,554 — 42,569
Principal U.S. Small-Cap ETF 9,035 — 3,112 6,535
Small-MidCap Dividend Income Fund — 14,968 369 14,968
$ 338,864 $ 72,552 $ 77,079 $ 377,761
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ (1,706) $ — $ 12,986
Bond Market Index Fund — (65) — 329
Diversified International Fund — (714) — 3,592
Diversified Real Asset Fund 120 (13) — (52)
Equity Income Account — (1,252) — 3,241
International Equity Index Fund — — — 70
International Small Company Fund — (87) — 733
LargeCap Growth Fund I — (52) — 3,817
LargeCap S&P 500 Index Fund — 3 — 1,021
LargeCap Value Fund III — 99 — 712
MidCap Account — (3,112) — 5,107
Origin Emerging Markets Fund — (485) — 2,263
Overseas Fund — (64) — 2,595
Principal Capital Appreciation Fund — (347) — 6,893
Principal Government Money Market Fund - Class R-6 5.01% 105 — — —
Principal U.S. Mega-Cap ETF 131 — — 6,931
Principal U.S. Small-Cap ETF 4 1,188 — (576)
Small-MidCap Dividend Income Fund 120 (14) — 383
$ 480 $ (6,621) $ — $ 50,045
Amounts in thousands.

Schedule of Investments
Short-Term Income Account
June 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3 .11 % Shares Held Value (000's)
Money Market Funds - 3 .11%
BlackRock Liquidity FedFund - Institutional Class
5.00%
(a),(b)
433,245 $ 433
Principal Government Money Market Fund - Class
R-6 5.01%
(a),(c)
3,880,195 3,880
$ 4,313
TOTAL INVESTMENT COMPANIES $ 4,313
BONDS - 86 .39%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 0 .18%
Raytheon Technologies Corp
3.20%, 03/15/2024 $ 250 $ 246
Agriculture - 0 .07%
Bunge Ltd Finance Corp
1.63%, 08/17/2025 100 92
Airlines - 0 .41%
Alaska Airlines 2020-1 Class A Pass Through Trust
4.80%, 02/15/2029
(d)
402 386
Delta Air Lines Inc / SkyMiles IP Ltd
4.50%, 10/20/2025
(d)
191 187
$ 573
Automobile Asset Backed Securities - 7 .61%
Americredit Automobile Receivables Trust 2022-1
2.05%, 01/20/2026 385 383
CPS Auto Receivables Trust 2021-D
0.61%, 10/15/2025
(d)
5 6
CPS Auto Receivables Trust 2022-A
0.98%, 04/16/2029
(d)
56 56
CPS Auto Receivables Trust 2022-B
2.88%, 06/15/2026
(d)
755 746
Ford Credit Auto Owner Trust 2018-REV2
3.47%, 01/15/2030
(d)
800 799
Ford Credit Auto Owner Trust 2019-REV1
3.52%, 07/15/2030
(d)
300 296
Ford Credit Auto Owner Trust 2020-REV2
1.06%, 04/15/2033
(d)
475 429
Ford Credit Auto Owner Trust 2021-REV1
1.37%, 10/17/2033
(d)
250 223
GM Financial Consumer Automobile Receivables
Trust 2023-1
5.19%, 03/16/2026 300 299
Honda Auto Receivables 2023-2 Owner Trust
5.41%, 04/15/2026 500 499
Mercedes-Benz Auto Receivables Trust 2023-1
5.09%, 01/15/2026 200 199
Navistar Financial Dealer Note Master Owner Trust
II
6.32%, 05/25/2027
(d)
800 801
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.25%
Nissan Auto Receivables 2023-A Owner Trust
5.34%, 02/17/2026 400 399
OneMain Direct Auto Receivables Trust 2019-1
3.63%, 09/14/2027
(d)
750 722
OneMain Direct Auto Receivables Trust 2021-1
0.87%, 07/14/2028
(d)
750 708
OneMain Direct Auto Receivables Trust 2022-1
4.65%, 03/14/2029
(d)
500 487
Santander Drive Auto Receivables Trust 2022-5
3.98%, 01/15/2025 73 73
Toyota Auto Loan Extended Note Trust 2019-1
2.56%, 11/25/2031
(d)
750 728
Toyota Auto Loan Extended Note Trust 2020-1
1.35%, 05/25/2033
(d)
200 185
Toyota Auto Receivables 2023-A Owner Trust
5.05%, 01/15/2026 600 597
Westlake Automobile Receivables Trust 2021-1
0.64%, 03/16/2026
(d)
60 60
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
Westlake Automobile Receivables Trust 2021-2
0.32%, 04/15/2025
(d)
$ 11 $ 11
Westlake Automobile Receivables Trust 2022-1
1.97%, 12/16/2024
(d)
306 304
Westlake Automobile Receivables Trust 2022-2
6.20%, 08/15/2025
(d)
256 256
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.13%
World Omni Auto Receivables Trust 2022-A
1.15%, 04/15/2025 173 172
World Omni Auto Receivables Trust 2023-A
5.50%, 07/15/2026 500 500
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.43%
World Omni Select Auto Trust 2023-A
5.92%, 03/15/2027 600 599
$ 10,537
Banks - 15 .12%
Bank of America Corp
0.98%, 09/25/2025
(e)
1,250 1,174
Secured Overnight Financing Rate + 0.91%
1.20%, 10/24/2026
(e)
700 630
Secured Overnight Financing Rate + 1.01%
1.32%, 06/19/2026
(e)
600 550
Secured Overnight Financing Rate + 1.15%
4.20%, 08/26/2024 750 736
Bank of Montreal
0.95%, 01/22/2027
(e)
600 536
Secured Overnight Financing Rate + 0.60%
Bank of New York Mellon Corp/The
5.37%, 04/26/2024 500 499
Secured Overnight Financing Rate + 0.26%
Bank of Nova Scotia/The
1.30%, 09/15/2026 307 270
Barclays PLC
2.28%, 11/24/2027
(e)
500 440
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.05%
5.30%, 08/09/2026
(e)
500 488
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.30%
BNP Paribas SA
5.13%, 01/13/2029
(d),(e)
400 391
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.45%
Citigroup Inc
0.78%, 10/30/2024
(e)
400 393
Secured Overnight Financing Rate + 0.69%
1.12%, 01/28/2027
(e)
900 802
Secured Overnight Financing Rate + 0.77%
4.00%, 08/05/2024
(f)
274 268
Deutsche Bank AG/New York NY
0.90%, 05/28/2024 175 166
0.96%, 11/08/2023 400 392
Fifth Third Bancorp
3.65%, 01/25/2024 200 197
4.30%, 01/16/2024
(f)
400 395
Goldman Sachs Group Inc/The
1.22%, 12/06/2023 500 490
2.64%, 02/24/2028
(e)
300 272
Secured Overnight Financing Rate + 1.11%
4.48%, 08/23/2028
(e)
500 483
Secured Overnight Financing Rate + 1.73%
5.86%, 12/09/2026 600 595
Secured Overnight Financing Rate + 0.79%

Schedule of Investments
Short-Term Income Account
June 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
HSBC Holdings PLC
2.63%, 11/07/2025
(e)
$ 200 $ 190
CME Term Secured Overnight Financing
Rate 3 Month + 1.40%
JPMorgan Chase & Co
1.04%, 02/04/2027
(e)
700 623
CME Term Secured Overnight Financing
Rate 3 Month + 0.70%
1.05%, 11/19/2026
(e)
1,400 1,254
Secured Overnight Financing Rate + 0.80%
KeyBank NA/Cleveland OH
5.85%, 11/15/2027 600 565
Morgan Stanley
1.59%, 05/04/2027
(e)
250 224
Secured Overnight Financing Rate + 0.88%
2.48%, 01/21/2028
(e)
300 271
Secured Overnight Financing Rate + 1.00%
5.05%, 01/28/2027
(e)
250 248
Secured Overnight Financing Rate + 1.30%
5.56%, 01/25/2024 750 749
Secured Overnight Financing Rate + 0.46%
5.73%, 01/24/2025 1,000 998
Secured Overnight Financing Rate + 0.63%
NatWest Group PLC
4.27%, 03/22/2025
(e)
250 246
3 Month USD LIBOR + 1.76%
NatWest Markets PLC
0.80%, 08/12/2024
(d)
200 188
1.60%, 09/29/2026
(d)
400 351
Royal Bank of Canada
0.88%, 01/20/2026 600 537
Societe Generale SA
2.63%, 01/22/2025
(d)
300 282
Toronto-Dominion Bank/The
0.75%, 01/06/2026 600 536
Truist Financial Corp
1.27%, 03/02/2027
(e)
348 307
Secured Overnight Financing Rate + 0.61%
UBS Group AG
1.01%, 07/30/2024
(d),(e)
250 249
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.83%
2.59%, 09/11/2025
(d),(e)
650 620
Secured Overnight Financing Rate + 1.56%
4.49%, 08/05/2025
(d),(e)
750 733
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.60%
Wells Fargo & Co
2.16%, 02/11/2026
(e)
800 753
CME Term Secured Overnight Financing
Rate 3 Month + 1.01%
2.19%, 04/30/2026
(e)
400 375
Secured Overnight Financing Rate + 2.00%
2.41%, 10/30/2025
(e)
500 476
CME Term Secured Overnight Financing
Rate 3 Month + 1.09%
$ 20,942
Beverages - 0 .76%
JDE Peet's NV
0.80%, 09/24/2024
(d)
500 469
Keurig Dr Pepper Inc
0.75%, 03/15/2024 600 579
$ 1,048
Biotechnology - 1 .09%
Amgen Inc
5.15%, 03/02/2028 400 400
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Biotechnology (continued)
Gilead Sciences Inc
0.75%, 09/29/2023 $ 1,124 $ 1,111
$ 1,511
Building Materials - 0 .22%
Martin Marietta Materials Inc
4.25%, 07/02/2024 309 305
Chemicals - 0 .65%
Celanese US Holdings LLC
3.50%, 05/08/2024 200 196
Nutrien Ltd
5.90%, 11/07/2024 450 450
Westlake Corp
3.60%, 08/15/2026 268 251
$ 897
Commercial Mortgage Backed Securities - 10 .42%
Arbor Multifamily Mortgage Securities Trust
2022-MF4
3.27%, 02/15/2055
(d),(g)
545 506
BX 2021-LBA3 Mortgage Trust
5.88%, 10/15/2036
(d)
250 242
1.00 x 1 Month USD LIBOR + 0.69%
BX Commercial Mortgage Trust 2021-21M
5.92%, 10/15/2036
(d)
279 271
1.00 x 1 Month USD LIBOR + 0.73%
BX Commercial Mortgage Trust 2021-ACNT
6.04%, 11/15/2038
(d)
400 390
1.00 x 1 Month USD LIBOR + 0.85%
BX Commercial Mortgage Trust 2021-SOAR
5.86%, 06/15/2038
(d)
291 283
1.00 x 1 Month USD LIBOR + 0.67%
BX Commercial Mortgage Trust 2021-VINO
5.85%, 05/15/2038
(d)
200 195
1.00 x 1 Month USD LIBOR + 0.65%
BX Commercial Mortgage Trust 2021-VOLT
5.89%, 09/15/2036
(d)
1,000 968
1.00 x 1 Month USD LIBOR + 0.70%
BX Commercial Mortgage Trust 2021-XL2
5.88%, 10/15/2038
(d)
927 899
1.00 x 1 Month USD LIBOR + 0.69%
BX Trust 2021-BXMF
5.83%, 10/15/2026
(d)
375 363
1.00 x 1 Month USD LIBOR + 0.64%
BX Trust 2021-LGCY
5.70%, 10/15/2036
(d)
750 724
1.00 x 1 Month USD LIBOR + 0.51%
Cold Storage Trust 2020-ICE5
6.09%, 11/15/2037
(d)
590 580
1.00 x 1 Month USD LIBOR + 0.90%
Credit Suisse Mortgage Capital Certificates
2019-ICE4
6.17%, 05/15/2036
(d)
698 695
1.00 x 1 Month USD LIBOR + 0.98%
ELP Commercial Mortgage Trust 2021-ELP
5.90%, 11/15/2038
(d)
750 728
1.00 x 1 Month USD LIBOR + 0.70%
Ginnie Mae
0.06%, 02/16/2055
(g),(h)
2,331 2
0.23%, 10/16/2054
(g),(h)
1,140 16
0.31%, 01/16/2054
(g),(h)
353 2
0.31%, 01/16/2055
(g),(h)
2,550 14
0.33%, 09/16/2055
(g),(h)
887 7
0.78%, 06/16/2045
(g),(h)
317 4
JP Morgan Chase Commercial Mortgage Securities
Trust 2021-MHC
6.06%, 04/15/2038
(d)
718 706
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.91%

Schedule of Investments
Short-Term Income Account
June 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
Life 2021-BMR Mortgage Trust
5.96%, 03/15/2038
(d)
$ 639 $ 622
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.81%
Life 2022-BMR Mortgage Trust
6.44%, 05/15/2039
(d)
800 783
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.30%
MHC Commercial Mortgage Trust 2021-MHC
6.06%, 04/15/2038
(d)
1,000 982
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.92%
MHC Trust 2021-MHC2
6.11%, 05/15/2038
(d)
1,300 1,275
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.96%
MHP 2021-STOR
5.89%, 07/15/2038
(d)
650 633
1.00 x 1 Month USD LIBOR + 0.70%
MHP 2022-MHIL
5.96%, 01/15/2027
(d)
486 471
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.81%
OPG Trust 2021-PORT
5.68%, 10/15/2036
(d)
666 644
1.00 x 1 Month USD LIBOR + 0.48%
SREIT Trust 2021-MFP
5.92%, 11/15/2038
(d)
600 583
1.00 x 1 Month USD LIBOR + 0.73%
TPGI Trust 2021-DGWD
5.89%, 06/15/2026
(d)
876 851
1.00 x 1 Month USD LIBOR + 0.70%
$ 14,439
Computers - 1 .18%
Apple Inc
1.13%, 05/11/2025 1,000 932
Dell International LLC / EMC Corp
5.25%, 02/01/2028 400 399
Hewlett Packard Enterprise Co
4.45%, 10/02/2023 300 299
$ 1,630
Consumer Products - 0 .32%
Avery Dennison Corp
0.85%, 08/15/2024 475 448
Diversified Financial Services - 0 .51%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
1.65%, 10/29/2024 500 470
Capital One Financial Corp
3.90%, 01/29/2024 242 239
$ 709
Electric - 7 .27%
AES Corp/The
1.38%, 01/15/2026 400 357
Alliant Energy Finance LLC
1.40%, 03/15/2026
(d)
150 133
American Electric Power Co Inc
2.03%, 03/15/2024 350 340
5.78%, 11/01/2023 600 600
3 Month USD LIBOR + 0.48%
Black Hills Corp
1.04%, 08/23/2024 550 520
4.25%, 11/30/2023 750 745
Dominion Energy Inc
3.07%, 08/15/2024
(g)
200 193
6.08%, 09/15/2023 600 600
3 Month USD LIBOR + 0.53%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
DTE Energy Co
1.05%, 06/01/2025 $ 100 $ 92
2.53%, 10/01/2024
(g)
300 287
Duke Energy Corp
0.90%, 09/15/2025 250 228
Emera US Finance LP
0.83%, 06/15/2024 395 373
Entergy Louisiana LLC
0.62%, 11/17/2023 91 89
0.95%, 10/01/2024 500 471
Evergy Inc
2.45%, 09/15/2024 200 192
Eversource Energy
5.45%, 03/01/2028 350 352
Fells Point Funding Trust
3.05%, 01/31/2027
(d)
750 689
Fortis Inc/Canada
3.06%, 10/04/2026 656 604
NextEra Energy Capital Holdings Inc
4.90%, 02/28/2028 167 165
5.48%, 11/03/2023 800 800
Secured Overnight Financing Rate + 0.40%
6.05%, 03/01/2025 150 151
Public Service Enterprise Group Inc
0.80%, 08/15/2025 400 362
2.88%, 06/15/2024 100 97
Southwestern Electric Power Co
1.65%, 03/15/2026 400 361
Tucson Electric Power Co
3.05%, 03/15/2025 100 96
Vistra Operations Co LLC
3.70%, 01/30/2027
(d)
500 458
Xcel Energy Inc
0.50%, 10/15/2023 500 493
1.75%, 03/15/2027 250 221
$ 10,069
Entertainment - 0 .20%
Warnermedia Holdings Inc
3.76%, 03/15/2027 300 280
Food - 1 .78%
Mondelez International Holdings Netherlands BV
0.75%, 09/24/2024
(d)
500 470
Nestle Holdings Inc
0.38%, 01/15/2024
(d)
850 827
0.61%, 09/14/2024
(d)
500 473
Pilgrim's Pride Corp
5.88%, 09/30/2027
(d)
700 692
$ 2,462
Forest Products & Paper - 0 .26%
Georgia-Pacific LLC
1.75%, 09/30/2025
(d)
400 367
Gas - 0 .37%
NiSource Inc
0.95%, 08/15/2025 400 365
5.25%, 03/30/2028 150 150
$ 515
Healthcare - Products - 0 .36%
Revvity Inc
0.55%, 09/15/2023 500 495
Healthcare - Services - 1 .58%
Centene Corp
4.25%, 12/15/2027 750 701
HCA Inc
5.25%, 06/15/2026 1,000 989
Humana Inc
0.65%, 08/03/2023 500 498
$ 2,188

Schedule of Investments
Short-Term Income Account
June 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Home Builders - 0 .14%
DR Horton Inc
2.50%, 10/15/2024 $ 200 $ 191
Home Furnishings - 0 .17%
Panasonic Holdings Corp
2.68%, 07/19/2024
(d)
250 241
Insurance - 2 .86%
Athene Global Funding
1.72%, 01/07/2025
(d)
400 370
Five Corners Funding Trust
4.42%, 11/15/2023
(d)
750 742
Guardian Life Global Funding
0.88%, 12/10/2025
(d)
500 445
1.10%, 06/23/2025
(d)
550 500
Markel Group Inc
3.50%, 11/01/2027 209 195
MassMutual Global Funding II
2.75%, 06/22/2024
(d)
500 486
Metropolitan Life Global Funding I
3.60%, 01/11/2024
(d)
600 593
New York Life Global Funding
2.00%, 01/22/2025
(d)
200 189
Northwestern Mutual Global Funding
0.80%, 01/14/2026
(d)
500 446
$ 3,966
Internet - 0 .33%
eBay Inc
1.40%, 05/10/2026 500 452
Media - 0 .35%
Charter Communications Operating LLC / Charter
Communications Operating Capital
4.91%, 07/23/2025 292 287
Paramount Global
4.75%, 05/15/2025 200 195
$ 482
Mining - 0 .45%
Anglo American Capital PLC
5.38%, 04/01/2025
(d)
400 393
Glencore Funding LLC
1.63%, 09/01/2025
(d)
250 229
$ 622
Mortgage Backed Securities - 2 .09%
CHL Mortgage Pass-Through Trust 2003-46
3.91%, 01/19/2034
(g)
9 8
Credit Suisse First Boston Mortgage Securities Corp
5.00%, 09/25/2019 1 1
GS Mortgage-Backed Securities Corp Trust
2020-PJ3
3.00%, 10/25/2050
(d),(g)
1 1
GS Mortgage-Backed Securities Corp Trust
2021-PJ3
2.50%, 08/25/2051
(d),(g)
113 97
JP Morgan Mortgage Trust 2004-A3
4.78%, 07/25/2034
(g)
6 5
JP Morgan Mortgage Trust 2004-S1
5.00%, 09/25/2034 10 10
JP Morgan Mortgage Trust 2021-1
2.50%, 06/25/2051
(d),(g)
306 266
Morgan Stanley Residential Mortgage Loan Trust
2020-1
2.50%, 12/25/2050
(d),(g)
157 136
Oceanview Mortgage Trust 2021-3
2.50%, 06/25/2051
(d),(g)
403 345
PHH Mortgage Trust Series 2008-CIM1
7.42%, 06/25/2038 30 28
1.00 x 1 Month USD LIBOR + 2.25%
PSMC 2021-3 Trust
2.50%, 08/25/2051
(d),(g)
787 677
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Sequoia Mortgage Trust 2020-4
2.50%, 11/25/2050
(d),(g)
$ 145 $ 129
Sequoia Mortgage Trust 2021-3
2.50%, 05/25/2051
(d),(g)
390 334
Sequoia Mortgage Trust 2021-4
2.50%, 06/25/2051
(d),(g)
580 495
Wells Fargo Mortgage Backed Securities 2020-2
Trust
3.00%, 12/25/2049
(d),(g)
12 12
Wells Fargo Mortgage Backed Securities 2020-3
Trust
3.00%, 06/25/2050
(d),(g)
15 14
Wells Fargo Mortgage Backed Securities 2020-4
Trust
3.00%, 07/25/2050
(d),(g)
231 196
Wells Fargo Mortgage Backed Securities 2020-5
Trust
2.50%, 09/25/2050
(d),(g)
92 81
Wells Fargo Mortgage Backed Securities 2021-1
Trust
2.50%, 12/25/2050
(d),(g)
68 58
$ 2,893
Office & Business Equipment - 0 .26%
CDW LLC / CDW Finance Corp
2.67%, 12/01/2026 400 359
Oil & Gas - 0 .90%
Chevron USA Inc
0.43%, 08/11/2023 300 299
0.69%, 08/12/2025 400 365
Exxon Mobil Corp
2.99%, 03/19/2025 450 433
Phillips 66
3.85%, 04/09/2025 150 146
$ 1,243
Other Asset Backed Securities - 13 .88%
AMMC CLO 15 Ltd
6.38%, 01/15/2032
(d)
600 590
1.00 x 3 Month USD LIBOR + 1.12%
Bardot CLO Ltd
6.36%, 10/22/2032
(d)
500 494
1.00 x 3 Month USD LIBOR + 1.09%
CCG Receivables Trust 2020-1
0.54%, 12/14/2027
(d)
33 33
CCG Receivables Trust 2021-1
0.30%, 06/14/2027
(d)
129 126
CF Hippolyta Issuer LLC
1.53%, 03/15/2061
(d)
1,649 1,429
1.69%, 07/15/2060
(d)
225 202
Dell Equipment Finance Trust 2023-2
5.84%, 01/22/2029
(d)
300 300
Dewolf Park CLO Ltd
6.18%, 10/15/2030
(d)
999 988
1.00 x 3 Month USD LIBOR + 0.92%
Fortress Credit Opportunities XVII CLO Ltd
6.36%, 01/15/2030
(d)
698 691
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.37%
John Deere Owner Trust 2023-B
5.59%, 06/15/2026 450 449
JP Morgan Mortgage Trust 2023-HE1
6.82%, 11/25/2053
(d)
150 150
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.75%
KKR CLO 18 Ltd
6.20%, 07/18/2030
(d)
822 813
1.00 x 3 Month USD LIBOR + 0.94%

Schedule of Investments
Short-Term Income Account
June 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
KKR Lending Partners III Clo LLC
6.63%, 10/20/2030
(d)
$ 261 $ 259
1.00 x 3 Month USD LIBOR + 1.38%
6.80%, 10/20/2030
(d)
400 393
1.00 x 3 Month USD LIBOR + 1.55%
Kubota Credit Owner Trust 2023-1
5.40%, 02/17/2026
(d)
400 396
Lake Shore MM CLO III LLC
6.74%, 10/17/2031
(d)
1,000 983
1.00 x 3 Month USD LIBOR + 1.48%
Madison Park Funding XVIII Ltd
6.20%, 10/21/2030
(d)
496 491
1.00 x 3 Month USD LIBOR + 0.94%
Marathon CLO X Ltd
6.32%, 11/15/2029
(d)
162 160
1.00 x 3 Month USD LIBOR + 1.00%
Marathon CLO XIII Ltd
6.58%, 04/15/2032
(d)
500 495
1.00 x 3 Month USD LIBOR + 1.32%
MMAF Equipment Finance LLC 2020-A
0.74%, 04/09/2024
(d)
15 15
MVW 2021-1W LLC
1.14%, 01/22/2041
(d)
46 41
MVW Owner Trust 2018-1
3.45%, 01/21/2036
(d)
76 74
Oaktree CLO 2019-4 Ltd
6.37%, 10/20/2032
(d)
1,000 984
1.00 x 3 Month USD LIBOR + 1.12%
Palmer Square Loan Funding 2022-1 Ltd
6.04%, 04/15/2030
(d)
427 422
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.05%
Parliament Funding II ltd
6.50%, 10/20/2031
(d)
396 389
1.00 x 3 Month USD LIBOR + 1.25%
PFS Financing Corp
0.71%, 04/15/2026
(d)
250 239
0.97%, 02/15/2026
(d)
350 339
2.47%, 02/15/2027
(d)
1,000 945
Shackleton 2017-X CLO Ltd
6.14%, 04/20/2029
(d)
334 330
1.00 x 3 Month USD LIBOR + 0.89%
Stratus CLO 2021-2 Ltd
6.15%, 12/28/2029
(d)
206 204
1.00 x 3 Month USD LIBOR + 0.90%
TCI-Flatiron CLO 2016-1 Ltd
6.09%, 01/17/2032
(d)
679 673
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.10%
T-Mobile US Trust 2022-1
4.91%, 05/22/2028
(d)
1,500 1,482
Trafigura Securitisation Finance PLC 2021-1
1.08%, 01/15/2025
(d)
600 560
Verizon Master Trust
4.49%, 01/22/2029 700 687
4.89%, 04/13/2028 1,000 991
5.16%, 06/20/2029 600 598
5.23%, 11/22/2027 550 547
Voya 2012-4 Ltd
6.25%, 10/15/2030
(d)
233 230
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.26%
VSE 2018-A VOI Mortgage LLC
3.56%, 02/20/2036
(d)
47 45
$ 19,237
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Packaging & Containers - 0 .50%
Graphic Packaging International LLC
0.82%, 04/15/2024
(d)
$ 300 $ 288
1.51%, 04/15/2026
(d)
450 401
$ 689
Pharmaceuticals - 1 .89%
AbbVie Inc
2.60%, 11/21/2024 200 192
Bayer US Finance II LLC
3.88%, 12/15/2023
(d)
200 198
Bristol-Myers Squibb Co
0.54%, 11/13/2023 300 295
Cigna Group/The
0.61%, 03/15/2024 150 145
1.25%, 03/15/2026 800 719
GlaxoSmithKline Capital PLC
0.53%, 10/01/2023 500 494
Novartis Capital Corp
1.75%, 02/14/2025 300 284
Pfizer Investment Enterprises Pte Ltd
4.65%, 05/19/2025 300 297
$ 2,624
Pipelines - 0 .96%
Buckeye Partners LP
4.15%, 07/01/2023 400 400
Energy Transfer LP
4.40%, 03/15/2027 250 239
5.55%, 02/15/2028 400 399
Williams Cos Inc/The
5.40%, 03/02/2026 300 299
$ 1,337
REITs - 2 .35%
American Tower Trust #1
3.65%, 03/15/2048
(d)
270 251
5.49%, 03/15/2028
(d)
500 500
Crown Castle Inc
1.35%, 07/15/2025 250 229
CubeSmart LP
4.00%, 11/15/2025 65 62
Omega Healthcare Investors Inc
4.50%, 01/15/2025 269 258
4.95%, 04/01/2024 250 246
SBA Tower Trust
1.63%, 05/15/2051
(d)
500 431
1.88%, 07/15/2050
(d)
125 112
2.33%, 07/15/2052
(d)
653 559
2.84%, 01/15/2050
(d)
225 214
Ventas Realty LP
3.50%, 04/15/2024 400 391
$ 3,253
Semiconductors - 0 .14%
NXP BV / NXP Funding LLC / NXP USA Inc
2.70%, 05/01/2025 200 190
Software - 0 .75%
Oracle Corp
1.65%, 03/25/2026 300 272
Roper Technologies Inc
1.00%, 09/15/2025 300 273
VMware Inc
0.60%, 08/15/2023 500 497
$ 1,042
Student Loan Asset Backed Securities - 5 .11%
Commonbond Student Loan Trust 2018-BGS
3.56%, 09/25/2045
(d)
68 63
Commonbond Student Loan Trust 2018-C-GS
3.87%, 02/25/2046
(d)
76 72
Commonbond Student Loan Trust 2019-A-GS
2.54%, 01/25/2047
(d)
139 125

Schedule of Investments
Short-Term Income Account
June 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Student Loan Asset Backed Securities (continued)
Commonbond Student Loan Trust 2020-A-GS
1.98%, 08/25/2050
(d)
$ 277 $ 235
Commonbond Student Loan Trust 2021-A-GS
1.20%, 03/25/2052
(d)
268 219
Commonbond Student Loan Trust 2021-B-GS
1.17%, 09/25/2051
(d)
344 280
EDvestinU Private Education Loan Issue No 3 LLC
1.80%, 11/25/2045
(d)
159 138
Laurel Road Prime Student Loan Trust 2019-A
2.34%, 10/25/2048
(d)
8 8
Navient Private Education Refi Loan Trust 2019-A
3.42%, 01/15/2043
(d)
23 22
Navient Private Education Refi Loan Trust 2019-G
2.40%, 10/15/2068
(d)
81 75
Navient Private Education Refi Loan Trust 2020-D
1.69%, 05/15/2069
(d)
131 117
Navient Private Education Refi Loan Trust 2020-F
1.22%, 07/15/2069
(d)
135 120
Navient Private Education Refi Loan Trust 2020-G
1.17%, 09/16/2069
(d)
152 134
Navient Private Education Refi Loan Trust 2020-H
1.31%, 01/15/2069
(d)
96 87
Navient Private Education Refi Loan Trust 2021-A
0.84%, 05/15/2069
(d)
104 90
Navient Private Education Refi Loan Trust 2021-B
0.94%, 07/15/2069
(d)
776 670
Navient Private Education Refi Loan Trust 2021-c
1.06%, 10/15/2069
(d)
133 115
Navient Private Education Refi Loan Trust 2021-E
0.97%, 12/16/2069
(d)
343 290
Navient Private Education Refi Loan Trust 2021-F
1.11%, 02/18/2070
(d)
366 305
Navient Private Education Refi Loan Trust 2022-A
2.23%, 07/15/2070
(d)
207 180
Navient Private Education Refi Loan Trust 2023-A
5.51%, 10/15/2071
(d)
248 244
Nelnet Student Loan Trust 2021-A
1.36%, 04/20/2062
(d)
578 513
Nelnet Student Loan Trust 2021-C
1.32%, 04/20/2062
(d)
182 161
Nelnet Student Loan Trust 2021-D
1.63%, 04/20/2062
(d)
365 327
SLM Private Credit Student Loan Trust 2004-A
5.95%, 06/15/2033 40 39
1.00 x 3 Month USD LIBOR + 0.40%
SLM Private Credit Student Loan Trust 2004-B
5.88%, 03/15/2024 2 2
1.00 x 3 Month USD LIBOR + 0.33%
SLM Private Credit Student Loan Trust 2006-A
5.84%, 06/15/2039 372 353
1.00 x 3 Month USD LIBOR + 0.29%
SLM Private Credit Student Loan Trust 2006-B
5.75%, 12/15/2039 147 138
1.00 x 3 Month USD LIBOR + 0.20%
SMB Private Education Loan Trust 2021-A
1.07%, 01/15/2053
(d)
335 286
SMB Private Education Loan Trust 2021-B
1.31%, 07/17/2051
(d)
353 311
SMB Private Education Loan Trust 2021-D
1.34%, 03/17/2053
(d)
635 560
SMB Private Education Loan Trust 2021-E
1.68%, 02/15/2051
(d)
468 417
SMB Private Education Loan Trust 2022-C
4.48%, 05/16/2050
(d)
407 390
$ 7,086
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications - 2 .11%
AT&T Inc
1.70%, 03/25/2026 $ 600 $ 547
Crown Castle Towers LLC
3.66%, 05/15/2045
(d)
100 95
4.24%, 07/15/2048
(d)
290 269
Sprint Spectrum Co LLC / Sprint Spectrum Co II
LLC / Sprint Spectrum Co III LLC
4.74%, 03/20/2025
(d)
503 497
5.15%, 03/20/2028
(d)
950 940
Verizon Communications Inc
1.45%, 03/20/2026 300 272
5.86%, 03/20/2026 300 300
Secured Overnight Financing Rate + 0.79%
$ 2,920
Transportation - 0 .49%
Canadian Pacific Railway Co
1.35%, 12/02/2024 350 329
Ryder System Inc
1.75%, 09/01/2026 400 357
$ 686
Trucking & Leasing - 0 .30%
Penske Truck Leasing Co Lp / PTL Finance Corp
3.45%, 07/01/2024
(d)
425 414
TOTAL BONDS $ 119,680
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 9 .80%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 0 .00%
4.48%, 09/01/2035 $ 5 $ 5
1.00 x US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.25%
Federal National Mortgage Association (FNMA) - 0 .02%
3.83%, 07/01/2034 3 3
1.00 x 12 Month USD LIBOR + 1.58%
4.02%, 12/01/2032 3 3
1.00 x 12 Month USD LIBOR + 1.64%
4.06%, 08/01/2034 2 2
1.00 x 12 Month USD LIBOR + 1.63%
4.12%, 01/01/2035 2 2
1.00 x 12 Month USD LIBOR + 1.75%
4.30%, 02/01/2037 7 7
1.00 x US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.06%
4.31%, 02/01/2035 2 2
1.00 x 6 Month USD LIBOR + 2.06%
6.02%, 04/01/2033 6 6
1.00 x 6 Month USD LIBOR + 1.51%
$ 25
U.S. Treasury - 9 .78%
0.25%, 07/31/2025 310 282
0.63%, 03/31/2027 3,200 2,794
0.88%, 06/30/2026 700 630
1.25%, 11/30/2026 1,100 991
2.25%, 11/15/2027 4,550 4,191
2.38%, 05/15/2027 5,000 4,656
$ 13,544
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 13,574
Total Investments $ 137,567
Other Assets and Liabilities -  0.70% 972
TOTAL NET ASSETS - 100.00% $ 138,539

Schedule of Investments
Short-Term Income Account
June 30, 2023 (unaudited)
See accompanying notes.

(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $433 or
0.31% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $64,339 or 46.44% of net assets.
(e) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(f) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $416 or 0.30% of net assets.
(g) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(h) Security is an Interest Only Strip.
Portfolio Summary
Sector Percent
Asset Backed Securities 26 .60%
Financial 20 .84%
Mortgage Securities 12 .53%
Government 9 .78%
Consumer, Non-cyclical 7 .85%
Utilities 7 .64%
Money Market Funds 3 .11%
Communications 2 .79%
Technology 2 .33%
Energy 1 .86%
Industrial 1 .69%
Basic Materials 1 .36%
Consumer, Cyclical 0 .92%
Other Assets and Liabilities
0 .70%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2022 Purchases Sales June 30, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.01% $ 755 $ 22,907 $ 19,782 $ 3,880
$ 755 $ 22,907 $ 19,782 $ 3,880
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.01% $ 78 $ — $ — $ —
$ 78 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 5 Year Note; September 2023 Long 88 $ 9,424 $ (151)
Total $ (151)
Amounts in thousands except contracts.

Schedule of Investments
SmallCap Account
June 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3 .05 % Shares Held Value (000's)
Money Market Funds - 3 .05%
BlackRock Liquidity FedFund - Institutional Class
5.00%
(a),(b)
2,548,500 $ 2,549
Principal Government Money Market Fund - Class
R-6 5.01%
(a),(c)
2,779,725 2,780
$ 5,329
TOTAL INVESTMENT COMPANIES $ 5,329
COMMON STOCKS - 98 .12 % Shares Held Value (000's)
Aerospace & Defense - 1 .13%
AAR Corp
(d)
34,300 $ 1,981
Agriculture - 1 .48%
Darling Ingredients Inc
(d)
34,000 2,169
Vital Farms Inc
(d)
34,200 410
$ 2,579
Airlines - 0 .42%
Sun Country Airlines Holdings Inc
(d)
32,800 737
Automobile Parts & Equipment - 0 .86%
Visteon Corp
(d)
10,400 1,494
Banks - 7 .14%
Ameris Bancorp 35,100 1,201
Bancorp Inc/The
(d)
45,300 1,479
CVB Financial Corp 33,000 438
Enterprise Financial Services Corp 22,400 876
First Interstate BancSystem Inc 35,000 834
First Merchants Corp 27,200 768
FNB Corp/PA 138,100 1,580
Independent Bank Corp 4,102 182
Independent Bank Corp/MI 19,700 334
Lakeland Bancorp Inc 23,800 319
Popular Inc 16,700 1,011
Trustmark Corp 22,900 484
United Community Banks Inc/GA 53,006 1,325
Webster Financial Corp 43,108 1,627
$ 12,458
Biotechnology - 4 .08%
Allogene Therapeutics Inc
(d),(e)
26,100 130
Cellectis SA ADR
(d)
74,600 147
Denali Therapeutics Inc
(d)
27,900 823
Design Therapeutics Inc
(d),(e)
26,100 164
Immunocore Holdings PLC ADR
(d)
17,500 1,049
ImmunoGen Inc
(d)
33,500 632
Insmed Inc
(d)
49,600 1,047
Intra-Cellular Therapies Inc
(d)
16,900 1,070
Iovance Biotherapeutics Inc
(d)
67,400 475
MacroGenics Inc
(d)
28,500 153
Olink Holding AB ADR
(d)
34,200 641
Seagen Inc
(d)
4,100 789
$ 7,120
Building Materials - 3 .21%
Modine Manufacturing Co
(d)
56,700 1,872
Summit Materials Inc
(d)
37,022 1,401
Trex Co Inc
(d)
35,600 2,334
$ 5,607
Chemicals - 1 .40%
Koppers Holdings Inc 26,300 897
Livent Corp
(d)
56,400 1,547
$ 2,444
Commercial Services - 4 .38%
ABM Industries Inc 18,384 784
AMN Healthcare Services Inc
(d)
12,400 1,353
Cross Country Healthcare Inc
(d)
49,200 1,381
Flywire Corp
(d)
34,900 1,083
Huron Consulting Group Inc
(d)
10,500 892
ICF International Inc 9,700 1,207
Progyny Inc
(d)
24,100 948
$ 7,648
COMMON STOCKS (continued) Shares Held Value (000’s)
Computers - 2 .02%
ExlService Holdings Inc
(d)
14,800 $ 2,236
Parsons Corp
(d)
26,800 1,290
$ 3,526
Consumer Products - 0 .43%
Central Garden & Pet Co - A Shares
(d)
20,620 752
Cosmetics & Personal Care - 0 .39%
Beauty Health Co/The
(d)
82,100 687
Distribution & Wholesale - 1 .87%
Titan Machinery Inc
(d)
22,100 652
WESCO International Inc 14,600 2,614
$ 3,266
Diversified Financial Services - 2 .78%
Encore Capital Group Inc
(d)
31,600 1,536
Janus Henderson Group PLC 23,200 632
Lazard Ltd 15,700 503
Moelis & Co 9,700 440
Stifel Financial Corp 20,300 1,211
StoneX Group Inc
(d)
6,453 536
$ 4,858
Electric - 2 .09%
Brookfield Renewable Corp 44,700 1,409
Portland General Electric Co 47,800 2,238
$ 3,647
Electrical Components & Equipment - 1 .46%
EnerSys 23,500 2,550
Electronics - 5 .06%
Advanced Energy Industries Inc 23,100 2,575
Atkore Inc
(d)
17,500 2,729
Mirion Technologies Inc - Warrants
(d)
45,150 82
TD SYNNEX Corp 15,000 1,410
Vishay Intertechnology Inc 69,500 2,043
$ 8,839
Energy - Alternate Sources - 0 .52%
Array Technologies Inc
(d)
40,500 915
Engineering & Construction - 2 .44%
Dycom Industries Inc
(d)
21,730 2,470
MYR Group Inc
(d)
12,900 1,784
$ 4,254
Entertainment - 2 .67%
Caesars Entertainment Inc
(d)
27,700 1,412
Golden Entertainment Inc
(d)
42,100 1,760
Vail Resorts Inc 5,900 1,485
$ 4,657
Food - 1 .24%
Performance Food Group Co
(d)
35,918 2,164
Gas - 1 .07%
Southwest Gas Holdings Inc 29,300 1,865
Hand & Machine Tools - 0 .78%
Regal Rexnord Corp 8,800 1,354
Healthcare - Products - 3 .39%
Adaptive Biotechnologies Corp
(d)
49,400 332
Castle Biosciences Inc
(d)
47,100 646
Exact Sciences Corp
(d)
19,900 1,869
Natera Inc
(d)
36,299 1,766
Nevro Corp
(d)
19,400 493
STAAR Surgical Co
(d)
15,518 816
$ 5,922
Healthcare - Services - 2 .03%
Addus HomeCare Corp
(d)
17,600 1,631
Aveanna Healthcare Holdings Inc
(d)
93,400 158
LifeStance Health Group Inc
(d),(e)
126,600 1,156
RadNet Inc
(d)
18,547 605
$ 3,550
Holding Companies - Diversified - 0 .00%
Cazoo Group Ltd - Warrants
(d)
21,550 —
Home Builders - 1 .68%
Taylor Morrison Home Corp
(d)
60,100 2,931

Schedule of Investments
SmallCap Account
June 30, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance - 2 .76%
CNO Financial Group Inc 42,471 $ 1,005
Essent Group Ltd 12,500 585
Hanover Insurance Group Inc/The 12,735 1,440
Lincoln National Corp 13,400 345
Primerica Inc 7,300 1,444
$ 4,819
Internet - 0 .08%
Lulu's Fashion Lounge Holdings Inc
(d),(e)
57,200 145
Iron & Steel - 1 .21%
Commercial Metals Co 40,200 2,117
Leisure Products & Services - 1 .36%
Life Time Group Holdings Inc
(d)
95,648 1,881
Lindblad Expeditions Holdings Inc
(d)
45,300 493
$ 2,374
Lodging - 0 .06%
Sonder Holdings Inc
(d)
207,000 110
Machinery - Diversified - 2 .55%
Chart Industries Inc
(d)
18,200 2,908
Zurn Elkay Water Solutions Corp 57,600 1,549
$ 4,457
Media - 1 .19%
World Wrestling Entertainment Inc 19,100 2,072
Mining - 0 .48%
Alcoa Corp 11,620 394
Piedmont Lithium Inc
(d)
7,800 450
$ 844
Miscellaneous Manufacturers - 0 .83%
Hillenbrand Inc 28,300 1,451
Oil & Gas - 3 .45%
California Resources Corp 49,300 2,233
Chord Energy Corp 6,700 1,030
Gulfport Energy Corp
(d)
14,500 1,524
Northern Oil and Gas Inc 22,100 758
PDC Energy Inc 6,620 471
$ 6,016
Oil & Gas Services - 2 .20%
ChampionX Corp 68,400 2,123
NexTier Oilfield Solutions Inc
(d)
192,700 1,723
$ 3,846
Packaging & Containers - 1 .05%
Graphic Packaging Holding Co 76,400 1,836
Pharmaceuticals - 1 .82%
Collegium Pharmaceutical Inc
(d)
48,800 1,049
Dexcom Inc
(d)
10,800 1,388
PMV Pharmaceuticals Inc
(d)
32,400 203
Revance Therapeutics Inc
(d)
21,300 539
$ 3,179
REITs - 6 .48%
Agree Realty Corp 35,900 2,347
Cousins Properties Inc 60,601 1,382
First Industrial Realty Trust Inc 45,400 2,390
Ladder Capital Corp 73,300 795
Pebblebrook Hotel Trust 176,820 2,465
Rexford Industrial Realty Inc 37,000 1,932
$ 11,311
Retail - 4 .32%
BJ's Wholesale Club Holdings Inc
(d)
26,800 1,689
Bloomin' Brands Inc 63,200 1,700
Caleres Inc 80,500 1,926
Petco Health & Wellness Co Inc
(d)
51,150 455
Portillo's Inc
(d)
42,000 946
Sally Beauty Holdings Inc
(d)
67,100 829
$ 7,545
Savings & Loans - 0 .37%
Provident Financial Services Inc 38,960 637
COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors - 2 .59%
Allegro MicroSystems Inc
(d)
50,400 $ 2,275
Entegris Inc 12,700 1,407
SiTime Corp
(d)
7,100 838
$ 4,520
Software - 7 .17%
Aspen Technology Inc
(d)
3,344 560
Bentley Systems Inc 9,400 510
Concentrix Corp 16,000 1,292
DigitalOcean Holdings Inc
(d),(e)
27,300 1,096
DoubleVerify Holdings Inc
(d)
33,300 1,296
Doximity Inc
(d)
17,700 602
Jamf Holding Corp
(d)
27,500 537
Manhattan Associates Inc
(d)
11,600 2,319
Privia Health Group Inc
(d)
75,872 1,981
Progress Software Corp 18,900 1,098
Sophia Genetics SA
(d),(e)
24,901 111
Sprout Social Inc
(d)
24,200 1,117
$ 12,519
Telecommunications - 0 .52%
Credo Technology Group Holding Ltd
(d)
52,175 905
Transportation - 1 .61%
Hub Group Inc
(d)
14,000 1,125
Teekay Tankers Ltd 20,772 794
World Kinect Corp 42,700 883
$ 2,802
TOTAL COMMON STOCKS $ 171,310
Total Investments $ 176,639
Other Assets and Liabilities -  (1.17)% (2,049)
TOTAL NET ASSETS - 100.00% $ 174,590
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $2,549 or
1.46% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $2,495 or 1.43% of net assets.
Portfolio Summary
Sector Percent
Industrial 20 .12%
Financial 19 .53%
Consumer, Non-cyclical 19 .24%
Consumer, Cyclical 13 .24%
Technology 11 .78%
Energy 6 .17%
Utilities 3 .16%
Basic Materials 3 .09%
Money Market Funds 3 .05%
Communications 1 .79%
Diversified 0 .00%
Other Assets and Liabilities
( 1 .17 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
SmallCap Account
June 30, 2023 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2022 Purchases Sales June 30, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.01% $ 163 $ 17,517 $ 14,900 $ 2,780
$ 163 $ 17,517 $ 14,900 $ 2,780
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.01% $ 29 $ — $ — $ —
$ 29 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
U.S. LargeCap Buffer April Account
June 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 134.86% Shares Held Value (000's)
Exchange-Traded Funds - 134.85%
iShares Core S&P 500 ETF
(a)
64,408 $ 28,707
SPDR Portfolio S&P 500 ETF 143,051 7,455
SPDR S&P 500 ETF Trust 12,918 5,726
Vanguard S&P 500 ETF
(a)
21,104 8,595
$ 50,483
Money Market Funds - 0.01%
Principal Government Money Market Fund - Class
R-6 5.01%
(b),(c)
2,570 3
TOTAL INVESTMENT COMPANIES $ 50,486
TOTAL PURCHASED OPTIONS - 22.24% $ 8,326
Total Investments $ 58,812
Other Assets and Liabilities -  (57.10)% (21,375)
TOTAL NET ASSETS - 100.00% $ 37,437
(a) Security or a portion of the security was pledged to cover margin requirements for options contracts. At the end of the period, the value of these securities totaled
$19,261 or 51.45% of net assets.
(b) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(c) Current yield shown is as of period end.
Portfolio Summary
Sector Percent
Investment Companies 134.85%
Purchased Options 22.24%
Money Market Funds 0.01%
Other Assets and Liabilities
(57.10)%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31 , 2022 Purchases Sales June 30, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.01% $ — $ 53,638 $ 53,635 $ 3
$ — $ 53,638 $ 53,635 $ 3
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.01% $ 15 $ — $ — $ —
$ 15 $ — $ — $ —
Amounts in thousands.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Mini Index
(a)
N/A 161 $ 16 $ 4.11 03/29/2024 $ 6,512 $ 7,038 $ 526
Put - S&P 500 Mini Index
(a)
N/A 1,312 131 $ 410.93 03/29/2024 3,199 1,288 (1,911)
Total $ 9,711 $ 8,326 $ (1,385)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Mini Index
(a)
N/A 370 $ 37 $ 452.02 03/29/2024 $ (581) $ (958) $ (377)
Put - S&P 500 Mini Index
(a)
N/A 1,312 131 $ 369.84 03/29/2024 (1,849) (671) 1,178
Total $ (2,430) $ (1,629) $ 801
Amounts in thousands except contracts/shares.
(a) FLEX Options which are customized exchange-traded option contracts.

Schedule of Investments
U.S. LargeCap Buffer January Account
June 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 116 .41 % Shares Held Value (000's)
Exchange-Traded Funds - 116 .39%
iShares Core S&P 500 ETF
(a)
18,371 $ 8,188
SPDR Portfolio S&P 500 ETF
(a)
40,842 2,128
SPDR S&P 500 ETF Trust
(a)
3,665 1,625
Vanguard S&P 500 ETF
(a)
6,007 2,446
$ 14,387
Money Market Funds - 0 .02%
Principal Government Money Market Fund - Class
R-6 5.01%
(b),(c)
2,771 3
TOTAL INVESTMENT COMPANIES $ 14,390
TOTAL PURCHASED OPTIONS - 19.66% $ 2,430
Total Investments $ 16,820
Other Assets and Liabilities -  (36.07)% (4,459)
TOTAL NET ASSETS - 100.00% $ 12,361
(a) Security or a portion of the security was pledged to cover margin requirements for options contracts. At the end of the period, the value of these securities totaled
$5,548 or 44.88% of net assets.
(b) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(c) Current yield shown is as of period end.
Portfolio Summary
Sector Percent
Investment Companies 116 .39%
Purchased Options 19 .66%
Money Market Funds 0 .02%
Other Assets and Liabilities
( 36 .07 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2022 Purchases Sales June 30, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.01% $ 26,061 $ 9,993 $ 36,051 $ 3
$ 26,061 $ 9,993 $ 36,051 $ 3
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.01% $ 11 $ — $ — $ —
$ 11 $ — $ — $ —
Amounts in thousands.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Mini Index
(a)
N/A 52 $ 5 $ 3 .84 01/02/2024 $ 1,992 $ 2,278 $ 286
Put - S&P 500 Mini Index
(a)
N/A 379 38 $ 383 .95 01/02/2024 951 152 (799)
Total $ 2,943 $ 2,430 $ (513)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Mini Index
(a)
N/A 107 $ 11 $ 422 .35 01/02/2024 $ (242) $ (419) $ (177)
Put - S&P 500 Mini Index
(a)
N/A 379 38 $ 345 .56 01/02/2024 (551) (77) 474
Total $ (793) $ (496) $ 297
Amounts in thousands except contracts/shares.
(a) FLEX Options which are customized exchange-traded option contracts.

Schedule of Investments
U.S. LargeCap Buffer July Account
June 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 38 .59 % Shares Held Value (000's)
Exchange-Traded Funds - 38 .59%
iShares Core S&P 500 ETF
(a)
28,689 $ 12,787
SPDR Portfolio S&P 500 ETF
(a)
63,769 3,323
SPDR S&P 500 ETF Trust
(a)
5,768 2,557
Vanguard S&P 500 ETF
(a)
9,414 3,834
$ 22,501
TOTAL INVESTMENT COMPANIES $ 22,501
TOTAL PURCHASED OPTIONS - 7.22% $ 4,211
Total Investments $ 26,712
Other Assets and Liabilities -  54.19% 31,602
TOTAL NET ASSETS - 100.00% $ 58,314
(a) Security or a portion of the security was pledged to cover margin requirements for options contracts. At the end of the period, the value of these securities totaled
$5,593 or 9.59% of net assets.
Portfolio Summary
Sector Percent
Investment Companies 38 .59%
Purchased Options 7 .22%
Other Assets and Liabilities
54 .19%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2022 Purchases Sales June 30, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 $ 1 $ 3,400 $ 3,401 $ —
$ 1 $ 3,400 $ 3,401 $ —
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 $ 1 $ — $ — $ —
$ 1 $ — $ — $ —
Amounts in thousands.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Mini Index
(a)
N/A 70 $ 7 $ 4 .45 07/01/2024 $ 3,052 $ 3,049 $ (3)
Put - S&P 500 Mini Index
(a)
N/A 584 58 $ 445 .04 07/01/2024 1,161 1,162 1
Total $ 4,213 $ 4,211 $ (2)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Mini Index
(a)
N/A 122 $ 12 $ 489 .54 07/01/2024 $ (159) $ (162) $ (3)
Put - S&P 500 Mini Index
(a)
N/A 584 58 $ 400 .54 07/01/2024 (638) (639) (1)
Total $ (797) $ (801) $ (4)
Amounts in thousands except contracts/shares.
(a) FLEX Options which are customized exchange-traded option contracts.

Schedule of Investments
U.S. LargeCap Buffer October Account
June 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 82 .64 % Shares Held Value (000's)
Exchange-Traded Funds - 82 .58%
iShares Core S&P 500 ETF
(a)
18,358 $ 8,182
SPDR Portfolio S&P 500 ETF 40,801 2,126
SPDR S&P 500 ETF Trust 3,650 1,618
Vanguard S&P 500 ETF 5,987 2,439
$ 14,365
Money Market Funds - 0 .06%
Principal Government Money Market Fund - Class
R-6 5.01%
(b),(c)
11,230 11
TOTAL INVESTMENT COMPANIES $ 14,376
TOTAL PURCHASED OPTIONS - 13.57% $ 2,360
Total Investments $ 16,736
Other Assets and Liabilities -  3.79% 659
TOTAL NET ASSETS - 100.00% $ 17,395
(a) Security or a portion of the security was pledged to cover margin requirements for options contracts. At the end of the period, the value of these securities totaled
$4,484 or 25.78% of net assets.
(b) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(c) Current yield shown is as of period end.
Portfolio Summary
Sector Percent
Investment Companies 82 .58%
Purchased Options 13 .57%
Money Market Funds 0 .06%
Other Assets and Liabilities
3 .79%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2022 Purchases Sales June 30, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.01% $ — $ 1,475 $ 1,464 $ 11
$ — $ 1,475 $ 1,464 $ 11
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.01% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Mini Index
(a)
N/A 53 $ 5 $ 3 .59 10/02/2023 $ 1,931 $ 2,330 $ 399
Put - S&P 500 Mini Index
(a)
N/A 378 38 $ 358 .56 10/02/2023 1,013 30 (983)
Total $ 2,944 $ 2,360 $ (584)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Mini Index
(a)
N/A 95 $ 10 $ 394 .42 10/02/2023 $ (278) $ (533) $ (255)
Put - S&P 500 Mini Index
(a)
N/A 378 38 $ 322 .70 10/02/2023 (625) (14) 611
Total $ (903) $ (547) $ 356
Amounts in thousands except contracts/shares.
(a) FLEX Options which are customized exchange-traded option contracts.

Glossary to the Schedule of Investments
June 30, 2023 (unaudited)
See accompanying notes.

Currency Abbreviations
USD/$ United States Dollar

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Distributions from
Realized Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
BLUE CHIP ACCOUNT
Class 3 shares
2023(c) $ 8 .80 ( $ 0 .01 ) $ 1 .91 $ 1 .90 $ – $ – $ 10 .70
2022 12 .81 ( 0 .03 ) ( 3 .97 ) ( 4 .00 ) ( 0 .01 ) ( 0 .01 ) 8 .80
2021 10 .34 ( 0 .08 ) 2 .64 2 .56 ( 0 .09 ) ( 0 .09 ) 12 .81
2020(g) 10 .00 – 0 .34 0 .34 – – 10 .34
(a)
(b)
(c)
(d)
(e)
(f)
(g)

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
21 .59% (d) $ 12,088 1 .05% (e) ,(f) ( 0 .29 ) % (e) 8 .0% (e)
( 31 .20 ) 8,679 1 .05 (f) ( 0 .33 ) 91 .9
24 .72 13,515 1 .05 (f) ( 0 .63 ) 12 .5
3 .40 (d) 5,170 1 .05 (e) ,(f) ( 0 .66 ) (e) 54 .6 (e)
Calculated based on average shares outstanding during the period.
Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
Six months ended June 30, 2023.
Total return amounts have not been annualized.
Computed on an annualized basis.
Reflects Manager's contractual expense limit.
Period from December 9, 2020, date operations commenced, through December 31, 2020.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
BOND MARKET INDEX ACCOUNT
Class 1 shares
2023(c) $ 9 .13 $ 0 .14 $ 0 .07 $ 0 .21 $ – $ – $ – $ 9 .34
2022 10 .76 0 .21 ( 1 .62 ) ( 1 .41 ) ( 0 .21 ) ( 0 .01 ) ( 0 .22 ) 9 .13
2021 11 .21 0 .17 ( 0 .37 ) ( 0 .20 ) ( 0 .22 ) ( 0 .03 ) ( 0 .25 ) 10 .76
2020 10 .72 0 .23 0 .55 0 .78 ( 0 .29 ) – ( 0 .29 ) 11 .21
2019 10 .15 0 .28 0 .58 0 .86 ( 0 .29 ) – ( 0 .29 ) 10 .72
2018 10 .39 0 .26 ( 0 .28 ) ( 0 .02 ) ( 0 .22 ) – ( 0 .22 ) 10 .15
(a)
(b)
(c)
(d)
(e)
(f)

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
2 .30% (d) $ 2,401,229 0 .15% (e) 2 .92% (e) 51 .3% (e)
( 13 .16 ) 2,290,071 0 .14 2 .19 102 .0
( 1 .83 ) 2,900,608 0 .14 1 .58 130 .5
7 .29 2,735,259 0 .14 2 .04 104 .0
8 .47 2,539,460 0 .15 (f) 2 .60 93 .6
( 0 .19 ) 2,213,355 0 .15 (f) 2 .52 123 .1
Calculated based on average shares outstanding during the period.
Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
Six months ended June 30, 2023.
Total return amounts have not been annualized.
Computed on an annualized basis.
Reflects Manager's contractual expense limit.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
CORE PLUS BOND ACCOUNT
Class 1 shares
2023(c) $ 9 .42 $ 0 .16 $ 0 .01 $ 0 .17 $ – $ – $ – $ 9 .59
2022 11 .48 0 .28 ( 1 .90 ) ( 1 .62 ) ( 0 .32 ) ( 0 .12 ) ( 0 .44 ) 9 .42
2021 12 .15 0 .25 ( 0 .30 ) ( 0 .05 ) ( 0 .32 ) ( 0 .30 ) ( 0 .62 ) 11 .48
2020 11 .50 0 .23 0 .86 1 .09 ( 0 .44 ) – ( 0 .44 ) 12 .15
2019 10 .81 0 .34 0 .72 1 .06 ( 0 .37 ) – ( 0 .37 ) 11 .50
2018 11 .35 0 .36 ( 0 .52 ) ( 0 .16 ) ( 0 .38 ) – ( 0 .38 ) 10 .81
(a)
(b)
(c)
(d)
(e)

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
1 .80% (d) $ 196,558 0 .50% (e) 3 .45% (e) 144 .2% (e)
( 14 .13 ) 187,023 0 .49 2 .76 146 .8
( 0 .45 ) 236,382 0 .47 2 .12 150 .8
9 .55 255,956 0 .47 1 .92 210 .3
9 .81 252,874 0 .47 2 .99 152 .4
( 1 .41 ) 280,760 0 .47 3 .27 127 .5
Calculated based on average shares outstanding during the period.
Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
Six months ended June 30, 2023.
Total return amounts have not been annualized.
Computed on an annualized basis.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
DIVERSIFIED BALANCED ACCOUNT
Class 1 shares
2023(c) $ 13.57 $ – $ 1.13 $ 1.13 $ – $ – $ – $ 14.70
2022 18.11 0.28 (2.96) (2.68) (0.40) (1.46) (1.86) 13.57
2021 17.58 0.36 1.55 1.91 (0.40) (0.98) (1.38) 18.11
2020 16.52 0.36 1.70 2.06 (0.40) (0.60) (1.00) 17.58
2019 14.87 0.36 2.34 2.70 (0.35) (0.70) (1.05) 16.52
2018 15.98 0.31 (0.78) (0.47) (0.43) (0.21) (0.64) 14.87
Class 2 shares
2023(c) 13.61 (0.02) 1.14 1.12 – – – 14.73
2022 18.15 0.24 (2.97) (2.73) (0.35) (1.46) (1.81) 13.61
2021 17.61 0.31 1.57 1.88 (0.36) (0.98) (1.34) 18.15
2020 16.55 0.32 1.70 2.02 (0.36) (0.60) (0.96) 17.61
2019 14.88 0.32 2.36 2.68 (0.31) (0.70) (1.01) 16.55
2018 15.99 0.27 (0.78) (0.51) (0.39) (0.21) (0.60) 14.88
Class 3 shares
2023(c) 13.45 (0.03) 1.13 1.10 – – – 14.55
2022 18.04 0.26 (3.00) (2.74) (0.39) (1.46) (1.85) 13.45
2021 17.58 0.68 1.16 1.84 ( 0 .40) (0.98) (1.38) 18.04
2020(h) 17.32 0.05 0.21 0.26 – – – 17.58
(a)
(b)
(c)
(d)
(e)
(f)
(g)
(h)

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Total Return(b)
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
8.33% (d) $ 33,976 0.05% (e) – % (0.05) % (e) 11.9% (e)
(14.85) 32,564 0.05 – 1.79 19.5
11.06 41,982 0.05 – 2.00 14.3
12.96 40,515 0.05 – 2.18 23.6
18.43 40,694 0.05 – 2.25 16.9
(3.14) 36,763 0.05 – 1.95 15.7
8.23 (d) 725,915 0.30 (e) – (0.30) (e) 11.9 (e)
(15.10) 715,788 0.30 – 1.52 19.5
10.83 962,935 0.30 – 1.72 14.3
12.63 979,751 0.30 – 1.95 23.6
18.23 988,264 0.30 (f) 0.30 (g) 1.96 16.9
(3.40) 968,449 0.30 (f) 0.30 (g) 1.69 15.7
8.18 (d) 800 0.45 (e) – (0.45) (e) 11.9 (e)
(15.24) 563 0.45 – 1.72 19.5
10.65 327 0.45 – 3.79 14.3
1.50 (d) 10 0.45 (e) – 4.31 (e) 23.6
Calculated based on average shares outstanding during the period.
Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
Six months ended June 30, 2023.
Total return amounts have not been annualized.
Computed on an annualized basis.
Reflects Manager's voluntary expense limit.
Excludes expense reimbursement from Manager.
Period from December 9, 2020, date operations commenced, through December 31, 2020.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
DIVERSIFIED BALANCED MANAGED VOLATILITY ACCOUNT
Class 2 shares
2023(c) $ 11 .00 ( $ 0.02) $ 0.84 $ 0.82 $ – $ – $ – $ 11.82
2022 14.43 0.17 (2.27) (2.10) (0.35) (0.98) (1.33) 11.00
2021 13.65 0.32 1.03 1.35 (0.25) (0.32) (0.57) 14.43
2020 12.91 0.24 1.26 1.50 (0.25) (0.51) (0.76) 13.65
2019 11.34 0.23 1.74 1.97 (0.21) (0.19) (0.40) 12.91
2018 12.25 0.19 (0.55) (0.36) (0.46) (0.09) (0.55) 11.34
Class 3 shares
2023(c) 10.95 (0.03) 0.84 0.81 – – – 11.76
2022 14.38 0.16 (2.28) (2.12) (0.33) (0.98) (1.31) 10.95
2021 13.65 0.31 1.02 1.33 (0.28) (0.32) (0.60) 14.38
2020(g) 13.46 0.04 0.15 0.19 – – – 13.65
(a)
(b)
(c)
(d)
(e)
(f)
(g)

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
7.45% (d) $ 142,781 0.31% (e),(f) (0.31) % (e) 14.1% (e)
(14.63) 141,384 0.31 (f) 1.36 21.0
9.94 184,060 0.31 (f) 2.24 18.7
12.03 185,139 0.31 (f) 1.84 25.0
17.48 176,235 0.31 (f) 1.90 21.3
(3.20) 162,166 0.31 (f) 1.59 16.2
7.40 (d) 10 0.46 (e) (0.46) (e) 14.1 (e)
(14.79) 9 0.46 1.28 21.0
9.81 11 0.46 2.17 18.7
1.41 (d) 10 0.46 (e) 4.31 (e) 25.0
Calculated based on average shares outstanding during the period.
Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
Six months ended June 30, 2023.
Total return amounts have not been annualized.
Computed on an annualized basis.
Reflects Manager's contractual expense limit.
Period from December 9, 2020, date operations commenced, through December 31, 2020.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
DIVERSIFIED BALANCED VOLATILITY CONTROL ACCOUNT
Class 2 shares
2023(c) $ 10 .53 $ – $ 0.79 $ 0.79 $ – $ – $ – $ 11.32
2022 13.27 0.16 (1.99) (1.83) (0.20) (0.71) (0.91) 10.53
2021 12.40 0.22 1.02 1.24 (0.17) (0.20) (0.37) 13.27
2020 11.71 0.20 0.81 1.01 (0.18) (0.14) (0.32) 12.40
2019 10.31 0.28 1.30 1.58 (0.09) (0.09) (0.18) 11.71
2018 10.80 0.20 (0.58) (0.38) (0.08) (0.03) (0.11) 10.31
Class 3 shares
2023(c) 10.51 (0.01) 0.78 0.77 – – – 11.28
2022 13.23 0.14 (1.97) (1.83) (0.18) (0.71) (0.89) 10.51
2021 12.40 0.19 1.03 1.22 (0.19) (0.20) (0.39) 13.23
2020(h) 12.22 0.04 0.14 0.18 – – – 12.40
(a)
(b)
(c)
(d)
(e)
(f)
(g)
(h)

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
7.50% (d) $ 228,368 0.38% (e) (0.03) % (e) 53.3% (e)
(13.79) 207,220 0.38 1.40 104.9
10.08 229,787 0.38 1.67 47.6
8.82 184,469 0.38 (f) 1.73 83.5
15.47 145,371 0.38 (f) 2.47 33.1
(3.71) (g) 66,983 0.38 (f) 1.90 99.6
7.33 (d) 10 0.53 (e) (0.17) (e) 53.3 (e)
(13.84) 10 0.53 1.25 104.9
9.94 11 0.53 1.48 47.6
1.47 (d) 10 0.53 (e) 5.62 (e) 83.5
Calculated based on average shares outstanding during the period.
Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
Six months ended June 30, 2023.
Total return amounts have not been annualized.
Computed on an annualized basis.
Reflects Manager's contractual expense limit.
Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
Period from December 9, 2020, date operations commenced, through December 31, 2020.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
DIVERSIFIED GROWTH ACCOUNT
Class 2 shares
2023(c) $ 16.20 ( $ 0.03) $ 1.66 $ 1.63 $ – $ – $ – $ 17.83
2022 21.68 0.27 (3.66) (3.39) (0.40) (1.69) (2.09) 16.20
2021 20.15 0.37 2.56 2.93 (0.38) (1.02) (1.40) 21.68
2020 18.69 0.35 2.12 2.47 (0.37) (0.64) (1.01) 20.15
2019 16.29 0.34 3.06 3.40 (0.33) (0.67) (1.00) 18.69
2018 17.66 0.30 (1.03) (0.73) (0.45) (0.19) (0.64) 16.29
Class 3 shares
2023(c) 16.07 (0.04) 1.65 1.61 – – – 17.68
2022 21.60 0.23 (3.64) (3.41) (0.43) (1.69) (2.12) 16.07
2021 20.15 0.42 2.48 2.90 (0.43) (1.02) (1.45) 21.60
2020(i) 19.80 0.07 0.28 0.35 – – – 20.15
(a)
(b)
(c)
(d)
(e)
(f)
(g)
(h)
(i)

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Total Return(b)
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
10.06% (d) $ 3,147,505 0.30% (e) – % (0.30) % (e) 11.5% (e)
(15.70) 3,045,729 0.30 – 1.47 20.1
14.79 3,974,179 0.30 – 1.74 14.7
13.76 3,853,082 0.30 – 1.89 23.0
21.20 3,772,145 0.30 (f) 0.30 (g) 1.89 16.0
(4.51) (h) 3,488,312 0.30 (f) 0.30 (g) 1.69 15.5
10.02 (d) 267 0.45 (e) – (0.45) (e) 11 .5 (e)
(15.84) 208 0.45 – 1.27 20.1
14.63 277 0.45 – 2.00 14.7
1.77 (d) 10 0.45 (e) – 5.91 (e) 23.0
Calculated based on average shares outstanding during the period.
Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
Six months ended June 30, 2023.
Total return amounts have not been annualized.
Computed on an annualized basis.
Reflects Manager's voluntary expense limit.
Excludes expense reimbursement from Manager.
Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
Period from December 9, 2020, date operations commenced, through December 31, 2020.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
DIVERSIFIED GROWTH MANAGED VOLATILITY ACCOUNT
Class 2 shares
2023(c) $ 11.75 ( $ 0.02) $ 1.09 $ 1.07 $ – $ – $ – $ 12.82
2022 15.66 0.17 (2.54) (2.37) (0.40) (1.14) (1.54) 11.75
2021 14.33 0.36 1.58 1.94 (0.24) (0.37) (0.61) 15.66
2020 13.53 0.23 1.46 1.69 (0.25) (0.64) (0.89) 14.33
2019 11.61 0.23 2.09 2.32 (0.20) (0.20) (0.40) 13.53
2018 12.72 0.19 (0.66) (0.47) (0.54) (0.10) (0.64) 11.61
Class 3 shares
2023(c) 11.70 (0.03) 1.08 1.05 – – – 12.75
2022 15.59 0.15 (2.51) (2.36) (0.39) (1.14) (1.53) 11 .70
2021 14.33 0.35 1.56 1.91 (0.28) (0.37) (0.65) 15.59
2020(g) 14.09 0.05 0.19 0.24 – – – 14.33
(a)
(b)
(c)
(d)
(e)
(f)
(g)

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
9.11% (d) $ 300,316 0.31% (e) (0.31) % (e) 12.6% (e)
(15.12) 292,960 0.30 1.25 19.9
13.70 388,912 0.30 2.39 17.4
13.06 378,238 0.30 (f) 1.74 22.3
20.18 353,687 0.31 (f) 1.80 18.8
(4.07) 325,228 0.30 (f) 1.53 16.3
8.97 (d) 11 0.46 (e) (0.46) (e) 12.6 (e)
(15.17) 10 0.45 1.17 19.9
13.44 12 0.45 2.31 17.4
1.70 (d) 10 0.45 (e) 5.91 (e) 22.3
Calculated based on average shares outstanding during the period.
Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
Six months ended June 30, 2023.
Total return amounts have not been annualized.
Computed on an annualized basis.
Reflects Manager's contractual expense limit.
Period from December 9, 2020, date operations commenced, through December 31, 2020.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
DIVERSIFIED GROWTH VOLATILITY CONTROL ACCOUNT
Class 2 shares
2023(c) $ 11.07 $ – $ 0.99 $ 0.99 $ – $ – $ – $ 12.06
2022 14.07 0.17 (2.12) (1.95) (0.20) (0.85) (1.05) 11.07
2021 12.68 0.23 1.52 1.75 (0.16) (0.20) (0.36) 14.07
2020 12.00 0.19 0.86 1.05 (0.18) (0.19) (0.37) 12.68
2019 10.37 0.26 1.55 1.81 (0.10) (0.08) (0.18) 12.00
2018 10.97 0.21 (0.71) (0.50) (0.07) (0.03) (0.10) 10.37
Class 3 shares
2023(c) 11.04 (0.01) 1.00 0.99 – – – 12.03
2022 14.03 0.14 (2.10) (1.96) (0.18) (0.85) (1.03) 11 .04
2021 12.68 0.20 1.53 1.73 (0.18) (0.20) (0.38) 14.03
2020(g) 12.47 0.05 0.16 0.21 – – – 12.68
(a)
(b)
(c)
(d)
(e)
(f)
(g)

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
8.94% (d) $ 1,341,234 0.37% (e) (0.02) % (e) 60.7% (e)
(13.82) 1,196,821 0.37 1.36 101.8
13.89 1,277,128 0.37 1.69 57.4
8.98 995,575 0.37 1.63 85.9
17.57 765,417 0.37 (f) 2.32 36.2
(4.60) 384,706 0 .37 (f) 1.96 103.6
8.97 (d) 11 0.52 (e) (0.14) (e) 60.7 (e)
(13.97) 10 0.52 1.18 101.8
13.74 12 0.52 1.46 57.4
1.68 (d) 10 0.52 (e) 7.20 (e) 85.9
Calculated based on average shares outstanding during the period.
Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
Six months ended June 30, 2023.
Total return amounts have not been annualized.
Computed on an annualized basis.
Reflects Manager's contractual expense limit.
Period from December 9, 2020, date operations commenced, through December 31, 2020.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
DIVERSIFIED INCOME ACCOUNT
Class 2 shares
2023(c) $ 12.00 ( $ 0.02) $ 0.78 $ 0.76 $ – $ – $ – $ 12.76
2022 15.21 0.21 (2.41) (2.20) (0.29) (0.72) (1.01) 12.00
2021 14.82 0.26 0.77 1.03 (0.29) (0.35) (0.64) 15.21
2020 13.82 0.30 1.23 1.53 (0.28) (0.25) (0.53) 14.82
2019 12.46 0.29 1.58 1.87 (0.22) (0.29) (0.51) 13.82
2018 13.12 0.22 (0.51) (0.29) (0.28) (0.09) (0.37) 12.46
Class 3 shares
2023(c) 12.21 (0.03) 0.80 0.77 – – – 12.98
2022 15.15 (0.01) (2.21) (2.22) – (0.72) (0.72) 12.21
2021 14.82 0.58 0.42 1.00 (0.32) (0.35) (0.67) 15.15
2020(h) 14.65 0.02 0.15 0.17 – – – 14.82
(a)
(b)
(c)
(d)
(e)
(f)
(g)
(h)

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Total Return(b)
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
6.33% (d) $ 255,710 0.31% (e) – % (0.31) % (e) 13.6% (e)
(14.54) 254,300 0.30 – 1.58 23.5
6.96 325,983 0.30 (f) 0.30 (g) 1.75 24.8
11.27 323,525 0.30 (f) 0.30 (g) 2.10 31.2
15.16 279,888 0.31 (f) 0.31 (g) 2.16 25.6
(2.38) 241,331 0.30 (f) 0.30 (g) 1.72 22.8
6.31 (d) 83 0.46 (e) – (0.46) (e) 13 .6 (e)
(14.73) 54 0.45 – (0.04) 23.5
6.78 781 0.45 – 3.83 24.8
1.16 (d) 10 0.45 (e) – 2.69 (e) 31.2
Calculated based on average shares outstanding during the period.
Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
Six months ended June 30, 2023.
Total return amounts have not been annualized.
Computed on an annualized basis.
Reflects Manager's voluntary expense limit.
Excludes expense reimbursement from Manager.
Period from December 9, 2020, date operations commenced, through December 31, 2020.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
DIVERSIFIED INTERNATIONAL ACCOUNT
Class 1 shares
2023(c) $ 13 .36 $ 0 .17 $ 1 .46 $ 1 .63 $ – $ – $ – $ 14 .99
2022 19 .17 0 .31 ( 4 .21 ) ( 3 .90 ) ( 0 .42 ) ( 1 .49 ) ( 1 .91 ) 13 .36
2021 17 .77 0 .28 1 .46 1 .74 ( 0 .25 ) ( 0 .09 ) ( 0 .34 ) 19 .17
2020 15 .71 0 .18 2 .29 2 .47 ( 0 .41 ) – ( 0 .41 ) 17 .77
2019 13 .72 0 .28 2 .75 3 .03 ( 0 .26 ) ( 0 .78 ) ( 1 .04 ) 15 .71
2018 17 .01 0 .31 ( 3 .25 ) ( 2 .94 ) ( 0 .35 ) – ( 0 .35 ) 13 .72
(a)
(b)
(c)
(d)
(e)

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
12 .20% (d) $ 252,775 0 .94% (e) 2 .44% (e) 41 .1% (e)
( 20 .00 ) 236,721 0 .92 2 .02 46 .9
9 .75 299,426 0 .90 1 .49 36 .6
16 .16 291,726 0 .92 1 .19 47 .1
22 .69 266,768 0 .93 1 .86 43 .7
( 17 .54 ) 233,612 0 .91 1 .91 59 .3
Calculated based on average shares outstanding during the period.
Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
Six months ended June 30, 2023.
Total return amounts have not been annualized.
Computed on an annualized basis.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
EQUITY INCOME ACCOUNT
Class 1 shares
2023(c) $ 26.54 $ 0.32 $ 0.76 $ 1 .08 $ – $ – $ – $ 27.62
2022 34.25 0.59 (4.25) (3.66) (0.60) (3.45) (4.05) 26.54
2021 28.54 0.55 5 .82 6.37 (0.64) (0.02) (0.66) 34.25
2020 28.19 0.55 1.08 1.63 (0.52) (0.76) (1.28) 28.54
2019 22.86 0.56 6.00 6.56 (0.51) (0.72) (1.23) 28.19
2018 26.08 0.64 (1.72) (1.08) (0.52) (1.62) (2.14) 22.86
Class 2 shares
2023(c) 26.19 0.28 0.76 1.04 – – – 27.23
2022 33.87 0.51 (4.20) (3.69) (0.54) (3.45) (3.99) 26.19
2021 28.26 0.47 5.75 6.22 (0.59) (0.02) (0.61) 33.87
2020 27.93 0.48 1.06 1.54 (0.45) (0.76) (1.21) 28.26
2019 22.66 0.49 5.95 6.44 (0.45) (0.72) (1.17) 27.93
2018 25.87 0.57 (1.70) (1.13) (0.46) (1.62) (2.08) 22.66
Class 3 shares
2023(c) 26.30 0.26 0.76 1.02 – – – 27.32
2022 34.10 0.47 (4.23) (3.76) (0.59) (3.45) (4.04) 26.30
2021 28.53 0.47 5.76 6.23 (0.64) (0.02) (0.66) 34.10
2020(f) 27.94 0.03 0.56 0.59 – – – 28.53
(a)
(b)
(c)
(d)
(e)
(f)

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
4.07% (d) $ 579,523 0.48% (e) 2.41% (e) 16.8% (e)
(10.50) 625,764 0.48 1.99 19.6
22.47 701,625 0.47 1.73 9.6
6.43 755,882 0.48 2.18 21.0
29.09 741,311 0.47 2.16 17.9
(5.01) 636,177 0.49 2.47 13.2
3.97 (d) 61,282 0.73 (e) 2.16 (e) 16.8 (e)
(10.72) 56,495 0.73 1.75 19.6
22.15 53,723 0.72 1.48 9.6
6.15 33,951 0.73 1 .93 21.0
28.78 31,874 0.72 1.91 17.9
(5.24) 25,207 0.74 2.23 13.2
3.88 (d) 506 0.88 (e) 1.99 (e) 16.8 (e)
(10.86) 308 0.88 1.61 19.6
21.97 148 0.87 1.43 9.6
2.11 (d) 10 0.88 (e) 1.88 (e) 21.0
Calculated based on average shares outstanding during the period.
Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
Six months ended June 30, 2023.
Total return amounts have not been annualized.
Computed on an annualized basis.
Period from December 9, 2020, date operations commenced, through December 31, 2020.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
GLOBAL EMERGING MARKETS ACCOUNT
Class 1 shares
2023(c) $ 13 .39 $ 0 .14 $ 0 .94 $ 1 .08 $ – $ – $ – $ 14 .47
2022 19 .67 0 .31 ( 4 .78 ) ( 4 .47 ) ( 0 .26 ) ( 1 .55 ) ( 1 .81 ) 13 .39
2021 19 .94 0 .21 ( 0 .08 ) 0 .13 ( 0 .09 ) ( 0 .31 ) ( 0 .40 ) 19 .67
2020 17 .13 0 .12 3 .10 3 .22 ( 0 .41 ) – ( 0 .41 ) 19 .94
2019 15 .12 0 .40 2 .20 2 .60 ( 0 .15 ) ( 0 .44 ) ( 0 .59 ) 17 .13
2018 19 .40 0 .19 ( 4 .25 ) ( 4 .06 ) ( 0 .22 ) – ( 0 .22 ) 15 .12
(a)
(b)
(c)
(d)
(e)
(f)
(g)

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
8 .07% (d) $ 68,420 1 .13% (e) ,(f) 2 .03% (e) 36 .0% (e)
( 22 .66 ) 68,015 1 .10 (f) 1 .98 34 .5
0 .58 90,815 1 .18 (f) 1 .01 35 .7
19 .23 93,839 1 .21 (f) ,(g) 0 .71 57 .6
17 .60 89,729 1 .20 (f) 2 .46 112 .5
( 21 .02 ) 83,366 1 .35 (f) 1 .05 121 .8
Calculated based on average shares outstanding during the period.
Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
Six months ended June 30, 2023.
Total return amounts have not been annualized.
Computed on an annualized basis.
Reflects Manager's contractual expense limit.
Includes 0.01% of expenses associated with the reclaim of foreign taxes paid. The expense is not subject to the Manager's contractual expense limit.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
GOVERNMENT & HIGH QUALITY BOND ACCOUNT
Class 1 shares
2023(c) $ 8 .24 $ 0 .11 $ 0 .04 $ 0 .15 $ – $ – $ 8 .39
2022 9 .48 0 .12 ( 1 .24 ) ( 1 .12 ) ( 0 .12 ) ( 0 .12 ) 8 .24
2021 9 .83 0 .04 ( 0 .17 ) ( 0 .13 ) ( 0 .22 ) ( 0 .22 ) 9 .48
2020 9 .81 0 .12 0 .16 0 .28 ( 0 .26 ) ( 0 .26 ) 9 .83
2019 9 .47 0 .22 0 .39 0 .61 ( 0 .27 ) ( 0 .27 ) 9 .81
2018 9 .76 0 .23 ( 0 .15 ) 0 .08 ( 0 .37 ) ( 0 .37 ) 9 .47
(a)
(b)
(c)
(d)
(e)

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
1 .82% (d) $ 126,139 0 .52% (e) 2 .64% (e) 167 .4% (e)
( 11 .81 ) 138,346 0 .50 1 .32 281 .4
( 1 .32 ) 197,777 0 .50 0 .40 360 .7
2 .87 227,996 0 .51 1 .22 124 .6
6 .45 241,332 0 .51 2 .26 22 .5
0 .91 219,612 0 .51 2 .43 17 .4
Calculated based on average shares outstanding during the period.
Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
Six months ended June 30, 2023.
Total return amounts have not been annualized.
Computed on an annualized basis.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
LARGECAP GROWTH ACCOUNT I
Class 1 shares
2023(c) $ 30 .22 ( $ 0 .01 ) $ 8 .24 $ 8 .23 $ – $ – $ – $ 38 .45
2022 52 .48 ( 0 .06 ) ( 17 .54 ) ( 17 .60 ) – ( 4 .66 ) ( 4 .66 ) 30 .22
2021 48 .46 ( 0 .14 ) 10 .65 10 .51 – ( 6 .49 ) ( 6 .49 ) 52 .48
2020 37 .64 ( 0 .06 ) 13 .36 13 .30 ( 0 .01 ) ( 2 .47 ) ( 2 .48 ) 48 .46
2019 30 .10 0 .01 10 .27 10 .28 ( 0 .02 ) ( 2 .72 ) ( 2 .74 ) 37 .64
2018 31 .18 0 .03 1 .41 1 .44 ( 0 .01 ) ( 2 .51 ) ( 2 .52 ) 30 .10
(a)
(b)
(c)
(d)
(e)
(f)

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
27 .23% (d) $ 540,530 0 .69% (e) ,(f) ( 0 .03 ) % (e) 38 .5% (e)
( 34 .16 ) 439,493 0 .69 (f) ( 0 .16 ) 28 .1
21 .89 706,656 0 .66 (f) ( 0 .26 ) 22 .1
36 .20 612,357 0 .69 (f) ( 0 .14 ) 42 .2
34 .92 502,653 0 .71 (f) 0 .03 30 .4
3 .60 296,139 0 .74 (f) 0 .08 36 .9
Calculated based on average shares outstanding during the period.
Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
Six months ended June 30, 2023.
Total return amounts have not been annualized.
Computed on an annualized basis.
Reflects Manager's contractual expense limit.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
LARGECAP S&P 500 INDEX ACCOUNT
Class 1 shares
2023(c) $ 18 .24 $ 0 .15 $ 2 .91 $ 3 .06 $ – $ – $ – $ 21 .30
2022 25 .53 0 .29 ( 4 .92 ) ( 4 .63 ) ( 0 .28 ) ( 2 .38 ) ( 2 .66 ) 18 .24
2021 21 .94 0 .27 5 .77 6 .04 ( 0 .35 ) ( 2 .10 ) ( 2 .45 ) 25 .53
2020 20 .19 0 .31 3 .12 3 .43 ( 0 .37 ) ( 1 .31 ) ( 1 .68 ) 21 .94
2019 16 .39 0 .34 4 .66 5 .00 ( 0 .37 ) ( 0 .83 ) ( 1 .20 ) 20 .19
2018 18 .06 0 .36 ( 1 .06 ) ( 0 .70 ) ( 0 .32 ) ( 0 .65 ) ( 0 .97 ) 16 .39
Class 2 shares
2023(c) 17 .91 0 .12 2 .85 2 .97 – – – 20 .88
2022 25 .13 0 .23 ( 4 .83 ) ( 4 .60 ) ( 0 .24 ) ( 2 .38 ) ( 2 .62 ) 17 .91
2021 21 .65 0 .21 5 .69 5 .90 ( 0 .32 ) ( 2 .10 ) ( 2 .42 ) 25 .13
2020 19 .97 0 .26 3 .07 3 .33 ( 0 .34 ) ( 1 .31 ) ( 1 .65 ) 21 .65
2019 16 .24 0 .29 4 .62 4 .91 ( 0 .35 ) ( 0 .83 ) ( 1 .18 ) 19 .97
2018 17 .95 0 .32 ( 1 .07 ) ( 0 .75 ) ( 0 .31 ) ( 0 .65 ) ( 0 .96 ) 16 .24
(a)
(b)
(c)
(d)
(e)

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
16 .78% (d) $ 2,711,488 0 .20% (e) 1 .55% (e) 1 .3% (e)
( 18 .33 ) 2,516,267 0 .24 1 .34 9 .0
28 .33 3,162,615 0 .25 1 .11 2 .6
18 .08 2,892,842 0 .25 1 .60 11 .1
31 .10 2,693,344 0 .25 1 .80 3 .5
( 4 .58 ) 2,378,088 0 .25 1 .94 8 .7
16 .58 (d) 48,749 0 .45 (e) 1 .30 (e) 1 .3 (e)
( 18 .53 ) 42,034 0 .49 1 .10 9 .0
28 .05 46,634 0 .50 0 .86 2 .6
17 .77 27,801 0 .50 1 .35 11 .1
30 .82 15,834 0 .50 1 .56 3 .5
( 4 .90 ) 7,081 0 .50 1 .77 8 .7
Calculated based on average shares outstanding during the period.
Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
Six months ended June 30, 2023.
Total return amounts have not been annualized.
Computed on an annualized basis.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
LARGECAP S&P 500 MANAGED VOLATILITY INDEX ACCOUNT
Class 1 shares
2023(c) $ 13 .88 $ 0 .11 $ 1 .90 $ 2 .01 $ – $ – $ – $ 15 .89
2022 18 .86 0 .17 ( 3 .34 ) ( 3 .17 ) ( 0 .17 ) ( 1 .64 ) ( 1 .81 ) 13 .88
2021 16 .90 0 .15 4 .02 4 .17 ( 0 .23 ) ( 1 .98 ) ( 2 .21 ) 18 .86
2020 15 .06 0 .20 2 .24 2 .44 ( 0 .25 ) ( 0 .35 ) ( 0 .60 ) 16 .90
2019 12 .74 0 .23 3 .36 3 .59 ( 0 .24 ) ( 1 .03 ) ( 1 .27 ) 15 .06
2018 13 .42 0 .23 ( 0 .71 ) ( 0 .48 ) ( 0 .20 ) – ( 0 .20 ) 12 .74
(a)
(b)
(c)
(d)
(e)

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
14 .48% (d) $ 186,463 0 .37% (e) 1 .50% (e) 4 .2% (e)
( 16 .95 ) 181,155 0 .46 1 .09 8 .3
25 .55 239,895 0 .46 0 .84 2 .6
16 .67 235,112 0 .46 1 .31 8 .9
28 .92 217,779 0 .47 1 .59 3 .8
( 3 .73 ) 205,655 0 .46 1 .64 11 .2
Calculated based on average shares outstanding during the period.
Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
Six months ended June 30, 2023.
Total return amounts have not been annualized.
Computed on an annualized basis.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
MIDCAP ACCOUNT
Class 1 shares
2023(c) $ 51 .25 $ 0 .03 $ 8 .09 $ 8 .12 $ – $ – $ – $ 59 .37
2022 74 .76 0 .11 ( 17 .16 ) ( 17 .05 ) ( 0 .11 ) ( 6 .35 ) ( 6 .46 ) 51 .25
2021 63 .69 – 15 .93 15 .93 ( 0 .09 ) ( 4 .77 ) ( 4 .86 ) 74 .76
2020 59 .93 0 .08 9 .93 10 .01 ( 0 .44 ) ( 5 .81 ) ( 6 .25 ) 63 .69
2019 48 .53 0 .43 19 .93 20 .36 ( 0 .17 ) ( 8 .79 ) ( 8 .96 ) 59 .93
2018 59 .42 0 .17 ( 2 .93 ) ( 2 .76 ) ( 0 .17 ) ( 7 .96 ) ( 8 .13 ) 48 .53
Class 2 shares
2023(c) 50 .56 ( 0 .03 ) 7 .97 7 .94 – – – 58 .50
2022 73 .89 ( 0 .03 ) ( 16 .95 ) ( 16 .98 ) – ( 6 .35 ) ( 6 .35 ) 50 .56
2021 63 .08 ( 0 .18 ) 15 .76 15 .58 – ( 4 .77 ) ( 4 .77 ) 73 .89
2020 59 .42 ( 0 .07 ) 9 .84 9 .77 ( 0 .30 ) ( 5 .81 ) ( 6 .11 ) 63 .08
2019 48 .19 0 .28 19 .77 20 .05 ( 0 .03 ) ( 8 .79 ) ( 8 .82 ) 59 .42
2018 59 .05 0 .02 ( 2 .89 ) ( 2 .87 ) ( 0 .03 ) ( 7 .96 ) ( 7 .99 ) 48 .19
(a)
(b)
(c)
(d)
(e)
(f)

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
15 .84% (d) $ 554,456 0 .54% (e) 0 .13% (e) 6 .5% (e)
( 22 .98 ) 554,971 0 .54 0 .19 15 .1
25 .53 711,126 0 .53 ( 0 .01 ) 17 .1
18 .33 (f) 604,094 0 .54 0 .14 12 .2
43 .10 (f) 587,854 0 .55 0 .72 10 .5
( 6 .55 ) 474,365 0 .54 0 .29 24 .6
15 .70 (d) 38,115 0 .79 (e) ( 0 .11 ) (e) 6 .5 (e)
( 23 .16 ) 32,800 0 .79 ( 0 .05 ) 15 .1
25 .20 38,773 0 .78 ( 0 .26 ) 17 .1
18 .07 25,643 0 .79 ( 0 .12 ) 12 .2
42 .72 (f) 20,808 0 .80 0 .48 10 .5
( 6 .79 ) (f) 15,710 0 .79 0 .04 24 .6
Calculated based on average shares outstanding during the period.
Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
Six months ended June 30, 2023.
Total return amounts have not been annualized.
Computed on an annualized basis.
Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL CAPITAL APPRECIATION ACCOUNT
Class 1 shares
2023(c) $ 30 .36 $ 0 .14 $ 4 .30 $ 4 .44 $ – $ – $ – $ 34 .80
2022 41 .87 0 .30 ( 7 .16 ) ( 6 .86 ) ( 0 .29 ) ( 4 .36 ) ( 4 .65 ) 30 .36
2021 34 .30 0 .28 9 .13 9 .41 ( 0 .33 ) ( 1 .51 ) ( 1 .84 ) 41 .87
2020 30 .72 0 .31 5 .21 5 .52 ( 0 .41 ) ( 1 .53 ) ( 1 .94 ) 34 .30
2019 25 .86 0 .38 7 .77 8 .15 ( 0 .50 ) ( 2 .79 ) ( 3 .29 ) 30 .72
2018 28 .54 0 .44 ( 1 .19 ) ( 0 .75 ) ( 0 .34 ) ( 1 .59 ) ( 1 .93 ) 25 .86
Class 2 shares
2023(c) 29 .78 0 .10 4 .21 4 .31 – – – 34 .09
2022 41 .19 0 .21 ( 7 .04 ) ( 6 .83 ) ( 0 .22 ) ( 4 .36 ) ( 4 .58 ) 29 .78
2021 33 .81 0 .18 8 .99 9 .17 ( 0 .28 ) ( 1 .51 ) ( 1 .79 ) 41 .19
2020 30 .32 0 .24 5 .13 5 .37 ( 0 .35 ) ( 1 .53 ) ( 1 .88 ) 33 .81
2019 25 .58 0 .30 7 .67 7 .97 ( 0 .44 ) ( 2 .79 ) ( 3 .23 ) 30 .32
2018 28 .25 0 .37 ( 1 .17 ) ( 0 .80 ) ( 0 .28 ) ( 1 .59 ) ( 1 .87 ) 25 .58
(a)
(b)
(c)
(d)
(e)
(f)

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
14 .62% (d) $ 130,856 0 .64% (e) 0 .91% (e) 47 .1% (e)
( 16 .42 ) 121,010 0 .63 0 .85 53 .1
27 .82 163,159 0 .63 0 .73 30 .6
18 .72 147,026 0 .63 1 .03 36 .5
32 .49 143,227 0 .64 1 .27 29 .5
( 3 .41 ) 128,547 0 .63 1 .52 44 .9
14 .47 (d) 42,092 0 .89 (e) 0 .66 (e) 47 .1 (e)
( 16 .62 ) 33,069 0 .88 0 .63 53 .1
27 .50 31,088 0 .88 0 .47 30 .6
18 .44 18,688 0 .88 0 .79 36 .5
32 .10 13,536 0 .89 1 .03 29 .5
( 3 .64 ) (f) 8,757 0 .88 1 .28 44 .9
Calculated based on average shares outstanding during the period.
Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
Six months ended June 30, 2023.
Total return amounts have not been annualized.
Computed on an annualized basis.
Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2020 ACCOUNT
Class 1 shares
2023(c) $ 11 .62 $ 0 .12 $ 0 .66 $ 0 .78 $ – $ – $ – $ 12 .40
2022 15 .19 0 .30 ( 2 .47 ) ( 2 .17 ) ( 0 .45 ) ( 0 .95 ) ( 1 .40 ) 11 .62
2021 14 .99 0 .42 0 .94 1 .36 ( 0 .26 ) ( 0 .90 ) ( 1 .16 ) 15 .19
2020 13 .90 0 .25 1 .49 1 .74 ( 0 .38 ) ( 0 .27 ) ( 0 .65 ) 14 .99
2019 12 .60 0 .34 1 .90 2 .24 ( 0 .34 ) ( 0 .60 ) ( 0 .94 ) 13 .90
2018 14 .11 0 .33 ( 1 .04 ) ( 0 .71 ) ( 0 .38 ) ( 0 .42 ) ( 0 .80 ) 12 .60
(a)
(b)
(c)
(d)
(e)

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
6 .71% (d) $ 151,121 0 .01% (e) 1 .94% (e) 15 .0% (e)
( 14 .38 ) 151,551 0 .01 2 .32 25 .4
9 .17 196,334 0 .00 2 .72 23 .3
12 .89 194,167 0 .01 1 .81 53 .4
18 .12 190,475 0 .01 2 .47 52 .7
( 5 .40 ) 172,173 0 .01 2 .37 28 .7
Calculated based on average shares outstanding during the period.
Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
Six months ended June 30, 2023.
Total return amounts have not been annualized.
Computed on an annualized basis.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2030 ACCOUNT
Class 1 shares
2023(c) $ 11 .70 $ 0 .10 $ 0 .91 $ 1 .01 $ – $ – $ – $ 12 .71
2022 15 .60 0 .25 ( 2 .87 ) ( 2 .62 ) ( 0 .38 ) ( 0 .90 ) ( 1 .28 ) 11 .70
2021 14 .51 0 .43 1 .41 1 .84 ( 0 .21 ) ( 0 .54 ) ( 0 .75 ) 15 .60
2020 13 .12 0 .23 1 .67 1 .90 ( 0 .28 ) ( 0 .23 ) ( 0 .51 ) 14 .51
2019 11 .58 0 .32 2 .18 2 .50 ( 0 .27 ) ( 0 .69 ) ( 0 .96 ) 13 .12
2018 13 .17 0 .29 ( 1 .15 ) ( 0 .86 ) ( 0 .32 ) ( 0 .41 ) ( 0 .73 ) 11 .58
(a)
(b)
(c)
(d)
(e)

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
8 .63% (d) $ 253,432 0 .01% (e) 1 .60% (e) 16 .8% (e)
( 16 .84 ) 227,664 0 .00 1 .89 25 .6
12 .79 262,864 0 .00 2 .78 26 .8
14 .89 228,291 0 .01 1 .77 52 .3
22 .01 182,172 0 .01 2 .47 35 .8
( 7 .06 ) 140,617 0 .01 2 .21 28 .6
Calculated based on average shares outstanding during the period.
Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
Six months ended June 30, 2023.
Total return amounts have not been annualized.
Computed on an annualized basis.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2040 ACCOUNT
Class 1 shares
2023(c) $ 14 .59 $ 0 .07 $ 1 .51 $ 1 .58 $ – $ – $ – $ 16 .17
2022 19 .94 0 .25 ( 3 .85 ) ( 3 .60 ) ( 0 .55 ) ( 1 .20 ) ( 1 .75 ) 14 .59
2021 18 .09 0 .62 2 .13 2 .75 ( 0 .25 ) ( 0 .65 ) ( 0 .90 ) 19 .94
2020 16 .22 0 .29 2 .23 2 .52 ( 0 .32 ) ( 0 .33 ) ( 0 .65 ) 18 .09
2019 13 .94 0 .37 3 .01 3 .38 ( 0 .30 ) ( 0 .80 ) ( 1 .10 ) 16 .22
2018 15 .97 0 .34 ( 1 .50 ) ( 1 .16 ) ( 0 .33 ) ( 0 .54 ) ( 0 .87 ) 13 .94
(a)
(b)
(c)
(d)
(e)

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
10 .83% (d) $ 133,222 0 .01% (e) 0 .91% (e) 27 .5% (e)
( 18 .10 ) 118,055 0 .01 1 .52 25 .2
15 .29 134,172 0 .01 3 .18 19 .9
16 .11 107,137 0 .01 1 .82 38 .9
24 .74 85,405 0 .02 2 .36 28 .8
( 7 .85 ) 62,741 0 .01 2 .17 14 .5
Calculated based on average shares outstanding during the period.
Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
Six months ended June 30, 2023.
Total return amounts have not been annualized.
Computed on an annualized basis.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2050 ACCOUNT
Class 1 shares
2023(c) $ 13 .96 $ 0 .03 $ 1 .68 $ 1 .71 $ – $ – $ – $ 15 .67
2022 19 .60 0 .20 ( 3 .88 ) ( 3 .68 ) ( 0 .59 ) ( 1 .37 ) ( 1 .96 ) 13 .96
2021 17 .47 0 .64 2 .32 2 .96 ( 0 .22 ) ( 0 .61 ) ( 0 .83 ) 19 .60
2020 15 .59 0 .27 2 .24 2 .51 ( 0 .28 ) ( 0 .35 ) ( 0 .63 ) 17 .47
2019 13 .37 0 .32 3 .12 3 .44 ( 0 .29 ) ( 0 .93 ) ( 1 .22 ) 15 .59
2018 15 .62 0 .31 ( 1 .53 ) ( 1 .22 ) ( 0 .33 ) ( 0 .70 ) ( 1 .03 ) 13 .37
(a)
(b)
(c)
(d)
(e)

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
12 .25% (d) $ 64,023 0 .02% (e) 0 .43% (e) 29 .7% (e)
( 18 .81 ) 56,830 0 .01 1 .22 33 .0
17 .02 68,527 0 .01 3 .37 28 .1
16 .68 49,779 0 .02 1 .75 32 .8
26 .39 38,881 0 .04 2 .11 24 .9
( 8 .64 ) 30,354 0 .02 2 .03 22 .6
Calculated based on average shares outstanding during the period.
Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
Six months ended June 30, 2023.
Total return amounts have not been annualized.
Computed on an annualized basis.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2060 ACCOUNT
Class 1 shares
2023(c) $ 13 .56 $ 0 .03 $ 1 .63 $ 1 .66 $ – $ – $ – $ 15 .22
2022 18 .81 0 .19 ( 3 .71 ) ( 3 .52 ) ( 0 .52 ) ( 1 .21 ) ( 1 .73 ) 13 .56
2021 16 .49 0 .61 2 .33 2 .94 ( 0 .18 ) ( 0 .44 ) ( 0 .62 ) 18 .81
2020 14 .68 0 .25 2 .10 2 .35 ( 0 .22 ) ( 0 .32 ) ( 0 .54 ) 16 .49
2019 12 .32 0 .30 2 .99 3 .29 ( 0 .20 ) ( 0 .73 ) ( 0 .93 ) 14 .68
2018 14 .38 0 .25 ( 1 .47 ) ( 1 .22 ) ( 0 .31 ) ( 0 .53 ) ( 0 .84 ) 12 .32
(a)
(b)
(c)
(d)
(e)
(f)

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
12 .24% (d) $ 17,448 0 .07% (e) 0 .39% (e) 30 .7% (e)
( 18 .78 ) 15,131 0 .04 (f) 1 .21 36 .5
17 .96 17,280 0 .03 (f) 3 .38 25 .3
16 .58 11,468 0 .07 (f) 1 .73 58 .8
27 .24 8,131 0 .10 (f) 2 .15 38 .6
( 9 .25 ) 4,649 0 .10 (f) 1 .71 84 .9
Calculated based on average shares outstanding during the period.
Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
Six months ended June 30, 2023.
Total return amounts have not been annualized.
Computed on an annualized basis.
Reflects Manager's contractual expense limit.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME STRATEGIC INCOME ACCOUNT
Class 1 shares
2023(c) $ 10 .12 $ 0 .12 $ 0 .46 $ 0 .58 $ – $ – $ – $ 10 .70
2022 12 .62 0 .28 ( 1 .93 ) ( 1 .65 ) ( 0 .37 ) ( 0 .48 ) ( 0 .85 ) 10 .12
2021 12 .84 0 .37 0 .21 0 .58 ( 0 .25 ) ( 0 .55 ) ( 0 .80 ) 12 .62
2020 11 .92 0 .25 0 .96 1 .21 ( 0 .28 ) ( 0 .01 ) ( 0 .29 ) 12 .84
2019 11 .30 0 .33 1 .06 1 .39 ( 0 .29 ) ( 0 .48 ) ( 0 .77 ) 11 .92
2018 12 .11 0 .31 ( 0 .66 ) ( 0 .35 ) ( 0 .33 ) ( 0 .13 ) ( 0 .46 ) 11 .30
(a)
(b)
(c)
(d)
(e)

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
5 .73% (d) $ 55,714 0 .03% (e) 2 .25% (e) 13 .5% (e)
( 13 .09 ) 24,133 0 .03 2 .50 37 .6
4 .53 30,129 0 .02 2 .85 35 .6
10 .30 31,025 0 .03 2 .07 68 .6
12 .46 26,279 0 .06 2 .79 69 .0
( 3 .00 ) 20,664 0 .03 2 .61 31 .2
Calculated based on average shares outstanding during the period.
Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
Six months ended June 30, 2023.
Total return amounts have not been annualized.
Computed on an annualized basis.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
REAL ESTATE SECURITIES ACCOUNT
Class 1 shares
2023(c) $ 16 .97 $ 0 .23 $ 0 .63 $ 0 .86 $ – $ – $ – $ 17 .83
2022 24 .82 0 .32 ( 6 .46 ) ( 6 .14 ) ( 0 .26 ) ( 1 .45 ) ( 1 .71 ) 16 .97
2021 19 .11 0 .28 7 .26 7 .54 ( 0 .33 ) ( 1 .50 ) ( 1 .83 ) 24 .82
2020 21 .50 0 .36 ( 1 .21 ) ( 0 .85 ) ( 0 .39 ) ( 1 .15 ) ( 1 .54 ) 19 .11
2019 17 .86 0 .34 5 .18 5 .52 ( 0 .40 ) ( 1 .48 ) ( 1 .88 ) 21 .50
2018 20 .62 0 .37 ( 1 .09 ) ( 0 .72 ) ( 0 .37 ) ( 1 .67 ) ( 2 .04 ) 17 .86
Class 2 shares
2023(c) 17 .00 0 .21 0 .63 0 .84 – – – 17 .84
2022 24 .86 0 .28 ( 6 .47 ) ( 6 .19 ) ( 0 .22 ) ( 1 .45 ) ( 1 .67 ) 17 .00
2021 19 .16 0 .23 7 .26 7 .49 ( 0 .29 ) ( 1 .50 ) ( 1 .79 ) 24 .86
2020 21 .56 0 .34 ( 1 .24 ) ( 0 .90 ) ( 0 .35 ) ( 1 .15 ) ( 1 .50 ) 19 .16
2019 17 .92 0 .30 5 .18 5 .48 ( 0 .36 ) ( 1 .48 ) ( 1 .84 ) 21 .56
2018 20 .70 0 .34 ( 1 .12 ) ( 0 .78 ) ( 0 .33 ) ( 1 .67 ) ( 2 .00 ) 17 .92
(a)
(b)
(c)
(d)
(e)
(f)

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
5 .07% (d) $ 125,043 0 .80% (e) 2 .58% (e) 9 .5% (e)
( 25 .41 ) 124,969 0 .79 1 .59 18 .5
40 .44 174,922 0 .82 1 .25 23 .1
( 3 .42 ) 129,617 0 .83 1 .89 35 .4
31 .26 155,569 0 .88 (f) 1 .62 19 .3
( 4 .21 ) 133,429 0 .89 1 .89 17 .3
4 .94 (d) 9,793 1 .05 (e) 2 .36 (e) 9 .5 (e)
( 25 .58 ) 9,358 1 .04 1 .38 18 .5
40 .04 11,650 1 .07 1 .02 23 .1
( 3 .65 ) 6,965 1 .08 1 .80 35 .4
30 .94 6,361 1 .13 (f) 1 .43 19 .3
( 4 .47 ) 3,493 1 .14 1 .73 17 .3
Calculated based on average shares outstanding during the period.
Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
Six months ended June 30, 2023.
Total return amounts have not been annualized.
Computed on an annualized basis.
Reflects Manager's contractual expense limit.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SAM BALANCED PORTFOLIO
Class 1 shares
2023(c) $ 12 .71 $ 0 .06 $ 1 .06 $ 1 .12 $ – $ – $ – $ 13 .83
2022 18 .11 0 .33 ( 3 .23 ) ( 2 .90 ) ( 0 .38 ) ( 2 .12 ) ( 2 .50 ) 12 .71
2021 16 .51 0 .35 1 .91 2 .26 ( 0 .28 ) ( 0 .38 ) ( 0 .66 ) 18 .11
2020 15 .67 0 .26 1 .43 1 .69 ( 0 .35 ) ( 0 .50 ) ( 0 .85 ) 16 .51
2019 13 .90 0 .31 2 .43 2 .74 ( 0 .40 ) ( 0 .57 ) ( 0 .97 ) 15 .67
2018 15 .89 0 .36 ( 1 .07 ) ( 0 .71 ) ( 0 .50 ) ( 0 .78 ) ( 1 .28 ) 13 .90
Class 2 shares
2023(c) 12 .50 0 .05 1 .03 1 .08 – – – 13 .58
2022 17 .84 0 .29 ( 3 .17 ) ( 2 .88 ) ( 0 .34 ) ( 2 .12 ) ( 2 .46 ) 12 .50
2021 16 .29 0 .32 1 .85 2 .17 ( 0 .24 ) ( 0 .38 ) ( 0 .62 ) 17 .84
2020 15 .48 0 .23 1 .39 1 .62 ( 0 .31 ) ( 0 .50 ) ( 0 .81 ) 16 .29
2019 13 .74 0 .28 2 .39 2 .67 ( 0 .36 ) ( 0 .57 ) ( 0 .93 ) 15 .48
2018 15 .72 0 .32 ( 1 .06 ) ( 0 .74 ) ( 0 .46 ) ( 0 .78 ) ( 1 .24 ) 13 .74
(a)
(b)
(c)
(d)
(e)
(f)

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
8 .81% (d) $ 447,721 0 .24% (e) 0 .98% (e) 33 .3% (e)
( 16 .15 ) 438,565 0 .23 2 .17 43 .2
13 .74 588,703 0 .23 2 .00 38 .9
11 .28 568,806 0 .23 1 .74 18 .9
20 .01 574,960 0 .24 (f) 2 .06 23 .0
( 5 .04 ) 561,162 0 .23 (f) 2 .29 18 .2
8 .64 (d) 137,076 0 .49 (e) 0 .73 (e) 33 .3 (e)
( 16 .29 ) 129,635 0 .48 1 .98 43 .2
13 .39 156,241 0 .48 1 .83 38 .9
10 .96 134,181 0 .48 1 .56 18 .9
19 .74 123,870 0 .49 (f) 1 .89 23 .0
( 5 .25 ) 104,051 0 .48 (f) 2 .10 18 .2
Calculated based on average shares outstanding during the period.
Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
Six months ended June 30, 2023.
Total return amounts have not been annualized.
Computed on an annualized basis.
Reflects Manager's contractual expense limit.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SAM CONSERVATIVE BALANCED PORTFOLIO
Class 1 shares
2023(c) $ 10 .23 $ 0 .07 $ 0 .56 $ 0 .63 $ – $ – $ – $ 10 .86
2022 13 .61 0 .30 ( 2 .25 ) ( 1 .95 ) ( 0 .30 ) ( 1 .13 ) ( 1 .43 ) 10 .23
2021 12 .80 0 .29 0 .95 1 .24 ( 0 .25 ) ( 0 .18 ) ( 0 .43 ) 13 .61
2020 12 .19 0 .24 0 .89 1 .13 ( 0 .29 ) ( 0 .23 ) ( 0 .52 ) 12 .80
2019 11 .05 0 .28 1 .45 1 .73 ( 0 .35 ) ( 0 .24 ) ( 0 .59 ) 12 .19
2018 12 .33 0 .34 ( 0 .73 ) ( 0 .39 ) ( 0 .42 ) ( 0 .47 ) ( 0 .89 ) 11 .05
Class 2 shares
2023(c) 10 .05 0 .06 0 .55 0 .61 – – – 10 .66
2022 13 .40 0 .27 ( 2 .22 ) ( 1 .95 ) ( 0 .27 ) ( 1 .13 ) ( 1 .40 ) 10 .05
2021 12 .61 0 .26 0 .93 1 .19 ( 0 .22 ) ( 0 .18 ) ( 0 .40 ) 13 .40
2020 12 .03 0 .22 0 .86 1 .08 ( 0 .27 ) ( 0 .23 ) ( 0 .50 ) 12 .61
2019 10 .91 0 .25 1 .43 1 .68 ( 0 .32 ) ( 0 .24 ) ( 0 .56 ) 12 .03
2018 12 .19 0 .31 ( 0 .73 ) ( 0 .42 ) ( 0 .39 ) ( 0 .47 ) ( 0 .86 ) 10 .91
(a)
(b)
(c)
(d)
(e)
(f)

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
6 .16% (d) $ 133,093 0 .24% (e) 1 .39% (e) 35 .3% (e)
( 14 .45 ) 134,379 0 .24 2 .57 52 .1
9 .71 169,338 0 .23 2 .13 41 .2
9 .60 164,411 0 .24 2 .03 23 .4
15 .88 164,095 0 .24 (f) 2 .32 30 .8
( 3 .49 ) 154,297 0 .22 (f) 2 .79 19 .5
6 .07 (d) 30,293 0 .49 (e) 1 .15 (e) 35 .3 (e)
( 14 .69 ) 28,916 0 .49 2 .35 52 .1
9 .48 34,318 0 .48 1 .95 41 .2
9 .25 30,178 0 .49 1 .85 23 .4
15 .66 25,380 0 .49 (f) 2 .15 30 .8
( 3 .75 ) 20,449 0 .47 (f) 2 .59 19 .5
Calculated based on average shares outstanding during the period.
Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
Six months ended June 30, 2023.
Total return amounts have not been annualized.
Computed on an annualized basis.
Reflects Manager's contractual expense limit.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SAM CONSERVATIVE GROWTH PORTFOLIO
Class 1 shares
2023(c) $ 17 .65 $ 0 .05 $ 1 .91 $ 1 .96 $ – $ – $ – $ 19 .61
2022 24 .82 0 .36 ( 4 .75 ) ( 4 .39 ) ( 0 .45 ) ( 2 .33 ) ( 2 .78 ) 17 .65
2021 21 .75 0 .44 3 .40 3 .84 ( 0 .29 ) ( 0 .48 ) ( 0 .77 ) 24 .82
2020 19 .94 0 .28 2 .22 2 .50 ( 0 .37 ) ( 0 .32 ) ( 0 .69 ) 21 .75
2019 17 .16 0 .36 3 .68 4 .04 ( 0 .36 ) ( 0 .90 ) ( 1 .26 ) 19 .94
2018 19 .86 0 .35 ( 1 .51 ) ( 1 .16 ) ( 0 .56 ) ( 0 .98 ) ( 1 .54 ) 17 .16
Class 2 shares
2023(c) 17 .31 0 .02 1 .88 1 .90 – – – 19 .21
2022 24 .39 0 .31 ( 4 .66 ) ( 4 .35 ) ( 0 .40 ) ( 2 .33 ) ( 2 .73 ) 17 .31
2021 21 .40 0 .39 3 .32 3 .71 ( 0 .24 ) ( 0 .48 ) ( 0 .72 ) 24 .39
2020 19 .63 0 .24 2 .17 2 .41 ( 0 .32 ) ( 0 .32 ) ( 0 .64 ) 21 .40
2019 16 .92 0 .32 3 .61 3 .93 ( 0 .32 ) ( 0 .90 ) ( 1 .22 ) 19 .63
2018 19 .60 0 .31 ( 1 .50 ) ( 1 .19 ) ( 0 .51 ) ( 0 .98 ) ( 1 .49 ) 16 .92
(a)
(b)
(c)
(d)
(e)
(f)

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
11 .10% (d) $ 202,993 0 .24% (e) 0 .49% (e) 34 .6% (e)
( 17 .79 ) 190,273 0 .23 1 .75 43 .0
17 .75 242,713 0 .23 1 .85 43 .6
12 .95 226,009 0 .23 1 .46 20 .7
24 .06 213,346 0 .24 (f) 1 .89 16 .2
( 6 .62 ) 189,654 0 .23 (f) 1 .81 27 .0
10 .98 (d) 171,787 0 .49 (e) 0 .25 (e) 34 .6 (e)
( 17 .97 ) 155,472 0 .48 1 .52 43 .0
17 .44 192,114 0 .48 1 .67 43 .6
12 .68 158,606 0 .48 1 .28 20 .7
23 .68 143,501 0 .49 (f) 1 .68 16 .2
( 6 .82 ) 118,307 0 .48 (f) 1 .60 27 .0
Calculated based on average shares outstanding during the period.
Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
Six months ended June 30, 2023.
Total return amounts have not been annualized.
Computed on an annualized basis.
Reflects Manager's contractual expense limit.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SAM FLEXIBLE INCOME PORTFOLIO
Class 1 shares
2023(c) $ 10 .17 $ 0 .08 $ 0 .36 $ 0 .44 $ – $ – $ – $ 10 .61
2022 13 .17 0 .32 ( 2 .03 ) ( 1 .71 ) ( 0 .35 ) ( 0 .94 ) ( 1 .29 ) 10 .17
2021 12 .81 0 .32 0 .55 0 .87 ( 0 .31 ) ( 0 .20 ) ( 0 .51 ) 13 .17
2020 12 .58 0 .31 0 .57 0 .88 ( 0 .36 ) ( 0 .29 ) ( 0 .65 ) 12 .81
2019 11 .86 0 .33 1 .22 1 .55 ( 0 .46 ) ( 0 .37 ) ( 0 .83 ) 12 .58
2018 12 .95 0 .40 ( 0 .63 ) ( 0 .23 ) ( 0 .53 ) ( 0 .33 ) ( 0 .86 ) 11 .86
Class 2 shares
2023(c) 10 .02 0 .07 0 .36 0 .43 – – – 10 .45
2022 13 .00 0 .29 ( 2 .01 ) ( 1 .72 ) ( 0 .32 ) ( 0 .94 ) ( 1 .26 ) 10 .02
2021 12 .66 0 .30 0 .53 0 .83 ( 0 .29 ) ( 0 .20 ) ( 0 .49 ) 13 .00
2020 12 .44 0 .28 0 .56 0 .84 ( 0 .33 ) ( 0 .29 ) ( 0 .62 ) 12 .66
2019 11 .74 0 .31 1 .19 1 .50 ( 0 .43 ) ( 0 .37 ) ( 0 .80 ) 12 .44
2018 12 .83 0 .38 ( 0 .63 ) ( 0 .25 ) ( 0 .51 ) ( 0 .33 ) ( 0 .84 ) 11 .74
(a)
(b)
(c)
(d)
(e)

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
4 .33% (d) $ 105,034 0 .24% (e) 1 .57% (e) 26 .9% (e)
( 13 .11 ) 108,390 0 .24 2 .82 54 .1
6 .89 148,266 0 .23 2 .41 44 .0
7 .27 149,396 0 .24 2 .51 38 .6
13 .25 157,922 0 .24 2 .65 37 .4
( 1 .97 ) 157,019 0 .23 3 .19 19 .9
4 .29 (d) 35,688 0 .49 (e) 1 .32 (e) 26 .9 (e)
( 13 .37 ) 34,633 0 .49 2 .58 54 .1
6 .61 45,586 0 .48 2 .31 44 .0
7 .03 34,866 0 .49 2 .31 38 .6
12 .97 30,663 0 .49 2 .46 37 .4
( 2 .20 ) 25,656 0 .48 3 .07 19 .9
Calculated based on average shares outstanding during the period.
Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
Six months ended June 30, 2023.
Total return amounts have not been annualized.
Computed on an annualized basis.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SAM STRATEGIC GROWTH PORTFOLIO
Class 1 shares
2023(c) $ 19 .76 $ – $ 2 .55 $ 2 .55 $ – $ – $ – $ 22 .31
2022 28 .09 0 .33 ( 5 .59 ) ( 5 .26 ) ( 0 .52 ) ( 2 .55 ) ( 3 .07 ) 19 .76
2021 24 .17 0 .53 4 .24 4 .77 ( 0 .26 ) ( 0 .59 ) ( 0 .85 ) 28 .09
2020 21 .85 0 .26 2 .96 3 .22 ( 0 .38 ) ( 0 .52 ) ( 0 .90 ) 24 .17
2019 18 .36 0 .39 4 .54 4 .93 ( 0 .33 ) ( 1 .11 ) ( 1 .44 ) 21 .85
2018 21 .72 0 .33 ( 2 .01 ) ( 1 .68 ) ( 0 .52 ) ( 1 .16 ) ( 1 .68 ) 18 .36
Class 2 shares
2023(c) 19 .39 ( 0 .02 ) 2 .50 2 .48 – – – 21 .87
2022 27 .62 0 .27 ( 5 .49 ) ( 5 .22 ) ( 0 .46 ) ( 2 .55 ) ( 3 .01 ) 19 .39
2021 23 .80 0 .46 4 .16 4 .62 ( 0 .21 ) ( 0 .59 ) ( 0 .80 ) 27 .62
2020 21 .53 0 .22 2 .91 3 .13 ( 0 .34 ) ( 0 .52 ) ( 0 .86 ) 23 .80
2019 18 .11 0 .34 4 .47 4 .81 ( 0 .28 ) ( 1 .11 ) ( 1 .39 ) 21 .53
2018 21 .46 0 .28 ( 2 .00 ) ( 1 .72 ) ( 0 .47 ) ( 1 .16 ) ( 1 .63 ) 18 .11
(a)
(b)
(c)
(d)
(e)
(f)

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
12 .90% (d) $ 193,447 0 .24% (e) 0 .03% (e) 37 .3% (e)
( 18 .78 ) 174,041 0 .23 1 .45 40 .8
19 .86 223,578 0 .23 1 .97 35 .9
15 .40 187,904 0 .23 1 .24 22 .3
27 .44 169,489 0 .24 (f) 1 .89 20 .3
( 8 .60 ) 140,247 0 .23 (f) 1 .56 37 .8
12 .79 (d) 184,230 0 .49 (e) ( 0 .22 ) (e) 37 .3 (e)
( 18 .98 ) 164,885 0 .48 1 .22 40 .8
19 .54 205,369 0 .48 1 .76 35 .9
15 .13 167,706 0 .48 1 .09 22 .3
27 .13 145,924 0 .49 (f) 1 .67 20 .3
( 8 .87 ) 114,902 0 .48 (f) 1 .34 37 .8
Calculated based on average shares outstanding during the period.
Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
Six months ended June 30, 2023.
Total return amounts have not been annualized.
Computed on an annualized basis.
Reflects Manager's contractual expense limit.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SHORT-TERM INCOME ACCOUNT
Class 1 shares
2023(c) $ 2 .41 $ 0 .04 $ 0 .01 $ 0 .05 $ – $ – $ – $ 2 .46
2022 2 .53 0 .04 ( 0 .13 ) ( 0 .09 ) ( 0 .03 ) – ( 0 .03 ) 2 .41
2021 2 .60 0 .03 ( 0 .05 ) ( 0 .02 ) ( 0 .04 ) ( 0 .01 ) ( 0 .05 ) 2 .53
2020 2 .57 0 .04 0 .05 0 .09 ( 0 .06 ) – ( 0 .06 ) 2 .60
2019 2 .52 0 .06 0 .06 0 .12 ( 0 .07 ) – ( 0 .07 ) 2 .57
2018 2 .55 0 .06 ( 0 .03 ) 0 .03 ( 0 .06 ) – ( 0 .06 ) 2 .52
(a)
(b)
(c)
(d)
(e)
(f)

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
2 .07% (d) $ 138,539 0 .42% (e) 3 .16% (e) 39 .4% (e)
( 3 .45 ) 134,122 0 .46 1 .74 57 .7
( 0 .72 ) 140,532 0 .47 1 .09 56 .7
3 .36 157,019 0 .51 (f) 1 .61 73 .7
4 .70 130,852 0 .51 (f) 2 .31 54 .2
1 .02 149,075 0 .50 (f) 2 .19 49 .9
Calculated based on average shares outstanding during the period.
Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
Six months ended June 30, 2023.
Total return amounts have not been annualized.
Computed on an annualized basis.
Reflects Manager's contractual expense limit.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SMALLCAP ACCOUNT
Class 1 shares
2023(c) $ 13 .03 $ 0 .03 $ 1 .37 $ 1 .40 $ – $ – $ – $ 14 .43
2022 20 .05 0 .05 ( 4 .08 ) ( 4 .03 ) ( 0 .01 ) ( 2 .98 ) ( 2 .99 ) 13 .03
2021 17 .26 ( 0 .01 ) 3 .48 3 .47 ( 0 .06 ) ( 0 .62 ) ( 0 .68 ) 20 .05
2020 15 .33 0 .03 3 .03 3 .06 ( 0 .07 ) ( 1 .06 ) ( 1 .13 ) 17 .26
2019 14 .30 0 .08 3 .67 3 .75 ( 0 .06 ) ( 2 .66 ) ( 2 .72 ) 15 .33
2018 17 .10 0 .03 ( 1 .62 ) ( 1 .59 ) ( 0 .06 ) ( 1 .15 ) ( 1 .21 ) 14 .30
Class 2 shares
2023(c) 12 .91 0 .01 1 .36 1 .37 – – – 14 .28
2022 19 .93 0 .01 ( 4 .05 ) ( 4 .04 ) – ( 2 .98 ) ( 2 .98 ) 12 .91
2021 17 .17 ( 0 .06 ) 3 .47 3 .41 ( 0 .03 ) ( 0 .62 ) ( 0 .65 ) 19 .93
2020 15 .26 – 3 .01 3 .01 ( 0 .04 ) ( 1 .06 ) ( 1 .10 ) 17 .17
2019 14 .24 0 .04 3 .66 3 .70 ( 0 .02 ) ( 2 .66 ) ( 2 .68 ) 15 .26
2018 17 .04 ( 0 .01 ) ( 1 .62 ) ( 1 .63 ) ( 0 .02 ) ( 1 .15 ) ( 1 .17 ) 14 .24
(a)
(b)
(c)
(d)
(e)
(f)

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
10 .66% (d) ,(e) $ 165,538 0 .84% (f) 0 .41% (f) 27 .5% (f)
( 20 .63 ) (e) 156,903 0 .84 0 .32 18 .0
20 .12 213,890 0 .82 ( 0 .04 ) 36 .6
22 .20 195,848 0 .84 0 .24 38 .8
27 .40 184,434 0 .84 0 .53 34 .7
( 10 .89 ) 163,243 0 .83 0 .20 45 .0
10 .61 (d) 9,052 1 .09 (f) 0 .17 (f) 27 .5 (f)
( 20 .88 ) 8,383 1 .09 0 .07 18 .0
19 .86 10,497 1 .07 ( 0 .29 ) 36 .6
21 .87 8,414 1 .09 ( 0 .01 ) 38 .8
27 .12 6,829 1 .09 0 .28 34 .7
( 11 .17 ) (e) 4,874 1 .08 ( 0 .05 ) 45 .0
Calculated based on average shares outstanding during the period.
Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
Six months ended June 30, 2023.
Total return amounts have not been annualized.
Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
Computed on an annualized basis.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of Period
Net Investment Income
(Loss)(a)
Net Realized and
Unrealized Gain (Loss)
on Investments
Total From Investment
Operations
Net Asset Value, End of
Period
U.S. LARGECAP BUFFER APRIL ACCOUNT
Class 2 shares
2023(b) $ 10 .00 $ 0 .01 $ 0 .63 $ 0 .64 $ 10 .64
(a)
(b)
(c)
(d)
(e)

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
6 .40% (c) $ 37,437 0 .95% (d) ,(e) 0 .56% (d) 88 .2% (d)
Calculated based on average shares outstanding during the period.
Period from March 29, 2023, date operations commenced, through June 30, 2023.
Total return amounts have not been annualized.
Computed on an annualized basis.
Reflects Manager's contractual expense limit.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of Period
Net Investment Income
(Loss)(a)
Net Realized and
Unrealized Gain (Loss)
on Investments
Total From Investment
Operations
Net Asset Value, End of
Period
U.S. LARGECAP BUFFER JANUARY ACCOUNT
Class 2 shares
2023(c) $ 9 .99 $ 0 .02 $ 1 .22 $ 1 .24 $ 11 .23
2022(i) 10 .00 – ( 0 .01 ) ( 0 .01 ) 9 .99
(a)
(b)
(c)
(d)
(e)
(f)
(g)
(h)
(i)

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
12 .30% (d) ,(e) $ 12,361 0 .99% (f) ,(g) ,(h) 0 .46% (f) 73 .5% (f)
0 .00 (d) ,(e) 26,581 0 .95 (f) ,(g) 3 .20 (f) 0 .0 (f)
Calculated based on average shares outstanding during the period.
Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
Six months ended June 30, 2023.
Total return amounts have not been annualized.
Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
Computed on an annualized basis.
Reflects Manager's contractual expense limit.
Includes 0.04% of interest expense associated with borrowings. The expense is not subject to the Manager's contractual expense limit.
Period from December 28, 2022, date operations commenced, through December 31, 2022.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
U.S. LARGECAP BUFFER JULY ACCOUNT
Class 2 shares
2023(c) $ 10 .16 $ 0 .02 $ 1 .14 $ 1 .16 $ – $ – $ 11 .32
2022(h) 10 .00 0 .04 0 .15 0 .19 ( 0 .03 ) ( 0 .03 ) 10 .16
(a)
(b)
(c)
(d)
(e)
(f)
(g)
(h)

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
11 .42% (d) $ 58,314 0 .97% (e) ,(f) ,(g) 0 .30% (e) 108 .1% (e)
1 .93 (d) 26,247 0 .95 (e) ,(f) 0 .72 (e) 20 .0 (e)
Calculated based on average shares outstanding during the period.
Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
Six months ended June 30, 2023.
Total return amounts have not been annualized.
Computed on an annualized basis.
Reflects Manager's contractual expense limit.
Includes 0.02% of interest expense associated with borrowings. The expense is not subject to the Manager's contractual expense limit.
Period from June 29, 2022, date operations commenced, through December 31, 2022.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
U.S. LARGECAP BUFFER OCTOBER ACCOUNT
Class 2 shares
2023(c) $ 10 .51 $ 0 .02 $ 1 .31 $ 1 .33 $ – $ – $ 11 .84
2022(h) 10 .00 0 .02 0 .51 0 .53 ( 0 .02 ) ( 0 .02 ) 10 .51
(a)
(b)
(c)
(d)
(e)
(f)
(g)
(h)
(i)

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
12 .65% (d) $ 17,395 0 .97% (e) ,(f) ,(g) 0 .37% (e) 5 .9% (e)
5 .29 (d) 17,978 0 .99 (e) ,(f) ,(i) 0 .68 (e) 180 .0 (e)
Calculated based on average shares outstanding during the period.
Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
Six months ended June 30, 2023.
Total return amounts have not been annualized.
Computed on an annualized basis.
Reflects Manager's contractual expense limit.
Includes 0.02% of interest expense associated with borrowings. The expense is not subject to the Manager's contractual expense limit.
Period from September 29, 2022, date operations commenced, through December 31, 2022.
Includes 0.04% of interest expense associated with borrowings. The expense is not subject to the Manager's contractual expense limit.

Shareholder Expense Example
Principal Variable Contracts Funds, Inc.
June 30, 2023 (unaudited)

As a shareholder of Principal Variable Contracts Funds, Inc. you incur ongoing costs, including management fees; distribution fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Variable Contracts
Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the expenses the Funds bear directly, each of the Funds may indirectly bear its pro rata share of the expenses incurred by the investment companies in which the Funds invest.
These expenses are not included in the fund’s annualized expense ratio used to calculate the expenses paid in this example. If they were, the expenses paid would be higher. Expenses shown below and on the following pages do not account for fees, expenses and charges of any variable insurance contract or retirement plan. If these fees had been reflected, expenses would have been higher.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period ( January 1, 2023 to June
30, 2023 ), unless otherwise noted.
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Variable Contracts Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total cost of owning different funds.
Actual Hypothetical
Beginning
Account
Value January 1,
2023
Ending Account
Value June 30,
2023
Expenses Paid
During Period
January 1,
2023 to June 30,
2023
(a)
Beginning Account
Value January 1,
2023
Ending Account
Value June 30,
2023
Expenses Paid
During Period
January 1,
2023 to June 30,
2023
(a)
Annualized
Expense
Ratio
Blue Chip Account
Class 3 $ 1,000.00 $ 1,215.91 $ 5.77 $ 1,000.00 $ 1,019.59 $ 5.26 1.05%
Bond Market Index Account
Class 1 1,000.00 1,023.00 0.75 1,000.00 1,024.05 0.75 0.15
Core Plus Bond Account
Class 1 1,000.00 1,018.05 2.50 1,000.00 1,022.32 2.51 0.50
Diversified Balanced Account
Class 1 1,000.00 1,083.27 0.26 1,000.00 1,024.55 0.25 0.05
Class 2 1,000.00 1,082.29 1.55 1,000.00 1,023.31 1.51 0.30
Class 3 1,000.00 1,081.78 2.32 1,000.00 1,022.56 2.26 0.45
Diversified Balanced Managed Volatility Account
Class 2 1,000.00 1,074.55 1.59 1,000.00 1,023.26 1.56 0.31
Class 3 1,000.00 1,073.97 2.37 1,000.00 1,022.51 2.31 0.46
Diversified Balanced Volatility Control Account
Class 2 1,000.00 1,075.02 1.96 1,000.00 1,022.91 1.91 0.38
Class 3 1,000.00 1,073.26 2.72 1,000.00 1,022.17 2.66 0.53
Diversified Growth Account
Class 2 1,000.00 1,100.62 1.56 1,000.00 1,023.31 1.51 0.30
Class 3 1,000.00 1,100.19 2.34 1,000.00 1,022.56 2.26 0.45

Shareholder Expense Example
Principal Variable Contracts Funds, Inc.
June 30, 2023 (unaudited)

Actual Hypothetical
Beginning
Account
Value January 1,
2023
Ending Account
Value June 30,
2023
Expenses Paid
During Period
January 1,
2023 to June 30,
2023
(a)
Beginning Account
Value January 1,
2023
Ending Account
Value June 30,
2023
Expenses Paid
During Period
January 1,
2023 to June 30,
2023
(a)
Annualized
Expense
Ratio
Diversified Growth Managed Volatility Account
Class 2 $ 1,000.00 $ 1,091.06 $ 1.61 $ 1,000.00 $ 1,023.26 $ 1.56 0.31%
Class 3 1,000.00 1,089.74 2.38 1,000.00 1,022.51 2.31 0.46
Diversified Growth Volatility Control Account
Class 2 1,000.00 1,089.43 1.92 1,000.00 1,022.96 1.86 0.37
Class 3 1,000.00 1,089.67 2.69 1,000.00 1,022.22 2.61 0.52
Diversified Income Account
Class 2 1,000.00 1,063.33 1.59 1,000.00 1,023.26 1.56 0.31
Class 3 1,000.00 1,063.06 2.35 1,000.00 1,022.51 2.31 0.46
Diversified International Account
Class 1 1,000.00 1,122.01 4.95 1,000.00 1,020.13 4.71 0.94
Equity Income Account
Class 1 1,000.00 1,040.69 2.43 1,000.00 1,022.41 2.41 0.48
Class 2 1,000.00 1,039.71 3.69 1,000.00 1,021.17 3.66 0.73
Class 3 1,000.00 1,038.78 4.45 1,000.00 1,020.43 4.41 0.88
Global Emerging Markets Account
Class 1 1,000.00 1,080.66 5.83 1,000.00 1,019.19 5.66 1.13
Government & High Quality Bond Account
Class 1 1,000.00 1,018.20 2.60 1,000.00 1,022.22 2.61 0.52
LargeCap Growth Account I
Class 1 1,000.00 1,272.34 3.89 1,000.00 1,021.37 3.46 0.69
LargeCap S&P 500 Index Account
Class 1 1,000.00 1,167.76 1.07 1,000.00 1,023.80 1.00 0.20
Class 2 1,000.00 1,165.83 2.42 1,000.00 1,022.56 2.26 0.45
LargeCap S&P 500 Managed Volatility Index Account
Class 1 1,000.00 1,144.81 1.97 1,000.00 1,022.96 1.86 0.37
MidCap Account
Class 1 1,000.00 1,158.44 2.89 1,000.00 1,022.12 2.71 0.54
Class 2 1,000.00 1,157.04 4.23 1,000.00 1,020.88 3.96 0.79
Principal Capital Appreciation Account
Class 1 1,000.00 1,146.25 3.41 1,000.00 1,021.62 3.21 0.64
Class 2 1,000.00 1,144.73 4.73 1,000.00 1,020.38 4.46 0.89
Principal LifeTime 2020 Account
Class 1 1,000.00 1,067.13 0.05 1,000.00 1,024.74 0.05 0.01
Principal LifeTime 2030 Account
Class 1 1,000.00 1,086.32 0.05 1,000.00 1,024.74 0.05 0.01
Principal LifeTime 2040 Account
Class 1 1,000.00 1,108.29 0.05 1,000.00 1,024.74 0.05 0.01
Principal LifeTime 2050 Account
Class 1 1,000.00 1,122.49 0.11 1,000.00 1,024.70 0.10 0.02

Shareholder Expense Example
Principal Variable Contracts Funds, Inc.
June 30, 2023 (unaudited)

Actual Hypothetical
Beginning
Account
Value January 1,
2023
Ending Account
Value June 30,
2023
Expenses Paid
During Period
January 1,
2023 to June 30,
2023
(a)
Beginning Account
Value January 1,
2023
Ending Account
Value June 30,
2023
Expenses Paid
During Period
January 1,
2023 to June 30,
2023
(a)
Annualized
Expense
Ratio
Principal LifeTime 2060 Account
Class 1 $ 1,000.00 $ 1,122.42 $ 0.37 $ 1,000.00 $ 1,024.45 $ 0.35 0.07%
Principal LifeTime Strategic Income Account
Class 1 1,000.00 1,057.31 0.15 1,000.00 1,024.65 0.15 0.03
Real Estate Securities Account
Class 1 1,000.00 1,050.68 4.07 1,000.00 1,020.83 4.01 0.80
Class 2 1,000.00 1,049.41 5.34 1,000.00 1,019.59 5.26 1.05
SAM Balanced Portfolio
Class 1 1,000.00 1,088.12 1.24 1,000.00 1,023.60 1.20 0.24
Class 2 1,000.00 1,086.40 2.53 1,000.00 1,022.36 2.46 0.49
SAM Conservative Balanced Portfolio
Class 1 1,000.00 1,061.58 1.23 1,000.00 1,023.60 1.20 0.24
Class 2 1,000.00 1,060.70 2.50 1,000.00 1,022.36 2.46 0.49
SAM Conservative Growth Portfolio
Class 1 1,000.00 1,111.05 1.26 1,000.00 1,023.60 1.20 0.24
Class 2 1,000.00 1,109.76 2.56 1,000.00 1,022.36 2.46 0.49
SAM Flexible Income Portfolio
Class 1 1,000.00 1,043.26 1.22 1,000.00 1,023.60 1.20 0.24
Class 2 1,000.00 1,042.91 2.48 1,000.00 1,022.36 2.46 0.49
SAM Strategic Growth Portfolio
Class 1 1,000.00 1,129.05 1.27 1,000.00 1,023.60 1.20 0.24
Class 2 1,000.00 1,127.90 2.59 1,000.00 1,022.36 2.46 0.49
Short-Term Income Account
Class 1 1,000.00 1,020.75 2.10 1,000.00 1,022.71 2.11 0.42
SmallCap Account
Class 1 1,000.00 1,106.60 4.39 1,000.00 1,020.63 4.21 0.84
Class 2 1,000.00 1,106.12 5.69 1,000.00 1,019.39 5.46 1.09
U.S. LargeCap Buffer April Account
Class 2 1,000.00 1,064.00 2.50
(b)
1,000.00 1,020.08 4.76 0.95
U.S. LargeCap Buffer January Account
Class 2 1,000.00 1,123.00 5.21 1,000.00 1,019.89 4.96 0.99
U.S. LargeCap Buffer July Account
Class 2 1,000.00 1,114.17 5.08 1,000.00 1,019.98 4.86 0.97
U.S. LargeCap Buffer October Account
Class 2 1,000.00 1,126.55 5.11 1,000.00 1,019.98 4.86 0.97
(a)
Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b)
Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period (March 29, 2023 to June 30, 2023), multiplied by
93/365 (to reflect the period since inception).

Principal Variable Contracts Funds, Inc.
(unaudited)

Notification of Source of Distributions
Pursuant to Rule 19a-1 of the Investment Company Act of 1940
As noted in the table provided below, certain of the Funds made distributions for the month of April 2023 for which a portion is estimated to be in excess of the Fund’s current and accumulated net income. As of this month end, the estimated sources of these distributions were as follows:
The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.
Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940. Tax reporting information for shareholders of the Funds will not be available until the end of the Funds’ fiscal year.
As a result, shareholders should not use the information provided in this notice for tax reporting purposes.
April 2023
Fund Net Income Realized Gain Capital Sources
Principal LifeTime 2010 Account 99.76% 0.00% 0.24%

FUND BOARD OF DIRECTORS AND OFFICERS
The Board of Directors (the “Board”) has overall responsibility for overseeing the Fund’s operations in accordance with the Investment Act of 1940, as amended (the “1940 Act”), other applicable laws, and the Fund’s charter. Each member of the Board (“Board Member”) serves on the Boards of the following investment companies: Principal Funds, Inc., Principal Variable Contracts Funds, Inc., Principal Exchange-Traded
Funds, and Principal Diversified Select Real Asset Fund which are collectively referred to as the “Fund Complex”. Board Members that are affiliated persons of any investment advisor, the principal distributor, or the principal underwriter of the Fund Complex are considered “interested persons” of the Fund (as defined in the 1940 Act) and are referred to as “Interested Board Members”. Board Members who are not Interested
Board Members are referred to as “Independent Board Members”.
Each Board Member generally serves until the next annual meeting of shareholders or until such Board Member’s earlier death, resignation, or removal. Independent Board Members have a 72-year age limit and, for Independent Board Members elected on or after September 14, 2021, a
72-year age limit or a 15-year term limit, whichever occurs first. The Board may waive the age or term limits in the Board’s discretion. The Board elects officers to supervise the day-to-day operations of the Fund Complex. Officers serve at the pleasure of the Board, and each officer has the same position with each investment company in the Fund Complex.
INDEPENDENT BOARD MEMBERS
Name,
Position Held with the Fund Complex,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Board Member
Other Directorships
Held by Board Member
During Past 5 Years
Leroy T. Barnes, Jr.
Board Member since 2012
Member, Audit Committee
1951
Retired 130 McClatchy Newspapers, Inc. (2000-
2020); Frontier Communications, Inc.
(2005-2019)
Craig Damos
Lead Independent Board Member since 2020
Board Member since 2008
Member, Nominating and Governance
Committee
Member, Operations Committee
Member, Executive Committee
1954
President, C.P. Damos Consulting LLC (consulting
services)
130 None
Katharin S. Dyer
Board Member since 2023
Member, Operations Committee
1957
Founder and Chief Executive Officer, PivotWise
(consulting services) Global Partner, IBM
(technology company) from 2016-2018
130 Liquidity Services, Inc. (2020-present)
Frances P. Grieb
Board Member since 2023
Member, Audit Committee
1960
Retired 130 First Interstate BancSystems, Inc.
(2022-present); Great Western Bancorp,
Inc. and Great Western Bank (2014-2022)
Fritz S. Hirsch
Board Member since 2005
Member, Nominating and Governance
Committee
Member, 15(c) Committee
1951
Interim CEO, MAM USA (manufacturer of infant
and juvenile products) from February 2020 to
October 2020
130 MAM USA (2011-present)
Victor Hymes
Board Member since 2020
Chair, Audit Committee
Member, Nominating and Governance
Committee
1957
Founder, CEO, CIO, Legato Capital Management,
LLC (investment management company)
130 None
Padelford L. Lattimer
Board Member since 2020
Chair, Operations Committee
Member, 15(c) Committee
1961
Managing Partner, TBA Management Consulting
LLC (management consulting and staffing company)
130 None
Karen McMillan
Board Member since 2014
Member, Operations Committee
Chair, 15(c) Committee
1961
Founder/Owner, Tyche Consulting LLC (consulting
services)
Managing Director, Patomak Global Partners, LLC
(financial services consulting) from 2014-2021
130 None

INTERESTED BOARD MEMBERS
Name,
Position Held with the Fund Complex,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Board Member
Other Directorships
Held by Board Member
During Past 5 Years
Elizabeth A. Nickels
Board Member since 2015
Member, Audit Committee
Chair, Nominating and Governance Committee
1962
Retired 130 SpartanNash (2000-2022)
Mary M. VanDeWeghe
Board Member since 2018
Member, Audit Committee
Member, 15(c) Committee
1959
CEO and President, Forte Consulting, Inc. (financial
and management consulting)
130 Helmerich & Payne (2019-present);
Denbury Resources Inc. (2019-2020)
Name,
Position Held with the Fund Complex,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Board Member
Other
Directorships
Held by Board Member
During Past 5 Years
Kamal Bhatia Principal Global Investors, LLC (“PGI”) 130 None
Chair and Board Member since 2023
Chief Executive Officer and President
since 2019
Chair, Executive Committee
1972
Director since 2019
President-Principal Funds since 2019
Principal Funds Distributor, Inc. (“PFD”)
Director since 2019
Principal Financial Group, Inc. (“PFGI”),
Principal Financial Services, Inc. (“PFSI”), and
Principal Life Insurance Company (“PLIC”)
Senior Executive Managing Director – Global
Head of Investments – Principal Asset Management
(“PAM”) since 2023
Senior Executive Director and Chief Operating
Officer - PAM since 2023
Senior Executive Director and Chief Operating
Officer - PGI (2020-2022)
President-Principal Funds (2019-2020)
Post Advisory Group, LLC (“Post”)
Director since 2020
Principal Real Estate Investors, LLC (“PREI”)
Senior Executive Director and Chief Operating
Officer - PGI since 2022
Director since 2020
Principal Shareholder Services, Inc. (“PSS”)
Executive Vice President since 2019
Director and Chair (2019-2022)
Spectrum Asset Management (“Spectrum”)
Director since 2021
Origin Asset Management (“Origin”)
Additional Director since 2022
OppenheimerFunds
Senior Vice President (2011-2019)

Correspondence intended for each Board Member who is other than an Interested Board Member may be sent to 655 9th Street, Des Moines, IA
50392.
Name,
Position Held with the Fund Complex,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Board Member
Other
Directorships
Held by Board Member
During Past 5 Years
Patrick G. Halter PGI 130 None
Board Member since 2017
Member, Executive Committee
1959
Chair since 2018
Chief Executive Officer and
President since 2018
Director since 2003
PFGI, PFSI, and PLIC
President and Chief Executive Officer – PAM) since
2022
President – Principal Global Asset Management
(“PGAM”) (2020-2022)
Post
Director since 2017
Chair (2017-2020)
PREI
President - PGAM since 2022
Director and Chair since 2004
Chief Executive Officer and
President (2018-2021)
Origin
Director (2018-2019)
Kenneth A. McCullum PGI 130
Board Member since 2023
1964
Director since 2020
PFGI, PFSI, and PLIC
Executive Vice President and Chief Risk Officer
since 2023
Senior Vice President and Chief Risk Officer (2020-
2023)
Vice President and Chief Actuary (2015-2020)
Principal Securities, Inc. (“PSI”)
Director since 2020
PSS
Director since 2020

FUND COMPLEX OFFICERS
Name,
Position Held with the Fund Complex,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
Randy D. Bolin
Assistant Tax Counsel
Des Moines, IA 50392
1961
Vice President/Associate General Counsel, PGI
since 2016
Vice President/Associate General Counsel, PFSI
since 2013
Vice President/Associate General Counsel, PLIC
since 2013
George Djurasovic
General Counsel
Des Moines, IA 50392
1971
Vice President/General Counsel PAM, PGI since
2022
Vice President/General Counsel PAM, PFGI since
2022
Vice President/General Counsel PAM, PFSI since
2022
Vice President/General Counsel PAM, PLIC since
2022
Global Chief Compliance Officer, Artisan Partners
Limited
Partnership (2013-2022)
Beth Graff
Vice President and Assistant Controller
Des Moines, IA 50392
1968
Director – Fund Accounting, PLIC since 2016
Gina L. Graham
Treasurer
Des Moines, IA 50392
1965
Vice President and Treasurer, PGI since 2016
Vice President and Treasurer, PFD since 2016
Vice President and Treasurer, PFSI since 2016
Vice President and Treasurer, Business Owner
Ecosystem, Inc. (“BOE - formerly, RobustWealth,
Inc.”) since 2018
Vice President and Treasurer, PFD since 2016
Vice President and Treasurer, PFGI since 2016
Vice President and Treasurer, PFSI since 2016
Vice President and Treasurer, PLIC since 2016
Vice President and Treasurer, PREI since 2017
Vice President and Treasurer, PSI since 2016
Vice President and Treasurer, PSS since 2016
Megan Hoffmann
Vice President and Controller
Des Moines, IA 50392
1979
Director – Accounting, PLIC since 2020
Assistant Director – Accounting, PLIC (2017-2020)
Laura B. Latham
Counsel and Assistant Secretary
Des Moines, IA 50392
1986
Assistant Counsel and Assistant Secretary – Fund
Complex (2018-2023)
Counsel, PGI since 2018
Counsel, PLIC since 2018
Diane K. Nelson
AML Officer
Des Moines, IA 50392
1965
Chief Compliance Officer/AML Officer, PSS since
2015
Tara Parks
Vice President and Assistant Controller
Des Moines, IA 50392
1983
Director – Accounting, PLIC since 2019
Tax Manager – ALPS Fund Services (2011-2019)
Deanna Y. Pellack
Counsel and Assistant Secretary
Des Moines, IA 50392
1987
Assistant Counsel and Assistant Secretary – Fund
Complex (2022-2023)
Counsel, PLIC since 2022
Vice President, The Northern Trust Company (2019-
2022)
Second Vice President, The Northern Trust
Company (2014-2019)

The 15(c) Committee’s primary purpose is to assist the Board in performing the annual review of the Fund’s advisory and sub-advisory agreements pursuant to Section 15(c) of the 1940 Act. The Committee is responsible for requesting and reviewing related materials.
The Audit Committee’s primary purpose is to assist the Board by serving as an independent and objective party to monitor the Fund Complex’s accounting policies, financial reporting and internal control system, as well as the work of the independent registered public accountants. The Audit
Committee assists Board oversight of 1) the integrity of the Fund Complex’s financial statements; 2) the Fund Complex’s compliance with certain legal and regulatory requirements; 3) the independent registered public accountants’ qualifications and independence; and 4) the performance of the Fund Complex’s independent registered public accountants. The Audit Committee also provides an open avenue of communication among the independent registered public accountants, the Manager’s internal auditors, Fund Complex management, and the Board.
The Executive Committee’s primary purpose is to exercise certain powers of the Board when the Board is not in session. When the Board is not in session, the Committee may exercise all powers of the Board in the management of the Fund Complex's business except the power to 1) issue stock, except as permitted by law; 2) recommend to the shareholders any action that requires shareholder approval; 3) amend the bylaws; or 4)
approve any merger or share exchange that does not require shareholder approval.
The Nominating and Governance Committee’s primary purpose is to oversee the structure and efficiency of the Board and the committees.
The Committee is responsible for evaluating Board membership and functions, committee membership and functions, insurance coverage, and legal matters. The Committee's nominating functions include selecting and nominating Independent Board Member candidates for election to the Board. Generally, the Committee requests nominee suggestions from Board Members and management. In addition, the Committee considers candidates recommended by shareholders of the Fund Complex. Recommendations should be submitted in writing to the Principal
Name,
Position Held with the Fund Complex,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
Sara L. Reece
Vice President and Chief Operating Officer
Des Moines, IA 50392
1975
Vice President and Controller – Fund Complex
(2016-2021)
Managing Director – Global Funds Ops, PLIC since
2021
Managing Director – Financial Analysis/ Planning,
PLIC (2021)
Director - Accounting, PLIC (2015-2021)
Teri R. Root
Chief Compliance Officer
Des Moines, IA 50392
1979
Interim Chief Compliance Officer – Fund Complex
(2018)
Vice President, PSS since 2015
Michael Scholten
Chief Financial Officer
Des Moines, IA 50392
1979
Chief Operations Officer, PFD since 2022
Chief Financial Officer – PFD (2016-2022)
Assistant Vice President and Actuary, PLIC since
2021
Chief Financial Officer – Funds/Platforms, PLIC
since 2015
Chief Financial Officer, PSS since 2015
Adam U. Shaikh
Assistant General Counsel and Assistant
Secretary
Des Moines, IA 50392
1972
Assistant Counsel – Fund Complex (2006-2023)
Assistant General Counsel, PGI since 2018
Counsel, PLIC since 2006
John L. Sullivan
Counsel and Assistant Secretary
Des Moines, IA 50392
1970
Assistant Counsel and Assistant Secretary – Fund
Complex (2019-2023)
Counsel, PGI since 2020
Counsel, PLIC since 2019
Prior thereto, Attorney in Private Practice
Dan L. Westholm
Assistant Treasurer
Des Moines, IA 50392
1966
Assistant Vice President-Treasury, PGI since 2013
Assistant Vice President-Treasury, PFD since 2013
Assistant Vice President-Treasury, PLIC since 2014
Assistant Vice President-Treasury, PSI since 2013
Assistant Vice President-Treasury, PSS since 2013
Beth C. Wilson
Vice President and Secretary
Des Moines, IA 50392
1956
Director and Secretary – Funds, PLIC since 2007
Jared A. Yepsen
Assistant Tax Counsel
Des Moines, IA 50392
1981
Counsel, PGI (2017-2019)
Counsel, PLIC since 2015

Funds Complex Secretary, in care of the Principal Funds Complex, 711 High Street, Des Moines, IA 50392. Such recommendations must include all information specified in the Committee’s charter and must conform with the procedures set forth in Appendix A thereto, which can be found at https://secure02.principal.com/publicvsupply/GetFile?fm=MM13013&ty=VOP&EXT=.VOP. Examples of such information include the nominee’s biographical information; relevant educational and professional background of the nominee; the number of shares of each Fund owned of record and beneficially by the nominee and by the recommending shareholder; any other information regarding the nominee that would be required to be disclosed in a proxy statement or other filing required to be made in connection with the solicitation of proxies for the election of board members; whether the nominee is an “interested person” of the Fund as defined in the 1940 Act; and the written consent of the nominee to be named as a nominee and serve as a board member if elected.
When evaluating a potential nominee for Independent Board Member, the Committee may consider, among other factors: educational background;
relevant business and industry experience; whether the person is an "interested person" of the Fund as defined in the 1940 Act; and whether the person is willing to serve, and willing and able to commit the time necessary to attend meetings and perform the duties of an Independent Board
Member. In addition, the Committee may consider whether a candidate’s background, experience, skills and views would complement the background, experience, skills and views of other Board Members and would contribute to the diversity of the Board. The final decision is based on a combination of factors, including the strengths and the experience an individual may bring to the Board.  The Board does not regularly use the services of professional search firms to identify or evaluate potential candidates or nominees.
The Operations Committee’s primary purpose is to review and oversee the provision of administrative and distribution services to the Fund
Complex, communications with the Fund Complex’s shareholders, and the Fund Complex’s operations.
Additional information about the Fund is available in the Prospectuses and the Statement of Additional Information dated May 1, 2023 (and as supplemented). These documents may be obtained free of charge by writing Principal Variable Contracts Funds, Inc., P.O. Box 219971, Kansas
City, MO 64121-9971 or telephoning 1-800-222-5852. The prospectus may be viewed at www.PrincipalAM.com/PVCprospectuses.

PROXY VOTING POLICIES
A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning 1-800-222-5852, or on the SEC website at www.sec.gov.
SCHEDULES OF INVESTMENTS
The Fund files complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov.
STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM
The Board of Directors of Principal Variable Contracts Funds, Inc. (the “Board”) met on March 15, 2023 to review the liquidity risk management program (the “Program”) applicable to all series of the Principal Variable Contracts Funds, Inc. (each, a “Fund”), pursuant to Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) for the period from December 31, 2021 through December 31, 2022
(the “Reporting Period”).  At the meeting, the committee designated by the Board to administer the Program, the Liquidity Risk Management
Committee (the “Committee”), addressed the operation, adequacy and effectiveness of the Program,  the operation of each Fund’s highly liquid investment minimum, where applicable, and any material changes made to the Program during the Reporting Period.
The Committee noted key factors it considered when assessing, managing and reviewing each Fund’s liquidity risk. Such factors included each
Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including (a)
whether the Fund’s investment strategy is appropriate for an open-end fund, (b) the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and (c) the use of borrowings for investment purposes and use of leveraged derivatives and financial commitment obligations; short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions, holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources; and each Fund’s shareholder ownership concentration.
There were no material changes to the Program during the Reporting Period. The Committee concluded, based on the operation of the functions as described in the Report, that the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS
During the period covered by this report, the Board of Directors of Principal Variable Contracts Funds, Inc. (“PVC”) approved an Amended Sub-
Advisory Agreement for LargeCap Growth Account I between Principal Global Investors, LLC and T. Rowe Price Associates, Inc.
Amended Sub-Advisory Agreement for LargeCap Growth Account I
On April 27, 2023, the Board met to consider for the LargeCap Growth Account I (the “Account”) the approval of an amended sub-advisory agreement (a “Sub-Advisory Agreement”) between Principal Global Investors, LLC (the “Manager”) and T. Rowe Price Associates, Inc. (the
“Sub-Advisor”) in connection with a proposal to amend the sub-advisory fee schedule to reduce the sub-advisory fee rate payable at certain asset levels.
The Board reviewed materials received from the Manager regarding the proposed amendment of the Sub-Advisory Agreement and noted that because the sub-advisory fee was paid by the Manager, the amendment would not change the management fee rate paid by the Account. The
Board considered the Manager’s representation that the amendment would not reduce the quality or quantity of the services the Sub-Advisor provides to the Account and that the Sub-Advisor’s obligations under the Sub-Advisory Agreement would remain the same in all material respects. The Board also considered that the Manager was not proposing any material changes to the terms of the Sub-Advisory Agreement other than to the sub-advisory fee schedule.
The Board considered that they had last approved the Sub-Advisory Agreement for the Account during the annual contract renewal process that concluded at the Board of Directors’ September 2022 meeting. They noted that during the annual contract renewal process, they had considered the nature, quality and extent of the services provided by the Sub-Advisor under the Sub-Advisory Agreement and had concluded, based upon the information provided, that the terms of the Sub-Advisory Agreement were reasonable and that approval of the Sub-Advisory Agreement was in the best interests of the Account.
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the amended Sub-Advisory
Agreement are fair and reasonable and that approval of the amended Sub-Advisory Agreement is in the best interests of the Account.

Joint Annual Meeting of Shareholders
Principal Variable Contracts Funds, Inc.
Held April 26, 2023
1. Election of thirteen Directors as members of the Board of Directors
2. Approval of the ability of Principal Global Investors, LLC to enter into and/or materially amend sub-advisory agreements with all sub-
advisors, regardless of the degree of affiliation, as described in the proposal, on behalf of the Fund without obtaining shareholder approval
For Withheld
Leroy T. Barnes 1,055,206,713 103,848,470
Craig Damos 1,057,344,681 101,710,502
Katharin S. Dyer 1,060,101,164 98,954,019
Frances P. Grieb 1,059,668,547 99,386,636
Fritz S. Hirsch 935,067,627 223,987,556
Victor L. Hymes 1,059,970,348 99,084,835
Padelford L. Lattimer 935,224,580 223,830,603
Karen McMillan 1,059,931,810 99,123,373
Elizabeth A. Nickels 1,059,352,415 99,702,769
Mary M. VanDeWeghe 1,059,744,891 99,310,292
Kamal Bhatia 1,053,101,296 105,953,887
Patrick G. Halter 1,060,586,417 98,468,766
Kenneth A. McCullum 1,059,585,357 99,469,826
For Against Abstain
Bond Market Index Account 198,356,353 - 59,095,856
Core Plus Bond Account 17,809,165 1,072,686 846,254
Diversified Balanced Account 45,121,062 4,287,137 4,483,109
Diversified Balanced Managed Volatility Account 11,359,740 591,062 529,580
Diversified Balanced Volatility Control Account 18,037,129 1,010,754 591,205
Diversified Growth Account 159,113,179 15,165,951 10,340,998
Diversified Growth Managed Volatility Account 20,286,908 3,225,017 960,581
Diversified Growth Volatility Control Account 92,290,779 6,566,825 10,301,264
Diversified Income Account 16,961,553 873,754 2,938,484
Diversified International Account 15,789,958 891,056 589,747
Equity Income Account 21,598,996 1,915,662 1,166,709
Global Emerging Markets Account 4,117,774 350,405 124,269
Government & High Quality Bond Account 12,912,881 316,340 898,789
LargeCap Growth Account I 13,134,295 628,101 468,350
LargeCap S&P 500 Index Account 120,337,362 6,163,068 10,972,475
LargeCap S&P 500 Managed Volatility Index Account - - -
MidCap Account 9,082,847 765,684 518,532
Principal Capital Appreciation Account 4,316,919 325,454 254,831
Principal LifeTime 2010 Account 2,337,061 25,950 -
Principal LifeTime 2020 Account 8,574,110 635,511 1,445,327
Principal LifeTime 2030 Account 14,611,263 639,733 927,604
Principal LifeTime 2040 Account 6,430,628 75,328 126,382
Principal LifeTime 2050 Account 2,818,544 134,400 547,487
Principal LifeTime 2060 Account 925,966 - -
Principal LifeTime Strategic Income Account 1,709,698 25,178 91,316
Real Estate Securities Account 7,428,805 182,778 184,448
Short-Term Income Account 35,205,267 1,638,138 14,265,701
SmallCap Account 11,210,621 688,839 568,309
SAM Balanced Portfolio 37,257,057 2,137,700 3,905,944
SAM Conservative Balanced Portfolio 13,585,159 952,245 709,049
SAM Conservative Growth Portfolio 16,572,915 1,278,833 1,402,318
SAM Flexible Income Portfolio 11,426,234 1,006,041 918,099
SAM Strategic Growth Portfolio 13,390,550 2,659,449 446,610

Principal.com
This report must be preceded or accompanied by a current prospectus for the Principal Variable
Contracts Funds, Inc.
Principal Variable Contracts Funds, Inc., are distributed by Principal Funds Distributor, Inc.
Principal
®
, Principal Financial Group
®
, and Principal and the logomark design are registered
trademarks of Principal Financial Services, Inc., a Principal Financial Group company, in the United
States and are trademarks and services marks of Principal Financial Services, Inc., in various countries around the world.
© 2023 Principal Financial Services, Inc. | MM1291-28 | 08/2023 | 2336004

ITEM 2 – CODE OF ETHICS

Not applicable to semi-annual reports.

ITEM 3 – AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable to semi-annual reports.

ITEM 4 – PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to semi-annual reports.

ITEM 5 – AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6 – SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

ITEM 7 – DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8 – PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9 – PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10 – SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

None.

ITEM 11 – CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12 – DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13 – EXHIBITS

(a)(1) Code of Ethics - Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as
Exhibit 99.CERT
.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as
Exhibit 99.906CERT
.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Principal Variable Contracts Funds, Inc.

By	/s/ Kamal Bhatia

            Kamal Bhatia, President and CEO

Date	8/8/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kamal Bhatia

            Kamal Bhatia, President and CEO

Date	8/8/2023

By	/s/ Michael Scholten

            Michael Scholten, Chief Financial Officer

Date	8/8/2023